UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02652

Name of Registrant: Vanguard Index Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2015 – June 30, 2015

Item 1: Reports to Shareholders

Semiannual Report | June 30, 2015

Vanguard 500 Index Fund

The mission continues

On May 1, 1975, Vanguard began operations, a fledgling company based on the simple but revolutionary idea that a mutual fund company should be managed solely in the interest of its investors.

Four decades later, that revolutionary spirit continues to animate the enterprise. Vanguard remains on a mission to give investors the best chance of investment success.

As we mark our 40th anniversary, we thank you for entrusting your assets to Vanguard and giving us the opportunity to help you reach your financial goals in the decades to come.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	6
Performance Summary.	7
Financial Statements.	8
About Your Fund’s Expenses.	25
Trustees Approve Advisory Arrangement.	27
Glossary.	28

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Since our founding, Vanguard has drawn inspiration from the enterprise and valor demonstrated by British naval hero Horatio Nelson and his command at the Battle of the Nile in 1798. The photograph displays a replica of a merchant ship from the same era as Nelson’s flagship, the HMS Vanguard.

Your Fund’s Total Returns

Six Months Ended June 30, 2015
Total
Returns
Vanguard 500 Index Fund
Investor Shares	1.17%
ETF Shares
Market Price	1.23
Net Asset Value	1.23
Admiral™ Shares	1.23
S&P 500 Index	1.23
Large-Cap Core Funds Average	1.01
Large-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance
December 31, 2014, Through June 30, 2015
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard 500 Index Fund
Investor Shares	$189.89	$190.36	$1.794	$0.000
ETF Shares	188.45	188.92	1.886	0.000
Admiral Shares	189.89	190.36	1.900	0.000

1

Chairman’s Letter

Dear Shareholder,

For the six months ended June 30, Vanguard 500 Index Fund returned about 1%. It closely tracked its target index, the Standard & Poor’s 500 Index, and slightly outpaced the average return of its large-capitalization core fund peers.

U.S. stocks navigated several challenges during the half year to end the period with modest results. Large-cap stocks such as those held by your fund underperformed their small- and mid-cap counterparts.

Five of the ten industry sectors represented in the index advanced, but the rest lost ground. Stocks of health care and consumer discretionary companies returned the most; energy, utilities, and industrials suffered the steepest declines.

U.S. stocks held onto gains despite fading at the finish
U.S. stocks traveled a choppy course en route to about a 2% return for the half year as Greece’s debt drama intensified. Mixed economic news, stock valuations perceived as high by some investors, and the strong U.S. dollar’s negative effect on the profits of U.S.-based multinational companies also unsettled markets. However, investors seemed reassured by the Federal Reserve’s careful approach to potentially raising short-term interest rates, other nations’ monetary stimulus programs, and corporate earnings that generally surpassed forecasts.

2

International stocks returned about 5% for U.S. investors; results would have been higher if not for the dollar’s strength against many foreign currencies. Returns for the developed markets of the Pacific region, led by Japan, surpassed those of Europe and emerging markets.

After bursting from the gate, bond prices lost momentum
Strong results in January didn’t hold up for the broad U.S. taxable bond market, which returned –0.10% for the half year after declining in four other months. The yield of the 10-year Treasury note ended June at 2.33%, up from 2.19% six months earlier. (Bond prices and yields move in opposite directions.)

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned –5.43% as the dollar’s strength limited returns. Without this currency effect, returns were just marginally negative. As investors grew more confident about Europe’s economic growth, European bond yields bounced back from their very low (and in some cases, negative) levels.

Returns were negligible for money market funds and savings accounts, which remained handcuffed by the Fed’s target of 0%–0.25% for short-term rates.

Weakness in several sectors muted the fund’s performance
Vanguard 500 Index Fund offers investors broad exposure to the large-cap segment of the domestic stock market by investing

Market Barometer

			Total Returns
		Periods Ended June 30, 2015
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	1.71%	7.37%	17.58%
Russell 2000 Index (Small-caps)	4.75	6.49	17.08
Russell 3000 Index (Broad U.S. market)	1.94	7.29	17.54
FTSE All-World ex US Index (International)	4.61	-4.36	8.16

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	-0.10%	1.86%	3.35%
Barclays Municipal Bond Index (Broad tax-exempt market)	0.11	3.00	4.50
Citigroup Three-Month U.S. Treasury Bill Index	0.00	0.02	0.05

CPI
Consumer Price Index	1.63%	0.12%	1.83%

3

in 500 of the largest U.S. companies. Together, these companies account for about three-fourths of the broad U.S. stock market’s value.

As I mentioned, the health care and consumer discretionary sectors led performance for the most recent six months. Health care stocks, which were generally strong across the board, received a boost in late June from the Supreme Court’s decision to uphold a key provision of the Affordable Care Act. Stocks of managed care providers rose as speculation about consolidation within the industry intensified. Pharmaceutical companies and biotechnology firms also stood out amid a high level of merger and acquisition activity.

Results in the consumer discretionary sector were mixed. Strength among internet retailers, media companies, and restaurants offset disappointing results from automobile manufacturers and apparel and luxury goods companies. Information technology, telecommunication services, and materials stocks also added modestly to returns.

The energy sector detracted the most from the index’s performance. Oil and gas stocks, which pared their losses from earlier in the period as oil prices bounced back a bit, still declined more than 5%.

Utilities and industrials stocks also hurt returns. After hitting a peak in late-January, utilities declined sharply, dropping more than 10% through the end of June.

Expense Ratios
Your Fund Compared With Its Peer Group

	Investor	ETF	Admiral	Peer Group
	Shares	Shares	Shares	Average
500 Index Fund	0.17%	0.05%	0.05%	1.12%

The fund expense ratios shown are from the prospectus dated April 28, 2015, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2015, the fund’s annualized expense ratios were 0.15% for Investor Shares, 0.04% for ETF Shares, and 0.04% for Admiral Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2014.

Peer group: Large-Cap Core Funds.

4

Investors searching for yield had lifted the stocks, which are known for paying relatively high dividends. But with a potential Federal Reserve rate hike on the horizon, the sector sharply reversed course. To some investors, higher rates can make dividend-paying stocks less attractive relative to bonds.

Weakened demand and the strength of the U.S. dollar abroad weighed on the industrial sector. A long, cold winter in parts of the country took its toll on railroad stocks, which were among the hardest hit, and airline companies declined amid fears of increased capacity. Stocks in the consumer staples and financial sectors also lost ground.

As your investment costs go down, your chance for success can go up
Being an investor can be frustrating at times: You’re planning for your financial future, but some factors—for example, the financial markets—are beyond your control. Although you can’t control the markets, you do have some choice in how much you pay to invest in them. And what you pay can greatly affect your chance for success.

At Vanguard, as you know, we take minimizing costs seriously. Indeed, that’s one of our four investment principles. (You can read more in Vanguard’s Principles for Investing Success, available at vanguard.com/research.) Paying less in expenses has an intuitive, immediate appeal.

Less obvious, perhaps, is the enormous advantage that low costs can offer over time.

Imagine two well-diversified portfolios, each with a starting balance of $100,000 and each earning a yearly return of 6%, which is reinvested over a 30-year period. In one scenario, the investor pays expenses totaling 0.25% of assets every year; in the other, the investor pays 0.90%. (Keep in mind that this is a hypothetical example and doesn’t represent any particular investment.)

After 30 years, the lower-cost portfolio has a balance of more than $530,000, while the higher-cost portfolio has almost $440,000. What might seem like a trifling cost difference at the start becomes a meaningful difference in the long termin this example, nearly $100,000.

Increasingly, investors recognize the importance of minimizing costs. According to Morningstar, over the past 10 years, 95% of cash flows have gone into funds that charge the lowest 20% in expenses. We’re pleased to see this trend, because it means investors are keeping more of their returns. In doing so, they’re giving themselves a better chance of reaching their financial goals.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 15, 2015

5

500 Index Fund

Fund Profile
As of June 30, 2015

Share-Class Characteristics

	Investor	ETF	Admiral
	Shares	Shares	Shares
Ticker Symbol	VFINX	VOO	VFIAX
Expense Ratio[1]	0.17%	0.05%	0.05%
30-Day SEC Yield	1.96%	2.06%	2.06%

Portfolio Characteristics
			DJ
			U.S.
			Total
			Market
		S&P 500	FA
	Fund	Index	Index
Number of Stocks	506	501	3,854
Median Market Cap	$80.4B	$80.4B	$49.5B
Price/Earnings Ratio	20.1x	20.0x	21.6x
Price/Book Ratio	2.8x	2.8x	2.8x
Return on Equity	18.9%	18.7%	17.4%
Earnings Growth
Rate	11.3%	11.3%	11.6%
Dividend Yield	2.1%	2.1%	1.9%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	3%	—	—
Short-Term
Reserves	0.2%	—	—

Sector Diversification (% of equity exposure)
			DJ
			U.S. Total
		S&P 500	Market
	Fund	Index	FA Index
Consumer Discretionary	12.8%	12.8%	13.5%
Consumer Staples	9.4	9.4	8.2
Energy	7.8	7.9	7.2
Financials	16.5	16.5	17.9
Health Care	15.4	15.4	15.1
Industrials	10.1	10.1	10.8
Information Technology	19.7	19.7	18.9
Materials	3.2	3.1	3.5
Telecommunication
Services	2.3	2.3	2.0
Utilities	2.8	2.8	2.9

Volatility Measures
		DJ
		U.S. Total
	S&P 500	Market
	Index	FA Index
R-Squared	1.00	0.98
Beta	1.00	0.97

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Technology
	Hardware, Storage &
	Peripherals	4.0%
Microsoft Corp.	Systems Software	2.0
Exxon Mobil Corp.	Integrated Oil & Gas	1.9
Google Inc.	Internet Software &
	Services	1.7
Johnson & Johnson	Pharmaceuticals	1.5
General Electric Co.	Industrial
	Conglomerates	1.5
Wells Fargo & Co.	Diversified Banks	1.4
JPMorgan Chase & Co.	Diversified Banks	1.4
Berkshire Hathaway Inc. Multi-Sector Holdings		1.4
Procter & Gamble Co.	Household Products	1.2
Top Ten		18.0%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 28, 2015, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2015, the fund’s annualized expense ratios were 0.15% for Investor Shares, 0.04% for ETF Shares, and 0.04% for Admiral
Shares.

6

500 Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2004, Through June 30, 2015

500 Index Fund Investor Shares
S&P 500 Index

Note: For 2015, performance data reflect the six months ended June 30, 2015.

Average Annual Total Returns: Periods Ended June 30, 2015

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	8/31/1976	7.28%	17.17%	7.77%
ETF Shares	9/7/2010
Market Price		7.43	—	16.55[1]
Net Asset Value		7.39	—	16.55[1]
Admiral Shares	11/13/2000	7.40	17.31	7.88
1 Return since inception.

7

500 Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2015

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (12.7%)
	Walt Disney Co.	17,907,640	2,043,978
*	Amazon.com Inc.	4,380,577	1,901,565
	Home Depot Inc.	14,901,583	1,656,013
	Comcast Corp. Class A	27,496,061	1,653,613
	McDonald’s Corp.	10,995,847	1,045,375
	Starbucks Corp.	17,213,368	922,895
	NIKE Inc. Class B	7,988,875	862,958
	Time Warner Inc.	9,459,724	826,875
	Lowe’s Cos. Inc.	10,699,614	716,553
*	Priceline Group Inc.	594,630	684,639
	Ford Motor Co.	45,604,320	684,521
	Twenty-First Century
	Fox Inc. Class A	20,298,353	660,610
	Target Corp.	7,324,649	597,911
	Time Warner Cable Inc.	3,242,927	577,792
*	DIRECTV	5,767,991	535,212
	TJX Cos. Inc.	7,805,210	516,471
	General Motors Co.	15,487,579	516,201
*	Netflix Inc.	695,480	456,889
	Yum! Brands Inc.	4,960,475	446,840
	Johnson Controls Inc.	7,512,132	372,076
	CBS Corp. Class B	5,194,140	288,275
	Delphi Automotive plc	3,312,379	281,850
	VF Corp.	3,900,246	272,003
	Dollar General Corp.	3,408,419	264,971
	Viacom Inc. Class B	4,098,545	264,930
*	O’Reilly Automotive Inc.	1,158,524	261,803
	Macy’s Inc.	3,859,274	260,385
	Carnival Corp.	5,173,908	255,539
*	AutoZone Inc.	363,904	242,688
	L Brands Inc.	2,813,491	241,201
	Ross Stores Inc.	4,746,966	230,750
*	Chipotle Mexican
	Grill Inc. Class A	356,163	215,475
	Omnicom Group Inc.	2,802,697	194,759
*	Dollar Tree Inc.	2,365,388	186,842
	Marriott International Inc.
	Class A	2,365,639	175,980

			Market
			Value
		Shares	($000)
*	Under Armour Inc.
	Class A	1,928,741	160,934
	Starwood Hotels &
	Resorts Worldwide Inc.	1,960,377	158,967
*	CarMax Inc.	2,400,246	158,920
	Genuine Parts Co.	1,746,037	156,323
	Whirlpool Corp.	902,214	156,128
	Hanesbrands Inc.	4,607,810	153,532
	Royal Caribbean
	Cruises Ltd.	1,892,116	148,891
	BorgWarner Inc.	2,595,741	147,542
	Kohl’s Corp.	2,270,037	142,127
	Tractor Supply Co.	1,565,093	140,764
*	Mohawk Industries Inc.	712,758	136,066
*	Bed Bath & Beyond Inc.	1,965,213	135,560
	Harley-Davidson Inc.	2,398,211	135,139
	Newell Rubbermaid Inc.	3,082,520	126,722
	Expedia Inc.	1,143,901	125,086
	Nordstrom Inc.	1,617,566	120,509
	Tiffany & Co.	1,289,139	118,343
	Gap Inc.	3,016,319	115,133
	Wyndham Worldwide
	Corp.	1,377,205	112,807
	Staples Inc.	7,349,488	112,521
*	TripAdvisor Inc.	1,284,188	111,904
	Coach Inc.	3,169,602	109,700
	Best Buy Co. Inc.	3,359,014	109,537
	PVH Corp.	948,730	109,294
	DR Horton Inc.	3,827,355	104,716
	Lennar Corp. Class A	2,048,041	104,532
	Darden Restaurants Inc.	1,443,267	102,587
	Mattel Inc.	3,881,503	99,716
	Harman International
	Industries Inc.	816,337	97,095
	Hasbro Inc.	1,285,317	96,129
*	Michael Kors
	Holdings Ltd.	2,279,436	95,941
	H&R Block Inc.	3,157,805	93,629
	Goodyear Tire
	& Rubber Co.	3,094,933	93,312

8

500 Index Fund

			Market
			Value
		Shares	($000)
*	Discovery
	Communications Inc.	2,995,342	93,095
	Wynn Resorts Ltd.	934,929	92,249
	Ralph Lauren Corp.
	Class A	693,014	91,727
	Interpublic Group
	of Cos. Inc.	4,737,529	91,292
	Family Dollar Stores Inc.	1,102,416	86,881
*	News Corp. Class A	5,745,003	83,820
*	TEGNA Inc.	2,602,707	83,469
	Comcast Corp. Special
	Class A	1,338,634	80,238
	Leggett & Platt Inc.	1,580,666	76,947
	PulteGroup Inc.	3,762,577	75,816
	Scripps Networks
	Interactive Inc. Class A	1,089,805	71,241
	Garmin Ltd.	1,382,905	60,751
	Cablevision Systems
	Corp. Class A	2,528,009	60,521
*	Discovery
	Communications Inc.
	Class A	1,710,262	56,883
*	AutoNation Inc.	863,007	54,352
^	GameStop Corp. Class A	1,223,670	52,569
*	Urban Outfitters Inc.	1,116,523	39,078
*	Fossil Group Inc.	492,489	34,159
*	Gannett Co. Inc.	1,555	22
			26,691,654
Consumer Staples (9.4%)
	Procter & Gamble Co.	31,122,763	2,435,045
	Coca-Cola Co.	45,001,730	1,765,418
	PepsiCo Inc.	16,932,917	1,580,518
	Philip Morris
	International Inc.	17,771,444	1,424,737
	CVS Health Corp.	12,943,966	1,357,563
	Wal-Mart Stores Inc.	18,103,233	1,284,062
	Altria Group Inc.	22,559,862	1,103,403
	Walgreens Boots
	Alliance Inc.	10,010,309	845,271
	Mondelez International
	Inc. Class A	18,660,268	767,683
	Costco Wholesale Corp.	5,041,730	680,936
	Colgate-Palmolive Co.	9,754,432	638,037
	Kraft Foods Group Inc.	6,794,506	578,484
	Kimberly-Clark Corp.	4,176,847	442,620
	Kroger Co.	5,623,526	407,762
	General Mills Inc.	6,838,238	381,027
	Reynolds American Inc.	4,768,495	356,016
	Archer-Daniels-Midland
	Co.	7,116,850	343,175
	Sysco Corp.	6,811,568	245,898
*	Monster Beverage Corp.	1,686,616	226,040
	Constellation Brands Inc.
	Class A	1,943,650	225,502
	Estee Lauder Cos. Inc.
	Class A	2,561,141	221,949

		Market
		Value
	Shares	($000)
ConAgra Foods Inc.	4,899,091	214,188
Mead Johnson
Nutrition Co.	2,323,492	209,625
Kellogg Co.	2,874,370	180,223
Brown-Forman Corp.
Class B	1,787,612	179,083
Whole Foods Market Inc.	4,110,159	162,105
Dr Pepper Snapple
Group Inc.	2,199,578	160,349
Clorox Co.	1,504,917	156,541
Hershey Co.	1,683,665	149,560
Tyson Foods Inc.
Class A	3,346,732	142,671
Molson Coors Brewing
Co. Class B	1,831,489	127,856
JM Smucker Co.	1,111,866	120,537
McCormick & Co. Inc.	1,465,998	118,673
Coca-Cola Enterprises Inc.	2,458,997	106,819
Keurig Green
Mountain Inc.	1,324,815	101,521
Campbell Soup Co.	2,038,954	97,156
Hormel Foods Corp.	1,546,347	87,168
		19,625,221
Energy (7.8%)
Exxon Mobil Corp.	47,964,599	3,990,655
Chevron Corp.	21,572,421	2,081,091
Schlumberger Ltd.	14,565,981	1,255,442
ConocoPhillips	14,144,143	868,592
Kinder Morgan Inc.	19,898,097	763,888
Occidental Petroleum
Corp.	8,811,668	685,283
EOG Resources Inc.	6,297,286	551,327
Phillips 66	6,221,480	501,202
Anadarko Petroleum
Corp.	5,827,010	454,856
Williams Cos. Inc.	7,733,359	443,817
Halliburton Co.	9,761,030	420,408
Valero Energy Corp.	5,834,816	365,260
Marathon Petroleum
Corp.	6,232,334	326,013
Baker Hughes Inc.	4,986,522	307,668
Devon Energy Corp.	4,433,130	263,727
Spectra Energy Corp.	7,701,296	251,062
Apache Corp.	4,325,986	249,307
Pioneer Natural
Resources Co.	1,712,800	237,548
National Oilwell
Varco Inc.	4,449,621	214,828
Marathon Oil Corp.	7,742,947	205,498
Noble Energy Inc.	4,439,601	189,482
Hess Corp.	2,802,237	187,414
Cabot Oil & Gas Corp.	4,744,784	149,651
EQT Corp.	1,747,640	142,153
Tesoro Corp.	1,444,718	121,949
Cimarex Energy Co.	1,074,634	118,543

9

500 Index Fund

			Market
			Value
		Shares	($000)
*	Cameron International
	Corp.	2,195,872	114,998
*	FMC Technologies Inc.	2,648,983	109,906
*	Southwestern Energy Co.	4,439,589	100,912
	ONEOK Inc.	2,395,019	94,555
	Range Resources Corp.	1,910,328	94,332
	Helmerich & Payne Inc.	1,235,230	86,985
	Murphy Oil Corp.	1,918,187	79,739
*	Newfield Exploration Co.	1,866,784	67,428
^	Chesapeake Energy Corp.	5,934,696	66,291
^	Transocean Ltd.	3,916,400	63,132
	Ensco plc Class A	2,687,155	59,843
	CONSOL Energy Inc.	2,623,669	57,039
	Noble Corp. plc	2,774,492	42,699
^	Diamond Offshore
	Drilling Inc.	770,633	19,890
	QEP Resources Inc.	1,134	21
			16,404,434
Financials (16.5%)
	Wells Fargo & Co.	53,753,983	3,023,124
	JPMorgan Chase & Co.	42,572,717	2,884,727
*	Berkshire Hathaway
	Inc. Class B	19,358,850	2,634,933
	Bank of America Corp.	120,477,338	2,050,524
	Citigroup Inc.	34,806,904	1,922,733
	Goldman Sachs
	Group Inc.	4,609,046	962,323
	American International
	Group Inc.	15,296,397	945,623
	US Bancorp	20,339,847	882,749
	American Express Co.	10,021,601	778,879
	MetLife Inc.	12,800,380	716,693
	Morgan Stanley	17,627,732	683,780
	Simon Property
	Group Inc.	3,570,847	617,828
	PNC Financial Services
	Group Inc.	5,941,451	568,300
	Capital One Financial
	Corp.	6,268,478	551,438
	Bank of New York
	Mellon Corp.	12,865,714	539,974
	BlackRock Inc.	1,456,752	504,007
	Prudential Financial Inc.	5,196,761	454,821
	American Tower
	Corporation	4,853,628	452,795
	Charles Schwab Corp.	13,260,269	432,948
	ACE Ltd.	3,746,610	380,955
	State Street Corp.	4,722,788	363,655
	Travelers Cos. Inc.	3,656,089	353,398
	Marsh & McLennan
	Cos. Inc.	6,176,552	350,210
	CME Group Inc.	3,640,078	338,746
	BB&T Corp.	8,385,244	338,009
	Aon plc	3,231,978	322,164
	McGraw Hill
	Financial Inc.	3,139,868	315,400

			Market
			Value
		Shares	($000)
	Crown Castle
	International Corp.	3,871,524	310,883
	Aflac Inc.	4,977,442	309,597
	Public Storage	1,666,165	307,191
	Allstate Corp.	4,692,114	304,377
	Equity Residential	4,175,622	293,003
	Discover Financial
	Services	5,076,350	292,499
	Intercontinental
	Exchange Inc.	1,282,021	286,673
	Health Care REIT Inc.	4,027,016	264,293
	Ameriprise Financial Inc.	2,080,822	259,957
	SunTrust Banks Inc.	5,922,031	254,766
	Chubb Corp.	2,635,744	250,765
	AvalonBay
	Communities Inc.	1,516,485	242,440
	Ventas Inc.	3,795,870	235,686
	T. Rowe Price Group Inc.	3,014,160	234,291
	Prologis Inc.	6,011,782	223,037
	Moody’s Corp.	2,040,961	220,342
	Franklin Resources Inc.	4,474,358	219,378
*	Berkshire Hathaway Inc.
	Class A	1,042	213,454
	Boston Properties Inc.	1,759,890	213,017
	Hartford Financial
	Services Group Inc.	4,817,347	200,257
	Fifth Third Bancorp	9,291,452	193,448
	HCP Inc.	5,296,349	193,158
	Northern Trust Corp.	2,516,613	192,420
	Vornado Realty Trust	2,008,639	190,680
	M&T Bank Corp.	1,525,436	190,573
	Weyerhaeuser Co.	5,939,486	187,094
	Invesco Ltd.	4,941,028	185,239
	General Growth
	Properties Inc.	7,218,259	185,221
	Host Hotels
	& Resorts Inc.	8,691,884	172,360
	Lincoln National Corp.	2,902,651	171,895
	Progressive Corp.	6,124,733	170,451
	Principal Financial
	Group Inc.	3,143,931	161,252
	Essex Property Trust Inc.	749,710	159,313
	Regions Financial Corp.	15,376,227	159,298
	KeyCorp	9,731,598	146,169
*	Affiliated Managers
	Group Inc.	627,766	137,230
	Loews Corp.	3,408,364	131,256
	XL Group plc Class A	3,517,726	130,859
	SL Green Realty Corp.	1,142,433	125,542
	Macerich Co.	1,615,907	120,547
*	CBRE Group Inc. Class A	3,208,682	118,721
	Realty Income Corp.	2,667,701	118,419
	Kimco Realty Corp.	4,735,077	106,729
	Huntington
	Bancshares Inc.	9,275,364	104,904
	Comerica Inc.	2,042,170	104,804

10

500 Index Fund

			Market
			Value
		Shares	($000)
	Unum Group	2,862,377	102,330
*	E*TRADE Financial Corp.	3,325,701	99,605
	Leucadia National Corp.	3,617,791	87,840
	Cincinnati Financial Corp.	1,696,173	85,114
	Torchmark Corp.	1,446,855	84,236
	Plum Creek Timber
	Co. Inc.	2,013,874	81,703
	Navient Corp.	4,463,271	81,276
	Zions Bancorporation	2,330,118	73,946
	Iron Mountain Inc.	2,148,775	66,612
	NASDAQ OMX
	Group Inc.	1,358,010	66,284
	Apartment Investment
	& Management Co.	1,789,620	66,091
	Legg Mason Inc.	1,118,499	57,636
	People’s United
	Financial Inc.	3,544,403	57,455
	Hudson City Bancorp Inc.	5,525,371	54,591
	Assurant Inc.	778,719	52,174
*	Genworth Financial Inc.
	Class A	5,703,292	43,174
			34,524,291
Health Care (15.4%)
	Johnson & Johnson	31,811,711	3,100,369
	Pfizer Inc.	70,639,276	2,368,535
	Gilead Sciences Inc.	16,858,966	1,973,848
	Merck & Co. Inc.	32,410,223	1,845,114
*	Allergan plc	4,502,092	1,366,205
	Amgen Inc.	8,722,258	1,339,041
	UnitedHealth Group Inc.	10,920,086	1,332,250
	AbbVie Inc.	19,726,465	1,325,421
	Bristol-Myers Squibb Co.	19,123,122	1,272,453
	Medtronic plc	16,347,994	1,211,386
*	Biogen Inc.	2,698,501	1,090,033
*	Celgene Corp.	9,098,860	1,053,057
	Eli Lilly & Co.	11,203,041	935,342
	Abbott Laboratories	17,078,654	838,220
*	Express Scripts
	Holding Co.	8,366,326	744,101
	McKesson Corp.	2,656,333	597,170
	Thermo Fisher
	Scientific Inc.	4,566,443	592,542
	Aetna Inc.	4,005,986	510,603
	Anthem Inc.	3,034,739	498,122
	Cigna Corp.	2,952,500	478,305
*	Alexion
	Pharmaceuticals Inc.	2,568,554	464,318
*	Regeneron
	Pharmaceuticals Inc.	864,914	441,219
	Baxter International Inc.	6,243,607	436,615
*	Vertex
	Pharmaceuticals Inc.	2,796,296	345,287
	Becton Dickinson and Co.	2,402,067	340,253
	Humana Inc.	1,718,358	328,688
	Stryker Corp.	3,429,427	327,750
*	Mylan NV	4,722,155	320,445

			Market
			Value
		Shares	($000)
	Cardinal Health Inc.	3,795,318	317,478
	Perrigo Co. plc	1,677,995	310,144
*	HCA Holdings Inc.	3,327,132	301,837
	Zoetis Inc.	5,735,551	276,568
*	Boston Scientific Corp.	15,379,943	272,225
	AmerisourceBergen
	Corp. Class A	2,394,246	254,604
*	Cerner Corp.	3,512,953	242,605
	St. Jude Medical Inc.	3,213,562	234,815
	Zimmer Biomet
	Holdings Inc.	1,954,856	213,529
*	Intuitive Surgical Inc.	422,867	204,879
*	Endo International plc	2,326,202	185,282
*	Hospira Inc.	1,982,191	175,840
*	Edwards Lifesciences
	Corp.	1,233,903	175,745
*	Mallinckrodt plc	1,341,958	157,975
*	DaVita HealthCare
	Partners Inc.	1,972,659	156,767
	Universal Health
	Services Inc. Class B	1,045,813	148,610
	Agilent Technologies Inc.	3,822,291	147,464
	CR Bard Inc.	851,769	145,397
*	Laboratory Corp. of
	America Holdings	1,151,834	139,625
*	Henry Schein Inc.	959,310	136,337
*	Waters Corp.	948,615	121,783
	Quest Diagnostics Inc.	1,647,804	119,499
*	Varian Medical
	Systems Inc.	1,144,411	96,508
	DENTSPLY
	International Inc.	1,603,508	82,661
	PerkinElmer Inc.	1,297,892	68,321
*	Tenet Healthcare Corp.	1,137,794	65,856
	Patterson Cos. Inc.	982,492	47,798
			32,276,844
Industrials (10.1%)
	General Electric Co.	115,588,379	3,071,183
	3M Co.	7,276,985	1,122,839
	United Technologies
	Corp.	9,497,346	1,053,541
	Boeing Co.	7,377,637	1,023,426
	Union Pacific Corp.	10,044,602	957,954
	Honeywell
	International Inc.	8,967,569	914,423
	United Parcel Service
	Inc. Class B	7,960,955	771,496
	Danaher Corp.	7,064,550	604,655
	Caterpillar Inc.	6,924,874	587,368
	Lockheed Martin Corp.	3,069,225	570,569
	FedEx Corp.	3,024,178	515,320
	General Dynamics Corp.	3,582,680	507,630
	Emerson Electric Co.	7,666,608	424,960
	Delta Air Lines Inc.	9,421,938	387,053
	Deere & Co.	3,830,131	371,714
	CSX Corp.	11,333,853	370,050

11

500 Index Fund

			Market
			Value
		Shares	($000)
	Eaton Corp. plc	5,358,502	361,645
	Illinois Tool Works Inc.	3,880,643	356,204
	Northrop Grumman Corp.	2,223,093	352,649
	Raytheon Co.	3,500,578	334,935
	American Airlines
	Group Inc.	7,947,663	317,390
	Precision Castparts Corp.	1,585,748	316,943
	Norfolk Southern Corp.	3,497,233	305,518
	PACCAR Inc.	4,070,190	259,719
	Southwest Airlines Co.	7,666,535	253,686
	Cummins Inc.	1,923,542	252,349
	Waste Management Inc.	4,884,421	226,393
	Ingersoll-Rand plc	3,036,846	204,744
	Roper Technologies Inc.	1,153,175	198,877
	Rockwell Automation Inc.	1,544,130	192,460
	Nielsen NV	4,234,308	189,570
	Tyco International plc	4,830,033	185,860
	Stanley Black
	& Decker Inc.	1,763,603	185,602
	Parker-Hannifin Corp.	1,590,884	185,067
	WW Grainger Inc.	683,223	161,685
	Pall Corp.	1,225,640	152,531
	AMETEK Inc.	2,770,734	151,781
	Textron Inc.	3,185,094	142,151
	Pentair plc	2,060,857	141,684
	Rockwell Collins Inc.	1,517,408	140,133
	Equifax Inc.	1,365,267	132,554
	Fastenal Co.	3,118,633	131,544
*	Stericycle Inc.	975,668	130,652
	Dover Corp.	1,839,923	129,126
	Kansas City Southern	1,268,238	115,663
	Republic Services Inc.
	Class A	2,861,804	112,097
	L-3 Communications
	Holdings Inc.	944,905	107,133
	Snap-on Inc.	669,168	106,565
	CH Robinson
	Worldwide Inc.	1,672,704	104,360
	Expeditors International
	of Washington Inc.	2,194,430	101,174
2	Masco Corp.	3,987,538	99,293
*	United Rentals Inc.	1,112,477	97,475
	Cintas Corp.	1,089,270	92,141
	Fluor Corp.	1,691,497	89,666
	JB Hunt Transport
	Services Inc.	1,055,217	86,623
	Robert Half
	International Inc.	1,548,895	85,964
	Flowserve Corp.	1,544,472	81,332
	Xylem Inc.	2,079,602	77,091
*	Quanta Services Inc.	2,428,911	70,001
	Allegion plc	1,097,492	66,003
	ADT Corp.	1,964,167	65,937
*	Jacobs Engineering
	Group Inc.	1,440,026	58,494
	Ryder System Inc.	611,324	53,411

			Market
			Value
		Shares	($000)
	Dun & Bradstreet Corp.	413,195	50,410
	Pitney Bowes Inc.	2,312,611	48,125
	Joy Global Inc.	1,117,456	40,452
			21,157,043
Information Technology (19.6%)
	Apple Inc.	66,089,026	8,289,216
	Microsoft Corp.	92,801,489	4,097,186
*	Facebook Inc. Class A	24,161,535	2,072,214
*	Google Inc. Class A	3,283,225	1,773,073
*	Google Inc. Class C	3,292,603	1,713,833
	International Business
	Machines Corp.	10,505,836	1,708,879
	Intel Corp.	54,421,907	1,655,242
	Cisco Systems Inc.	58,344,037	1,602,127
	Visa Inc. Class A	22,175,485	1,489,084
	Oracle Corp.	36,571,542	1,473,833
	QUALCOMM Inc.	18,694,078	1,170,810
	MasterCard Inc. Class A	11,118,409	1,039,349
*	eBay Inc.	12,681,917	763,959
	Accenture plc Class A	7,184,209	695,288
	Hewlett-Packard Co.	20,722,744	621,890
	Texas Instruments Inc.	11,934,809	614,762
	EMC Corp.	22,278,827	587,938
*	Salesforce.com inc	6,993,968	486,990
*	Adobe Systems Inc.	5,452,009	441,667
	Automatic Data
	Processing Inc.	5,386,347	432,147
*	Cognizant Technology
	Solutions Corp.
	Class A	7,003,705	427,856
*	Yahoo! Inc.	10,012,057	393,374
	Avago Technologies Ltd.
	Class A	2,943,568	391,288
	Broadcom Corp. Class A	6,238,821	321,237
	Intuit Inc.	3,162,460	318,681
	TE Connectivity Ltd.	4,664,281	299,913
	Corning Inc.	14,437,797	284,858
	Applied Materials Inc.	14,128,589	271,551
*	Electronic Arts Inc.	3,567,026	237,207
*	Micron Technology Inc.	12,358,676	232,837
	Analog Devices Inc.	3,596,870	230,865
	Skyworks Solutions Inc.	2,192,320	228,221
*	Fiserv Inc.	2,716,430	225,002
*	Alliance Data
	Systems Corp.	711,806	207,805
	Amphenol Corp. Class A	3,543,948	205,443
	Fidelity National
	Information
	Services Inc.	3,251,835	200,963
	Western Digital Corp.	2,490,038	195,269
	Symantec Corp.	7,809,183	181,563
	Altera Corp.	3,454,071	176,848
	Paychex Inc.	3,750,230	175,811
	Seagate Technology plc	3,640,939	172,945
	Equinix Inc.	653,027	165,869
*	Red Hat Inc.	2,103,050	159,685

12

500 Index Fund

			Market
			Value
		Shares	($000)
	Lam Research Corp.	1,816,263	147,753
*	Akamai Technologies Inc.	2,048,429	143,021
	SanDisk Corp.	2,385,244	138,869
*	Qorvo Inc.	1,714,355	137,611
	Xilinx Inc.	2,966,550	131,003
*	Autodesk Inc.	2,611,639	130,778
*	Citrix Systems Inc.	1,838,855	129,014
	Xerox Corp.	11,904,414	126,663
	Motorola Solutions Inc.	2,129,498	122,105
	Linear Technology Corp.	2,747,159	121,507
	Western Union Co.	5,923,058	120,416
	NVIDIA Corp.	5,863,256	117,910
	NetApp Inc.	3,576,801	112,884
	Microchip Technology Inc.	2,321,014	110,074
	Harris Corp.	1,413,815	108,736
	CA Inc.	3,631,638	106,371
	Juniper Networks Inc.	4,031,278	104,692
	Computer Sciences Corp.	1,579,482	103,677
	KLA-Tencor Corp.	1,834,539	103,119
*	F5 Networks Inc.	825,280	99,322
	Total System Services Inc.	1,882,062	78,614
*	VeriSign Inc.	1,202,299	74,206
*	Teradata Corp.	1,628,207	60,244
	FLIR Systems Inc.	1,606,703	49,519
*	First Solar Inc.	867,085	40,736
			41,153,422
Materials (3.2%)
	Dow Chemical Co.	12,432,041	636,148
3	EI du Pont de
	Nemours & Co.	10,384,724	630,901
	Monsanto Co.	5,461,703	582,163
	LyondellBasell
	Industries NV Class A	4,506,643	466,528
	Praxair Inc.	3,307,505	395,412
	PPG Industries Inc.	3,118,585	357,764
	Ecolab Inc.	3,074,248	347,605
	Air Products
	& Chemicals Inc.	2,217,421	303,410
	Sherwin-Williams Co.	908,696	249,910
	International Paper Co.	4,851,129	230,865
	Freeport-McMoRan Inc.	11,931,195	222,159
	Sigma-Aldrich Corp.	1,370,129	190,927
	CF Industries
	Holdings Inc.	2,699,840	173,546
	Mosaic Co.	3,560,368	166,803
	Nucor Corp.	3,661,100	161,345
	Alcoa Inc.	14,022,909	156,355
	Newmont Mining Corp.	6,066,832	141,721
	Eastman Chemical Co.	1,709,099	139,838
	Vulcan Materials Co.	1,521,816	127,726
	Sealed Air Corp.	2,410,932	123,874
	Ball Corp.	1,581,519	110,944
	International Flavors
	& Fragrances Inc.	927,971	101,418
	Martin Marietta
	Materials Inc.	711,941	100,747

		Market
		Value
	Shares	($000)
MeadWestvaco Corp.	1,925,353	90,857
Rock-Tenn Co. Class A	1,485,800	89,445
Airgas Inc.	779,385	82,443
FMC Corp.	1,531,207	80,465
Avery Dennison Corp.	1,043,744	63,606
* Owens-Illinois Inc.	1,848,947	42,415
Allegheny
Technologies Inc.	1,252,297	37,819
		6,605,159
Telecommunication Services (2.3%)
Verizon
Communications Inc.	46,787,392	2,180,760
AT&T Inc.	59,572,817	2,116,026
CenturyLink Inc.	6,467,243	190,008
* Level 3
Communications Inc.	3,375,066	177,765
Frontier
Communications Corp.	13,224,215	65,460
		4,730,019
Utilities (2.8%)
Duke Energy Corp.	7,933,127	560,237
NextEra Energy Inc.	5,094,960	499,459
Dominion Resources Inc.	6,808,205	455,265
Southern Co.	10,419,310	436,569
Exelon Corp.	9,879,961	310,428
American Electric
Power Co. Inc.	5,620,557	297,721
PG&E Corp.	5,507,948	270,440
Sempra Energy	2,669,885	264,158
Public Service Enterprise
Group Inc.	5,803,199	227,950
PPL Corp.	7,664,413	225,870
Edison International	3,737,662	207,739
Consolidated Edison Inc.	3,359,831	194,467
Xcel Energy Inc.	5,815,184	187,133
NiSource Inc.	3,640,857	165,987
Eversource Energy	3,644,020	165,475
WEC Energy Group Inc.	3,615,143	162,573
FirstEnergy Corp.	4,841,376	157,587
DTE Energy Co.	2,057,262	153,554
Entergy Corp.	2,059,466	145,192
Ameren Corp.	2,783,618	104,887
AES Corp.	7,828,877	103,811
CMS Energy Corp.	3,166,335	100,816
CenterPoint Energy Inc.	4,935,651	93,926
NRG Energy Inc.	3,825,957	87,538
SCANA Corp.	1,638,744	83,002
Pepco Holdings Inc.	2,898,919	78,097
Pinnacle West
Capital Corp.	1,269,993	72,250
AGL Resources Inc.	1,375,287	64,033
TECO Energy Inc.	2,696,054	47,612
		5,923,776
Total Common Stocks
(Cost $122,086,243)		209,091,863

13

500 Index Fund

		Market
		Value
	Shares	($000)
Temporary Cash Investments (0.4%)[1]
Money Market Fund (0.4%)
[4,5] Vanguard Market
Liquidity Fund,
0.137%	698,544,048	698,544

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (0.0%)
[6,7] Fannie Mae Discount
Notes, 0.070%, 7/15/15	3,300	3,300
[7,8] Federal Home Loan
Bank Discount Notes,
0.085%, 7/24/15	15,000	14,999
[7,8] Federal Home Loan
Bank Discount Notes,
0.133%, 7/31/15	25,000	24,999
		43,298
Total Temporary Cash Investments
(Cost $741,840)		741,842
Total Investments (100.2%)
(Cost $122,828,083)		209,833,705
Other Assets and Liabilities (-0.2%)
Other Assets		551,294
Liabilities[4]		(968,826)
		(417,532)
Net Assets (100%)		209,416,173

At June 30, 2015, net assets consisted of:
Amount
($000)
Paid-in Capital	125,257,715
Overdistributed Net Investment Income	(22,512)
Accumulated Net Realized Losses	(2,822,420)
Unrealized Appreciation (Depreciation)
Investment Securities	87,005,622
Futures Contracts	(2,232)
Net Assets	209,416,173

Investor Shares—Net Assets
Applicable to 142,745,031 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	27,173,054
Net Asset Value Per Share—
Investor Shares	$190.36

Admiral Shares—Net Assets
Applicable to 787,110,661 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	149,834,527
Net Asset Value Per Share—
Admiral Shares	$190.36

ETF Shares—Net Assets
Applicable to 171,551,171 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	32,408,592
Net Asset Value Per Share—
ETF Shares	$188.92

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $65,326,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.
2 The market value of Masco Corp. is adjusted by $7,055,000 to account for the when-issued sale on June 30, 2015, of shares of TopBuild Corp. to be received through a spin-off from Masco Corp. The TopBuild Corp. shares were sold because TopBuild Corp. is not part of the benchmark index, and the when-issued sale was settled on July 7, 2015, after receipt of the shares from Masco Corp.
3 The market value of EI du Pont de Nemours & Co. (“Dupont”) is adjusted by $33,202,000 to account for the when-issued sale on June 30, 2015, of shares of Chemours Co. to be received through a spin-off from Dupont. The Chemours Co. shares were sold because Chemours Co. is not part of the benchmark index, and the when-issued sale was settled on July 7, 2015, after receipt of the shares from Dupont.
4 Includes $69,047,000 of collateral received for securities on loan.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7 Securities with a value of $30,098,000 have been segregated as initial margin for open futures contracts.
8 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

14

500 Index Fund

Statement of Operations

Six Months Ended
June 30, 2015
($000)
Investment Income
Income
Dividends	2,196,554
Interest[1]	583
Securities Lending	3,733
Total Income	2,200,870
Expenses
The Vanguard Group—Note B
Investment Advisory Services	4,489
Management and Administrative—Investor Shares	17,541
Management and Administrative—Admiral Shares	19,662
Management and Administrative—ETF Shares	3,404
Marketing and Distribution—Investor Shares	2,670
Marketing and Distribution—Admiral Shares	8,944
Marketing and Distribution—ETF Shares	2,534
Custodian Fees	702
Shareholders’ Reports—Investor Shares	222
Shareholders’ Reports—Admiral Shares	267
Shareholders’ Reports—ETF Shares	70
Trustees’ Fees and Expenses	77
Total Expenses	60,582
Net Investment Income	2,140,288
Realized Net Gain (Loss)
Investment Securities Sold	2,540,149
Futures Contracts	35,593
Realized Net Gain (Loss)	2,575,742
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(2,228,508)
Futures Contracts	(18,053)
Change in Unrealized Appreciation (Depreciation)	(2,246,561)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,469,469
1 Interest income from an affiliated company of the fund was $559,000.

See accompanying Notes, which are an integral part of the Financial Statements.

15

500 Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,140,288	3,491,270
Realized Net Gain (Loss)	2,575,742	2,934,840
Change in Unrealized Appreciation (Depreciation)	(2,246,561)	16,592,771
Net Increase (Decrease) in Net Assets Resulting from Operations	2,469,469	23,018,881
Distributions
Net Investment Income
Investor Shares	(262,470)	(507,320)
Admiral Shares	(1,474,707)	(2,181,851)
Signal Shares	—	(376,834)
ETF Shares	(310,784)	(414,084)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
ETF Shares	—	—
Total Distributions	(2,047,961)	(3,480,089)
Capital Share Transactions
Investor Shares	(953,177)	(2,739,056)
Admiral Shares	6,495,462	48,413,004
Signal Shares	—	(36,640,079)
ETF Shares	4,740,208	10,322,174
Net Increase (Decrease) from Capital Share Transactions	10,282,493	19,356,043
Total Increase (Decrease)	10,704,001	38,894,835
Net Assets
Beginning of Period	198,712,172	159,817,337
End of Period[1]	209,416,173	198,712,172

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($22,512,000) and ($114,839,000).

See accompanying Notes, which are an integral part of the Financial Statements.

16

500 Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value,
Beginning of Period	$189.89	$170.36	$131.37	$115.80	$115.82	$102.67
Investment Operations
Net Investment Income	1.886	3.326	2.956	2.709	2.246	2.020
Net Realized and Unrealized Gain (Loss)
on Investments	. 378	19.507	38.982	15.560	(.020)	13.096
Total from Investment Operations	2.264	22.833	41.938	18.269	2.226	15.116
Distributions
Dividends from Net Investment Income	(1.794)	(3.303)	(2.948)	(2.699)	(2.246)	(1.966)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.794)	(3.303)	(2.948)	(2.699)	(2.246)	(1.966)
Net Asset Value, End of Period	$190.36	$189.89	$170.36	$131.37	$115.80	$115.82

Total Return[1]	1.17%	13.51%	32.18%	15.82%	1.97%	14.91%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$27,173	$28,040	$27,758	$24,821	$25,967	$31,904
Ratio of Total Expenses to
Average Net Assets	0.15%	0.17%	0.17%	0.17%	0.17%	0.17%
Ratio of Net Investment Income to
Average Net Assets	2.01%	1.88%	1.95%	2.13%	1.92%	1.94%
Portfolio Turnover Rate[2]	3%	3%	3%	3%	4%	5%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

17

500 Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value,
Beginning of Period	$189.89	$170.36	$131.37	$115.80	$115.83	$102.67
Investment Operations
Net Investment Income	1.989	3.544	3.142	2.866	2.391	2.152
Net Realized and Unrealized Gain (Loss)
on Investments	. 381	19.503	38.980	15.560	(.031)	13.092
Total from Investment Operations	2.370	23.047	42.122	18.426	2.360	15.244
Distributions
Dividends from Net Investment Income	(1.900)	(3.517)	(3.132)	(2.856)	(2.390)	(2.084)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.900)	(3.517)	(3.132)	(2.856)	(2.390)	(2.084)
Net Asset Value, End of Period	$190.36	$189.89	$170.36	$131.37	$115.80	$115.83

Total Return[1]	1.23%	13.64%	32.33%	15.96%	2.08%	15.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$149,835	$143,043	$82,357	$59,749	$51,925	$51,438
Ratio of Total Expenses to
Average Net Assets	0.04%	0.05%	0.05%	0.05%	0.05%	0.06%
Ratio of Net Investment Income to
Average Net Assets	2.12%	2.00%	2.07%	2.25%	2.04%	2.05%
Portfolio Turnover Rate[2]	3%	3%	3%	3%	4%	5%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

18

500 Index Fund

Financial Highlights

ETF Shares
Six Months						Sept. 7,
	Ended					2010[2] to
			Year Ended December 31,
For a Share Outstanding	June 30,					Dec. 31,
Throughout Each Period	2015	2014	2013[1]	2012[1]	2011[1]	2010[1]
Net Asset Value,
Beginning of Period	$188.45	$169.07	$130.38	$114.92	$114.94	$100.16
Investment Operations
Net Investment Income	1.974	3.518	3.117	2.846	2.372	.726
Net Realized and Unrealized Gain (Loss)
on Investments	.382	19.352	38.681	15.450	(.020)	15.138
Total from Investment Operations	2.356	22.870	41.798	18.296	2.352	15.864
Distributions
Dividends from Net Investment Income	(1.886)	(3.490)	(3.108)	(2.836)	(2.372)	(1.084)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.886)	(3.490)	(3.108)	(2.836)	(2.372)	(1.084)
Net Asset Value, End of Period	$188.92	$188.45	$169.07	$130.38	$114.92	$114.94

Total Return	1.23%	13.63%	32.33%	15.98%	2.09%	15.89%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$32,409	$27,630	$15,037	$6,628	$2,366	$261
Ratio of Total Expenses to
Average Net Assets	0.04%	0.05%	0.05%	0.05%	0.05%	0.06%[3]
Ratio of Net Investment Income to
Average Net Assets	2.12%	2.00%	2.07%	2.25%	2.04%	2.05%[3]
Portfolio Turnover Rate [4]	3%	3%	3%	3%	4%	5%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Adjusted to reflect a 1-for-2 reverse share split as of the close of business on October 24, 2013.
2 Inception.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

19

500 Index Fund

Notes to Financial Statements

Vanguard 500 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Prior to October 24, 2014, the fund offered Signal Shares. Effective at the close of business on October 24, 2014, the Signal Shares were converted to Admiral Shares.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

20

500 Index Fund

During the six months ended June 30, 2015, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2011–2014), and for the period ended June 30, 2015, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counter-parties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counter-party risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2015, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income

21

500 Index Fund

over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At June 30, 2015, the fund had contributed capital of $18,735,000 to Vanguard (included in Other Assets), representing 7.49% of the fund’s net assets and 0.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	209,091,863	—	—
Temporary Cash Investments	698,544	43,298	—
Futures Contracts—Assets[1]	1,783	—	—
Futures Contracts—Liabilities[1]	(780)	—	—
Total	209,791,410	43,298	—
1 Represents variation margin on the last day of the reporting period.

22

500 Index Fund

D. At June 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	September 2015	341	175,138	(2,441)
E-mini S&P 500 Index	September 2015	1,069	109,808	209
				(2,232)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2015, the fund realized $1,447,047,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2014, the fund had available capital losses totaling $3,931,682,000 to offset future net capital gains. Of this amount, $1,770,014,000 is subject to expiration dates; $6,044,000 may be used to offset future net capital gains through December 31, 2015, and $1,763,970,000 through December 31, 2016. Capital losses of $2,161,668,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2015; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2015, the cost of investment securities for tax purposes was $122,828,083,000. Net unrealized appreciation of investment securities for tax purposes was $87,005,622,000, consisting of unrealized gains of $90,491,520,000 on securities that had risen in value since their purchase and $3,485,898,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2015, the fund purchased $16,462,275,000 of investment securities and sold $5,516,836,000 of investment securities, other than temporary cash investments. Purchases and sales include $6,769,816,000 and $2,150,530,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

23

500 Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2015	December 31, 2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	2,294,301	11,962	4,071,923	22,874
Issued in Lieu of Cash Distributions	249,848	1,285	484,554	2,675
Redeemed	(3,497,326)	(18,166)	(7,295,533)	(40,819)
Net Increase (Decrease)—Investor Shares	(953,177)	(4,919)	(2,739,056)	(15,270)
Admiral Shares
Issued[1]	13,663,027	71,167	53,038,579	294,996
Issued in Connection with Acquisition of
Vanguard Tax-Managed Growth and Income	—	—	3,371,686	19,420
Issued in Lieu of Cash Distributions	1,317,691	6,777	1,975,813	10,858
Redeemed	(8,485,256)	(44,119)	(9,973,074)	(55,414)
Net Increase (Decrease)—Admiral Shares	6,495,462	33,825	48,413,004	269,860
Signal Shares
Issued	—	—	4,684,525	32,628
Issued in Lieu of Cash Distributions	—	—	327,487	2,226
Redeemed[1]	—	—	(41,652,091)	(281,192)
Net Increase (Decrease)—Signal Shares	—	—	(36,640,079)	(246,338)
ETF Shares
Issued	6,806,388	35,861	12,851,957	72,128
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,066,180)	(10,925)	(2,529,783)	(14,450)
Net Increase (Decrease)—ETF Shares	4,740,208	24,936	10,322,174	57,678

1 Admiral Shares Issued and Signal Shares Redeemed include $26,198,274,000 from the conversion of Signal Shares to Admiral Shares during the 2014 fiscal year.

H. On May 16, 2014, the fund acquired all of the net assets of Vanguard Tax-Managed Growth and Income Fund pursuant to a plan of reorganization approved by the funds’ board of trustees on September 26, 2013. The purpose of the transaction was to combine two funds with similar investment strategies. The acquisition was accomplished by a tax-free exchange of 19,420,000 of Vanguard 500 Index Fund’s capital shares for the 45,479,000 shares of Vanguard Tax-Managed Growth and Income Fund outstanding on May 16, 2014. Each class of shares of Vanguard Tax-Managed Growth and Income Fund was exchanged for the Admiral Shares of Vanguard 500 Index Fund. Vanguard Tax-Managed Growth and Income Fund’s net assets of $3,371,686,000, including $1,348,485,000 of unrealized appreciation, were combined with Vanguard 500 Index Fund’s net assets of $168,166,924,000, resulting in combined net assets of $171,538,610,000 on May 16, 2014.

I. Management has determined that no material events or transactions occurred subsequent to June 30, 2015, that would require recognition or disclosure in these financial statements.

24

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

25

Six Months Ended June 30, 2015
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
500 Index Fund	12/31/2014	6/30/2015	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,011.75	$0.75
ETF Shares	1,000.00	1,012.30	0.20
Admiral Shares	1,000.00	1,012.30	0.20
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.05	$0.75
ETF Shares	1,000.00	1,024.60	0.20
Admiral Shares	1,000.00	1,024.60	0.20

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.15% for Investor Shares, 0.04% for ETF Shares, and 0.04% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

26

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard 500 Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard). Vanguard’s Equity Investment Group—through its Equity Index Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance relative to a target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below its peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the fund’s at-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

27

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

28

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

29

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 193 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
F. William McNabb III	Occupation(s) During the Past Five Years and Other
Born 1957. Trustee Since July 2009. Chairman of	Experience: Chairman and Chief Executive Officer
the Board. Principal Occupation(s) During the Past	(retired 2009) and President (2006–2008) of
Five Years and Other Experience: Chairman of the	Rohm and Haas Co. (chemicals); Director of Tyco
Board of The Vanguard Group, Inc., and of each of	International PLC (diversified manufacturing and
the investment companies served by The Vanguard	services), Hewlett-Packard Co. (electronic computer
Group, since January 2010; Director of The Vanguard	manufacturing), and Delphi Automotive PLC
Group since 2008; Chief Executive Officer and	(automotive components); Senior Advisor at New
President of The Vanguard Group, and of each of	Mountain Capital.
the investment companies served by The Vanguard
Group, since 2008; Director of Vanguard Marketing	Amy Gutmann
Corporation; Managing Director of The Vanguard	Born 1949. Trustee Since June 2006. Principal
Group (1995–2008).	Occupation(s) During the Past Five Years and
Other Experience: President of the University of
IndependentTrustees	Pennsylvania; Christopher H. Browne Distinguished
Professor of Political Science, School of Arts and
Emerson U. Fullwood	Sciences, and Professor of Communication, Annenberg
Born 1948. Trustee Since January 2008. Principal	School for Communication, with secondary faculty
Occupation(s) During the Past Five Years and	appointments in the Department of Philosophy, School
Other Experience: Executive Chief Staff and	of Arts and Sciences, and at the Graduate School of
Marketing Officer for North America and Corporate	Education, University of Pennsylvania; Trustee of the
Vice President (retired 2008) of Xerox Corporation	National Constitution Center; Chair of the Presidential
(document management products and services);	Commission for the Study of Bioethical Issues.
Executive in Residence and 2009–2010 Distinguished
Minett Professor at the Rochester Institute of	JoAnn Heffernan Heisen
manufacturing), the United Way of Rochester,	Born 1950. Trustee Since July 1998. Principal
Amerigroup Corporation (managed health care), the	Occupation(s) During the Past Five Years and Other
University of Rochester Medical Center, Monroe	Experience: Corporate Vice President and Chief
Community College Foundation, and North Carolina	Global Diversity Officer (retired 2008) and Member
A&T University.	of the Executive Committee (1997–2008) of Johnson
& Johnson (pharmaceuticals/medical devices/
consumer products); Director of Skytop Lodge
Corporation (hotels), the University Medical Center
at Princeton, the Robert Wood Johnson Foundation,
and the Center for Talent Innovation; Member of
the Advisory Board of the Institute for Women’s
Leadership at Rutgers University.

F. Joseph Loughrey	Executive Officers
Born 1949. Trustee Since October 2009. Principal
Occupation(s) During the Past Five Years and Other	Glenn Booraem
Experience: President and Chief Operating Officer	Born 1967. Treasurer Since May 2015. Principal
(retired 2009) of Cummins Inc. (industrial machinery);	Occupation(s) During the Past Five Years and
Chairman of the Board of Hillenbrand, Inc. (specialized	Other Experience: Principal of The Vanguard Group,
consumer services), and of Oxfam America; Director	Inc.; Treasurer of each of the investment companies
of SKF AB (industrial machinery), Hyster-Yale Materials	served by The Vanguard Group; Controller of each of
Handling, Inc. (forklift trucks), the Lumina Foundation	the investment companies served by The Vanguard
for Education, and the V Foundation for Cancer	Group (2010–2015); Assistant Controller of each of
Research; Member of the Advisory Council for the	the investment companies served by The Vanguard
College of Arts and Letters and of the Advisory Board	Group (2001–2010).
to the Kellogg Institute for International Studies, both
at the University of Notre Dame.	Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
Mark Loughridge	2008. Principal Occupation(s) During the Past Five
Born 1953. Trustee Since March 2012. Principal	Years and Other Experience: Principal of The Vanguard
Occupation(s) During the Past Five Years and Other	Group, Inc.; Chief Financial Officer of each of the
Experience: Senior Vice President and Chief Financial	investment companies served by The Vanguard Group;
Officer (retired 2013) at IBM (information technology	Treasurer of each of the investment companies served
services); Fiduciary Member of IBM’s Retirement Plan	by The Vanguard Group (1998–2008).
Committee (2004–2013); Director of the Dow Chemical
Company; Member of the Council on Chicago Booth.	Peter Mahoney
Born 1974. Controller Since May 2015. Principal
Scott C. Malpass	Occupation(s) During the Past Five Years and
Born 1962. Trustee Since March 2012. Principal	Other Experience: Head of Global Fund Accounting
Occupation(s) During the Past Five Years and Other	at The Vanguard Group, Inc.; Controller of each of the
Experience: Chief Investment Officer and Vice	investment companies served by The Vanguard Group;
President at the University of Notre Dame; Assistant	Head of International Fund Services at The Vanguard
Professor of Finance at the Mendoza College of	Group (2008–2014).
Business at Notre Dame; Member of the Notre Dame
403(b) Investment Committee; Board Member of	Heidi Stam
TIFF Advisory Services, Inc., and Catholic Investment	Born 1956. Secretary Since July 2005. Principal
Services, Inc. (investment advisors); Member of	Occupation(s) During the Past Five Years and Other
the Investment Advisory Committee of Major	Experience: Managing Director of The Vanguard
League Baseball.	Group, Inc.; General Counsel of The Vanguard Group;
Secretary of The Vanguard Group and of each of the
André F. Perold	investment companies served by The Vanguard Group;
Born 1952. Trustee Since December 2004. Principal	Director and Senior Vice President of Vanguard
Occupation(s) During the Past Five Years and Other	Marketing Corporation.
Experience: George Gund Professor of Finance and
Banking, Emeritus at the Harvard Business School	Vanguard Senior ManagementTeam
(retired 2011); Chief Investment Officer and Managing	Mortimer J. Buckley	Michael S. Miller
Partner of HighVista Strategies LLC (private investment	Kathleen C. Gubanich	James M. Norris
firm); Director of Rand Merchant Bank; Overseer of	Paul A. Heller	Thomas M. Rampulla
the Museum of Fine Arts Boston.	Martha G. King	Glenn W. Reed
	John T. Marcante	Karin A. Risi
Peter F. Volanakis	Chris D. McIsaac
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years and Other
Experience: President and Chief Operating Officer	Chairman Emeritus and Senior Advisor
(retired 2010) of Corning Incorporated (communications	John J. Brennan
equipment); Trustee of Colby-Sawyer College;	Chairman, 1996–2009
Member of the Advisory Board of the Norris Cotton	Chief Executive Officer and President, 1996–2008
Cancer Center and of the Advisory Board of the
Parthenon Group (strategy consulting).	Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

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This material may be used in conjunction	trademarks have been licensed for use by SPDJI and
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fund only if preceded or accompanied by	Vanguard product(s) are not sponsored, endorsed, sold
or promoted by SPDJI, Dow Jones, S&P, or their
the fund’s current prospectus.	respective affiliates and none of such parties make any
All comparative mutual fund data are from Lipper, a	representation regarding the advisability of investing in
Thomson Reuters Company, or Morningstar, Inc., unless	such product(s) nor do they have any liability for any
otherwise noted.	errors, omissions, or interruptions of the index.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2015 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q402 082015

Semiannual Report | June 30, 2015

Vanguard U.S. Stock Index Funds

Small-Capitalization Portfolios

Vanguard Small-Cap Index Fund

Vanguard Small-Cap Growth Index Fund

Vanguard Small-Cap Value Index Fund

The mission continues

On May 1, 1975, Vanguard began operations, a fledgling company based on the simple but revolutionary idea that a mutual fund company should be managed solely in the interest of its investors.

Four decades later, that revolutionary spirit continues to animate the enterprise. Vanguard remains on a mission to give investors the best chance of investment success.

As we mark our 40th anniversary, we thank you for entrusting your assets to Vanguard and giving us the opportunity to help you reach your financial goals in the decades to come.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	4
Small-Cap Index Fund.	10
Small-Cap Growth Index Fund.	30
Small-Cap Value Index Fund.	49
About Your Fund’s Expenses.	68
Trustees Approve Advisory Arrangements.	71
Glossary.	72

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Since our founding, Vanguard has drawn inspiration from the enterprise and valor demonstrated by British naval hero Horatio Nelson and his command at the Battle of the Nile in 1798. The photograph displays a replica of a merchant ship from the same era as Nelson’s flagship, the HMS Vanguard.

Your Fund’s Total Returns

Six Months Ended June 30, 2015
Total
Returns
Vanguard Small-Cap Index Fund
Investor Shares	4.12%
ETF Shares
Market Price	4.21
Net Asset Value	4.20
Admiral™ Shares	4.21
Institutional Shares	4.21
Institutional Plus Shares	4.22
CRSP US Small Cap Index	4.18
Small-Cap Core Funds Average	3.61
Small-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard Small-Cap Growth Index Fund
Investor Shares	6.57%
ETF Shares
Market Price	6.63
Net Asset Value	6.61
Admiral Shares	6.62
Institutional Shares	6.60
CRSP US Small Cap Growth Index	6.56
Small-Cap Growth Funds Average	7.97
Small-Cap Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

1

Your Fund’s Total Returns

Six Months Ended June 30, 2015
Total
Returns
Vanguard Small-Cap Value Index Fund
Investor Shares	2.04%
ETF Shares
Market Price	2.11
Net Asset Value	2.11
Admiral Shares	2.10
Institutional Shares	2.12
CRSP US Small Cap Value Index	2.11
Small-Cap Value Funds Average	1.76

Small-Cap Value Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company. Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

2

Your Fund’s Performance at a Glance

December 31, 2014, Through June 30, 2015
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Small-Cap Index Fund
Investor Shares	$55.86	$58.14	$0.024	$0.000
ETF Shares	116.61	121.46	0.052	0.000
Admiral Shares	55.87	58.20	0.025	0.000
Institutional Shares	55.87	58.20	0.025	0.000
Institutional Plus Shares	161.27	168.00	0.074	0.000
Vanguard Small-Cap Growth Index Fund
Investor Shares	$35.40	$37.72	$0.006	$0.000
ETF Shares	125.88	134.17	0.030	0.000
Admiral Shares	44.26	47.18	0.010	0.000
Institutional Shares	35.45	37.78	0.008	0.000
Vanguard Small-Cap Value Index Fund
Investor Shares	$25.34	$25.84	$0.017	$0.000
ETF Shares	105.71	107.86	0.076	0.000
Admiral Shares	45.42	46.34	0.033	0.000
Institutional Shares	25.39	25.91	0.018	0.000

3

Chairman’s Letter

Dear Shareholder,

After trailing the broad market in 2014, U.S. small-capitalization stocks bounced back in the first half of 2015. In general, small-cap stocks outpaced large-cap stocks, and investors favored growth stocks over their value counterparts.

Against this backdrop, Vanguard Small-Cap Growth Index Fund returned 6.57%, and Vanguard Small-Cap Value Index Fund returned 2.04%. Vanguard Small-Cap Index Fund, which includes both growth and value stocks, returned 4.12%. (All returns are for Investor Shares.)

Each fund closely tracked its target index. The returns of the Small-Cap Index Fund and the Value Index Fund exceeded the average returns of their peers; the Growth Index Fund lagged its peers.

On a separate note, all three funds covered in this report will begin paying a dividend each quarter rather than once a year. The change, which we announced in the spring and which will take effect in the third quarter of 2015, should align distributions more closely with those of the other Vanguard stock index funds and help the funds operate more efficiently.

U.S. stocks held onto gains despite fading at the finish
U.S. stocks traveled a choppy course en-route to a return of about 2% for the half year as Greece’s debt drama intensified. Mixed economic news, stock valuations perceived as high by some investors, and

4

the strong U.S. dollar’s negative effect on the profits of U.S.-based multinational companies also unsettled markets. On the other side of the ledger, investors seemed reassured by the Federal Reserve’s careful approach to a potential rise in short-term interest rates, by other nations’ monetary stimulus programs, and by corporate earnings that generally surpassed forecasts.

International stocks returned about 5% for U.S. investors; results would have been higher if not for the dollar’s strength against many foreign currencies. Returns for the developed markets of the Pacific region, led by Japan, surpassed those of Europe and emerging markets.

After bursting from the gate, bond prices lost momentum
Strong results in January didn’t hold up for the broad U.S. taxable bond market, which returned –0.10% for the half year after declining in four of the six months. The yield of the 10-year Treasury note ended June at 2.33%, up from 2.19% six months earlier. (Bond prices and yields move in opposite directions.)

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned –5.43% as the dollar’s strength limited returns. Without this currency effect, returns were just marginally negative. As investors grew more confident about Europe’s economic

Market Barometer

			Total Returns
		Periods Ended June 30, 2015
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	1.71%	7.37%	17.58%
Russell 2000 Index (Small-caps)	4.75	6.49	17.08
Russell 3000 Index (Broad U.S. market)	1.94	7.29	17.54
FTSE All-World ex US Index (International)	4.61	-4.36	8.16

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	-0.10%	1.86%	3.35%
Barclays Municipal Bond Index (Broad tax-exempt market)	0.11	3.00	4.50
Citigroup Three-Month U.S. Treasury Bill Index	0.00	0.02	0.05

CPI
Consumer Price Index	1.63%	0.12%	1.83%

5

growth, European bond yields bounced back from their very low (and in some cases, negative) levels.

Returns were negligible for money market funds and savings accounts, which remained handcuffed by the Fed’s target of 0%–0.25% for short-term rates.

Small, fast-growing companies led the broad U.S. stock market
Over the six months, improvements in the U.S. economy helped small-cap stocks, which tend to be more sensitive to domestic economic cycles. They also have been less vulnerable than their larger counterparts to the slowdown in global economic growth. And a stronger dollar has not hurt their profits as much as it has those of larger, multinational firms.

Of course, small-caps have their own challenges. They tend to be more volatile and riskier than large-caps, in part because they may lack the cash reserves and other resources available to larger firms.

Growth and value stocks, too, periodically swap market leadership positions, although the timing is all but impossible to predict. One reason we encourage investors to hold a broadly diversified portfolio is that

Expense Ratios
Your Fund Compared With Its Peer Group

						Peer
	Investor	ETF	Admiral	Institutional	Institutional	Group
	Shares	Shares	Shares	Shares	Plus Shares	Average
Small-Cap Index Fund	0.23%	0.09%	0.09%	0.08%	0.06%	1.29%
Small-Cap Growth Index Fund	0.23	0.09	0.09	0.08	—	1.39
Small-Cap Value Index Fund	0.23	0.09	0.09	0.08	—	1.35

The fund expense ratios shown are from the prospectus dated April 28, 2015, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2015, the funds’ annualized expense ratios were: for the Small-Cap Index Fund, 0.21% for Investor Shares, 0.07% for ETF Shares, 0.07% for Admiral Shares, 0.06% for Institutional Shares, and 0.04% for Institutional Plus Shares; for the Small-Cap Growth Index Fund, 0.19% for Investor Shares, 0.08% for ETF Shares, 0.08% for Admiral Shares, and 0.07% for Institutional Shares; and for the Small-Cap Value Index Fund, 0.20% for Investor Shares, 0.08% for ETF Shares, 0.08% for Admiral Shares, and 0.07% for Institutional Shares. The peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2014.

Peer groups: For the Small-Cap Index Fund, Small-Cap Core Funds; for the Small-Cap Growth Index Fund, Small-Cap Growth Funds; and for the Small-Cap Value Index Fund, Small-Cap Value Funds.

6

it gives them exposure to all segments of the market regardless of which category is in favor at a given time. (See the text box below for more about the long-term performance of growth and value stocks.)

Among the three Vanguard Small-Cap Index Funds, growth stocks were the clear winners for the period. Unlike six months earlier, small-cap value stocks took a back seat.

Growth stocks versus value stocks: A case for both

Growth and value stocks typically take turns outperforming each other. The chart here shows how they have switched off during the past 20 years in leading or lagging a broad market average.

These two styles of investing are typically considered complementary—when growth is performing well, value typically isn’t, and vice versa. Very generally speaking, growth stocks represent companies that are expected to expand their businesses at a rapid pace, while value stocks typically represent more established, slower-growing companies.

Which does better in the long run? Neither. Vanguard research has shown that there is no significant long-term difference in the risk/reward characteristics of growth and value stocks.
But, because their performance can vary considerably over shorter time periods, a truly diversified portfolio should have exposure to both.

Rolling 12-month return differences, 1994–2014

Russell 3000 Growth Index Russell 3000 Value Index

Note: “Rolling” means here that 12-month returns were calculated from the start of each month in the 20-year period ended December 31, 2014.
The Russell 3000 Index represents the broad U.S. stock market. The Russell indexes use a different index construction methodology than the
CRSP indexes used in your fund.
Sources: Vanguard and Russell.

7

Although the funds’ results varied, all three got a boost from health care, technology, and consumer-related stocks. Utilities detracted from all three funds’ results.

For each fund, health care was the largest contributor to returns. Although there was concern that some health care stocks might be overvalued, the sector held up during the period. Biotechnology and pharmaceutical companies, whose potential for growth proved attractive to investors, led the way. Merger-and-acquisition activity also bolstered health care stocks.

Technology was a key contributor to the Growth Index Fund and Small-Cap Index Fund. Software and computer service providers did particularly well. Companies that develop software products for specific industries, business analysis, and network security stood out. Increased mergers and acquisitions also helped this sector.

For consumer-oriented companies, retail sales rebounded from earlier in 2015, thanks to a rise in consumer spending. The Value Index Fund and Small-Cap Index Fund notched gains among consumer services stocks, including media companies and drug and specialty retailers. The Growth Index Fund posted stronger returns among consumer goods stocks, including those of packaged food and beverage producers and homebuilders.

Utilities, the broad market’s worst-performing sector, weighed on each of the funds. The Value Index Fund, which had the largest allocation to the sector, suffered most.

Other sector heavyweights produced mixed returns. For example, financials, the largest sector holding for all three funds, contributed little to the Value Index Fund’s and Small-Cap Index Fund’s results, and turned in a negative return for the Growth Index Fund. And while the banking and financial services subsectors did well, real estate investment trusts fell sharply. REITs struggled during the period, in part because investors were concerned about how rising interest rates might affect the industry.

As your investment costs go down, your chance for success can go up
Being an investor can be frustrating at times: You’re planning for your financial future, but some factors—for example, the financial markets—are beyond your control. Although you can’t control the markets, you do have some choice in how much you pay to invest in them. And what you pay can greatly affect your chance for investing success.

At Vanguard, as you know, we take minimizing costs seriously. Indeed, that’s one of our four investment principles. (You can read more in Vanguard’s Principles for Investing Success, available at vanguard.com/ research.) Paying less in expenses has an intuitive, immediate appeal.

8

Less obvious, perhaps, is the enormous advantage that low costs can offer over time.

Imagine two well-diversified portfolios, each with a starting balance of $100,000 and each earning a yearly return of 6%, which is reinvested over a 30-year period. In one scenario, the investor pays 0.25% of assets every year in portfolio expenses, while in the other the investor pays 0.90%. (Keep in mind that this is a hypothetical example and doesn’t represent any particular investment.)

At the end of 30 years, the lower-cost portfolio would have a balance of more than $530,000, while the higher-cost portfolio would have a balance of almost $440,000. What might seem like a trifling cost difference at the start becomes a meaningful difference in the long termin this example, nearly $100,000.

Increasingly, investors are recognizing the importance of minimizing costs. According to Morningstar, over the past ten years, 95% of mutual fund cash flows have gone into funds ranked in the lowest 20% in terms of their expenses. We’re pleased to see this trend, because it means investors are keeping more of their returns and, by doing so, have given themselves a better chance of reaching their financial goals.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 17, 2015

9

Small-Cap Index Fund

Fund Profile
As of June 30, 2015

Share-Class Characteristics

	Investor		Admiral	Institutional	Institutional
	Shares	ETF Shares	Shares	Shares	Plus Shares
Ticker Symbol	NAESX	VB	VSMAX	VSCIX	VSCPX
Expense Ratio[1]	0.23%	0.09%	0.09%	0.08%	0.06%
30-Day SEC Yield	1.31%	1.41%	1.41%	1.42%	1.44%

Portfolio Characteristics
			DJ
			U.S.
		CRSP US	Total
		Small Cap	Market
	Fund	Index FA Index
Number of Stocks	1,490	1,476	3,854
Median Market Cap	$3.3B	$3.3B	$49.5B
Price/Earnings Ratio	29.8x	29.9x	21.6x
Price/Book Ratio	2.5x	2.5x	2.8x
Return on Equity	11.6%	11.6%	17.4%
Earnings Growth
Rate	13.2%	13.0%	11.6%
Dividend Yield	1.5%	1.5%	1.9%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	11%	—	—
Short-Term
Reserves	0.2%	—	—

Volatility Measures
		DJ
	Spliced	U.S. Total
	Small-Cap	Market
	Index	FA Index
R-Squared	1.00	0.81
Beta	1.00	1.13

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
WhiteWave Foods Co.	Food Products	0.3%
Rite Aid Corp.	Drug Retailers	0.3
Goodyear Tire & Rubber
Co.	Tires	0.3
Arthur J Gallagher & Co.	Property & Casualty
	Insurance	0.3
Acuity Brands Inc.	Building Materials &
	Fixtures	0.3
Spirit AeroSystems
Holdings Inc.	Aerospace	0.3
United Therapeutics
Corp.	Biotechnology	0.3
SVB Financial Group	Banks	0.2
HCC Insurance Holdings Property & Casualty
Inc.	Insurance	0.2
TEGNA Inc.	Publishing	0.2
Top Ten		2.7%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 28, 2015, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2015, the annualized expense ratios were 0.21% for Investor Shares, 0.07% for ETF Shares, 0.07% for Admiral Shares, 0.06% for Institutional Shares, and 0.04% for Institutional Plus Shares.

10

Small-Cap Index Fund

Investment Focus

Sector Diversification (% of equity exposure)
			DJ
		CRSP US	U.S. Total
		Small Cap	Market
	Fund	Index	FA Index
Basic Materials	3.5%	3.5%	2.7%
Consumer Goods	7.8	7.8	9.8
Consumer Services	13.6	13.5	14.3
Financials	25.3	25.4	19.1
Health Care	11.2	11.2	14.2
Industrials	19.3	19.3	12.3
Oil & Gas	4.1	4.1	7.2
Technology	11.4	11.4	15.6
Telecommunications	0.3	0.3	2.0
Utilities	3.5	3.5	2.8

11

Small-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2004, Through June 30, 2015

Small-Cap Index Fund Investor Shares
Spliced Small-Cap Index

For a benchmark description, see the Glossary.

Note: For 2015, performance data reflect the six months ended June 30, 2015.

Average Annual Total Returns: Periods Ended June 30, 2015

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	10/3/1960	5.09%	17.98%	9.34%
ETF Shares	1/26/2004
Market Price		5.24	18.15	9.51
Net Asset Value		5.23	18.15	9.49
Admiral Shares	11/13/2000	5.24	18.15	9.49
Institutional Shares	7/7/1997	5.25	18.17	9.52
Institutional Plus Shares	12/17/2010	5.27	—	13.75[1]
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

12

Small-Cap Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of June 30, 2015

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Basic Materials
RPM International Inc.	2,523,646	123,583	0.2%
Basic Materials—Other †		1,820,424	3.2%
		1,944,007	3.4%
Consumer Goods
* WhiteWave Foods Co. Class A	3,317,266	162,148	0.3%
Goodyear Tire & Rubber Co.	5,112,841	154,152	0.3%
* Hain Celestial Group Inc.	1,943,017	127,967	0.2%
* Middleby Corp.	1,086,047	121,887	0.2%
Leggett & Platt Inc.	2,479,490	120,702	0.2%
* Toll Brothers Inc.	2,994,279	114,351	0.2%
Ingredion Inc.	1,350,308	107,768	0.2%
Consumer Goods—Other †		3,454,596	6.1%
		4,363,571	7.7%
Consumer Services
* Rite Aid Corp.	18,731,659	156,409	0.3%
* TEGNA Inc.	4,295,781	137,766	0.2%
Domino’s Pizza Inc.	1,045,183	118,524	0.2%
Consumer Services—Other †		7,200,434	12.8%
		7,613,133	13.5%
Financials
Arthur J Gallagher & Co.	3,181,533	150,487	0.3%
* SVB Financial Group	970,665	139,756	0.3%
HCC Insurance Holdings Inc.	1,812,924	139,305	0.2%
Extra Space Storage Inc.	2,096,511	136,734	0.2%
* Signature Bank	905,395	132,541	0.2%
East West Bancorp Inc.	2,724,912	122,131	0.2%
Duke Realty Corp.	6,536,295	121,379	0.2%
Omega Healthcare Investors Inc.	3,461,441	118,831	0.2%
Kilroy Realty Corp.	1,668,026	112,008	0.2%

13

Small-Cap Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	WP Carey Inc.	1,877,746	110,674	0.2%
	Apartment Investment & Management Co.	2,958,287	109,250	0.2%
	Financials—Other †		12,788,730	22.7%
			14,181,826	25.1%
Health Care
*	United Therapeutics Corp.	831,852	144,701	0.3%
*	Community Health Systems Inc.	2,124,225	133,762	0.3%
*	MEDNAX Inc.	1,771,804	131,308	0.2%
*	Isis Pharmaceuticals Inc.	2,267,824	130,513	0.2%
*	Brookdale Senior Living Inc.	3,488,314	121,045	0.2%
*	DexCom Inc.	1,427,076	114,138	0.2%
*	Tenet Healthcare Corp.	1,879,673	108,795	0.2%
	Health Care—Other †		5,409,380	9.6%
			6,293,642	11.2%
Industrials
	Acuity Brands Inc.	822,768	148,082	0.3%
*	Spirit AeroSystems Holdings Inc. Class A	2,682,900	147,855	0.3%
	Total System Services Inc.	3,142,373	131,257	0.3%
	Global Payments Inc.	1,258,936	130,237	0.2%
	Carlisle Cos. Inc.	1,232,962	123,444	0.2%
*	Flextronics International Ltd.	10,683,835	120,834	0.2%
*	CoStar Group Inc.	583,229	117,381	0.2%
	IDEX Corp.	1,475,964	115,981	0.2%
	Packaging Corp. of America	1,854,664	115,898	0.2%
	Broadridge Financial Solutions Inc.	2,274,249	113,735	0.2%
	Valspar Corp.	1,385,159	113,334	0.2%
	PerkinElmer Inc.	2,143,887	112,854	0.2%
*	HD Supply Holdings Inc.	3,176,244	111,740	0.2%
	Waste Connections Inc.	2,349,881	110,726	0.2%
	Allegion plc	1,812,480	109,003	0.2%
*	Zebra Technologies Corp.	979,920	108,820	0.2%
	Industrials—Other †		8,935,002	15.8%
			10,866,183	19.3%
Oil & Gas
*	Newfield Exploration Co.	3,083,953	111,392	0.2%
	Oil & Gas—Other †		2,211,026	3.9%
			2,322,418	4.1%

[1]Other †			2,366	0.0%

Technology
	IAC/InterActiveCorp	1,446,382	115,219	0.2%
*	Fortinet Inc.	2,730,314	112,844	0.2%
*	Cadence Design Systems Inc.	5,544,141	108,998	0.2%
	Technology—Other †		6,063,901	10.7%
			6,400,962	11.3%

Telecommunications †			185,598	0.3%

Utilities
	UGI Corp.	3,272,260	112,729	0.2%
	Utilities—Other †		1,844,571	3.3%
			1,957,300	3.5%
Total Common Stocks (Cost $42,413,816)			56,131,006	99.4%[2]

14

Small-Cap Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	0.137%	1,149,329,011	1,149,329	2.1%

[5,6]U.S. Government and Agency Obligations †			12,999	0.0%
Total Temporary Cash Investments (Cost $1,162,328)			1,162,328	2.1%[2]
[7]Total Investments (Cost $43,576,144)			57,293,334	101.5%
Other Assets and Liabilities
Other Assets			346,302	0.6%
Liabilities[4]			(1,189,028)	(2.1%)
			(842,726)	(1.5%)
Net Assets			56,450,608	100.0%

At June 30, 2015, net assets consisted of:
				Amount
				($000)
Paid-in Capital				44,503,161
Undistributed Net Investment Income				256,246
Accumulated Net Realized Losses				(2,020,704)
Unrealized Appreciation (Depreciation)
Investment Securities				13,717,190
Futures Contracts				(2,020)
Swap Contracts				(3,265)
Net Assets				56,450,608

Investor Shares—Net Assets
Applicable to 79,120,175 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				4,599,989
Net Asset Value Per Share—Investor Shares				$58.14

Admiral Shares—Net Assets
Applicable to 383,457,722 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				22,316,776
Net Asset Value Per Share—Admiral Shares				$58.20

Institutional Shares—Net Assets
Applicable to 185,923,049 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				10,820,466
Net Asset Value Per Share—Institutional Shares				$58.20

15

Small-Cap Index Fund

Amount
($000)
Institutional Plus Shares—Net Assets
Applicable to 41,354,893 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	6,947,799
Net Asset Value Per Share—Institutional Plus Shares	$168.00

ETF Shares—Net Assets
Applicable to 96,871,300 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	11,765,578
Net Asset Value Per Share—ETF Shares	$121.46

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 “Other” represents securities that are not classified by the fund’s benchmark index.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.5%, respectively, of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $801,260,000 of collateral received for securities on loan.
5 Securities with a value of $825,000 have been segregated as collateral for open swap contracts. After June 30, the fund posted additional collateral of $702,000 in connection with open swap contracts as of June 30, 2015.
6 Securities with a value of $9,299,000 have been segregated as initial margin for open futures contracts.
7 The total value of securities on loan is $766,987,000.
See accompanying Notes, which are an integral part of the Financial Statements.

16

Small-Cap Index Fund

Statement of Operations

Six Months Ended
June 30, 2015
($000)
Investment Income
Income
Dividends	299,611
Interest[1]	182
Securities Lending	21,236
Total Income	321,029
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,807
Management and Administrative—Investor Shares	4,102
Management and Administrative—Admiral Shares	5,006
Management and Administrative—Institutional Shares	1,697
Management and Administrative—Institutional Plus Shares	488
Management and Administrative—ETF Shares	2,278
Marketing and Distribution—Investor Shares	518
Marketing and Distribution—Admiral Shares	1,430
Marketing and Distribution—Institutional Shares	852
Marketing and Distribution—Institutional Plus Shares	446
Marketing and Distribution—ETF Shares	896
Custodian Fees	775
Shareholders’ Reports—Investor Shares	66
Shareholders’ Reports—Admiral Shares	109
Shareholders’ Reports—Institutional Shares	78
Shareholders’ Reports—Institutional Plus Shares	40
Shareholders’ Reports—ETF Shares	138
Trustees’ Fees and Expenses	20
Total Expenses	20,746
Net Investment Income	300,283
Realized Net Gain (Loss)
Investment Securities Sold	1,631,434
Futures Contracts	11,795
Swap Contracts	43
Realized Net Gain (Loss)	1,643,272
Change in Unrealized Appreciation (Depreciation)
Investment Securities	236,372
Futures Contracts	(2,586)
Swap Contracts	(4,826)
Change in Unrealized Appreciation (Depreciation)	228,960
Net Increase (Decrease) in Net Assets Resulting from Operations	2,172,515
1 Interest income from an affiliated company of the fund was $175,000.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Small-Cap Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	300,283	721,996
Realized Net Gain (Loss)	1,643,272	1,922,898
Change in Unrealized Appreciation (Depreciation)	228,960	847,521
Net Increase (Decrease) in Net Assets Resulting from Operations	2,172,515	3,492,415
Distributions
Net Investment Income
Investor Shares	(1,984)	(58,444)
Admiral Shares	(9,280)	(282,281)
Signal Shares	—	(604)
Institutional Shares	(4,475)	(140,213)
Institutional Plus Shares	(2,908)	(86,737)
ETF Shares	(4,698)	(141,190)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
ETF Shares	—	—
Total Distributions	(23,345)	(709,469)
Capital Share Transactions
Investor Shares	(197,344)	(713,524)
Admiral Shares	1,434,840	8,931,404
Signal Shares	—	(7,473,215)
Institutional Shares	427,353	234,336
Institutional Plus Shares	684,054	1,394,607
ETF Shares	1,479,593	1,073,291
Net Increase (Decrease) from Capital Share Transactions	3,828,496	3,446,899
Total Increase (Decrease)	5,977,666	6,229,845
Net Assets
Beginning of Period	50,472,942	44,243,097
End of Period[1]	56,450,608	50,472,942

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $256,246,000 and ($20,922,000).

See accompanying Notes, which are an integral part of the Financial Statements.

18

Small-Cap Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$55.86	$52.69	$38.74	$33.38	$34.75	$27.49
Investment Operations
Net Investment Income	. 272.730		. 609	. 659	. 402	. 355
Net Realized and Unrealized Gain (Loss)
on Investments	2.032	3.148	13.958	5.363	(1.375)	7.266
Total from Investment Operations	2.304	3.878	14.567	6.022	(.973)	7.621
Distributions
Dividends from Net Investment Income	(. 024)	(.708)	(. 617)	(. 662)	(. 397)	(. 361)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 024)	(.708)	(. 617)	(. 662)	(. 397)	(. 361)
Net Asset Value, End of Period	$58.14	$55.86	$52.69	$38.74	$33.38	$34.75

Total Return[1]	4.12%	7.37%	37.62%	18.04%	-2.80%	27.72%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,600	$4,606	$5,041	$3,813	$3,925	$5,270
Ratio of Total Expenses to
Average Net Assets	0.21%	0.23%	0.24%	0.24%	0.24%	0.26%
Ratio of Net Investment Income to
Average Net Assets	1.20%	1.40%	1.39%	1.82%	1.15%	1.24%
Portfolio Turnover Rate[2]	11%	10%	29%	14%	17%	12%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Small-Cap Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$55.87	$52.72	$38.76	$33.39	$34.78	$27.50
Investment Operations
Net Investment Income	. 314	. 817	. 681.717		. 461	. 384
Net Realized and Unrealized Gain (Loss)
on Investments	2.041	3.133	13.968	5.372	(1.395)	7.286
Total from Investment Operations	2.355	3.950	14.649	6.089	(.934)	7.670
Distributions
Dividends from Net Investment Income	(. 025)	(. 800)	(. 689)	(.719)	(. 456)	(. 390)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 025)	(. 800)	(. 689)	(.719)	(. 456)	(. 390)
Net Asset Value, End of Period	$58.20	$55.87	$52.72	$38.76	$33.39	$34.78

Total Return[1]	4.21%	7.50%	37.81%	18.24%	-2.69%	27.89%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$22,317	$20,034	$10,126	$6,541	$5,525	$5,554
Ratio of Total Expenses to
Average Net Assets	0.07%	0.09%	0.09%	0.10%	0.10%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.34%	1.54%	1.54%	1.96%	1.29%	1.38%
Portfolio Turnover Rate [2]	11%	10%	29%	14%	17%	12%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Small-Cap Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$55.87	$52.71	$38.76	$33.39	$34.77	$27.50
Investment Operations
Net Investment Income	. 316	. 821	. 686.724		. 467	. 410
Net Realized and Unrealized Gain (Loss)
on Investments	2.039	3.144	13.957	5.372	(1.385)	7.276
Total from Investment Operations	2.355	3.965	14.643	6.096	(.918)	7.686
Distributions
Dividends from Net Investment Income	(. 025)	(. 805)	(. 693)	(.726)	(. 462)	(. 416)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 025)	(. 805)	(. 693)	(.726)	(. 462)	(. 416)
Net Asset Value, End of Period	$58.20	$55.87	$52.71	$38.76	$33.39	$34.77

Total Return	4.21%	7.53%	37.80%	18.26%	-2.65%	27.95%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,820	$9,975	$9,185	$5,955	$4,894	$5,711
Ratio of Total Expenses to
Average Net Assets	0.06%	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.35%	1.55%	1.55%	1.98%	1.31%	1.42%
Portfolio Turnover Rate[1]	11%	10%	29%	14%	17%	12%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Small-Cap Index Fund

Financial Highlights

Institutional Plus Shares
Six Months						Dec. 17,
	Ended					2010[1] to
For a Share Outstanding	June 30,		Year Ended December 31,			Dec. 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$161.27	$152.16	$111.87	$96.37	$100.38	$100.73
Investment Operations
Net Investment Income	.931	2.405	2.007	2.114	1.373	.064[2]
Net Realized and Unrealized Gain (Loss)
on Investments	5.873	9.062	40.311	15.506	(4.023)	.767
Total from Investment Operations	6.804	11.467	42.318	17.620	(2.650)	.831
Distributions
Dividends from Net Investment Income	(.074)	(2.357)	(2.028)	(2.120)	(1.360)	(1.181)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.074)	(2.357)	(2.028)	(2.120)	(1.360)	(1.181)
Net Asset Value, End of Period	$168.00	$161.27	$152.16	$111.87	$96.37	$100.38

Total Return	4.22%	7.55%	37.85%	18.29%	-2.65%	0.82%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,948	$6,024	$4,323	$2,435	$1,840	$341
Ratio of Total Expenses to
Average Net Assets	0.04%	0.06%	0.06%	0.06%	0.06%	0.06%[3]
Ratio of Net Investment Income to
Average Net Assets	1.37%	1.57%	1.57%	2.00%	1.33%	1.44%[3]
Portfolio Turnover Rate [4]	11%	10%	29%	14%	17%	12%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Small-Cap Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$116.61	$110.02	$80.89	$69.70	$72.58	$57.41
Investment Operations
Net Investment Income	.656	1.707	1.424	1.500	.957	.833
Net Realized and Unrealized Gain (Loss)
on Investments	4.246	6.556	29.145	11.194	(2.891)	15.183
Total from Investment Operations	4.902	8.263	30.569	12.694	(1.934)	16.016
Distributions
Dividends from Net Investment Income	(.052)	(1.673)	(1.439)	(1.504)	(.946)	(.846)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.052)	(1.673)	(1.439)	(1.504)	(.946)	(.846)
Net Asset Value, End of Period	$121.46	$116.61	$110.02	$80.89	$69.70	$72.58

Total Return	4.20%	7.51%	37.80%	18.22%	-2.68%	27.89%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,766	$9,833	$8,217	$4,691	$3,683	$4,843
Ratio of Total Expenses to
Average Net Assets	0.07%	0.09%	0.09%	0.10%	0.10%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.34%	1.54%	1.54%	1.96%	1.29%	1.38%
Portfolio Turnover Rate[1]	11%	10%	29%	14%	17%	12%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Small-Cap Index Fund

Notes to Financial Statements

Vanguard Small-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Prior to October 24, 2014, the fund offered Signal Shares. Effective at the close of business on October 24, 2014, the Signal Shares were converted to Admiral Shares.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

24

Small-Cap Index Fund

During the six months ended June 30, 2015, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the six months ended June 30, 2015, the fund’s average amounts of total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2011–2014), and for the period ended June 30, 2015, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

25

Small-Cap Index Fund

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2015, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

26

Small-Cap Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At June 30, 2015, the fund had contributed capital of $4,940,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.98% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	56,128,640	—	2,366
Temporary Cash Investments	1,149,329	12,999	—
Futures Contracts—Assets[1]	789	—	—
Futures Contracts—Liabilities[1]	(7)	—	—
Swap Contracts—Liabilities	—	(3,265)	—
Total	57,278,751	9,734	2,366
1 Represents variation margin on the last day of the reporting period.

D. At June 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	September 2015	1,540	192,562	(1,556)
E-mini S&P MidCap 400 Index	September 2015	193	28,913	(457)
E-mini S&P 500 Index	September 2015	200	20,544	(7)
				(2,020)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

27

Small-Cap Index Fund

At June 30, 2015, the fund had the following open total return swap contracts:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	(Paid)	($000)
Ambac Financial Group Inc.	7/9/15	GSCM	5,338	(0.588%)	(1,529)
Empire State Realty Trust, Inc.	7/13/15	GSCM	12,374	(0.535%)	(478)
SLM Corp	7/20/15	GSI	47,050	(0.587%)	(1,258)
					(3,265)
1 GSCM—Goldman Sachs Bank USA.
GSI—Goldman Sachs International.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2015, the fund realized $1,713,694,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

Realized and unrealized gains (losses) on certain of the fund’s swap contracts are treated as ordinary income (loss) for tax purposes. Realized gains of $43,000 on swap contracts have been reclassified from accumulated net realized losses to undistributed net investment income.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2014, the fund had available capital losses totaling $1,943,841,000 to offset future net capital gains. Of this amount, $946,157,000 is subject to expiration dates; $342,008,000 may be used to offset future net capital gains through December 31, 2017, and $604,149,000 through December 31, 2018. Capital losses of $997,684,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2015; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2015, the cost of investment securities for tax purposes was $43,584,945,000. Net unrealized appreciation of investment securities for tax purposes was $13,708,389,000, consisting of unrealized gains of $15,974,436,000 on securities that had risen in value since their purchase and $2,266,047,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2015, the fund purchased $10,083,149,000 of investment securities and sold $6,025,508,000 of investment securities, other than temporary cash investments. Purchases and sales include $4,506,100,000 and $3,117,809,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

28

Small-Cap Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2015	December 31, 2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	467,841	8,143	851,229	15,868
Issued in Lieu of Cash Distributions	1,896	32	55,933	1,007
Redeemed	(667,081)	(11,524)	(1,620,686)	(30,084)
Net Increase (Decrease)—Investor Shares	(197,344)	(3,349)	(713,524)	(13,209)
Admiral Shares
Issued[1]	2,985,124	51,753	10,602,930	197,427
Issued in Lieu of Cash Distributions	8,394	143	257,067	4,627
Redeemed	(1,558,678)	(26,997)	(1,928,593)	(35,574)
Net Increase (Decrease)—Admiral Shares	1,434,840	24,899	8,931,404	166,480
Signal Shares
Issued	—	—	1,290,733	26,829
Issued in Lieu of Cash Distributions	—	—	563	12
Redeemed[1]	—	—	(8,764,511)	(181,622)
Net Increase (Decrease)—Signal Shares	—	—	(7,473,215)	(154,781)
Institutional Shares
Issued	1,557,718	26,964	2,788,243	51,626
Issued in Lieu of Cash Distributions	4,197	71	127,690	2,297
Redeemed	(1,134,562)	(19,648)	(2,681,597)	(49,632)
Net Increase (Decrease)—Institutional Shares	427,353	7,387	234,336	4,291
Institutional Plus Shares
Issued	1,292,524	7,705	2,060,025	13,223
Issued in Lieu of Cash Distributions	2,760	16	86,737	541
Redeemed	(611,230)	(3,718)	(752,155)	(4,820)
Net Increase (Decrease)—Institutional Plus Shares	684,054	4,003	1,394,607	8,944
ETF Shares
Issued	4,525,921	37,543	5,781,785	50,837
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(3,046,328)	(25,000)	(4,708,494)	(41,200)
Net Increase (Decrease)—ETF Shares	1,479,593	12,543	1,073,291	9,637

1 Admiral Shares Issued and Signal Shares Redeemed include $4,639,074,000 from the conversion of Signal Shares to Admiral Shares during the 2014 fiscal year.

H. Management has determined that no material events or transactions occurred subsequent to June 30, 2015, that would require recognition or disclosure in these financial statements.

29

Small-Cap Growth Index Fund

Fund Profile
As of June 30, 2015

Share-Class Characteristics

	Investor		Admiral	Institutional
	Shares	ETF Shares	Shares	Shares
Ticker Symbol	VISGX	VBK	VSGAX	VSGIX
Expense Ratio[1]	0.23%	0.09%	0.09%	0.08%
30-Day SEC Yield	0.74%	0.87%	0.87%	0.88%

Portfolio Characteristics
			DJ
		CRSP US	U.S.
		Small Cap	Total
		Growth	Market
	Fund	Index	FA Index
Number of Stocks	738	732	3,854
Median Market Cap	$3.5B	$3.5B	$49.5B
Price/Earnings Ratio	45.5x	45.6x	21.6x
Price/Book Ratio	3.5x	3.5x	2.8x
Return on Equity	12.7%	12.7%	17.4%
Earnings Growth
Rate	17.3%	17.3%	11.6%
Dividend Yield	1.0%	1.0%	1.9%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	21%	—	—
Short-Term
Reserves	0.1%	—	—

Volatility Measures
		DJ
	Spliced	U.S. Total
	Small-Cap	Market
	Growth Index	FA Index
R-Squared	1.00	0.70
Beta	1.00	1.08

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)

WhiteWave Foods Co.	Food Products	0.6%
Acuity Brands Inc.	Building Materials &
	Fixtures	0.6
United Therapeutics
Corp.	Biotechnology	0.5
SVB Financial Group	Banks	0.5
Extra Space Storage Inc.	Specialty REITs	0.5
Signature Bank	Banks	0.5
MEDNAX Inc.	Health Care
	Providers	0.5
Isis Pharmaceuticals Inc.	Biotechnology	0.5
Hain Celestial Group Inc.	Food Products	0.5
Middleby Corp.	Durable Household
	Products	0.5
Top Ten		5.2%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 28, 2015, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2015, the annualized expense ratios were 0.19% for Investor Shares, 0.08% for ETF Shares, 0.08% for Admiral Shares, and 0.07% for Institutional Shares.

30

Small-Cap Growth Index Fund

Investment Focus

Sector Diversification (% of equity exposure)

		CRSP US	DJ
		Small Cap	U.S. Total
		Growth	Market
	Fund	Index	FA Index
Basic Materials	2.5%	2.5%	2.7%
Consumer Goods	8.5	8.5	9.8
Consumer Services	14.4	14.4	14.3
Financials	20.1	20.0	19.1
Health Care	16.4	16.4	14.2
Industrials	17.8	17.8	12.3
Oil & Gas	3.8	3.8	7.2
Technology	15.7	15.8	15.6
Telecommunications	0.1	0.1	2.0
Utilities	0.7	0.7	2.8

31

Small-Cap Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2004, Through June 30, 2015

Small-Cap Growth Index Fund Investor Shares
Spliced Small-Cap Growth Index

For a benchmark description, see the Glossary.

Note: For 2015, performance data reflect the six months ended June 30, 2015.

Average Annual Total Returns: Periods Ended June 30, 2015

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	5/21/1998	6.30%	18.63%	10.11%
ETF Shares	1/26/2004
Market Price		6.47	18.81	10.27
Net Asset Value		6.43	18.79	10.25
Admiral Shares	9/27/2011	6.43	—	19.42[1]
Institutional Shares	5/24/2000	6.43	18.81	10.28
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

32

Small-Cap Growth Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of June 30, 2015

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Basic Materials
NewMarket Corp.	130,531	57,941	0.3%
Basic Materials—Other †		368,226	2.2%
		426,167	2.5%
Consumer Goods
* WhiteWave Foods Co. Class A	2,161,269	105,643	0.6%
* Hain Celestial Group Inc.	1,265,616	83,353	0.5%
* Middleby Corp.	707,539	79,407	0.5%
* Toll Brothers Inc.	1,950,824	74,502	0.4%
Carter’s Inc.	648,123	68,895	0.4%
Brunswick Corp.	1,144,145	58,191	0.4%
Consumer Goods—Other †		981,990	5.7%
		1,451,981	8.5%
Consumer Services
Domino’s Pizza Inc.	681,186	77,247	0.4%
Dunkin’ Brands Group Inc.	1,187,737	65,326	0.4%
* Madison Square Garden Co. Class A	767,679	64,094	0.4%
* Sally Beauty Holdings Inc.	1,946,155	61,460	0.4%
* AMC Networks Inc. Class A	750,422	61,422	0.4%
Dick’s Sporting Goods Inc.	1,154,678	59,778	0.3%
Consumer Services—Other †		2,086,846	12.1%
		2,476,173	14.4%
Financials
* SVB Financial Group	632,441	91,059	0.5%
Extra Space Storage Inc.	1,365,924	89,086	0.5%
* Signature Bank	589,982	86,367	0.5%
Duke Realty Corp.	4,258,557	79,081	0.5%
Kilroy Realty Corp.	1,086,755	72,976	0.4%
WP Carey Inc.	1,223,407	72,108	0.4%
Regency Centers Corp.	1,164,213	68,665	0.4%
* Howard Hughes Corp.	416,561	59,793	0.4%
CBOE Holdings Inc.	1,030,321	58,955	0.4%

33

Small-Cap Growth Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	DDR Corp.	3,787,618	58,557	0.3%
	Lamar Advertising Co. Class A	1,008,501	57,969	0.3%
	Financials—Other †		2,646,040	15.4%
			3,440,656	20.0%
Health Care
*	United Therapeutics Corp.	541,931	94,269	0.6%
*	MEDNAX Inc.	1,154,355	85,549	0.5%
*	Isis Pharmaceuticals Inc.	1,476,684	84,983	0.5%
*	Brookdale Senior Living Inc.	2,272,741	78,864	0.5%
*	DexCom Inc.	929,240	74,321	0.4%
*	Sirona Dental Systems Inc.	685,703	68,858	0.4%
*	Receptos Inc.	311,586	59,217	0.3%
*	Team Health Holdings Inc.	888,852	58,069	0.3%
	Health Care—Other †		2,201,683	12.8%
			2,805,813	16.3%
Industrials
	Acuity Brands Inc.	535,790	96,431	0.6%
*	CoStar Group Inc.	380,000	76,479	0.5%
*	HD Supply Holdings Inc.	2,069,390	72,801	0.4%
	Waste Connections Inc.	1,528,776	72,036	0.4%
*	Zebra Technologies Corp.	638,096	70,861	0.4%
*	Vantiv Inc. Class A	1,801,418	68,796	0.4%
	AO Smith Corp.	938,615	67,562	0.4%
	Jack Henry & Associates Inc.	1,009,322	65,303	0.4%
*	Keysight Technologies Inc.	2,079,082	64,847	0.4%
	Hexcel Corp.	1,189,412	59,161	0.3%
	Industrials—Other †		2,342,023	13.6%
			3,056,300	17.8%
Oil & Gas
*	Diamondback Energy Inc.	777,689	58,622	0.3%
	Oil & Gas—Other †		597,876	3.5%
			656,498	3.8%

[1]Other †			—	0.0%

Technology
	IAC/InterActiveCorp	942,370	75,069	0.4%
*	Fortinet Inc.	1,778,894	73,522	0.4%
*	Cadence Design Systems Inc.	3,612,183	71,016	0.4%
*	Informatica Corp.	1,292,342	62,640	0.4%
	SS&C Technologies Holdings Inc.	995,985	62,249	0.4%
*	PTC Inc.	1,418,377	58,182	0.3%
	Technology—Other †		2,299,724	13.4%
			2,702,402	15.7%

Telecommunications †			20,045	0.1%

Utilities
	ITC Holdings Corp.	1,915,648	61,645	0.4%
	Utilities—Other †		51,546	0.3%
			113,191	0.7%
Total Common Stocks (Cost $13,112,474)			17,149,226	99.8%[2]

34

Small-Cap Growth Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	0.137%	392,906,257	392,906	2.3%

5U.S. Government and Agency Obligations †			7,999	0.1%
Total Temporary Cash Investments (Cost $400,905)			400,905	2.4%[2]
[6]Total Investments (Cost $13,513,379)			17,550,131	102.2%
Other Assets and Liabilities
Other Assets			48,127	0.3%
Liabilities[4]			(418,357)	(2.5%)
			(370,230)	(2.2%)
Net Assets			17,179,901	100.0%

At June 30, 2015, net assets consisted of:
				Amount
				($000)
Paid-in Capital				13,931,948
Undistributed Net Investment Income				46,814
Accumulated Net Realized Losses				(835,453)
Unrealized Appreciation (Depreciation)
Investment Securities				4,036,752
Futures Contracts				(160)
Net Assets				17,179,901

Investor Shares—Net Assets
Applicable to 61,498,942 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				2,319,552
Net Asset Value Per Share—Investor Shares				$37.72

Admiral Shares—Net Assets
Applicable to 131,801,208 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				6,218,078
Net Asset Value Per Share—Admiral Shares				$47.18

35

Small-Cap Growth Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 103,428,959 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,908,059
Net Asset Value Per Share—Institutional Shares	$37.78

ETF Shares—Net Assets
Applicable to 35,284,467 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,734,212
Net Asset Value Per Share—ETF Shares	$134.17

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 “Other” represents securities that are not classified by the fund’s benchmark index.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 2.2%, respectively, of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $363,726,000 of collateral received for securities on loan.
5 Securities with a value of $1,400,000 have been segregated as initial margin for open futures contracts.
6 The total value of securities on loan is $349,803,000.
See accompanying Notes, which are an integral part of the Financial Statements.

36

Small-Cap Growth Index Fund

Statement of Operations

Six Months Ended
June 30, 2015
($000)
Investment Income
Income
Dividends	55,233
Interest[1]	39
Securities Lending	9,928
Total Income	65,200
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,000
Management and Administrative—Investor Shares	1,777
Management and Administrative—Admiral Shares	1,429
Management and Administrative—Institutional Shares	655
Management and Administrative—ETF Shares	1,075
Marketing and Distribution—Investor Shares	284
Marketing and Distribution—Admiral Shares	480
Marketing and Distribution—Institutional Shares	304
Marketing and Distribution—ETF Shares	316
Custodian Fees	178
Shareholders’ Reports—Investor Shares	34
Shareholders’ Reports—Admiral Shares	36
Shareholders’ Reports—Institutional Shares	36
Shareholders’ Reports—ETF Shares	72
Trustees’ Fees and Expenses	6
Total Expenses	7,682
Net Investment Income	57,518
Realized Net Gain (Loss)
Investment Securities Sold	751,300
Futures Contracts	4,458
Swap Contracts	(455)
Realized Net Gain (Loss)	755,303
Change in Unrealized Appreciation (Depreciation)
Investment Securities	221,354
Futures Contracts	(1,144)
Change in Unrealized Appreciation (Depreciation)	220,210
Net Increase (Decrease) in Net Assets Resulting from Operations	1,033,031
1 Interest income from an affiliated company of the fund was $34,000.

See accompanying Notes, which are an integral part of the Financial Statements.

37

Small-Cap Growth Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	57,518	151,506
Realized Net Gain (Loss)	755,303	613,425
Change in Unrealized Appreciation (Depreciation)	220,210	(165,944)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,033,031	598,987
Distributions
Net Investment Income
Investor Shares	(386)	(20,119)
Admiral Shares	(1,259)	(54,091)
Institutional Shares	(818)	(37,186)
ETF Shares	(978)	(39,218)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(3,441)	(150,614)
Capital Share Transactions
Investor Shares	(156,293)	(601,893)
Admiral Shares	422,651	399,387
Institutional Shares	(17,311)	(242,092)
ETF Shares	556,566	141,108
Net Increase (Decrease) from Capital Share Transactions	805,613	(303,490)
Total Increase (Decrease)	1,835,203	144,883
Net Assets
Beginning of Period	15,344,698	15,199,815
End of Period[1]	17,179,901	15,344,698

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $46,814,000 and ($6,808,000).

See accompanying Notes, which are an integral part of the Financial Statements.

38

Small-Cap Growth Index Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$35.40	$34.37	$25.03	$21.49	$21.92	$16.83
Investment Operations
Net Investment Income	.106	. 303.168		. 223	. 086	. 075
Net Realized and Unrealized Gain (Loss)
on Investments	2.220	1.029	9.336	3.541	(.431)	5.091
Total from Investment Operations	2.326	1.332	9.504	3.764	(.345)	5.166
Distributions
Dividends from Net Investment Income	(. 006)	(. 302)	(.164)	(. 224)	(. 085)	(. 076)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 006)	(. 302)	(.164)	(. 224)	(. 085)	(. 076)
Net Asset Value, End of Period	$37.72	$35.40	$34.37	$25.03	$21.49	$21.92

Total Return[1]	6.57%	3.88%	37.98%	17.52%	-1.58%	30.69%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,320	$2,326	$2,859	$2,649	$2,613	$4,229
Ratio of Total Expenses to
Average Net Assets	0.19%	0.23%	0.24%	0.24%	0.24%	0.26%
Ratio of Net Investment Income to
Average Net Assets	0.77%	0.87%	0.63%	0.97%	0.37%	0.43%
Portfolio Turnover Rate[2]	21%	26%	50%	37%	40%	34%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

39

Small-Cap Growth Index Fund

Financial Highlights

Admiral Shares
	Six Months				Sept. 27,
	Ended				2011[1] to
	June 30,			Year Ended December 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$44.26	$42.98	$31.30	$26.88	$25.00
Investment Operations
Net Investment Income	.159	. 449	. 284	. 326	. 031
Net Realized and Unrealized Gain (Loss)
on Investments	2.771	1.277	11.676	4.420	1.962
Total from Investment Operations	2.930	1.726	11.960	4.746	1.993
Distributions
Dividends from Net Investment Income	(. 010)	(. 446)	(. 280)	(. 326)	(.113)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 010)	(. 446)	(. 280)	(. 326)	(.113)
Net Asset Value, End of Period	$47.18	$44.26	$42.98	$31.30	$26.88

Total Return[2]	6.62%	4.02%	38.22%	17.66%	7.97%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,218	$5,434	$4,881	$2,539	$1,781
Ratio of Total Expenses to Average Net Assets	0.08%	0.09%	0.09%	0.10%	0.10%[3]
Ratio of Net Investment Income to
Average Net Assets	0.88%	1.01%	0.78%	1.11%	0.51%[3]
Portfolio Turnover Rate [4]	21%	26%	50%	37%	40%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

40

Small-Cap Growth Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$35.45	$34.42	$25.07	$21.53	$21.96	$16.85
Investment Operations
Net Investment Income	.130	.362	.229	.265	.125	.107
Net Realized and Unrealized Gain (Loss)
on Investments	2.208	1.028	9.346	3.540	(.432)	5.111
Total from Investment Operations	2.338	1.390	9.575	3.805	(.307)	5.218
Distributions
Dividends from Net Investment Income	(. 008)	(. 360)	(. 225)	(. 265)	(.123)	(.108)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 008)	(. 360)	(. 225)	(. 265)	(.123)	(.108)
Net Asset Value, End of Period	$37.78	$35.45	$34.42	$25.07	$21.53	$21.96

Total Return	6.60%	4.04%	38.20%	17.68%	-1.40%	30.96%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,908	$3,685	$3,823	$2,302	$1,622	$1,527
Ratio of Total Expenses to
Average Net Assets	0.07%	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	0.89%	1.02%	0.79%	1.13%	0.53%	0.61%
Portfolio Turnover Rate[1]	21%	26%	50%	37%	40%	34%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

41

Small-Cap Growth Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$125.88	$122.23	$89.03	$76.45	$77.98	$59.86
Investment Operations
Net Investment Income	.455	1.277	.802	.925	.424	.360
Net Realized and Unrealized Gain (Loss)
on Investments	7.865	3.643	33.188	12.578	(1.535)	18.121
Total from Investment Operations	8.320	4.920	33.990	13.503	(1.111)	18.481
Distributions
Dividends from Net Investment Income	(. 030)	(1.270)	(.790)	(. 923)	(. 419)	(. 361)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 030)	(1.270)	(.790)	(. 923)	(. 419)	(. 361)
Net Asset Value, End of Period	$134.17	$125.88	$122.23	$89.03	$76.45	$77.98

Total Return	6.61%	4.02%	38.18%	17.67%	-1.43%	30.87%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,734	$3,900	$3,637	$2,209	$1,857	$1,842
Ratio of Total Expenses to
Average Net Assets	0.08%	0.09%	0.09%	0.10%	0.10%	0.12%
Ratio of Net Investment Income to
Average Net Assets	0.88%	1.01%	0.78%	1.11%	0.51%	0.57%
Portfolio Turnover Rate[1]	21%	26%	50%	37%	40%	34%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

42

Small-Cap Growth Index Fund

Notes to Financial Statements

Vanguard Small-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, Admiral Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

43

Small-Cap Growth Index Fund

During the six months ended June 30, 2015, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the six months ended June 30, 2015, the fund’s average amounts of total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period. The fund had no open swap contracts at June 30, 2015.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2011–2014), and for the period ended June 30, 2015, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

44

Small-Cap Growth Index Fund

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2015, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

45

Small-Cap Growth Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At June 30, 2015, the fund had contributed capital of $1,497,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.60% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	17,149,226	—	—
Temporary Cash Investments	392,906	7,999	—
Futures Contracts—Assets[1]	100	—	—
Total	17,542,232	7,999	—
1 Represents variation margin on the last day of the reporting period.

D. At June 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	September 2015	205	25,633	(160)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

46

Small-Cap Growth Index Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2015, the fund realized $852,673,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

Realized and unrealized gains (losses) on certain of the fund’s swap contracts are treated as ordinary income (loss) for tax purposes. Realized losses of $455,000 on swap contracts have been reclassified from accumulated net realized losses to undistributed net investment income.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2014, the fund had available capital losses totaling $735,897,000 to offset future net capital gains. Of this amount, $504,200,000 is subject to expiration dates; $243,082,000 may be used to offset future net capital gains through December 31, 2017, and $261,118,000 through December 31, 2018. Capital losses of $231,697,000 realized beginning in fiscal 2011 be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2015; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2015, the cost of investment securities for tax purposes was $13,513,379,000. Net unrealized appreciation of investment securities for tax purposes was $4,036,752,000, consisting of unrealized gains of $4,704,662,000 on securities that had risen in value since their purchase and $667,910,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2015, the fund purchased $4,242,201,000 of investment securities and sold $3,363,239,000 of investment securities, other than temporary cash investments. Purchases and sales include $2,084,802,000 and $1,667,057,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

47

Small-Cap Growth Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2015	December 31, 2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	264,553	7,154	538,287	15,576
Issued in Lieu of Cash Distributions	359	9	18,576	526
Redeemed	(421,205)	(11,355)	(1,158,756)	(33,579)
Net Increase (Decrease)—Investor Shares	(156,293)	(4,192)	(601,893)	(17,477)
Admiral Shares
Issued	880,491	18,939	1,547,647	35,829
Issued in Lieu of Cash Distributions	1,172	25	50,550	1,144
Redeemed	(459,012)	(9,927)	(1,198,810)	(27,773)
Net Increase (Decrease)—Admiral Shares	422,651	9,037	399,387	9,200
Institutional Shares
Issued	403,347	10,814	668,519	19,413
Issued in Lieu of Cash Distributions	798	21	36,304	1,026
Redeemed	(421,456)	(11,371)	(946,915)	(27,558)
Net Increase (Decrease)—Institutional Shares	(17,311)	(536)	(242,092)	(7,119)
ETF Shares
Issued	2,279,798	17,205	2,016,134	16,221
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,723,232)	(12,900)	(1,875,026)	(15,000)
Net Increase (Decrease)—ETF Shares	556,566	4,305	141,108	1,221

H. Management has determined that no material events or transactions occurred subsequent to June 30, 2015, that would require recognition or disclosure in these financial statements.

48

Small-Cap Value Index Fund

Fund Profile
As of June 30, 2015

Share-Class Characteristics

	Investor		Admiral	Institutional
	Shares	ETF Shares	Shares	Shares
Ticker Symbol	VISVX	VBR	VSIAX	VSIIX
Expense Ratio[1]	0.23%	0.09%	0.09%	0.08%
30-Day SEC Yield	1.75%	1.87%	1.87%	1.88%

Portfolio Characteristics
			DJ
			U.S.
		CRSP US	Total
		Small Cap	Market
	Fund	Value Index	FA Index
Number of Stocks	836	827	3,854
Median Market Cap	$3.2B	$3.2B	$49.5B
Price/Earnings Ratio	22.7x	22.8x	21.6x
Price/Book Ratio	1.9x	1.9x	2.8x
Return on Equity	10.9%	10.9%	17.4%
Earnings Growth
Rate	10.6%	10.1%	11.6%
Dividend Yield	2.0%	2.0%	1.9%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	15%	—	—
Short-Term
Reserves	-0.2%	—	—

Volatility Measures
		DJ
	Spliced	U.S. Total
	Small-Cap	Market
	Value Index	FA Index
R-Squared	1.00	0.84
Beta	1.00	1.18

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)

Rite Aid Corp.	Drug Retailers	0.5%
Goodyear Tire & Rubber
Co.	Tires	0.5
Arthur J Gallagher & Co.	Property & Casualty
	Insurance	0.5
Spirit AeroSystems
Holdings Inc.	Aerospace	0.5
HCC Insurance Holdings	Property & Casualty
Inc.	Insurance	0.5
TEGNA Inc.	Publishing	0.5
Community Health	Health Care
Systems Inc.	Providers	0.4
Total System Services	Financial
Inc.	Administration	0.4
Global Payments Inc.	Financial
	Administration	0.4
RPM International Inc.	Specialty Chemicals	0.4
Top Ten		4.6%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 28, 2015, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2015, the annualized expense ratios were 0.20% for Investor Shares, 0.08% for ETF Shares, 0.08% for Admiral Shares, and 0.07% for Institutional Shares.

49

Small-Cap Value Index Fund

Investment Focus

Sector Diversification (% of equity exposure)
			DJ
		CRSP US	U.S. Total
		Small Cap	Market
	Fund	Value Index	FA Index
Basic Materials	4.3%	4.3%	2.7%
Consumer Goods	7.2	7.1	9.8
Consumer Services	12.8	12.8	14.3
Financials	29.9	30.0	19.1
Health Care	6.7	6.7	14.2
Industrials	20.6	20.7	12.3
Oil & Gas	4.4	4.4	7.2
Technology	7.6	7.5	15.6
Telecommunications	0.5	0.5	2.0
Utilities	6.0	6.0	2.8

50

Small-Cap Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2004, Through June 30, 2015

Small-Cap Value Index Fund Investor Shares
Spliced Small-Cap Value Index

For a benchmark description, see the Glossary.

Note: For 2015, performance data reflect the six months ended June 30, 2015.

Average Annual Total Returns: Periods Ended June 30, 2015

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	5/21/1998	4.02%	17.10%	8.35%
ETF Shares	1/26/2004
Market Price		4.16	17.27	8.51
Net Asset Value		4.15	17.27	8.49
Admiral Shares	9/27/2011	4.15	—	20.50[1]
Institutional Shares	12/7/1999	4.17	17.30	8.53
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

51

Small-Cap Value Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of June 30, 2015

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Basic Materials
RPM International Inc.	1,444,742	70,749	0.4%
Steel Dynamics Inc.	2,491,196	51,605	0.3%
Basic Materials—Other †		615,650	3.6%
		738,004	4.3%
Consumer Goods
Goodyear Tire & Rubber Co.	2,927,057	88,251	0.5%
Leggett & Platt Inc.	1,419,466	69,100	0.4%
Ingredion Inc.	773,062	61,698	0.4%
Pinnacle Foods Inc.	1,264,052	57,565	0.3%
* Visteon Corp.	483,997	50,810	0.3%
Consumer Goods—Other †		895,356	5.2%
		1,222,780	7.1%
Consumer Services
* Rite Aid Corp.	10,723,478	89,541	0.5%
* TEGNA Inc.	2,457,065	78,798	0.5%
Service Corp. International	2,082,036	61,274	0.4%
* JetBlue Airways Corp.	2,887,716	59,949	0.3%
KAR Auction Services Inc.	1,537,420	57,500	0.3%
Cablevision Systems Corp. Class A	2,281,494	54,619	0.3%
Graham Holdings Co. Class B	50,158	53,922	0.3%
* Office Depot Inc.	5,936,451	51,410	0.3%
* Avis Budget Group Inc.	1,147,664	50,589	0.3%
Consumer Services—Other †		1,624,878	9.5%
		2,182,480	12.7%
Financials
Arthur J Gallagher & Co.	1,821,393	86,152	0.5%
HCC Insurance Holdings Inc.	1,037,876	79,750	0.5%
East West Bancorp Inc.	1,559,999	69,919	0.4%
Apartment Investment & Management Co.	1,693,789	62,552	0.4%
NorthStar Realty Finance Corp.	3,761,545	59,809	0.4%

52

Small-Cap Value Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
*	Forest City Enterprises Inc. Class A	2,531,391	55,944	0.3%
	Starwood Property Trust Inc.	2,453,292	52,918	0.3%
	Liberty Property Trust	1,621,010	52,229	0.3%
	National Retail Properties Inc.	1,453,288	50,880	0.3%
	RenaissanceRe Holdings Ltd.	499,508	50,705	0.3%
	Financials—Other †		4,507,321	26.2%
			5,128,179	29.9%
Health Care
*	Community Health Systems Inc.	1,216,034	76,574	0.4%
*	Tenet Healthcare Corp.	1,076,062	62,283	0.4%
	Teleflex Inc.	450,363	61,002	0.3%
*	Health Net Inc.	794,741	50,959	0.3%
	Health Care—Other †		887,827	5.2%
			1,138,645	6.6%
Industrials
*	Spirit AeroSystems Holdings Inc. Class A	1,535,975	84,648	0.5%
	Total System Services Inc.	1,798,951	75,142	0.4%
	Global Payments Inc.	720,756	74,562	0.4%
	Carlisle Cos. Inc.	705,857	70,670	0.4%
*	Flextronics International Ltd.	6,116,254	69,175	0.4%
	IDEX Corp.	845,336	66,426	0.4%
	Broadridge Financial Solutions Inc.	1,301,194	65,073	0.4%
	Valspar Corp.	793,031	64,886	0.4%
	PerkinElmer Inc.	1,227,599	64,621	0.4%
	Allegion plc	1,037,621	62,402	0.4%
	Huntington Ingalls Industries Inc.	527,503	59,392	0.3%
*	AECOM	1,630,833	53,948	0.3%
	Ryder System Inc.	578,127	50,511	0.3%
	Industrials—Other †		2,673,207	15.6%
			3,534,663	20.6%
Oil & Gas
*	Newfield Exploration Co.	1,765,567	63,772	0.4%
	Oil & Gas—Other †		689,267	4.0%
			753,039	4.4%

[1]Other †			1,196	0.0%

Technology
*	ON Semiconductor Corp.	4,654,577	54,412	0.3%
	Brocade Communications Systems Inc.	4,573,421	54,332	0.3%
*	NCR Corp.	1,746,300	52,564	0.3%
	Technology—Other †		1,128,589	6.6%
			1,289,897	7.5%

Telecommunications †			88,587	0.5%

Utilities
	UGI Corp.	1,872,518	64,508	0.4%
	AGL Resources Inc.	1,300,652	60,558	0.3%
	Atmos Energy Corp.	1,095,584	56,182	0.3%
	Utilities—Other †		839,874	4.9%
			1,021,122	5.9%
Total Common Stocks (Cost $13,958,564)			17,098,592	99.5%[2]

53

Small-Cap Value Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	0.137%	180,821,008	180,821	1.1%

5U.S. Government and Agency Obligations †			3,000	0.0%
Total Temporary Cash Investments (Cost $183,820)			183,821	1.1%[2]
[6]Total Investments (Cost $14,142,384)			17,282,413	100.6%
Other Assets and Liabilities
Other Assets			92,828	0.6%
Liabilities[4]			(199,548)	(1.2%)
			(106,720)	(0.6%)
Net Assets			17,175,693	100.0%

At June 30, 2015, net assets consisted of:
				Amount
				($000)
Paid-in Capital				14,873,904
Undistributed Net Investment Income				99,784
Accumulated Net Realized Losses				(936,655)
Unrealized Appreciation (Depreciation)
Investment Securities				3,140,029
Futures Contracts				(488)
Swap Contracts				(881)
Net Assets				17,175,693

Investor Shares—Net Assets
Applicable to 87,061,741 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				2,249,969
Net Asset Value Per Share—Investor Shares				$25.84

Admiral Shares—Net Assets
Applicable to 139,974,141 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				6,487,075
Net Asset Value Per Share—Admiral Shares				$46.34

54

Small-Cap Value Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 98,767,801 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,558,594
Net Asset Value Per Share—Institutional Shares	$25.91

ETF Shares—Net Assets
Applicable to 54,516,391 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	5,880,055
Net Asset Value Per Share—ETF Shares	$107.86

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 “Other” represents securities that are not classified by the fund’s benchmark index.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.6%, respectively, of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $143,580,000 of collateral received for securities on loan.
5 Securities with a value of $2,600,000 have been segregated as initial margin for open futures contracts.
6 The total value of securities on loan is $135,610,000.
See accompanying Notes, which are an integral part of the Financial Statements.

55

Small-Cap Value Index Fund

Statement of Operations

Six Months Ended
June 30, 2015
($000)
Investment Income
Income
Dividends	121,415
Interest[1]
Securities Lending	3,003
Total Income	124,473
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,022
Management and Administrative—Investor Shares	1,769
Management and Administrative—Admiral Shares	1,472
Management and Administrative—Institutional Shares	414
Management and Administrative—ETF Shares	1,281
Marketing and Distribution—Investor Shares	270
Marketing and Distribution—Admiral Shares	479
Marketing and Distribution—Institutional Shares	173
Marketing and Distribution—ETF Shares	395
Custodian Fees	286
Shareholders’ Reports—Investor Shares
Shareholders’ Reports—Admiral Shares
Shareholders’ Reports—Institutional Shares
Shareholders’ Reports—ETF Shares
Trustees’ Fees and Expenses
Total Expenses	7,732
Net Investment Income	116,741
Realized Net Gain (Loss)
Investment Securities Sold	358,570
Futures Contracts	5,512
Swap Contracts	(350)
Realized Net Gain (Loss)	363,732
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(158,053)
Futures Contracts	(1,122)
Swap Contracts	(881)
Change in Unrealized Appreciation (Depreciation)	(160,056)
Net Increase (Decrease) in Net Assets Resulting from Operations	320,417
1 Interest income from an affiliated company of the fund was $51,000.

See accompanying Notes, which are an integral part of the Financial Statements.

56

Small-Cap Value Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	116,741	262,217
Realized Net Gain (Loss)	363,732	729,874
Change in Unrealized Appreciation (Depreciation)	(160,056)	389,227
Net Increase (Decrease) in Net Assets Resulting from Operations	320,417	1,381,318
Distributions
Net Investment Income
Investor Shares	(1,558)	(36,592)
Admiral Shares	(4,376)	(100,009)
Institutional Shares	(1,493)	(33,614)
ETF Shares	(3,755)	(84,373)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(11,182)	(254,588)
Capital Share Transactions
Investor Shares	(90,604)	(270,292)
Admiral Shares	593,270	987,250
Institutional Shares	595,321	76,809
ETF Shares	900,456	594,219
Net Increase (Decrease) from Capital Share Transactions	1,998,443	1,387,986
Total Increase (Decrease)	2,307,678	2,514,716
Net Assets
Beginning of Period	14,868,015	12,353,299
End of Period[1]	17,175,693	14,868,015

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $99,784,000 and ($5,425,000).

See accompanying Notes, which are an integral part of the Financial Statements.

57

Small-Cap Value Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$25.34	$23.33	$17.40	$15.04	$16.01	$13.06
Investment Operations
Net Investment Income	.164	.425	.394	.428	.309	.285
Net Realized and Unrealized Gain (Loss)
on Investments	.353	1.995	5.936	2.364	(.974)	2.956
Total from Investment Operations	.517	2.420	6.330	2.792	(.665)	3.241
Distributions
Dividends from Net Investment Income	(. 017)	(. 410)	(. 400)	(. 432)	(. 305)	(. 291)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 017)	(. 410)	(. 400)	(. 432)	(. 305)	(. 291)
Net Asset Value, End of Period	$25.84	$25.34	$23.33	$17.40	$15.04	$16.01

Total Return[1]	2.04%	10.39%	36.41%	18.56%	-4.16%	24.82%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,250	$2,293	$2,375	$2,001	$1,980	$4,316
Ratio of Total Expenses to
Average Net Assets	0.20%	0.23%	0.24%	0.24%	0.24%	0.26%
Ratio of Net Investment Income to
Average Net Assets	1.60%	1.84%	2.03%	2.66%	1.90%	2.03%
Portfolio Turnover Rate[2]	15%	12%	47%	25%	30%	25%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

58

Small-Cap Value Index Fund

Financial Highlights

Admiral Shares
	Six Months				Sept. 27,
	Ended				2011[1] to
		Year Ended December 31,
	June 30,				Dec. 31,
For a Share Outstanding Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$45.42	$41.82	$31.20	$26.96	$25.00
Investment Operations
Net Investment Income	. 322	. 831.773		. 814.196
Net Realized and Unrealized Gain (Loss)
on Investments	.631	3.573	10.629	4.245	2.320
Total from Investment Operations	.953	4.404	11.402	5.059	2.516
Distributions
Dividends from Net Investment Income	(. 033)	(. 804)	(.782)	(. 819)	(. 556)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 033)	(. 804)	(.782)	(. 819)	(. 556)
Net Asset Value, End of Period	$46.34	$45.42	$41.82	$31.20	$26.96

Total Return[2]	2.10%	10.55%	36.58%	18.77%	10.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,487	$5,775	$4,371	$2,563	$1,941
Ratio of Total Expenses to Average Net Assets	0.08%	0.09%	0.09%	0.10%	0.10%[3]
Ratio of Net Investment Income to
Average Net Assets	1.72%	1.98%	2.18%	2.80%	2.04%[3]
Portfolio Turnover Rate [4]	15%	12%	47%	25%	30%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

59

Small-Cap Value Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$25.39	$23.37	$17.44	$15.07	$16.04	$13.09
Investment Operations
Net Investment Income	.182	.467	.434	.459	. 338	. 311
Net Realized and Unrealized Gain (Loss)
on Investments	.356	2.004	5.935	2.371	(.973)	2.957
Total from Investment Operations	.538	2.471	6.369	2.830	(.635)	3.268
Distributions
Dividends from Net Investment Income	(. 018)	(. 451)	(. 439)	(. 460)	(. 335)	(. 318)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 018)	(. 451)	(. 439)	(. 460)	(. 335)	(. 318)
Net Asset Value, End of Period	$25.91	$25.39	$23.37	$17.44	$15.07	$16.04

Total Return	2.12%	10.59%	36.55%	18.78%	-3.97%	24.97%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,559	$1,927	$1,699	$979	$722	$871
Ratio of Total Expenses to
Average Net Assets	0.07%	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.73%	1.99%	2.19%	2.82%	2.06%	2.21%
Portfolio Turnover Rate[1]	15%	12%	47%	25%	30%	25%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

60

Small-Cap Value Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$105.71	$97.32	$72.60	$62.73	$66.80	$54.49
Investment Operations
Net Investment Income	.751	1.933	1.796	1.896	1.393	1.269
Net Realized and Unrealized Gain (Loss)
on Investments	1.475	8.326	24.742	9.877	(4.083)	12.340
Total from Investment Operations	2.226	10.259	26.538	11.773	(2.690)	13.609
Distributions
Dividends from Net Investment Income	(.076)	(1.869)	(1.818)	(1.903)	(1.380)	(1.299)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.076)	(1.869)	(1.818)	(1.903)	(1.380)	(1.299)
Net Asset Value, End of Period	$107.86	$105.71	$97.32	$72.60	$62.73	$66.80

Total Return	2.11%	10.55%	36.57%	18.78%	-4.05%	24.97%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,880	$4,874	$3,908	$2,281	$1,755	$1,851
Ratio of Total Expenses to
Average Net Assets	0.08%	0.09%	0.09%	0.10%	0.10%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.72%	1.98%	2.18%	2.80%	2.04%	2.17%
Portfolio Turnover Rate[1]	15%	12%	47%	25%	30%	25%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

61

Small-Cap Value Index Fund

Notes to Financial Statements

Vanguard Small-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, Admiral Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2015, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

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Small-Cap Value Index Fund

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the six months ended June 30, 2015, the fund’s average amounts of total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2011–2014), and for the period ended June 30, 2015, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified

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Small-Cap Value Index Fund

counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2015, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At June 30, 2015, the fund had contributed capital of $1,493,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.60% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

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Small-Cap Value Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	17,097,396	—	1,196
Temporary Cash Investments	180,821	3,000	—
Futures Contracts—Assets[1]	218	—	—
Futures Contracts—Liabilities[1]	(6)	—	—
Swap Contracts—Liabilities	—	(881)	—
Total	17,278,429	2,119	1,196
1 Represents variation margin on the last day of the reporting period.

D. At June 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	September 2015	486	60,770	(416)
E-mini S&P 500 Index	September 2015	70	7,190	(2)
E-mini S&P MidCap 400 Index	September 2015	26	3,895	(70)
				(488)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

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Small-Cap Value Index Fund

At June 30, 2015, the fund had the following open total return swap contracts:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)	($000)
Ambac Financial Group Inc.	7/9/15	GSCM	3,077	(0.588%)	(881)
GSCM—Goldman Sachs Bank USA.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2015, the fund realized $410,531,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

Realized and unrealized gains (losses) on certain of the fund’s swap contracts are treated as ordinary income (loss) for tax purposes. Realized losses of $350,000 on swap contracts have been reclassified from accumulated net realized losses to undistributed net investment income.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2014, the fund had available capital losses totaling $888,530,000 to offset future net capital gains. Of this amount, $876,582,000 is subject to expiration dates; $487,808,000 may be used to offset future net capital gains through December 31, 2017, and $388,774,000 through December 31, 2018. Capital losses of $11,948,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2015; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2015, the cost of investment securities for tax purposes was $14,147,648,000. Net unrealized appreciation of investment securities for tax purposes was $3,134,765,000, consisting of unrealized gains of $3,756,612,000 on securities that had risen in value since their purchase and $621,847,000 in unrealized losses on securities that had fallen in value since their purchase.

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Small-Cap Value Index Fund

F. During the six months ended June 30, 2015, the fund purchased $4,255,323,000 of investment securities and sold $2,139,894,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,883,189,000 and $954,756,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2015	December 31, 2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	322,204	12,511	530,028	21,851
Issued in Lieu of Cash Distributions	1,442	55	33,953	1,353
Redeemed	(414,250)	(15,974)	(834,273)	(34,552)
Net Increase (Decrease)—Investor Shares	(90,604)	(3,408)	(270,292)	(11,348)
Admiral Shares
Issued	1,046,504	22,619	1,642,479	37,771
Issued in Lieu of Cash Distributions	3,929	83	89,878	1,998
Redeemed	(457,163)	(9,860)	(745,107)	(17,154)
Net Increase (Decrease)—Admiral Shares	593,270	12,842	987,250	22,615
Institutional Shares
Issued	787,656	30,260	510,432	21,007
Issued in Lieu of Cash Distributions	1,344	51	30,703	1,222
Redeemed	(193,679)	(7,458)	(464,326)	(19,020)
Net Increase (Decrease)—Institutional Shares	595,321	22,853	76,809	3,209
ETF Shares
Issued	1,888,944	17,513	2,005,418	19,645
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(988,488)	(9,100)	(1,411,199)	(13,700)
Net Increase (Decrease)—ETF Shares	900,456	8,413	594,219	5,945

H. Management has determined that no material events or transactions occurred subsequent to June 30, 2015, that would require recognition or disclosure in these financial statements.

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About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

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Six Months Ended June 30, 2015
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2014	6/30/2015	Period
Based on Actual Fund Return
Small-Cap Index Fund
Investor Shares	$1,000.00	$1,041.24	$1.06
ETF Shares	1,000.00	1,042.04	0.35
Admiral Shares	1,000.00	1,042.15	0.35
Institutional Shares	1,000.00	1,042.15	0.30
Institutional Plus Shares	1,000.00	1,042.19	0.20
Small-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,065.71	$0.97
ETF Shares	1,000.00	1,066.10	0.41
Admiral Shares	1,000.00	1,066.20	0.41
Institutional Shares	1,000.00	1,065.95	0.36
Small-Cap Value Index Fund
Investor Shares	$1,000.00	$1,020.39	$1.00
ETF Shares	1,000.00	1,021.06	0.40
Admiral Shares	1,000.00	1,020.97	0.40
Institutional Shares	1,000.00	1,021.18	0.35

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Six Months Ended June 30, 2015
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2014	6/30/2015	Period
Based on Hypothetical 5% Yearly Return
Small-Cap Index Fund
Investor Shares	$1,000.00	$1,023.75	$1.05
ETF Shares	1,000.00	1,024.45	0.35
Admiral Shares	1,000.00	1,024.45	0.35
Institutional Shares	1,000.00	1,024.50	0.30
Institutional Plus Shares	1,000.00	1,024.60	0.20
Small-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,023.85	$0.95
ETF Shares	1,000.00	1,024.40	0.40
Admiral Shares	1,000.00	1,024.40	0.40
Institutional Shares	1,000.00	1,024.45	0.35
Small-Cap Value Index Fund
Investor Shares	$1,000.00	$1,023.80	$1.00
ETF Shares	1,000.00	1,024.40	0.40
Admiral Shares	1,000.00	1,024.40	0.40
Institutional Shares	1,000.00	1,024.45	0.35

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Small-Cap Index Fund, 0.21% for Investor Shares, 0.07% for ETF Shares, 0.07% for Admiral Shares, 0.06% for Institutional Shares, and 0.04% for Institutional Plus Shares; for the Small-Cap Growth Index Fund, 0.19% for Investor Shares, 0.08% for ETF Shares, 0.08% for Admiral Shares, and 0.07% for Institutional Shares; and for the Small-Cap Value Index Fund, 0.20% for Investor Shares, 0.08% for ETF Shares, 0.08% for Admiral Shares, and 0.07% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

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Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Small-Cap Index Fund, Small-Cap Growth Index Fund, and Small-Cap Value Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard). Vanguard’s Equity Investment Group—through its Equity Index Group—serves as the investment advisor for each fund. The board determined that continuing the funds’ internalized management structure was in the best interests of each fund and its shareholders

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board reviewed the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance
The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance relative to a target index and peer group. The board concluded that the performance was such that each advisory arrangement should continue. Information about the funds’ most recent performance can be found on the Performance Summary pages of this report.

Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory fee rate was also well below its peer-group average. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that each fund’s at-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

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Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

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Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Small-Cap Growth Index: S&P SmallCap 600 Growth Index (formerly known as the S&P SmallCap 600/Barra Growth Index) through May 16, 2003; MSCI US Small Cap Growth Index through April 16, 2013; CRSP US Small Cap Growth Index thereafter.

Spliced Small-Cap Index: Russell 2000 Index through May 16, 2003; MSCI US Small Cap 1750 Index through January 30, 2013; CRSP US Small Cap Index thereafter.

Spliced Small-Cap Value Index: S&P SmallCap 600 Value Index (formerly known as the S&P SmallCap 600/Barra Value Index) through May 16, 2003; MSCI US Small Cap Value Index through April 16, 2013; CRSP US Small Cap Value Index thereafter.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 193 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
F. William McNabb III	Occupation(s) During the Past Five Years and Other
Born 1957. Trustee Since July 2009. Chairman of	Experience: Chairman and Chief Executive Officer
the Board. Principal Occupation(s) During the Past	(retired 2009) and President (2006–2008) of
Five Years and Other Experience: Chairman of the	Rohm and Haas Co. (chemicals); Director of Tyco
Board of The Vanguard Group, Inc., and of each of	International PLC (diversified manufacturing and
the investment companies served by The Vanguard	services), Hewlett-Packard Co. (electronic computer
Group, since January 2010; Director of The Vanguard	manufacturing), and Delphi Automotive PLC
Group since 2008; Chief Executive Officer and	(automotive components); Senior Advisor at New
President of The Vanguard Group, and of each of	Mountain Capital.
the investment companies served by The Vanguard
Group, since 2008; Director of Vanguard Marketing	Amy Gutmann
Corporation; Managing Director of The Vanguard	Born 1949. Trustee Since June 2006. Principal
Group (1995–2008).	Occupation(s) During the Past Five Years and
Other Experience: President of the University of
IndependentTrustees	Pennsylvania; Christopher H. Browne Distinguished
Professor of Political Science, School of Arts and
Emerson U. Fullwood	Sciences, and Professor of Communication, Annenberg
Born 1948. Trustee Since January 2008. Principal	School for Communication, with secondary faculty
Occupation(s) During the Past Five Years and	appointments in the Department of Philosophy, School
Other Experience: Executive Chief Staff and	of Arts and Sciences, and at the Graduate School of
Marketing Officer for North America and Corporate	Education, University of Pennsylvania; Trustee of the
Vice President (retired 2008) of Xerox Corporation	National Constitution Center; Chair of the Presidential
(document management products and services);	Commission for the Study of Bioethical Issues.
Executive in Residence and 2009–2010 Distinguished
Minett Professor at the Rochester Institute of	JoAnn Heffernan Heisen
Technology; Director of SPX Corporation (multi-industry	Born 1950. Trustee Since July 1998. Principal
manufacturing), the United Way of Rochester,	Occupation(s) During the Past Five Years and Other
Amerigroup Corporation (managed health care), the	Experience: Corporate Vice President and Chief
University of Rochester Medical Center, Monroe	Global Diversity Officer (retired 2008) and Member
Community College Foundation, and North Carolina	& Johnson (pharmaceuticals/medical devices/
A&T University.	consumer products); Director of Skytop Lodge
Corporation (hotels), the University Medical Center
at Princeton, the Robert Wood Johnson Foundation,
and the Center for Talent Innovation; Member of
the Advisory Board of the Institute for Women’s
Leadership at Rutgers University.

F. Joseph Loughrey	Executive Officers
Born 1949. Trustee Since October 2009. Principal
Occupation(s) During the Past Five Years and Other	Glenn Booraem
Experience: President and Chief Operating Officer	Born 1967. Treasurer Since May 2015. Principal
(retired 2009) of Cummins Inc. (industrial machinery);	Occupation(s) During the Past Five Years and
Chairman of the Board of Hillenbrand, Inc. (specialized	Other Experience: Principal of The Vanguard Group,
consumer services), and of Oxfam America; Director	Inc.; Treasurer of each of the investment companies
of SKF AB (industrial machinery), Hyster-Yale Materials	served by The Vanguard Group; Controller of each of
Handling, Inc. (forklift trucks), the Lumina Foundation	the investment companies served by The Vanguard
for Education, and the V Foundation for Cancer	Group (2010–2015); Assistant Controller of each of
Research; Member of the Advisory Council for the	the investment companies served by The Vanguard
College of Arts and Letters and of the Advisory Board	Group (2001–2010).
to the Kellogg Institute for International Studies, both
at the University of Notre Dame.	Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
Mark Loughridge	2008. Principal Occupation(s) During the Past Five
Born 1953. Trustee Since March 2012. Principal	Years and Other Experience: Principal of The Vanguard
Occupation(s) During the Past Five Years and Other	Group, Inc.; Chief Financial Officer of each of the
Experience: Senior Vice President and Chief Financial	investment companies served by The Vanguard Group;
Officer (retired 2013) at IBM (information technology	Treasurer of each of the investment companies served
services); Fiduciary Member of IBM’s Retirement Plan	by The Vanguard Group (1998–2008).
Committee (2004–2013); Director of the Dow Chemical
Company; Member of the Council on Chicago Booth.	Peter Mahoney
Born 1974. Controller Since May 2015. Principal
Scott C. Malpass	Occupation(s) During the Past Five Years and
Born 1962. Trustee Since March 2012. Principal	Other Experience: Head of Global Fund Accounting
Occupation(s) During the Past Five Years and Other	at The Vanguard Group, Inc.; Controller of each of the
Experience: Chief Investment Officer and Vice	investment companies served by The Vanguard Group;
President at the University of Notre Dame; Assistant	Head of International Fund Services at The Vanguard
Professor of Finance at the Mendoza College of	Group (2008–2014).
Business at Notre Dame; Member of the Notre Dame
403(b) Investment Committee; Board Member of	Heidi Stam
TIFF Advisory Services, Inc., and Catholic Investment	Born 1956. Secretary Since July 2005. Principal
Services, Inc. (investment advisors); Member of	Occupation(s) During the Past Five Years and Other
the Investment Advisory Committee of Major	Experience: Managing Director of The Vanguard
League Baseball.	Group, Inc.; General Counsel of The Vanguard Group;
Secretary of The Vanguard Group and of each of the
André F. Perold	investment companies served by The Vanguard Group;
Born 1952. Trustee Since December 2004. Principal	Director and Senior Vice President of Vanguard
Occupation(s) During the Past Five Years and Other	Marketing Corporation.
Experience: George Gund Professor of Finance and
Banking, Emeritus at the Harvard Business School	Vanguard Senior ManagementTeam
(retired 2011); Chief Investment Officer and Managing	Mortimer J. Buckley	Michael S. Miller
Partner of HighVista Strategies LLC (private investment	Kathleen C. Gubanich	James M. Norris
firm); Director of Rand Merchant Bank; Overseer of	Paul A. Heller	Thomas M. Rampulla
the Museum of Fine Arts Boston.	Martha G. King	Glenn W. Reed
	John T. Marcante	Karin A. Risi
Peter F. Volanakis	Chris D. McIsaac
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years and Other
Experience: President and Chief Operating Officer	Chairman Emeritus and Senior Advisor
(retired 2010) of Corning Incorporated (communications	John J. Brennan
equipment); Trustee of Colby-Sawyer College;	Chairman, 1996–2009
Member of the Advisory Board of the Norris Cotton	Chief Executive Officer and President, 1996–2008
Cancer Center and of the Advisory Board of the
Parthenon Group (strategy consulting).	Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

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fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
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also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
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Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2015 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q482 082015

Semiannual Report | June 30, 2015

Vanguard U.S. Stock Index Funds

Mid-Capitalization Portfolios

Vanguard Extended Market Index Fund

Vanguard Mid-Cap Index Fund

Vanguard Mid-Cap Growth Index Fund

Vanguard Mid-Cap Value Index Fund

The mission continues

On May 1, 1975, Vanguard began operations, a fledgling company based on the simple but revolutionary idea that a mutual fund company should be managed solely in the interest of its investors.

Four decades later, that revolutionary spirit continues to animate the enterprise. Vanguard remains on a mission to give investors the best chance of investment success.

As we mark our 40th anniversary, we thank you for entrusting your assets to Vanguard and giving us the opportunity to help you reach your financial goals in the decades to come.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	4
Extended Market Index Fund.	9
Mid-Cap Index Fund.	29
Mid-Cap Growth Index Fund.	51
Mid-Cap Value Index Fund.	67
About Your Fund’s Expenses.	83
Trustees Approve Advisory Arrangements.	86
Glossary.	87

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Since our founding, Vanguard has drawn inspiration from the enterprise and valor demonstrated by British naval hero Horatio Nelson and his command at the Battle of the Nile in 1798. The photograph displays a replica of a merchant ship from the same era as Nelson’s flagship, the HMS Vanguard.

Your Fund’s Total Returns

Six Months Ended June 30, 2015
Total
Returns
Vanguard Extended Market Index Fund
Investor Shares	4.76%
ETF Shares
Market Price	4.86
Net Asset Value	4.84
Admiral™ Shares	4.83
Institutional Shares	4.85
Institutional Plus Shares	4.85
S&P Completion Index	4.84
Mid-Cap Core Funds Average	3.11
Mid-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard Mid-Cap Index Fund
Investor Shares	2.98%
ETF Shares
Market Price	3.09
Net Asset Value	3.06
Admiral Shares	3.05
Institutional Shares	3.07
Institutional Plus Shares	3.07
CRSP US Mid Cap Index	3.09
Mid-Cap Core Funds Average	3.11
Mid-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.
The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

Your Fund’s Total Returns

Six Months Ended June 30, 2015
Total
Returns
Vanguard Mid-Cap Growth Index Fund
Investor Shares	4.79%
ETF Shares
Market Price	4.95
Net Asset Value	4.87
Admiral Shares	4.89
CRSP US Mid Cap Growth Index	4.91
Mid-Cap Growth Funds Average	6.32
Mid-Cap Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard Mid-Cap Value Index Fund
Investor Shares	1.25%
ETF Shares
Market Price	1.33
Net Asset Value	1.31
Admiral Shares	1.30
CRSP US Mid Cap Value Index	1.31
Mid-Cap Value Funds Average	2.00
Mid-Cap Value Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance

December 31, 2014, Through June 30, 2015
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Extended Market Index Fund
Investor Shares	$66.63	$69.78	$0.025	$0.000
ETF Shares	87.79	92.00	0.037	0.000
Admiral Shares	66.61	69.80	0.029	0.000
Institutional Shares	66.60	69.80	0.029	0.000
Institutional Plus Shares	164.36	172.26	0.073	0.000
Vanguard Mid-Cap Index Fund
Investor Shares	$33.72	$34.72	$0.005	$0.000
ETF Shares	123.50	127.25	0.027	0.000
Admiral Shares	152.97	157.61	0.033	0.000
Institutional Shares	33.79	34.82	0.007	0.000
Institutional Plus Shares	166.65	171.73	0.038	0.000
Vanguard Mid-Cap Growth Index Fund
Investor Shares	$39.94	$41.85	$0.004	$0.000
ETF Shares	101.57	106.50	0.017	0.000
Admiral Shares	43.72	45.85	0.007	0.000
Vanguard Mid-Cap Value Index Fund
Investor Shares	$35.19	$35.62	$0.009	$0.000
ETF Shares	89.39	90.53	0.027	0.000
Admiral Shares	46.30	46.89	0.013	0.000

Chairman’s Letter

Dear Shareholder,

After delivering strong returns in 2014, U.S. stocks turned in a more muted performance in the first half of 2015. Mid-capitalization growth stocks were something of an exception to this trend, as they got a boost from a rally in bio-technology and pharmaceutical stocks. Value stocks, meanwhile, were generally market laggards, dragged down in part by poor returns from the utilities sector.

Results for the four Vanguard mid-cap stock index funds reviewed in this report reflected these market dynamics. Returns for the six months ended June 30, 2015, ranged from 1.25% for Vanguard Mid-Cap Value Index Fund to 4.79% for Vanguard Mid-Cap Growth Index Fund. (Returns cited in this letter are for Investor Shares.) Vanguard Extended Market Index Fund was close behind the growth fund at 4.76%, and Vanguard Mid-Cap Index Fund returned 2.98%.

The four funds closely tracked their target benchmarks. All but the Extended Market Index Fund trailed the average return of their peers.

On a separate note, all four funds covered in this report will begin paying a dividend each quarter rather than once a year. The change, which we announced in the spring and which will take effect in the third quarter of 2015, should align distributions more closely with those of the other Vanguard stock index funds and help the funds operate more efficiently.

U.S. stocks held onto gains despite fading at the finish
U.S. stocks traveled a choppy course en route to a return of about 2% for the half year as Greece’s debt drama intensified. Mixed economic news, stock valuations perceived as high by some investors, and the strong U.S. dollar’s negative effect on the profits of U.S.-based multinational companies also unsettled markets. On the other side of the ledger, investors seemed reassured by the Federal Reserve’s careful approach to a potential rise in short-term interest rates, by other nations’ monetary stimulus programs, and by corporate earnings that generally surpassed forecasts.

International stocks returned about 5% for U.S. investors; results would have been higher if not for the dollar’s strength against many foreign currencies. Returns for the developed markets of the Pacific region, led by Japan, surpassed those of Europe and emerging markets.

After bursting from the gate, bond prices lost momentum
Strong results in January didn’t hold up for the broad U.S. taxable bond market, which returned –0.10% for the half year after declining in four of the six months. The yield of the 10-year Treasury note ended June at 2.33%, up from 2.19% six months earlier. (Bond prices and yields move in opposite directions.)

Market Barometer

			Total Returns
		Periods Ended June 30, 2015
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	1.71%	7.37%	17.58%
Russell 2000 Index (Small-caps)	4.75	6.49	17.08
Russell 3000 Index (Broad U.S. market)	1.94	7.29	17.54
FTSE All-World ex US Index (International)	4.61	-4.36	8.16

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	-0.10%	1.86%	3.35%
Barclays Municipal Bond Index (Broad tax-exempt market)	0.11	3.00	4.50
Citigroup Three-Month U.S. Treasury Bill Index	0.00	0.02	0.05

CPI
Consumer Price Index	1.63%	0.12%	1.83%

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned –5.43% as the dollar’s strength limited returns. Without this currency effect, returns were just marginally negative. As investors grew more confident about Europe’s economic growth, European bond yields bounced back from their very low (and in some cases, negative) levels.

Returns were negligible for money market funds and savings accounts, which remained handcuffed by the Fed’s target of 0%–0.25% for short-term rates.

Lifted by the health care sector, growth stocks moved out front
As I mentioned, growth stocks generally outpaced their value counterparts for the six-month period. Value stocks tend to sell at relatively low prices in relation to their earnings or book value, reflecting the lower sales and earnings growth prospects of the underlying companies. Growth stocks, by contrast, typically have higher valuations because of their underlying companies’ earnings and revenue potential. These two categories frequently swap leadership positions from one period to another. Just a year earlier, in the first half of 2014, it was value stocks that outperformed. (For more about growth versus value investing and why Vanguard favors a diversified approach, see the box on page 7.)

Expense Ratios
Your Fund Compared With Its Peer Group

						Peer
	Investor	ETF	Admiral	Institutional	Institutional	Group
	Shares	Shares	Shares	Shares	Plus Shares	Average
Extended Market Index Fund	0.23%	0.10%	0.10%	0.08%	0.06%	1.19%
Mid-Cap Index Fund	0.23	0.09	0.09	0.08	0.06	1.19
Mid-Cap Growth Index Fund	0.23	0.09	0.09	—	—	1.31
Mid-Cap Value Index Fund	0.23	0.09	0.09	—	—	1.29

The fund expense ratios shown are from the prospectus dated April 28, 2015, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2015, the funds’ annualized expense ratios were: for the Extended Market Index Fund, 0.21% for Investor Shares, 0.08% for ETF Shares, 0.08% for Admiral Shares, 0.06% for Institutional Shares, and 0.05% for Institutional Plus Shares; for the Mid-Cap Index Fund, 0.21% for Investor Shares, 0.07% for ETF Shares, 0.07% for Admiral Shares, 0.06% for Institutional Shares, and 0.04% for Institutional Plus Shares; for the Mid-Cap Growth Index Fund, 0.21% for Investor Shares, 0.07% for ETF Shares, and 0.07% for Admiral Shares; and for the Mid-Cap Value Index Fund, 0.20% for Investor Shares, 0.07% for ETF Shares, and 0.07% for Admiral Shares. The peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2014.

Peer groups: For the Extended Market and Mid-Cap Index Funds, Mid-Cap Core Funds; for the Mid-Cap Growth Index Fund, Mid-Cap Growth Funds; and for the Mid-Cap Value Index Fund, Mid-Cap Value Funds.

Robust returns for health care stocks helped give growth shares the edge in the half year. A rapid pace of mergers and acquisitions, coupled with investors’ optimism about new medicines, propelled pharmaceutical and biotechnology stocks.

Of the four funds covered in this report, the Mid-Cap Growth Index Fund and the Extended Market Index Fund have the highest weightings in the health care sector and, consequently, benefited the most from the rally in biotech and pharma shares.

Growth stocks versus value stocks: A case for both

Growth and value stocks typically take turns outperforming each other. The chart here shows how they have switched off during the past 20 years in leading or lagging a broad market average.

These two styles of investing are typically considered complementary—when growth is performing well, value typically isn’t, and vice versa. Very generally speaking, growth stocks represent companies that are expected to expand their businesses at a rapid pace, while value stocks typically represent more established, slower-growing companies.

Which does better in the long run? Neither. Vanguard research has shown that there is no significant long-term difference in the risk/reward characteristics of growth and value stocks.
But, because their performance can vary considerably over shorter time periods, a truly diversified portfolio should have exposure to both.

Rolling 12-month return differences, 1994–2014

Russell 3000 Growth Index Russell 3000 Value Index

Note: “Rolling” means here that 12-month returns were calculated from the start of each month in the 20-year period ended December 31, 2014.
The Russell 3000 Index represents the broad U.S. stock market. The Russell indexes use a different index construction methodology than the CRSP indexes used in your fund.
Sources: Vanguard and Russell.

While health care stocks were riding high in the six months, utilities stocks stumbled. The Mid-Cap Value Index Fund, which had the highest weighting in the sector of the four funds, suffered the most from utilities’ retreat. (For details about each fund’s sector weightings, see the Fund Profile pages that follow this letter.)

Utilities stocks had surged in 2014, as investors looked for higher yields. The utilities sector, known for delivering relatively high dividends, sharply reversed course in the first half of 2015, with a Fed interest rate hike seemingly on the horizon. To some investors, higher rates can make dividend-paying stocks less attractive relative to bonds.

As your investment costs go down, your chance for success can go up
Being an investor can be frustrating at times: You’re planning for your financial future, but some factors—for example, the financial markets—are beyond your control. Although you can’t control the markets, you do have some choice in how much you pay to invest in them. And what you pay can greatly affect your chance for investing success.

At Vanguard, as you know, we take minimizing costs seriously. Indeed, that’s one of our four investment principles. (You can read more in Vanguard’s Principles for Investing Success, available at vanguard. com/research.) Paying less in expenses has an intuitive, immediate appeal.

Less obvious, perhaps, is the enormous advantage that low costs can offer over time.

Imagine that you have two well-diversified portfolios each with a starting balance of $100,000 and each earning a yearly return of 6%, which is reinvested over a 30-year period. In one scenario, the investor pays 0.25% of assets every year, while in the other the investor pays 0.90%. (Keep in mind that this is a hypothetical example and doesn’t represent any particular investment.)

At the end of 30 years, the lower-cost portfolio would have a balance of more than $530,000, while the higher-cost portfolio would have a balance of almost $440,000. What might seem like a trifling cost difference at the start becomes a meaningful difference over the long term—in this example, nearly $100,000.

Increasingly, investors are recognizing the importance of minimizing costs. According to Morningstar, over the past 10 years, 95% of mutual fund cash flows have gone into funds ranked in the lowest 20% in terms of their expenses. We’re pleased to see this trend, because it means investors are keeping more of their returns, and by doing so, they’ve given themselves a better chance of reaching their financial goals.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 15, 2015

Extended Market Index Fund

Fund Profile
As of June 30, 2015

Share-Class Characteristics

	Investor		Admiral	Institutional	Institutional
	Shares	ETF Shares	Shares	Shares	Plus Shares
Ticker Symbol	VEXMX	VXF	VEXAX	VIEIX	VEMPX
Expense Ratio[1]	0.23%	0.10%	0.10%	0.08%	0.06%
30-Day SEC Yield	1.12%	1.24%	1.25%	1.27%	1.27%

Portfolio Characteristics
			DJ
			U.S.
		S&P	Total
		Completion	Market
	Fund	Index FA Index
Number of Stocks	3,345	3,415	3,854
Median Market Cap	$4.1B	$4.1B	$49.5B
Price/Earnings Ratio	32.5x	32.4x	21.6x
Price/Book Ratio	2.6x	2.6x	2.8x
Return on Equity	11.3%	11.4%	17.4%
Earnings Growth
Rate	13.9%	14.0%	11.6%
Dividend Yield	1.3%	1.3%	1.9%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	5%	—	—
Short-Term
Reserves	0.2%	—	—

Volatility Measures
		DJ
	S&P	U.S. Total
	Completion	Market
	Index	FA Index
R-Squared	1.00	0.82
Beta	1.00	1.12

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Liberty Global plc	Cable & Satellite	1.0%
Illumina Inc.	Life Sciences Tools &
	Services	0.7
Tesla Motors Inc.	Automobile
	Manufacturers	0.6
LinkedIn Corp.	Internet Software &
	Services	0.5
BioMarin Pharmaceutical
Inc.	Biotechnology	0.5
United Continental
Holdings Inc.	Airlines	0.4
Las Vegas Sands Corp.	Casinos & Gaming	0.4
Twitter Inc.	Internet Software &
	Services	0.4
Incyte Corp.	Biotechnology	0.4
Cheniere Energy Inc.	Oil & Gas Storage &
	Transportation	0.3
Top Ten		5.2%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 28, 2015, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2015, the annualized expense ratios were 0.21% for Investor Shares, 0.08% for ETF Shares, 0.08% for Admiral Shares, 0.06% for Institutional Shares, and 0.05% for Institutional Plus Shares.

Extended Market Index Fund

Investment Focus

Sector Diversification (% of equity exposure)
			DJ
		S&P	U.S. Total
		Completion	Market
	Fund	Index	FA Index
Consumer Discretionary	16.2%	16.0%	13.5%
Consumer Staples	3.3	3.3	8.2
Energy	4.4	4.5	7.2
Financials	23.7	23.6	17.9
Health Care	13.7	13.9	15.1
Industrials	13.7	13.8	10.8
Information Technology	16.1	16.0	18.9
Materials	4.7	4.8	3.5
Telecommunication
Services	1.1	1.1	2.0
Utilities	3.1	3.0	2.9

Extended Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2004, Through June 30, 2015

Extended Market Index Fund Investor Shares
Spliced Extended Market Index

For a benchmark description, see the Glossary.
Note: For 2015, performance data reflect the six months ended June 30, 2015.

Average Annual Total Returns: Periods Ended June 30, 2015

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	12/21/1987	6.09%	18.09%	9.37%
ETF Shares	12/27/2001
Market Price		6.22	18.26	9.54
Net Asset Value		6.23	18.25	9.53
Admiral Shares	11/13/2000	6.23	18.26	9.53
Institutional Shares	7/7/1997	6.25	18.28	9.56
Institutional Plus Shares	1/14/2011	6.27	—	13.08[1]
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

Extended Market Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of June 30, 2015

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
Consumer Discretionary
*	Liberty Global plc	6,490,881	328,633	0.7%
*,^	Tesla Motors Inc.	982,909	263,675	0.6%
	Las Vegas Sands Corp.	3,708,676	194,965	0.4%
*	Hilton Worldwide Holdings Inc.	5,285,252	145,609	0.3%
*	DISH Network Corp. Class A	2,141,153	144,977	0.3%
*	Charter Communications Inc. Class A	837,007	143,337	0.3%
	Advance Auto Parts Inc.	739,028	117,720	0.3%
*	Liberty Global plc Class A	2,057,608	111,255	0.3%
	Autoliv Inc.	892,353	104,182	0.3%
	Signet Jewelers Ltd.	812,376	104,179	0.2%
*	Ulta Salon Cosmetics & Fragrance Inc.	648,804	100,208	0.2%
*	Sirius XM Holdings Inc.	25,976,479	96,892	0.2%
	Foot Locker Inc.	1,412,304	94,638	0.2%
*	Jarden Corp.	1,808,507	93,590	0.2%
*	LKQ Corp.	3,083,881	93,272	0.2%
	Polaris Industries Inc.	617,432	91,448	0.2%
	Consumer Discretionary—Other †		5,152,586	11.3%
			7,381,166	16.2%
Consumer Staples
	Bunge Ltd.	1,455,870	127,825	0.3%
	Church & Dwight Co. Inc.	1,325,325	107,524	0.2%
	Consumer Staples—Other †		1,281,352	2.8%
			1,516,701	3.3%
Energy
*	Cheniere Energy Inc.	2,224,472	154,067	0.4%
*	Concho Resources Inc.	1,211,971	137,995	0.3%
*	Weatherford International plc	7,824,188	96,003	0.2%
	Energy—Other †		1,610,224	3.5%
			1,998,289	4.4%

Extended Market Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Financials
* Markel Corp.	141,235	113,084	0.3%
TD Ameritrade Holding Corp.	2,745,997	101,108	0.2%
Voya Financial Inc.	2,173,495	101,002	0.2%
* Ally Financial Inc.	4,424,996	99,253	0.2%
Digital Realty Trust Inc.	1,371,421	91,446	0.2%
Financials—Other †		10,229,011	22.4%
		10,734,904	23.5%
Health Care
* Illumina Inc.	1,455,232	317,764	0.7%
* BioMarin Pharmaceutical Inc.	1,625,523	222,339	0.5%
* Incyte Corp.	1,651,782	172,132	0.4%
* Jazz Pharmaceuticals plc	616,698	108,582	0.3%
* Alkermes plc	1,506,830	96,949	0.2%
* Mettler-Toledo International Inc.	283,105	96,669	0.2%
* Centene Corp.	1,200,889	96,551	0.2%
* Hologic Inc.	2,478,186	94,320	0.2%
Omnicare Inc.	978,424	92,216	0.2%
Health Care—Other †		4,935,810	10.8%
		6,233,332	13.7%
Industrials
* United Continental Holdings Inc.	3,857,712	204,497	0.4%
* Verisk Analytics Inc. Class A	1,591,176	115,774	0.3%
* TransDigm Group Inc.	505,641	113,602	0.2%
Wabtec Corp.	975,693	91,949	0.2%
* Sensata Technologies Holding NV	1,721,564	90,795	0.2%
Industrials—Other †		5,607,487	12.3%
		6,224,104	13.6%
Information Technology
* LinkedIn Corp. Class A	1,081,238	223,416	0.5%
* Twitter Inc.	5,356,118	193,999	0.4%
Activision Blizzard Inc.	5,060,207	122,508	0.3%
* Palo Alto Networks Inc.	701,150	122,491	0.3%
* FleetCor Technologies Inc.	763,175	119,101	0.3%
* ServiceNow Inc.	1,382,385	102,725	0.2%
Maxim Integrated Products Inc.	2,868,210	99,168	0.2%
Information Technology—Other †		6,320,830	13.8%
		7,304,238	16.0%
Materials
Celanese Corp. Class A	1,547,532	111,237	0.3%
Materials—Other †		2,053,688	4.5%
		2,164,925	4.8%

[1]Other †		2,833	0.0%

Telecommunication Services
* SBA Communications Corp. Class A	1,312,409	150,888	0.4%
* T-Mobile US Inc.	2,700,834	104,711	0.2%
Telecommunication Services—Other †		233,072	0.5%
		488,671	1.1%

Utilities †		1,383,610	3.0%
Total Common Stocks (Cost $33,440,156)		45,432,773	99.6%[2]

Extended Market Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	0.137%	794,287,106	794,287	1.8%
5U.S. Government and Agency Obligations †			17,999	0.0%
Total Temporary Cash Investments (Cost $812,286)			812,286	1.8%[2]
Total Investments (Cost $34,252,442)			46,245,059	101.4%
Other Assets and Liabilities
Other Assets			371,207	1.8%
Liabilities[4]			(994,463)	(3.2%)
			(623,256)	(1.4%)
Net Assets			45,621,803	100.0%

At June 30, 2015, net assets consisted of:
				Amount
				($000)
Paid-in Capital				33,758,987
Undistributed Net Investment Income				201,829
Accumulated Net Realized Losses				(329,254)
Unrealized Appreciation (Depreciation)
Investment Securities				11,992,617
Futures Contracts				(1,561)
Swap Contracts				(815)
Net Assets				45,621,803

Investor Shares—Net Assets
Applicable to 33,957,395 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				2,369,583
Net Asset Value Per Share—Investor Shares				$69.78

Admiral Shares—Net Assets
Applicable to 199,477,036 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				13,922,963
Net Asset Value Per Share—Admiral Shares				$69.80

Extended Market Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 136,835,784 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	9,551,305
Net Asset Value Per Share—Institutional Shares	$69.80

Institutional Plus Shares—Net Assets
Applicable to 90,067,210 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	15,515,153
Net Asset Value Per Share—Institutional Plus Shares	$172.26

ETF Shares—Net Assets
Applicable to 46,334,733 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,262,799
Net Asset Value Per Share—ETF Shares	$92.00

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $592,672,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 “Other” represents securities that are not classified by the fund’s benchmark index.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 1.5%, respectively, of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $632,117,000 of collateral received for securities on loan.
5 Securities with a value of $5,100,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Statement of Operations

Six Months Ended
June 30, 2015
($000)
Investment Income
Income
Dividends	233,182
Interest[1]	120
Securities Lending	18,739
Total Income	252,041
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,651
Management and Administrative—Investor Shares	2,069
Management and Administrative—Admiral Shares	3,836
Management and Administrative—Institutional Shares	1,474
Management and Administrative—Institutional Plus Shares	1,616
Management and Administrative—ETF Shares	1,062
Marketing and Distribution—Investor Shares	252
Marketing and Distribution—Admiral Shares	845
Marketing and Distribution—Institutional Shares	755
Marketing and Distribution—Institutional Plus Shares	966
Marketing and Distribution—ETF Shares	349
Custodian Fees	577
Shareholders’ Reports—Investor Shares	52
Shareholders’ Reports—Admiral Shares	69
Shareholders’ Reports—Institutional Shares	64
Shareholders’ Reports—Institutional Plus Shares	132
Shareholders’ Reports—ETF Shares	30
Trustees’ Fees and Expenses	16
Total Expenses	15,815
Net Investment Income	236,226
Realized Net Gain (Loss)
Investment Securities Sold	1,637,093
Futures Contracts	12,817
Swap Contracts	(550)
Realized Net Gain (Loss)	1,649,360
Change in Unrealized Appreciation (Depreciation)
Investment Securities	152,521
Futures Contracts	(6,292)
Swap Contracts	(815)
Change in Unrealized Appreciation (Depreciation)	145,414
Net Increase (Decrease) in Net Assets Resulting from Operations	2,031,000
1 Interest income from an affiliated company of the fund was $113,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	236,226	545,258
Realized Net Gain (Loss)	1,649,360	1,576,936
Change in Unrealized Appreciation (Depreciation)	145,414	721,732
Net Increase (Decrease) in Net Assets Resulting from Operations	2,031,000	2,843,926
Distributions
Net Investment Income
Investor Shares	(867)	(27,824)
Admiral Shares	(5,686)	(167,142)
Signal Shares	—	(648)
Institutional Shares	(3,868)	(111,484)
Institutional Plus Shares	(6,353)	(182,833)
ETF Shares	(1,676)	(46,904)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
ETF Shares	—	—
Total Distributions	(18,450)	(536,835)
Capital Share Transactions
Investor Shares	(80,896)	(559,893)
Admiral Shares	452,633	3,311,312
Signal Shares	—	(2,792,473)
Institutional Shares	565,975	278,847
Institutional Plus Shares	1,213,208	1,549,959
ETF Shares	406,125	340,980
Net Increase (Decrease) from Capital Share Transactions	2,557,045	2,128,732
Total Increase (Decrease)	4,569,595	4,435,823
Net Assets
Beginning of Period	41,052,208	36,616,385
End of Period[1]	45,621,803	41,052,208

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $201,829,000 and ($15,397,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$66.63	$62.76	$45.86	$39.34	$41.26	$32.67
Investment Operations
Net Investment Income	.314	.795	.602	.688	.385	.360
Net Realized and Unrealized Gain (Loss)
on Investments	2.861	3.857	16.903	6.515	(1.923)	8.581
Total from Investment Operations	3.175	4.652	17.505	7.203	(1.538)	8.941
Distributions
Dividends from Net Investment Income	(. 025)	(.782)	(. 605)	(. 683)	(. 382)	(. 351)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 025)	(.782)	(. 605)	(. 683)	(. 382)	(. 351)
Net Asset Value, End of Period	$69.78	$66.63	$62.76	$45.86	$39.34	$41.26

Total Return[1]	4.76%	7.42%	38.19%	18.31%	-3.73%	27.37%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,370	$2,341	$2,749	$2,857	$2,753	$3,405
Ratio of Total Expenses to
Average Net Assets	0.21%	0.23%	0.24%	0.24%	0.24%	0.26%
Ratio of Net Investment Income to
Average Net Assets	1.10%	1.27%	1.19%	1.62%	0.93%	1.07%
Portfolio Turnover Rate[2]	5%	9%	11%	12%	14%	10%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$66.61	$62.75	$45.87	$39.35	$41.28	$32.67
Investment Operations
Net Investment Income	. 361	. 895.706		.758	. 450	. 399
Net Realized and Unrealized Gain (Loss)
on Investments	2.858	3.845	16.884	6.513	(1.932)	8.606
Total from Investment Operations	3.219	4.740	17.590	7.271	(1.482)	9.005
Distributions
Dividends from Net Investment Income	(. 029)	(. 880)	(.710)	(.751)	(. 448)	(. 395)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 029)	(. 880)	(.710)	(.751)	(. 448)	(. 395)
Net Asset Value, End of Period	$69.80	$66.61	$62.75	$45.87	$39.35	$41.28

Total Return[1]	4.83%	7.56%	38.37%	18.48%	-3.59%	27.57%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,923	$12,852	$8,864	$5,970	$5,018	$5,161
Ratio of Total Expenses to
Average Net Assets	0.08%	0.10%	0.10%	0.10%	0.10%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.23%	1.40%	1.33%	1.76%	1.07%	1.21%
Portfolio Turnover Rate[2]	5%	9%	11%	12%	14%	10%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$66.60	$62.75	$45.86	$39.34	$41.27	$32.68
Investment Operations
Net Investment Income	. 367	. 908.715		.764	. 460	. 429
Net Realized and Unrealized Gain (Loss)
on Investments	2.862	3.833	16.895	6.514	(1.933)	8.586
Total from Investment Operations	3.229	4.741	17.610	7.278	(1.473)	9.015
Distributions
Dividends from Net Investment Income	(. 029)	(. 891)	(.720)	(.758)	(. 457)	(. 425)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 029)	(. 891)	(.720)	(.758)	(. 457)	(. 425)
Net Asset Value, End of Period	$69.80	$66.60	$62.75	$45.86	$39.34	$41.27

Total Return	4.85%	7.56%	38.42%	18.50%	-3.57%	27.59%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,551	$8,567	$7,812	$5,496	$5,810	$5,648
Ratio of Total Expenses to
Average Net Assets	0.06%	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.25%	1.42%	1.35%	1.78%	1.09%	1.25%
Portfolio Turnover Rate[1]	5%	9%	11%	12%	14%	10%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Institutional Plus Shares
	Six Months				Jan. 14,
	Ended	Year Ended December 31,			2011[1] to
	June 30,				Dec. 31,
For a Share Outstanding Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$164.36	$154.84	$113.18	$97.10	$105.13
Investment Operations
Net Investment Income	.918	2.273	1.797	1.917	1.139
Net Realized and Unrealized Gain (Loss)
on Investments	7.055	9.481	41.671	16.064	(8.015)
Total from Investment Operations	7.973	11.754	43.468	17.981	(6.876)
Distributions
Dividends from Net Investment Income	(.073)	(2.234)	(1.808)	(1.901)	(1.154)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.073)	(2.234)	(1.808)	(1.901)	(1.154)
Net Asset Value, End of Period	$172.26	$164.36	$154.84	$113.18	$97.10

Total Return	4.85%	7.60%	38.43%	18.52%	-6.54%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,515	$13,634	$11,347	$5,477	$1,307
Ratio of Total Expenses to Average Net Assets	0.05%	0.06%	0.06%	0.06%	0.06%[2]
Ratio of Net Investment Income to
Average Net Assets	1.26%	1.44%	1.37%	1.80%	1.11%[2]
Portfolio Turnover Rate [3]	5%	9%	11%	12%	14%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$87.79	$82.71	$60.46	$51.87	$54.42	$43.09
Investment Operations
Net Investment Income	.476	1.178	.934	1.000	.593	.547
Net Realized and Unrealized Gain (Loss)
on Investments	3.771	5.061	22.256	8.582	(2.553)	11.324
Total from Investment Operations	4.247	6.239	23.190	9.582	(1.960)	11.871
Distributions
Dividends from Net Investment Income	(. 037)	(1.159)	(. 940)	(. 992)	(. 590)	(. 541)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 037)	(1.159)	(. 940)	(. 992)	(. 590)	(. 541)
Net Asset Value, End of Period	$92.00	$87.79	$82.71	$60.46	$51.87	$54.42

Total Return	4.84%	7.55%	38.37%	18.48%	-3.61%	27.55%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,263	$3,659	$3,105	$1,477	$1,148	$1,113
Ratio of Total Expenses to
Average Net Assets	0.08%	0.10%	0.10%	0.10%	0.10%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.23%	1.40%	1.33%	1.76%	1.07%	1.21%
Portfolio Turnover Rate[1]	5%	9%	11%	12%	14%	10%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Notes to Financial Statements

Vanguard Extended Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Prior to October 24, 2014, the fund offered Signal Shares. Effective October 24, 2014, the Signal Shares were converted to Admiral Shares.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

Extended Market Index Fund

During the six months ended June 30, 2015, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged.

Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the six months ended June 30, 2015, the fund’s average amounts of total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2011–2014), and for the period ended June 30, 2015, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

Extended Market Index Fund

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counter-parties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counter-party risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2015, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

Extended Market Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At June 30, 2015, the fund had contributed capital of $3,986,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.59% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	45,429,811	303	2,659
Temporary Cash Investments	794,287	17,999	—
Futures Contracts—Assets[1]	268	—	—
Swap Contracts—Liabilities	—	(815)	—
Total	46,224,366	17,487	2,659
1 Represents variation margin on the last day of the reporting period.

D. At June 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P MidCap 400 Index	September 2015	403	60,373	(1,078)
E-mini Russell 2000 Index	September 2015	398	49,766	(483)
				(1,561)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Extended Market Index Fund

At June 30, 2015, the fund had the following open total return swap contracts:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)	($000)
Ambac Financial Group Inc.	7/9/15	GSCM	2,844	(0.588%)	(815)
GSCM—Goldman Sachs Bank USA.

After June 30, the fund posted additional collateral of $820,000 in connection with open swap contracts as of June 30, 2015.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2015, the fund realized $1,591,773,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

Realized and unrealized gains (losses) on certain of the fund’s swap contracts are treated as ordinary income (loss) for tax purposes. Realized losses of $550,000 on swap contracts have been reclassified from accumulated net realized losses to undistributed net investment income.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2014, the fund had available capital losses totaling $381,471,000 to offset future net capital gains. Of this amount, $74,162,000 is subject to expiration dates; $49,578,000 may be used to offset future net capital gains through December 31, 2017, and $24,584,000 through December 31, 2018. Capital losses of $307,309,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2015; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2015, the cost of investment securities for tax purposes was $34,258,682,000. Net unrealized appreciation of investment securities for tax purposes was $11,986,377,000, consisting of unrealized gains of $14,409,798,000 on securities that had risen in value since their purchase and $2,423,421,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2015, the fund purchased $6,878,769,000 of investment securities and sold $4,060,966,000 of investment securities, other than temporary cash investments. Purchases and sales include $3,990,726,000 and $3,052,165,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

Extended Market Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2015	December 31, 2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	187,130	2,708	428,761	6,716
Issued in Lieu of Cash Distributions	846	12	27,189	410
Redeemed	(268,872)	(3,889)	(1,015,843)	(15,803)
Net Increase (Decrease)—Investor Shares	(80,896)	(1,169)	(559,893)	(8,677)
Admiral Shares
Issued[1]	1,325,604	19,165	4,347,600	67,825
Issued in Lieu of Cash Distributions	5,014	71	147,624	2,228
Redeemed	(877,985)	(12,703)	(1,183,912)	(18,362)
Net Increase (Decrease)—Admiral Shares	452,633	6,533	3,311,312	51,691
Signal Shares
Issued	—	—	530,845	9,725
Issued in Lieu of Cash Distributions	—	—	568	10
Redeemed[1]	—	—	(3,323,886)	(60,553)
Net Increase (Decrease)—Signal Shares	—	—	(2,792,473)	(50,818)
Institutional Shares
Issued	1,298,128	18,890	2,742,036	42,446
Issued in Lieu of Cash Distributions	3,650	52	105,177	1,587
Redeemed	(735,803)	(10,729)	(2,568,366)	(39,916)
Net Increase (Decrease)—Institutional Shares	565,975	8,213	278,847	4,117
Institutional Plus Shares
Issued	1,983,472	11,613	2,976,636	18,704
Issued in Lieu of Cash Distributions	6,352	37	180,167	1,102
Redeemed	(776,616)	(4,534)	(1,606,844)	(10,133)
Net Increase (Decrease)—Institutional Plus Shares	1,213,208	7,116	1,549,959	9,673
ETF Shares
Issued	3,678,493	40,458	3,618,659	42,340
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(3,272,368)	(35,800)	(3,277,679)	(38,200)
Net Increase (Decrease)—ETF Shares	406,125	4,658	340,980	4,140

1 Admiral Shares Issued and Signal Shares Redeemed include $1,738,974,000 from the conversion of Signal Shares to Admiral Shares during the 2014 fiscal year.

H. Management has determined that no material events or transactions occurred subsequent to June 30, 2015, that would require recognition or disclosure in these financial statements.

Mid-Cap Index Fund

Fund Profile
As of June 30, 2015

Share-Class Characteristics

	Investor		Admiral	Institutional	Institutional
	Shares	ETF Shares	Shares	Shares	Plus Shares
Ticker Symbol	VIMSX	VO	VIMAX	VMCIX	VMCPX
Expense Ratio[1]	0.23%	0.09%	0.09%	0.08%	0.06%
30-Day SEC Yield	1.23%	1.33%	1.33%	1.34%	1.36%

Portfolio Characteristics
			DJ
			U.S.
		CRSP US	Total
		Mid Cap	Market
	Fund	Index	FA Index
Number of Stocks	372	371	3,854
Median Market Cap	$11.2B	$11.1B	$49.5B
Price/Earnings Ratio	26.0x	25.4x	21.6x
Price/Book Ratio	2.8x	2.8x	2.8x
Return on Equity	16.1%	15.7%	17.4%
Earnings Growth
Rate	13.7%	13.5%	11.6%
Dividend Yield	1.4%	1.4%	1.9%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	14%	—	—
Short-Term
Reserves	0.2%	—	—

Volatility Measures
		DJ
	Spliced	U.S. Total
	Mid-Cap	Market
	Index	FA Index
R-Squared	1.00	0.93
Beta	1.00	1.03

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
BioMarin Pharmaceutical
Inc.	Biotechnology	0.7%
O'Reilly Automotive Inc.	Specialty Retailers	0.7
Cerner Corp.	Software	0.7
AvalonBay Communities
Inc.	Residential REITs	0.6
Monster Beverage Corp.	Soft Drinks	0.6
Ross Stores Inc.	Apparel Retailers	0.6
Skyworks Solutions Inc.	Semiconductors	0.6
Electronic Arts Inc.	Toys	0.6
Fiserv Inc.	Financial
	Administration	0.6
Constellation Brands Inc.	Distillers & Vintners	0.6
Top Ten		6.3%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 28, 2015, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2015, the annualized expense ratios were 0.21% for Investor Shares, 0.07% for ETF Shares, 0.07% for Admiral Shares, 0.06% for Institutional Shares, and 0.04% for Institutional Plus Shares.

Mid-Cap Index Fund

Investment Focus

Sector Diversification (% of equity exposure)
			DJ
		CRSP US	U.S. Total
		Mid Cap	Market
	Fund	Index	FA Index
Basic Materials	4.4%	4.4%	2.7%
Consumer Goods	14.5	14.5	9.8
Consumer Services	13.6	13.6	14.3
Financials	18.4	18.3	19.1
Health Care	9.0	9.0	14.2
Industrials	16.1	16.1	12.3
Oil & Gas	6.0	6.2	7.2
Technology	12.2	12.1	15.6
Telecommunications	1.1	1.1	2.0
Utilities	4.7	4.7	2.8

Mid-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2004, Through June 30, 2015

Mid-Cap Index Fund Investor Shares
Spliced Mid-Cap Index

For a benchmark description, see the Glossary.
Note: For 2015, performance data reflect the six months ended June 30, 2015.

Average Annual Total Returns: Periods Ended June 30, 2015

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	5/21/1998	8.48%	18.07%	9.23%
ETF Shares	1/26/2004
Market Price		8.63	18.24	9.36
Net Asset Value		8.62	18.24	9.36
Admiral Shares	11/12/2001	8.63	18.24	9.37
Institutional Shares	5/21/1998	8.66	18.26	9.40
Institutional Plus Shares	12/15/2010	8.66	—	14.43[1]
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

Mid-Cap Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2015

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.8%)[1]
Basic Materials (4.4%)
	Sigma-Aldrich Corp.	2,388,191	332,794
	CF Industries
	Holdings Inc.	4,697,044	301,926
	Alcoa Inc.	24,396,158	272,017
	Celanese Corp. Class A	3,058,462	219,842
	Eastman Chemical Co.	2,670,270	218,482
	International Flavors &
	Fragrances Inc.	1,614,368	176,434
	Ashland Inc.	1,348,776	164,416
*	WR Grace & Co.	1,452,358	145,672
	Airgas Inc.	1,356,500	143,491
	FMC Corp.	2,665,161	140,054
	Albemarle Corp.	2,239,086	123,754
	Newmont Mining Corp.	5,277,492	123,282
	Avery Dennison Corp.	1,815,412	110,631
	CONSOL Energy Inc.	4,563,654	99,214
	Huntsman Corp.	4,159,852	91,808
	Reliance Steel &
	Aluminum Co.	1,407,605	85,132
*	Axalta Coating
	Systems Ltd.	2,523,304	83,471
	Westlake Chemical Corp.	794,643	54,505
			2,886,925
Consumer Goods (14.5%)
*	Monster Beverage Corp.	3,056,596	409,645
*	Electronic Arts Inc.	5,964,966	396,670
	Constellation Brands Inc.
	Class A	3,249,268	376,980
	ConAgra Foods Inc.	8,523,051	372,628
*	Under Armour Inc.
	Class A	3,580,243	298,736
	Dr Pepper Snapple
	Group Inc.	3,826,589	278,958
	Clorox Co.	2,618,123	272,337
	Whirlpool Corp.	1,569,589	271,617
	Hanesbrands Inc.	8,016,436	267,108

			Market
			Value•
		Shares	($000)
	Tyson Foods Inc. Class A	6,067,369	258,652
	Genuine Parts Co.	2,885,751	258,361
	BorgWarner Inc.	4,515,858	256,681
	JM Smucker Co.	2,268,807	245,961
	Delphi Automotive plc	2,881,353	245,174
	Bunge Ltd.	2,722,873	239,068
*	Mohawk Industries Inc.	1,240,003	236,717
	Harley-Davidson Inc.	4,154,013	234,079
	Newell Rubbermaid Inc.	5,362,725	220,462
	Church & Dwight Co. Inc.	2,612,001	211,912
	Molson Coors
	Brewing Co. Class B	2,924,668	204,171
	Coach Inc.	5,514,190	190,846
	PVH Corp.	1,649,883	190,067
*	Jarden Corp.	3,651,118	188,945
	Polaris Industries Inc.	1,260,134	186,639
	Coca-Cola Enterprises Inc.	4,185,020	181,797
	DR Horton Inc.	6,585,488	180,179
	McCormick & Co. Inc.	2,195,963	177,763
	Keurig Green
	Mountain Inc.	2,304,747	176,613
	Lear Corp.	1,551,996	174,227
	Lennar Corp. Class A	3,401,985	173,637
	Mattel Inc.	6,752,686	173,477
	Harman International
	Industries Inc.	1,420,062	168,902
	Hasbro Inc.	2,236,010	167,231
*	LKQ Corp.	5,464,068	165,261
	Edgewell Personal
	Care Co.	1,241,216	163,282
	Ralph Lauren Corp.
	Class A	1,205,411	159,548
	Leucadia National Corp.	6,220,248	151,028
	Hormel Foods Corp.	2,635,203	148,546
*	WABCO Holdings Inc.	1,112,064	137,585
	PulteGroup Inc.	6,549,348	131,969
*	lululemon athletica Inc.	1,978,226	129,178
*	NVR Inc.	77,063	103,264

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Snap-on Inc.	579,754	92,326
*	Michael Kors Holdings Ltd.	1,903,283	80,109
	Coty Inc. Class A	1,468,404	46,945
*	GoPro Inc. Class A	668,342	35,235
^	Pilgrim’s Pride Corp.	1,294,544	29,736
*	Fossil Group Inc.	414,191	28,728
*	Fitbit Inc.	687,965	26,301
	Lennar Corp. Class B	82,620	3,563
			9,518,844
Consumer Services (13.6%)
*	O’Reilly Automotive Inc.	1,914,751	432,695
	Ross Stores Inc.	8,258,325	401,437
*	Chipotle Mexican Grill Inc.
	Class A	619,610	374,858
*	Dollar Tree Inc.	3,909,389	308,803
	Marriott International Inc.
	Class A	3,841,284	285,753
	Nielsen NV	6,243,858	279,538
*	CarMax Inc.	4,175,851	276,483
	Royal Caribbean
	Cruises Ltd.	3,511,148	276,292
*	Charter Communications
	Inc. Class A	1,565,056	268,016
	Tractor Supply Co.	2,722,853	244,893
	Advance Auto Parts Inc.	1,460,095	232,579
	Dollar General Corp.	2,879,132	223,824
	AmerisourceBergen
	Corp. Class A	2,082,677	221,472
	Expedia Inc.	1,946,919	212,896
	Nordstrom Inc.	2,850,158	212,337
	Signet Jewelers Ltd.	1,602,140	205,458
*	United Continental
	Holdings Inc.	3,812,084	202,079
	Tiffany & Co.	2,191,159	201,148
	Wyndham
	Worldwide Corp.	2,395,908	196,249
	Staples Inc.	12,786,261	195,758
	Best Buy Co. Inc.	5,977,165	194,915
*	TripAdvisor Inc.	2,217,466	193,230
*	Ulta Salon Cosmetics
	& Fragrance Inc.	1,218,159	188,145
	Foot Locker Inc.	2,791,252	187,042
	Family Dollar Stores Inc.	2,171,207	171,113
*	IHS Inc. Class A	1,304,430	167,789
*	MGM Resorts
	International	8,989,869	164,065
	H&R Block Inc.	5,493,521	162,883
*	Discovery
	Communications Inc.	5,199,092	161,588
	Darden Restaurants Inc.	2,259,576	160,611
	Interpublic Group
	of Cos. Inc.	8,241,576	158,815
*	Norwegian Cruise
	Line Holdings Ltd.	2,751,065	154,170

			Market
			Value•
		Shares	($000)
*	Hertz Global Holdings Inc.	8,223,441	149,009
*	News Corp. Class A	9,836,798	143,519
	Williams-Sonoma Inc.	1,646,223	135,435
	FactSet Research
	Systems Inc.	791,952	128,700
*	Liberty Interactive Corp.
	QVC Group Class A	4,424,044	122,767
	Aramark	3,800,399	117,698
*	AutoNation Inc.	1,591,877	100,256
*	Discovery
	Communications Inc.
	Class A	2,974,730	98,939
	Scripps Networks
	Interactive Inc. Class A	1,502,834	98,240
	Omnicare Inc.	966,892	91,130
	Tribune Media Co.
	Class A	1,613,548	86,147
	Alaska Air Group Inc.	1,293,709	83,354
	Wynn Resorts Ltd.	810,673	79,989
*	Urban Outfitters Inc.	1,951,562	68,305
*	Sprouts Farmers
	Market Inc.	2,445,459	65,978
*	Hyatt Hotels Corp.
	Class A	657,036	37,247
*	News Corp. Class B	209,094	2,977
			8,926,624
Financials (18.3%)
	AvalonBay
	Communities Inc.	2,638,274	421,781
	Moody’s Corp.	3,430,160	370,320
	Hartford Financial
	Services Group Inc.	8,380,917	348,395
	Principal Financial
	Group Inc.	5,875,386	301,349
	Lincoln National Corp.	5,049,828	299,051
	M&T Bank Corp.	2,388,501	298,395
	Equinix Inc.	1,136,069	288,562
	Essex Property Trust Inc.	1,304,291	277,162
	Regions Financial Corp.	26,750,712	277,137
	KeyCorp	16,930,453	254,295
*	Affiliated Managers
	Group Inc.	1,092,166	238,748
	Macerich Co.	3,158,596	235,631
	Equifax Inc.	2,375,213	230,609
	Health Care REIT Inc.	3,498,923	229,634
	XL Group plc Class A	6,119,887	227,660
	SL Green Realty Corp.	1,987,533	218,410
	Voya Financial Inc.	4,569,746	212,356
*	Markel Corp.	264,405	211,704
	Western Union Co.	10,304,647	209,493
*	CBRE Group Inc. Class A	5,648,804	209,006
	Realty Income Corp.	4,641,011	206,015
	FNF Group	5,249,225	194,169
*	Ally Financial Inc.	8,648,967	193,996

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Huntington
	Bancshares Inc.	16,136,776	182,507
	Comerica Inc.	3,552,803	182,330
	Digital Realty Trust Inc.	2,710,379	180,728
	First Republic Bank	2,829,449	178,340
	Unum Group	4,979,837	178,029
	Kimco Realty Corp.	7,825,912	176,396
	Citizens Financial
	Group Inc.	6,430,871	175,627
	Federal Realty
	Investment Trust	1,370,777	175,583
	Annaly Capital
	Management Inc.	18,914,624	173,825
	UDR Inc.	5,168,904	165,560
	CIT Group Inc.	3,473,802	161,497
*	Arch Capital Group Ltd.	2,351,753	157,473
	Cincinnati Financial Corp.	3,116,360	156,379
	New York Community
	Bancorp Inc.	8,423,655	154,827
	Raymond James
	Financial Inc.	2,583,796	153,943
	Jones Lang LaSalle Inc.	895,468	153,125
	Willis Group Holdings plc	3,220,962	151,063
	American Realty Capital
	Properties Inc.	18,065,095	146,869
	SEI Investments Co.	2,984,338	146,322
	Lazard Ltd. Class A	2,589,930	145,658
	Plum Creek
	Timber Co. Inc.	3,505,243	142,208
	Navient Corp.	7,764,307	141,388
	Torchmark Corp.	2,391,072	139,208
*	Realogy Holdings Corp.	2,924,536	136,634
	MSCI Inc. Class A	2,131,719	131,207
	American Capital
	Agency Corp.	7,041,104	129,345
	Camden Property Trust	1,733,243	128,745
	Zions Bancorporation	4,055,826	128,712
	Alexandria Real Estate
	Equities Inc.	1,437,906	125,759
	Reinsurance Group of
	America Inc. Class A	1,321,209	125,343
	Everest Re Group Ltd.	665,177	121,069
	NASDAQ OMX
	Group Inc.	2,355,838	114,988
	Legg Mason Inc.	2,212,497	114,010
	Iron Mountain Inc.	3,569,449	110,653
	PartnerRe Ltd.	857,471	110,185
	Axis Capital Holdings Ltd.	1,912,288	102,059
	People’s United
	Financial Inc.	6,164,860	99,932
	WR Berkley Corp.	1,868,818	97,048
	Hudson City Bancorp Inc.	9,504,936	93,909
*	E*TRADE Financial Corp.	2,893,239	86,653
	Brixmor Property
	Group Inc.	3,560,819	82,362

			Market
			Value•
		Shares	($000)
	LPL Financial
	Holdings Inc.	1,628,562	75,712
*	Alleghany Corp.	151,519	71,026
*	Santander Consumer
	USA Holdings Inc.	2,093,288	53,525
	Assurant Inc.	677,067	45,364
	Communications
	Sales & Leasing Inc.	1,196,601	29,580
*,^	LendingClub Corp.	1,483,031	21,875
			12,008,458
Health Care (9.0%)
*	BioMarin
	Pharmaceutical Inc.	3,200,009	437,697
*	Incyte Corp.	3,216,021	335,142
*	Endo International plc	4,046,910	322,336
*	Hospira Inc.	3,448,359	305,904
*	Edwards
	Lifesciences Corp.	2,146,621	305,743
*	Mallinckrodt plc	2,334,622	274,832
*	DaVita HealthCare
	Partners Inc.	3,432,780	272,803
	Universal Health
	Services Inc. Class B	1,832,046	260,334
	CR Bard Inc.	1,481,806	252,944
*	Laboratory Corp. of
	America Holdings	2,003,829	242,904
*	Henry Schein Inc.	1,668,938	237,190
*	Boston Scientific Corp.	13,378,604	236,801
	Quest Diagnostics Inc.	2,866,715	207,894
*	Jazz Pharmaceuticals plc	1,157,842	203,861
*	Waters Corp.	1,567,915	201,289
*	Alkermes plc	2,966,386	190,857
*	Hologic Inc.	4,766,493	181,413
*	Medivation Inc.	1,570,655	179,369
*	Varian Medical
	Systems Inc.	1,991,840	167,972
	ResMed Inc.	2,812,615	158,547
*	Envision Healthcare
	Holdings Inc.	3,705,061	146,276
	DENTSPLY
	International Inc.	2,790,511	143,851
*	IDEXX Laboratories Inc.	1,867,936	119,809
*	Quintiles Transnational
	Holdings Inc.	1,462,945	106,225
*	Centene Corp.	1,068,096	85,875
	Cooper Cos. Inc.	481,967	85,776
	Patterson Cos. Inc.	1,749,484	85,112
*	Alnylam
	Pharmaceuticals Inc.	672,973	80,669
*	Bluebird Bio Inc.	320,829	54,018
*	Intercept
	Pharmaceuticals Inc.	155,975	37,649
			5,921,092

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
Industrials (16.1%)
*	Fiserv Inc.	4,725,825	391,440
	Amphenol Corp. Class A	6,165,464	357,412
	Fidelity National
	Information Services Inc.	5,657,344	349,624
	Roper Technologies Inc.	2,006,186	345,987
*	Alliance Data
	Systems Corp.	1,176,081	343,345
	WW Grainger Inc.	1,202,031	284,461
	Pall Corp.	2,132,152	265,346
	AMETEK Inc.	4,820,296	264,056
	Pentair plc	3,585,280	246,488
	Rockwell Collins Inc.	2,639,878	243,793
*	FleetCor Technologies Inc.	1,557,412	243,050
*	Stericycle Inc.	1,697,458	227,307
*	TransDigm Group Inc.	1,010,221	226,966
	Fastenal Co.	5,280,087	222,714
	Textron Inc.	4,987,098	222,574
	Vulcan Materials Co.	2,647,717	222,223
*	Verisk Analytics Inc.
	Class A	3,019,636	219,709
	Sealed Air Corp.	4,194,496	215,513
	Kansas City Southern	2,206,316	201,216
	Ball Corp.	2,751,371	193,009
*	Mettler-Toledo
	International Inc.	558,174	190,594
	Masco Corp.	6,957,424	185,554
	CH Robinson
	Worldwide Inc.	2,910,712	181,599
	Martin Marietta
	Materials Inc.	1,279,489	181,060
*	Sensata Technologies
	Holding NV	3,389,318	178,753
	Towers Watson & Co.
	Class A	1,383,586	174,055
	Wabtec Corp.	1,831,922	172,640
*	United Rentals Inc.	1,935,431	169,582
	L-3 Communications
	Holdings Inc.	1,479,483	167,744
	Expeditors International
	of Washington Inc.	3,626,663	167,207
	MeadWestvaco Corp.	3,349,382	158,057
*	WestRock Co.	2,594,792	158,023
	Fluor Corp.	2,925,405	155,076
	Cintas Corp.	1,826,524	154,506
	JB Hunt Transport
	Services Inc.	1,861,030	152,772
*	Crown Holdings Inc.	2,778,908	147,032
	Robert Half
	International Inc.	2,561,130	142,143
	Flowserve Corp.	2,683,422	141,309
	ManpowerGroup Inc.	1,561,282	139,547
	Xylem Inc.	3,619,954	134,192

			Market
			Value•
		Shares	($000)
	Macquarie
	Infrastructure Corp.	1,504,919	124,351
*	Trimble Navigation Ltd.	5,174,641	121,397
*	Quanta Services Inc.	4,081,484	117,628
	Xerox Corp.	11,016,644	117,217
	B/E Aerospace Inc.	2,118,959	116,331
	ADT Corp.	3,418,854	114,771
	Dover Corp.	1,600,594	112,330
	Avnet Inc.	2,708,863	111,361
	Hubbell Inc. Class B	1,010,973	109,468
*	Arrow Electronics Inc.	1,909,759	106,565
*	Jacobs Engineering
	Group Inc.	2,504,706	101,741
^	Chicago Bridge &
	Iron Co. NV	1,952,136	97,685
	Donaldson Co. Inc.	2,723,339	97,496
	Allison Transmission
	Holdings Inc.	3,227,421	94,434
	Owens Corning	2,237,363	92,291
	FLIR Systems Inc.	2,796,823	86,198
*	Colfax Corp.	1,730,143	79,846
	Fortune Brands
	Home & Security Inc.	1,589,206	72,817
	AGCO Corp.	746,195	42,369
	MDU Resources
	Group Inc.	1,943,961	37,966
	Joy Global Inc.	972,142	35,192
	Rock-Tenn Co. Class A	7,970	480
			10,527,612
Oil & Gas (6.0%)
*	Cheniere Energy Inc.	4,485,462	310,663
*	Concho Resources Inc.	2,395,195	272,717
	Cabot Oil & Gas Corp.	8,254,737	260,354
	EQT Corp.	3,040,581	247,321
	Tesoro Corp.	2,511,370	211,985
	Cimarex Energy Co.	1,887,524	208,213
*	Cameron
	International Corp.	3,820,132	200,060
*	FMC Technologies Inc.	4,608,585	191,210
*	Southwestern
	Energy Co.	7,675,065	174,454
*	Weatherford
	International plc	13,916,519	170,756
	HollyFrontier Corp.	3,885,966	165,892
	Range Resources Corp.	3,205,664	158,296
	Helmerich & Payne Inc.	2,041,196	143,741
	Murphy Oil Corp.	3,374,410	140,274
*	Whiting Petroleum Corp.	4,074,016	136,887
^	Chesapeake
	Energy Corp.	11,947,600	133,455
	OGE Energy Corp.	3,980,342	113,718
^	Transocean Ltd.	6,889,464	111,058
	Energen Corp.	1,572,545	107,405

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Ensco plc Class A	4,672,771	104,063
	Core Laboratories NV	853,808	97,368
	Oceaneering
	International Inc.	1,970,824	91,821
	Noble Corp. plc	4,823,910	74,240
*	Antero Resources Corp.	1,380,706	47,413
*	Cobalt International
	Energy Inc.	3,511,623	34,098
^	Diamond Offshore
	Drilling Inc.	614,628	15,863
*	Dresser-Rand Group Inc.	45,419	3,869
			3,927,194
Technology (12.1%)
*	Cerner Corp.	6,180,374	426,817
	Skyworks Solutions Inc.	3,813,986	397,036
	Altera Corp.	6,009,077	307,665
	Seagate Technology plc	6,017,603	285,836
*	Red Hat Inc.	3,658,704	277,805
*	Palo Alto Networks Inc.	1,502,735	262,528
	Lam Research Corp.	3,159,848	257,054
*	Catamaran Corp.	4,151,572	253,578
*	Qorvo Inc.	2,982,444	239,401
*	Akamai Technologies Inc.	3,385,497	236,375
	Xilinx Inc.	5,161,135	227,916
*	Autodesk Inc.	4,543,478	227,515
*	Citrix Systems Inc.	3,199,055	224,446
*	ServiceNow Inc.	2,916,104	216,696
	Linear Technology Corp.	4,779,317	211,389
	NVIDIA Corp.	10,200,576	205,134
	Maxim Integrated
	Products Inc.	5,668,129	195,976
	Juniper Networks Inc.	7,486,224	194,417
	Harris Corp.	2,466,725	189,716
	Computer Sciences Corp.	2,815,070	184,781
	Microchip Technology Inc.	3,836,116	181,928
	KLA-Tencor Corp.	3,191,794	179,411
*	F5 Networks Inc.	1,435,731	172,790
	Western Digital Corp.	2,189,129	171,671
*	Splunk Inc.	2,376,016	165,418
*	ANSYS Inc.	1,791,743	163,479
*	Workday Inc. Class A	2,134,604	163,062
*	Synopsys Inc.	3,095,286	156,776
*	Gartner Inc.	1,574,259	135,040
*	VeriSign Inc.	2,090,009	128,995
*	FireEye Inc.	2,494,335	121,998
	SanDisk Corp.	2,074,563	120,781
	Marvell Technology
	Group Ltd.	8,271,906	109,065
*	Teradata Corp.	2,832,113	104,788
	Garmin Ltd.	2,291,781	100,678
	NetApp Inc.	3,108,873	98,116
*	Rackspace Hosting Inc.	2,422,986	90,111

			Market
			Value•
		Shares	($000)
*	SunEdison Inc.	2,971,716	88,884
*	Nuance
	Communications Inc.	5,010,989	87,742
	CDK Global Inc.	1,599,888	86,362
*	Freescale
	Semiconductor Ltd.	2,155,621	86,160
*	IMS Health Holdings Inc.	2,365,269	72,495
*	NetSuite Inc.	696,092	63,866
*	Tableau Software Inc.
	Class A	497,255	57,334
*	Premier Inc. Class A	750,082	28,848
			7,957,879
Telecommunications (1.1%)
*	Level 3
	Communications Inc.	5,659,584	298,090
*	SBA Communications
	Corp. Class A	2,583,723	297,051
	Frontier
	Communications Corp.	23,001,340	113,857
*	Zayo Group Holdings Inc.	1,211,104	31,149
			740,147
Utilities (4.7%)
	NiSource Inc.	6,334,195	288,776
	Eversource Energy	6,339,626	287,882
	WEC Energy Group Inc.	6,300,684	283,342
	DTE Energy Co.	3,579,117	267,145
	Ameren Corp.	4,842,552	182,467
	AES Corp.	13,620,290	180,605
	CMS Energy Corp.	5,524,369	175,896
	American Water
	Works Co. Inc.	3,591,737	174,666
	ONEOK Inc.	4,166,506	164,494
	CenterPoint Energy Inc.	8,156,901	155,226
	NRG Energy Inc.	6,656,054	152,291
	Pepco Holdings Inc.	5,050,921	136,072
*	Calpine Corp.	7,431,459	133,692
	Alliant Energy Corp.	2,254,910	130,153
	SCANA Corp.	2,567,157	130,026
	Pinnacle West
	Capital Corp.	2,210,436	125,752
	National Fuel Gas Co.	1,600,678	94,264
			3,062,749
Total Common Stocks
(Cost $49,952,466)			65,477,524
Temporary Cash Investments (0.6%)[1]
Money Market Fund (0.6%)
[2,3]	Vanguard Market
	Liquidity Fund,
	0.137%	378,212,760	378,213

Mid-Cap Index Fund

		Face	Market
		Amount	Value•
		($000)	($000)
U.S. Government and Agency Obligations (0.0%)
4	Fannie Mae Discount
	Notes, 0.070%, 7/15/15	800	800
[5,6]	Federal Home Loan Bank
	Discount Notes,
	0.135%, 8/28/15	4,000	3,999
5	Federal Home Loan Bank
	Discount Notes,
	0.091%, 9/11/15	4,000	3,999
[4,6]	Freddie Mac Discount
	Notes, 0.066%, 7/20/15	1,500	1,500
			10,298
Total Temporary Cash Investments
(Cost $388,511)			388,511
Total Investments (100.4%)
(Cost $50,340,977)			65,866,035
Other Assets and Liabilities (-0.4%)
Other Assets			221,365
Liabilities[3]			(483,147)
			(261,782)
Net Assets (100%)			65,604,253

At June 30, 2015, net assets consisted of:
Amount
($000)
Paid-in Capital	50,484,926
Undistributed Net Investment Income	365,212
Accumulated Net Realized Losses	(769,651)
Unrealized Appreciation (Depreciation)
Investment Securities	15,525,058
Futures Contracts	(1,292)
Net Assets	65,604,253

Investor Shares—Net Assets
Applicable to 131,902,496 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	4,579,374
Net Asset Value Per Share—
Investor Shares	$34.72

Admiral Shares—Net Assets
Applicable to 157,798,386 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	24,870,780
Net Asset Value Per Share—
Admiral Shares	$157.61

Institutional Shares—Net Assets
Applicable to 362,601,471 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	12,625,062
Net Asset Value Per Share—
Institutional Shares	$34.82

Mid-Cap Index Fund

Amount
($000)
Institutional Plus Shares—Net Assets
Applicable to 66,516,740 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	11,423,138
Net Asset Value Per Share—
Institutional Plus Shares	$171.73

ETF Shares—Net Assets
Applicable to 95,132,370 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	12,105,899
Net Asset Value Per Share—
ETF Shares	$127.25

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $142,886,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.4%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $149,667,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $4,599,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Statement of Operations

Six Months Ended
June 30, 2015
($000)
Investment Income
Income
Dividends	415,287
Interest[1]	143
Securities Lending	5,931
Total Income	421,361
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,952
Management and Administrative—Investor Shares	4,205
Management and Administrative—Admiral Shares	5,842
Management and Administrative—Institutional Shares	2,126
Management and Administrative—Institutional Plus Shares	1,030
Management and Administrative—ETF Shares	2,588
Marketing and Distribution—Investor Shares	490
Marketing and Distribution—Admiral Shares	1,583
Marketing and Distribution—Institutional Shares	983
Marketing and Distribution—Institutional Plus Shares	794
Marketing and Distribution—ETF Shares	911
Custodian Fees	320
Shareholders’ Reports—Investor Shares	84
Shareholders’ Reports—Admiral Shares	149
Shareholders’ Reports—Institutional Shares	70
Shareholders’ Reports—Institutional Plus Shares	63
Shareholders’ Reports—ETF Shares	94
Trustees’ Fees and Expenses	23
Total Expenses	23,307
Net Investment Income	398,054
Realized Net Gain (Loss)
Investment Securities Sold	2,187,694
Futures Contracts	13,213
Realized Net Gain (Loss)	2,200,907
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(733,616)
Futures Contracts	(6,229)
Change in Unrealized Appreciation (Depreciation)	(739,845)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,859,116
1 Interest income from an affiliated company of the fund was $136,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	398,054	748,697
Realized Net Gain (Loss)	2,200,907	2,009,672
Change in Unrealized Appreciation (Depreciation)	(739,845)	4,090,158
Net Increase (Decrease) in Net Assets Resulting from Operations	1,859,116	6,848,527
Distributions
Net Investment Income
Investor Shares	(692)	(52,495)
Admiral Shares	(4,984)	(277,621)
Signal Shares	—	(1,467)
Institutional Shares	(2,420)	(143,706)
Institutional Plus Shares	(2,509)	(140,654)
ETF Shares	(2,401)	(127,541)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
ETF Shares	—	—
Total Distributions	(13,006)	(743,484)
Capital Share Transactions
Investor Shares	(169,651)	(737,083)
Admiral Shares	2,077,249	10,038,885
Signal Shares	—	(7,553,705)
Institutional Shares	1,109,920	610,917
Institutional Plus Shares	(69,054)	1,572,671
ETF Shares	1,881,905	2,167,390
Net Increase (Decrease) from Capital Share Transactions	4,830,369	6,099,075
Total Increase (Decrease)	6,676,479	12,204,118
Net Assets
Beginning of Period	58,927,774	46,723,656
End of Period[1]	65,604,253	58,927,774

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $365,212,000 and ($19,836,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$33.72	$30.02	$22.47	$19.65	$20.31	$16.36
Investment Operations
Net Investment Income	.187	.387	.299	.286	.233	.214
Net Realized and Unrealized Gain (Loss)
on Investments	.818	3.697	7.560	2.818	(.661)	3.951
Total from Investment Operations	1.005	4.084	7.859	3.104	(.428)	4.165
Distributions
Dividends from Net Investment Income	(. 005)	(. 384)	(. 309)	(. 284)	(. 232)	(. 215)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 005)	(. 384)	(. 309)	(. 284)	(. 232)	(. 215)
Net Asset Value, End of Period	$34.72	$33.72	$30.02	$22.47	$19.65	$20.31

Total Return[1]	2.98%	13.60%	35.00%	15.80%	-2.11%	25.46%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,579	$4,607	$4,797	$3,887	$4,168	$5,602
Ratio of Total Expenses to
Average Net Assets	0.21%	0.23%	0.24%	0.24%	0.24%	0.26%
Ratio of Net Investment Income to
Average Net Assets	1.19%	1.30%	1.16%	1.36%	1.15%	1.25%
Portfolio Turnover Rate[2]	14%	11%	32%	17%	22%	16%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$152.97	$136.19	$101.97	$89.15	$92.17	$74.23
Investment Operations
Net Investment Income	.964	1.987	1.550	1.450	1.212	1.049
Net Realized and Unrealized Gain (Loss)
on Investments	3.709	16.759	34.269	12.808	(3.023)	17.946
Total from Investment Operations	4.673	18.746	35.819	14.258	(1.811)	18.995
Distributions
Dividends from Net Investment Income	(.033)	(1.966)	(1.599)	(1.438)	(1.209)	(1.055)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.033)	(1.966)	(1.599)	(1.438)	(1.209)	(1.055)
Net Asset Value, End of Period	$157.61	$152.97	$136.19	$101.97	$89.15	$92.17

Total Return[1]	3.05%	13.76%	35.15%	15.99%	-1.97%	25.59%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$24,871	$22,125	$10,251	$6,895	$5,989	$6,036
Ratio of Total Expenses to
Average Net Assets	0.07%	0.09%	0.09%	0.10%	0.10%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.33%	1.44%	1.31%	1.50%	1.29%	1.39%
Portfolio Turnover Rate[2]	14%	11%	32%	17%	22%	16%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$33.79	$30.08	$22.52	$19.69	$20.36	$16.40
Investment Operations
Net Investment Income	.214	.442	.344	.325	.271	.247
Net Realized and Unrealized Gain (Loss)
on Investments	.823	3.704	7.571	2.827	(.669)	3.962
Total from Investment Operations	1.037	4.146	7.915	3.152	(.398)	4.209
Distributions
Dividends from Net Investment Income	(. 007)	(. 436)	(. 355)	(. 322)	(. 272)	(. 249)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 007)	(. 436)	(. 355)	(. 322)	(. 272)	(. 249)
Net Asset Value, End of Period	$34.82	$33.79	$30.08	$22.52	$19.69	$20.36

Total Return	3.07%	13.78%	35.17%	16.01%	-1.96%	25.67%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,625	$11,172	$9,368	$7,057	$5,611	$7,795
Ratio of Total Expenses to
Average Net Assets	0.06%	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.34%	1.45%	1.32%	1.52%	1.31%	1.43%
Portfolio Turnover Rate[1]	14%	11%	32%	17%	22%	16%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Institutional Plus Shares
Six Months						Dec. 15,
	Ended					2010[1] to
			Year Ended December 31,
For a Share Outstanding	June 30,					Dec. 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$166.65	$148.37	$111.08	$97.12	$100.40	$99.45
Investment Operations
Net Investment Income	1.074	2.210	1.726	1.624	1.358	.079[2]
Net Realized and Unrealized Gain (Loss)
on Investments	4.044	18.256	37.343	13.945	(3.280)	2.078
Total from Investment Operations	5.118	20.466	39.069	15.569	(1.922)	2.157
Distributions
Dividends from Net Investment Income	(.038)	(2.186)	(1.779)	(1.609)	(1.358)	(1.207)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.038)	(2.186)	(1.779)	(1.609)	(1.358)	(1.207)
Net Asset Value, End of Period	$171.73	$166.65	$148.37	$111.08	$97.12	$100.40

Total Return	3.07%	13.79%	35.20%	16.03%	-1.91%	2.17%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,423	$11,144	$8,468	$5,428	$3,393	$440
Ratio of Total Expenses to
Average Net Assets	0.04%	0.06%	0.06%	0.06%	0.06%	0.06%[3]
Ratio of Net Investment Income to
Average Net Assets	1.36%	1.47%	1.34%	1.54%	1.33%	1.45%[3]
Portfolio Turnover Rate [4]	14%	11%	32%	17%	22%	16%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$123.50	$109.96	$82.33	$71.99	$74.42	$59.97
Investment Operations
Net Investment Income	.779	1.609	1.255	1.173	.976	.882
Net Realized and Unrealized Gain (Loss)
on Investments	2.998	13.254	27.668	10.329	(2.430)	14.454
Total from Investment Operations	3.777	15.133	28.923	11.502	(1.454)	15.336
Distributions
Dividends from Net Investment Income	(.027)	(1.593)	(1.293)	(1.162)	(.976)	(.886)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.027)	(1.593)	(1.293)	(1.162)	(.976)	(.886)
Net Asset Value, End of Period	$127.25	$123.50	$109.96	$82.33	$71.99	$74.42

Total Return	3.06%	13.76%	35.15%	15.98%	-1.96%	25.57%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,106	$9,879	$6,728	$3,926	$3,241	$3,356
Ratio of Total Expenses to
Average Net Assets	0.07%	0.09%	0.09%	0.10%	0.10%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.33%	1.44%	1.31%	1.50%	1.29%	1.39%
Portfolio Turnover Rate[1]	14%	11%	32%	17%	22%	16%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Prior to October 24, 2014, the fund offered Signal Shares. Effective at the close of business on October 24, 2014, the Signal Shares were converted to Admiral Shares.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

Mid-Cap Index Fund

During the six months ended June 30, 2015, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2011–2014), and for the period ended June 30, 2015, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counter-parties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counter-party risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2015, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Mid-Cap Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At June 30, 2015, the fund had contributed capital of $5,831,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 2.33% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	65,477,524	—	—
Temporary Cash Investments	378,213	10,298	—
Futures Contracts—Assets[1]	217	—	—
Total	65,855,954	10,298	—
1 Represents variation margin on the last day of the reporting period.

Mid-Cap Index Fund

D. At June 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P MidCap 400 Index	September 2015	572	85,691	(1,365)
E-mini S&P 500 Index	September 2015	375	38,520	73
				(1,292)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2015, the fund realized $2,266,140,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2014, the fund had available capital losses totaling $669,387,000 to offset future net capital gains. Of this amount, $294,968,000 is subject to expiration on December 31, 2018. Capital losses of $374,419,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring capital loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2015; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2015, the cost of investment securities for tax purposes was $50,340,977,000. Net unrealized appreciation of investment securities for tax purposes was $15,525,058,000, consisting of unrealized gains of $16,809,132,000 on securities that had risen in value since their purchase and $1,284,074,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2015, the fund purchased $14,825,993,000 of investment securities and sold $9,483,371,000 of investment securities, other than temporary cash investments. Purchases and sales include $6,868,119,000 and $5,134,010,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

Mid-Cap Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2015	December 31, 2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	502,269	14,495	784,652	24,892
Issued in Lieu of Cash Distributions	647	18	48,972	1,453
Redeemed	(672,567)	(19,253)	(1,570,707)	(49,520)
Net Increase (Decrease)—Investor Shares	(169,651)	(4,740)	(737,083)	(23,175)
Admiral Shares
Issued[1]	3,834,095	24,290	11,618,535	80,324
Issued in Lieu of Cash Distributions	4,402	27	249,866	1,632
Redeemed	(1,761,248)	(11,159)	(1,829,516)	(12,582)
Net Increase (Decrease) —Admiral Shares	2,077,249	13,158	10,038,885	69,374
Signal Shares
Issued	—	—	1,487,330	33,613
Issued in Lieu of Cash Distributions	—	—	1,279	29
Redeemed[1]	—	—	(9,042,314)	(199,142)
Net Increase (Decrease)—Signal Shares	—	—	(7,553,705)	(165,500)
Institutional Shares
Issued	2,086,526	59,924	3,463,625	108,721
Issued in Lieu of Cash Distributions	2,269	64	134,444	3,977
Redeemed	(978,875)	(28,021)	(2,987,152)	(93,468)
Net Increase (Decrease)—Institutional Shares	1,109,920	31,967	610,917	19,230
Institutional Plus Shares
Issued	766,790	4,489	2,981,121	18,866
Issued in Lieu of Cash Distributions	2,421	14	135,623	814
Redeemed	(838,265)	(4,859)	(1,544,073)	(9,879)
Net Increase (Decrease)—Institutional Plus Shares	(69,054)	(356)	1,572,671	9,801
ETF Shares
Issued	7,069,009	55,143	6,971,484	59,710
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(5,187,104)	(40,000)	(4,804,094)	(40,900)
Net Increase (Decrease)—ETF Shares	1,881,905	15,143	2,167,390	18,810

1 Admiral Shares Issued and Signal Shares Redeemed include $4,942,217,000 from the conversion of Signal Shares to Admiral Shares during the 2014 fiscal year.

H. Management has determined that no material events or transactions occurred subsequent to June 30, 2015, that would require recognition or disclosure in these financial statements.

Mid-Cap Growth Index Fund

Fund Profile
As of June 30, 2015

Share-Class Characteristics

	Investor	ETF	Admiral
	Shares	Shares	Shares
Ticker Symbol	VMGIX	VOT	VMGMX
Expense Ratio[1]	0.23%	0.09%	0.09%
30-Day SEC Yield	0.59%	0.70%	0.70%

Portfolio Characteristics
		CRSP US	DJ
		Mid Cap	U.S. Total
		Growth	Market
	Fund	Index	FA Index
Number of Stocks	181	180	3,854
Median Market Cap	$12.3B	$12.3B	$49.5B
Price/Earnings Ratio	32.6x	32.6x	21.6x
Price/Book Ratio	4.9x	4.9x	2.8x
Return on Equity	19.1%	18.8%	17.4%
Earnings Growth
Rate	20.1%	19.6%	11.6%
Dividend Yield	0.8%	0.8%	1.9%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	25%	—	—
Short-Term
Reserves	0.2%	—	—

Sector Diversification (% of equity exposure)
		CRSP US	DJ
		Mid Cap	U.S. Total
		Growth	Market
	Fund	Index	FA Index
Basic Materials	1.0%	1.0%	2.7%
Consumer Goods	13.5	13.5	9.8
Consumer Services	18.0	18.0	14.3
Financials	12.1	11.9	19.1
Health Care	11.5	11.5	14.2
Industrials	20.1	20.1	12.3
Oil & Gas	5.4	5.8	7.2
Technology	16.0	15.9	15.6
Telecommunications	2.0	1.9	2.0
Utilities	0.4	0.4	2.8

Volatility Measures
		DJ
	Spliced	U.S. Total
	Mid-Cap	Market
	Growth Index	FA Index
R-Squared	1.00	0.84
Beta	1.00	1.04

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
BioMarin Pharmaceutical
Inc.	Biotechnology	1.4%
O'Reilly Automotive Inc.	Specialty Retailers	1.3
Cerner Corp.	Software	1.3
AvalonBay Communities
Inc.	Residential REITs	1.3
Monster Beverage Corp.	Soft Drinks	1.3
Ross Stores Inc.	Apparel Retailers	1.2
Skyworks Solutions Inc.	Semiconductors	1.2
Electronic Arts Inc.	Toys	1.2
Constellation Brands Inc.	Distillers & Vintners	1.2
Chipotle Mexican Grill
Inc.	Restaurants & Bars	1.2
Top Ten		12.6%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 28, 2015, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2015, the annualized expense ratios were 0.21% for Investor Shares, 0.07% for ETF Shares, and 0.07% for Admiral Shares.

Mid-Cap Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): August 24, 2006, Through June 30, 2015

Mid-Cap Growth Index Fund Investor Shares
Spliced Mid-Cap Growth Index

For a benchmark description, see the Glossary.
Note: For 2015, performance data reflect the six months ended June 30, 2015.

Average Annual Total Returns: Periods Ended June 30, 2015

	Inception	One	Five	Since
	Date	Year	Years	Inception
Investor Shares	8/24/2006	11.27%	18.39%	9.19%
ETF Shares	8/17/2006
Market Price		11.50	18.58	9.16
Net Asset Value		11.43	18.56	9.15
Admiral Shares	9/27/2011	11.44	—	18.31

See Financial Highlights for dividend and capital gains information.

Mid-Cap Growth Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2015

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.4%)[1]
Basic Materials (1.0%)
	Airgas Inc.	301,754	31,919
*	Axalta Coating
	Systems Ltd.	560,146	18,530
	FMC Corp.	296,524	15,582
	Westlake Chemical Corp.	88,233	6,052
			72,083
Consumer Goods (13.6%)
*	Monster Beverage Corp.	679,994	91,133
*	Electronic Arts Inc.	1,326,990	88,245
	Constellation Brands Inc.
	Class A	722,863	83,867
*	Under Armour Inc.
	Class A	796,423	66,454
	Hanesbrands Inc.	1,783,336	59,421
	BorgWarner Inc.	1,004,647	57,104
*	Mohawk Industries Inc.	275,852	52,660
	Church & Dwight Co. Inc.	581,072	47,142
*	Jarden Corp.	812,281	42,036
	Polaris Industries Inc.	280,324	41,519
	McCormick & Co. Inc.	488,565	39,549
	Keurig Green Mountain Inc.	512,753	39,292
	Harman International
	Industries Inc.	315,969	37,581
*	LKQ Corp.	1,215,549	36,764
	Leucadia National Corp.	1,383,795	33,599
*	WABCO Holdings Inc.	247,449	30,614
*	lululemon athletica Inc.	440,134	28,741
	Harley-Davidson Inc.	462,061	26,037
*	NVR Inc.	17,146	22,976
	Snap-on Inc.	129,000	20,543
*	Michael Kors Holdings Ltd.	422,599	17,787
*	GoPro Inc. Class A	148,343	7,821
*	Fitbit Inc.	152,296	5,822
			976,707

			Market
			Value•
		Shares	($000)
Consumer Services (18.0%)
*	O’Reilly Automotive Inc.	425,948	96,256
	Ross Stores Inc.	1,837,178	89,305
*	Chipotle Mexican Grill Inc.
	Class A	137,843	83,394
*	Dollar Tree Inc.	869,741	68,701
	Marriott International Inc.
	Class A	854,575	63,572
*	CarMax Inc.	928,981	61,508
*	Charter Communications
	Inc. Class A	348,153	59,621
	Tractor Supply Co.	605,775	54,483
	Advance Auto Parts Inc.	324,814	51,740
	Dollar General Corp.	640,550	49,796
	Expedia Inc.	433,108	47,360
	Nordstrom Inc.	634,017	47,234
	Signet Jewelers Ltd.	356,476	45,715
	Tiffany & Co.	487,495	44,752
	Wyndham Worldwide Corp.	532,971	43,656
*	TripAdvisor Inc.	493,333	42,989
*	Ulta Salon Cosmetics &
	Fragrance Inc.	271,060	41,865
*	IHS Inc. Class A	290,239	37,333
*	Norwegian Cruise Line
	Holdings Ltd.	612,021	34,298
	Williams-Sonoma Inc.	366,219	30,129
	FactSet Research
	Systems Inc.	176,207	28,635
*	Liberty Interactive Corp.
	QVC Group Class A	984,149	27,310
*	AutoNation Inc.	354,444	22,323
	Scripps Networks
	Interactive Inc. Class A	334,355	21,857
	Alaska Air Group Inc.	287,212	18,505
*	MGM Resorts International	997,957	18,213
*	Discovery
	Communications Inc.	578,290	17,973
*	Urban Outfitters Inc.	434,629	15,212
*	Sprouts Farmers
	Market Inc.	544,636	14,694

Mid-Cap Growth Index Fund

			Market
			Value•
		Shares	($000)
*	Discovery Communications
	Inc. Class A	330,552	10,994
*	Hyatt Hotels Corp. Class A	146,458	8,303
			1,297,726
Financials (11.9%)
	AvalonBay
	Communities Inc.	586,882	93,825
	Moody’s Corp.	763,120	82,386
	Equinix Inc.	252,731	64,194
	Essex Property Trust Inc.	290,146	61,656
*	Affiliated Managers
	Group Inc.	242,959	53,111
	Macerich Co.	702,693	52,421
	Health Care REIT Inc.	778,397	51,086
*	CBRE Group Inc. Class A	1,256,653	46,496
	Digital Realty Trust Inc.	602,994	40,208
	Federal Realty
	Investment Trust	304,966	39,063
	American Realty Capital
	Properties Inc.	4,018,661	32,672
	SEI Investments Co.	663,890	32,550
	Lazard Ltd. Class A	576,173	32,404
*	Realogy Holdings Corp.	650,643	30,398
	MSCI Inc. Class A	474,235	29,189
	Camden Property Trust	385,649	28,646
	Alexandria Real Estate
	Equities Inc.	319,923	27,980
*	E*TRADE Financial Corp.	642,194	19,234
	Brixmor Property
	Group Inc.	790,475	18,284
	Raymond James
	Financial Inc.	287,479	17,128
*	LendingClub Corp.	327,850	4,836
	Communications Sales &
	Leasing Inc.	131,944	3,262
			861,029
Health Care (11.5%)
*	BioMarin
	Pharmaceutical Inc.	711,906	97,375
*	Incyte Corp.	715,469	74,559
*	Edwards Lifesciences Corp.	477,545	68,017
*	DaVita HealthCare
	Partners Inc.	763,731	60,694
	CR Bard Inc.	329,692	56,278
*	Jazz Pharmaceuticals plc	257,613	45,358
*	Waters Corp.	348,849	44,785
*	Alkermes plc	659,883	42,457
*	Medivation Inc.	349,433	39,905
*	Varian Medical
	Systems Inc.	443,134	37,370
	ResMed Inc.	625,716	35,272
*	Hospira Inc.	383,599	34,029
*	Envision Healthcare
	Holdings Inc.	824,272	32,542

			Market
			Value•
		Shares	($000)
	DENTSPLY
	International Inc.	620,821	32,003
*	IDEXX Laboratories Inc.	415,533	26,652
*	Quintiles Transnational
	Holdings Inc.	325,767	23,654
*	Centene Corp.	237,628	19,105
	Cooper Cos. Inc.	107,215	19,081
*	Alnylam
	Pharmaceuticals Inc.	149,751	17,951
*	Bluebird Bio Inc.	71,292	12,003
*	Intercept
	Pharmaceuticals Inc.	34,606	8,353
			827,443
Industrials (19.8%)
	Amphenol Corp. Class A	1,371,535	79,508
	Roper Technologies Inc.	446,294	76,968
*	Alliance Data
	Systems Corp.	261,623	76,378
	WW Grainger Inc.	267,402	63,281
	Pall Corp.	474,370	59,035
	AMETEK Inc.	1,072,371	58,745
	Pentair plc	797,613	54,836
*	FleetCor Technologies Inc.	346,532	54,080
*	Stericycle Inc.	377,679	50,575
*	TransDigm Group Inc.	224,727	50,489
	Fastenal Co.	1,174,645	49,547
	Vulcan Materials Co.	589,054	49,439
*	Verisk Analytics Inc.
	Class A	671,763	48,878
	Kansas City Southern	490,865	44,767
*	Fiserv Inc.	525,656	43,540
*	Mettler-Toledo
	International Inc.	124,168	42,398
	Masco Corp.	1,547,702	41,277
	CH Robinson
	Worldwide Inc.	647,496	40,397
	Martin Marietta
	Materials Inc.	284,673	40,284
*	Sensata Technologies
	Holding NV	753,975	39,765
	Wabtec Corp.	407,514	38,404
*	United Rentals Inc.	430,558	37,726
	Expeditors International
	of Washington Inc.	806,829	37,199
	JB Hunt Transport
	Services Inc.	414,013	33,986
	Robert Half
	International Inc.	569,768	31,622
	Macquarie
	Infrastructure Corp.	335,071	27,687
*	Trimble Navigation Ltd.	1,151,976	27,025
*	Quanta Services Inc.	907,990	26,168
	B/E Aerospace Inc.	471,353	25,877
^	Chicago Bridge &
	Iron Co. NV	434,248	21,730

Mid-Cap Growth Index Fund

			Market
			Value•
		Shares	($000)
	Donaldson Co. Inc.	606,269	21,704
*	Colfax Corp.	384,887	17,763
	Fortune Brands
	Home & Security Inc.	353,952	16,218
	Rock-Tenn Co. Class A	462	26
			1,427,322
Oil & Gas (5.4%)
*	Cheniere Energy Inc.	997,807	69,108
*	Concho Resources Inc.	532,906	60,677
	Cabot Oil & Gas Corp.	1,836,374	57,919
	EQT Corp.	676,412	55,019
*	FMC Technologies Inc.	1,025,273	42,539
	Range Resources Corp.	713,137	35,215
	Core Laboratories NV	190,125	21,682
*	Whiting Petroleum Corp.	453,159	15,226
*	Antero Resources Corp.	307,515	10,560
	Oceaneering
	International Inc.	218,923	10,200
*	Cobalt International
	Energy Inc.	779,148	7,565
*	Dresser-Rand Group Inc.	1,804	154
			385,864
Technology (15.9%)
*	Cerner Corp.	1,374,857	94,948
	Skyworks Solutions Inc.	848,504	88,329
*	Red Hat Inc.	813,888	61,799
*	Palo Alto Networks Inc.	334,358	58,412
	Lam Research Corp.	702,961	57,186
*	Catamaran Corp.	923,517	56,408
*	Qorvo Inc.	663,486	53,258
*	Akamai Technologies Inc.	753,170	52,586
*	Autodesk Inc.	1,010,759	50,614
*	Citrix Systems Inc.	711,726	49,935
*	ServiceNow Inc.	648,704	48,205
	Linear Technology Corp.	1,063,178	47,024
	Microchip Technology Inc.	853,393	40,472
*	F5 Networks Inc.	319,373	38,437
*	Splunk Inc.	528,597	36,801
*	ANSYS Inc.	398,613	36,369
*	Workday Inc. Class A	474,936	36,280
*	Gartner Inc.	350,224	30,042
*	VeriSign Inc.	465,321	28,720
*	FireEye Inc.	555,268	27,158
	Xilinx Inc.	574,100	25,352
*	Rackspace Hosting Inc.	537,773	20,000
	KLA-Tencor Corp.	355,021	19,956
*	SunEdison Inc.	659,523	19,726
	CDK Global Inc.	355,161	19,172
*	Freescale
	Semiconductor Ltd.	478,547	19,128
*	NetSuite Inc.	155,088	14,229
*	Tableau Software Inc.
	Class A	110,335	12,722
*	Premier Inc. Class A	166,639	6,409
			1,149,677

		Market
		Value•
	Shares	($000)
Telecommunications (1.9%)
* Level 3
Communications Inc.	1,259,006	66,312
* SBA Communications
Corp. Class A	574,741	66,078
* Zayo Group Holdings Inc.	268,806	6,913
		139,303
Utilities (0.4%)
* Calpine Corp.	1,653,174	29,741
Total Common Stocks
(Cost $5,990,248)		7,166,895
Temporary Cash Investments (0.9%)[1]
Money Market Fund (0.9%)
[2,3] Vanguard Market Liquidity
Fund, 0.137%	62,412,143	62,412

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Federal Home Loan Bank
Discount Notes, 0.083%,
7/22/15	1,500	1,500
[4,5] Federal Home Loan Bank
Discount Notes, 0.085%,
8/14/15	200	200
[4,5] Federal Home Loan Bank
Discount Notes, 0.090%,
9/18/15	500	500
		2,200
Total Temporary Cash Investments
(Cost $64,612)		64,612
Total Investments (100.3%)
(Cost $6,054,860)		7,231,507
Other Assets and Liabilities (-0.3%)
Other Assets		31,959
Liabilities[3]		(52,016)
		(20,057)
Net Assets (100%)		7,211,450

Mid-Cap Growth Index Fund

At June 30, 2015, net assets consisted of:

Amount
($000)
Paid-in Capital	6,212,312
Undistributed Net Investment Income	17,167
Accumulated Net Realized Losses	(193,926)
Unrealized Appreciation (Depreciation)
Investment Securities	1,176,647
Futures Contracts	(750)
Net Assets	7,211,450

Investor Shares—Net Assets
Applicable to 14,406,705 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	602,934
Net Asset Value Per Share—
Investor Shares	$41.85

Admiral Shares—Net Assets
Applicable to 66,922,637 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,068,188
Net Asset Value Per Share—
Admiral Shares	$45.85

ETF Shares—Net Assets
Applicable to 33,242,437 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,540,328
Net Asset Value Per Share—
ETF Shares	$106.50

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,502,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.1% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $2,550,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $2,200,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Statement of Operations

Six Months Ended
June 30, 2015
($000)
Investment Income
Income
Dividends	22,112
Interest[1]	21
Securities Lending	240
Total Income	22,373
Expenses
The Vanguard Group—Note B
Investment Advisory Services	585
Management and Administrative—Investor Shares	460
Management and Administrative—Admiral Shares	468
Management and Administrative—ETF Shares	574
Marketing and Distribution—Investor Shares	69
Marketing and Distribution—Admiral Shares	221
Marketing and Distribution—ETF Shares	242
Custodian Fees	47
Shareholders’ Reports—Investor Shares	22
Shareholders’ Reports—Admiral Shares	24
Shareholders’ Reports—ETF Shares	45
Trustees’ Fees and Expenses	2
Total Expenses	2,759
Net Investment Income	19,614
Realized Net Gain (Loss)
Investment Securities Sold	171,052
Futures Contracts	1,052
Realized Net Gain (Loss)	172,104
Change in Unrealized Appreciation (Depreciation)
Investment Securities	87,106
Futures Contracts	(1,129)
Change in Unrealized Appreciation (Depreciation)	85,977
Net Increase (Decrease) in Net Assets Resulting from Operations	277,695
1 Interest income from an affiliated company of the fund was $20,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	19,614	42,700
Realized Net Gain (Loss)	172,104	157,046
Change in Unrealized Appreciation (Depreciation)	85,977	418,266
Net Increase (Decrease) in Net Assets Resulting from Operations	277,695	618,012
Distributions
Net Investment Income
Investor Shares	(57)	(3,540)
Admiral Shares	(408)	(17,637)
ETF Shares	(521)	(21,317)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
ETF Shares	—	—
Total Distributions	(986)	(42,494)
Capital Share Transactions
Investor Shares	14,106	(100,159)
Admiral Shares	694,178	465,380
ETF Shares	684,565	544,372
Net Increase (Decrease) from Capital Share Transactions	1,392,849	909,593
Total Increase (Decrease)	1,669,558	1,485,111
Net Assets
Beginning of Period	5,541,892	4,056,781
End of Period[1]	7,211,450	5,541,892

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $17,167,000 and ($1,461,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$39.94	$35.46	$26.99	$23.43	$24.46	$19.05
Investment Operations
Net Investment Income	.091	.258	.169	.146	.087	.104[1]
Net Realized and Unrealized Gain (Loss)
on Investments	1.823	4.476	8.470	3.559	(1.027)	5.408
Total from Investment Operations	1.914	4.734	8.639	3.705	(.940)	5.512
Distributions
Dividends from Net Investment Income	(. 004)	(. 254)	(.169)	(.145)	(. 090)	(.102)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 004)	(. 254)	(.169)	(.145)	(. 090)	(.102)
Net Asset Value, End of Period	$41.85	$39.94	$35.46	$26.99	$23.43	$24.46

Total Return[2]	4.79%	13.35%	32.02%	15.81%	-3.84%	28.93%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$603	$562	$595	$483	$503	$958
Ratio of Total Expenses to
Average Net Assets	0.21%	0.23%	0.24%	0.24%	0.24%	0.26%
Ratio of Net Investment Income to
Average Net Assets	0.56%	0.79%	0.57%	0.58%	0.35%	0.57%[1]
Portfolio Turnover Rate [3]	25%	17%	64%	38%	41%	38%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Net investment income per share and the ratio of net investment income to average net assets include $0.011 and 0.06%, respectively, resulting from a special dividend from VeriSign Inc. in December 2010.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Financial Highlights

Admiral Shares
	Six Months				Sept. 27,
	Ended	Year Ended December 31,			2011[1] to
	June 30,				Dec. 31,
For a Share Outstanding Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$43.72	$38.83	$29.55	$25.66	$25.00
Investment Operations
Net Investment Income	.130	.350	.239	.205	.027
Net Realized and Unrealized Gain (Loss)
on Investments	2.007	4.886	9.279	3.889	0.736
Total from Investment Operations	2.137	5.236	9.518	4.094	0.763
Distributions
Dividends from Net Investment Income	(. 007)	(. 346)	(. 238)	(. 204)	(.103)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 007)	(. 346)	(. 238)	(. 204)	(.103)
Net Asset Value, End of Period	$45.85	$43.72	$38.83	$29.55	$25.66

Total Return[2]	4.89%	13.48%	32.22%	15.96%	3.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,068	$2,264	$1,566	$913	$525
Ratio of Total Expenses to Average Net Assets	0.07%	0.09%	0.09%	0.10%	0.10%[3]
Ratio of Net Investment Income to
Average Net Assets	0.70%	0.93%	0.72%	0.72%	0.49%[3]
Portfolio Turnover Rate [4]	25%	17%	64%	38%	41%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$101.57	$90.20	$68.64	$59.61	$62.23	$48.45
Investment Operations
Net Investment Income	.301	.816	.556	.474	.316	.326[1]
Net Realized and Unrealized Gain (Loss)
on Investments	4.646	11.359	21.558	9.029	(2.617)	13.776
Total from Investment Operations	4.947	12.175	22.114	9.503	(2.301)	14.102
Distributions
Dividends from Net Investment Income	(. 017)	(. 805)	(. 554)	(. 473)	(. 319)	(. 322)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 017)	(. 805)	(. 554)	(. 473)	(. 319)	(. 322)
Net Asset Value, End of Period	$106.50	$101.57	$90.20	$68.64	$59.61	$62.23

Total Return	4.87%	13.49%	32.23%	15.94%	-3.70%	29.11%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,540	$2,716	$1,896	$1,200	$1,095	$1,030
Ratio of Total Expenses to
Average Net Assets	0.07%	0.09%	0.09%	0.10%	0.10%	0.12%
Ratio of Net Investment Income to
Average Net Assets	0.70%	0.93%	0.72%	0.72%	0.49%	0.71%[1]
Portfolio Turnover Rate[2]	25%	17%	64%	38%	41%	38%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Net investment income per share and the ratio of net investment income to average net assets include $0.028 and 0.06%, respectively, resulting from a special dividend from VeriSign Inc. in December 2010.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2015, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

Mid-Cap Growth Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2011–2014), and for the period ended June 30, 2015, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counter-parties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counter-party risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2015, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

Mid-Cap Growth Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At June 30, 2015, the fund had contributed capital of $629,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.25% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	7,166,895	—	—
Temporary Cash Investments	62,412	2,200	—
Futures Contracts—Assets[1]	81	—	—
Total	7,229,388	2,200	—
1 Represents variation margin on the last day of the reporting period.

D. At June 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	September 2015	43	22,085	(242)
E-mini S&P MidCap 400 Index	September 2015	95	14,232	(227)
E-mini S&P 500 Index	September 2015	115	11,813	(281)
				(750)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Mid-Cap Growth Index Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2015, the fund realized $206,179,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2014, the fund had available capital losses totaling $157,014,000 to offset future net capital gains. Of this amount, $73,214,000 is subject to expiration on December 31, 2018. Capital losses of $83,800,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2015; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2015, the cost of investment securities for tax purposes was $6,054,860,000. Net unrealized appreciation of investment securities for tax purposes was $1,176,647,000, consisting of unrealized gains of $1,312,170,000 on securities that had risen in value since their purchase and $135,523,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2015, the fund purchased $2,810,364,000 of investment securities and sold $1,428,470,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,291,804,000 and $634,252,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

Mid-Cap Growth Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2015	December 31, 2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	134,147	3,223	189,831	5,112
Issued in Lieu of Cash Distributions	55	1	3,457	86
Redeemed	(120,096)	(2,885)	(293,447)	(7,905)
Net Increase (Decrease)—Investor Shares	14,106	339	(100,159)	(2,707)
Admiral Shares
Issued	922,168	20,126	901,483	22,083
Issued in Lieu of Cash Distributions	379	8	16,329	373
Redeemed	(228,369)	(4,995)	(452,432)	(11,004)
Net Increase (Decrease)—Admiral Shares	694,178	15,139	465,380	11,452
ETF Shares
Issued	1,346,293	12,601	1,081,871	11,223
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(661,728)	(6,100)	(537,499)	(5,500)
Net Increase (Decrease)—ETF Shares	684,565	6,501	544,372	5,723

H. Management has determined that no material events or transactions occurred subsequent to June 30, 2015, that would require recognition or disclosure in these financial statements.

Mid-Cap Value Index Fund

Fund Profile
As of June 30, 2015

Share-Class Characteristics

	Investor	ETF	Admiral
	Shares	Shares	Shares
Ticker Symbol	VMVIX	VOE	VMVAX
Expense Ratio[1]	0.23%	0.09%	0.09%
30-Day SEC Yield	1.83%	1.94%	1.94%

Portfolio Characteristics
		CRSP US	DJ
		Mid Cap	U.S. Total
		Value	Market
	Fund	Index	FA Index
Number of Stocks	209	206	3,854
Median Market Cap	$10.3B	$10.3B	$49.5B
Price/Earnings Ratio	21.7x	20.9x	21.6x
Price/Book Ratio	2.0x	2.0x	2.8x
Return on Equity	13.6%	13.2%	17.4%
Earnings Growth
Rate	7.3%	7.3%	11.6%
Dividend Yield	2.0%	2.0%	1.9%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	20%	—	—
Short-Term
Reserves	0.1%	—	—

Sector Diversification (% of equity exposure)
		CRSP US	DJ
		Mid Cap	U.S. Total
		Value	Market
	Fund	Index	FA Index
Basic Materials	7.7%	7.7%	2.7%
Consumer Goods	15.4	15.5	9.8
Consumer Services	9.3	9.3	14.3
Financials	24.4	24.5	19.1
Health Care	6.6	6.6	14.2
Industrials	12.4	12.2	12.3
Oil & Gas	6.6	6.6	7.2
Technology	8.4	8.4	15.6
Telecommunications	0.4	0.4	2.0
Utilities	8.8	8.8	2.8

Volatility Measures
		DJ
	Spliced	U.S. Total
	Mid-Cap	Market
	Value Index	FA Index
R-Squared	1.00	0.94
Beta	1.00	1.03

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
ConAgra Foods Inc.	Food Products	1.1%
Fidelity National	Financial
Information Services Inc. Administration		1.0
Hartford Financial
Services Group Inc.	Full Line Insurance	1.0
Sigma-Aldrich Corp.	Specialty Chemicals	1.0
Endo International plc	Pharmaceuticals	1.0
Altera Corp.	Semiconductors	0.9
CF Industries Holdings
Inc.	Specialty Chemicals	0.9
Principal Financial Group
Inc.	Life Insurance	0.9
Lincoln National Corp.	Life Insurance	0.9
M&T Bank Corp.	Banks	0.9
Top Ten		9.6%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 28, 2015, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2015, the annualized expense ratios were 0.20% for Investor Shares, 0.07% for ETF Shares, and 0.07% for Admiral Shares.

Mid-Cap Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): August 24, 2006, Through June 30, 2015

Mid-Cap Value Index Fund Investor Shares
Spliced Mid-Cap Value Index

For a benchmark description, see the Glossary.
Note: For 2015, performance data reflect the six months ended June 30, 2015.

Average Annual Total Returns: Periods Ended June 30, 2015

	Inception	One	Five	Since
	Date	Year	Years	Inception
Investor Shares	8/24/2006	5.81%	17.59%	8.65%
ETF Shares	8/17/2006
Market Price		5.93	17.76	8.71
Net Asset Value		5.92	17.75	8.71
Admiral Shares	9/27/2011	5.93	—	20.51

See Financial Highlights for dividend and capital gains information.

Mid-Cap Value Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2015

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Common Stocks (99.7%)[1]
Basic Materials (7.7%)
Sigma-Aldrich Corp.	586,981	81,796
CF Industries
Holdings Inc.	1,154,464	74,209
Alcoa Inc.	5,996,024	66,856
Celanese Corp. Class A	751,727	54,034
Eastman Chemical Co.	656,293	53,698
International Flavors &
Fragrances Inc.	396,791	43,365
Ashland Inc.	331,490	40,408
* WR Grace & Co.	357,030	35,810
Albemarle Corp.	550,379	30,419
Newmont Mining Corp.	1,297,129	30,301
Avery Dennison Corp.	446,569	27,214
CONSOL Energy Inc.	1,120,532	24,360
Huntsman Corp.	1,023,186	22,582
Reliance Steel &
Aluminum Co.	345,515	20,897
FMC Corp.	326,826	17,175
Westlake Chemical Corp.	97,578	6,693
		629,817
Consumer Goods (15.4%)
ConAgra Foods Inc.	2,094,810	91,585
Dr Pepper Snapple
Group Inc.	940,492	68,562
Clorox Co.	643,540	66,941
Whirlpool Corp.	385,849	66,771
Tyson Foods Inc. Class A	1,491,248	63,572
Genuine Parts Co.	709,294	63,503
JM Smucker Co.	557,668	60,457
Delphi Automotive plc	708,254	60,265
Bunge Ltd.	669,242	58,760
Newell Rubbermaid Inc.	1,318,045	54,185
Molson Coors
Brewing Co. Class B	718,822	50,181
Coach Inc.	1,355,277	46,906
PVH Corp.	405,554	46,720

			Market
			Value•
		Shares	($000)
	Coca-Cola Enterprises Inc.	1,028,569	44,681
	DR Horton Inc.	1,618,612	44,285
	Lear Corp.	381,453	42,822
	Mattel Inc.	1,659,648	42,636
	Lennar Corp. Class A	810,484	41,367
	Hasbro Inc.	549,595	41,104
	Edgewell Personal
	Care Co.	305,096	40,135
	Ralph Lauren Corp.
	Class A	296,307	39,219
	Hormel Foods Corp.	647,719	36,512
	PulteGroup Inc.	1,609,663	32,435
	Harley-Davidson Inc.	510,589	28,772
	Coty Inc. Class A	360,456	11,524
^	Pilgrim’s Pride Corp.	317,858	7,301
*	Fossil Group Inc.	101,599	7,047
	Lennar Corp. Class B	46,777	2,017
			1,260,265
Consumer Services (9.3%)
	Nielsen NV	1,534,646	68,706
	Royal Caribbean
	Cruises Ltd.	863,000	67,910
	AmerisourceBergen
	Corp. Class A	511,905	54,436
*	United Continental
	Holdings Inc.	936,974	49,669
	Staples Inc.	3,142,625	48,114
	Best Buy Co. Inc.	1,469,038	47,905
	Foot Locker Inc.	686,065	45,973
	Family Dollar Stores Inc.	533,643	42,056
	H&R Block Inc.	1,350,211	40,034
	Darden Restaurants Inc.	555,420	39,479
	Interpublic Group of
	Cos. Inc.	2,025,564	39,033
*	Hertz Global Holdings Inc.	2,021,180	36,624
*	News Corp. Class A	2,270,134	33,121
	Aramark	934,758	28,949
	Omnicare Inc.	237,646	22,398

Mid-Cap Value Index Fund

			Market
			Value•
		Shares	($000)
	Tribune Media Co. Class A	396,704	21,180
*	MGM Resorts
	International	1,104,846	20,163
*	Discovery
	Communications Inc.	637,581	19,816
	Wynn Resorts Ltd.	198,852	19,621
*	Discovery
	Communications Inc.
	Class A	364,975	12,139
*	News Corp. Class B	198,909	2,833
			760,159
Financials (24.4%)
	Hartford Financial
	Services Group Inc.	2,059,863	85,629
	Principal Financial
	Group Inc.	1,444,051	74,065
	Lincoln National Corp.	1,241,136	73,500
	M&T Bank Corp.	587,055	73,341
	Regions Financial Corp.	6,574,757	68,114
	KeyCorp	4,161,128	62,500
	Equifax Inc.	583,789	56,680
	XL Group plc Class A	1,504,140	55,954
	SL Green Realty Corp.	488,533	53,685
	Voya Financial Inc.	1,123,183	52,194
*	Markel Corp.	64,993	52,039
	Western Union Co.	2,532,649	51,489
	Realty Income Corp.	1,140,708	50,636
	FNF Group	1,290,176	47,724
*	Ally Financial Inc.	2,125,775	47,681
	Huntington
	Bancshares Inc.	3,966,096	44,857
	Comerica Inc.	873,189	44,812
	First Republic Bank	695,472	43,836
	Unum Group	1,223,932	43,756
	Kimco Realty Corp.	1,923,486	43,355
	Citizens Financial
	Group Inc.	1,580,543	43,165
	Annaly Capital
	Management Inc.	4,648,795	42,722
	UDR Inc.	1,270,446	40,692
	CIT Group Inc.	853,802	39,693
*	Arch Capital Group Ltd.	578,029	38,705
	Cincinnati Financial Corp.	765,957	38,436
	New York Community
	Bancorp Inc.	2,070,397	38,054
	Jones Lang LaSalle Inc.	220,113	37,639
	Willis Group Holdings plc	791,684	37,130
	Plum Creek Timber
	Co. Inc.	861,505	34,951
	Navient Corp.	1,908,317	34,750
	Torchmark Corp.	587,699	34,216
	American Capital
	Agency Corp.	1,730,545	31,790
	Zions Bancorporation	996,875	31,636

			Market
			Value•
		Shares	($000)
	Reinsurance Group of
	America Inc. Class A	324,838	30,817
	Everest Re Group Ltd.	163,525	29,763
	NASDAQ OMX Group Inc.	579,065	28,264
	Legg Mason Inc.	543,858	28,025
	Iron Mountain Inc.	877,985	27,218
	PartnerRe Ltd.	210,794	27,087
	Axis Capital Holdings Ltd.	470,426	25,107
	People’s United
	Financial Inc.	1,513,725	24,537
	WR Berkley Corp.	459,321	23,853
	Hudson City
	Bancorp Inc.	2,337,846	23,098
	Raymond James
	Financial Inc.	316,919	18,882
	LPL Financial Holdings Inc.	399,933	18,593
*	Alleghany Corp.	37,205	17,440
*	Santander Consumer
	USA Holdings Inc.	513,781	13,137
	Assurant Inc.	166,168	11,133
	Communications Sales
	& Leasing Inc.	147,762	3,653
			2,000,033
Health Care (6.6%)
*	Endo International plc	994,641	79,223
*	Mallinckrodt plc	573,826	67,551
	Universal Health
	Services Inc. Class B	450,346	63,994
*	Laboratory Corp. of
	America Holdings	492,521	59,704
*	Henry Schein Inc.	410,190	58,296
*	Boston Scientific Corp.	3,288,181	58,201
	Quest Diagnostics Inc.	704,618	51,099
*	Hologic Inc.	1,171,526	44,588
*	Hospira Inc.	423,414	37,561
	Patterson Cos. Inc.	429,066	20,874
			541,091
Industrials (12.3%)
	Fidelity National
	Information Services Inc.	1,390,479	85,932
	Rockwell Collins Inc.	648,870	59,923
	Textron Inc.	1,225,800	54,707
	Sealed Air Corp.	1,031,004	52,973
*	Fiserv Inc.	580,837	48,111
	Ball Corp.	676,284	47,441
	Towers Watson & Co.
	Class A	340,091	42,783
	L-3 Communications
	Holdings Inc.	363,600	41,225
	MeadWestvaco Corp.	823,190	38,846
	Fluor Corp.	719,055	38,117
	Cintas Corp.	448,945	37,976
*	Crown Holdings Inc.	683,046	36,140
	Flowserve Corp.	659,524	34,730

Mid-Cap Value Index Fund

			Market
			Value•
		Shares	($000)
	ManpowerGroup Inc.	383,784	34,303
	Xylem Inc.	889,754	32,983
	Xerox Corp.	2,707,590	28,809
	ADT Corp.	840,344	28,210
	Dover Corp.	393,482	27,615
	Avnet Inc.	666,360	27,394
	Hubbell Inc. Class B	248,749	26,935
*	Arrow Electronics Inc.	469,480	26,197
*	Jacobs Engineering
	Group Inc.	616,198	25,030
	Allison Transmission
	Holdings Inc.	793,218	23,210
	Owens Corning	549,890	22,683
	FLIR Systems Inc.	687,499	21,189
*	WestRock Co.	342,653	20,868
	Rock-Tenn Co. Class A	293,732	17,683
	AGCO Corp.	183,183	10,401
	MDU Resources
	Group Inc.	476,916	9,314
	Joy Global Inc.	238,445	8,632
			1,010,360
Oil & Gas (6.6%)
	Tesoro Corp.	617,233	52,101
	Cimarex Energy Co.	463,911	51,174
*	Cameron International Corp.	938,913	49,171
*	Southwestern Energy Co.	1,886,383	42,877
*	Weatherford
	International plc	3,420,391	41,968
	HollyFrontier Corp.	955,133	40,775
	Helmerich & Payne Inc.	501,697	35,329
	Murphy Oil Corp.	829,362	34,477
^	Chesapeake Energy Corp.	2,936,484	32,801
	OGE Energy Corp.	979,081	27,972
^	Transocean Ltd.	1,693,456	27,299
	Energen Corp.	386,547	26,401
	Ensco plc Class A	1,149,645	25,603
	Noble Corp. plc	1,187,292	18,272
*	Whiting Petroleum Corp.	499,592	16,786
	Oceaneering
	International Inc.	241,771	11,264
	Diamond Offshore
	Drilling Inc.	151,361	3,907
			538,177
Other (0.0%)†
*	Safeway Inc CVR
	(Casa Ley) Exp. 1/30/2018	1,233	—
*	Safeway Inc CVR
	(PDC) Exp. 1/30/2017	1,233	—
			—
Technology (8.3%)
	Altera Corp.	1,476,910	75,618
	Seagate Technology plc	1,479,035	70,254
	NVIDIA Corp.	2,507,102	50,418

			Market
			Value•
		Shares	($000)
	Maxim Integrated
	Products Inc.	1,393,094	48,166
	Juniper Networks Inc.	1,839,947	47,783
	Harris Corp.	606,294	46,630
	Computer Sciences Corp.	691,893	45,416
	Western Digital Corp.	538,088	42,197
*	Synopsys Inc.	760,812	38,535
	SanDisk Corp.	509,982	29,691
	Xilinx Inc.	634,421	28,016
	Marvell Technology
	Group Ltd.	2,034,618	26,826
*	Teradata Corp.	695,451	25,732
	Garmin Ltd.	562,777	24,723
	NetApp Inc.	763,389	24,093
	KLA-Tencor Corp.	392,341	22,054
*	Nuance
	Communications Inc.	1,231,882	21,570
*	IMS Health Holdings Inc.	580,064	17,779
			685,501
Telecommunications (0.3%)
	Frontier
	Communications Corp.	5,657,637	28,005

Utilities (8.8%)
	NiSource Inc.	1,556,852	70,977
	Eversource Energy	1,558,143	70,755
	WEC Energy Group Inc.	1,548,599	69,641
	DTE Energy Co.	879,695	65,660
	Ameren Corp.	1,190,260	44,849
	AES Corp.	3,347,537	44,388
	CMS Energy Corp.	1,357,814	43,233
	American Water
	Works Co. Inc.	882,808	42,931
	ONEOK Inc.	1,024,117	40,432
	CenterPoint Energy Inc.	2,004,777	38,151
	NRG Energy Inc.	1,635,907	37,430
	Pepco Holdings Inc.	1,241,480	33,445
	Alliant Energy Corp.	554,201	31,988
	SCANA Corp.	630,993	31,960
	Pinnacle West
	Capital Corp.	543,315	30,909
	National Fuel Gas Co.	393,489	23,173
			719,922
Total Common Stocks
(Cost $7,053,422)			8,173,330
Temporary Cash Investments (0.7%)[1]
Money Market Fund (0.6%)
[2,3]	Vanguard Market
	Liquidity Fund,
	0.137%	51,778,360	51,778

Mid-Cap Value Index Fund

	Face	Market
	Amount	Value•
	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Federal Home Loan
Bank Discount Notes,
0.125%, 8/21/15	4,000	4,000
Total Temporary Cash Investments
(Cost $55,778)		55,778
Total Investments (100.4%)
(Cost $7,109,200)		8,229,108
Other Assets and Liabilities (-0.4%)
Other Assets		34,218
Liabilities[3]		(66,835)
		(32,617)
Net Assets (100%)		8,196,491

At June 30, 2015, net assets consisted of:
Amount
($000)
Paid-in Capital	7,097,814
Undistributed Net Investment Income	72,256
Accumulated Net Realized Losses	(93,117)
Unrealized Appreciation (Depreciation)
Investment Securities	1,119,908
Futures Contracts	(370)
Net Assets	8,196,491

Investor Shares—Net Assets
Applicable to 17,477,537 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	622,470
Net Asset Value Per Share—
Investor Shares	$35.62

Admiral Shares—Net Assets
Applicable to 75,963,900 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,562,031
Net Asset Value Per Share—
Admiral Shares	$46.89

ETF Shares—Net Assets
Applicable to 44,318,468 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	4,011,990
Net Asset Value Per Share—
ETF Shares	$90.53

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $22,818,000.
† “Other” represents securities that are not classified by the fund’s benchmark index.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.4%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $24,155,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $1,100,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Statement of Operations

Six Months Ended
June 30, 2015
($000)
Investment Income
Income
Dividends	76,444
Interest[1]	14
Securities Lending	1,089
Total Income	77,547
Expenses
The Vanguard Group—Note B
Investment Advisory Services	688
Management and Administrative—Investor Shares	507
Management and Administrative—Admiral Shares	532
Management and Administrative—ETF Shares	587
Marketing and Distribution—Investor Shares	75
Marketing and Distribution—Admiral Shares	289
Marketing and Distribution—ETF Shares	314
Custodian Fees	62
Shareholders’ Reports—Investor Shares	13
Shareholders’ Reports—Admiral Shares	25
Shareholders’ Reports—ETF Shares	63
Trustees’ Fees and Expenses	3
Total Expenses	3,158
Net Investment Income	74,389
Realized Net Gain (Loss)
Investment Securities Sold	237,519
Futures Contracts	930
Realized Net Gain (Loss)	238,449
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(218,983)
Futures Contracts	(455)
Change in Unrealized Appreciation (Depreciation)	(219,438)
Net Increase (Decrease) in Net Assets Resulting from Operations	93,400
1 Interest income from an affiliated company of the fund was $13,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	74,389	113,788
Realized Net Gain (Loss)	238,449	285,132
Change in Unrealized Appreciation (Depreciation)	(219,438)	374,279
Net Increase (Decrease) in Net Assets Resulting from Operations	93,400	773,199
Distributions
Net Investment Income
Investor Shares	(168)	(9,388)
Admiral Shares	(930)	(47,110)
ETF Shares	(1,118)	(56,508)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
ETF Shares	—	—
Total Distributions	(2,216)	(113,006)
Capital Share Transactions
Investor Shares	(14,036)	(82,189)
Admiral Shares	630,484	881,381
ETF Shares	558,022	822,050
Net Increase (Decrease) from Capital Share Transactions	1,174,470	1,621,242
Total Increase (Decrease)	1,265,654	2,281,435
Net Assets
Beginning of Period	6,930,837	4,649,402
End of Period[1]	8,196,491	6,930,837

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $72,256,000 and $83,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$35.19	$31.38	$23.16	$20.34	$20.85	$17.45
Investment Operations
Net Investment Income	. 300.539		.441	.423	.417	. 371
Net Realized and Unrealized Gain (Loss)
on Investments	.139	3.804	8.218	2.813	(.509)	3.403
Total from Investment Operations	.439	4.343	8.659	3.236	(.092)	3.774
Distributions
Dividends from Net Investment Income	(. 009)	(. 533)	(. 439)	(. 416)	(. 418)	(. 374)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 009)	(. 533)	(. 439)	(. 416)	(. 418)	(. 374)
Net Asset Value, End of Period	$35.62	$35.19	$31.38	$23.16	$20.34	$20.85

Total Return[1]	1.25%	13.84%	37.42%	15.91%	-0.44%	21.63%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$622	$628	$640	$487	$455	$683
Ratio of Total Expenses to
Average Net Assets	0.20%	0.23%	0.24%	0.24%	0.24%	0.26%
Ratio of Net Investment Income to
Average Net Assets	1.84%	1.86%	1.80%	2.21%	1.97%	1.99%
Portfolio Turnover Rate[2]	20%	14%	46%	33%	41%	37%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Financial Highlights

Admiral Shares
	Six Months				Sept. 27,
	Ended				2011[1] to
		Year Ended December 31,
	June 30,				Dec. 31,
For a Share Outstanding Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$46.30	$41.30	$30.47	$26.77	$25.00
Investment Operations
Net Investment Income	. 429.780		. 638	. 598.157
Net Realized and Unrealized Gain (Loss)
on Investments	.174	4.994	10.826	3.692	2.165
Total from Investment Operations	.603	5.774	11.464	4.290	2.322
Distributions
Dividends from Net Investment Income	(. 013)	(.774)	(. 634)	(. 590)	(. 552)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 013)	(.774)	(. 634)	(. 590)	(. 552)
Net Asset Value, End of Period	$46.89	$46.30	$41.30	$30.47	$26.77

Total Return[2]	1.30%	13.98%	37.66%	16.02%	9.29%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,562	$2,896	$1,753	$724	$268
Ratio of Total Expenses to Average Net Assets	0.07%	0.09%	0.09%	0.10%	0.10%[3]
Ratio of Net Investment Income to
Average Net Assets	1.97%	2.00%	1.95%	2.35%	2.11%[3]
Portfolio Turnover Rate [4]	20%	14%	46%	33%	41%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$89.39	$79.73	$58.82	$51.67	$52.97	$44.31
Investment Operations
Net Investment Income	.828	1.504	1.232	1.156	1.134	1.004
Net Realized and Unrealized Gain (Loss)
on Investments	.339	9.647	20.901	7.130	(1.297)	8.669
Total from Investment Operations	1.167	11.151	22.133	8.286	(.163)	9.673
Distributions
Dividends from Net Investment Income	(.027)	(1.491)	(1.223)	(1.136)	(1.137)	(1.013)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.027)	(1.491)	(1.223)	(1.136)	(1.137)	(1.013)
Net Asset Value, End of Period	$90.53	$89.39	$79.73	$58.82	$51.67	$52.97

Total Return	1.31%	13.98%	37.65%	16.04%	-0.32%	21.83%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,012	$3,407	$2,256	$1,147	$785	$746
Ratio of Total Expenses to
Average Net Assets	0.07%	0.09%	0.09%	0.10%	0.10%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.97%	2.00%	1.95%	2.35%	2.11%	2.13%
Portfolio Turnover Rate[1]	20%	14%	46%	33%	41%	37%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2015, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

Mid-Cap Value Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2011–2014), and for the period ended June 30, 2015, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counter-parties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counter-party risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2015, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

Mid-Cap Value Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At June 30, 2015, the fund had contributed capital of $723,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.29% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	8,173,330	—	—
Temporary Cash Investments	51,778	4,000	—
Futures Contracts—Assets[1]	31	—	—
Total	8,225,139	4,000	—
1 Represents variation margin on the last day of the reporting period.

D. At June 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	September 2015	120	12,327	(239)
E-mini S&P MidCap 400 Index	September 2015	46	6,891	(110)
S&P 500 Index	September 2015	4	2,054	(21)
				(370)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Mid-Cap Value Index Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2015, the fund realized $299,022,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2014, the fund had available capital losses totaling $32,459,000 to offset future net capital gains. Of this amount, $4,037,000 is subject to expiration on December 31, 2018. Capital losses of $28,422,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2015; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2015, the cost of investment securities for tax purposes was $7,109,200,000. Net unrealized appreciation of investment securities for tax purposes was $1,119,908,000, consisting of unrealized gains of $1,305,661,000 on securities that had risen in value since their purchase and $185,753,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2015, the fund purchased $2,774,550,000 of investment securities and sold $1,538,833,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,292,383,000 and $755,938,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

Mid-Cap Value Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2015	December 31, 2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	144,150	4,029	242,958	7,334
Issued in Lieu of Cash Distributions	163	5	9,078	258
Redeemed	(158,349)	(4,394)	(334,225)	(10,146)
Net Increase (Decrease)—Investor Shares	(14,036)	(360)	(82,189)	(2,554)
Admiral Shares
Issued	996,040	21,115	1,424,892	32,520
Issued in Lieu of Cash Distributions	829	17	41,864	905
Redeemed	(366,385)	(7,714)	(585,375)	(13,334)
Net Increase (Decrease)—Admiral Shares	630,484	13,418	881,381	20,091
ETF Shares
Issued	1,334,544	14,606	1,679,901	19,912
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(776,522)	(8,400)	(857,851)	(10,100)
Net Increase (Decrease)—ETF Shares	558,022	6,206	822,050	9,812

H. Management has determined that no material events or transactions occurred subsequent to June 30, 2015, that would require recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended June 30, 2015
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2014	6/30/2015	Period
Based on Actual Fund Return
Extended Market Index Fund
Investor Shares	$1,000.00	$1,047.65	$1.07
ETF Shares	1,000.00	1,048.38	0.41
Admiral Shares	1,000.00	1,048.32	0.41
Institutional Shares	1,000.00	1,048.48	0.30
Institutional Plus Shares	1,000.00	1,048.50	0.25
Mid-Cap Index Fund
Investor Shares	$1,000.00	$1,029.80	$1.06
ETF Shares	1,000.00	1,030.58	0.35
Admiral Shares	1,000.00	1,030.55	0.35
Institutional Shares	1,000.00	1,030.69	0.30
Institutional Plus Shares	1,000.00	1,030.71	0.20
Mid-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,047.92	$1.07
ETF Shares	1,000.00	1,048.71	0.36
Admiral Shares	1,000.00	1,048.88	0.36
Mid-Cap Value Index Fund
Investor Shares	$1,000.00	$1,012.47	$1.00
ETF Shares	1,000.00	1,013.05	0.35
Admiral Shares	1,000.00	1,013.02	0.35

Six Months Ended June 30, 2015
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2014	6/30/2015	Period
Based on Hypothetical 5% Yearly Return
Extended Market Index Fund
Investor Shares	$1,000.00	$1,023.75	$1.05
ETF Shares	1,000.00	1,024.40	0.40
Admiral Shares	1,000.00	1,024.40	0.40
Institutional Shares	1,000.00	1,024.50	0.30
Institutional Plus Shares	1,000.00	1,024.55	0.25
Mid-Cap Index Fund
Investor Shares	$1,000.00	$1,023.75	$1.05
ETF Shares	1,000.00	1,024.45	0.35
Admiral Shares	1,000.00	1,024.45	0.35
Institutional Shares	1,000.00	1,024.50	0.30
Institutional Plus Shares	1,000.00	1,024.60	0.20
Mid-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,023.75	$1.05
ETF Shares	1,000.00	1,024.45	0.35
Admiral Shares	1,000.00	1,024.45	0.35
Mid-Cap Value Index Fund
Investor Shares	$1,000.00	$1,023.80	$1.00
ETF Shares	1,000.00	1,024.45	0.35
Admiral Shares	1,000.00	1,024.45	0.35

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Extended Market Index Fund, 0.21% for Investor Shares, 0.08% for ETF Shares, 0.08% for Admiral Shares, 0.06% for Institutional Shares, and 0.05% for Institutional Plus Shares; for the Mid-Cap Index Fund, 0.21% for Investor Shares, 0.07% for ETF Shares, 0.07% for Admiral Shares, 0.06% for Institutional Shares, and 0.04% for Institutional Plus Shares; for the Mid-Cap Growth Index Fund, 0.21% for Investor Shares, 0.07% for ETF Shares, and 0.07% for Admiral Shares; and for the Mid-Cap Value Index Fund, 0.20% for Investor Shares, 0.07% for ETF Shares, and 0.07% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Extended Market Index Fund, Mid-Cap Index Fund, Mid-Cap Growth Index Fund, and Mid-Cap Value Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard). Vanguard’s Equity Investment Group—through its Equity Index Group—serves as the investment advisor for each fund. The board determined that continuing the funds’ internalized management structure was in the best interests of each fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board reviewed the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance
The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance relative to a target index and peer group. The board concluded that the performance was such that each advisory arrangement should continue. Information about the funds’ most recent performance can be found on the Performance Summary pages of this report.

Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory fee rate was also well below its peer-group average. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that each fund’s at-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Extended Market Index: Dow Jones Wilshire 4500 Index through June 17, 2005; S&P Transitional Completion Index through September 16, 2005; S&P Completion Index thereafter.

Spliced Mid-Cap Growth Index: MSCI US Mid Cap Growth Index through April 16, 2013; CRSP US Mid Cap Growth Index thereafter.

Spliced Mid-Cap Index: S&P MidCap 400 Index through May 16, 2003; MSCI US Mid Cap 450 Index through January 30, 2013; CRSP US Mid Cap Index thereafter.

Spliced Mid-Cap Value Index: MSCI US Mid Cap Value Index through April 16, 2013; CRSP US Mid Cap Value Index thereafter.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 193 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
F. William McNabb III	Occupation(s) During the Past Five Years and Other
Born 1957. Trustee Since July 2009. Chairman of	Experience: Chairman and Chief Executive Officer
the Board. Principal Occupation(s) During the Past	(retired 2009) and President (2006–2008) of
Five Years and Other Experience: Chairman of the	Rohm and Haas Co. (chemicals); Director of Tyco
Board of The Vanguard Group, Inc., and of each of	International PLC (diversified manufacturing and
the investment companies served by The Vanguard	services), Hewlett-Packard Co. (electronic computer
Group, since January 2010; Director of The Vanguard	manufacturing), and Delphi Automotive PLC
Group since 2008; Chief Executive Officer and	(automotive components); Senior Advisor at New
President of The Vanguard Group, and of each of	Mountain Capital.
the investment companies served by The Vanguard
Group, since 2008; Director of Vanguard Marketing	Amy Gutmann
Corporation; Managing Director of The Vanguard	Born 1949. Trustee Since June 2006. Principal
Group (1995–2008).	Occupation(s) During the Past Five Years and
Other Experience: President of the University of
IndependentTrustees	Pennsylvania; Christopher H. Browne Distinguished
Professor of Political Science, School of Arts and
Emerson U. Fullwood	Sciences, and Professor of Communication, Annenberg
Born 1948. Trustee Since January 2008. Principal	School for Communication, with secondary faculty
Occupation(s) During the Past Five Years and	appointments in the Department of Philosophy, School
Other Experience: Executive Chief Staff and	of Arts and Sciences, and at the Graduate School of
Marketing Officer for North America and Corporate	Education, University of Pennsylvania; Trustee of the
Vice President (retired 2008) of Xerox Corporation	National Constitution Center; Chair of the Presidential
(document management products and services);	Commission for the Study of Bioethical Issues.
Executive in Residence and 2009–2010 Distinguished
Minett Professor at the Rochester Institute of	JoAnn Heffernan Heisen
Technology; Director of SPX Corporation (multi-industry	Born 1950. Trustee Since July 1998. Principal
manufacturing), the United Way of Rochester,	Occupation(s) During the Past Five Years and Other
Amerigroup Corporation (managed health care), the	Experience: Corporate Vice President and Chief
University of Rochester Medical Center, Monroe	Global Diversity Officer (retired 2008) and Member
Community College Foundation, and North Carolina	of the Executive Committee (1997–2008) of Johnson
A&T University.	& Johnson (pharmaceuticals/medical devices/
consumer products); Director of Skytop Lodge
Corporation (hotels), the University Medical Center
at Princeton, the Robert Wood Johnson Foundation,
and the Center for Talent Innovation; Member of
the Advisory Board of the Institute for Women’s
Leadership at Rutgers University.

F. Joseph Loughrey	Executive Officers
Born 1949. Trustee Since October 2009. Principal
Occupation(s) During the Past Five Years and Other	Glenn Booraem
Experience: President and Chief Operating Officer	Born 1967. Treasurer Since May 2015. Principal
(retired 2009) of Cummins Inc. (industrial machinery);	Occupation(s) During the Past Five Years and
Chairman of the Board of Hillenbrand, Inc. (specialized	Other Experience: Principal of The Vanguard Group,
consumer services), and of Oxfam America; Director	Inc.; Treasurer of each of the investment companies
of SKF AB (industrial machinery), Hyster-Yale Materials	served by The Vanguard Group; Controller of each of
Handling, Inc. (forklift trucks), the Lumina Foundation	the investment companies served by The Vanguard
for Education, and the V Foundation for Cancer	Group (2010–2015); Assistant Controller of each of
Research; Member of the Advisory Council for the	the investment companies served by The Vanguard
College of Arts and Letters and of the Advisory Board	Group (2001–2010).
to the Kellogg Institute for International Studies, both
at the University of Notre Dame.	Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
Mark Loughridge	2008. Principal Occupation(s) During the Past Five
Born 1953. Trustee Since March 2012. Principal	Years and Other Experience: Principal of The Vanguard
Occupation(s) During the Past Five Years and Other	Group, Inc.; Chief Financial Officer of each of the
Experience: Senior Vice President and Chief Financial	investment companies served by The Vanguard Group;
Officer (retired 2013) at IBM (information technology	Treasurer of each of the investment companies served
services); Fiduciary Member of IBM’s Retirement Plan	by The Vanguard Group (1998–2008).
Committee (2004–2013); Director of the Dow Chemical
Company; Member of the Council on Chicago Booth.	Peter Mahoney
Born 1974. Controller Since May 2015. Principal
Scott C. Malpass	Occupation(s) During the Past Five Years and
Born 1962. Trustee Since March 2012. Principal	Other Experience: Head of Global Fund Accounting
Occupation(s) During the Past Five Years and Other	at The Vanguard Group, Inc.; Controller of each of the
Experience: Chief Investment Officer and Vice	investment companies served by The Vanguard Group;
President at the University of Notre Dame; Assistant	Head of International Fund Services at The Vanguard
Professor of Finance at the Mendoza College of	Group (2008–2014).
Business at Notre Dame; Member of the Notre Dame
403(b) Investment Committee; Board Member of	Heidi Stam
TIFF Advisory Services, Inc., and Catholic Investment	Born 1956. Secretary Since July 2005. Principal
Services, Inc. (investment advisors); Member of	Occupation(s) During the Past Five Years and Other
the Investment Advisory Committee of Major	Experience: Managing Director of The Vanguard
League Baseball.	Group, Inc.; General Counsel of The Vanguard Group;
Secretary of The Vanguard Group and of each of the
André F. Perold	investment companies served by The Vanguard Group;
Born 1952. Trustee Since December 2004. Principal	Director and Senior Vice President of Vanguard
Occupation(s) During the Past Five Years and Other	Marketing Corporation.
Experience: George Gund Professor of Finance and
Banking, Emeritus at the Harvard Business School	Vanguard Senior ManagementTeam
(retired 2011); Chief Investment Officer and Managing	Mortimer J. Buckley	Michael S. Miller
Partner of HighVista Strategies LLC (private investment	Kathleen C. Gubanich	James M. Norris
firm); Director of Rand Merchant Bank; Overseer of	Paul A. Heller	Thomas M. Rampulla
the Museum of Fine Arts Boston.	Martha G. King	Glenn W. Reed
	John T. Marcante	Karin A. Risi
Peter F. Volanakis	Chris D. McIsaac
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years and Other
Experience: President and Chief Operating Officer	Chairman Emeritus and Senior Advisor
(retired 2010) of Corning Incorporated (communications	John J. Brennan
equipment); Trustee of Colby-Sawyer College;	Chairman, 1996–2009
Member of the Advisory Board of the Norris Cotton	Chief Executive Officer and President, 1996–2008
Cancer Center and of the Advisory Board of the
Parthenon Group (strategy consulting).	Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	The index is a product of S&P Dow Jones Indices LLC
Direct Investor Account Services > 800-662-2739	(“SPDJI”), and has been licensed for use by Vanguard.
Standard & Poor’s® and S&P® are registered
Institutional Investor Services > 800-523-1036	trademarks of Standard & Poor’s Financial Services LLC
Text Telephone for People	(“S&P”); Dow Jones® is a registered trademark of Dow
Who Are Deaf or Hard of Hearing> 800-749-7273	Jones Trademark Holdings LLC (“Dow Jones”); S&P®
and S&P 500® are trademarks of S&P; and these
This material may be used in conjunction	trademarks have been licensed for use by SPDJI and
with the offering of shares of any Vanguard	sublicensed for certain purposes by Vanguard.
fund only if preceded or accompanied by	Vanguard product(s) are not sponsored, endorsed, sold
or promoted by SPDJI, Dow Jones, S&P, or their
the fund’s current prospectus.	respective affiliates and none of such parties make any
All comparative mutual fund data are from Lipper, a	representation regarding the advisability of investing in
Thomson Reuters Company, or Morningstar, Inc., unless	such product(s) nor do they have any liability for any
otherwise noted.	errors, omissions, or interruptions of the index.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2015 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q982 082015

Semiannual Report | June 30, 2015

Vanguard U.S. Stock Index Funds

Large-Capitalization Portfolios

Vanguard Growth Index Fund

Vanguard Value Index Fund

Vanguard Large-Cap Index Fund

The mission continues

On May 1, 1975, Vanguard began operations, a fledgling company based on the simple but revolutionary idea that a mutual fund company should be managed solely in the interest of its investors.

Four decades later, that revolutionary spirit continues to animate the enterprise. Vanguard remains on a mission to give investors the best chance of investment success.

As we mark our 40th anniversary, we thank you for entrusting your assets to Vanguard and giving us the opportunity to help you reach your financial goals in the decades to come.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	4
Growth Index Fund.	10
Value Index Fund.	30
Large-Cap Index Fund.	49
About Your Fund’s Expenses.	72
Trustees Approve Advisory Arrangements.	75
Glossary.	76

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Since our founding, Vanguard has drawn inspiration from the enterprise and valor demonstrated by British naval hero Horatio Nelson and his command at the Battle of the Nile in 1798. The photograph displays a replica of a merchant ship from the same era as Nelson’s flagship, the HMS Vanguard.

Your Fund’s Total Returns

Six Months Ended June 30, 2015
Total
Returns
Vanguard Growth Index Fund
Investor Shares	3.14%
ETF Shares
Market Price	3.22
Net Asset Value	3.21
Admiral™ Shares	3.20
Institutional Shares	3.22
CRSP US Large Cap Growth Index	3.25
Large-Cap Growth Funds Average	4.19
Large-Cap Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard Value Index Fund
Investor Shares	-0.16%
ETF Shares
Market Price	-0.06
Net Asset Value	-0.07
Admiral Shares	-0.06
Institutional Shares	-0.06
CRSP US Large Cap Value Index	-0.07
Large-Cap Value Funds Average	0.34
Large-Cap Value Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

1

Your Fund’s Total Returns

Six Months Ended June 30, 2015
Total
Returns
Vanguard Large-Cap Index Fund
Investor Shares	1.37%
ETF Shares
Market Price	1.47
Net Asset Value	1.45
Admiral Shares	1.46
Institutional Shares	1.45
CRSP US Large Cap Index	1.47
Large-Cap Core Funds Average	1.01

Large-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

2

Your Fund’s Performance at a Glance

December 31, 2014, Through June 30, 2015
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Growth Index Fund
Investor Shares	$53.71	$55.12	$0.284	$0.000
ETF Shares	104.33	107.06	0.628	0.000
Admiral Shares	53.71	55.11	0.324	0.000
Institutional Shares	53.70	55.11	0.326	0.000
Vanguard Value Index Fund
Investor Shares	$32.95	$32.53	$0.371	$0.000
ETF Shares	84.45	83.39	1.010	0.000
Admiral Shares	32.94	32.53	0.394	0.000
Institutional Shares	32.94	32.53	0.396	0.000
Vanguard Large-Cap Index Fund
Investor Shares	$38.12	$38.32	$0.326	$0.000
ETF Shares	94.36	94.86	0.876	0.000
Admiral Shares	47.65	47.91	0.443	0.000
Institutional Shares	196.14	197.18	1.830	0.000

3

Chairman’s Letter

Dear Shareholder,

U.S. stocks traveled a choppy course during the six months ended June 30, 2015, as uncertainty on multiple fronts—including the possible rise in U.S. short-term interest rates, the Greek debt crisis, and slower growth in China—weighed on returns.

In general, large-capitalization stocks trailed small-cap stocks, and investors favored growth stocks over their value counterparts.

In this environment, Vanguard Growth Index Fund returned 3.14% for the half year, while Vanguard Value Index Fund returned –0.16%. Vanguard Large-Cap Index Fund, which includes both growth and value stocks, returned 1.37%. (All returns are for the funds’ Investor Shares.)

The three funds closely tracked their target indexes. The large-cap fund exceeded the average return of its peers; the growth and value funds lagged their respective peers.

U.S. stocks held on to gains
despite fading at the finish
U.S. stocks returned about 2% for the half

year as Greece’s debt drama intensified. Mixed economic news, stock valuations perceived as high by many investors, and the strong U.S. dollar’s negative effect on the profits of U.S.-based multinational companies also unsettled markets. On the other side of the ledger, investors seemed reassured by the Federal Reserve’s careful approach to a potential rise in short-term

4

interest rates, by other nations’ monetary stimulus programs, and by corporate earnings that generally surpassed forecasts.

International stocks returned about 5% for U.S. investors; results would have been higher if not for the dollar’s strength against many foreign currencies. Returns for the developed markets of the Pacific region, led by Japan, surpassed those of Europe and emerging markets.

After bursting from the gate, bond prices lost momentum
Strong results in January didn’t hold up for the broad U.S. taxable bond market, which returned –0.10% for the half year after declining in four of the six months. The yield of the 10-year Treasury note ended June at 2.33%, up from 2.19% six months earlier. (Bond prices and yields move in opposite directions.)

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned –5.43% as the dollar’s strength limited returns. Without this currency effect, returns were just marginally negative. As investors grew more confident about Europe’s economic growth, European bond yields bounced back from their very low (and in some cases, negative) levels.

Returns were negligible for money market funds and savings accounts, which remained handcuffed by the Fed’s target of 0%–0.25% for short-term rates.

Market Barometer

			Total Returns
		Periods Ended June 30, 2015
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	1.71%	7.37%	17.58%
Russell 2000 Index (Small-caps)	4.75	6.49	17.08
Russell 3000 Index (Broad U.S. market)	1.94	7.29	17.54
FTSE All-World ex US Index (International)	4.61	-4.36	8.16

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	-0.10%	1.86%	3.35%
Barclays Municipal Bond Index (Broad tax-exempt market)	0.11	3.00	4.50
Citigroup Three-Month U.S. Treasury Bill Index	0.00	0.02	0.05

CPI
Consumer Price Index	1.63%	0.12%	1.83%

5

Growth stocks dominated large-cap stock returns
As I mentioned earlier, growth stocks drove the performance of the large-cap index funds. Unlike 2014, when the returns of the funds finished closely grouped together, there was a notable difference in performance between growth and value stocks in the first half of 2015.

Experienced investors know that growth and value stocks periodically swap market leadership positions. Of course, the timing of those changes is all but impossible to predict. One reason we encourage investors to hold a broadly diversified portfolio is that it gives them exposure to all segments of the market—including both growth and value stocks—regardless of which category is in favor at a given time. (See the text box on page 7 for more about the long-term performance of growth and value stocks.)

Although the large-cap index funds’ results varied, each was influenced by a few top-performing sectors of the broad U.S. stock market: health care, consumer services, technology, and telecommunications. And utilities detracted from all three funds’ results.

For each fund, health care was the largest contributor to returns. The sector has surged this year as biotechnology and pharmaceutical companies reported strong earnings aided by productive pipelines for new medicines. An aging baby boomer

Expense Ratios
Your Fund Compared With Its Peer Group

	Investor	ETF	Admiral	Institutional	Peer Group
	Shares	Shares	Shares	Shares	Average
Growth Index Fund	0.23%	0.09%	0.09%	0.08%	1.21%
Value Index Fund	0.23	0.09	0.09	0.08	1.13
Large-Cap Index Fund	0.23	0.09	0.09	0.08	1.12

The fund expense ratios shown are from the prospectus dated April 28, 2015, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2015, the funds’ annualized expense ratios were: for the Growth Index Fund, 0.21% for Investor Shares, 0.07% for ETF Shares, 0.07% for Admiral Shares, and 0.06% for Institutional Shares; for the Value Index Fund, 0.21% for Investor Shares, 0.07% for ETF Shares, 0.07% for Admiral Shares, and 0.06% for Institutional Shares; and for the Large-Cap Index Fund, 0.21% for Investor Shares, 0.07% for ETF Shares, 0.07% for Admiral Shares, and 0.06% for Institutional Shares. The peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2014.

Peer groups: For the Growth Index Fund, Large-Cap Growth Funds; for the Value Index Fund, Large-Cap Value Funds; and for the Large-Cap Index Fund, Large-Cap Core Funds.

6

generation and the increased implementation of the Affordable Care Act also bolstered health care spending. Although there were concerns in the market that certain health care stocks might be overvalued, the sector held up during the period.

Consumer services boosted the results of both the Growth Index Fund and the Large-Cap Index Fund. Retail sales rebounded from earlier in 2015, thanks to a rise in consumer spending. Online retailers and video streaming services were among the winners as increased

Growth stocks versus value stocks: A case for both

Growth and value stocks typically take turns outperforming each other. The chart here shows how they have switched off during the past 20 years in leading or lagging a broad market average.

These two styles of investing are typically considered complementary—when growth is performing well, value typically isn’t, and vice versa. Very generally speaking, growth stocks represent companies that are expected to expand their businesses at a rapid pace, while value stocks typically represent more established, slower-growing companies.

Which does better in the long run? Neither. Vanguard research has shown that there is no significant long-term difference in the risk/reward characteristics of growth and value stocks.
But, because their performance can vary considerably over shorter time periods, a truly diversified portfolio should have exposure to both.

Rolling 12-month return differences, 1994–2014

Russell 3000 Growth Index Russell 3000 Value Index

Note:“Rolling” means here that 12-month returns were calculated from the start of each month in the 20-year period ended December 31, 2014.
The Russell 3000 Index represents the broad U.S. stock market. The Russell indexes use a different index construction methodology than the CRSP indexes used in your fund.
Source: Vanguard.

7

demand and larger subscriptions helped these companies notch double-digit gains. However, more competition and shifting consumer tastes did not benefit all retailers. Some large airlines, discount retailers, and electronics companies posted negative results. Results for the Value Index Fund, which included some of these weaker performers, were slightly negative.

Technology, the Growth Index Fund’s largest sector holding, was also a key contributor to its return. Tech companies with new product lines and strong mobile device sales produced strong earnings, while slower-growing, more traditional computer hardware and semiconductor makers faced challenges as demand for personal computers fell. The Large-Cap Index Fund’s return for the sector was flat; the Value Index Fund’s tech holdings declined.

Shares of telecommmunications companies advanced, in part because their profits were not as affected by the strength of the U.S. dollar abroad. Many of these companies conduct much of their business in the domestic market.

Utilities, the market’s worst-performing sector, weighed on each of the funds. The Value Index Fund, which had the largest allocation to utilities, suffered most. The sector slipped during the period as investors who once favored high-yielding utility stocks focused on other opportunities, given the possibility of a rise in interest rates later this year.

Other sector heavyweights posted mixed results. For example, financials, the largest sector for both the Value Index Fund and Large-Cap Index Fund, contributed little to their results, and turned in a negative return for the Growth Index Fund. And while the banking and financial services subsectors did well, real estate investment trusts (REITs) fell sharply. REITs struggled during the period, to an extent because investors are concerned about how rising interest rates might affect the industry.

As your investment costs go down, your chance for success can go up
Being an investor can be frustrating at times: You’re planning for your financial future, but some factors—for example, the financial markets—are beyond your control. Although you can’t control the markets, you do have some choice in how much you pay to invest in them. And what you pay can greatly affect your chance for investing success.

At Vanguard, as you know, we take minimizing costs seriously. Indeed, that’s one of our four investment principles. (You can read more in Vanguard’s Principles for Investing Success, available at vanguard.com/research.) Paying less in expenses has an intuitive, immediate appeal.

Less obvious, perhaps, is the enormous advantage that low costs can offer over time.

8

Imagine two well-diversified portfolios, each with a starting balance of $100,000 and each earning a yearly return of 6%, which is reinvested over a 30-year period. In one scenario, the investor pays 0.25% of assets in portfolio expenses every year, while in the other, the investor pays 0.90%. (Keep in mind that this is a hypothetical example and doesn’t represent any particular investment.)

After 30 years, the lower-cost portfolio has a balance of more than $530,000, while the higher-cost portfolio has a balance of almost $440,000. What might seem like a trifling cost difference at the start becomes a meaningful difference in the long term—in this example, nearly $100,000.

Increasingly, investors recognize the importance of minimizing costs. According to Morningstar, over the past ten years, 95% of mutual fund cash flows have gone into funds ranked in the lowest 20% in terms of their expenses. We’re pleased to see this trend, because it means investors are keeping more of their returns and, by doing so, they’ve given themselves a better chance of reaching their financial goals.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 13, 2015

9

Growth Index Fund

Fund Profile
As of June 30, 2015

Share-Class Characteristics

	Investor		Admiral	Institutional
	Shares	ETF Shares	Shares	Shares
Ticker Symbol	VIGRX	VUG	VIGAX	VIGIX
Expense Ratio[1]	0.23%	0.09%	0.09%	0.08%
30-Day SEC Yield	1.19%	1.33%	1.33%	1.33%

Portfolio Characteristics
			DJ
			U.S.
		CRSP US	Total
		Large Cap	Market
		Growth	FA
	Fund	Index	Index
Number of Stocks	369	368	3,854
Median Market Cap	$59.4B	$59.4B	$49.5B
Price/Earnings Ratio	25.4x	25.4x	21.6x
Price/Book Ratio	4.8x	4.8x	2.8x
Return on Equity	22.3%	21.8%	17.4%
Earnings Growth
Rate	18.4%	18.3%	11.6%
Dividend Yield	1.4%	1.4%	1.9%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	7%	—	—
Short-Term
Reserves	0.0%	—	—

Volatility Measures
		DJ
		U.S. Total
	Spliced	Market
	Growth Index	FA Index
R-Squared	1.00	0.91
Beta	1.00	1.00

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)

Apple Inc.	Computer Hardware	8.0%
Google Inc.	Internet	3.4
Facebook Inc.	Internet	2.0
Walt Disney Co.	Broadcasting &
	Entertainment	1.9
Gilead Sciences Inc.	Biotechnology	1.9
Amazon.com Inc.	Broadline Retailers	1.8
Coca-Cola Co.	Soft Drinks	1.7
Comcast Corp.	Broadcasting &
	Entertainment	1.6
Home Depot Inc.	Home Improvement
	Retailers	1.6
Oracle Corp.	Software	1.5
Top Ten		25.4%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 28, 2015, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2015, the annualized expense ratios were 0.21% for Investor Shares, 0.07% for ETF Shares, 0.07% for Admiral Shares, and 0.06% for Institutional Shares.

10

Growth Index Fund

Sector Diversification (% of equity exposure)
		CRSP US	DJ
		Large Cap	U.S. Total
		Growth	Market
	Fund	Index	FA Index
Basic Materials	1.4%	1.4%	2.7%
Consumer Goods	9.3	9.3	9.8
Consumer Services	21.8	21.8	14.3
Financials	12.1	12.1	19.1
Health Care	14.6	14.6	14.2
Industrials	11.5	11.5	12.3
Oil & Gas	5.0	5.0	7.2
Technology	23.9	23.9	15.6
Telecommunications	0.3	0.3	2.0
Utilities	0.1	0.1	2.8

Investment Focus

11

Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2004, Through June 30, 2015

Growth Index Fund Investor Shares
Spliced Growth Index

For a benchmark description, see the Glossary.

Note: For 2015, performance data reflect the six months ended June 30, 2015.

Average Annual Total Returns: Periods Ended June 30, 2015

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	11/2/1992	9.45%	18.49%	9.00%
ETF Shares	1/26/2004
Market Price		9.63	18.66	9.15
Net Asset Value		9.59	18.65	9.14
Admiral Shares	11/13/2000	9.61	18.65	9.14
Institutional Shares	5/14/1998	9.61	18.67	9.17

See Financial Highlights for dividend and capital gains information.

12

Growth Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2015

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (100.0%)[1]
Basic Materials (1.4%)
	Praxair Inc.	1,530,525	182,974
	Ecolab Inc.	1,422,583	160,852
	Sigma-Aldrich Corp.	635,242	88,521
	International Flavors &
	Fragrances Inc.	429,337	46,922
*	WR Grace & Co.	386,264	38,742
	Airgas Inc.	360,484	38,132
	FMC Corp.	708,757	37,245
	Eastman Chemical Co.	355,033	29,049
*	Axalta Coating Systems
	Ltd.	671,051	22,198
	Westlake Chemical Corp.	212,014	14,542
	CONSOL Energy Inc.	607,299	13,203
			672,380
Consumer Goods (9.3%)
	Coca-Cola Co.	20,823,978	816,925
	Philip Morris
	International Inc.	8,223,572	659,284
	NIKE Inc. Class B	3,621,380	391,182
	Colgate-Palmolive Co.	4,801,869	314,090
	Monsanto Co.	2,527,424	269,398
*,^	Tesla Motors Inc.	503,252	135,002
	VF Corp.	1,804,758	125,864
*	Monster Beverage Corp.	813,090	108,970
	Estee Lauder Cos. Inc.
	Class A	1,225,531	106,205
*	Electronic Arts Inc.	1,586,735	105,518
	Constellation Brands Inc.
	Class A	864,318	100,278
	Mead Johnson Nutrition
	Co.	1,075,318	97,015
*	Under Armour Inc.
	Class A	952,282	79,458
	Hanesbrands Inc.	2,132,257	71,047
	BorgWarner Inc.	1,201,811	68,311
	Hershey Co.	756,828	67,229
*	Mohawk Industries Inc.	329,770	62,953
	Harley-Davidson Inc.	1,104,863	62,259

			Market
			Value•
		Shares	($000)
	Brown-Forman Corp.
	Class B	568,950	56,997
	Church & Dwight Co. Inc.	694,729	56,363
*	Jarden Corp.	971,084	50,254
	Polaris Industries Inc.	335,149	49,639
	McCormick & Co. Inc.	584,061	47,280
	Keurig Green Mountain
	Inc.	613,092	46,981
	Harman International
	Industries Inc.	377,496	44,899
*	LKQ Corp.	1,452,258	43,924
	Stanley Black & Decker
	Inc.	407,995	42,937
*	Michael Kors Holdings
	Ltd.	1,012,428	42,613
	Ralph Lauren Corp.
	Class A	320,596	42,434
	Leucadia National Corp.	1,654,462	40,170
	Hormel Foods Corp.	700,907	39,510
*	WABCO Holdings Inc.	295,757	36,591
*	lululemon athletica Inc.	526,148	34,358
*	NVR Inc.	20,521	27,498
	PVH Corp.	219,632	25,302
	Snap-on Inc.	154,020	24,528
	DR Horton Inc.	873,820	23,908
	Lennar Corp. Class A	463,139	23,639
	Coty Inc. Class A	390,963	12,499
*	GoPro Inc. Class A	177,908	9,379
*	Fossil Group Inc.	110,211	7,644
*	Fitbit Inc.	183,181	7,003
	Lennar Corp. Class B	180	8
			4,477,346
Consumer Services (21.8%)
	Walt Disney Co.	8,106,411	925,266
*	Amazon.com Inc.	1,977,618	858,464
	Home Depot Inc.	6,895,550	766,302
	Comcast Corp. Class A	11,461,437	689,291
	McDonald’s Corp.	5,088,210	483,736
	Starbucks Corp.	7,567,017	405,706
*	eBay Inc.	5,803,943	349,630
	Lowe’s Cos. Inc.	5,052,032	338,335

13

Growth Index Fund

			Market
			Value•
		Shares	($000)
*	Priceline Group Inc.	275,176	316,829
	Costco Wholesale Corp.	2,335,655	315,454
	Time Warner Cable Inc.	1,500,672	267,375
*	DIRECTV	2,542,009	235,873
	Twenty-First Century Fox
	Inc. Class A	7,059,930	229,765
	TJX Cos. Inc.	3,440,677	227,670
	Yum! Brands Inc.	2,295,370	206,767
*	Netflix Inc.	305,731	200,847
	Time Warner Inc.	2,079,271	181,749
	American Airlines Group
	Inc.	3,677,933	146,878
	CBS Corp. Class B	2,328,642	129,240
	Dollar General Corp.	1,531,629	119,069
	Southwest Airlines Co.	3,547,845	117,398
*	O’Reilly Automotive Inc.	509,316	115,095
	L Brands Inc.	1,319,501	113,121
*	AutoZone Inc.	168,408	112,311
	Las Vegas Sands Corp.	2,119,762	111,436
	Ross Stores Inc.	2,196,691	106,781
	Comcast Corp. Special
	Class A	1,730,206	103,709
*	Chipotle Mexican Grill
	Inc. Class A	164,713	99,650
*	Dollar Tree Inc.	1,039,816	82,135
*	DISH Network Corp.
	Class A	1,131,326	76,602
	Marriott International Inc.	1,021,675	76,002
	Whole Foods Market Inc.	1,902,062	75,017
	Nielsen NV	1,660,875	74,357
	Starwood Hotels &
	Resorts Worldwide Inc.	907,138	73,560
*	CarMax Inc.	1,110,679	73,538
	Royal Caribbean Cruises
	Ltd.	933,769	73,478
*	Hilton Worldwide
	Holdings Inc.	2,620,884	72,205
*	Charter Communications
	Inc. Class A	416,264	71,285
*	Liberty Interactive Corp.
	QVC Group Class A	2,353,295	65,304
	Tractor Supply Co.	724,219	65,136
	Twenty-First Century Fox
	Inc.	1,954,482	62,973
	Advance Auto Parts Inc.	388,306	61,853
*	Bed Bath & Beyond Inc.	873,409	60,248
	Viacom Inc. Class B	896,215	57,931
	Expedia Inc.	517,902	56,633
	Nordstrom Inc.	758,018	56,472
	Signet Jewelers Ltd.	426,097	54,643
	Tiffany & Co.	582,708	53,493
	Wyndham Worldwide
	Corp.	637,639	52,229
*	TripAdvisor Inc.	590,153	51,426
*	Ulta Salon Cosmetics &
	Fragrance Inc.	323,962	50,036

			Market
			Value•
		Shares	($000)
	Foot Locker Inc.	742,047	49,725
	Gap Inc.	1,225,417	46,774
	Family Dollar Stores Inc.	577,435	45,508
*	IHS Inc. Class A	346,854	44,616
*	MGM Resorts
	International	2,390,769	43,632
*	Sirius XM Holdings Inc.	11,622,970	43,354
	H&R Block Inc.	1,461,152	43,323
*	Discovery
	Communications Inc.	1,382,904	42,981
	Wynn Resorts Ltd.	431,086	42,535
*	Norwegian Cruise Line
	Holdings Ltd.	731,620	41,000
	Williams-Sonoma Inc.	437,807	36,018
	FactSet Research
	Systems Inc.	210,595	34,224
*	AutoNation Inc.	423,757	26,688
*	Discovery
	Communications Inc.
	Class A	792,893	26,372
	Scripps Networks
	Interactive Inc. Class A	399,661	26,126
	Omnicare Inc.	256,872	24,210
	Alaska Air Group Inc.	343,702	22,145
*	Hertz Global Holdings Inc.	1,092,066	19,788
*	Urban Outfitters Inc.	519,613	18,186
*	Sprouts Farmers Market
	Inc.	649,626	17,527
*	Hyatt Hotels Corp. Class A	175,153	9,929
	Viacom Inc. Class A	3,936	255
	CBS Corp. Class A	2,760	158
			10,475,377
Financials (12.1%)
	Visa Inc. Class A	10,390,829	697,744
	MasterCard Inc. Class A	5,332,370	498,470
	Simon Property Group
	Inc.	1,652,311	285,883
	American Tower
	Corporation	2,245,967	209,526
	Charles Schwab Corp.	6,275,448	204,893
	BlackRock Inc.	568,003	196,518
	American Express Co.	2,291,800	178,119
	Marsh & McLennan Cos.
	Inc.	2,850,037	161,597
	Aon plc	1,496,281	149,149
	McGraw Hill Financial Inc.	1,452,995	145,953
	Public Storage	780,201	143,846
	Crown Castle International
	Corp.	1,771,784	142,274
	Equity Residential	1,932,261	135,587
	Intercontinental Exchange
	Inc.	590,902	132,132
	Health Care REIT Inc.	1,861,283	122,156
	AvalonBay Communities
	Inc.	701,337	112,123
	Ventas Inc.	1,755,553	109,002

14

Growth Index Fund

			Market
			Value•
		Shares	($000)
	Prologis Inc.	2,781,941	103,210
	T. Rowe Price Group Inc.	1,314,194	102,152
	Boston Properties Inc.	814,349	98,569
	Moody’s Corp.	911,817	98,440
	Weyerhaeuser Co.	2,748,478	86,577
	Invesco Ltd.	2,286,496	85,721
	Vornado Realty Trust	899,518	85,391
	Host Hotels & Resorts Inc.	4,022,351	79,763
	Equinix Inc.	302,184	76,755
	Essex Property Trust Inc.	346,924	73,721
	General Growth Properties
	Inc.	2,822,660	72,430
*	Affiliated Managers Group
	Inc.	290,662	63,539
	Macerich Co.	840,119	62,673
	Equifax Inc.	631,992	61,360
	SL Green Realty Corp.	528,686	58,097
*	Markel Corp.	70,321	56,305
*	CBRE Group Inc. Class A	1,502,455	55,591
	Realty Income Corp.	1,234,492	54,799
	Franklin Resources Inc.	1,066,316	52,282
	Digital Realty Trust Inc.	720,848	48,066
	TD Ameritrade Holding
	Corp.	1,298,491	47,810
	Kimco Realty Corp.	2,081,202	46,910
	Federal Realty Investment
	Trust	364,581	46,699
	HCP Inc.	1,223,952	44,638
	UDR Inc.	1,374,653	44,030
	Raymond James Financial
	Inc.	687,885	40,984
	Jones Lang LaSalle Inc.	238,084	40,712
	American Realty Capital
	Properties Inc.	4,805,043	39,065
	SEI Investments Co.	793,766	38,918
	Lazard Ltd. Class A	689,644	38,786
	Plum Creek Timber Co. Inc.	932,320	37,824
*	Realogy Holdings Corp.	777,862	36,342
	MSCI Inc. Class A	566,850	34,890
	Camden Property Trust	461,052	34,247
	Alexandria Real Estate
	Equities Inc.	382,405	33,445
	Iron Mountain Inc.	950,093	29,453
*	E*TRADE Financial Corp.	768,662	23,021
	Brixmor Property Group
	Inc.	947,081	21,906
	LPL Financial Holdings Inc.	433,582	20,157
*,^	LendingClub Corp.	396,352	5,846
	Communications Sales &
	Leasing Inc.	158,893	3,928
			5,810,024
Health Care (14.6%)
	Gilead Sciences Inc.	7,801,280	913,374
*	Allergan plc	2,083,254	632,184
	Amgen Inc.	4,036,189	619,636

			Market
			Value•
		Shares	($000)
	AbbVie Inc.	8,680,635	583,252
*	Biogen Inc.	1,248,706	504,402
*	Celgene Corp.	4,210,426	487,294
*	Express Scripts Holding
	Co.	3,871,421	344,324
	Thermo Fisher Scientific
	Inc.	2,113,086	274,194
*	Alexion Pharmaceuticals
	Inc.	1,262,093	228,149
*	Regeneron
	Pharmaceuticals Inc.	403,337	205,754
*	Illumina Inc.	765,013	167,048
	Stryker Corp.	1,707,461	163,182
*	Vertex Pharmaceuticals
	Inc.	1,293,953	159,777
*	Mylan NV	2,211,500	150,072
	Perrigo Co. plc	737,728	136,354
*	BioMarin Pharmaceutical
	Inc.	851,133	116,418
	Zoetis Inc.	2,388,903	115,193
*	Intuitive Surgical Inc.	195,662	94,798
*	Incyte Corp.	855,460	89,148
*	Edwards Lifesciences
	Corp.	570,892	81,312
	Becton Dickinson and Co.	555,950	78,750
*	Mallinckrodt plc	620,643	73,062
*	DaVita HealthCare
	Partners Inc.	913,231	72,575
	CR Bard Inc.	394,105	67,274
*	Laboratory Corp. of
	America Holdings	532,944	64,604
*	Henry Schein Inc.	444,229	63,134
*	Jazz Pharmaceuticals plc	307,696	54,176
*	Waters Corp.	416,986	53,533
*	Alkermes plc	788,597	50,738
*	Medivation Inc.	417,758	47,708
*	Varian Medical Systems
	Inc.	529,692	44,669
	ResMed Inc.	747,964	42,163
*	Hospira Inc.	458,095	40,638
*	Envision Healthcare
	Holdings Inc.	986,357	38,941
	DENTSPLY International
	Inc.	742,191	38,260
*	IDEXX Laboratories Inc.	496,732	31,860
*	Quintiles Transnational
	Holdings Inc.	388,693	28,223
*	Centene Corp.	283,752	22,814
	Cooper Cos. Inc.	128,026	22,785
*	Alnylam Pharmaceuticals
	Inc.	178,772	21,429
*	Bluebird Bio Inc.	85,457	14,388
*	Intercept Pharmaceuticals
	Inc.	41,348	9,981
			7,047,570

15

Growth Index Fund

			Market
			Value•
		Shares	($000)
Industrials (11.5%)
	3M Co.	3,367,397	519,589
	Union Pacific Corp.	4,648,013	443,281
	United Parcel Service Inc.
	Class B	3,723,980	360,891
	Accenture plc Class A	3,324,450	321,740
	Danaher Corp.	3,192,492	273,245
	Boeing Co.	1,651,880	229,149
	Automatic Data
	Processing Inc.	2,492,447	199,969
	Precision Castparts Corp.	697,175	139,344
	Cummins Inc.	962,552	126,277
	FedEx Corp.	715,651	121,947
*	LinkedIn Corp. Class A	585,395	120,960
	PACCAR Inc.	1,883,991	120,218
	Sherwin-Williams Co.	420,491	115,643
*	Fiserv Inc.	1,257,044	104,121
	Amphenol Corp. Class A	1,639,962	95,069
	Fidelity National
	Information Services Inc.	1,504,836	92,999
	Roper Technologies Inc.	533,616	92,027
*	Alliance Data Systems
	Corp.	312,847	91,333
	Rockwell Automation Inc.	714,445	89,048
	Paychex Inc.	1,734,112	81,295
	WW Grainger Inc.	319,732	75,665
	Pall Corp.	567,101	70,576
	AMETEK Inc.	1,282,107	70,234
	Agilent Technologies Inc.	1,782,649	68,775
	Pentair plc	953,560	65,557
*	FleetCor Technologies Inc.	414,180	64,637
*	Stericycle Inc.	451,466	60,456
*	TransDigm Group Inc.	268,692	60,367
	Fastenal Co.	1,405,074	59,266
	Textron Inc.	1,326,231	59,190
	Vulcan Materials Co.	704,236	59,107
*	Verisk Analytics Inc.
	Class A	803,096	58,433
	Sealed Air Corp.	1,115,628	57,321
	Kansas City Southern	586,819	53,518
*	Mettler-Toledo
	International Inc.	148,535	50,719
	Masco Corp.	1,850,512	49,353
	CH Robinson Worldwide
	Inc.	774,135	48,298
	Martin Marietta Materials
	Inc.	339,911	48,101
*	Sensata Technologies
	Holding NV	901,285	47,534
	Towers Watson & Co.
	Class A	367,906	46,283
	Wabtec Corp.	487,074	45,902
*	United Rentals Inc.	514,827	45,109
	Expeditors International
	of Washington Inc.	964,567	44,471

			Market
			Value•
		Shares	($000)
	Cintas Corp.	485,795	41,093
	JB Hunt Transport
	Services Inc.	494,912	40,627
	Robert Half International
	Inc.	681,135	37,803
	Flowserve Corp.	713,703	37,584
	Macquarie Infrastructure
	Corp.	400,156	33,065
*	Trimble Navigation Ltd.	1,377,123	32,307
*	Quanta Services Inc.	1,085,600	31,287
	B/E Aerospace Inc.	563,631	30,943
	Hubbell Inc. Class B	269,152	29,144
^	Chicago Bridge & Iron Co.
	NV	519,202	25,981
	Donaldson Co. Inc.	724,858	25,950
	Allison Transmission
	Holdings Inc.	858,511	25,120
	FLIR Systems Inc.	743,824	22,925
*	Colfax Corp.	459,994	21,229
	Fortune Brands Home &
	Security Inc.	422,985	19,381
	Owens Corning	298,482	12,312
	Rock-Tenn Co. Class A	332	19
			5,513,787
Oil & Gas (5.0%)
	Schlumberger Ltd.	6,740,265	580,943
	Kinder Morgan Inc.	9,207,587	353,479
	EOG Resources Inc.	2,913,966	255,118
	Anadarko Petroleum
	Corp.	2,696,356	210,478
	Williams Cos. Inc.	3,578,209	205,353
	Pioneer Natural
	Resources Co.	792,608	109,927
	Noble Energy Inc.	2,054,455	87,684
*	Cheniere Energy Inc.	1,193,103	82,634
*	Concho Resources Inc.	637,074	72,537
	Cabot Oil & Gas Corp.	2,195,578	69,249
	EQT Corp.	808,327	65,749
	Cimarex Energy Co.	502,023	55,378
*	FMC Technologies Inc.	1,225,804	50,859
	Range Resources Corp.	852,641	42,103
*	Whiting Petroleum Corp.	1,083,557	36,408
^	Core Laboratories NV	227,354	25,927
	Oceaneering International
	Inc.	524,154	24,420
*	Weatherford International
	plc	1,848,058	22,676
*	Continental Resources
	Inc.	494,209	20,950
*	Antero Resources Corp.	368,826	12,666
*	Cobalt International
	Energy Inc.	934,405	9,073
*	Dresser-Rand Group Inc.	34,312	2,923
			2,396,534

16

Growth Index Fund

			Market
			Value•
		Shares	($000)
Technology (23.9%)
	Apple Inc.	30,581,925	3,835,738
*	Facebook Inc. Class A	11,341,237	972,681
*	Google Inc. Class A	1,530,227	826,384
*	Google Inc. Class C	1,541,771	802,507
	Oracle Corp.	17,386,631	700,681
	QUALCOMM Inc.	8,653,560	541,972
	Texas Instruments Inc.	5,522,695	284,474
	EMC Corp.	10,309,338	272,063
*	Salesforce.com inc	3,308,197	230,350
*	Adobe Systems Inc.	2,522,918	204,382
*	Cognizant Technology
	Solutions Corp. Class A	3,240,958	197,990
	Avago Technologies Ltd.
	Class A	1,362,090	181,063
*	Yahoo! Inc.	4,483,742	176,166
	Intuit Inc.	1,390,205	140,091
*	Cerner Corp.	1,643,922	113,529
*	Micron Technology Inc.	5,742,611	108,191
*	Twitter Inc.	2,954,496	107,012
	Analog Devices Inc.	1,663,937	106,800
	Skyworks Solutions Inc.	1,014,483	105,608
	Altera Corp.	1,598,306	81,833
*	Red Hat Inc.	973,691	73,932
*	Palo Alto Networks Inc.	399,745	69,835
	Lam Research Corp.	840,392	68,366
*	Catamaran Corp.	1,104,064	67,436
*	Qorvo Inc.	793,391	63,685
*	Akamai Technologies Inc.	900,356	62,863
	Applied Materials Inc.	3,268,548	62,821
	Xilinx Inc.	1,372,750	60,621
*	Autodesk Inc.	1,208,465	60,514
*	Citrix Systems Inc.	850,750	59,689
*	ServiceNow Inc.	775,588	57,634
	Linear Technology Corp.	1,271,221	56,226
	NVIDIA Corp.	2,713,144	54,561
	Maxim Integrated
	Products Inc.	1,506,811	52,098
	Microchip Technology Inc.	1,019,113	48,331
	KLA-Tencor Corp.	848,904	47,717
*	F5 Networks Inc.	381,762	45,945
*	Splunk Inc.	631,870	43,991
*	ANSYS Inc.	476,558	43,481
*	Workday Inc. Class A	567,766	43,372
*	VMware Inc. Class A	427,387	36,644
*	Gartner Inc.	418,732	35,919
*	VeriSign Inc.	556,346	34,338
*	FireEye Inc.	663,850	32,469
	SanDisk Corp.	552,409	32,161
*	Teradata Corp.	753,834	27,892
	Juniper Networks Inc.	995,624	25,856
*	Rackspace Hosting Inc.	644,463	23,968
*	SunEdison Inc.	789,531	23,615
	CDK Global Inc.	425,057	22,945

			Market
			Value•
		Shares	($000)
*	Freescale Semiconductor
	Ltd.	573,015	22,903
*	NetSuite Inc.	185,368	17,008
*	Tableau Software Inc.
	Class A	132,267	15,250
*	Premier Inc. Class A	199,831	7,686
			11,491,287
Telecommunications (0.3%)
*	Level 3 Communications
	Inc.	1,505,404	79,290
*	SBA Communications
	Corp. Class A	687,161	79,003
*	Zayo Group Holdings Inc.	322,179	8,286
			166,579
Utilities (0.1%)
*	Calpine Corp.	1,977,602	35,577
Total Common Stocks
(Cost $30,837,922)			48,086,461
Temporary Cash Investments (0.1%)[1]
Money Market Fund (0.1%)
[2,3]	Vanguard Market Liquidity
	Fund, 0.137%	66,942,902	66,943

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
4	Federal Home Loan Bank
	Discount Notes, 0.085%,
	7/24/15	3,000	3,000
[4,5]	Federal Home Loan Bank
	Discount Notes, 0.088%,
	9/4/15	999	999
			3,999
Total Temporary Cash Investments
(Cost $70,942)			70,942
Total Investments (100.1%)
(Cost $30,908,864)			48,157,403
Other Assets and Liabilities (-0.1%)
Other Assets			169,844
Liabilities[3]			(233,884)
			(64,040)
Net Assets (100%)			48,093,363

17

Growth Index Fund

At June 30, 2015, net assets consisted of:

Amount
($000)
Paid-in Capital	31,350,307
Overdistributed Net Investment Income	(8,095)
Accumulated Net Realized Losses	(497,222)
Unrealized Appreciation (Depreciation)
Investment Securities	17,248,539
Futures Contracts	(166)
Net Assets	48,093,363

Investor Shares—Net Assets
Applicable to 57,185,295 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,151,998
Net Asset Value Per Share—
Investor Shares	$55.12

Admiral Shares—Net Assets
Applicable to 292,660,301 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	16,129,022
Net Asset Value Per Share—
Admiral Shares	$55.11

Amount
($000)
Institutional Shares—Net Assets
Applicable to 181,387,594 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	9,996,564
Net Asset Value Per Share—
Institutional Shares	$55.11

ETF Shares—Net Assets
Applicable to 175,742,629 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	18,815,779
Net Asset Value Per Share—
ETF Shares	$107.06

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $66,808,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $66,943,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $999,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

18

Growth Index Fund

Statement of Operations

Six Months Ended
June 30, 2015
($000)
Investment Income
Income
Dividends	313,599
Interest[1]	55
Securities Lending	487
Total Income	314,141
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,700
Management and Administrative—Investor Shares	2,939
Management and Administrative—Admiral Shares	3,840
Management and Administrative—Institutional Shares	1,841
Management and Administrative—ETF Shares	4,055
Marketing and Distribution—Investor Shares	306
Marketing and Distribution—Admiral Shares	988
Marketing and Distribution—Institutional Shares	708
Marketing and Distribution—ETF Shares	1,459
Custodian Fees	205
Shareholders’ Reports—Investor Shares	69
Shareholders’ Reports—Admiral Shares	96
Shareholders’ Reports—Institutional Shares	53
Shareholders’ Reports—ETF Shares	221
Trustees’ Fees and Expenses	17
Total Expenses	18,497
Net Investment Income	295,644
Realized Net Gain (Loss)
Investment Securities Sold	1,061,771
Futures Contracts	4,252
Realized Net Gain (Loss)	1,066,023
Change in Unrealized Appreciation (Depreciation)
Investment Securities	113,973
Futures Contracts	(117)
Change in Unrealized Appreciation (Depreciation)	113,856
Net Increase (Decrease) in Net Assets Resulting from Operations	1,475,523
1 Interest income from an affiliated company of the fund was $54,000.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Growth Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	295,644	523,580
Realized Net Gain (Loss)	1,066,023	1,039,791
Change in Unrealized Appreciation (Depreciation)	113,856	3,657,488
Net Increase (Decrease) in Net Assets Resulting from Operations	1,475,523	5,220,859
Distributions
Net Investment Income
Investor Shares	(16,791)	(38,744)
Admiral Shares	(93,137)	(144,943)
Signal Shares	—	(29,371)
Institutional Shares	(59,256)	(113,385)
ETF Shares	(108,977)	(195,683)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(278,161)	(522,126)
Capital Share Transactions
Investor Shares	(205,805)	(759,519)
Admiral Shares	835,251	5,700,280
Signal Shares	—	(4,926,987)
Institutional Shares	196,950	518,280
ETF Shares	1,007,667	2,345,702
Net Increase (Decrease) from Capital Share Transactions	1,834,063	2,877,756
Total Increase (Decrease)	3,031,425	7,576,489
Net Assets
Beginning of Period	45,061,938	37,485,449
End of Period[1]	48,093,363	45,061,938

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($8,095,000) and ($25,578,000).

See accompanying Notes, which are an integral part of the Financial Statements.

20

Growth Index Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$53.71	$47.87	$36.65	$31.79	$31.60	$27.32
Investment Operations
Net Investment Income	. 305.579		.508	.509	. 351	. 315
Net Realized and Unrealized Gain (Loss)
on Investments	1.389	5.837	11.219	4.853	.183	4.284
Total from Investment Operations	1.694	6.416	11.727	5.362	.534	4.599
Distributions
Dividends from Net Investment Income	(. 284)	(. 576)	(. 507)	(. 502)	(. 344)	(. 319)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 284)	(. 576)	(. 507)	(. 502)	(. 344)	(. 319)
Net Asset Value, End of Period	$55.12	$53.71	$47.87	$36.65	$31.79	$31.60

Total Return[1]	3.14%	13.47%	32.16%	16.89%	1.71%	16.96%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,152	$3,270	$3,630	$3,105	$2,897	$3,843
Ratio of Total Expenses to
Average Net Assets	0.21%	0.23%	0.24%	0.24%	0.24%	0.26%
Ratio of Net Investment Income to
Average Net Assets	1.17%	1.17%	1.22%	1.45%	1.10%	1.13%
Portfolio Turnover Rate[2]	7%	9%	32%	21%	23%	26%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Growth Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$53.71	$47.87	$36.64	$31.79	$31.60	$27.32
Investment Operations
Net Investment Income	.345	.653	.572	.560	.399	.357
Net Realized and Unrealized Gain (Loss)
on Investments	1.379	5.836	11.229	4.842	.185	4.282
Total from Investment Operations	1.724	6.489	11.801	5.402	.584	4.639
Distributions
Dividends from Net Investment Income	(. 324)	(. 649)	(. 571)	(. 552)	(. 394)	(. 359)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 324)	(. 649)	(. 571)	(. 552)	(. 394)	(. 359)
Net Asset Value, End of Period	$55.11	$53.71	$47.87	$36.64	$31.79	$31.60

Total Return[1]	3.20%	13.63%	32.40%	17.01%	1.87%	17.12%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,129	$14,907	$7,903	$5,774	$4,819	$4,712
Ratio of Total Expenses to
Average Net Assets	0.07%	0.09%	0.09%	0.10%	0.10%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.31%	1.31%	1.37%	1.59%	1.24%	1.27%
Portfolio Turnover Rate[2]	7%	9%	32%	21%	23%	26%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Growth Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$53.70	$47.87	$36.64	$31.79	$31.60	$27.32
Investment Operations
Net Investment Income	. 347	. 657	. 576	. 567	. 405	. 369
Net Realized and Unrealized Gain (Loss)
on Investments	1.389	5.826	11.229	4.842	.186	4.283
Total from Investment Operations	1.736	6.483	11.805	5.409	.591	4.652
Distributions
Dividends from Net Investment Income	(. 326)	(. 653)	(. 575)	(. 559)	(. 401)	(. 372)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 326)	(. 653)	(. 575)	(. 559)	(. 401)	(. 372)
Net Asset Value, End of Period	$55.11	$53.70	$47.87	$36.64	$31.79	$31.60

Total Return	3.22%	13.62%	32.41%	17.04%	1.89%	17.17%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,997	$9,545	$8,015	$6,189	$4,726	$3,934
Ratio of Total Expenses to
Average Net Assets	0.06%	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.32%	1.32%	1.38%	1.61%	1.26%	1.31%
Portfolio Turnover Rate[1]	7%	9%	32%	21%	23%	26%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Growth Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$104.33	$92.99	$71.19	$61.76	$61.39	$53.08
Investment Operations
Net Investment Income	.670	1.268	1.112	1.087	.776	.695
Net Realized and Unrealized Gain (Loss)
on Investments	2.688	11.332	21.798	9.416	.360	8.315
Total from Investment Operations	3.358	12.600	22.910	10.503	1.136	9.010
Distributions
Dividends from Net Investment Income	(.628)	(1.260)	(1.110)	(1.073)	(.766)	(.700)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.628)	(1.260)	(1.110)	(1.073)	(.766)	(.700)
Net Asset Value, End of Period	$107.06	$104.33	$92.99	$71.19	$61.76	$61.39

Total Return	3.21%	13.62%	32.38%	17.03%	1.87%	17.11%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,816	$17,340	$13,265	$8,467	$6,046	$5,099
Ratio of Total Expenses to
Average Net Assets	0.07%	0.09%	0.09%	0.10%	0.10%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.31%	1.31%	1.37%	1.59%	1.24%	1.27%
Portfolio Turnover Rate[1]	7%	9%	32%	21%	23%	26%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Growth Index Fund

Notes to Financial Statements

Vanguard Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, Admiral Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Prior to October 24, 2014, the fund offered Signal Shares. Effective at the close of business on October 24, 2014, the Signal Shares were converted to Admiral Shares.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

25

Growth Index Fund

During the six months ended June 30, 2015, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2011–2014), and for the period ended June 30, 2015, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2015, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

26

Growth Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At June 30, 2015, the fund had contributed capital of $4,285,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.71% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	48,086,461	—	—
Temporary Cash Investments	66,943	3,999	—
Futures Contracts—Assets[1]	11	—	—
Total	48,153,415	3,999	—
1 Represents variation margin on the last day of the reporting period.

27

Growth Index Fund

D. At June 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	September 2015	55	5,650	(166)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2015, the fund realized $1,151,054,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2014, the fund had available capital losses totaling $409,735,000 to offset future net capital gains. Of this amount, $300,177,000 is subject to expiration on December 31, 2017. Capital losses of $109,558,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2015; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2015, the cost of investment securities for tax purposes was $30,908,864,000. Net unrealized appreciation of investment securities for tax purposes was $17,248,539,000, consisting of unrealized gains of $17,622,896,000 on securities that had risen in value since their purchase and $374,357,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2015, the fund purchased $5,689,181,000 of investment securities and sold $3,810,499,000 of investment securities, other than temporary cash investments. Purchases and sales include $2,891,796,000 and $2,169,192,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

28

Growth Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2015	December 31, 2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	257,828	4,662	420,778	8,503
Issued in Lieu of Cash Distributions	15,685	279	36,263	710
Redeemed	(479,318)	(8,639)	(1,216,560)	(24,167)
Net Increase (Decrease)—Investor Shares	(205,805)	(3,698)	(759,519)	(14,954)
Admiral Shares
Issued[1]	1,858,462	33,591	6,782,733	133,839
Issued in Lieu of Cash Distributions	83,257	1,480	131,501	2,548
Redeemed	(1,106,468)	(19,986)	(1,213,954)	(23,920)
Net Increase (Decrease)—Admiral Shares	835,251	15,085	5,700,280	112,467
Signal Shares
Issued	—	—	597,797	13,239
Issued in Lieu of Cash Distributions	—	—	25,487	555
Redeemed[1]	—	—	(5,550,271)	(119,196)
Net Increase (Decrease)—Signal Shares	—	—	(4,926,987)	(105,402)
Institutional Shares
Issued	925,154	16,803	2,238,828	44,415
Issued in Lieu of Cash Distributions	55,147	981	106,184	2,070
Redeemed	(783,351)	(14,121)	(1,826,732)	(36,204)
Net Increase (Decrease)—Institutional Shares	196,950	3,663	518,280	10,281
ETF Shares
Issued	3,226,496	29,939	4,907,919	49,655
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,218,829)	(20,400)	(2,562,217)	(26,100)
Net Increase (Decrease)—ETF Shares	1,007,667	9,539	2,345,702	23,555

1 Admiral Shares Issued and Signal Shares Redeemed include $3,661,751,000 from the conversion of Signal Shares to Admiral Shares during the 2014 fiscal year.

H. Management has determined that no material events or transactions occurred subsequent to June 30, 2015, that would require recognition or disclosure in these financial statements.

29

Value Index Fund

Fund Profile
As of June 30, 2015

Share-Class Characteristics

	Investor		Admiral	Institutional
	Shares	ETF Shares	Shares	Shares
Ticker Symbol	VIVAX	VTV	VVIAX	VIVIX
Expense Ratio[1]	0.23%	0.09%	0.09%	0.08%
30-Day SEC Yield	2.41%	2.56%	2.56%	2.56%

Portfolio Characteristics
			DJ
			U.S.
			Total
		CRSP US	Market
		Large Cap	FA
	Fund	Value Index	Index
Number of Stocks	316	314	3,854
Median Market Cap	$82.4B	$79.7B	$49.5B
Price/Earnings Ratio	17.8x	17.7x	21.6x
Price/Book Ratio	2.1x	2.1x	2.8x
Return on Equity	15.8%	15.8%	17.4%
Earnings Growth
Rate	5.9%	5.8%	11.6%
Dividend Yield	2.6%	2.6%	1.9%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	5%	—	—
Short-Term
Reserves	0.0%	—	—

Volatility Measures
		DJ
		U.S. Total
	Spliced	Market
	Value Index	FA Index
R-Squared	1.00	0.90
Beta	1.00	0.95

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)

Exxon Mobil Corp.	Integrated Oil & Gas	3.4%
Microsoft Corp.	Software	3.2
Johnson & Johnson	Pharmaceuticals	2.7
General Electric Co.	Diversified Industrials	2.6
Wells Fargo & Co.	Banks	2.6
JPMorgan Chase & Co.	Banks	2.5
Berkshire Hathaway Inc.	Reinsurance	2.5
Procter & Gamble Co.	Nondurable
	Household Products	2.1
Pfizer Inc.	Pharmaceuticals	2.0
Verizon Communications	Fixed Line
Inc.	Telecommunications	1.9
Top Ten		25.5%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 28, 2015, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2015, the annualized expense ratios were 0.21% for Investor Shares, 0.07% for ETF Shares, 0.07% for Admiral Shares, and 0.06% for Institutional Shares.

30

Value Index Fund

Sector Diversification (% of equity exposure)
			DJ
		CRSP US	U.S. Total
		Large Cap	Market
	Fund	Value Index	FA Index
Basic Materials	3.7%	3.7%	2.7%
Consumer Goods	10.9	10.9	9.8
Consumer Services	7.3	7.3	14.3
Financials	23.2	23.2	19.1
Health Care	14.6	14.6	14.2
Industrials	11.1	11.0	12.3
Oil & Gas	10.2	10.2	7.2
Technology	9.8	9.9	15.6
Telecommunications	4.0	4.0	2.0
Utilities	5.2	5.2	2.8

Investment Focus

31

Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2004, Through June 30, 2015

Value Index Fund Investor Shares
Spliced Value Index

For a benchmark description, see the Glossary.
Note: For 2015, performance data reflect the six months ended June 30, 2015.

Average Annual Total Returns: Periods Ended June 30, 2015

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	11/2/1992	5.33%	16.05%	7.01%
ETF Shares	1/26/2004
Market Price		5.52	16.22	7.16
Net Asset Value		5.48	16.22	7.15
Admiral Shares	11/13/2000	5.48	16.22	7.15
Institutional Shares	7/2/1998	5.53	16.23	7.18

See Financial Highlights for dividend and capital gains information.

32

Value Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2015

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Common Stocks (100.0%)
Basic Materials (3.7%)
Dow Chemical Co.	4,279,702	218,992
EI du Pont de Nemours
& Co.	3,359,637	214,849
LyondellBasell Industries
NV Class A	1,405,529	145,500
PPG Industries Inc.	1,008,669	115,715
Air Products & Chemicals
Inc.	717,467	98,171
International Paper Co.	1,562,327	74,351
Freeport-McMoRan Inc.	3,859,993	71,873
Mosaic Co.	1,226,393	57,457
CF Industries Holdings
Inc.	873,637	56,157
Nucor Corp.	1,185,179	52,231
Alcoa Inc.	4,533,785	50,552
Newmont Mining Corp.	1,961,480	45,820
Celanese Corp. Class A	568,875	40,891
Ashland Inc.	252,063	30,726
Albemarle Corp.	418,230	23,116
Avery Dennison Corp.	336,291	20,494
Eastman Chemical Co.	247,423	20,244
Huntsman Corp.	774,451	17,092
Reliance Steel &
Aluminum Co.	261,990	15,845
CONSOL Energy Inc.	425,170	9,243
		1,379,319
Consumer Goods (10.9%)
Procter & Gamble Co.	10,069,978	787,875
PepsiCo Inc.	5,478,791	511,390
Altria Group Inc.	7,300,226	357,054
Mondelez International
Inc. Class A	5,736,539	236,001
Ford Motor Co.	14,494,356	217,560
Kraft Foods Group Inc.	2,197,469	187,092
General Motors Co.	5,369,220	178,956
Kimberly-Clark Corp.	1,351,570	143,226
General Mills Inc.	2,212,824	123,299
Johnson Controls Inc.	2,430,642	120,390

		Market
		Value•
	Shares	($000)
Reynolds American Inc.	1,537,870	114,817
Archer-Daniels-Midland
Co.	2,302,975	111,049
Delphi Automotive plc	1,071,719	91,193
ConAgra Foods Inc.	1,582,328	69,179
Kellogg Co.	916,931	57,492
Dr Pepper Snapple Group
Inc.	711,600	51,876
Clorox Co.	486,934	50,651
Whirlpool Corp.	291,993	50,529
Tyson Foods Inc. Class A	1,128,962	48,128
Genuine Parts Co.	536,484	48,031
JM Smucker Co.	421,979	45,747
Activision Blizzard Inc.	1,886,844	45,680
Bunge Ltd.	506,332	44,456
Newell Rubbermaid Inc.	997,353	41,001
Molson Coors Brewing Co.
Class B	543,810	37,963
Campbell Soup Co.	751,966	35,831
Coach Inc.	1,023,436	35,421
Coca-Cola Enterprises Inc.	778,262	33,808
Lear Corp.	289,530	32,503
Mattel Inc.	1,255,140	32,245
Hasbro Inc.	415,345	31,064
Edgewell Personal Care
Co.	230,954	30,382
Stanley Black & Decker
Inc.	285,261	30,021
PulteGroup Inc.	1,217,876	24,540
PVH Corp.	153,161	17,644
DR Horton Inc.	609,782	16,684
Lennar Corp. Class A	322,275	16,449
^ Pilgrim’s Pride Corp.	241,022	5,536
Lennar Corp. Class B	1,431	62
		4,112,825
Consumer Services (7.3%)
CVS Health Corp.	4,188,143	439,253
Wal-Mart Stores Inc.	5,387,620	382,144
Walgreens Boots Alliance
Inc.	3,239,354	273,531

33

34

Value Index Fund

			Market
			Value•
		Shares	($000)
	Target Corp.	2,369,974	193,461
	McKesson Corp.	859,579	193,242
	Time Warner Inc.	1,453,968	127,091
	Kroger Co.	1,728,540	125,336
	Delta Air Lines Inc.	3,030,271	124,484
	Cardinal Health Inc.	1,227,990	102,721
	Macy’s Inc.	1,268,076	85,557
	AmerisourceBergen Corp.
	Class A	775,096	82,424
	Sysco Corp.	2,200,652	79,444
	Carnival Corp.	1,542,242	76,171
*	United Continental
	Holdings Inc.	1,417,890	75,162
	Omnicom Group Inc.	906,782	63,012
	Kohl’s Corp.	715,206	44,779
	Viacom Inc. Class B	628,698	40,639
	Staples Inc.	2,377,861	36,405
	Best Buy Co. Inc.	1,111,634	36,250
	Darden Restaurants Inc.	420,280	29,874
	Interpublic Group of Cos.
	Inc.	1,530,578	29,494
*	News Corp. Class A	1,855,823	27,077
*	Liberty Media Corp.	714,493	25,650
	Aramark	708,662	21,947
	Tribune Media Co.
	Class A	300,087	16,022
*	Hertz Global Holdings Inc.	765,220	13,866
*	Liberty Media Corp.
	Class A	348,665	12,566
*	News Corp. Class B	12,704	181
			2,757,783
Financials (23.2%)
	Wells Fargo & Co.	17,209,545	967,865
	JPMorgan Chase & Co.	13,774,684	933,373
*	Berkshire Hathaway Inc.
	Class B	6,829,384	929,547
	Bank of America Corp.	38,981,324	663,462
	Citigroup Inc.	10,698,890	591,007
	American International
	Group Inc.	4,950,042	306,012
	Goldman Sachs Group
	Inc.	1,442,666	301,214
	US Bancorp	6,253,398	271,397
	Morgan Stanley	5,484,843	212,757
	MetLife Inc.	3,313,555	185,526
	PNC Financial Services
	Group Inc.	1,922,684	183,905
	Capital One Financial
	Corp.	2,028,490	178,446
	Bank of New York Mellon
	Corp.	3,747,376	157,277
	Prudential Financial Inc.	1,681,468	147,162
	American Express Co.	1,602,486	124,545
	ACE Ltd.	1,151,723	117,107
	Travelers Cos. Inc.	1,183,031	114,352

			Market
			Value•
		Shares	($000)
	State Street Corp.	1,451,451	111,762
	CME Group Inc.	1,190,345	110,774
	BB&T Corp.	2,714,384	109,417
	Allstate Corp.	1,518,375	98,497
	Aflac Inc.	1,530,181	95,177
	Discover Financial
	Services	1,642,617	94,648
	Ameriprise Financial Inc.	673,257	84,110
	SunTrust Banks Inc.	1,916,335	82,441
	Chubb Corp.	852,762	81,132
	Hartford Financial Services
	Group Inc.	1,558,926	64,805
	Northern Trust Corp.	822,848	62,915
	Fifth Third Bancorp	3,006,727	62,600
	Progressive Corp.	2,068,616	57,570
	Principal Financial Group
	Inc.	1,091,275	55,971
	Lincoln National Corp.	939,213	55,620
	M&T Bank Corp.	444,417	55,521
	Regions Financial Corp.	4,983,481	51,629
	KeyCorp	3,149,165	47,300
	Loews Corp.	1,102,284	42,449
	XL Group plc Class A	1,137,958	42,332
	Voya Financial Inc.	849,933	39,496
	Western Union Co.	1,916,404	38,960
	Franklin Resources Inc.	744,956	36,525
	FNF Group	976,353	36,115
*	Ally Financial Inc.	1,603,209	35,960
	Huntington Bancshares
	Inc.	3,005,128	33,988
	Comerica Inc.	662,015	33,975
	First Republic Bank	526,339	33,175
	Unum Group	926,022	33,105
	Citizens Financial Group
	Inc.	1,194,077	32,610
	Annaly Capital
	Management Inc.	3,516,732	32,319
	HCP Inc.	855,407	31,197
	CIT Group Inc.	646,477	30,055
*	Arch Capital Group Ltd.	437,341	29,284
	Cincinnati Financial Corp.	577,442	28,976
	New York Community
	Bancorp Inc.	1,562,759	28,724
	Willis Group Holdings plc	600,235	28,151
	Navient Corp.	1,444,180	26,299
	Torchmark Corp.	444,791	25,896
	American Capital Agency
	Corp.	1,311,032	24,084
	Zions Bancorporation	754,590	23,947
	Reinsurance Group of
	America Inc. Class A	245,657	23,305
	Everest Re Group Ltd.	123,616	22,499
	NASDAQ OMX Group Inc.	438,580	21,407
	Legg Mason Inc.	411,395	21,199
	PartnerRe Ltd.	159,460	20,491

Value Index Fund

			Market
			Value•
		Shares	($000)
	Axis Capital Holdings Ltd.	356,249	19,013
	People’s United Financial
	Inc.	1,143,267	18,532
	WR Berkley Corp.	347,611	18,051
	Hudson City Bancorp Inc.	1,765,694	17,445
*	Synchrony Financial	464,807	15,306
*	Alleghany Corp.	28,165	13,203
*	Santander Consumer USA
	Holdings Inc.	388,899	9,944
	Assurant Inc.	127,670	8,554
*	Berkshire Hathaway Inc.
	Class A	14	2,868
	Communications Sales &
	Leasing Inc.	111,746	2,762
			8,749,044
Health Care (14.6%)
	Johnson & Johnson	10,302,191	1,004,051
	Pfizer Inc.	22,855,804	766,355
	Merck & Co. Inc.	10,486,619	597,003
	UnitedHealth Group Inc.	3,533,301	431,063
	Bristol-Myers Squibb Co.	6,187,450	411,713
	Medtronic plc	5,289,593	391,959
	Eli Lilly & Co.	3,707,207	309,515
	Abbott Laboratories	5,526,709	271,251
	Aetna Inc.	1,296,298	165,226
	Anthem Inc.	977,784	160,493
	Cigna Corp.	955,384	154,772
	Baxter International Inc.	2,020,186	141,272
	Humana Inc.	555,809	106,315
*	HCA Holdings Inc.	1,153,545	104,650
*	Boston Scientific Corp.	4,976,290	88,080
	St. Jude Medical Inc.	1,045,052	76,362
	Zimmer Biomet Holdings
	Inc.	632,574	69,096
*	Endo International plc	753,374	60,006
	Becton Dickinson and Co.	389,267	55,140
	Universal Health Services
	Inc. Class B	340,101	48,328
	Quest Diagnostics Inc.	532,871	38,644
*	Hologic Inc.	886,517	33,741
*	Hospira Inc.	320,618	28,442
	Patterson Cos. Inc.	325,053	15,814
			5,529,291
Industrials (11.1%)
	General Electric Co.	37,433,035	994,596
	United Technologies
	Corp.	3,139,075	348,218
	Honeywell International
	Inc.	2,756,441	281,074
	Caterpillar Inc.	2,241,044	190,085
	Lockheed Martin Corp.	993,090	184,615
	Boeing Co.	1,155,124	160,239
	General Dynamics Corp.	1,037,263	146,970
	Emerson Electric Co.	2,480,976	137,521

			Market
			Value•
		Shares	($000)
	CSX Corp.	3,667,222	119,735
	Eaton Corp. plc	1,733,560	116,998
	Deere & Co.	1,177,560	114,282
	Northrop Grumman Corp.	719,314	114,105
	Raytheon Co.	1,132,690	108,376
	Illinois Tool Works Inc.	1,160,275	106,502
	Norfolk Southern Corp.	1,131,627	98,859
	TE Connectivity Ltd.	1,509,185	97,041
	FedEx Corp.	499,978	85,196
	Waste Management Inc.	1,699,085	78,753
	Ingersoll-Rand plc	982,642	66,250
	Tyco International plc	1,560,584	60,051
	Parker-Hannifin Corp.	489,061	56,892
	Rockwell Collins Inc.	491,672	45,406
	Xerox Corp.	4,091,714	43,536
	Dover Corp.	595,386	41,784
	Ball Corp.	511,769	35,901
	Republic Services Inc.
	Class A	912,556	35,745
	L-3 Communications
	Holdings Inc.	275,497	31,236
	MeadWestvaco Corp.	620,964	29,303
	Rock-Tenn Co. Class A	484,600	29,173
	Fluor Corp.	543,787	28,826
*	Crown Holdings Inc.	516,093	27,307
	ManpowerGroup Inc.	290,895	26,000
	Xylem Inc.	677,343	25,109
	ADT Corp.	636,083	21,353
	Avnet Inc.	505,168	20,767
*	Arrow Electronics Inc.	355,527	19,838
*	Jacobs Engineering Group
	Inc.	466,135	18,934
	Owens Corning	207,892	8,576
	AGCO Corp.	138,880	7,886
	MDU Resources Group
	Inc.	362,079	7,071
	Joy Global Inc.	180,980	6,551
			4,176,660
Oil & Gas (10.2%)
	Exxon Mobil Corp.	15,533,258	1,292,367
	Chevron Corp.	6,979,948	673,355
	ConocoPhillips	4,574,996	280,950
	Occidental Petroleum
	Corp.	2,851,350	221,749
	Phillips 66	2,010,639	161,977
	Halliburton Co.	2,998,140	129,130
	Valero Energy Corp.	1,888,067	118,193
	Marathon Petroleum
	Corp.	2,016,779	105,498
	Baker Hughes Inc.	1,614,381	99,607
	Devon Energy Corp.	1,450,965	86,318
	Spectra Energy Corp.	2,492,877	81,268
	Apache Corp.	1,398,707	80,607
^	National Oilwell Varco Inc.	1,439,990	69,523
	Marathon Oil Corp.	2,504,660	66,474

35

Value Index Fund

			Market
			Value•
		Shares	($000)
	Hess Corp.	906,873	60,652
	Tesoro Corp.	467,081	39,426
*	Cameron International
	Corp.	710,009	37,183
*	Southwestern Energy Co.	1,426,373	32,421
	HollyFrontier Corp.	722,364	30,838
	Helmerich & Payne Inc.	379,782	26,744
	Murphy Oil Corp.	625,348	25,996
^	Chesapeake Energy Corp.	2,217,635	24,771
	OGE Energy Corp.	741,516	21,185
^	Transocean Ltd.	1,275,595	20,563
	Energen Corp.	292,571	19,983
	Ensco plc Class A	871,026	19,398
*	Weatherford International
	plc	1,290,124	15,830
	Noble Corp. plc	898,042	13,821
^	Diamond Offshore Drilling
	Inc.	113,799	2,937
			3,858,764
Other (0.0%)[1]
*	Safeway Inc CVR (Casa
	Ley) Expire 1/30/2018	376	—
*	Safeway Inc CVR (PDC)
	Expire 1/30/2017	376	—
			—
Technology (9.8%)
	Microsoft Corp.	27,048,246	1,194,180
	Intel Corp.	17,608,650	535,567
	International Business
	Machines Corp.	3,289,673	535,098
	Cisco Systems Inc.	18,877,649	518,380
	Hewlett-Packard Co.	6,747,169	202,483
	Broadcom Corp. Class A	2,038,062	104,940
	Corning Inc.	4,672,099	92,181
	Western Digital Corp.	815,399	63,944
	Symantec Corp.	2,525,716	58,723
	Seagate Technology plc	1,119,264	53,165
	Applied Materials Inc.	2,283,220	43,883
	Motorola Solutions Inc.	704,707	40,408
	NetApp Inc.	1,156,338	36,494
	Harris Corp.	459,220	35,319
	Computer Sciences Corp.	524,022	34,397
	CA Inc.	1,141,976	33,448
*	Synopsys Inc.	575,650	29,157
	SanDisk Corp.	385,181	22,425
	Marvell Technology
	Group Ltd.	1,539,577	20,299
	Garmin Ltd.	427,653	18,787
	Juniper Networks Inc.	696,122	18,078
*	Nuance Communications
	Inc.	931,890	16,317
*	IMS Health Holdings Inc.	439,875	13,482
			3,721,155

		Market
		Value•
	Shares	($000)
Telecommunications (4.0%)
Verizon Communications
Inc.	15,138,389	705,600
AT&T Inc.	19,275,176	684,654
CenturyLink Inc.	2,092,242	61,470
* T-Mobile US Inc.	1,052,846	40,819
Frontier Communications
Corp.	4,275,028	21,162
* Sprint Corp.	2,942,588	13,418
		1,527,123
Utilities (5.2%)
Duke Energy Corp.	2,567,198	181,296
NextEra Energy Inc.	1,647,528	161,507
Dominion Resources Inc.	2,203,053	147,318
Southern Co.	3,371,698	141,274
Exelon Corp.	3,194,326	100,366
American Electric Power
Co. Inc.	1,818,246	96,313
PG&E Corp.	1,781,635	87,478
Sempra Energy	872,843	86,359
Public Service Enterprise
Group Inc.	1,880,494	73,866
PPL Corp.	2,482,111	73,148
Edison International	1,210,827	67,298
Consolidated Edison Inc.	1,088,137	62,981
Xcel Energy Inc.	1,879,781	60,491
NiSource Inc.	1,178,069	53,708
Eversource Energy	1,176,990	53,447
WEC Energy Group Inc.	1,171,164	52,667
FirstEnergy Corp.	1,564,822	50,935
DTE Energy Co.	665,638	49,683
Entergy Corp.	666,258	46,971
Ameren Corp.	901,842	33,981
AES Corp.	2,533,029	33,588
CMS Energy Corp.	1,024,234	32,612
American Water Works
Co. Inc.	666,530	32,413
ONEOK Inc.	772,732	30,508
CenterPoint Energy Inc.	1,515,944	28,848
NRG Energy Inc.	1,237,803	28,321
Pepco Holdings Inc.	935,733	25,209
Alliant Energy Corp.	419,356	24,205
SCANA Corp.	476,962	24,158
Pinnacle West Capital
Corp.	410,262	23,340
National Fuel Gas Co.	297,037	17,493
		1,981,782
Total Common Stocks
(Cost $31,087,246)		37,793,746

36

Value Index Fund

		Market
		Value•
	Shares	($000)
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2,3]	Vanguard Market Liquidity
Fund, 0.137%	27,571,002	27,571

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (0.0%)
4	Federal Home Loan Bank
Discount Notes, 0.089%,
7/6/15	600	600
4	Federal Home Loan Bank
Discount Notes, 0.083%,
7/22/15	5,000	5,000
		5,600
Total Temporary Cash Investments
(Cost $33,171)		33,171
Total Investments (100.1%)
(Cost $31,120,417)		37,826,917
Other Assets and Liabilities (-0.1%)
Other Assets		105,773
Liabilities[3]		(135,275)
		(29,502)
Net Assets (100%)		37,797,415

At June 30, 2015, net assets consisted of:
Amount
($000)
Paid-in Capital	31,502,262
Undistributed Net Investment Income	5,519
Accumulated Net Realized Losses	(416,866)
Unrealized Appreciation (Depreciation)	6,706,500
Net Assets	37,797,415

Investor Shares—Net Assets
Applicable to 46,167,607 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,502,036
Net Asset Value Per Share—
Investor Shares	$32.53

Admiral Shares—Net Assets
Applicable to 310,857,115 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	10,112,012
Net Asset Value Per Share—
Admiral Shares	$32.53

Institutional Shares—Net Assets
Applicable to 242,743,978 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	7,896,100
Net Asset Value Per Share—
Institutional Shares	$32.53

ETF Shares—Net Assets
Applicable to 219,295,797 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	18,287,267
Net Asset Value Per Share—
ETF Shares	$83.39

• See Note A in Notes to Financial Statements.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $26,058,000.
* Non-income-producing security.
1 “Other” represents securities that are not classified by the fund’s benchmark index.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $27,571,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
See accompanying Notes, which are an integral part of the Financial Statements.

37

Value Index Fund

Statement of Operations

Six Months Ended
June 30, 2015
($000)
Investment Income
Income
Dividends	483,157
Interest[1]	24
Securities Lending	807
Total Income	483,988
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,527
Management and Administrative—Investor Shares	1,353
Management and Administrative—Admiral Shares	2,371
Management and Administrative—Institutional Shares	1,388
Management and Administrative—ETF Shares	3,790
Marketing and Distribution—Investor Shares	158
Marketing and Distribution—Admiral Shares	649
Marketing and Distribution—Institutional Shares	575
Marketing and Distribution—ETF Shares	1,569
Custodian Fees	175
Shareholders’ Reports—Investor Shares	48
Shareholders’ Reports—Admiral Shares	55
Shareholders’ Reports—Institutional Shares	63
Shareholders’ Reports—ETF Shares	172
Trustees’ Fees and Expenses	13
Total Expenses	13,906
Net Investment Income	470,082
Realized Net Gain (Loss)
Investment Securities Sold	468,613
Futures Contracts	4,826
Realized Net Gain (Loss)	473,439
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(957,571)
Futures Contracts	(757)
Change in Unrealized Appreciation (Depreciation)	(958,328)
Net Increase (Decrease) in Net Assets Resulting from Operations	(14,807)
1 Interest income from an affiliated company of the fund was $20,000.

See accompanying Notes, which are an integral part of the Financial Statements.

38

Value Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	470,082	760,683
Realized Net Gain (Loss)	473,439	775,230
Change in Unrealized Appreciation (Depreciation)	(958,328)	2,496,375
Net Increase (Decrease) in Net Assets Resulting from Operations	(14,807)	4,032,288
Distributions
Net Investment Income
Investor Shares	(17,470)	(35,831)
Admiral Shares	(120,137)	(167,901)
Signal Shares	—	(36,929)
Institutional Shares	(96,122)	(168,638)
ETF Shares	(219,625)	(347,057)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(453,354)	(756,356)
Capital Share Transactions
Investor Shares	(71,702)	(306,591)
Admiral Shares	537,185	3,915,243
Signal Shares	—	(3,070,690)
Institutional Shares	134,553	700,914
ETF Shares	1,234,663	3,316,990
Net Increase (Decrease) from Capital Share Transactions	1,834,699	4,555,866
Total Increase (Decrease)	1,366,538	7,831,798
Net Assets
Beginning of Period	36,430,877	28,599,079
End of Period[1]	37,797,415	36,430,877

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $5,519,000 and ($11,209,000).

See accompanying Notes, which are an integral part of the Financial Statements.

39

Value Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$32.95	$29.78	$22.93	$20.47	$20.79	$18.63
Investment Operations
Net Investment Income	. 386	. 691	. 621	. 595	. 521	. 459
Net Realized and Unrealized Gain (Loss)
on Investments	(.435)	3.164	6.847	2.458	(.325)	2.163
Total from Investment Operations	(.049)	3.855	7.468	3.053	.196	2.622
Distributions
Dividends from Net Investment Income	(. 371)	(. 685)	(. 618)	(. 593)	(. 516)	(. 462)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 371)	(. 685)	(. 618)	(. 593)	(. 516)	(. 462)
Net Asset Value, End of Period	$32.53	$32.95	$29.78	$22.93	$20.47	$20.79

Total Return[1]	-0.16%	13.05%	32.85%	15.00%	1.00%	14.28%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,502	$1,593	$1,731	$1,482	$1,814	$2,317
Ratio of Total Expenses to
Average Net Assets	0.21%	0.23%	0.24%	0.24%	0.24%	0.26%
Ratio of Net Investment Income to
Average Net Assets	2.38%	2.25%	2.35%	2.71%	2.52%	2.43%
Portfolio Turnover Rate[2]	5%	6%	25%	22%	23%	27%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

40

Value Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$32.94	$29.78	$22.93	$20.47	$20.79	$18.63
Investment Operations
Net Investment Income	. 409.737		. 663	. 629	. 551	. 488
Net Realized and Unrealized Gain (Loss)
on Investments	(.425)	3.154	6.845	2.458	(.325)	2.162
Total from Investment Operations	(.016)	3.891	7.508	3.087	.226	2.650
Distributions
Dividends from Net Investment Income	(. 394)	(.731)	(. 658)	(. 627)	(. 546)	(. 490)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 394)	(.731)	(. 658)	(. 627)	(. 546)	(. 490)
Net Asset Value, End of Period	$32.53	$32.94	$29.78	$22.93	$20.47	$20.79

Total Return[1]	-0.06%	13.18%	33.05%	15.18%	1.14%	14.45%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,112	$9,701	$5,054	$3,539	$3,116	$3,082
Ratio of Total Expenses to
Average Net Assets	0.07%	0.09%	0.09%	0.10%	0.10%	0.12%
Ratio of Net Investment Income to
Average Net Assets	2.52%	2.39%	2.50%	2.85%	2.66%	2.57%
Portfolio Turnover Rate[2]	5%	6%	25%	22%	23%	27%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

41

Value Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$32.94	$29.78	$22.93	$20.47	$20.79	$18.63
Investment Operations
Net Investment Income	. 411.739		. 666	. 633	. 556	. 496
Net Realized and Unrealized Gain (Loss)
on Investments	(.425)	3.154	6.846	2.458	(.325)	2.162
Total from Investment Operations	(.014)	3.893	7.512	3.091	.231	2.658
Distributions
Dividends from Net Investment Income	(. 396)	(.733)	(. 662)	(. 631)	(. 551)	(. 498)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 396)	(.733)	(. 662)	(. 631)	(. 551)	(. 498)
Net Asset Value, End of Period	$32.53	$32.94	$29.78	$22.93	$20.47	$20.79

Total Return	-0.06%	13.19%	33.07%	15.20%	1.17%	14.49%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,896	$7,860	$6,431	$4,369	$3,449	$3,450
Ratio of Total Expenses to
Average Net Assets	0.06%	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	2.53%	2.40%	2.51%	2.87%	2.68%	2.61%
Portfolio Turnover Rate[1]	5%	6%	25%	22%	23%	27%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

42

Value Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$84.45	$76.34	$58.79	$52.48	$53.29	$47.75
Investment Operations
Net Investment Income	1.048	1.888	1.700	1.613	1.414	1.252
Net Realized and Unrealized Gain (Loss)
on Investments	(1.098)	8.095	17.538	6.305	(.821)	5.545
Total from Investment Operations	(.050)	9.983	19.238	7.918	.593	6.797
Distributions
Dividends from Net Investment Income	(1.010)	(1.873)	(1.688)	(1.608)	(1.403)	(1.257)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.010)	(1.873)	(1.688)	(1.608)	(1.403)	(1.257)
Net Asset Value, End of Period	$83.39	$84.45	$76.34	$58.79	$52.48	$53.29

Total Return	-0.07%	13.19%	33.03%	15.19%	1.16%	14.45%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,287	$17,277	$12,461	$7,027	$5,049	$4,330
Ratio of Total Expenses to
Average Net Assets	0.07%	0.09%	0.09%	0.10%	0.10%	0.12%
Ratio of Net Investment Income to
Average Net Assets	2.52%	2.39%	2.50%	2.85%	2.66%	2.57%
Portfolio Turnover Rate[1]	5%	6%	25%	22%	23%	27%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

43

Value Index Fund

Notes to Financial Statements

Vanguard Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, Admiral Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Prior to October 24, 2014, the fund offered Signal Shares. Effective at the close of business on October 24, 2014, the Signal Shares were converted to Admiral Shares.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

44

Value Index Fund

During the six months ended June 30, 2015, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period. The fund had no open futures contracts at June 30, 2015.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2011–2014), and for the period ended June 30, 2015, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2015, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

45

Value Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At June 30, 2015, the fund had contributed capital of $3,399,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.36% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	37,793,746	—	—
Temporary Cash Investments	27,571	5,600	—
Total	37,821,317	5,600	—

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2015, the fund realized $533,121,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

46

Value Index Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, December 31, 2014, the fund had available capital losses totaling $356,427,000 to offset future net capital gains. Of this amount, $333,377,000 is subject to expiration on December 31, 2017. Capital losses of $23,050,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2015; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2015, the cost of investment securities for tax purposes was $31,120,417,000. Net unrealized appreciation of investment securities for tax purposes was $6,706,500,000, consisting of unrealized gains of $7,506,151,000 on securities that had risen in value since their purchase and $799,651,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2015, the fund purchased $4,306,031,000 of investment securities and sold $2,419,127,000 of investment securities, other than temporary cash investments. Purchases and sales include $2,450,257,000 and $1,422,554,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2015	December 31, 2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	156,788	4,739	261,517	8,495
Issued in Lieu of Cash Distributions	15,862	480	32,630	1,030
Redeemed	(244,352)	(7,401)	(600,738)	(19,287)
Net Increase (Decrease)—Investor Shares	(71,702)	(2,182)	(306,591)	(9,762)
Admiral Shares
Issued[1]	1,226,713	37,239	4,582,857	146,113
Issued in Lieu of Cash Distributions	104,464	3,162	146,426	4,589
Redeemed	(793,992)	(24,030)	(814,040)	(25,922)
Net Increase (Decrease)—Admiral Shares	537,185	16,371	3,915,243	124,780
Signal Shares
Issued	—	—	430,803	13,612
Issued in Lieu of Cash Distributions	—	—	31,496	975
Redeemed[1]	—	—	(3,532,989)	(108,917)
Net Increase (Decrease)—Signal Shares	—	—	(3,070,690)	(94,330)

47

Value Index Fund

	Six Months Ended			Year Ended
		June 30, 2015	December 31, 2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	613,253	18,618	1,577,334	50,613
Issued in Lieu of Cash Distributions	90,870	2,751	163,170	5,138
Redeemed	(569,570)	(17,221)	(1,039,590)	(33,119)
Net Increase (Decrease)—Institutional Shares	134,553	4,148	700,914	22,632
ETF Shares
Issued	2,685,984	31,923	5,343,205	66,443
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,451,321)	(17,200)	(2,026,215)	(25,100)
Net Increase (Decrease)—ETF Shares	1,234,663	14,723	3,316,990	41,343

1 Admiral Shares Issued and Signal Shares Redeemed include $2,591,331,000 from the conversion of Signal Shares to Admiral Shares during the 2014 fiscal year.

G. Management has determined that no material events or transactions occurred subsequent to June 30, 2015, that would require recognition or disclosure in these financial statements.

48

Large-Cap Index Fund

Fund Profile
As of June 30, 2015

Share-Class Characteristics

	Investor		Admiral	Institutional
	Shares	ETF Shares	Shares	Shares
Ticker Symbol	VLACX	VV	VLCAX	VLISX
Expense Ratio[1]	0.23%	0.09%	0.09%	0.08%
30-Day SEC Yield	1.87%	1.97%	1.97%	1.98%

Portfolio Characteristics
			DJ
			U.S.
			Total
		CRSP US	Market
		Large Cap	FA
	Fund	Index	Index
Number of Stocks	662	658	3,854
Median Market Cap	$72.1B	$66.9B	$49.5B
Price/Earnings Ratio	20.7x	20.6x	21.6x
Price/Book Ratio	2.8x	2.9x	2.8x
Return on Equity	18.7%	18.5%	17.4%
Earnings Growth
Rate	11.5%	11.4%	11.6%
Dividend Yield	2.0%	2.0%	1.9%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	3%	—	—
Short-Term
Reserves	0.2%	—	—

Volatility Measures
		DJ
	Spliced	U.S. Total
	Large Cap	Market
	Index	FA Index
R-Squared	1.00	0.99
Beta	1.00	0.97

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)

Apple Inc.	Computer Hardware	3.8%
Exxon Mobil Corp.	Integrated Oil & Gas	1.8
Microsoft Corp.	Software	1.7
Google Inc.	Internet	1.6
Johnson & Johnson	Pharmaceuticals	1.4
General Electric Co.	Diversified Industrials	1.4
Wells Fargo & Co.	Banks	1.4
JPMorgan Chase & Co.	Banks	1.3
Berkshire Hathaway Inc. Reinsurance		1.3
Procter & Gamble Co.	Nondurable
	Household Products	1.1
Top Ten		16.8%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 28, 2015, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2015, the annualized expense ratios were 0.21% for Investor Shares, 0.07% for ETF Shares, 0.07% for Admiral Shares, and 0.06% for Institutional Shares.

49

Large-Cap Index Fund

Sector Diversification (% of equity exposure)

			DJ
		CRSP US	U.S. Total
		Large Cap	Market
	Fund	Index	FA Index
Basic Materials	2.6%	2.6%	2.7%
Consumer Goods	10.2	10.1	9.8
Consumer Services	14.1	14.1	14.3
Financials	17.9	17.9	19.1
Health Care	14.6	14.6	14.2
Industrials	11.3	11.3	12.3
Oil & Gas	7.7	7.8	7.2
Technology	16.5	16.5	15.6
Telecommunications	2.3	2.3	2.0
Utilities	2.8	2.8	2.8

Investment Focus

50

Large-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2004, Through June 30, 2015

Large-Cap Index Fund Investor Shares
Spliced Large Cap Index

For a benchmark description, see the Glossary.
Note: For 2015, performance data reflect the six months ended June 30, 2015.

Average Annual Total Returns: Periods Ended June 30, 2015

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	1/30/2004	7.23%	17.24%	8.02%
ETF Shares	1/27/2004
Market Price		7.43	17.41	8.18
Net Asset Value		7.38	17.41	8.18
Admiral Shares	2/2/2004	7.39	17.41	8.16
Institutional Shares	6/30/2005	7.39	17.42	8.19

See Financial Highlights for dividend and capital gains information.

51

Large-Cap Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2015

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.8%)[1]
Basic Materials (2.6%)
	Dow Chemical Co.	629,997	32,237
	EI du Pont de Nemours &
	Co.	494,732	31,638
	LyondellBasell Industries
	NV Class A	207,541	21,485
	Praxair Inc.	157,233	18,797
	PPG Industries Inc.	148,789	17,069
	Ecolab Inc.	147,034	16,625
	Air Products & Chemicals
	Inc.	105,280	14,405
	International Paper Co.	229,999	10,946
	Freeport-McMoRan Inc.	565,323	10,526
	Sigma-Aldrich Corp.	65,003	9,058
	Mosaic Co.	180,224	8,444
	CF Industries Holdings Inc.	130,643	8,398
	Nucor Corp.	173,538	7,648
	Alcoa Inc.	664,402	7,408
	Newmont Mining Corp.	289,396	6,760
	Celanese Corp. Class A	83,262	5,985
	Eastman Chemical Co.	72,659	5,945
	International Flavors &
	Fragrances Inc.	43,911	4,799
	Ashland Inc.	37,608	4,584
*	WR Grace & Co.	39,869	3,999
	Airgas Inc.	36,685	3,881
	FMC Corp.	72,376	3,803
	Albemarle Corp.	61,003	3,372
	Avery Dennison Corp.	49,067	2,990
	CONSOL Energy Inc.	124,988	2,717
	Huntsman Corp.	113,145	2,497
	Reliance Steel &
	Aluminum Co.	40,364	2,441
*	Axalta Coating Systems Ltd.	69,093	2,286
	Westlake Chemical Corp.	21,741	1,491
			272,234

			Market
			Value•
		Shares	($000)
Consumer Goods (10.1%)
	Procter & Gamble Co.	1,484,586	116,154
	Coca-Cola Co.	2,146,694	84,215
	PepsiCo Inc.	807,770	75,397
	Philip Morris International
	Inc.	847,719	67,962
	Altria Group Inc.	1,074,620	52,560
	NIKE Inc. Class B	373,465	40,342
	Mondelez International Inc.
	Class A	844,446	34,741
	Colgate-Palmolive Co.	495,084	32,383
	Ford Motor Co.	2,133,752	32,028
	Monsanto Co.	260,155	27,730
	Kraft Foods Group Inc.	323,568	27,549
	General Motors Co.	790,502	26,347
	Kimberly-Clark Corp.	198,960	21,084
	General Mills Inc.	328,206	18,288
	Johnson Controls Inc.	357,803	17,722
	Reynolds American Inc.	226,535	16,913
	Archer-Daniels-Midland Co.	338,941	16,344
*,^	Tesla Motors Inc.	51,811	13,899
	Delphi Automotive plc	157,885	13,434
	VF Corp.	187,965	13,109
*	Monster Beverage Corp.	83,714	11,219
	Estee Lauder Cos. Inc.
	Class A	125,566	10,882
*	Electronic Arts Inc.	163,422	10,868
	Constellation Brands Inc.
	Class A	89,135	10,341
	ConAgra Foods Inc.	233,763	10,220
	Mead Johnson Nutrition
	Co.	110,865	10,002
	Stanley Black & Decker Inc.	85,497	8,998
	Kellogg Co.	135,976	8,526
*	Under Armour Inc. Class A	98,108	8,186
	Dr Pepper Snapple Group
	Inc.	104,913	7,648
	Whirlpool Corp.	43,123	7,462

52

Large-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Clorox Co.	71,230	7,409
	Hanesbrands Inc.	217,877	7,260
	Genuine Parts Co.	79,032	7,076
	Tyson Foods Inc. Class A	165,322	7,048
	BorgWarner Inc.	122,920	6,987
	Hershey Co.	78,408	6,965
	JM Smucker Co.	62,133	6,736
	Activision Blizzard Inc.	275,398	6,667
	Bunge Ltd.	74,911	6,577
	Harley-Davidson Inc.	115,548	6,511
*	Mohawk Industries Inc.	33,692	6,432
	Newell Rubbermaid Inc.	147,672	6,071
	Brown-Forman Corp.
	Class B	58,569	5,867
	Church & Dwight Co. Inc.	72,165	5,855
	Molson Coors Brewing Co.
	Class B	79,753	5,568
	Campbell Soup Co.	110,583	5,269
	Coach Inc.	150,293	5,202
	PVH Corp.	44,774	5,158
*	Jarden Corp.	99,583	5,153
	Polaris Industries Inc.	34,585	5,122
	Coca-Cola Enterprises Inc.	117,250	5,093
	DR Horton Inc.	179,152	4,902
	McCormick & Co. Inc.	60,143	4,869
	Keurig Green Mountain Inc.	63,189	4,842
	Lear Corp.	42,608	4,783
	Lennar Corp. Class A	93,640	4,779
	Mattel Inc.	184,009	4,727
	Harman International
	Industries Inc.	38,886	4,625
	Hasbro Inc.	61,155	4,574
*	LKQ Corp.	147,900	4,473
	Edgewell Personal Care Co.	33,760	4,441
*	Michael Kors Holdings Ltd.	105,261	4,430
	Ralph Lauren Corp. Class A	33,333	4,412
	Leucadia National Corp.	169,977	4,127
	Hormel Foods Corp.	71,696	4,041
*	WABCO Holdings Inc.	31,730	3,926
	PulteGroup Inc.	179,508	3,617
*	lululemon athletica Inc.	54,080	3,531
*	NVR Inc.	2,101	2,815
	Snap-on Inc.	15,858	2,525
	Coty Inc. Class A	40,342	1,290
*	GoPro Inc. Class A	18,349	967
^	Pilgrim’s Pride Corp.	35,553	817
*	Fossil Group Inc.	11,278	782
*	Fitbit Inc.	18,815	719
	Lennar Corp. Class B	995	43
	Avon Products Inc.	107	1
			1,067,637
Consumer Services (14.1%)
	Walt Disney Co.	835,698	95,387
*	Amazon.com Inc.	203,864	88,495
	Home Depot Inc.	710,865	78,998

			Market
			Value•
		Shares	($000)
	CVS Health Corp.	617,505	64,764
	Comcast Corp. Class A	1,068,491	64,259
	Wal-Mart Stores Inc.	794,282	56,338
	McDonald’s Corp.	524,522	49,866
	Starbucks Corp.	778,989	41,765
	Walgreens Boots Alliance
	Inc.	476,838	40,264
	Time Warner Inc.	429,405	37,534
*	eBay Inc.	597,514	35,994
	Lowe’s Cos. Inc.	520,015	34,825
*	Priceline Group Inc.	28,373	32,668
	Costco Wholesale Corp.	240,792	32,521
	Twenty-First Century Fox
	Inc. Class A	879,385	28,620
	Target Corp.	348,988	28,488
	McKesson Corp.	126,709	28,485
	Time Warner Cable Inc.	154,550	27,536
*	DIRECTV	261,627	24,276
	TJX Cos. Inc.	354,185	23,436
	Yum! Brands Inc.	236,707	21,323
*	Netflix Inc.	31,475	20,677
	Kroger Co.	254,853	18,479
	Delta Air Lines Inc.	448,748	18,435
	Comcast Corp. Special
	Class A	291,422	17,468
	Cardinal Health Inc.	181,104	15,149
	American Airlines Group
	Inc.	378,764	15,126
	CBS Corp. Class B	238,768	13,252
	Macy’s Inc.	187,827	12,673
	Dollar General Corp.	157,584	12,251
	Southwest Airlines Co.	367,660	12,166
	AmerisourceBergen Corp.
	Class A	113,546	12,074
	Viacom Inc. Class B	184,386	11,919
*	O’Reilly Automotive Inc.	52,416	11,845
	Sysco Corp.	322,957	11,659
	L Brands Inc.	135,364	11,605
*	AutoZone Inc.	17,361	11,578
	Las Vegas Sands Corp.	218,237	11,473
	Carnival Corp.	227,007	11,212
*	United Continental
	Holdings Inc.	208,765	11,067
	Ross Stores Inc.	226,145	10,993
*	Chipotle Mexican Grill Inc.
	Class A	16,887	10,216
	Omnicom Group Inc.	134,137	9,321
*	Dollar Tree Inc.	106,273	8,395
*	DISH Network Corp.
	Class A	115,742	7,837
	Marriott International Inc.
	Class A	105,322	7,835
	Whole Foods Market Inc.	195,611	7,715
	Nielsen NV	170,705	7,642

53

Large-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Starwood Hotels & Resorts
	Worldwide Inc.	93,391	7,573
	Royal Caribbean Cruises
	Ltd.	96,200	7,570
*	CarMax Inc.	114,199	7,561
*	Hilton Worldwide Holdings
	Inc.	268,792	7,405
*	Charter Communications
	Inc. Class A	42,847	7,338
*	Liberty Interactive Corp.
	QVC Group Class A	242,341	6,725
	Tractor Supply Co.	74,102	6,665
	Kohl’s Corp.	104,718	6,556
	Advance Auto Parts Inc.	39,802	6,340
*	Bed Bath & Beyond Inc.	89,889	6,201
	Nordstrom Inc.	77,931	5,806
	Expedia Inc.	52,800	5,774
	Signet Jewelers Ltd.	43,598	5,591
	Tiffany & Co.	59,830	5,492
	Wyndham Worldwide Corp.	66,324	5,433
	Staples Inc.	347,250	5,316
	Best Buy Co. Inc.	162,364	5,295
*	TripAdvisor Inc.	60,032	5,231
*	Ulta Salon Cosmetics &
	Fragrance Inc.	33,339	5,149
	Foot Locker Inc.	76,413	5,120
	Gap Inc.	129,079	4,927
	Family Dollar Stores Inc.	59,139	4,661
*	Discovery Communications
	Inc.	147,450	4,583
*	IHS Inc. Class A	35,554	4,573
*	MGM Resorts International	246,201	4,493
*	Sirius XM Holdings Inc.	1,196,397	4,463
	H&R Block Inc.	149,396	4,430
	Wynn Resorts Ltd.	44,109	4,352
	Darden Restaurants Inc.	61,207	4,351
	Interpublic Group of Cos.
	Inc.	225,169	4,339
*	Norwegian Cruise Line
	Holdings Ltd.	74,829	4,193
*	Hertz Global Holdings Inc.	223,924	4,058
*	Liberty Media Corp.	111,572	4,005
*	News Corp. Class A	263,042	3,838
	Williams-Sonoma Inc.	45,210	3,719
	FactSet Research Systems
	Inc.	21,600	3,510
	Aramark	103,430	3,203
*	AutoNation Inc.	43,662	2,750
	Scripps Networks
	Interactive Inc. Class A	41,911	2,740
*	Discovery Communications
	Inc. Class A	80,676	2,683
	Omnicare Inc.	26,449	2,493
	Tribune Media Co. Class A	46,155	2,464
	Alaska Air Group Inc.	35,389	2,280
*	Urban Outfitters Inc.	54,445	1,906

			Market
			Value•
		Shares	($000)
*	Liberty Media Corp.
	Class A	50,988	1,838
*	Sprouts Farmers Market
	Inc.	65,617	1,770
	Twenty-First Century Fox
	Inc.	48,524	1,563
*	Hyatt Hotels Corp. Class A	20,315	1,152
*	News Corp. Class B	12,138	173
	CBS Corp. Class A	2,867	165
	Viacom Inc. Class A	985	64
			1,485,784
Financials (17.9%)
	Wells Fargo & Co.	2,535,908	142,619
	JPMorgan Chase & Co.	2,030,783	137,606
*	Berkshire Hathaway Inc.
	Class B	1,000,971	136,242
	Bank of America Corp.	5,746,896	97,812
	Citigroup Inc.	1,577,288	87,129
	Visa Inc. Class A	1,071,157	71,928
	MasterCard Inc. Class A	548,943	51,315
	American International
	Group Inc.	728,595	45,042
	Goldman Sachs Group Inc.	212,477	44,363
	US Bancorp	920,510	39,950
	American Express Co.	471,848	36,672
	Morgan Stanley	807,427	31,320
	Simon Property Group Inc.	170,101	29,431
	MetLife Inc.	487,799	27,312
	PNC Financial Services
	Group Inc.	282,963	27,065
	Capital One Financial Corp.	300,072	26,397
	Bank of New York Mellon
	Corp.	551,528	23,148
	Prudential Financial Inc.	247,080	21,624
	American Tower
	Corporation	231,201	21,569
	Charles Schwab Corp.	645,991	21,092
	BlackRock Inc.	58,427	20,215
	ACE Ltd.	171,332	17,421
	Travelers Cos. Inc.	174,755	16,892
	Marsh & McLennan Cos.
	Inc.	292,861	16,605
	State Street Corp.	214,049	16,482
	CME Group Inc.	175,563	16,338
	BB&T Corp.	399,101	16,088
	Aon plc	154,055	15,356
	McGraw Hill Financial Inc.	149,172	14,984
	Public Storage	80,497	14,841
	Allstate Corp.	226,401	14,687
	Crown Castle International
	Corp.	182,735	14,674
	Discover Financial Services	243,229	14,015
	Aflac Inc.	225,159	14,005
	Equity Residential	199,269	13,983
	Intercontinental Exchange
	Inc.	60,880	13,613

54

Large-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Health Care REIT Inc.	191,674	12,580
	Ameriprise Financial Inc.	99,546	12,436
	SunTrust Banks Inc.	284,400	12,235
	Chubb Corp.	125,632	11,953
	AvalonBay Communities Inc.	72,398	11,574
	Ventas Inc.	180,008	11,177
	Franklin Resources Inc.	219,582	10,766
	Prologis Inc.	286,421	10,626
	T. Rowe Price Group Inc.	134,685	10,469
	Moody’s Corp.	93,889	10,136
	Boston Properties Inc.	83,334	10,087
	Hartford Financial Services
	Group Inc.	234,456	9,746
	Fifth Third Bancorp	447,698	9,321
	Northern Trust Corp.	121,682	9,304
	HCP Inc.	250,768	9,146
	Weyerhaeuser Co.	285,227	8,985
	Invesco Ltd.	235,791	8,840
	Vornado Realty Trust	92,807	8,810
	Progressive Corp.	304,242	8,467
	Lincoln National Corp.	140,072	8,295
	Principal Financial Group Inc.	159,722	8,192
	Host Hotels & Resorts Inc.	411,951	8,169
	M&T Bank Corp.	65,061	8,128
	Equinix Inc.	31,108	7,901
	Essex Property Trust Inc.	35,717	7,590
	Regions Financial Corp.	730,539	7,568
	General Growth Properties
	Inc.	288,534	7,404
	KeyCorp	470,953	7,074
*	Affiliated Managers Group
	Inc.	29,957	6,549
	Macerich Co.	86,228	6,433
	Equifax Inc.	65,177	6,328
	Loews Corp.	162,014	6,239
	XL Group plc Class A	167,562	6,233
	SL Green Realty Corp.	54,022	5,937
*	Markel Corp.	7,210	5,773
	Voya Financial Inc.	123,900	5,758
	Western Union Co.	283,148	5,756
*	CBRE Group Inc. Class A	153,547	5,681
	Realty Income Corp.	127,176	5,645
	FNF Group	142,735	5,280
*	Ally Financial Inc.	234,503	5,260
	Huntington Bancshares Inc.	440,842	4,986
	Comerica Inc.	96,712	4,963
	Digital Realty Trust Inc.	73,662	4,912
	TD Ameritrade Holding Corp.	132,930	4,895
	First Republic Bank	77,560	4,889
	Unum Group	136,648	4,885
	Citizens Financial Group Inc.	176,011	4,807
	Kimco Realty Corp.	212,173	4,782
	Federal Realty Investment
	Trust	37,243	4,770
	Annaly Capital Management
	Inc.	514,368	4,727

			Market
			Value•
		Shares	($000)
	UDR Inc.	140,838	4,511
	CIT Group Inc.	95,573	4,443
*	Arch Capital Group Ltd.	65,927	4,414
	Cincinnati Financial Corp.	84,747	4,253
	New York Community
	Bancorp Inc.	228,210	4,195
	Jones Lang LaSalle Inc.	24,414	4,175
	Raymond James Financial
	Inc.	70,067	4,175
	Willis Group Holdings plc	87,955	4,125
	American Realty Capital
	Properties Inc.	502,092	4,082
	Torchmark Corp.	69,740	4,060
	Navient Corp.	222,804	4,057
	SEI Investments Co.	81,923	4,017
	Lazard Ltd. Class A	69,888	3,931
	Plum Creek Timber Co. Inc.	95,633	3,880
*	Realogy Holdings Corp.	79,395	3,709
	MSCI Inc. Class A	57,775	3,556
	Reinsurance Group of
	America Inc. Class A	37,401	3,548
	Camden Property Trust	47,494	3,528
	American Capital Agency
	Corp.	191,770	3,523
	Zions Bancorporation	110,643	3,511
	Alexandria Real Estate
	Equities Inc.	39,185	3,427
	Everest Re Group Ltd.	18,529	3,372
	Iron Mountain Inc.	102,625	3,181
	Legg Mason Inc.	61,396	3,164
	NASDAQ OMX Group Inc.	63,994	3,124
	PartnerRe Ltd.	23,403	3,007
	WR Berkley Corp.	55,366	2,875
	Axis Capital Holdings Ltd.	52,369	2,795
	People’s United Financial
	Inc.	167,204	2,710
	Hudson City Bancorp Inc.	257,400	2,543
*	E*TRADE Financial Corp.	79,143	2,370
	Brixmor Property Group
	Inc.	97,563	2,257
*	Synchrony Financial	68,146	2,244
	LPL Financial Holdings Inc.	45,383	2,110
*	Alleghany Corp.	4,147	1,944
*	Santander Consumer USA
	Holdings Inc.	56,876	1,454
	Assurant Inc.	18,866	1,264
*	Berkshire Hathaway Inc.
	Class A	6	1,229
	Communications Sales &
	Leasing Inc.	32,757	810
*	LendingClub Corp.	39,892	588
*	Genworth Financial Inc.
	Class A	122	1
			1,888,464

55

Large-Cap Index Fund

			Market
			Value•
		Shares	($000)
Health Care (14.6%)
	Johnson & Johnson	1,517,504	147,896
	Pfizer Inc.	3,369,611	112,983
	Gilead Sciences Inc.	804,191	94,155
	Merck & Co. Inc.	1,546,031	88,015
*	Allergan plc	214,760	65,171
	Amgen Inc.	416,140	63,886
	UnitedHealth Group Inc.	520,920	63,552
	Bristol-Myers Squibb Co.	912,270	60,702
	AbbVie Inc.	894,714	60,116
	Medtronic plc	778,843	57,712
*	Biogen Inc.	128,553	51,928
*	Celgene Corp.	433,422	50,162
	Eli Lilly & Co.	545,785	45,568
	Abbott Laboratories	813,487	39,926
*	Express Scripts Holding
	Co.	398,582	35,450
	Thermo Fisher Scientific
	Inc.	217,523	28,226
	Aetna Inc.	191,283	24,381
	Anthem Inc.	145,204	23,834
*	Alexion Pharmaceuticals
	Inc.	129,922	23,486
	Cigna Corp.	140,513	22,763
*	Regeneron
	Pharmaceuticals Inc.	41,519	21,180
	Baxter International Inc.	297,472	20,802
*	Illumina Inc.	78,751	17,196
	Stryker Corp.	175,260	16,750
*	Vertex Pharmaceuticals Inc.	133,281	16,457
	Becton Dickinson and Co.	114,484	16,217
	Humana Inc.	81,606	15,610
*	HCA Holdings Inc.	171,653	15,572
*	Mylan NV	227,974	15,470
	Perrigo Co. plc	76,660	14,169
*	Boston Scientific Corp.	732,692	12,969
*	BioMarin Pharmaceutical
	Inc.	87,490	11,967
	Zoetis Inc.	245,702	11,848
	St. Jude Medical Inc.	153,205	11,195
	Zimmer Biomet Holdings
	Inc.	93,259	10,187
*	Intuitive Surgical Inc.	20,149	9,762
*	Incyte Corp.	87,563	9,125
*	Endo International plc	110,275	8,783
*	Hospira Inc.	94,589	8,391
*	Edwards Lifesciences Corp.	58,591	8,345
*	Mallinckrodt plc	64,058	7,541
*	DaVita HealthCare
	Partners Inc.	93,944	7,466
	Universal Health Services
	Inc. Class B	49,765	7,072
	CR Bard Inc.	40,416	6,899
*	Laboratory Corp. of
	America Holdings	54,432	6,598

			Market
			Value•
		Shares	($000)
*	Henry Schein Inc.	45,628	6,485
	Quest Diagnostics Inc.	78,439	5,688
*	Jazz Pharmaceuticals plc	31,766	5,593
*	Waters Corp.	43,033	5,525
*	Alkermes plc	81,268	5,229
*	Hologic Inc.	129,584	4,932
*	Medivation Inc.	43,026	4,913
*	Varian Medical Systems
	Inc.	54,318	4,581
	ResMed Inc.	76,554	4,315
*	Envision Healthcare
	Holdings Inc.	99,999	3,948
	DENTSPLY International
	Inc.	76,398	3,938
*	IDEXX Laboratories Inc.	51,236	3,286
*	Quintiles Transnational
	Holdings Inc.	39,524	2,870
*	Centene Corp.	29,215	2,349
	Cooper Cos. Inc.	13,183	2,346
	Patterson Cos. Inc.	47,867	2,329
*	Alnylam Pharmaceuticals
	Inc.	18,408	2,206
*	Bluebird Bio Inc.	8,837	1,488
*	Intercept Pharmaceuticals
	Inc.	4,192	1,012
			1,540,516
Industrials (11.2%)
	General Electric Co.	5,513,656	146,498
	3M Co.	347,129	53,562
	United Technologies Corp.	462,788	51,337
	Boeing Co.	340,083	47,176
	Union Pacific Corp.	479,448	45,725
	Honeywell International
	Inc.	405,789	41,378
	United Parcel Service Inc.
	Class B	383,314	37,147
	Accenture plc Class A	342,702	33,167
	Danaher Corp.	328,708	28,134
	Caterpillar Inc.	329,886	27,981
	Lockheed Martin Corp.	146,008	27,143
	FedEx Corp.	147,308	25,101
	General Dynamics Corp.	153,321	21,724
	Automatic Data
	Processing Inc.	258,684	20,754
	Emerson Electric Co.	365,117	20,238
	CSX Corp.	538,899	17,595
	Eaton Corp. plc	254,727	17,192
	Deere & Co.	173,301	16,819
	Northrop Grumman Corp.	105,896	16,798
	Raytheon Co.	167,121	15,990
	Illinois Tool Works Inc.	170,711	15,670
	Norfolk Southern Corp.	167,109	14,599
	Precision Castparts Corp.	71,763	14,343
	TE Connectivity Ltd.	222,554	14,310
	Cummins Inc.	99,134	13,005

56

Large-Cap Index Fund

			Market
			Value•
		Shares	($000)
*	LinkedIn Corp. Class A	60,265	12,453
	PACCAR Inc.	194,253	12,395
	Sherwin-Williams Co.	43,990	12,098
	Waste Management Inc.	249,854	11,581
*	Fiserv Inc.	129,704	10,743
	Amphenol Corp. Class A	168,876	9,790
	Ingersoll-Rand plc	143,973	9,707
	Fidelity National Information
	Services Inc.	154,210	9,530
	Roper Technologies Inc.	55,044	9,493
*	Alliance Data Systems Corp.	32,201	9,401
	Rockwell Automation Inc.	73,691	9,185
	Tyco International plc	228,621	8,797
	Parker-Hannifin Corp.	71,943	8,369
	Paychex Inc.	177,684	8,330
	WW Grainger Inc.	33,348	7,892
	AMETEK Inc.	132,448	7,256
	Pall Corp.	57,960	7,213
	Agilent Technologies Inc.	182,949	7,058
	Pentair plc	100,509	6,910
	Rockwell Collins Inc.	71,884	6,639
*	FleetCor Technologies Inc.	42,365	6,612
	Xerox Corp.	602,326	6,409
	Dover Corp.	89,377	6,272
*	TransDigm Group Inc.	27,668	6,216
*	Stericycle Inc.	46,106	6,174
	Fastenal Co.	144,635	6,101
	Textron Inc.	135,441	6,045
	Vulcan Materials Co.	71,915	6,036
*	Verisk Analytics Inc. Class A	82,146	5,977
	Sealed Air Corp.	114,865	5,902
	Kansas City Southern	59,911	5,464
	Republic Services Inc.
	Class A	134,544	5,270
*	Mettler-Toledo International
	Inc.	15,417	5,264
	Ball Corp.	74,750	5,244
	Masco Corp.	192,368	5,130
	CH Robinson Worldwide
	Inc.	79,376	4,952
	Martin Marietta Materials
	Inc.	34,670	4,906
*	Sensata Technologies
	Holding NV	92,106	4,858
	Towers Watson & Co.
	Class A	37,756	4,750
*	United Rentals Inc.	53,695	4,705
	Wabtec Corp.	49,723	4,686
	L-3 Communications
	Holdings Inc.	41,222	4,674
	Expeditors International of
	Washington Inc.	99,045	4,566
*	WestRock Co.	71,604	4,361
	Cintas Corp.	51,137	4,326
	MeadWestvaco Corp.	90,952	4,292

			Market
			Value•
		Shares	($000)
	Fluor Corp.	80,295	4,256
	JB Hunt Transport
	Services Inc.	50,793	4,170
*	Crown Holdings Inc.	75,423	3,991
	Flowserve Corp.	73,737	3,883
	Robert Half International
	Inc.	69,735	3,870
	ManpowerGroup Inc.	42,797	3,825
	Xylem Inc.	98,894	3,666
	Macquarie Infrastructure
	Corp.	41,217	3,406
*	Quanta Services Inc.	115,422	3,326
*	Trimble Navigation Ltd.	140,598	3,298
	ADT Corp.	93,980	3,155
	B/E Aerospace Inc.	57,199	3,140
	Avnet Inc.	73,869	3,037
	Hubbell Inc. Class B	28,024	3,034
*	Arrow Electronics Inc.	52,191	2,912
*	Jacobs Engineering Group
	Inc.	70,444	2,861
^	Chicago Bridge & Iron Co.
	NV	53,378	2,671
	Donaldson Co. Inc.	74,561	2,669
	Allison Transmission
	Holdings Inc.	88,371	2,586
	Owens Corning	60,829	2,509
	FLIR Systems Inc.	76,097	2,345
*	Colfax Corp.	47,380	2,187
	Fortune Brands Home &
	Security Inc.	43,330	1,985
	AGCO Corp.	21,398	1,215
	MDU Resources Group
	Inc.	53,179	1,039
	Joy Global Inc.	26,577	962
	Rock-Tenn Co. Class A	139	8
*	Owens-Illinois Inc.	40	1
			1,183,425
Oil & Gas (7.7%)
	Exxon Mobil Corp.	2,287,964	190,359
	Chevron Corp.	1,029,084	99,276
	Schlumberger Ltd.	695,154	59,915
	ConocoPhillips	673,755	41,375
	Kinder Morgan Inc.	947,880	36,389
	Occidental Petroleum
	Corp.	419,402	32,617
	EOG Resources Inc.	300,006	26,266
	Phillips 66	295,709	23,822
	Anadarko Petroleum Corp.	277,585	21,668
	Williams Cos. Inc.	368,956	21,174
	Halliburton Co.	442,387	19,054
	Valero Energy Corp.	279,881	17,521
	Marathon Petroleum Corp.	296,889	15,530
	Baker Hughes Inc.	237,915	14,679
	Devon Energy Corp.	213,816	12,720
	Spectra Energy Corp.	365,357	11,911

57

Large-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Apache Corp.	206,366	11,893
	Pioneer Natural Resources
	Co.	81,784	11,343
	National Oilwell Varco Inc.	211,876	10,229
	Marathon Oil Corp.	366,647	9,731
	Noble Energy Inc.	210,518	8,985
	Hess Corp.	133,431	8,924
*	Cheniere Energy Inc.	122,735	8,501
*	Concho Resources Inc.	65,107	7,413
	Cabot Oil & Gas Corp.	224,580	7,083
	EQT Corp.	83,410	6,785
	Tesoro Corp.	68,392	5,773
	Cimarex Energy Co.	51,210	5,649
*	Cameron International
	Corp.	106,553	5,580
*	FMC Technologies Inc.	126,185	5,235
*	Southwestern Energy Co.	208,993	4,750
*	Weatherford International
	plc	379,310	4,654
	HollyFrontier Corp.	106,475	4,545
	Range Resources Corp.	87,014	4,297
	Helmerich & Payne Inc.	55,513	3,909
	Murphy Oil Corp.	91,862	3,819
*	Whiting Petroleum Corp.	111,301	3,740
^	Chesapeake Energy Corp.	324,460	3,624
	OGE Energy Corp.	108,198	3,091
^	Transocean Ltd.	186,561	3,007
	Energen Corp.	43,104	2,944
	Ensco plc Class A	127,299	2,835
	Core Laboratories NV	23,558	2,687
	Oceaneering International
	Inc.	54,941	2,560
*	Continental Resources Inc.	50,684	2,149
	Noble Corp. plc	137,453	2,115
*	Antero Resources Corp.	37,184	1,277
*	Cobalt International Energy
	Inc.	94,687	919
^	Diamond Offshore Drilling
	Inc.	16,729	432
			814,754
Technology (16.5%)
	Apple Inc.	3,152,448	395,396
	Microsoft Corp.	3,984,070	175,897
*	Facebook Inc. Class A	1,169,177	100,274
*	Google Inc. Class A	157,750	85,191
*	Google Inc. Class C	158,932	82,726
	Intel Corp.	2,596,045	78,959
	International Business
	Machines Corp.	485,004	78,891
	Cisco Systems Inc.	2,783,043	76,422
	Oracle Corp.	1,792,202	72,226
	QUALCOMM Inc.	892,059	55,870
	Hewlett-Packard Co.	994,499	29,845
	Texas Instruments Inc.	569,818	29,351
	EMC Corp.	1,061,229	28,006

			Market
			Value•
		Shares	($000)
*	Salesforce.com inc	340,556	23,713
*	Adobe Systems Inc.	259,750	21,042
*	Cognizant Technology
	Solutions Corp. Class A	333,681	20,385
	Avago Technologies Ltd.
	Class A	140,477	18,674
*	Yahoo! Inc.	464,160	18,237
	Broadcom Corp. Class A	300,036	15,449
	Intuit Inc.	142,997	14,410
	Corning Inc.	691,308	13,639
	Applied Materials Inc.	670,163	12,881
*	Cerner Corp.	169,037	11,674
*	Micron Technology Inc.	591,098	11,136
*	Twitter Inc.	304,168	11,017
	Analog Devices Inc.	171,388	11,001
	Skyworks Solutions Inc.	104,671	10,896
	Western Digital Corp.	119,333	9,358
	Symantec Corp.	371,741	8,643
	Altera Corp.	164,256	8,410
	Seagate Technology plc	164,763	7,826
*	Red Hat Inc.	99,846	7,581
*	Palo Alto Networks Inc.	41,208	7,199
	Lam Research Corp.	86,614	7,046
*	Catamaran Corp.	112,998	6,902
	SanDisk Corp.	115,938	6,750
*	Qorvo Inc.	80,908	6,494
*	Akamai Technologies Inc.	92,027	6,425
	Xilinx Inc.	142,536	6,294
*	Autodesk Inc.	123,795	6,199
*	Citrix Systems Inc.	86,834	6,092
	Motorola Solutions Inc.	105,821	6,068
*	ServiceNow Inc.	79,860	5,934
	Linear Technology Corp.	130,194	5,758
	NVIDIA Corp.	281,040	5,652
	Juniper Networks Inc.	209,798	5,448
	NetApp Inc.	169,720	5,356
	Maxim Integrated Products
	Inc.	153,561	5,309
	Harris Corp.	67,188	5,167
	Computer Sciences Corp.	76,817	5,042
	KLA-Tencor Corp.	88,822	4,993
	CA Inc.	168,839	4,945
	Microchip Technology Inc.	103,756	4,921
*	F5 Networks Inc.	39,939	4,807
*	Splunk Inc.	65,125	4,534
*	ANSYS Inc.	49,573	4,523
*	Workday Inc. Class A	58,510	4,470
*	Synopsys Inc.	84,020	4,256
*	VMware Inc. Class A	46,038	3,947
*	Gartner Inc.	45,378	3,892
*	VeriSign Inc.	57,238	3,533
*	FireEye Inc.	68,404	3,346
*	Teradata Corp.	83,403	3,086
	Marvell Technology Group
	Ltd.	221,435	2,920

58

Large-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Garmin Ltd.	62,521	2,747
*	Rackspace Hosting Inc.	66,380	2,469
*	Nuance Communications
	Inc.	140,793	2,465
*	SunEdison Inc.	81,292	2,431
	CDK Global Inc.	43,765	2,362
*	Freescale Semiconductor
	Ltd.	59,066	2,361
*	IMS Health Holdings Inc.	64,823	1,987
*	NetSuite Inc.	18,690	1,715
*	Tableau Software Inc.
	Class A	13,619	1,570
*	Premier Inc. Class A	20,409	785
*	Cree Inc.	28	1
			1,733,227
Telecommunications (2.3%)
	Verizon Communications
	Inc.	2,231,815	104,025
	AT&T Inc.	2,841,683	100,937
	CenturyLink Inc.	307,732	9,041
*	Level 3 Communications
	Inc.	155,053	8,167
*	SBA Communications
	Corp. Class A	70,226	8,074
*	T-Mobile US Inc.	153,870	5,965
	Frontier Communications
	Corp.	627,044	3,104
*	Sprint Corp.	431,539	1,968
*	Zayo Group Holdings Inc.	33,249	855
			242,136
Utilities (2.8%)
	Duke Energy Corp.	377,895	26,687
	NextEra Energy Inc.	242,733	23,795
	Dominion Resources Inc.	324,340	21,689
	Southern Co.	496,413	20,800
	Exelon Corp.	469,106	14,739
	American Electric Power
	Co. Inc.	268,172	14,205
	PG&E Corp.	262,303	12,879
	Sempra Energy	128,733	12,737
	Public Service Enterprise
	Group Inc.	275,515	10,822
	PPL Corp.	363,516	10,713
	Edison International	176,978	9,836
	Consolidated Edison Inc.	159,199	9,214
	Xcel Energy Inc.	277,464	8,929
	NiSource Inc.	173,750	7,921
	Eversource Energy	172,261	7,822
	WEC Energy Group Inc.	171,454	7,710
	FirstEnergy Corp.	228,966	7,453
	DTE Energy Co.	98,028	7,317
	Entergy Corp.	98,205	6,924
	Ameren Corp.	131,632	4,960
	AES Corp.	370,300	4,910

			Market
			Value•
		Shares	($000)
	CMS Energy Corp.	150,554	4,794
	American Water Works Co.
	Inc.	97,801	4,756
	ONEOK Inc.	113,183	4,469
	CenterPoint Energy Inc.	221,842	4,222
	NRG Energy Inc.	183,261	4,193
	Pepco Holdings Inc.	136,859	3,687
*	Calpine Corp.	204,249	3,674
	Alliant Energy Corp.	61,841	3,570
	SCANA Corp.	69,735	3,532
	Pinnacle West Capital Corp.	59,998	3,413
	National Fuel Gas Co.	43,509	2,562
			294,934
	Total Common Stocks
	(Cost $7,101,725)		10,523,111
Temporary Cash Investments (0.5%)[1]
	Money Market Fund (0.5%)
[2,3]	Vanguard Market Liquidity
	Fund, 0.137%	49,441,000	49,441

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
4	Federal Home Loan Bank
	Discount Notes,
	0.089%, 7/6/15	900	900
[4,5]	Federal Home Loan Bank
	Discount Notes,
	0.135%, 8/5/15	100	100
[4,5]	Federal Home Loan Bank
	Discount Notes,
	0.088%, 9/4/15	800	800
[5,6]	Freddie Mac Discount Notes,
	0.075%, 7/20/15	1,000	1,000
			2,800
Total Temporary Cash Investments
	(Cost $52,241)		52,241
	Total Investments (100.3%)
	(Cost $7,153,966)		10,575,352
Other Assets and Liabilities (-0.3%)
	Other Assets		31,402
	Liabilities[3]		(65,152)
			(33,750)
	Net Assets (100%)		10,541,602

59

Large-Cap Index Fund

At June 30, 2015, net assets consisted of:

Amount
($000)
Paid-in Capital	7,158,472
Overdistributed Net Investment Income	(1,178)
Accumulated Net Realized Losses	(36,811)
Unrealized Appreciation (Depreciation)
Investment Securities	3,421,386
Futures Contracts	(267)
Net Assets	10,541,602

Investor Shares—Net Assets
Applicable to 10,256,863 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	393,035
Net Asset Value Per Share—
Investor Shares	$38.32

Admiral Shares—Net Assets
Applicable to 70,374,453 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,371,465
Net Asset Value Per Share—
Admiral Shares	$47.91

Amount
($000)
Institutional Shares—Net Assets
Applicable to 4,319,979 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	851,816
Net Asset Value Per Share—
Institutional Shares	$197.18

ETF Shares—Net Assets
Applicable to 62,462,746 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	5,925,286
Net Asset Value Per Share—
ETF Shares	$94.86

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $9,837,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $10,025,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $800,000 have been segregated as initial margin for open futures contracts.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

60

Large-Cap Index Fund

Statement of Operations

Six Months Ended
June 30, 2015
($000)
Investment Income
Income
Dividends	102,215
Interest[1]	20
Securities Lending	147
Total Income	102,382
Expenses
The Vanguard Group—Note B
Investment Advisory Services	871
Management and Administrative—Investor Shares	331
Management and Administrative—Admiral Shares	619
Management and Administrative—Institutional Shares	127
Management and Administrative—ETF Shares	1,135
Marketing and Distribution—Investor Shares	48
Marketing and Distribution—Admiral Shares	227
Marketing and Distribution—Institutional Shares	52
Marketing and Distribution—ETF Shares	332
Custodian Fees	81
Shareholders’ Reports—Investor Shares	8
Shareholders’ Reports—Admiral Shares	18
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	38
Trustees’ Fees and Expenses	4
Total Expenses	3,891
Net Investment Income	98,491
Realized Net Gain (Loss)
Investment Securities Sold	114,734
Futures Contracts	2,106
Realized Net Gain (Loss)	116,840
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(68,333)
Futures Contracts	(134)
Change in Unrealized Appreciation (Depreciation)	(68,467)
Net Increase (Decrease) in Net Assets Resulting from Operations	146,864
1 Interest income from an affiliated company of the fund was $20,000.

See accompanying Notes, which are an integral part of the Financial Statements.

61

Large-Cap Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	98,491	168,901
Realized Net Gain (Loss)	116,840	78,903
Change in Unrealized Appreciation (Depreciation)	(68,467)	894,834
Net Increase (Decrease) in Net Assets Resulting from Operations	146,864	1,142,638
Distributions
Net Investment Income
Investor Shares	(3,413)	(6,736)
Admiral Shares	(30,448)	(42,273)
Signal Shares	—	(8,303)
Institutional Shares	(7,860)	(15,380)
ETF Shares	(53,892)	(96,408)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(95,613)	(169,100)
Capital Share Transactions
Investor Shares	(8,113)	(34,285)
Admiral Shares	271,600	1,404,615
Signal Shares	—	(975,311)
Institutional Shares	(9,601)	18,594
ETF Shares	277,613	361,077
Net Increase (Decrease) from Capital Share Transactions	531,499	774,690
Total Increase (Decrease)	582,750	1,748,228
Net Assets
Beginning of Period	9,958,852	8,210,624
End of Period[1]	10,541,602	9,958,852

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($1,178,000) and ($4,056,000).

See accompanying Notes, which are an integral part of the Financial Statements.

62

Large-Cap Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$38.12	$34.24	$26.32	$23.16	$23.25	$20.47
Investment Operations
Net Investment Income	. 337	. 624	. 556	. 521	. 421	. 372
Net Realized and Unrealized Gain (Loss)
on Investments	.189	3.879	7.921	3.159	(.095)	2.791
Total from Investment Operations	.526	4.503	8.477	3.680	.326	3.163
Distributions
Dividends from Net Investment Income	(. 326)	(. 623)	(. 557)	(. 520)	(. 416)	(. 383)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 326)	(. 623)	(. 557)	(. 520)	(. 416)	(. 383)
Net Asset Value, End of Period	$38.32	$38.12	$34.24	$26.32	$23.16	$23.25

Total Return[1]	1.37%	13.24%	32.45%	15.94%	1.44%	15.63%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$393	$399	$391	$290	$293	$307
Ratio of Total Expenses to
Average Net Assets	0.21%	0.23%	0.24%	0.24%	0.24%	0.26%
Ratio of Net Investment Income to
Average Net Assets	1.80%	1.76%	1.82%	2.08%	1.81%	1.78%
Portfolio Turnover Rate[2]	3%	3%	9%	8%	7%	8%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

63

Large-Cap Index Fund

Financial Highlights

Admiral Shares
	Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$47.65	$42.81	$32.90	$28.96	$29.07	$25.59
Investment Operations
Net Investment Income	. 457	. 846.752		. 698	. 569	. 503
Net Realized and Unrealized Gain (Loss)
on Investments	.246	4.839	9.909	3.939	(.116)	3.495
Total from Investment Operations	.703	5.685	10.661	4.637	.453	3.998
Distributions
Dividends from Net Investment Income	(. 443)	(. 845)	(.751)	(. 697)	(. 563)	(. 518)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 443)	(. 845)	(.751)	(. 697)	(. 563)	(. 518)
Net Asset Value, End of Period	$47.91	$47.65	$42.81	$32.90	$28.96	$29.07

Total Return[1]	1.46%	13.38%	32.66%	16.06%	1.60%	15.81%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,371	$3,085	$1,438	$981	$796	$698
Ratio of Total Expenses to
Average Net Assets	0.07%	0.09%	0.09%	0.10%	0.10%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.94%	1.90%	1.97%	2.22%	1.95%	1.92%
Portfolio Turnover Rate[2]	3%	3%	9%	8%	7%	8%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

64

Large-Cap Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$196.14	$176.18	$135.42	$119.18	$119.65	$105.33
Investment Operations
Net Investment Income	1.887	3.492	3.105	2.903	2.366	2.111
Net Realized and Unrealized Gain (Loss)
on Investments	.983	19.957	40.761	16.234	(.499)	14.383
Total from Investment Operations	2.870	23.449	43.866	19.137	1.867	16.494
Distributions
Dividends from Net Investment Income	(1.830)	(3.489)	(3.106)	(2.897)	(2.337)	(2.174)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.830)	(3.489)	(3.106)	(2.897)	(2.337)	(2.174)
Net Asset Value, End of Period	$197.18	$196.14	$176.18	$135.42	$119.18	$119.65

Total Return	1.45%	13.41%	32.65%	16.11%	1.60%	15.85%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$852	$857	$750	$752	$504	$276
Ratio of Total Expenses to
Average Net Assets	0.06%	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.95%	1.91%	1.98%	2.24%	1.97%	1.96%
Portfolio Turnover Rate[1]	3%	3%	9%	8%	7%	8%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

65

Large-Cap Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$94.36	$84.76	$65.15	$57.34	$57.56	$50.67
Investment Operations
Net Investment Income	.903	1.672	1.488	1.383	1.126	.996
Net Realized and Unrealized Gain (Loss)
on Investments	.473	9.599	19.610	7.807	(.234)	6.920
Total from Investment Operations	1.376	11.271	21.098	9.190	.892	7.916
Distributions
Dividends from Net Investment Income	(.876)	(1.671)	(1.488)	(1.380)	(1.112)	(1.026)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.876)	(1.671)	(1.488)	(1.380)	(1.112)	(1.026)
Net Asset Value, End of Period	$94.86	$94.36	$84.76	$65.15	$57.34	$57.56

Total Return	1.45%	13.39%	32.65%	16.09%	1.58%	15.81%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,925	$5,619	$4,707	$3,577	$3,021	$2,858
Ratio of Total Expenses to
Average Net Assets	0.07%	0.09%	0.09%	0.10%	0.10%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.94%	1.90%	1.97%	2.22%	1.95%	1.92%
Portfolio Turnover Rate[1]	3%	3%	9%	8%	7%	8%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Large-Cap Index Fund

Notes to Financial Statements

Vanguard Large-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, Admiral Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Prior to October 24, 2014, the fund offered Signal Shares. Effective at the close of business on October 24, 2014, the Signal Shares were converted to Admiral Shares.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2015, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

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Large-Cap Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2011–2014), and for the period ended June 30, 2015, and has concluded that no provision for federal income tax is required in the fund’s financial statements. 4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2015, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

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Large-Cap Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At June 30, 2015, the fund had contributed capital of $943,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.38% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	10,523,111	—	—
Temporary Cash Investments	49,441	2,800	—
Futures Contracts—Assets[1]	32	—	—
Total	10,572,584	2,800	—
1 Represents variation margin on the last day of the reporting period.

D. At June 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	September 2015	89	9,142	(187)
S&P 500 Index	September 2015	15	7,704	(80)
				(267)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

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Large-Cap Index Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2015, the fund realized $117,766,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2014, the fund had available capital losses totaling $36,018,000 to offset future net capital gains. Of this amount, $24,177,000 is subject to expiration on December 31, 2018. Capital losses of $11,841,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2015; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2015, the cost of investment securities for tax purposes was $7,153,966,000. Net unrealized appreciation of investment securities for tax purposes was $3,421,386,000, consisting of unrealized gains of $3,573,229,000 on securities that had risen in value since their purchase and $151,843,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2015, the fund purchased $891,372,000 of investment securities and sold $358,344,000 of investment securities, other than temporary cash investments. Purchases and sales include $483,212,000 and $200,265,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

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Large-Cap Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2015	December 31, 2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	56,500	1,465	106,030	2,965
Issued in Lieu of Cash Distributions	3,291	85	6,503	178
Redeemed	(67,904)	(1,752)	(146,818)	(4,093)
Net Increase (Decrease)—Investor Shares	(8,113)	(202)	(34,285)	(950)
Admiral Shares
Issued[1]	508,175	10,545	1,699,952	37,699
Issued in Lieu of Cash Distributions	25,354	521	35,505	772
Redeemed	(261,929)	(5,419)	(330,842)	(7,335)
Net Increase (Decrease)—Admiral Shares	271,600	5,647	1,404,615	31,136
Signal Shares
Issued	—	—	114,250	3,015
Issued in Lieu of Cash Distributions	—	—	6,333	163
Redeemed[1]	—	—	(1,095,894)	(27,966)
Net Increase (Decrease)—Signal Shares	—	—	(975,311)	(24,788)
Institutional Shares
Issued	38,506	194	83,405	454
Issued in Lieu of Cash Distributions	5,176	26	12,519	67
Redeemed	(53,283)	(269)	(77,330)	(408)
Net Increase (Decrease)—Institutional Shares	(9,601)	(49)	18,594	113
ETF Shares
Issued	507,797	5,317	504,034	5,617
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(230,184)	(2,400)	(142,957)	(1,600)
Net Increase (Decrease)—ETF Shares	277,613	2,917	361,077	4,017

1 Admiral Shares Issued and Signal Shares Redeemed include $947,676,000 from the conversion of Signal Shares to Admiral Shares during the 2014 fiscal year.

H. Management has determined that no material events or transactions occurred subsequent to June 30, 2015, that would require recognition or disclosure in these financial statements.

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About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

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Six Months Ended June 30, 2015
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2014	6/30/2015	Period
Based on Actual Fund Return
Growth Index Fund
Investor Shares	$1,000.00	$1,031.44	$1.06
ETF Shares	1,000.00	1,032.11	0.35
Admiral Shares	1,000.00	1,031.99	0.35
Institutional Shares	1,000.00	1,032.21	0.30
Value Index Fund
Investor Shares	$1,000.00	$998.37	$1.04
ETF Shares	1,000.00	999.29	0.35
Admiral Shares	1,000.00	999.37	0.35
Institutional Shares	1,000.00	999.43	0.30
Large-Cap Index Fund
Investor Shares	$1,000.00	$1,013.68	$1.05
ETF Shares	1,000.00	1,014.53	0.35
Admiral Shares	1,000.00	1,014.63	0.35
Institutional Shares	1,000.00	1,014.51	0.30

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Six Months Ended June 30, 2015
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2014	6/30/2015	Period
Based on Hypothetical 5% Yearly Return
Growth Index Fund
Investor Shares	$1,000.00	$1,023.75	$1.05
ETF Shares	1,000.00	1,024.45	0.35
Admiral Shares	1,000.00	1,024.45	0.35
Institutional Shares	1,000.00	1,024.50	0.30
Value Index Fund
Investor Shares	$1,000.00	$1,023.75	$1.05
ETF Shares	1,000.00	1,024.45	0.35
Admiral Shares	1,000.00	1,024.45	0.35
Institutional Shares	1,000.00	1,024.50	0.30
Large-Cap Index Fund
Investor Shares	$1,000.00	$1,023.75	$1.05
ETF Shares	1,000.00	1,024.45	0.35
Admiral Shares	1,000.00	1,024.45	0.35
Institutional Shares	1,000.00	1,024.50	0.30

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Growth Index Fund, 0.21% for Investor Shares, 0.07% for ETF Shares, 0.07% for Admiral Shares, and 0.06% for Institutional Shares; for the Value Index Fund, 0.21% for Investor Shares, 0.07% for ETF Shares, 0.07% for Admiral Shares, and 0.06% for Institutional Shares; and for the Large-Cap Index Fund, 0.21% for Investor Shares, 0.07% for ETF Shares, 0.07% for Admiral Shares, and 0.06% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

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Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Growth Index Fund, Value Index Fund, and Large-Cap Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard). Vanguard’s Equity Investment Group—through its Equity Index Group—serves as the investment advisor for each fund. The board determined that continuing each fund’s internalized management structure was in the best interests of each fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board reviewed the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance
The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance relative to a target index and peer group. The board concluded that the performance was such that each advisory arrangement should continue. Information about the funds’ most recent performance can be found on the Performance Summary pages of this report.

Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory fee rate was also well below its peer-group average. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that each fund’s at-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

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Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

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Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Growth Index: S&P 500 Growth Index (formerly known as the S&P 500/Barra Growth Index) through May 16, 2003; MSCI US Prime Market Growth Index through April 16, 2013; CRSP US Large Cap Growth Index thereafter.

Spliced Large Cap Index: MSCI US Prime Market 750 Index through January 30, 2013; CRSP US Large Cap Index thereafter.

Spliced Value Index: S&P 500 Value Index (formerly known as the S&P 500/Barra Value Index) through May 16, 2003; MSCI US Prime Market Value Index through April 16, 2013; CRSP US Large Cap Value Index thereafter.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 193 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
F. William McNabb III	Occupation(s) During the Past Five Years and Other
Born 1957. Trustee Since July 2009. Chairman of	Experience: Chairman and Chief Executive Officer
the Board. Principal Occupation(s) During the Past	(retired 2009) and President (2006–2008) of
Five Years and Other Experience: Chairman of the	Rohm and Haas Co. (chemicals); Director of Tyco
Board of The Vanguard Group, Inc., and of each of	International PLC (diversified manufacturing and
the investment companies served by The Vanguard	services), Hewlett-Packard Co. (electronic computer
Group, since January 2010; Director of The Vanguard	manufacturing), and Delphi Automotive PLC
Group since 2008; Chief Executive Officer and	(automotive components); Senior Advisor at New
President of The Vanguard Group, and of each of	Mountain Capital.
the investment companies served by The Vanguard
Group, since 2008; Director of Vanguard Marketing	Amy Gutmann
Corporation; Managing Director of The Vanguard	Born 1949. Trustee Since June 2006. Principal
Group (1995–2008).	Occupation(s) During the Past Five Years and
Other Experience: President of the University of
IndependentTrustees	Pennsylvania; Christopher H. Browne Distinguished
Professor of Political Science, School of Arts and
Emerson U. Fullwood	Sciences, and Professor of Communication, Annenberg
Born 1948. Trustee Since January 2008. Principal	School for Communication, with secondary faculty
Occupation(s) During the Past Five Years and	appointments in the Department of Philosophy, School
Other Experience: Executive Chief Staff and	of Arts and Sciences, and at the Graduate School of
Marketing Officer for North America and Corporate	Education, University of Pennsylvania; Trustee of the
Vice President (retired 2008) of Xerox Corporation	National Constitution Center; Chair of the Presidential
(document management products and services);	Commission for the Study of Bioethical Issues.
Executive in Residence and 2009–2010 Distinguished
Minett Professor at the Rochester Institute of	JoAnn Heffernan Heisen
manufacturing), the United Way of Rochester,	Born 1950. Trustee Since July 1998. Principal
Amerigroup Corporation (managed health care), the	Occupation(s) During the Past Five Years and Other
University of Rochester Medical Center, Monroe	Experience: Corporate Vice President and Chief
Community College Foundation, and North Carolina	Global Diversity Officer (retired 2008) and Member
A&T University.	of the Executive Committee (1997–2008) of Johnson
& Johnson (pharmaceuticals/medical devices/
consumer products); Director of Skytop Lodge
Corporation (hotels), the University Medical Center
at Princeton, the Robert Wood Johnson Foundation,
and the Center for Talent Innovation; Member of
the Advisory Board of the Institute for Women’s
Leadership at Rutgers University.

F. Joseph Loughrey	Executive Officers
Born 1949. Trustee Since October 2009. Principal
Occupation(s) During the Past Five Years and Other	Glenn Booraem
Experience: President and Chief Operating Officer	Born 1967. Treasurer Since May 2015. Principal
(retired 2009) of Cummins Inc. (industrial machinery);	Occupation(s) During the Past Five Years and
Chairman of the Board of Hillenbrand, Inc. (specialized	Other Experience: Principal of The Vanguard Group,
consumer services), and of Oxfam America; Director	Inc.; Treasurer of each of the investment companies
of SKF AB (industrial machinery), Hyster-Yale Materials	served by The Vanguard Group; Controller of each of
Handling, Inc. (forklift trucks), the Lumina Foundation	the investment companies served by The Vanguard
for Education, and the V Foundation for Cancer	Group (2010–2015); Assistant Controller of each of
Research; Member of the Advisory Council for the	the investment companies served by The Vanguard
College of Arts and Letters and of the Advisory Board	Group (2001–2010).
to the Kellogg Institute for International Studies, both
at the University of Notre Dame.	Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
Mark Loughridge	2008. Principal Occupation(s) During the Past Five
Born 1953. Trustee Since March 2012. Principal	Years and Other Experience: Principal of The Vanguard
Occupation(s) During the Past Five Years and Other	Group, Inc.; Chief Financial Officer of each of the
Experience: Senior Vice President and Chief Financial	investment companies served by The Vanguard Group;
Officer (retired 2013) at IBM (information technology	Treasurer of each of the investment companies served
services); Fiduciary Member of IBM’s Retirement Plan	by The Vanguard Group (1998–2008).
Committee (2004–2013); Director of the Dow Chemical
Company; Member of the Council on Chicago Booth.	Peter Mahoney
Born 1974. Controller Since May 2015. Principal
Scott C. Malpass	Occupation(s) During the Past Five Years and
Born 1962. Trustee Since March 2012. Principal	Other Experience: Head of Global Fund Accounting
Occupation(s) During the Past Five Years and Other	at The Vanguard Group, Inc.; Controller of each of the
Experience: Chief Investment Officer and Vice	investment companies served by The Vanguard Group;
President at the University of Notre Dame; Assistant	Head of International Fund Services at The Vanguard
Professor of Finance at the Mendoza College of	Group (2008–2014).
Business at Notre Dame; Member of the Notre Dame
403(b) Investment Committee; Board Member of	Heidi Stam
TIFF Advisory Services, Inc., and Catholic Investment	Born 1956. Secretary Since July 2005. Principal
Services, Inc. (investment advisors); Member of	Occupation(s) During the Past Five Years and Other
the Investment Advisory Committee of Major	Experience: Managing Director of The Vanguard
League Baseball.	Group, Inc.; General Counsel of The Vanguard Group;
Secretary of The Vanguard Group and of each of the
André F. Perold	investment companies served by The Vanguard Group;
Born 1952. Trustee Since December 2004. Principal	Director and Senior Vice President of Vanguard
Occupation(s) During the Past Five Years and Other	Marketing Corporation.
Experience: George Gund Professor of Finance and
Banking, Emeritus at the Harvard Business School	Vanguard Senior ManagementTeam
(retired 2011); Chief Investment Officer and Managing	Mortimer J. Buckley	Michael S. Miller
Partner of HighVista Strategies LLC (private investment	Kathleen C. Gubanich	James M. Norris
firm); Director of Rand Merchant Bank; Overseer of	Paul A. Heller	Thomas M. Rampulla
the Museum of Fine Arts Boston.	Martha G. King	Glenn W. Reed
	John T. Marcante	Karin A. Risi
Peter F. Volanakis	Chris D. McIsaac
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years and Other
Experience: President and Chief Operating Officer	Chairman Emeritus and Senior Advisor
(retired 2010) of Corning Incorporated (communications	John J. Brennan
equipment); Trustee of Colby-Sawyer College;	Chairman, 1996–2009
Member of the Advisory Board of the Norris Cotton	Chief Executive Officer and President, 1996–2008
Cancer Center and of the Advisory Board of the
Parthenon Group (strategy consulting).	Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

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fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
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otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
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calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
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You can review and copy information about your fund at
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Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2015 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q03072 082015

Semiannual Report | June 30, 2015

Vanguard Total Stock Market Index Fund

The mission continues

On May 1, 1975, Vanguard began operations, a fledgling company based on the simple but revolutionary idea that a mutual fund company should be managed solely in the interest of its investors.

Four decades later, that revolutionary spirit continues to animate the enterprise. Vanguard remains on a mission to give investors the best chance of investment success.

As we mark our 40th anniversary, we thank you for entrusting your assets to Vanguard and giving us the opportunity to help you reach your financial goals in the decades to come.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	9
Performance Summary.	11
Financial Statements.	12
About Your Fund’s Expenses.	29
Trustees Approve Advisory Arrangement.	31
Glossary.	32

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Since our founding, Vanguard has drawn inspiration from the enterprise and valor demonstrated by British naval hero Horatio Nelson and his command at the Battle of the Nile in 1798. The photograph displays a replica of a merchant ship from the same era as Nelson’s flagship, the HMS Vanguard.

Your Fund’s Total Returns

Six Months Ended June 30, 2015
Total
Returns
Vanguard Total Stock Market Index Fund
Investor Shares	1.84%
ETF Shares
Market Price	1.90
Net Asset Value	1.90
Admiral™ Shares	1.88
Institutional Shares	1.90
Institutional Plus Shares (Inception: 4/28/2015)	-1.85
CRSP US Total Market Index	1.89
Multi-Cap Core Funds Average	1.77

Multi-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

1

Chairman’s Letter

Dear Shareholder,

After touching all-time highs earlier in June, U.S. stocks skidded over the final days of the half year and finished with muted gains. Vanguard Total Stock Market Index Fund returned about 2% for the six months ended June 30, 2015, tightly tracking the performance of its target benchmark, the CRSP US Total Market Index. The fund’s result slightly exceeded the average return of its multi-capitalization core fund peers.

Growth stocks outperformed their value counterparts, and small- and mid-cap stocks surpassed large-caps. Results spanned a wide spectrum among the ten industry sectors, with health care far out in front and utilities way in the rear.

On a separate note, the Total Stock Market Index Fund’s Institutional Plus Shares became available for purchase on April 28. With an expense ratio of 0.02%, the new share class is part of our ongoing efforts to reduce the cost of investing.

U.S. stocks held onto gains despite fading at the finish
U.S. stocks traveled a choppy course en-route to a return of about 2% for the half year as Greece’s debt drama intensified. Mixed economic news, stock valuations perceived as high by many investors, and the strong U.S. dollar’s negative effect on the profits of U.S.-based multinational companies also unsettled markets. On the other side of the ledger, investors seemed

2

reassured by the Federal Reserve’s careful approach to a potential rise in short-term interest rates, by other nations’ monetary stimulus programs, and by corporate earnings that generally surpassed forecasts.

International stocks returned about 5% for U.S. investors; results would have been higher if not for the dollar’s strength against many foreign currencies. Returns for the developed markets of the Pacific region, led by Japan, surpassed those of Europe and emerging markets.

After bursting from the gate, bond prices lost momentum
Strong results in January didn’t hold up for the broad U.S. taxable bond market, which returned –0.10% for the half year after declining in four other months. The yield of the 10-year Treasury note ended June at 2.33%, up from 2.19% six months earlier. (Bond prices and yields move in opposite directions.)

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned –5.43% as the dollar’s strength limited returns. Without this currency effect, returns were just marginally negative. As investors grew more confident about Europe’s economic growth, European bond yields bounced back from their very low (and in some cases, negative) levels.

Returns were negligible for money market funds and savings accounts, which remained handcuffed by the Fed’s target of 0%–0.25% for short-term rates.

Market Barometer

			Total Returns
		Periods Ended June 30, 2015
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	1.71%	7.37%	17.58%
Russell 2000 Index (Small-caps)	4.75	6.49	17.08
Russell 3000 Index (Broad U.S. market)	1.94	7.29	17.54
FTSE All-World ex US Index (International)	4.61	-4.36	8.16

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	-0.10%	1.86%	3.35%
Barclays Municipal Bond Index (Broad tax-exempt market)	0.11	3.00	4.50
Citigroup Three-Month U.S. Treasury Bill Index	0.00	0.02	0.05

CPI
Consumer Price Index	1.63%	0.12%	1.83%

3

Diversification may smooth the ride when market sectors diverge
During the broad stock market’s rebound from the financial crisis, stocks of all sectors, sizes, and styles have contributed to the positive returns, albeit at different levels and at different times. As the market’s recovery stretched into its seventh year, gains were not as widespread or as robust.

Whether market returns are broad-based or thinly sliced, they’ll be reflected in Vanguard Total Stock Market Index Fund’s performance. The fund, which represents the entire U.S. equity market, provides exposure to growth and value stocks; large-, mid-, and small-cap stocks; and all ten industry sectors. It’s impossible to know for certain which market segments will lead and which will lag, but the fund’s broad diversification ensures exposure to every segment and may offer a smoother market ride compared with more narrowly focused investments.

Health care stocks returned nearly 12% for the period, more than double any other sector, and made the biggest contribution to the fund’s performance. Health care providers and biotechnology and pharmaceutical companies accounted for most of the strength, but medical equipment and medical supply companies also helped.

The sector may have benefited from several trends, as a growing aging population requires more health care services,

Expense Ratios
Your Fund Compared With Its Peer Group

						Peer
	Investor	ETF	Admiral	Institutional	Institutional	Group
	Shares	Shares	Shares	Shares	Plus Shares	Average
Total Stock Market Index Fund	0.17%	0.05%	0.05%	0.04%	0.02%	1.21%

The fund expense ratios shown are from the prospectus dated April 28, 2015, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2015, the fund’s annualized expense ratios were 0.15% for Investor Shares, 0.04% for ETF Shares, 0.04% for Admiral Shares, 0.04% for Institutional Shares, and 0.02% for Institutional Plus Shares (since inception). The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2014.

Peer group: Multi-Cap Core Funds.

4

more Americans seek care they may have postponed during the recession, and more people are likely to be covered by insurance as a result of the Affordable Care Act. Pharmaceutical and biotechnology companies have benefited as new and innovative drugs have come to market and strong research has contributed to their pipelines. Finally, industry mergers and acquisitions have boosted stocks.

With returns of about 5%, consumer services stocks also bolstered the fund. Impressive results from certain internet,

Growth stocks versus value stocks: A case for both

Growth and value stocks typically take turns outperforming each other. The chart here shows how they have switched off during the past 20 years in leading or lagging a broad market average.

These two styles of investing are typically considered complementary—when growth is performing well, value typically isn’t, and vice versa. Very generally speaking, growth stocks represent companies that are expected to expand their businesses at a rapid pace, while value stocks typically represent more established, slower-growing companies.

Which does better in the long run? Neither. Vanguard research has shown that there is no significant long-term difference in the risk/reward characteristics of growth and value stocks.
But, because their performance can vary considerably over shorter time periods, a truly diversified portfolio should have exposure to both.

Rolling 12-month return differences, 1994–2014

Russell 3000 Growth Index Russell 3000 Value Index

Note:“Rolling” means here that 12-month returns were calculated from the start of each month in the 20-year period ended December 31, 2014.
The Russell 3000 Index represents the broad U.S. stock market. The Russell indexes use a different index construction methodology than the CRSP indexes used in your fund.
Source: Vanguard.

5

drug, home improvement, and specialty retailers lifted the category. The economy and labor markets have improved, and lower gasoline prices have made funds available for other purchases. Still, consumers have been discriminating, and the firms at the head of the pack tended to be those that were helped by economies of scale or offered unique services, goods, or shopping experiences.

The financial sector, the fund’s largest, returned less than 1% and barely made a contribution to the outcome. Modest gains by banks and several investment firms were offset by some declines by REITs (real estate investment trusts) and property and casualty insurance companies. The technology, consumer goods, basic materials, and industrials sectors all finished with returns between 1% and –1%.

Oil and gas stocks, which pared their losses from earlier periods as oil prices bounced back a bit, returned about –4%. The utilities sector was the worst performer; it returned nearly –11% as investors who last year favored high-yielding utility stocks focused on other opportunities with the possibility of a rise in interest rates later this year.

As your investment costs go down, your chance for success can go up
Being an investor can be frustrating at times: You’re planning for your financial future, but some factors—for example, the financial markets—are beyond your control. Although you can’t control the markets, you do have some choice in how much you pay to invest in them. And what you pay can greatly affect your chance for investing success.

At Vanguard, as you know, we take minimizing costs seriously. Indeed, that’s one of our four investment principles. (You can read more in Vanguard’s Principles for Investing Success, available at vanguard.com/research.) Paying less in expenses has an intuitive, immediate appeal. Less obvious, perhaps, is the enormous advantage that low costs can offer over time.

Imagine two well-diversified portfolios, each with a starting balance of $100,000 and each earning a yearly return of 6%, which is reinvested over a 30-year period. In one scenario, the investor pays 0.25% of assets in portfolio expenses every year, while in the other the investor pays 0.90%. (Keep in mind that this is a hypothetical example and doesn’t represent any particular investment.)

After 30 years, the lower-cost portfolio would have a balance of more than $530,000, while the higher-cost portfolio would have a balance of almost $440,000. What might seem like a trifling cost difference at the start becomes a meaningful difference over the long termin this example, nearly $100,000.

6

Increasingly, investors are recognizing the importance of minimizing costs. According to Morningstar, over the past ten years, 95% of mutual fund cash flows have gone into funds ranked in the lowest 20% in terms of their expenses. We’re pleased to see this trend, because it means investors are keeping more of their returns, and by doing so, they’ve given themselves a better chance of reaching their financial goals.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 13, 2015

7

Your Fund’s Performance at a Glance
December 31, 2014, Through June 30, 2015
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Total Stock Market Index Fund
Investor Shares	$51.58	$52.09	$0.446	$0.000
ETF Shares	106.00	107.04	0.976	0.000
Admiral Shares	51.60	52.10	0.475	0.000
Institutional Shares	51.60	52.11	0.476	0.000
Institutional Plus Shares
(Inception: 4/28/2015)	100.00	97.73	0.433	0.000

8

Total Stock Market Index Fund

Fund Profile
As of June 30, 2015

Share-Class Characteristics

	Investor		Admiral	Institutional	Institutional
	Shares	ETF Shares	Shares	Shares	Plus Shares
Ticker Symbol	VTSMX	VTI	VTSAX	VITSX	VSMPX
Expense Ratio[1]	0.17%	0.05%	0.05%	0.04%	0.02%
30-Day SEC Yield	1.80%	1.90%	1.90%	1.91%	1.93%

Portfolio Characteristics
		CRSP US
		Total Market
	Fund	Index
Number of Stocks	3,814	3,803
Median Market Cap	$49.0B	$48.4B
Price/Earnings Ratio	21.7x	21.7x
Price/Book Ratio	2.8x	2.8x
Return on Equity	17.7%	17.5%
Earnings Growth
Rate	11.6%	11.5%
Dividend Yield	1.9%	1.9%
Foreign Holdings	0.0%	0.0%
Turnover Rate
(Annualized)	3%	—
Short-Term
Reserves	-0.3%	—

Sector Diversification (% of equity exposure)
		CRSP US
		Total Market
	Fund	Index
Basic Materials	2.7%	2.7%
Consumer Goods	9.8	9.8
Consumer Services	14.0	14.0
Financials	19.0	19.1
Health Care	14.4	14.3
Industrials	12.3	12.3
Oil & Gas	7.2	7.2
Technology	15.7	15.7
Telecommunications	2.0	2.0
Utilities	2.9	2.9

Volatility Measures
Spliced Total
Stock Market
Index
R-Squared	1.00
Beta	1.00

These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer Hardware	3.2%
Exxon Mobil Corp.	Integrated Oil & Gas	1.5
Microsoft Corp.	Software	1.4
Google Inc.	Internet	1.3
Johnson & Johnson	Pharmaceuticals	1.2
General Electric Co.	Diversified Industrials	1.2
Wells Fargo & Co.	Banks	1.1
JPMorgan Chase & Co.	Banks	1.1
Berkshire Hathaway Inc.	Reinsurance	1.1
Procter & Gamble Co.	Nondurable
	Household Products	0.9
Top Ten		14.0%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 28, 2015, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2015, the annualized expense ratios were 0.15% for Investor Shares, 0.04% for ETF Shares, 0.04% for Admiral Shares, 0.04% for Institutional Shares, and 0.02% for Institutional Plus Shares (since inception).

9

Total Stock Market Index Fund

Investment Focus

10

Total Stock Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2004, Through June 30, 2015

Total Stock Market Index Fund Investor Shares
Spliced Total Stock Market Index

For a benchmark description, see the Glossary.
Note: For 2015, performance data reflect the six months ended June 30, 2015.

Average Annual Total Returns: Periods Ended June 30, 2015

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	4/27/1992	7.08%	17.42%	8.21%
ETF Shares	5/24/2001
Market Price		7.20	17.57	8.34
Net Asset Value		7.20	17.57	8.33
Admiral Shares	11/13/2000	7.18	17.56	8.33
Institutional Shares	7/7/1997	7.21	17.57	8.34
Institutional Plus Shares	4/28/2015	—	—	-1.85[1]
1 Return since inception.

11

Total Stock Market Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of June 30, 2015

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Basic Materials †		10,788,090	2.7%

Consumer Goods
Procter & Gamble Co.	48,005,718	3,755,967	0.9%
Coca-Cola Co.	69,554,512	2,728,623	0.7%
PepsiCo Inc.	26,240,276	2,449,267	0.6%
Philip Morris International Inc.	27,481,791	2,203,215	0.6%
Altria Group Inc.	34,863,996	1,705,198	0.4%
Consumer Goods—Other †		26,284,507	6.5%
		39,126,777	9.7%
Consumer Services
Walt Disney Co.	27,063,328	3,089,008	0.8%
* Amazon.com Inc.	6,610,523	2,869,562	0.7%
Home Depot Inc.	23,080,394	2,564,924	0.6%
Comcast Corp. Class A	39,329,679	2,365,287	0.6%
CVS Health Corp.	19,937,577	2,091,053	0.5%
Wal-Mart Stores Inc.	25,908,861	1,837,716	0.5%
McDonald’s Corp.	17,003,840	1,616,555	0.4%
Consumer Services—Other †		39,563,547	9.8%
		55,997,652	13.9%
Financials
Wells Fargo & Co.	82,323,503	4,629,874	1.1%
JPMorgan Chase & Co.	65,965,713	4,469,837	1.1%
* Berkshire Hathaway Inc. Class B	31,317,445	4,262,617	1.1%
Bank of America Corp.	186,134,281	3,168,005	0.8%
Citigroup Inc.	51,032,780	2,819,051	0.7%
Visa Inc. Class A	34,750,545	2,333,499	0.6%
MasterCard Inc. Class A	17,723,589	1,656,801	0.4%
* Berkshire Hathaway Inc. Class A	863	176,786	0.0%
* Synchrony Financial	2,250,463	74,108	0.0%
Financials—Other †		52,730,288	13.1%
		76,320,866	18.9%

12

Total Stock Market Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Health Care
Johnson & Johnson	49,191,334	4,794,187	1.2%
Pfizer Inc.	109,481,204	3,670,905	0.9%
Gilead Sciences Inc.	26,086,302	3,054,184	0.7%
Merck & Co. Inc.	50,224,643	2,859,289	0.7%
* Allergan plc	6,970,013	2,115,120	0.5%
Amgen Inc.	13,480,867	2,069,583	0.5%
UnitedHealth Group Inc.	16,875,844	2,058,853	0.5%
Bristol-Myers Squibb Co.	29,570,950	1,967,651	0.5%
AbbVie Inc.	29,002,502	1,948,678	0.5%
Medtronic plc	25,248,192	1,870,891	0.5%
* Biogen Inc.	4,175,036	1,686,464	0.4%
* Celgene Corp.	14,106,703	1,632,639	0.4%
Health Care—Other †		27,795,102	6.9%
		57,523,546	14.2%
Industrials
General Electric Co.	178,678,987	4,747,501	1.2%
3M Co.	11,240,047	1,734,339	0.4%
United Technologies Corp.	15,060,931	1,670,709	0.4%
Boeing Co.	11,054,902	1,533,536	0.4%
Industrials—Other †		39,856,139	9.9%
		49,542,224	12.3%
Oil & Gas
Exxon Mobil Corp.	74,216,580	6,174,819	1.5%
Chevron Corp.	33,311,762	3,213,586	0.8%
Schlumberger Ltd.	22,616,954	1,949,355	0.5%
Oil & Gas—Other †		17,588,864	4.3%
		28,926,624	7.1%

[1]Other †		4,159	0.0%

Technology
Apple Inc.	102,240,800	12,823,552	3.2%
Microsoft Corp.	129,253,726	5,706,552	1.4%
* Facebook Inc. Class A	37,875,005	3,248,350	0.8%
* Google Inc. Class A	5,116,534	2,763,133	0.7%
* Google Inc. Class C	5,150,768	2,681,026	0.7%
International Business Machines Corp.	15,758,177	2,563,225	0.6%
Intel Corp.	84,143,939	2,559,238	0.6%
Cisco Systems Inc.	90,320,695	2,480,206	0.6%
Oracle Corp.	58,221,837	2,346,340	0.6%
QUALCOMM Inc.	28,968,842	1,814,319	0.5%
Technology—Other †		23,915,580	5.9%
		62,901,521	15.6%
Telecommunications
Verizon Communications Inc.	72,561,096	3,382,073	0.8%
AT&T Inc.	92,003,255	3,267,956	0.8%
Telecommunications—Other †		1,502,498	0.4%
		8,152,527	2.0%

Utilities †		11,489,195	2.8%
Total Common Stocks (Cost $272,992,553)		400,773,181	99.2%[2]

13

Total Stock Market Index Fund

			Market	Percentage
			Value	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	0.137%	3,417,616,000	3,417,616	0.9%

[5,6] U.S. Government and Agency Obligations †			117,783	0.0%
Total Temporary Cash Investments (Cost $3,535,396)			3,535,399	0.9%[2]
[7]Total Investments (Cost $276,527,949)			404,308,580	100.1%
Other Assets and Liabilities
Other Assets			3,479,432	0.9%
Liabilities[4]			(3,916,121)	(1.0%)
			(436,689)	(0.1%)
Net Assets			403,871,891	100.0%

At June 30, 2015, net assets consisted of:
				Amount
				($000)
Paid-in Capital				277,241,534
Overdistributed Net Investment Income				(3,743)
Accumulated Net Realized Losses				(1,115,953)
Unrealized Appreciation (Depreciation)
Investment Securities				127,780,631
Futures Contracts				(26,892)
Swap Contracts				(3,686)
Net Assets				403,871,891

Investor Shares—Net Assets
Applicable to 2,269,320,711 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				118,203,807
Net Asset Value Per Share—Investor Shares				$52.09

Admiral Shares—Net Assets
Applicable to 2,380,600,948 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				124,038,415
Net Asset Value Per Share—Admiral Shares				$52.10

Institutional Shares—Net Assets
Applicable to 812,105,989 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				42,319,863
Net Asset Value Per Share—Institutional Shares				$52.11

Institutional Plus Shares—Net Assets
Applicable to 635,966,605 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				62,150,885
Net Asset Value Per Share—Institutional Plus Shares				$97.73

14

Total Stock Market Index Fund

At June 30, 2015, net assets consisted of:

Amount
($000)
ETF Shares—Net Assets
Applicable to 534,000,327 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	57,158,921
Net Asset Value Per Share—ETF Shares	$107.04

See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 “Other” represents securities that are not classified by the fund’s benchmark index.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $1,475,115,000 of collateral received for securities on loan.
5 Securities with a value of $1,335,000 have been segregated as collateral for open swap contracts. After June 30, the fund posted additional collateral of $702,000 in connection with open swap contracts as of June 30, 2015.
6 Securities with a value of $94,792,000 have been segregated as initial margin for open futures contracts.
7 The total value of securities on loan is $1,387,626,000.
See accompanying Notes, which are an integral part of the Financial Statements.

15

Total Stock Market Index Fund

Statement of Operations

Six Months Ended
June 30, 2015
($000)
Investment Income
Income
Dividends	3,815,640
Interest[1]	1,593
Securities Lending	41,752
Total Income	3,858,985
Expenses
The Vanguard Group—Note B
Investment Advisory Services	8,303
Management and Administrative—Investor Shares	77,491
Management and Administrative—Admiral Shares	16,423
Management and Administrative—Institutional Shares	8,771
Management and Administrative—Institutional Plus Shares	122
Management and Administrative—ETF Shares	6,038
Marketing and Distribution—Investor Shares	10,631
Marketing and Distribution—Admiral Shares	7,099
Marketing and Distribution—Institutional Shares	8,336
Marketing and Distribution—Institutional Plus Shares	—
Marketing and Distribution—ETF Shares	4,359
Custodian Fees	1,896
Shareholders’ Reports—Investor Shares	123
Shareholders’ Reports—Admiral Shares	236
Shareholders’ Reports—Institutional Shares	31
Shareholders’ Reports—Institutional Plus Shares	—
Shareholders’ Reports—ETF Shares	266
Trustees’ Fees and Expenses	142
Total Expenses	150,267
Net Investment Income	3,708,718
Realized Net Gain (Loss)
Investment Securities Sold	7,053,387
Futures Contracts	127,037
Swap Contracts	1,278
Realized Net Gain (Loss)	7,181,702
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(3,268,367)
Futures Contracts	(80,526)
Swap Contracts	(5,909)
Change in Unrealized Appreciation (Depreciation)	(3,354,802)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,535,618

1 Interest income from an affiliated company of the fund was $1,524,000.
See accompanying Notes, which are an integral part of the Financial Statements.

16

Total Stock Market Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,708,718	6,338,343
Realized Net Gain (Loss)	7,181,702	5,536,438
Change in Unrealized Appreciation (Depreciation)	(3,354,802)	29,566,230
Net Increase (Decrease) in Net Assets Resulting from Operations	7,535,618	41,441,011
Distributions
Net Investment Income
Investor Shares	(1,037,734)	(1,960,851)
Admiral Shares	(1,114,527)	(1,880,181)
Signal Shares	—	(121,148)
Institutional Shares	(918,850)	(1,532,803)
Institutional Plus Shares	(18,514)	—
ETF Shares	(503,942)	(840,367)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
ETF Shares	—	—
Total Distributions	(3,593,567)	(6,335,350)
Capital Share Transactions
Investor Shares	(1,049,373)	1,473,741
Admiral Shares	5,437,498	20,691,802
Signal Shares	—	(11,447,555)
Institutional Shares	(56,533,479)	22,615,084
Institutional Plus Shares	63,292,910	—
ETF Shares	5,779,394	7,232,036
Net Increase (Decrease) from Capital Share Transactions	16,926,950	40,565,108
Total Increase (Decrease)	20,869,001	75,670,769
Net Assets
Beginning of Period	383,002,890	307,332,121
End of Period[1]	403,871,891	383,002,890

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($3,743,000) and ($120,172,000).

See accompanying Notes, which are an integral part of the Financial Statements.

17

Total Stock Market Index Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$51.58	$46.67	$35.64	$31.29	$31.56	$27.45
Investment Operations
Net Investment Income	. 462	. 854.757		.720	. 565	. 523
Net Realized and Unrealized Gain (Loss)
on Investments	.494	4.907	11.038	4.350	(.273)	4.117
Total from Investment Operations	.956	5.761	11.795	5.070	.292	4.640
Distributions
Dividends from Net Investment Income	(. 446)	(. 851)	(.765)	(.720)	(. 562)	(. 530)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 446)	(. 851)	(.765)	(.720)	(. 562)	(. 530)
Net Asset Value, End of Period	$52.09	$51.58	$46.67	$35.64	$31.29	$31.56

Total Return[1]	1.84%	12.43%	33.35%	16.25%	0.96%	17.09%

Ratios/Supplemental Data
Net Assets, End of Period (Millions) $118,204		$117,966	$105,008	$78,936	$62,668	$56,063
Ratio of Total Expenses to
Average Net Assets	0.15%	0.17%	0.17%	0.17%	0.17%	0.17%
Ratio of Net Investment Income to
Average Net Assets	1.83%	1.77%	1.84%	2.11%	1.79%	1.85%
Portfolio Turnover Rate[2]	3%	3%	4%	3%	5%	5%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Total Stock Market Index Fund

Financial Highlights

Admiral Shares
	Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$51.60	$46.69	$35.65	$31.30	$31.57	$27.45
Investment Operations
Net Investment Income	. 490	. 912	. 807.761		. 602	. 554
Net Realized and Unrealized Gain (Loss)
on Investments	.485	4.908	11.047	4.350	(.273)	4.127
Total from Investment Operations	.975	5.820	11.854	5.111	.329	4.681
Distributions
Dividends from Net Investment Income	(. 475)	(. 910)	(. 814)	(.761)	(. 599)	(. 561)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 475)	(. 910)	(. 814)	(.761)	(. 599)	(. 561)
Net Asset Value, End of Period	$52.10	$51.60	$46.69	$35.65	$31.30	$31.57

Total Return[1]	1.88%	12.56%	33.52%	16.38%	1.08%	17.26%

Ratios/Supplemental Data
Net Assets, End of Period (Millions) $124,038		$117,476	$86,541	$59,771	$49,496	$47,190
Ratio of Total Expenses to
Average Net Assets	0.04%	0.05%	0.05%	0.05%	0.05%	0.06%
Ratio of Net Investment Income to
Average Net Assets	1.94%	1.89%	1.96%	2.23%	1.91%	1.96%
Portfolio Turnover Rate[2]	3%	3%	4%	3%	5%	5%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Total Stock Market Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$51.60	$46.69	$35.66	$31.30	$31.57	$27.46
Investment Operations
Net Investment Income	. 490	. 915	. 808.763		. 603	. 558
Net Realized and Unrealized Gain (Loss)
on Investments	.496	4.908	11.038	4.359	(.272)	4.117
Total from Investment Operations	.986	5.823	11.846	5.122	.331	4.675
Distributions
Dividends from Net Investment Income	(. 476)	(. 913)	(. 816)	(.762)	(. 601)	(. 565)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 476)	(. 913)	(. 816)	(.762)	(. 601)	(. 565)
Net Asset Value, End of Period	$52.11	$51.60	$46.69	$35.66	$31.30	$31.57

Total Return	1.90%	12.56%	33.49%	16.42%	1.09%	17.23%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$42,320	$96,674	$65,738	$39,367	$29,467	$23,785
Ratio of Total Expenses to
Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.04%	0.05%
Ratio of Net Investment Income to
Average Net Assets	1.94%	1.90%	1.97%	2.24%	1.92%	1.97%
Portfolio Turnover Rate[1]	3%	3%	4%	3%	5%	5%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Total Stock Market Index Fund

Financial Highlights

Institutional Plus Shares
April 28, 2015[1] to
For a Share Outstanding Throughout the Period	June 30, 2015
Net Asset Value, Beginning of Period	$100.00
Investment Operations
Net Investment Income	. 338
Net Realized and Unrealized Gain (Loss) on Investments	(2.175)
Total from Investment Operations	(1.837)
Distributions
Dividends from Net Investment Income	(.433)
Distributions from Realized Capital Gains	—
Total Distributions	(.433)
Net Asset Value, End of Period	$97.73

Total Return	-1.85%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$62,151
Ratio of Total Expenses to Average Net Assets	0.02%
Ratio of Net Investment Income to Average Net Assets	2.10%
Portfolio Turnover Rate [2]	3%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Total Stock Market Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value,
Beginning of Period	$106.00	$95.91	$73.24	$64.29	$64.86	$56.39
Investment Operations
Net Investment Income	1.008	1.874	1.657	1.564	1.238	1.133
Net Realized and Unrealized Gain (Loss)
on Investments	1.008	10.085	22.686	8.949	(.575)	8.485
Total from Investment Operations	2.016	11.959	24.343	10.513	.663	9.618
Distributions
Dividends from Net Investment Income	(.976)	(1.869)	(1.673)	(1.563)	(1.233)	(1.148)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.976)	(1.869)	(1.673)	(1.563)	(1.233)	(1.148)
Net Asset Value, End of Period	$107.04	$106.00	$95.91	$73.24	$64.29	$64.86

Total Return	1.90%	12.56%	33.51%	16.41%	1.06%	17.26%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$57,159	$50,886	$39,165	$24,270	$19,521	$17,930
Ratio of Total Expenses to
Average Net Assets	0.04%	0.05%	0.05%	0.05%	0.05%	0.06%
Ratio of Net Investment Income to
Average Net Assets	1.94%	1.89%	1.96%	2.23%	1.91%	1.96%
Portfolio Turnover Rate[1]	3%	3%	4%	3%	5%	5%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Total Stock Market Index Fund

Notes to Financial Statements

Vanguard Total Stock Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. Institutional Plus Shares were issued on April 28, 2015. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Prior to October 24, 2014, the fund offered Signal Shares. Effective at the close of business on October 24, 2014, the Signal Shares were converted to Admiral Shares.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

23

Total Stock Market Index Fund

During the six months ended June 30, 2015, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequal-ified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged.

Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the six months ended June 30, 2015, the fund’s average amounts of total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2011–2014), and for the period ended June 30, 2015, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

24

Total Stock Market Index Fund

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2015, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

25

Total Stock Market Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At June 30, 2015, the fund had contributed capital of $36,135,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 14.45% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	400,768,766	79	4,336
Temporary Cash Investments	3,417,616	117,783	—
Futures Contracts—Assets[1]	4,245	—	—
Swap Contracts—Liabilities	—	(3,686)	—
Total	404,190,627	114,176	4,336
1 Represents variation margin on the last day of the reporting period.

D. At June 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	September 2015	3,759	1,930,622	(25,205)
E-mini S&P 500 Index	September 2015	9,863	1,013,127	(257)
E-mini Russell 2000 Index	September 2015	957	119,663	(857)
E-mini S&P MidCap Index	September 2015	240	35,954	(573)
				(26,892)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

26

Total Stock Market Index Fund

At June 30, 2015, the fund had the following open total return swap contracts:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)	($000)
Ambac Financial Group Inc.	7/9/15	GSCM	5,338	(0.588%)	(1,529)
Empire State Realty Trust Inc.	7/13/15	GSCM	12,356	(0.535%)	(478)
SLM Corp.	7/16/15	GSI	43,944	(0.588%)	(1,679)
					(3,686)
GSCM—Goldman Sachs Capital Markets.
GSI—Goldman Sachs International.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2015, the fund realized $5,859,343,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

Realized and unrealized gains (losses) on certain of the fund’s swap contracts are treated as ordinary income (loss) for tax purposes. Realized gains of $1,278,000 on swap contracts have been reclassified from accumulated net realized losses to overdistributed net investment income.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2014, the fund had available capital losses totaling $2,188,503,000 to offset future net capital gains. Of this amount, $2,155,179,000 is subject to expiration on December 31, 2016. Capital losses of $33,324,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2015; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2015, the cost of investment securities for tax purposes was $276,537,426,000. Net unrealized appreciation of investment securities for tax purposes was $127,771,154,000, consisting of unrealized gains of $137,366,946,000 on securities that had risen in value since their purchase and $9,595,792,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2015, the fund purchased $31,864,177,000 of investment securities and sold $15,254,797,000 of investment securities, other than temporary cash investments. Purchases and sales include $9,280,480,000 and $9,183,648,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

27

Total Stock Market Index Fund

G. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
		June 30, 2015	December 31, 2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	6,844,416	132,189	13,269,562	278,821
Issued in Lieu of Cash Distributions	1,032,675	19,515	1,951,687	39,347
Redeemed	(8,926,464)	(169,399)	(13,747,508)	(281,022)
Net Increase (Decrease)—Investor Shares	(1,049,373)	(17,695)	1,473,741	37,146
Admiral Shares
Issued[1]	11,538,146	219,952	28,300,043	579,782
Issued in Lieu of Cash Distributions	973,531	18,393	1,654,483	33,282
Redeemed	(7,074,179)	(134,525)	(9,262,724)	(189,917)
Net Increase (Decrease)—Admiral Shares	5,437,498	103,820	20,691,802	423,147
Signal Shares
Issued	—	—	1,941,106	42,389
Issued in Lieu of Cash Distributions	—	—	105,979	2,263
Redeemed[1]	—	—	(13,494,640)	(286,099)
Net Increase (Decrease)—Signal Shares	—	—	(11,447,555)	(241,447)
Institutional Shares
Issued	13,047,629	250,279	27,653,328	568,377
Issued in Lieu of Cash Distributions	874,458	16,519	1,457,656	29,311
Redeemed	(70,455,566)	(1,328,064)	(6,495,900)	(132,169)
Net Increase (Decrease)—Institutional Shares	(56,533,479)	(1,061,266)	22,615,084	465,519
Institutional Plus Shares[2]
Issued	63,460,379	637,685	—	—
Issued in Lieu of Cash Distributions	18,073	182	—	—
Redeemed	(185,542)	(1,900)	—	—
Net Increase (Decrease)—Institutional Plus Shares	63,292,910	635,967	—	—
ETF Shares
Issued	14,626,754	135,541	13,809,740	137,515
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(8,847,360)	(81,600)	(6,577,704)	(65,800)
Net Increase (Decrease)—ETF Shares	5,779,394	53,941	7,232,036	71,715

1 Admiral Shares Issued and Signal Shares Redeemed include $9,780,011,000 from the conversion of Signal Shares to Admiral Shares during the 2014 fiscal year.
2 Inception was April 28, 2015, for Institutional Plus Shares.

H. Management has determined that no material events or transactions occurred subsequent to June 30, 2015, that would require recognition or disclosure in these financial statements.

28

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

29

Six Months Ended June 30, 2015
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total Stock Market Index Fund	12/31/2014	6/30/2015	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,018.42	$0.75
ETF Shares	1,000.00	1,018.97	0.20
Admiral Shares	1,000.00	1,018.77	0.20
Institutional Shares	1,000.00	1,018.98	0.20
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.05	$0.75
ETF Shares	1,000.00	1,024.60	0.20
Admiral Shares	1,000.00	1,024.60	0.20
Institutional Shares	1,000.00	1,024.60	0.20

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.15% for Investor Shares, 0.04% for ETF Shares, 0.04% for Admiral Shares, and 0.04% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365). The table does not include data for share classes with less than six months of history.

30

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Total Stock Market Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard). Vanguard’s Equity Investment Group—through its Equity Index Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance relative to a target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below its peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the fund’s at-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

31

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

32

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Total Stock Market Index: Dow Jones U.S. Total Stock Market Index (formerly known as the Dow Jones Wilshire 5000 Index) through April 22, 2005; MSCI US Broad Market Index through June 2, 2013; and CRSP US Total Market Index thereafter.

33

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 193 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
F. William McNabb III	Occupation(s) During the Past Five Years and Other
Born 1957. Trustee Since July 2009. Chairman of	Experience: Chairman and Chief Executive Officer
the Board. Principal Occupation(s) During the Past	(retired 2009) and President (2006–2008) of
Five Years and Other Experience: Chairman of the	Rohm and Haas Co. (chemicals); Director of Tyco
Board of The Vanguard Group, Inc., and of each of	International PLC (diversified manufacturing and
the investment companies served by The Vanguard	services), Hewlett-Packard Co. (electronic computer
Group, since January 2010; Director of The Vanguard	manufacturing), and Delphi Automotive PLC
Group since 2008; Chief Executive Officer and	(automotive components); Senior Advisor at New
President of The Vanguard Group, and of each of	Mountain Capital.
the investment companies served by The Vanguard
Group, since 2008; Director of Vanguard Marketing	Amy Gutmann
Corporation; Managing Director of The Vanguard	Born 1949. Trustee Since June 2006. Principal
Group (1995–2008).	Occupation(s) During the Past Five Years and
Other Experience: President of the University of
IndependentTrustees	Pennsylvania; Christopher H. Browne Distinguished
Professor of Political Science, School of Arts and
Emerson U. Fullwood	Sciences, and Professor of Communication, Annenberg
Born 1948. Trustee Since January 2008. Principal	School for Communication, with secondary faculty
Occupation(s) During the Past Five Years and	appointments in the Department of Philosophy, School
Other Experience: Executive Chief Staff and	of Arts and Sciences, and at the Graduate School of
Marketing Officer for North America and Corporate	Education, University of Pennsylvania; Trustee of the
Vice President (retired 2008) of Xerox Corporation	National Constitution Center; Chair of the Presidential
(document management products and services);	Commission for the Study of Bioethical Issues.
Executive in Residence and 2009–2010 Distinguished
Minett Professor at the Rochester Institute of	JoAnn Heffernan Heisen
Technology; Director of SPX Corporation (multi-industry	Born 1950. Trustee Since July 1998. Principal
manufacturing), the United Way of Rochester,	Occupation(s) During the Past Five Years and Other
Amerigroup Corporation (managed health care), the	Experience: Corporate Vice President and Chief
University of Rochester Medical Center, Monroe	Global Diversity Officer (retired 2008) and Member
Community College Foundation, and North Carolina	of the Executive Committee (1997–2008) of Johnson
A&T University.	& Johnson (pharmaceuticals/medical devices/
consumer products); Director of Skytop Lodge
Corporation (hotels), the University Medical Center
at Princeton, the Robert Wood Johnson Foundation,
and the Center for Talent Innovation; Member of
the Advisory Board of the Institute for Women’s
Leadership at Rutgers University.

F. Joseph Loughrey	Executive Officers
Born 1949. Trustee Since October 2009. Principal
Occupation(s) During the Past Five Years and Other	Glenn Booraem
Experience: President and Chief Operating Officer	Born 1967. Treasurer Since May 2015. Principal
(retired 2009) of Cummins Inc. (industrial machinery);	Occupation(s) During the Past Five Years and
Chairman of the Board of Hillenbrand, Inc. (specialized	Other Experience: Principal of The Vanguard Group,
consumer services), and of Oxfam America; Director	Inc.; Treasurer of each of the investment companies
of SKF AB (industrial machinery), Hyster-Yale Materials	served by The Vanguard Group; Controller of each of
Handling, Inc. (forklift trucks), the Lumina Foundation	the investment companies served by The Vanguard
for Education, and the V Foundation for Cancer	Group (2010–2015); Assistant Controller of each of
Research; Member of the Advisory Council for the	the investment companies served by The Vanguard
College of Arts and Letters and of the Advisory Board	Group (2001–2010).
to the Kellogg Institute for International Studies, both
at the University of Notre Dame.	Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
Mark Loughridge	2008. Principal Occupation(s) During the Past Five
Born 1953. Trustee Since March 2012. Principal	Years and Other Experience: Principal of The Vanguard
Occupation(s) During the Past Five Years and Other	Group, Inc.; Chief Financial Officer of each of the
Experience: Senior Vice President and Chief Financial	investment companies served by The Vanguard Group;
Officer (retired 2013) at IBM (information technology	Treasurer of each of the investment companies served
services); Fiduciary Member of IBM’s Retirement Plan	by The Vanguard Group (1998–2008).
Committee (2004–2013); Director of the Dow Chemical
Company; Member of the Council on Chicago Booth.	Peter Mahoney
Born 1974. Controller Since May 2015. Principal
Scott C. Malpass	Occupation(s) During the Past Five Years and
Born 1962. Trustee Since March 2012. Principal	Other Experience: Head of Global Fund Accounting
Occupation(s) During the Past Five Years and Other	at The Vanguard Group, Inc.; Controller of each of the
Experience: Chief Investment Officer and Vice	investment companies served by The Vanguard Group;
President at the University of Notre Dame; Assistant	Head of International Fund Services at The Vanguard
Professor of Finance at the Mendoza College of	Group (2008–2014).
Business at Notre Dame; Member of the Notre Dame
403(b) Investment Committee; Board Member of	Heidi Stam
TIFF Advisory Services, Inc., and Catholic Investment	Born 1956. Secretary Since July 2005. Principal
Services, Inc. (investment advisors); Member of	Occupation(s) During the Past Five Years and Other
the Investment Advisory Committee of Major	Experience: Managing Director of The Vanguard
League Baseball.	Group, Inc.; General Counsel of The Vanguard Group;
Secretary of The Vanguard Group and of each of the
André F. Perold	investment companies served by The Vanguard Group;
Born 1952. Trustee Since December 2004. Principal	Director and Senior Vice President of Vanguard
Occupation(s) During the Past Five Years and Other	Marketing Corporation.
Experience: George Gund Professor of Finance and
Banking, Emeritus at the Harvard Business School	Vanguard Senior ManagementTeam
(retired 2011); Chief Investment Officer and Managing	Mortimer J. Buckley	Michael S. Miller
Partner of HighVista Strategies LLC (private investment	Kathleen C. Gubanich	James M. Norris
firm); Director of Rand Merchant Bank; Overseer of	Paul A. Heller	Thomas M. Rampulla
the Museum of Fine Arts Boston.	Martha G. King	Glenn W. Reed
	John T. Marcante	Karin A. Risi
Peter F. Volanakis	Chris D. McIsaac
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years and Other
Experience: President and Chief Operating Officer	Chairman Emeritus and Senior Advisor
(retired 2010) of Corning Incorporated (communications	John J. Brennan
equipment); Trustee of Colby-Sawyer College;	Chairman, 1996–2009
Member of the Advisory Board of the Norris Cotton	Chief Executive Officer and President, 1996–2008
Cancer Center and of the Advisory Board of the
Parthenon Group (strategy consulting).	Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing> 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2015 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q852 082015

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
Common Stocks (99.4%)[1]
Basic Materials (3.4%)
	RPM International Inc.	2,523,646	123,583
	Steel Dynamics Inc.	4,351,571	90,143
	NewMarket Corp.	200,340	88,929
	Cytec Industries Inc.	1,353,460	81,925
	Royal Gold Inc.	1,173,293	72,263
*	Platform Specialty Products Corp.	2,764,753	70,722
	PolyOne Corp.	1,689,875	66,192
	Allegheny Technologies Inc.	2,069,324	62,494
	Sensient Technologies Corp.	885,003	60,481
	United States Steel Corp.	2,758,623	56,883
	Compass Minerals International Inc.	637,554	52,369
*	Polypore International Inc.	852,328	51,037
	Domtar Corp.	1,208,224	50,020
	Axiall Corp.	1,329,969	47,945
	Minerals Technologies Inc.	657,729	44,811
	Cabot Corp.	1,083,247	40,394
	Olin Corp.	1,467,812	39,558
	HB Fuller Co.	954,764	38,782
	KapStone Paper and Packaging Corp.	1,640,570	37,930
	Carpenter Technology Corp.	954,457	36,918
*	Chemtura Corp.	1,272,044	36,012
	Commercial Metals Co.	2,191,434	35,238
	Balchem Corp.	588,763	32,806
^	US Silica Holdings Inc.	1,011,043	29,684
*	Ferro Corp.	1,652,361	27,727
*	Stillwater Mining Co.	2,285,467	26,489
	Worthington Industries Inc.	866,463	26,046
	Kaiser Aluminum Corp.	308,641	25,642
	A Schulman Inc.	526,948	23,038
	Globe Specialty Metals Inc.	1,256,933	22,248
	Quaker Chemical Corp.	239,778	21,302
	Innophos Holdings Inc.	396,257	20,859
*	Clearwater Paper Corp.	342,805	19,643
	Innospec Inc.	436,106	19,642
	Stepan Co.	358,592	19,403
	Calgon Carbon Corp.	998,030	19,342
	OM Group Inc.	574,651	19,308
	Hecla Mining Co.	7,133,565	18,761
*	RTI International Metals Inc.	583,235	18,384
	PH Glatfelter Co.	818,917	18,008
	Tronox Ltd. Class A	1,158,794	16,953
	SunCoke Energy Inc.	1,172,367	15,241
*	LSB Industries Inc.	365,321	14,920
*	Coeur Mining Inc.	2,575,597	14,707
	Deltic Timber Corp.	214,755	14,526
*	Resolute Forest Products Inc.	1,256,188	14,132
	Rayonier Advanced Materials Inc.	811,586	13,196
*	Intrepid Potash Inc.	1,081,600	12,914
*	Kraton Performance Polymers Inc.	534,235	12,758
*,^	Horsehead Holding Corp.	1,071,480	12,558
*,^	AK Steel Holding Corp.	3,200,532	12,386
	Haynes International Inc.	235,468	11,613
^	Peabody Energy Corp.	5,264,636	11,530
	Tredegar Corp.	494,014	10,923
^	Cliffs Natural Resources Inc.	2,469,917	10,695
*	Century Aluminum Co.	904,159	9,430
	Koppers Holdings Inc.	369,425	9,132
	American Vanguard Corp.	522,762	7,214
	FutureFuel Corp.	454,539	5,850
*	Cloud Peak Energy Inc.	1,153,946	5,377
*,^	FMSA Holdings Inc.	609,649	4,993

1

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	Kronos Worldwide Inc.	438,295	4,804
*	Rentech Inc.	2,120,001	2,268
*	Univar Inc.	37,140	967
*,^	Arch Coal Inc.	2,002,525	681
*	NL Industries Inc.	91,481	678
*,^	Alpha Natural Resources Inc.	1,988,951	600
*	Allied Nevada Gold Corp.	193	—
			1,944,007
Consumer Goods (7.7%)
*	WhiteWave Foods Co. Class A	3,317,266	162,148
	Goodyear Tire & Rubber Co.	5,112,841	154,152
*	Hain Celestial Group Inc.	1,943,017	127,967
*	Middleby Corp.	1,086,047	121,887
	Leggett & Platt Inc.	2,479,490	120,702
*	Toll Brothers Inc.	2,994,279	114,351
	Ingredion Inc.	1,350,308	107,768
	Carter's Inc.	995,336	105,804
	Pinnacle Foods Inc.	2,207,890	100,547
	Brunswick Corp.	1,756,095	89,315
*	Visteon Corp.	845,408	88,751
*	Skechers U.S.A. Inc. Class A	797,938	87,606
	Snap-on Inc.	550,097	87,603
	Gentex Corp.	5,294,438	86,935
*	Tempur Sealy International Inc.	1,156,202	76,194
	Flowers Foods Inc.	3,382,185	71,533
*,^	Herbalife Ltd.	1,225,671	67,522
	Dana Holding Corp.	3,095,114	63,697
*	Tenneco Inc.	1,104,474	63,441
*	TreeHouse Foods Inc.	771,288	62,497
*	Post Holdings Inc.	1,038,595	56,011
	Pool Corp.	785,325	55,114
*	Vista Outdoor Inc.	1,209,805	54,320
	Wolverine World Wide Inc.	1,856,813	52,882
*	Helen of Troy Ltd.	539,672	52,613
	Nu Skin Enterprises Inc. Class A	1,110,289	52,328
*	Kate Spade & Co.	2,417,358	52,070
	Tupperware Brands Corp.	802,352	51,784
	Avon Products Inc.	8,238,746	51,575
	Scotts Miracle-Gro Co. Class A	870,007	51,513
	Thor Industries Inc.	909,888	51,208
*	G-III Apparel Group Ltd.	723,892	50,926
*	Steven Madden Ltd.	1,081,704	46,275
*	Darling Ingredients Inc.	3,128,619	45,866
	Spectrum Brands Holdings Inc.	444,668	45,352
*	Deckers Outdoor Corp.	621,861	44,755
	HNI Corp.	842,381	43,088
*	TRI Pointe Homes Inc.	2,754,857	42,149
*	Take-Two Interactive Software Inc.	1,522,082	41,964
*	Boston Beer Co. Inc. Class A	174,932	40,582
*	Zynga Inc. Class A	14,123,451	40,393
	Ryland Group Inc.	841,789	39,034
	Vector Group Ltd.	1,658,789	38,915
*	Gentherm Inc.	679,927	37,335
	Cooper Tire & Rubber Co.	1,064,674	36,018
	Snyder's-Lance Inc.	1,069,538	34,514
*	GoPro Inc. Class A	634,890	33,471
	Lancaster Colony Corp.	362,673	32,949
	Herman Miller Inc.	1,129,616	32,680
	Columbia Sportswear Co.	533,440	32,252
*	Meritage Homes Corp.	675,867	31,827
	J&J Snack Foods Corp.	283,208	31,343
	B&G Foods Inc.	1,097,525	31,312
*	Select Comfort Corp.	990,370	29,780
	Interface Inc. Class A	1,188,728	29,778

2

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	Steelcase Inc. Class A	1,533,628	29,001
	KB Home	1,741,240	28,905
	Dean Foods Co.	1,786,750	28,892
*	American Axle & Manufacturing Holdings Inc.	1,363,924	28,520
^	Cal-Maine Foods Inc.	537,566	28,061
*	Dorman Products Inc.	573,747	27,345
*	Fossil Group Inc.	392,845	27,248
^	Sanderson Farms Inc.	360,768	27,115
*	Standard Pacific Corp.	2,867,999	25,554
	La-Z-Boy Inc.	970,023	25,550
	Drew Industries Inc.	434,150	25,189
	Fresh Del Monte Produce Inc.	645,195	24,943
	Oxford Industries Inc.	282,486	24,703
	Universal Corp.	406,524	23,302
	Schweitzer-Mauduit International Inc.	577,071	23,014
	WD-40 Co.	262,061	22,841
*	Tumi Holdings Inc.	1,092,436	22,417
	MDC Holdings Inc.	740,042	22,179
	Knoll Inc.	878,071	21,978
*	Iconix Brand Group Inc.	858,767	21,443
*	Crocs Inc.	1,384,917	20,372
	Andersons Inc.	510,936	19,926
*	Seaboard Corp.	5,530	19,902
*	TiVo Inc.	1,717,424	17,415
*	iRobot Corp.	534,936	17,054
*	ACCO Brands Corp.	2,080,924	16,169
*	Cooper-Standard Holding Inc.	258,312	15,878
*	Diamond Foods Inc.	505,710	15,869
	Briggs & Stratton Corp.	802,508	15,456
*,^	Wayfair Inc.	401,710	15,120
*	USANA Health Sciences Inc.	108,670	14,851
	Ethan Allen Interiors Inc.	492,581	12,975
*	Taylor Morrison Home Corp. Class A	626,779	12,761
	Remy International Inc.	549,562	12,151
	Tootsie Roll Industries Inc.	362,326	11,707
	Phibro Animal Health Corp. Class A	297,806	11,597
	Inter Parfums Inc.	322,306	10,936
*	RealD Inc.	857,008	10,567
*	DTS Inc.	335,040	10,215
*	Blount International Inc.	920,830	10,055
*	Modine Manufacturing Co.	906,611	9,728
	Titan International Inc.	814,216	8,745
	Movado Group Inc.	306,779	8,332
	National Presto Industries Inc.	98,102	7,880
	Superior Industries International Inc.	428,120	7,839
*	Boulder Brands Inc.	1,100,597	7,638
*,^	Eastman Kodak Co.	435,645	7,319
*	Revlon Inc. Class A	198,211	7,276
*	Federal-Mogul Holdings Corp.	640,258	7,267
*	Central Garden & Pet Co. Class A	609,016	6,949
*,^	Elizabeth Arden Inc.	422,557	6,026
*,^	Hovnanian Enterprises Inc. Class A	2,233,413	5,941
*	National Beverage Corp.	219,590	4,939
*	Vera Bradley Inc.	377,164	4,251
*	Vince Holding Corp.	312,644	3,745
	Metaldyne Performance Group Inc.	190,837	3,464
*	Central Garden & Pet Co.	180,971	1,911
*,^	Quiksilver Inc.	1,130,079	749
			4,363,571
Consumer Services (13.5%)
*	Rite Aid Corp.	18,731,659	156,409
*	TEGNA Inc.	4,295,781	137,766
	Domino's Pizza Inc.	1,045,183	118,524
	Service Corp. International	3,636,735	107,029

3

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	JetBlue Airways Corp.	5,044,064	104,715
	KAR Auction Services Inc.	2,684,725	100,409
	Dunkin' Brands Group Inc.	1,823,107	100,271
*	Madison Square Garden Co. Class A	1,180,091	98,526
	Cablevision Systems Corp. Class A	3,985,227	95,406
*	Sally Beauty Holdings Inc.	2,986,526	94,314
*	AMC Networks Inc. Class A	1,151,843	94,278
	Graham Holdings Co. Class B	87,626	94,202
	Dick's Sporting Goods Inc.	1,772,228	91,748
*	Office Depot Inc.	10,369,860	89,803
*	Avis Budget Group Inc.	2,004,655	88,365
^	GameStop Corp. Class A	2,030,147	87,215
	Omnicare Inc.	917,742	86,497
*	Spirit Airlines Inc.	1,382,326	85,842
*	Panera Bread Co. Class A	479,551	83,811
	Dun & Bradstreet Corp.	682,705	83,290
*	VCA Inc.	1,478,775	80,453
	Cinemark Holdings Inc.	1,975,111	79,340
	Alaska Air Group Inc.	1,228,012	79,121
*	Copart Inc.	2,156,592	76,516
	Vail Resorts Inc.	688,303	75,163
*	Starz	1,657,988	74,145
*	ServiceMaster Global Holdings Inc.	2,042,799	73,888
*	Live Nation Entertainment Inc.	2,673,498	73,494
	GNC Holdings Inc. Class A	1,640,709	72,979
	Casey's General Stores Inc.	736,124	70,476
*	Burlington Stores Inc.	1,357,246	69,491
	Cracker Barrel Old Country Store Inc.	453,079	67,581
	Lions Gate Entertainment Corp.	1,818,628	67,380
	Brinker International Inc.	1,157,713	66,742
*	Restoration Hardware Holdings Inc.	681,357	66,521
	Jack in the Box Inc.	707,851	62,404
	Six Flags Entertainment Corp.	1,348,402	60,476
*	Pandora Media Inc.	3,805,675	59,140
*,^	SolarCity Corp.	1,100,687	58,942
	Men's Wearhouse Inc.	915,103	58,631
^	Wendy's Co.	5,157,755	58,179
*	United Natural Foods Inc.	900,881	57,368
	American Eagle Outfitters Inc.	3,330,452	57,350
*	Buffalo Wild Wings Inc.	359,716	56,364
*	Houghton Mifflin Harcourt Co.	2,211,575	55,732
	CST Brands Inc.	1,384,860	54,093
	Sotheby's	1,184,245	53,575
	Rollins Inc.	1,863,112	53,155
*	Yelp Inc. Class A	1,234,968	53,141
	DSW Inc. Class A	1,525,813	50,916
	John Wiley & Sons Inc. Class A	933,929	50,778
*	HomeAway Inc.	1,617,825	50,347
	Sabre Corp.	2,056,893	48,954
	Lithia Motors Inc. Class A	427,790	48,409
	Dillard's Inc. Class A	457,635	48,139
	Bloomin' Brands Inc.	2,233,562	47,687
*	Cabela's Inc.	948,921	47,427
	Allegiant Travel Co. Class A	259,817	46,216
^	Big Lots Inc.	1,021,282	45,947
*	Murphy USA Inc.	814,321	45,455
	Cheesecake Factory Inc.	831,079	45,323
*	Groupon Inc. Class A	8,937,795	44,957
	Aaron's Inc.	1,236,908	44,788
	Texas Roadhouse Inc. Class A	1,192,971	44,653
*,^	JC Penney Co. Inc.	5,200,021	44,044
	Time Inc.	1,866,577	42,950
	Chico's FAS Inc.	2,578,840	42,886
	Papa John's International Inc.	565,030	42,722

4

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	Asbury Automotive Group Inc.	464,378	42,082
	HSN Inc.	596,222	41,849
*	Ascena Retail Group Inc.	2,465,168	41,057
*	Pinnacle Entertainment Inc.	1,088,713	40,587
	Chemed Corp.	307,236	40,279
*	SUPERVALU Inc.	4,957,273	40,104
	Penske Automotive Group Inc.	769,062	40,076
*	ANN Inc.	827,466	39,958
*	Bright Horizons Family Solutions Inc.	688,055	39,770
*	La Quinta Holdings Inc.	1,733,967	39,621
*	Five Below Inc.	979,993	38,739
*	GrubHub Inc.	1,112,559	37,905
*	Grand Canyon Education Inc.	891,495	37,799
	Meredith Corp.	711,356	37,097
	Dolby Laboratories Inc. Class A	929,128	36,868
	Sinclair Broadcast Group Inc. Class A	1,318,412	36,797
	Hillenbrand Inc.	1,191,706	36,585
	AMERCO	111,384	36,413
	Extended Stay America Inc.	1,939,793	36,410
	Group 1 Automotive Inc.	397,787	36,131
	Marriott Vacations Worldwide Corp.	390,636	35,841
	Monro Muffler Brake Inc.	572,658	35,596
	Choice Hotels International Inc.	654,336	35,498
*,^	DreamWorks Animation SKG Inc. Class A	1,327,582	35,022
*	comScore Inc.	651,699	34,709
	New York Times Co. Class A	2,502,989	34,166
	PriceSmart Inc.	371,505	33,896
*	Shutterfly Inc.	676,150	32,327
	DineEquity Inc.	324,682	32,173
*	Michaels Cos. Inc.	1,177,331	31,682
	Regal Entertainment Group Class A	1,508,507	31,543
	Nexstar Broadcasting Group Inc. Class A	562,952	31,525
	Matthews International Corp. Class A	593,008	31,512
	Churchill Downs Inc.	249,739	31,230
*	Beacon Roofing Supply Inc.	939,680	31,216
	DeVry Education Group Inc.	1,025,652	30,749
*	Gannett Co. Inc.	2,156,190	30,165
*	WebMD Health Corp.	679,894	30,106
	Morningstar Inc.	378,428	30,104
*	Media General Inc.	1,728,480	28,554
*	Genesco Inc.	432,383	28,550
	Abercrombie & Fitch Co.	1,317,039	28,329
	Rent-A-Center Inc.	953,966	27,045
	Sonic Corp.	935,522	26,943
*	Fresh Market Inc.	828,330	26,623
*	Diplomat Pharmacy Inc.	590,952	26,445
*	Diamond Resorts International Inc.	834,359	26,324
*	Popeyes Louisiana Kitchen Inc.	438,370	26,298
*	Fiesta Restaurant Group Inc.	507,980	25,399
^	Buckle Inc.	551,458	25,240
	Caleres Inc.	789,917	25,104
	EW Scripps Co. Class A	1,094,607	25,012
*	Penn National Gaming Inc.	1,360,269	24,961
*	Acxiom Corp.	1,406,298	24,723
*	Express Inc.	1,360,148	24,632
	Children's Place Inc.	370,922	24,262
	Finish Line Inc. Class A	872,035	24,260
	SeaWorld Entertainment Inc.	1,283,447	23,667
*	Krispy Kreme Doughnuts Inc.	1,228,216	23,655
*	Barnes & Noble Inc.	907,462	23,558
*,^	Mattress Firm Holding Corp.	366,409	22,333
*	Apollo Education Group Inc.	1,725,116	22,219
	Scholastic Corp.	500,943	22,107
*	Hibbett Sports Inc.	471,483	21,962

5

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	Boyd Gaming Corp.	1,463,018	21,872
	Guess? Inc.	1,135,993	21,777
	Bob Evans Farms Inc.	425,324	21,713
*	Vitamin Shoppe Inc.	563,256	20,993
*	Belmond Ltd. Class A	1,674,069	20,909
	Pier 1 Imports Inc.	1,621,655	20,481
	ClubCorp Holdings Inc.	856,516	20,454
*,^	Conn's Inc.	481,920	19,132
	International Speedway Corp. Class A	504,023	18,483
	Cato Corp. Class A	473,524	18,354
	National CineMedia Inc.	1,105,769	17,648
*	Constant Contact Inc.	609,019	17,515
	Interval Leisure Group Inc.	760,816	17,385
*	BJ's Restaurants Inc.	347,769	16,849
	New Media Investment Group Inc.	846,266	15,174
*,^	Scientific Games Corp. Class A	975,488	15,159
*	Dave & Buster's Entertainment Inc.	419,589	15,143
*	Rush Enterprises Inc. Class A	577,216	15,129
*	Caesars Acquisition Co. Class A	2,062,909	14,193
	Sonic Automotive Inc. Class A	588,776	14,031
	SkyWest Inc.	929,634	13,982
*,^	Sears Holdings Corp.	504,689	13,475
*	Regis Corp.	825,985	13,018
*	Biglari Holdings Inc.	31,283	12,943
	Fred's Inc. Class A	668,288	12,891
*,^	zulily Inc. Class A	983,693	12,827
	AMC Entertainment Holdings Inc.	408,790	12,542
*	Pep Boys-Manny Moe & Jack	1,018,999	12,503
	Core-Mark Holding Co. Inc.	207,910	12,319
*	Steiner Leisure Ltd.	218,856	11,770
*	Bankrate Inc.	1,088,061	11,414
*,^	Global Eagle Entertainment Inc.	875,813	11,403
*,^	Lands' End Inc.	453,179	11,252
*,^	TrueCar Inc.	931,975	11,174
*	Zumiez Inc.	419,558	11,173
	Capella Education Co.	208,134	11,171
*,^	Coupons.com Inc.	1,020,823	11,015
*	RetailMeNot Inc.	604,997	10,787
*	Francesca's Holdings Corp.	800,103	10,777
*,^	Lumber Liquidators Holdings Inc.	487,233	10,091
	Stage Stores Inc.	573,544	10,054
*	Smart & Final Stores Inc.	558,835	9,986
*	Ascent Capital Group Inc. Class A	232,582	9,941
*	FTD Cos. Inc.	352,317	9,932
*	Party City Holdco Inc.	450,741	9,137
*,^	Virgin America Inc.	327,194	8,991
	Weis Markets Inc.	203,385	8,573
*	Strayer Education Inc.	197,439	8,510
*,^	Tile Shop Holdings Inc.	565,527	8,025
*	American Public Education Inc.	291,465	7,496
*	K12 Inc.	579,721	7,333
*,^	El Pollo Loco Holdings Inc.	353,136	7,313
*,^	Clean Energy Fuels Corp.	1,286,006	7,227
*	Ruby Tuesday Inc.	1,116,730	7,002
*,^	Caesars Entertainment Corp.	1,093,780	6,694
	Clear Channel Outdoor Holdings Inc. Class A	648,599	6,570
*	Blue Nile Inc.	213,146	6,477
*,^	Shake Shack Inc. Class A	102,622	6,185
*,^	Etsy Inc.	422,815	5,941
*	Habit Restaurants Inc. Class A	182,164	5,700
	Harte-Hanks Inc.	936,703	5,583
*,^	Container Store Group Inc.	316,930	5,347
	Speedway Motorsports Inc.	233,420	5,287
*	Angie's List Inc.	832,010	5,125

6

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
^	World Wrestling Entertainment Inc. Class A	299,290	4,938
*	Potbelly Corp.	368,949	4,520
*	Liquidity Services Inc.	424,987	4,093
*,^	SFX Entertainment Inc.	877,668	3,941
*,^	Noodles & Co. Class A	255,636	3,732
*	Rush Enterprises Inc. Class B	146,991	3,528
*	Bojangles' Inc.	136,020	3,245
*	Cumulus Media Inc. Class A	1,434,968	2,913
*	Bridgepoint Education Inc.	302,683	2,894
*,^	Weight Watchers International Inc.	538,390	2,611
*	Sears Hometown and Outlet Stores Inc.	117,685	1,118
			7,613,133
Financials (25.1%)
	Arthur J Gallagher & Co.	3,181,533	150,487
*	SVB Financial Group	970,665	139,756
	HCC Insurance Holdings Inc.	1,812,924	139,305
	Extra Space Storage Inc.	2,096,511	136,734
*	Signature Bank	905,395	132,541
	East West Bancorp Inc.	2,724,912	122,131
	Duke Realty Corp.	6,536,295	121,379
	Omega Healthcare Investors Inc.	3,461,441	118,831
	Kilroy Realty Corp.	1,668,026	112,008
	WP Carey Inc.	1,877,746	110,674
	Apartment Investment & Management Co.	2,958,287	109,250
	Regency Centers Corp.	1,786,791	105,385
	NorthStar Realty Finance Corp.	6,570,525	104,471
	Mid-America Apartment Communities Inc.	1,427,311	103,923
*	Liberty Ventures Class A	2,550,230	100,148
*	Forest City Enterprises Inc. Class A	4,421,826	97,722
	Starwood Property Trust Inc.	4,285,382	92,436
*	Howard Hughes Corp.	639,224	91,754
	Liberty Property Trust	2,831,529	91,232
	CBOE Holdings Inc.	1,581,425	90,489
	DDR Corp.	5,813,519	89,877
	Lamar Advertising Co. Class A	1,547,931	88,975
	National Retail Properties Inc.	2,538,438	88,871
	RenaissanceRe Holdings Ltd.	872,274	88,545
	American Financial Group Inc.	1,332,383	86,658
	PacWest Bancorp	1,833,106	85,716
	Cullen/Frost Bankers Inc.	1,076,702	84,607
	Eaton Vance Corp.	2,126,844	83,223
*	E*TRADE Financial Corp.	2,746,148	82,247
	Hospitality Properties Trust	2,845,139	81,997
	City National Corp.	895,179	80,915
	American Campus Communities Inc.	2,127,592	80,189
	Home Properties Inc.	1,097,245	80,154
	Equity LifeStyle Properties Inc.	1,518,497	79,843
	Senior Housing Properties Trust	4,452,217	78,136
*,^	Zillow Group Inc. Class A	895,011	77,633
	Taubman Centers Inc.	1,112,350	77,308
	Investors Bancorp Inc.	6,276,696	77,203
	Spirit Realty Capital Inc.	7,944,953	76,828
	LaSalle Hotel Properties	2,140,165	75,890
	Umpqua Holdings Corp.	4,178,551	75,172
	BioMed Realty Trust Inc.	3,856,602	74,587
	RLJ Lodging Trust	2,504,270	74,577
	Allied World Assurance Co. Holdings AG	1,717,866	74,246
	Synovus Financial Corp.	2,397,478	73,890
	Corrections Corp. of America	2,217,072	73,341
*	MGIC Investment Corp.	6,434,542	73,225
	Prosperity Bancshares Inc.	1,260,123	72,759
	Commerce Bancshares Inc.	1,554,890	72,722
	First American Financial Corp.	1,950,562	72,580
*	Liberty Broadband Corp.	1,414,620	72,372

7

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	Waddell & Reed Financial Inc. Class A	1,516,648	71,753
*	Genworth Financial Inc. Class A	9,423,090	71,333
	Highwoods Properties Inc.	1,781,941	71,189
	Douglas Emmett Inc.	2,625,300	70,726
*	Stifel Financial Corp.	1,221,733	70,543
	Brown & Brown Inc.	2,134,828	70,150
	Old Republic International Corp.	4,452,438	69,592
	CubeSmart	2,993,708	69,334
	First Horizon National Corp.	4,423,761	69,320
	Weingarten Realty Investors	2,112,773	69,067
	Assured Guaranty Ltd.	2,858,852	68,584
	CNO Financial Group Inc.	3,736,639	68,567
	Radian Group Inc.	3,626,657	68,036
	Webster Financial Corp.	1,719,973	68,025
	Bank of the Ozarks Inc.	1,479,682	67,695
	Two Harbors Investment Corp.	6,945,186	67,646
*	Alleghany Corp.	143,958	67,482
	Validus Holdings Ltd.	1,522,284	66,965
	BankUnited Inc.	1,861,380	66,879
	New Residential Investment Corp.	4,365,576	66,531
	Outfront Media Inc.	2,603,346	65,708
	FirstMerit Corp.	3,141,056	65,428
	NorthStar Asset Management Group Inc.	3,488,998	64,512
	Gaming and Leisure Properties Inc.	1,755,023	64,339
	First Niagara Financial Group Inc.	6,727,232	63,505
*	Equity Commonwealth	2,461,613	63,190
	Retail Properties of America Inc.	4,500,465	62,691
	MarketAxess Holdings Inc.	671,441	62,290
	Hanover Insurance Group Inc.	837,347	61,989
	Rayonier Inc.	2,406,172	61,478
	American Homes 4 Rent Class A	3,794,137	60,858
	StanCorp Financial Group Inc.	799,278	60,433
*	Strategic Hotels & Resorts Inc.	4,955,564	60,061
	Federated Investors Inc. Class B	1,790,362	59,959
	EPR Properties	1,084,638	59,416
	Sunstone Hotel Investors Inc.	3,954,095	59,351
	Associated Banc-Corp	2,888,239	58,545
	Sovran Self Storage Inc.	673,443	58,529
*	Springleaf Holdings Inc. Class A	1,273,334	58,459
	Pebblebrook Hotel Trust	1,360,684	58,346
	Columbia Property Trust Inc.	2,372,128	58,236
	Tanger Factory Outlet Centers Inc.	1,814,779	57,528
*	PRA Group Inc.	915,013	57,014
	Healthcare Trust of America Inc. Class A	2,370,775	56,780
*	Popular Inc.	1,959,945	56,564
	PrivateBancorp Inc.	1,414,168	56,312
	Post Properties Inc.	1,033,867	56,211
	Aspen Insurance Holdings Ltd.	1,168,614	55,977
	Paramount Group Inc.	3,213,257	55,139
	Bank of Hawaii Corp.	826,005	55,078
*	Texas Capital Bancshares Inc.	866,813	53,950
	Sun Communities Inc.	863,432	53,386
	Endurance Specialty Holdings Ltd.	812,437	53,377
	Chimera Investment Corp.	3,892,969	53,373
	DCT Industrial Trust Inc.	1,672,404	52,580
	CBL & Associates Properties Inc.	3,228,513	52,302
	White Mountains Insurance Group Ltd.	79,422	52,017
	MFA Financial Inc.	7,013,804	51,832
	Piedmont Office Realty Trust Inc. Class A	2,923,639	51,427
*	Western Alliance Bancorp	1,520,131	51,320
	Medical Properties Trust Inc.	3,758,260	49,271
	Susquehanna Bancshares Inc.	3,452,428	48,748
	DiamondRock Hospitality Co.	3,800,746	48,688
	Janus Capital Group Inc.	2,837,284	48,574

8

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	ProAssurance Corp.	1,042,716	48,184
	Wintrust Financial Corp.	897,961	47,933
	IBERIABANK Corp.	702,347	47,921
	TCF Financial Corp.	2,878,820	47,817
	United Bankshares Inc.	1,183,609	47,617
	WP GLIMCHER Inc.	3,508,700	47,473
	FNB Corp.	3,308,017	47,371
	Hancock Holding Co.	1,475,041	47,069
	Cathay General Bancorp	1,437,665	46,652
	MB Financial Inc.	1,351,494	46,545
	AmTrust Financial Services Inc.	702,454	46,018
	GEO Group Inc.	1,343,065	45,879
	Blackstone Mortgage Trust Inc. Class A	1,645,164	45,768
^	WisdomTree Investments Inc.	2,075,895	45,597
	Hudson Pacific Properties Inc.	1,606,756	45,584
	Colony Capital Inc. Class A	2,009,427	45,514
	Valley National Bancorp	4,403,143	45,396
	Brandywine Realty Trust	3,406,001	45,232
	UMB Financial Corp.	780,117	44,482
	Primerica Inc.	972,446	44,431
	Healthcare Realty Trust Inc.	1,901,072	44,219
	Ryman Hospitality Properties Inc.	824,978	43,815
	Interactive Brokers Group Inc.	1,052,050	43,723
	Fulton Financial Corp.	3,345,875	43,697
	Xenia Hotels & Resorts Inc.	2,008,933	43,674
	Assurant Inc.	643,093	43,087
	Symetra Financial Corp.	1,759,015	42,515
	BancorpSouth Inc.	1,645,441	42,387
*	Blackhawk Network Holdings Inc.	1,028,156	42,360
	Corporate Office Properties Trust	1,790,158	42,140
	Kennedy-Wilson Holdings Inc.	1,710,349	42,057
	Washington Federal Inc.	1,795,776	41,931
	Financial Engines Inc.	981,836	41,708
*	Liberty TripAdvisor Holdings Inc. Class A	1,292,857	41,656
	Cousins Properties Inc.	3,896,526	40,446
	Glacier Bancorp Inc.	1,358,805	39,976
^	First Financial Bankshares Inc.	1,153,947	39,973
	Home BancShares Inc.	1,087,726	39,767
	First Industrial Realty Trust Inc.	2,096,829	39,274
	Urban Edge Properties	1,879,650	39,078
	Kite Realty Group Trust	1,582,706	38,729
*	Credit Acceptance Corp.	156,024	38,410
	Acadia Realty Trust	1,302,577	37,918
	RLI Corp.	736,156	37,831
	National Health Investors Inc.	604,712	37,674
	American Equity Investment Life Holding Co.	1,386,195	37,400
	EverBank Financial Corp.	1,881,950	36,980
*	Hilltop Holdings Inc.	1,519,346	36,601
	DuPont Fabros Technology Inc.	1,237,925	36,457
	Erie Indemnity Co. Class A	437,346	35,893
	Chambers Street Properties	4,485,204	35,657
	First Citizens BancShares Inc. Class A	135,449	35,629
	Columbia Banking System Inc.	1,092,534	35,551
	Pinnacle Financial Partners Inc.	645,402	35,091
	Alexander & Baldwin Inc.	878,882	34,628
	Chesapeake Lodging Trust	1,129,648	34,432
*	SLM Corp.	3,423,107	33,786
	Washington REIT	1,292,405	33,538
	Invesco Mortgage Capital Inc.	2,331,725	33,390
	South State Corp.	435,144	33,067
	Artisan Partners Asset Management Inc. Class A	704,240	32,719
	EastGroup Properties Inc.	581,145	32,678
	Old National Bancorp	2,215,228	32,032
	CVB Financial Corp.	1,810,854	31,889

9

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	Sabra Health Care REIT Inc.	1,233,436	31,749
	Evercore Partners Inc. Class A	586,350	31,639
	Equity One Inc.	1,348,307	31,469
	New York REIT Inc.	3,076,424	30,610
	Trustmark Corp.	1,215,292	30,358
^	Lexington Realty Trust	3,574,261	30,310
*	Enstar Group Ltd.	194,750	30,177
	National Penn Bancshares Inc.	2,652,940	29,925
	Hatteras Financial Corp.	1,832,874	29,876
	Associated Estates Realty Corp.	1,041,432	29,816
	Mercury General Corp.	522,273	29,064
	Capitol Federal Financial Inc.	2,397,304	28,864
	Selective Insurance Group Inc.	1,024,533	28,738
	International Bancshares Corp.	1,069,121	28,727
	Education Realty Trust Inc.	915,692	28,716
	Kemper Corp.	736,088	28,376
	Horace Mann Educators Corp.	779,092	28,343
	Communications Sales & Leasing Inc.	1,134,877	28,054
	First Midwest Bancorp Inc.	1,476,401	28,007
	LTC Properties Inc.	673,021	27,998
	Mack-Cali Realty Corp.	1,518,961	27,994
	Argo Group International Holdings Ltd.	502,512	27,990
	Retail Opportunity Investments Corp.	1,779,412	27,794
	Community Bank System Inc.	733,488	27,704
	American Assets Trust Inc.	706,480	27,701
	Parkway Properties Inc.	1,584,173	27,628
	Potlatch Corp.	771,459	27,248
	BOK Financial Corp.	391,596	27,247
	Monogram Residential Trust Inc.	2,998,903	27,050
	HFF Inc. Class A	644,837	26,909
	Pennsylvania REIT	1,243,414	26,534
*	Essent Group Ltd.	965,058	26,394
	Montpelier Re Holdings Ltd.	663,596	26,212
	PS Business Parks Inc.	357,246	25,775
*	Liberty Broadband Corp. Class A	494,817	25,221
	Redwood Trust Inc.	1,595,585	25,051
	BGC Partners Inc. Class A	2,832,135	24,781
	Government Properties Income Trust	1,332,471	24,717
	STAG Industrial Inc.	1,233,834	24,677
	PennyMac Mortgage Investment Trust	1,414,552	24,656
	LegacyTexas Financial Group Inc.	811,364	24,503
^	NRG Yield Inc.	1,119,318	24,502
	Ramco-Gershenson Properties Trust	1,498,760	24,460
	Select Income REIT	1,181,545	24,387
	FelCor Lodging Trust Inc.	2,441,821	24,125
	Astoria Financial Corp.	1,717,857	23,689
	WesBanco Inc.	691,701	23,532
	TFS Financial Corp.	1,397,731	23,510
	Westamerica Bancorporation	459,665	23,282
	CYS Investments Inc.	2,994,523	23,148
*	First Cash Financial Services Inc.	507,213	23,124
	Hersha Hospitality Trust Class A	882,937	22,639
	Empire State Realty Trust Inc.	1,311,297	22,371
	BBCN Bancorp Inc.	1,506,392	22,280
*	FNFV Group	1,439,574	22,141
	Independent Bank Corp.	470,394	22,057
	Greenhill & Co. Inc.	526,828	21,774
	Park National Corp.	247,407	21,616
	New Senior Investment Group Inc.	1,589,028	21,245
	Provident Financial Services Inc.	1,118,414	21,239
	Virtus Investment Partners Inc.	160,355	21,207
	Chemical Financial Corp.	637,672	21,081
	NBT Bancorp Inc.	792,508	20,740
	Northwest Bancshares Inc.	1,609,898	20,639

10

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	iStar Financial Inc.	1,538,481	20,493
*	FCB Financial Holdings Inc. Class A	642,952	20,446
	Franklin Street Properties Corp.	1,802,326	20,384
*	St. Joe Co.	1,311,220	20,363
	Capstead Mortgage Corp.	1,814,386	20,140
	Boston Private Financial Holdings Inc.	1,494,100	20,036
	First Financial Bancorp	1,109,759	19,909
*	HRG Group Inc.	1,523,650	19,807
	STORE Capital Corp.	960,860	19,313
*	Encore Capital Group Inc.	443,211	18,943
	ARMOUR Residential REIT Inc.	6,672,675	18,750
	Nelnet Inc. Class A	425,586	18,432
*,^	Ocwen Financial Corp.	1,779,668	18,153
	Banner Corp.	376,883	18,064
	Talmer Bancorp Inc. Class A	1,074,740	18,002
	S&T Bancorp Inc.	606,000	17,932
*	MBIA Inc.	2,924,100	17,574
	Altisource Residential Corp.	1,029,084	17,340
	Great Western Bancorp Inc.	711,783	17,161
	CyrusOne Inc.	581,190	17,116
*	HealthEquity Inc.	528,943	16,953
*	Navigators Group Inc.	217,645	16,881
	Investors Real Estate Trust	2,322,521	16,583
*	Greenlight Capital Re Ltd. Class A	563,102	16,426
	Kearny Financial Corp.	1,465,337	16,353
	Starwood Waypoint Residential Trust	686,825	16,319
	First Commonwealth Financial Corp.	1,683,853	16,148
*	Green Dot Corp. Class A	833,080	15,928
	Alexander's Inc.	38,594	15,824
	Infinity Property & Casualty Corp.	205,887	15,614
*,^	Walter Investment Management Corp.	679,043	15,530
	American Capital Mortgage Investment Corp.	967,848	15,476
	Ashford Hospitality Trust Inc.	1,817,713	15,378
	Maiden Holdings Ltd.	974,089	15,371
*	Beneficial Bancorp Inc.	1,229,849	15,361
	Investment Technology Group Inc.	614,713	15,245
	Inland Real Estate Corp.	1,614,289	15,207
*	KCG Holdings Inc. Class A	1,228,342	15,145
	Berkshire Hills Bancorp Inc.	530,264	15,102
	Safety Insurance Group Inc.	256,878	14,824
	National General Holdings Corp.	708,769	14,764
	NRG Yield Inc. Class A	655,205	14,408
	Brookline Bancorp Inc.	1,259,915	14,224
*	Capital Bank Financial Corp.	483,624	14,059
	State Bank Financial Corp.	642,140	13,934
*	Walker & Dunlop Inc.	515,991	13,798
	National Bank Holdings Corp. Class A	648,907	13,517
	City Holding Co.	273,318	13,461
	Cohen & Steers Inc.	386,924	13,186
	Employers Holdings Inc.	574,097	13,078
	Cash America International Inc.	494,621	12,954
	Central Pacific Financial Corp.	537,249	12,760
*	Piper Jaffray Cos.	287,069	12,528
*,^	Nationstar Mortgage Holdings Inc.	724,635	12,174
	Tompkins Financial Corp.	222,881	11,973
	First Potomac Realty Trust	1,113,270	11,467
	Oritani Financial Corp.	708,392	11,370
	Northfield Bancorp Inc.	754,992	11,363
	United Fire Group Inc.	331,109	10,847
	FBL Financial Group Inc. Class A	187,552	10,825
	Saul Centers Inc.	219,410	10,793
	Rouse Properties Inc.	656,084	10,727
	Silver Bay Realty Trust Corp.	654,088	10,655
	QTS Realty Trust Inc. Class A	289,723	10,560

11

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	Universal Health Realty Income Trust	226,729	10,534
	InfraREIT Inc.	370,674	10,512
*	Ambac Financial Group Inc.	623,219	10,370
	Ladder Capital Corp.	588,966	10,219
	Moelis & Co. Class A	353,108	10,138
	National Western Life Insurance Co. Class A	42,289	10,128
	Anworth Mortgage Asset Corp.	1,984,679	9,784
*	First BanCorp	2,021,731	9,745
	Dime Community Bancshares Inc.	559,964	9,486
	Resource Capital Corp.	2,417,356	9,355
*	Enova International Inc.	499,972	9,339
	AG Mortgage Investment Trust Inc.	537,606	9,290
	OFG Bancorp	844,953	9,016
*	Virtu Financial Inc. Class A	356,218	8,364
	GAMCO Investors Inc.	116,751	8,022
*	Forestar Group Inc.	603,638	7,944
	Urstadt Biddle Properties Inc. Class A	417,747	7,804
	Meadowbrook Insurance Group Inc.	905,943	7,791
*,^	World Acceptance Corp.	126,406	7,775
	Getty Realty Corp.	473,342	7,744
	BancFirst Corp.	117,345	7,680
*,^	Altisource Portfolio Solutions SA	247,094	7,608
	CareTrust REIT Inc.	565,954	7,171
*	Tejon Ranch Co.	272,973	7,018
*	Ezcorp Inc. Class A	930,545	6,914
*	Flagstar Bancorp Inc.	373,284	6,898
*	PennyMac Financial Services Inc. Class A	368,806	6,683
	State Auto Financial Corp.	271,903	6,512
*	Marcus & Millichap Inc.	139,972	6,458
*	PICO Holdings Inc.	434,768	6,400
	Ashford Hospitality Prime Inc.	408,720	6,139
	OneBeacon Insurance Group Ltd. Class A	422,453	6,130
	Newcastle Investment Corp.	1,255,277	5,548
	Fidelity & Guaranty Life	221,651	5,238
*	MoneyGram International Inc.	503,469	4,627
*	NewStar Financial Inc.	345,565	3,801
*,^	On Deck Capital Inc.	262,513	3,040
*	Altisource Asset Management Corp.	18,814	2,715
	Urstadt Biddle Properties Inc.	60,433	1,033
*	Black Knight Financial Services Inc. Class A	29,710	917
*	Tejon Ranch Co. Warrants Exp. 08/31/2016	37,571	19
			14,181,826
Health Care (11.2%)
*	United Therapeutics Corp.	831,852	144,701
*	Community Health Systems Inc.	2,124,225	133,762
*	MEDNAX Inc.	1,771,804	131,308
*	Isis Pharmaceuticals Inc.	2,267,824	130,513
*	Brookdale Senior Living Inc.	3,488,314	121,045
*	DexCom Inc.	1,427,076	114,138
*	Tenet Healthcare Corp.	1,879,673	108,795
	Teleflex Inc.	786,686	106,557
*	Sirona Dental Systems Inc.	1,053,662	105,809
*	Receptos Inc.	478,118	90,866
*	Team Health Holdings Inc.	1,364,334	89,132
*	Health Net Inc.	1,388,243	89,014
*	Horizon Pharma plc	2,487,891	86,429
*	Seattle Genetics Inc.	1,774,511	85,886
*	Acadia Healthcare Co. Inc.	1,074,749	84,185
*	Cepheid	1,359,972	83,162
*	Align Technology Inc.	1,300,336	81,544
*	Centene Corp.	1,013,812	81,511
	Cooper Cos. Inc.	457,268	81,380
*	Alere Inc.	1,532,150	80,821
*	Alnylam Pharmaceuticals Inc.	638,720	76,563

12

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	HealthSouth Corp.	1,646,706	75,847
	West Pharmaceutical Services Inc.	1,294,894	75,207
*	Dyax Corp.	2,759,937	73,138
*	LifePoint Health Inc.	839,528	72,997
*	Neurocrine Biosciences Inc.	1,484,959	70,922
*	WellCare Health Plans Inc.	834,077	70,755
*,^	OPKO Health Inc.	4,342,574	69,829
	Bio-Techne Corp.	704,138	69,336
	STERIS Corp.	1,074,973	69,271
*	PAREXEL International Corp.	1,044,767	67,189
*	Akorn Inc.	1,510,188	65,935
*	Amsurg Corp.	917,187	64,157
*	ACADIA Pharmaceuticals Inc.	1,519,468	63,635
*	Charles River Laboratories International Inc.	896,876	63,086
*	Puma Biotechnology Inc.	517,505	60,419
*	Impax Laboratories Inc.	1,290,667	59,267
*,^	Agios Pharmaceuticals Inc.	529,741	58,875
	Hill-Rom Holdings Inc.	1,072,997	58,296
*	Bio-Rad Laboratories Inc. Class A	386,611	58,227
*	Molina Healthcare Inc.	783,020	55,046
*	Ultragenyx Pharmaceutical Inc.	509,936	52,212
*	Catalent Inc.	1,765,123	51,771
*	Bluebird Bio Inc.	304,909	51,338
*	Anacor Pharmaceuticals Inc.	662,893	51,328
*,^	Exact Sciences Corp.	1,683,729	50,074
*	Novavax Inc.	4,377,414	48,764
*	Celldex Therapeutics Inc.	1,864,851	47,032
*	ABIOMED Inc.	711,330	46,756
*	Pacira Pharmaceuticals Inc.	655,609	46,365
*	Thoratec Corp.	1,027,983	45,817
*	Prestige Brands Holdings Inc.	990,289	45,791
*	Clovis Oncology Inc.	516,086	45,354
*,^	Myriad Genetics Inc.	1,315,134	44,701
*	Halozyme Therapeutics Inc.	1,927,856	43,531
*	NuVasive Inc.	915,759	43,389
	Healthcare Services Group Inc.	1,286,043	42,504
*	Bruker Corp.	2,078,543	42,423
*,^	Intrexon Corp.	832,652	40,633
	Owens & Minor Inc.	1,194,970	40,629
*	Haemonetics Corp.	978,717	40,480
*	Portola Pharmaceuticals Inc. Class A	837,809	38,162
*	Magellan Health Inc.	517,536	36,264
*	Medicines Co.	1,254,147	35,881
*	Intercept Pharmaceuticals Inc.	148,141	35,758
*	Halyard Health Inc.	881,196	35,688
*	Masimo Corp.	896,831	34,743
*	Ligand Pharmaceuticals Inc.	335,185	33,820
	Cantel Medical Corp.	629,080	33,763
*	Integra LifeSciences Holdings Corp.	498,969	33,616
*	Chimerix Inc.	725,845	33,534
*	Insulet Corp.	1,074,627	33,297
*	Globus Medical Inc.	1,277,827	32,802
*,^	Kite Pharma Inc.	530,048	32,317
	Select Medical Holdings Corp.	1,985,905	32,172
*	Neogen Corp.	666,387	31,613
*	Nektar Therapeutics	2,490,594	31,157
	Kindred Healthcare Inc.	1,501,328	30,462
*	Cyberonics Inc.	492,945	29,311
*	TESARO Inc.	492,411	28,949
*	HMS Holdings Corp.	1,676,618	28,788
*	Ironwood Pharmaceuticals Inc. Class A	2,384,837	28,761
*,^	MannKind Corp.	5,041,292	28,685
^	Theravance Inc.	1,549,165	27,993
*	Air Methods Corp.	669,254	27,667

13

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	CONMED Corp.	470,405	27,411
*	Acorda Therapeutics Inc.	810,304	27,007
*	Radius Health Inc.	394,672	26,719
*,^	ARIAD Pharmaceuticals Inc.	3,213,557	26,576
*	Lannett Co. Inc.	446,087	26,515
*	ICU Medical Inc.	268,985	25,731
*	Wright Medical Group Inc.	973,374	25,561
*	Momenta Pharmaceuticals Inc.	1,102,839	25,156
*	PTC Therapeutics Inc.	512,788	24,681
*	Ophthotech Corp.	454,659	23,670
*	ImmunoGen Inc.	1,632,057	23,469
*	VWR Corp.	870,592	23,271
*,^	Merrimack Pharmaceuticals Inc.	1,875,103	23,186
*,^	Juno Therapeutics Inc.	428,102	22,831
*	HeartWare International Inc.	310,447	22,566
	Ensign Group Inc.	433,799	22,150
*,^	Sarepta Therapeutics Inc.	706,693	21,505
*	Arena Pharmaceuticals Inc.	4,583,291	21,266
	Abaxis Inc.	405,469	20,874
*	Amedisys Inc.	510,109	20,267
^	PDL BioPharma Inc.	3,107,313	19,980
*	AMAG Pharmaceuticals Inc.	289,120	19,967
*	FibroGen Inc.	844,377	19,843
*,^	Sage Therapeutics Inc.	268,665	19,613
*,^	Keryx Biopharmaceuticals Inc.	1,961,782	19,579
*	Bio-Reference Laboratories Inc.	473,439	19,529
*,^	Insys Therapeutics Inc.	541,003	19,433
*	Emergent BioSolutions Inc.	581,148	19,149
*	Endologix Inc.	1,212,826	18,605
	Analogic Corp.	234,956	18,538
*	IPC Healthcare Inc.	329,273	18,238
*	Achillion Pharmaceuticals Inc.	2,003,496	17,751
*	Tornier NV	694,756	17,362
*	Merit Medical Systems Inc.	791,201	17,042
*	Nevro Corp.	302,407	16,254
*	Surgical Care Affiliates Inc.	409,530	15,718
*	Relypsa Inc.	470,563	15,571
*	NxStage Medical Inc.	1,076,648	15,380
*	ZS Pharma Inc.	284,162	14,887
*	Hanger Inc.	634,877	14,882
*	PRA Health Sciences Inc.	396,773	14,415
*	HealthStream Inc.	471,798	14,352
*,^	Synergy Pharmaceuticals Inc.	1,705,922	14,159
	Meridian Bioscience Inc.	749,599	13,973
*,^	Exelixis Inc.	3,713,779	13,964
*	Alder Biopharmaceuticals Inc.	250,900	13,290
*	Quidel Corp.	555,297	12,744
*	Luminex Corp.	731,821	12,631
*	INC Research Holdings Inc. Class A	309,896	12,433
	Invacare Corp.	563,169	12,181
	National HealthCare Corp.	174,816	11,361
*	Esperion Therapeutics Inc.	138,449	11,320
*	Epizyme Inc.	468,158	11,236
*	Orthofix International NV	337,062	11,164
*	Tetraphase Pharmaceuticals Inc.	227,234	10,780
*	Cempra Inc.	309,495	10,634
*	Sagent Pharmaceuticals Inc.	425,393	10,341
*	Infinity Pharmaceuticals Inc.	928,720	10,169
*	Aegerion Pharmaceuticals Inc.	513,986	9,750
*,^	Accuray Inc.	1,420,966	9,577
*	Genomic Health Inc.	336,055	9,339
*	Universal American Corp.	917,250	9,283
*	LHC Group Inc.	237,856	9,098
*,^	Spark Therapeutics Inc.	139,444	8,404

14

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*,^	Spectrum Pharmaceuticals Inc.	1,140,323	7,800
*	Healthways Inc.	574,638	6,884
*	Sequenom Inc.	2,231,764	6,785
*,^	Lexicon Pharmaceuticals Inc.	782,994	6,303
*	CorVel Corp.	192,754	6,172
*	Acceleron Pharma Inc.	185,944	5,883
*	Theravance Biopharma Inc.	447,198	5,823
*	Adeptus Health Inc. Class A	49,542	4,706
*,^	BioScrip Inc.	614,052	2,229
*,^	VIVUS Inc.	879,553	2,076
			6,293,642
Industrials (19.3%)
	Acuity Brands Inc.	822,768	148,082
*	Spirit AeroSystems Holdings Inc. Class A	2,682,900	147,855
	Total System Services Inc.	3,142,373	131,257
	Global Payments Inc.	1,258,936	130,237
	Carlisle Cos. Inc.	1,232,962	123,444
*	Flextronics International Ltd.	10,683,835	120,834
*	CoStar Group Inc.	583,229	117,381
	IDEX Corp.	1,475,964	115,981
	Packaging Corp. of America	1,854,664	115,898
	Broadridge Financial Solutions Inc.	2,274,249	113,735
	Valspar Corp.	1,385,159	113,334
	PerkinElmer Inc.	2,143,887	112,854
*	HD Supply Holdings Inc.	3,176,244	111,740
	Waste Connections Inc.	2,349,881	110,726
	Allegion plc	1,812,480	109,003
*	Zebra Technologies Corp.	979,920	108,820
*	Vantiv Inc. Class A	2,764,826	105,589
	AO Smith Corp.	1,442,700	103,846
	Huntington Ingalls Industries Inc.	921,420	103,743
	Jack Henry & Associates Inc.	1,548,647	100,197
*	Keysight Technologies Inc.	3,191,044	99,529
*	AECOM	2,848,733	94,236
	Hexcel Corp.	1,825,254	90,788
	Ryder System Inc.	1,009,902	88,235
	Graphic Packaging Holding Co.	6,231,113	86,799
*	Old Dominion Freight Line Inc.	1,218,625	83,604
*	WEX Inc.	732,023	83,429
	Bemis Co. Inc.	1,845,986	83,088
	Lennox International Inc.	767,236	82,624
	Orbital ATK Inc.	1,125,020	82,531
	MAXIMUS Inc.	1,247,990	82,030
	Sonoco Products Co.	1,911,454	81,925
	Nordson Corp.	1,050,949	81,858
	Graco Inc.	1,111,204	78,929
	Lincoln Electric Holdings Inc.	1,288,815	78,476
	Trinity Industries Inc.	2,936,571	77,614
*	Kirby Corp.	1,004,169	76,980
*	Genesee & Wyoming Inc. Class A	1,005,552	76,603
	AptarGroup Inc.	1,185,946	75,628
	Cognex Corp.	1,568,191	75,430
*	Berry Plastics Group Inc.	2,262,115	73,293
	ITT Corp.	1,689,448	70,686
	Jabil Circuit Inc.	3,303,811	70,338
*	Owens-Illinois Inc.	3,055,030	70,082
	Fortune Brands Home & Security Inc.	1,510,193	69,197
	Eagle Materials Inc.	903,746	68,983
	RR Donnelley & Sons Co.	3,952,070	68,885
	Toro Co.	1,002,073	67,920
*	CoreLogic Inc.	1,709,234	67,839
	Babcock & Wilcox Co.	2,027,098	66,489
*	Genpact Ltd.	3,108,535	66,305
	Belden Inc.	807,667	65,607

15

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	FEI Co.	787,035	65,269
	World Fuel Services Corp.	1,359,523	65,189
	National Instruments Corp.	2,185,216	64,376
	MSC Industrial Direct Co. Inc. Class A	916,964	63,977
*	Teledyne Technologies Inc.	602,623	63,583
	Oshkosh Corp.	1,481,825	62,800
	Air Lease Corp. Class A	1,845,404	62,559
	Regal Beloit Corp.	848,520	61,594
	Triumph Group Inc.	933,104	61,576
*	XPO Logistics Inc.	1,358,023	61,355
	Woodward Inc.	1,113,290	61,220
	Watsco Inc.	486,328	60,178
	EnerSys	841,990	59,183
	CLARCOR Inc.	949,891	59,121
	Curtiss-Wright Corp.	810,536	58,715
	Deluxe Corp.	945,537	58,623
*,^	Ambarella Inc.	563,649	57,881
*	Euronet Worldwide Inc.	933,261	57,582
*	WESCO International Inc.	837,374	57,477
	Landstar System Inc.	840,975	56,236
*	IPG Photonics Corp.	647,853	55,181
	CEB Inc.	633,614	55,162
	EMCOR Group Inc.	1,127,799	53,875
	Timken Co.	1,472,408	53,846
	KBR Inc.	2,731,647	53,212
*	Generac Holdings Inc.	1,309,479	52,052
	Crane Co.	879,154	51,633
	Kennametal Inc.	1,501,258	51,223
*	Clean Harbors Inc.	944,307	50,747
	SPX Corp.	699,228	50,617
*	Esterline Technologies Corp.	530,261	50,555
	Booz Allen Hamilton Holding Corp. Class A	1,951,697	49,261
	Valmont Industries Inc.	401,475	47,723
*	Moog Inc. Class A	667,262	47,162
*	Louisiana-Pacific Corp.	2,697,464	45,938
*	USG Corp.	1,651,804	45,904
	Covanta Holding Corp.	2,151,292	45,586
	Manitowoc Co. Inc.	2,320,279	45,477
	GATX Corp.	831,312	44,184
*	KLX Inc.	998,836	44,079
	Terex Corp.	1,890,667	43,958
*	Advisory Board Co.	803,559	43,931
	Convergys Corp.	1,684,382	42,935
	Con-way Inc.	1,091,312	41,874
*	Universal Display Corp.	790,185	40,876
	Littelfuse Inc.	427,501	40,566
	AGCO Corp.	708,668	40,238
	Silgan Holdings Inc.	744,922	39,302
*	Cimpress NV	465,966	39,216
*	Armstrong World Industries Inc.	732,752	39,041
*	DigitalGlobe Inc.	1,375,035	38,212
*	Masonite International Corp.	543,029	38,072
	Mueller Industries Inc.	1,078,843	37,457
*	Swift Transportation Co.	1,643,974	37,269
*	Rexnord Corp.	1,542,482	36,881
	Mobile Mini Inc.	867,902	36,487
	Barnes Group Inc.	933,755	36,407
	MDU Resources Group Inc.	1,844,178	36,017
	Heartland Payment Systems Inc.	658,481	35,591
*	On Assignment Inc.	881,613	34,630
	Matson Inc.	822,895	34,594
*	Anixter International Inc.	530,489	34,561
	Joy Global Inc.	922,029	33,377
*	Imperva Inc.	492,542	33,345

16

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	Korn/Ferry International	954,704	33,195
	ABM Industries Inc.	1,007,317	33,110
*	FTI Consulting Inc.	787,721	32,486
	UniFirst Corp.	289,323	32,361
*	Sanmina Corp.	1,564,603	31,542
*	Cardtronics Inc.	849,780	31,484
	Knight Transportation Inc.	1,168,505	31,246
*	Huron Consulting Group Inc.	438,588	30,741
	Forward Air Corp.	586,476	30,649
*,^	NeuStar Inc. Class A	1,048,429	30,625
	HEICO Corp.	519,119	30,265
*	RBC Bearings Inc.	420,875	30,202
*	Trex Co. Inc.	607,457	30,027
	Vishay Intertechnology Inc.	2,564,763	29,956
*	Proto Labs Inc.	441,799	29,813
	MSA Safety Inc.	603,338	29,268
*,^	Knowles Corp.	1,611,701	29,172
*	ExamWorks Group Inc.	743,702	29,079
*	Coherent Inc.	451,291	28,648
	Essendant Inc.	725,936	28,493
*	Plexus Corp.	636,338	27,922
	Tetra Tech Inc.	1,084,085	27,796
	Apogee Enterprises Inc.	525,220	27,648
	HEICO Corp. Class A	543,067	27,572
*	Boise Cascade Co.	748,613	27,459
*	WageWorks Inc.	676,709	27,373
	Applied Industrial Technologies Inc.	685,562	27,183
	Brink's Co.	920,962	27,104
	Simpson Manufacturing Co. Inc.	794,482	27,012
	Outerwall Inc.	349,388	26,592
	Watts Water Technologies Inc. Class A	510,773	26,484
*	Hub Group Inc. Class A	650,166	26,228
	Aircastle Ltd.	1,152,946	26,137
*	Greatbatch Inc.	483,234	26,056
*	Atlas Air Worldwide Holdings Inc.	473,518	26,025
*	TriMas Corp.	857,647	25,386
*	OSI Systems Inc.	356,400	25,230
	Harsco Corp.	1,516,614	25,024
	EVERTEC Inc.	1,174,874	24,954
	Mueller Water Products Inc. Class A	2,741,804	24,950
	G&K Services Inc. Class A	359,711	24,870
	Franklin Electric Co. Inc.	766,662	24,786
	EnPro Industries Inc.	432,238	24,733
*	MasTec Inc.	1,240,371	24,646
*	PHH Corp.	940,325	24,477
*	Meritor Inc.	1,848,940	24,258
	AZZ Inc.	463,573	24,013
	Granite Construction Inc.	670,583	23,812
*	TrueBlue Inc.	794,258	23,748
	Heartland Express Inc.	1,163,715	23,542
*	LifeLock Inc.	1,429,617	23,446
	Actuant Corp. Class A	1,015,111	23,439
*	Rogers Corp.	352,762	23,332
	Tennant Co.	348,508	22,772
*	Itron Inc.	656,436	22,608
*	Veeco Instruments Inc.	764,723	21,978
	Albany International Corp.	545,388	21,706
	Kaman Corp.	515,622	21,625
*	Benchmark Electronics Inc.	992,307	21,612
	Werner Enterprises Inc.	816,691	21,438
	Brady Corp. Class A	859,584	21,266
^	Greenbrier Cos. Inc.	449,798	21,073
*,^	Navistar International Corp.	925,830	20,952
	Exponent Inc.	467,457	20,933

17

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	ExlService Holdings Inc.	599,124	20,718
	AAR Corp.	639,283	20,374
	Sturm Ruger & Co. Inc.	353,985	20,336
*	TriNet Group Inc.	797,779	20,224
	TAL International Group Inc.	629,765	19,901
	John Bean Technologies Corp.	525,840	19,766
*	II-VI Inc.	1,040,733	19,753
	MTS Systems Corp.	282,241	19,461
	Standex International Corp.	241,957	19,340
	Methode Electronics Inc.	690,107	18,943
	Otter Tail Corp.	709,855	18,882
	Universal Forest Products Inc.	362,001	18,835
^	Lindsay Corp.	212,568	18,687
	Insperity Inc.	362,192	18,436
	TimkenSteel Corp.	678,118	18,302
	Cubic Corp.	381,238	18,139
*	Sykes Enterprises Inc.	739,107	17,923
	CIRCOR International Inc.	324,820	17,712
	Advanced Drainage Systems Inc.	597,940	17,538
	ESCO Technologies Inc.	468,500	17,527
	General Cable Corp.	879,800	17,358
	AAON Inc.	769,135	17,321
*	M/A-COM Technology Solutions Holdings Inc.	448,796	17,166
*	UTi Worldwide Inc.	1,703,806	17,021
*	Smith & Wesson Holding Corp.	1,018,515	16,897
*	TASER International Inc.	506,308	16,865
	Badger Meter Inc.	260,537	16,541
*	RPX Corp.	975,650	16,488
	Sun Hydraulics Corp.	428,901	16,345
*	Wabash National Corp.	1,285,830	16,124
*	Tutor Perini Corp.	742,687	16,027
	Encore Wire Corp.	353,134	15,640
	Comfort Systems USA Inc.	671,922	15,421
*	FARO Technologies Inc.	329,276	15,377
*	Wesco Aircraft Holdings Inc.	1,014,375	15,368
*	Nortek Inc.	184,502	15,338
*	Team Inc.	373,488	15,033
	Raven Industries Inc.	720,659	14,651
*	Thermon Group Holdings Inc.	607,621	14,625
	Astec Industries Inc.	347,691	14,540
	Primoris Services Corp.	733,201	14,517
	McGrath RentCorp	469,571	14,289
	ArcBest Corp.	443,507	14,104
*	Rofin-Sinar Technologies Inc.	506,505	13,980
*	Roadrunner Transportation Systems Inc.	540,983	13,957
	Quanex Building Products Corp.	641,639	13,750
*	Newport Corp.	716,143	13,578
*	Navigant Consulting Inc.	911,999	13,561
	Materion Corp.	381,366	13,443
*	Inovalon Holdings Inc. Class A	480,646	13,410
	ManTech International Corp. Class A	460,995	13,369
	Greif Inc. Class A	370,097	13,268
	Altra Industrial Motion Corp.	475,288	12,918
*	Aegion Corp. Class A	660,129	12,503
	Griffon Corp.	772,421	12,297
*	Summit Materials Inc. Class A	478,690	12,207
*	Continental Building Products Inc.	573,141	12,145
*	Paylocity Holding Corp.	335,416	12,025
	H&E Equipment Services Inc.	601,320	12,008
	Kforce Inc.	503,534	11,516
	Textainer Group Holdings Ltd.	432,126	11,240
*	TTM Technologies Inc.	1,123,680	11,226
*	GrafTech International Ltd.	2,208,327	10,953
	Resources Connection Inc.	675,211	10,864

18

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	AVX Corp.	795,882	10,713
*	Monster Worldwide Inc.	1,634,943	10,693
*	Air Transport Services Group Inc.	988,312	10,367
*	Aerovironment Inc.	375,565	9,795
	Gorman-Rupp Co.	348,172	9,777
	Hyster-Yale Materials Handling Inc.	140,411	9,728
	Quad/Graphics Inc.	502,273	9,297
*	Astronics Corp.	127,145	9,013
	American Railcar Industries Inc.	181,962	8,851
	TeleTech Holdings Inc.	321,131	8,696
	Kelly Services Inc. Class A	551,115	8,460
	Schnitzer Steel Industries Inc.	476,417	8,323
*	DXP Enterprises Inc.	174,938	8,135
	Checkpoint Systems Inc.	794,407	8,087
	Acacia Research Corp.	916,855	8,041
*	DHI Group Inc.	832,592	7,402
	Park Electrochemical Corp.	365,662	7,006
*	Bazaarvoice Inc.	1,128,905	6,649
*	CAI International Inc.	320,294	6,595
	Landauer Inc.	181,065	6,453
*	Mistras Group Inc.	325,503	6,178
	American Science & Engineering Inc.	139,461	6,110
	Black Box Corp.	290,661	5,813
*	InnerWorkings Inc.	704,803	4,701
*	Ply Gem Holdings Inc.	385,461	4,545
	Greif Inc. Class B	91,711	3,714
*	Milacron Holdings Corp.	104,012	2,047
*	TransUnion	44,565	1,119
*	Press Ganey Holdings Inc.	20,804	596
*	Overseas Shipholding Group Inc. Class B	109,198	382
			10,866,183
Oil & Gas (4.1%)
*	Newfield Exploration Co.	3,083,953	111,392
*	Diamondback Energy Inc.	1,193,645	89,977
	Nabors Industries Ltd.	5,945,375	85,792
	Targa Resources Corp.	955,212	85,224
*	Gulfport Energy Corp.	2,020,599	81,329
*	First Solar Inc.	1,432,742	67,310
	SemGroup Corp. Class A	831,407	66,080
	QEP Resources Inc.	3,347,246	61,958
	Superior Energy Services Inc.	2,850,719	59,979
	Western Refining Inc.	1,357,352	59,208
	SM Energy Co.	1,277,593	58,923
*	Dril-Quip Inc.	737,579	55,503
	Rowan Cos. plc Class A	2,362,594	49,874
	Patterson-UTI Energy Inc.	2,641,093	49,692
*	WPX Energy Inc.	3,877,012	47,610
	PBF Energy Inc. Class A	1,629,242	46,303
*	Carrizo Oil & Gas Inc.	925,611	45,577
	Denbury Resources Inc.	6,758,944	42,987
	Exterran Holdings Inc.	1,248,673	40,769
*	PDC Energy Inc.	758,436	40,683
*,^	Oasis Petroleum Inc.	2,504,166	39,691
*,^	NOW Inc.	1,932,508	38,476
*	Oil States International Inc.	977,029	36,375
	California Resources Corp.	5,847,512	35,319
*,^	Ultra Petroleum Corp.	2,755,841	34,503
*	Matador Resources Co.	1,374,077	34,352
	Delek US Holdings Inc.	923,293	33,996
	Bristow Group Inc.	626,769	33,407
*	Rosetta Resources Inc.	1,433,471	33,171
*	Cobalt International Energy Inc.	3,335,208	32,385
*	Memorial Resource Development Corp.	1,625,738	30,840
	Atwood Oceanics Inc.	1,162,940	30,748

19

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	Rice Energy Inc.	1,419,653	29,571
*,^	SunPower Corp. Class A	1,009,501	28,680
*	MRC Global Inc.	1,837,483	28,371
*,^	Laredo Petroleum Inc.	2,227,572	28,023
	Pattern Energy Group Inc. Class A	983,328	27,907
*	Unit Corp.	954,379	25,883
*	Parsley Energy Inc. Class A	1,441,704	25,114
*	RSP Permian Inc.	874,989	24,596
*	McDermott International Inc.	4,518,262	24,128
*	Helix Energy Solutions Group Inc.	1,805,092	22,798
*	Forum Energy Technologies Inc.	1,108,374	22,478
*	SEACOR Holdings Inc.	311,032	22,065
*	Chart Industries Inc.	578,352	20,676
^	Tidewater Inc.	890,556	20,242
	RPC Inc.	1,233,599	17,061
^	CARBO Ceramics Inc.	373,907	15,566
^	Diamond Offshore Drilling Inc.	584,657	15,090
*	Bonanza Creek Energy Inc.	753,301	13,748
*	Stone Energy Corp.	1,029,422	12,960
*	Hornbeck Offshore Services Inc.	608,948	12,502
	CVR Energy Inc.	329,217	12,392
*	Newpark Resources Inc.	1,512,037	12,293
*	Flotek Industries Inc.	962,839	12,064
	Alon USA Energy Inc.	599,184	11,325
*	C&J Energy Services Ltd.	837,764	11,058
*,^	Sanchez Energy Corp.	983,198	9,635
*	TETRA Technologies Inc.	1,433,148	9,143
*	EP Energy Corp. Class A	703,240	8,952
	Green Plains Inc.	305,421	8,414
*	Bill Barrett Corp.	948,525	8,148
*,^	Halcon Resources Corp.	6,720,370	7,796
*,^	SandRidge Energy Inc.	8,706,599	7,636
	Tesco Corp.	700,173	7,632
*	Clayton Williams Energy Inc.	115,321	7,582
*	Pioneer Energy Services Corp.	1,159,558	7,352
*	Parker Drilling Co.	2,196,638	7,293
*,^	Magnum Hunter Resources Corp.	3,738,605	6,991
*,^	Northern Oil and Gas Inc.	989,923	6,702
	Civeo Corp.	2,028,092	6,226
*,^	Penn Virginia Corp.	1,353,886	5,930
*	Basic Energy Services Inc.	725,486	5,477
^	Gulfmark Offshore Inc.	435,235	5,049
*,^	Rex Energy Corp.	890,010	4,975
*	Jones Energy Inc. Class A	544,973	4,932
*,^	Approach Resources Inc.	691,265	4,735
*,^	Eclipse Resources Corp.	842,359	4,431
^	Energy XXI Ltd.	1,607,722	4,228
^	W&T Offshore Inc.	647,833	3,550
^	EXCO Resources Inc.	2,837,458	3,348
*	Geospace Technologies Corp.	117,778	2,715
*	Key Energy Services Inc.	1,246,927	2,244
*	Seventy Seven Energy Inc.	501,456	2,151
*	Contango Oil & Gas Co.	145,991	1,791
*	ION Geophysical Corp.	1,240,586	1,327
	Amec Foster Wheeler plc ADR	668	9
			2,322,418
Other (0.0%)[2]
*	Leap Wireless International Inc CVR	938,827	2,366
*	Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	297,875	—
*,^	Magnum Hunter Resources Corp. Warrants Exp. 04/15/2016	241,907	—
			2,366
Technology (11.3%)
	IAC/InterActiveCorp	1,446,382	115,219
*	Fortinet Inc.	2,730,314	112,844

20

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	Cadence Design Systems Inc.	5,544,141	108,998
*	Informatica Corp.	1,983,607	96,145
	SS&C Technologies Holdings Inc.	1,528,033	95,502
*	ON Semiconductor Corp.	8,130,597	95,047
	Brocade Communications Systems Inc.	7,988,879	94,908
*	NCR Corp.	3,050,411	91,817
*	PTC Inc.	2,178,293	89,354
*	Ultimate Software Group Inc.	514,228	84,508
*	SunEdison Inc.	2,820,708	84,367
	CDW Corp.	2,453,447	84,104
*	athenahealth Inc.	730,195	83,666
*	Manhattan Associates Inc.	1,397,749	83,376
	CDK Global Inc.	1,518,653	81,977
	Pitney Bowes Inc.	3,820,790	79,511
	DST Systems Inc.	625,508	78,801
	Teradyne Inc.	4,064,366	78,402
*	Tyler Technologies Inc.	605,811	78,380
*	ARRIS Group Inc.	2,485,936	76,070
	Atmel Corp.	7,511,909	74,030
*	Aspen Technology Inc.	1,617,351	73,670
*	CommScope Holding Co. Inc.	2,332,719	71,171
*	Verint Systems Inc.	1,162,514	70,617
*	Guidewire Software Inc.	1,329,317	70,361
	Cypress Semiconductor Corp.	5,973,853	70,253
*	VeriFone Systems Inc.	2,047,142	69,521
*	Cavium Inc.	995,472	68,498
*	Ingram Micro Inc.	2,664,637	66,696
*	Microsemi Corp.	1,803,305	63,026
*	Dealertrack Technologies Inc.	985,726	61,894
*	Integrated Device Technology Inc.	2,810,881	60,996
*	Synaptics Inc.	697,525	60,500
*	Qlik Technologies Inc.	1,730,485	60,498
	j2 Global Inc.	867,261	58,922
	Leidos Holdings Inc.	1,408,735	56,871
*	SolarWinds Inc.	1,229,531	56,718
	Solera Holdings Inc.	1,271,002	56,636
*	EPAM Systems Inc.	787,016	56,059
	Mentor Graphics Corp.	2,116,380	55,936
*	Tableau Software Inc. Class A	472,423	54,470
*	ACI Worldwide Inc.	2,210,784	54,319
*	Medidata Solutions Inc.	994,406	54,016
*,^	Cree Inc.	2,066,189	53,783
	Fair Isaac Corp.	588,069	53,385
*	Infinera Corp.	2,454,625	51,498
*,^	Arista Networks Inc.	629,904	51,488
*	JDS Uniphase Corp.	4,433,882	51,344
	Lexmark International Inc. Class A	1,160,729	51,304
	Blackbaud Inc.	887,658	50,552
*	Ciena Corp.	2,117,296	50,138
*	ViaSat Inc.	813,069	48,996
*	Allscripts Healthcare Solutions Inc.	3,424,791	46,851
*	Demandware Inc.	637,879	45,340
*	Proofpoint Inc.	709,161	45,152
	Advent Software Inc.	947,847	41,904
	Plantronics Inc.	741,702	41,765
	SYNNEX Corp.	561,135	41,069
*	EchoStar Corp. Class A	843,176	41,046
*	Cirrus Logic Inc.	1,200,823	40,864
*	Silicon Laboratories Inc.	727,922	39,315
*,^	3D Systems Corp.	2,011,156	39,258
	Science Applications International Corp.	741,015	39,163
	InterDigital Inc.	683,051	38,859
*	Entegris Inc.	2,655,515	38,691
	Diebold Inc.	1,105,172	38,681

21

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	Electronics For Imaging Inc.	887,776	38,627
*	Fairchild Semiconductor International Inc. Class A	2,207,820	38,372
	MKS Instruments Inc.	1,010,725	38,347
*	Tech Data Corp.	659,249	37,946
*	CACI International Inc. Class A	457,829	37,034
*	Ellie Mae Inc.	528,964	36,916
*	Dycom Industries Inc.	613,177	36,085
	Tessera Technologies Inc.	945,421	35,907
*	Finisar Corp.	1,967,740	35,164
	Monolithic Power Systems Inc.	673,766	34,167
*	Veeva Systems Inc. Class A	1,216,482	34,098
*	IGATE Corp.	689,724	32,893
*	CommVault Systems Inc.	770,887	32,693
*	Cornerstone OnDemand Inc.	919,250	31,990
*	Rambus Inc.	2,186,650	31,685
	Intersil Corp. Class A	2,496,350	31,229
*	Synchronoss Technologies Inc.	655,661	29,983
*	MicroStrategy Inc. Class A	175,991	29,933
*	Polycom Inc.	2,557,455	29,257
*	PMC-Sierra Inc.	3,372,639	28,870
*	OmniVision Technologies Inc.	1,100,373	28,824
*	Fleetmatics Group plc	615,345	28,817
*	LogMeIn Inc.	442,983	28,568
*,^	Advanced Micro Devices Inc.	11,786,737	28,288
	West Corp.	936,816	28,198
*,^	NetScout Systems Inc.	733,338	26,892
*	Rovi Corp.	1,674,300	26,705
	Cogent Communications Holdings Inc.	784,861	26,560
*	Syntel Inc.	555,959	26,397
*	Progress Software Corp.	958,118	26,348
*	Envestnet Inc.	634,869	25,668
*	Infoblox Inc.	965,636	25,309
*	Semtech Corp.	1,257,188	24,955
*	MedAssets Inc.	1,085,916	23,955
	Power Integrations Inc.	529,412	23,919
*	Zendesk Inc.	1,059,716	23,536
*	QLogic Corp.	1,652,369	23,447
*,^	Endurance International Group Holdings Inc.	1,128,365	23,312
*,^	Nimble Storage Inc.	807,245	22,651
*	Web.com Group Inc.	927,661	22,468
*	Insight Enterprises Inc.	734,037	21,955
*	Super Micro Computer Inc.	716,021	21,180
	NIC Inc.	1,151,786	21,055
*	Cabot Microelectronics Corp.	444,769	20,953
*,^	Gogo Inc.	972,676	20,844
*,^	InvenSense Inc.	1,378,997	20,823
*	ScanSource Inc.	541,941	20,626
*	Bottomline Technologies de Inc.	736,273	20,476
*	Advanced Energy Industries Inc.	735,609	20,222
*,^	Shutterstock Inc.	339,615	19,915
*	BroadSoft Inc.	551,799	19,076
*	Unisys Corp.	945,297	18,896
*	NETGEAR Inc.	623,593	18,720
*	RealPage Inc.	979,364	18,676
	CSG Systems International Inc.	589,425	18,661
	Monotype Imaging Holdings Inc.	758,138	18,279
^	Ubiquiti Networks Inc.	568,255	18,136
*	Marketo Inc.	639,899	17,956
^	Ebix Inc.	530,178	17,289
*	Kulicke & Soffa Industries Inc.	1,454,691	17,034
*	Paycom Software Inc.	497,384	16,986
*	Ixia	1,352,212	16,822
*	Diodes Inc.	681,665	16,435
	ADTRAN Inc.	1,010,094	16,414

22

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	RingCentral Inc. Class A	877,800	16,231
*	Ruckus Wireless Inc.	1,557,811	16,108
	Quality Systems Inc.	970,618	16,083
*	Gigamon Inc.	471,095	15,541
*	Loral Space & Communications Inc.	243,411	15,364
*	Inphi Corp.	652,629	14,919
	Pegasystems Inc.	651,745	14,918
*	Interactive Intelligence Group Inc.	326,609	14,524
*	HubSpot Inc.	281,583	13,961
*	Barracuda Networks Inc.	350,779	13,898
	Brooks Automation Inc.	1,211,490	13,872
*	Lattice Semiconductor Corp.	2,211,444	13,025
*	GoDaddy Inc. Class A	430,365	12,132
	Micrel Inc.	862,402	11,987
*	Blucora Inc.	735,240	11,874
*	Harmonic Inc.	1,674,050	11,434
*	Cvent Inc.	432,870	11,159
*	Intralinks Holdings Inc.	922,437	10,986
*	Cray Inc.	366,623	10,819
*	Amkor Technology Inc.	1,795,182	10,735
*	Applied Micro Circuits Corp.	1,535,041	10,362
	Computer Programs & Systems Inc.	192,886	10,304
*	FormFactor Inc.	1,090,435	10,032
*	Actua Corp.	691,800	9,865
*	LivePerson Inc.	972,345	9,539
	Epiq Systems Inc.	564,851	9,535
*,^	Textura Corp.	340,412	9,474
*	Ultratech Inc.	496,596	9,217
*	Mercury Systems Inc.	615,226	9,007
*	Tangoe Inc.	701,630	8,827
	Comtech Telecommunications Corp.	292,486	8,497
*,^	Benefitfocus Inc.	188,874	8,282
*	Quantum Corp.	4,600,238	7,728
*	Comverse Inc.	343,196	6,891
	Forrester Research Inc.	187,418	6,751
*	CEVA Inc.	331,042	6,432
*,^	Box Inc.	343,931	6,411
*	Calix Inc.	831,513	6,328
*	Sonus Networks Inc.	887,695	6,143
*,^	Castlight Health Inc. Class B	633,941	5,160
*,^	OPOWER Inc.	434,358	4,999
*	MobileIron Inc.	738,097	4,362
*	Pendrell Corp.	3,012,790	4,128
*	Jive Software Inc.	779,285	4,091
*,^	Rocket Fuel Inc.	439,025	3,600
*,^	New Relic Inc.	89,606	3,153
*,^	Hortonworks Inc.	121,718	3,082
*	ChannelAdvisor Corp.	199,943	2,389
*	Systemax Inc.	245,485	2,121
*	Silicon Graphics International Corp.	327,709	2,120
*	Piksel Inc.	241	—
			6,400,962
Telecommunications (0.3%)
	Telephone & Data Systems Inc.	1,718,844	50,534
	Consolidated Communications Holdings Inc.	908,610	19,090
*	Vonage Holdings Corp.	3,434,965	16,866
*,^	Globalstar Inc.	7,418,259	15,653
*	Cincinnati Bell Inc.	3,971,264	15,170
	EarthLink Holdings Corp.	1,951,863	14,619
*,^	Iridium Communications Inc.	1,519,637	13,814
	Atlantic Tele-Network Inc.	197,152	13,619
^	Windstream Holdings Inc.	1,910,649	12,190
*	United States Cellular Corp.	241,610	9,101

23

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2015

					Market
					Value
				Shares	($000)
*,^	Intelsat SA			498,198	4,942
					185,598
Utilities (3.5%)
	UGI Corp.			3,272,260	112,729
	AGL Resources Inc.			2,271,958	105,782
	Atmos Energy Corp.			1,913,358	98,117
	ITC Holdings Corp.			2,940,239	94,617
	Westar Energy Inc. Class A			2,505,171	85,727
	Aqua America Inc.			3,354,522	82,152
	TECO Energy Inc.			4,454,322	78,663
	Great Plains Energy Inc.			2,923,212	70,625
	Questar Corp.			3,329,067	69,611
*	Dynegy Inc.			2,306,506	67,465
	Cleco Corp.			1,146,175	61,722
	Hawaiian Electric Industries Inc.			2,034,128	60,475
	Vectren Corp.			1,567,135	60,303
	IDACORP Inc.			954,421	53,581
	Piedmont Natural Gas Co. Inc.			1,491,749	52,674
	WGL Holdings Inc.			942,046	51,144
	Portland General Electric Co.			1,483,582	49,196
	UIL Holdings Corp.			1,072,134	49,125
	TerraForm Power Inc. Class A			1,265,880	48,078
	Southwest Gas Corp.			887,010	47,198
	New Jersey Resources Corp.			1,620,651	44,649
	NorthWestern Corp.			890,796	43,426
	ALLETE Inc.			923,213	42,828
	ONE Gas Inc.			995,953	42,388
	Laclede Group Inc.			779,310	40,571
	PNM Resources Inc.			1,510,668	37,162
	Black Hills Corp.			850,055	37,105
	Avista Corp.			1,120,308	34,338
	South Jersey Industries Inc.			1,297,746	32,093
*	Talen Energy Corp.			1,580,182	27,116
	American States Water Co.			715,469	26,751
	El Paso Electric Co.			765,277	26,525
	Ormat Technologies Inc.			693,462	26,130
	MGE Energy Inc.			656,556	25,428
	Northwest Natural Gas Co.			517,565	21,831
	California Water Service Group			906,733	20,719
	Empire District Electric Co.			825,594	17,998
	Atlantic Power Corp.			2,073,177	6,385
*,^	Vivint Solar Inc.			400,410	4,873
					1,957,300
Total Common Stocks (Cost $42,413,816)					56,131,006

		Coupon
Temporary Cash Investments (2.1%)[1]
Money Market Fund (2.1%)
3,4	Vanguard Market Liquidity Fund	0.137%		1,149,329,011	1,149,329

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
5,6,7	Federal Home Loan Bank Discount Notes	0.085%	7/24/15	6,000	6,000
5,7	Federal Home Loan Bank Discount Notes	0.135%	8/28/15	5,000	4,999

24

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
5,7 Federal Home Loan Bank Discount Notes	0.092%	9/16/15	2,000	2,000
				12,999
Total Temporary Cash Investments (Cost $1,162,328)				1,162,328
Total Investments (101.5%) (Cost $43,576,144)				57,293,334
Other Assets and Liabilities—Net (-1.5%)[4]				(842,726)
Net Assets (100%)				56,450,608

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $766,987,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.5%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $801,260,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $825,000 have been segregated as collateral for open swap contracts. After June 30, the fund posted additional collateral of $702,000 in connection with open swap contracts as of June 30, 2015.
7 Securities with a value of $9,299,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

25

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)[1]
Basic Materials (2.5%)
	NewMarket Corp.	130,531	57,941
	Cytec Industries Inc.	881,216	53,340
	Royal Gold Inc.	764,392	47,079
*	Platform Specialty Products Corp.	1,800,872	46,066
*	Polypore International Inc.	554,835	33,224
	KapStone Paper and Packaging Corp.	1,069,923	24,737
	Balchem Corp.	383,962	21,394
^	US Silica Holdings Inc.	659,469	19,362
	Minerals Technologies Inc.	214,030	14,582
	Globe Specialty Metals Inc.	818,190	14,482
	Calgon Carbon Corp.	649,649	12,590
*	RTI International Metals Inc.	379,639	11,966
*	Coeur Mining Inc.	1,677,314	9,577
	Deltic Timber Corp.	140,428	9,499
*	Ferro Corp.	539,631	9,055
*	Stillwater Mining Co.	747,673	8,666
*	Horsehead Holding Corp.	699,040	8,193
	Haynes International Inc.	154,371	7,614
*	LSB Industries Inc.	119,244	4,870
	American Vanguard Corp.	338,319	4,669
*	Intrepid Potash Inc.	349,373	4,171
*,^	FMSA Holdings Inc.	197,345	1,616
*	Rentech Inc.	1,377,632	1,474
			426,167
Consumer Goods (8.5%)
*	WhiteWave Foods Co. Class A	2,161,269	105,643
*	Hain Celestial Group Inc.	1,265,616	83,353
*	Middleby Corp.	707,539	79,407
*	Toll Brothers Inc.	1,950,824	74,502
	Carter's Inc.	648,123	68,895
	Brunswick Corp.	1,144,145	58,191
*	Skechers U.S.A. Inc. Class A	519,856	57,075
	Gentex Corp.	3,449,370	56,639
*	Tempur Sealy International Inc.	753,171	49,634
	Flowers Foods Inc.	2,203,957	46,614
*	Post Holdings Inc.	676,500	36,484
	Pool Corp.	511,956	35,929
	Wolverine World Wide Inc.	1,208,836	34,428
*	Kate Spade & Co.	1,573,666	33,897
*	G-III Apparel Group Ltd.	471,218	33,150
*	Steven Madden Ltd.	705,420	30,178
*	Darling Ingredients Inc.	2,036,793	29,859
*	Deckers Outdoor Corp.	404,839	29,136
*	TRI Pointe Homes Inc.	1,796,687	27,489
*	Boston Beer Co. Inc. Class A	114,092	26,468
*	Zynga Inc. Class A	9,211,010	26,344
	Ryland Group Inc.	549,005	25,457
	Vector Group Ltd.	1,081,872	25,381
*	Gentherm Inc.	442,531	24,299
*	GoPro Inc. Class A	414,044	21,828
*	Meritage Homes Corp.	440,429	20,740
	J&J Snack Foods Corp.	184,748	20,446
	B&G Foods Inc.	715,846	20,423
*	Select Comfort Corp.	645,900	19,422
	Interface Inc. Class A	775,319	19,422
*	Dorman Products Inc.	374,232	17,836
*	Standard Pacific Corp.	1,868,331	16,647
	Drew Industries Inc.	283,121	16,427
	Oxford Industries Inc.	184,046	16,095
	WD-40 Co.	170,984	14,903
*	Tumi Holdings Inc.	712,467	14,620

26

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	MDC Holdings Inc.	481,747	14,438
*	Take-Two Interactive Software Inc.	495,349	13,657
*	TiVo Inc.	1,120,252	11,359
*	iRobot Corp.	348,834	11,121
	Lancaster Colony Corp.	117,980	10,719
*	Diamond Foods Inc.	331,176	10,392
*,^	Wayfair Inc.	261,561	9,845
*	USANA Health Sciences Inc.	70,739	9,667
	Phibro Animal Health Corp. Class A	195,559	7,615
*	RealD Inc.	558,632	6,888
*	DTS Inc.	218,558	6,664
*	Boulder Brands Inc.	722,243	5,012
*	Revlon Inc. Class A	129,855	4,767
*	Blount International Inc.	297,514	3,249
*	National Beverage Corp.	143,642	3,231
*	Vince Holding Corp.	205,108	2,457
	Metaldyne Performance Group Inc.	124,830	2,266
*	Vera Bradley Inc.	121,840	1,373
			1,451,981
Consumer Services (14.4%)
	Domino's Pizza Inc.	681,186	77,247
	Dunkin' Brands Group Inc.	1,187,737	65,326
*	Madison Square Garden Co. Class A	767,679	64,094
*	Sally Beauty Holdings Inc.	1,946,155	61,460
*	AMC Networks Inc. Class A	750,422	61,422
	Dick's Sporting Goods Inc.	1,154,678	59,778
*	Spirit Airlines Inc.	900,853	55,943
*	Panera Bread Co. Class A	312,513	54,618
*	Copart Inc.	1,405,389	49,863
	Vail Resorts Inc.	448,661	48,994
*	Live Nation Entertainment Inc.	1,741,696	47,879
	GNC Holdings Inc. Class A	1,068,853	47,543
*	Burlington Stores Inc.	884,170	45,270
	Lions Gate Entertainment Corp.	1,184,669	43,892
*	Restoration Hardware Holdings Inc.	443,918	43,340
	Jack in the Box Inc.	461,377	40,675
	Six Flags Entertainment Corp.	877,328	39,348
*	Pandora Media Inc.	2,476,213	38,480
*,^	SolarCity Corp.	717,500	38,422
*	United Natural Foods Inc.	587,199	37,393
*	Buffalo Wild Wings Inc.	234,528	36,748
	Sotheby's	770,905	34,876
	Rollins Inc.	1,212,923	34,605
*,^	Yelp Inc. Class A	803,890	34,591
	DSW Inc. Class A	993,301	33,146
*	HomeAway Inc.	1,053,212	32,776
*	Cabela's Inc.	617,638	30,870
	Allegiant Travel Co. Class A	169,077	30,075
	Cheesecake Factory Inc.	541,011	29,504
*	Groupon Inc. Class A	5,818,718	29,268
	Texas Roadhouse Inc. Class A	776,700	29,072
	Chico's FAS Inc.	1,681,920	27,970
	Papa John's International Inc.	367,754	27,806
	HSN Inc.	388,088	27,240
*	Ascena Retail Group Inc.	1,607,742	26,777
*	ANN Inc.	539,677	26,061
*	Bright Horizons Family Solutions Inc.	448,790	25,940
*	La Quinta Holdings Inc.	1,130,902	25,841
*	Five Below Inc.	639,213	25,268
*	GrubHub Inc.	725,584	24,721
*	Grand Canyon Education Inc.	581,175	24,642
*	ServiceMaster Global Holdings Inc.	665,883	24,085
	Extended Stay America Inc.	1,263,482	23,716
	Marriott Vacations Worldwide Corp.	254,796	23,378

27

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	Monro Muffler Brake Inc.	372,754	23,170
*,^	DreamWorks Animation SKG Inc. Class A	866,005	22,845
*	comScore Inc.	424,215	22,594
	PriceSmart Inc.	242,372	22,114
*	Shutterfly Inc.	441,002	21,084
*	Michaels Cos. Inc.	767,788	20,661
	Nexstar Broadcasting Group Inc. Class A	367,218	20,564
	Churchill Downs Inc.	162,928	20,374
	Morningstar Inc.	246,853	19,637
*	WebMD Health Corp.	443,427	19,635
*	Media General Inc.	1,127,384	18,624
*	Genesco Inc.	282,010	18,621
	Sonic Corp.	610,108	17,571
*,^	Fresh Market Inc.	539,142	17,328
*	Diplomat Pharmacy Inc.	384,587	17,210
*	Diamond Resorts International Inc.	543,328	17,142
*	Popeyes Louisiana Kitchen Inc.	285,308	17,116
*	Fiesta Restaurant Group Inc.	331,269	16,563
	EW Scripps Co. Class A	713,915	16,313
	Sabre Corp.	669,476	15,934
	Bloomin' Brands Inc.	727,323	15,528
*	Krispy Kreme Doughnuts Inc.	799,514	15,399
*,^	Mattress Firm Holding Corp.	238,483	14,536
*	Hibbett Sports Inc.	307,503	14,323
*	Vitamin Shoppe Inc.	367,341	13,691
*	Belmond Ltd. Class A	1,089,684	13,610
	ClubCorp Holdings Inc.	558,644	13,340
*	Pinnacle Entertainment Inc.	353,718	13,187
*,^	Conn's Inc.	313,639	12,451
	National CineMedia Inc.	721,020	11,507
*	Constant Contact Inc.	396,337	11,399
	Interval Leisure Group Inc.	496,088	11,336
*	BJ's Restaurants Inc.	226,279	10,963
*	Dave & Buster's Entertainment Inc.	274,239	9,897
*,^	Scientific Games Corp. Class A	635,267	9,872
*	Caesars Acquisition Co. Class A	1,345,116	9,254
	AMC Entertainment Holdings Inc.	267,398	8,204
*	Penn National Gaming Inc.	443,132	8,131
*,^	zulily Inc. Class A	617,942	8,058
	Finish Line Inc. Class A	283,779	7,895
*	Bankrate Inc.	712,644	7,476
*	Global Eagle Entertainment Inc.	572,457	7,453
*,^	TrueCar Inc.	606,613	7,273
*	Zumiez Inc.	271,872	7,240
*,^	Coupons.com Inc.	664,451	7,169
*	Francesca's Holdings Corp.	524,834	7,070
*	RetailMeNot Inc.	394,844	7,040
	Pier 1 Imports Inc.	530,116	6,695
*,^	Lumber Liquidators Holdings Inc.	319,043	6,607
*	Ascent Capital Group Inc. Class A	151,562	6,478
*	Party City Holdco Inc.	294,344	5,966
*,^	Virgin America Inc.	213,133	5,857
*,^	Tile Shop Holdings Inc.	366,582	5,202
	New Media Investment Group Inc.	275,804	4,945
*,^	El Pollo Loco Holdings Inc.	228,892	4,740
*,^	Clean Energy Fuels Corp.	840,802	4,725
*	Blue Nile Inc.	139,644	4,244
*,^	Biglari Holdings Inc.	10,252	4,242
*,^	Shake Shack Inc. Class A	66,690	4,019
*,^	Etsy Inc.	273,256	3,839
*	Habit Restaurants Inc. Class A	117,730	3,684
*,^	Container Store Group Inc.	208,293	3,514
*	Angie's List Inc.	544,322	3,353
^	World Wrestling Entertainment Inc. Class A	195,774	3,230

28

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	Potbelly Corp.	238,511	2,922
*,^	SFX Entertainment Inc.	570,511	2,562
*	American Public Education Inc.	94,324	2,426
*,^	Noodles & Co. Class A	164,995	2,409
*	Caesars Entertainment Corp.	353,595	2,164
*	Bojangles' Inc.	87,730	2,093
*	Cumulus Media Inc. Class A	931,817	1,892
			2,476,173
Financials (20.0%)
*	SVB Financial Group	632,441	91,059
	Extra Space Storage Inc.	1,365,924	89,086
*	Signature Bank	589,982	86,367
	Duke Realty Corp.	4,258,557	79,081
	Kilroy Realty Corp.	1,086,755	72,976
	WP Carey Inc.	1,223,407	72,108
	Regency Centers Corp.	1,164,213	68,665
*	Howard Hughes Corp.	416,561	59,793
	CBOE Holdings Inc.	1,030,321	58,955
	DDR Corp.	3,787,618	58,557
	Lamar Advertising Co. Class A	1,008,501	57,969
	American Campus Communities Inc.	1,386,050	52,240
	Home Properties Inc.	714,896	52,223
	Equity LifeStyle Properties Inc.	987,739	51,935
*,^	Zillow Group Inc. Class A	583,113	50,579
	Investors Bancorp Inc.	4,089,213	50,297
	LaSalle Hotel Properties	1,394,225	49,439
	RLJ Lodging Trust	1,631,463	48,585
	Waddell & Reed Financial Inc. Class A	988,139	46,749
	Douglas Emmett Inc.	1,710,254	46,074
*	Stifel Financial Corp.	795,967	45,959
	CubeSmart	1,950,436	45,172
	Outfront Media Inc.	1,695,916	42,805
	NorthStar Asset Management Group Inc.	2,272,882	42,026
	Gaming and Leisure Properties Inc.	1,143,874	41,934
	MarketAxess Holdings Inc.	437,683	40,604
*	Strategic Hotels & Resorts Inc.	3,224,324	39,079
	Omega Healthcare Investors Inc.	1,127,748	38,716
	Sunstone Hotel Investors Inc.	2,572,634	38,615
	Sovran Self Storage Inc.	438,921	38,147
*	Springleaf Holdings Inc. Class A	828,945	38,057
	Pebblebrook Hotel Trust	885,751	37,981
	Tanger Factory Outlet Centers Inc.	1,181,432	37,451
*	PRA Group Inc.	596,529	37,170
	Healthcare Trust of America Inc. Class A	1,543,422	36,965
	Post Properties Inc.	672,953	36,588
	Paramount Group Inc.	2,091,894	35,897
*	Texas Capital Bancshares Inc.	564,272	35,120
	Sun Communities Inc.	561,995	34,748
	DCT Industrial Trust Inc.	1,088,745	34,230
	Mid-America Apartment Communities Inc.	464,371	33,811
*	Western Alliance Bancorp	989,521	33,406
*	Liberty Ventures Class A	829,749	32,584
	Medical Properties Trust Inc.	2,446,680	32,076
^	WisdomTree Investments Inc.	1,351,438	29,684
	Hudson Pacific Properties Inc.	1,046,063	29,677
	Colony Capital Inc. Class A	1,308,132	29,629
	Healthcare Realty Trust Inc.	1,238,408	28,805
	Ryman Hospitality Properties Inc.	537,059	28,523
	PacWest Bancorp	597,524	27,940
*	Blackhawk Network Holdings Inc.	670,541	27,626
	Corporate Office Properties Trust	1,167,546	27,484
	Kennedy-Wilson Holdings Inc.	1,115,495	27,430
	Financial Engines Inc.	640,398	27,204
*	E*TRADE Financial Corp.	895,173	26,810

29

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	Cousins Properties Inc.	2,541,263	26,378
	Home BancShares Inc.	709,448	25,937
	Urban Edge Properties	1,225,947	25,487
	Kite Realty Group Trust	1,032,202	25,258
	Taubman Centers Inc.	362,623	25,202
*	Credit Acceptance Corp.	101,752	25,049
	Spirit Realty Capital Inc.	2,589,497	25,040
	Acadia Realty Trust	849,479	24,728
	BioMed Realty Trust Inc.	1,257,003	24,310
*	Hilltop Holdings Inc.	990,848	23,870
	Chambers Street Properties	2,925,180	23,255
	Alexander & Baldwin Inc.	573,207	22,584
	Chesapeake Lodging Trust	735,856	22,429
	Artisan Partners Asset Management Inc. Class A	459,334	21,341
	Sabra Health Care REIT Inc.	802,793	20,664
	Evercore Partners Inc. Class A	382,415	20,635
	Equity One Inc.	877,685	20,485
	American Homes 4 Rent Class A	1,236,947	19,841
	Education Realty Trust Inc.	597,163	18,727
	Communications Sales & Leasing Inc.	740,164	18,297
	Retail Opportunity Investments Corp.	1,159,664	18,114
	Parkway Properties Inc.	1,031,203	17,984
	HFF Inc. Class A	420,594	17,551
*	Essent Group Ltd.	629,413	17,214
	PS Business Parks Inc.	232,526	16,777
	STAG Industrial Inc.	804,274	16,086
^	NRG Yield Inc.	729,252	15,963
	LegacyTexas Financial Group Inc.	528,144	15,950
	Ramco-Gershenson Properties Trust	977,037	15,945
	FelCor Lodging Trust Inc.	1,592,564	15,735
	TFS Financial Corp.	911,663	15,334
*	First Cash Financial Services Inc.	330,811	15,082
	Hersha Hospitality Trust Class A	575,921	14,767
	Greenhill & Co. Inc.	343,617	14,202
	Virtus Investment Partners Inc.	104,642	13,839
*	Liberty TripAdvisor Holdings Inc. Class A	421,584	13,583
*	FCB Financial Holdings Inc. Class A	418,889	13,321
*	St. Joe Co.	853,543	13,256
*	Encore Capital Group Inc.	289,368	12,368
*,^	Ocwen Financial Corp.	1,160,721	11,839
	CyrusOne Inc.	378,868	11,158
*	HealthEquity Inc.	344,911	11,054
	Starwood Waypoint Residential Trust	447,916	10,643
	Alexander's Inc.	25,163	10,317
	Inland Real Estate Corp.	1,053,237	9,922
	NRG Yield Inc. Class A	426,280	9,374
*	Capital Bank Financial Corp.	315,113	9,160
	American Assets Trust Inc.	229,603	9,003
	Monogram Residential Trust Inc.	974,937	8,794
	Cohen & Steers Inc.	252,163	8,594
*,^	Nationstar Mortgage Holdings Inc.	471,242	7,917
	Silver Bay Realty Trust Corp.	428,318	6,977
	New Senior Investment Group Inc.	517,915	6,925
	QTS Realty Trust Inc. Class A	188,565	6,873
	InfraREIT Inc.	241,871	6,859
	Ladder Capital Corp.	384,271	6,667
	Moelis & Co. Class A	228,933	6,573
	Investors Real Estate Trust	756,371	5,401
	GAMCO Investors Inc.	76,124	5,231
*,^	Walter Investment Management Corp.	221,446	5,065
*	Altisource Portfolio Solutions SA	161,223	4,964
	CareTrust REIT Inc.	371,860	4,712
*	Tejon Ranch Co.	179,256	4,609
	National Bank Holdings Corp. Class A	209,318	4,360

30

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	PennyMac Financial Services Inc. Class A	240,495	4,358
	Employers Holdings Inc.	185,583	4,228
*	PICO Holdings Inc.	285,380	4,201
*	Marcus & Millichap Inc.	90,626	4,182
	Northfield Bancorp Inc.	243,750	3,668
	Urstadt Biddle Properties Inc. Class A	156,527	2,924
*	Forestar Group Inc.	196,716	2,589
*	NewStar Financial Inc.	224,753	2,472
*,^	On Deck Capital Inc.	171,315	1,984
*	Altisource Asset Management Corp.	12,248	1,767
*	Tejon Ranch Co. Warrants Exp. 08/31/2016	28,628	14
			3,440,656
Health Care (16.3%)
*	United Therapeutics Corp.	541,931	94,269
*	MEDNAX Inc.	1,154,355	85,549
*	Isis Pharmaceuticals Inc.	1,476,684	84,983
*	Brookdale Senior Living Inc.	2,272,741	78,864
*	DexCom Inc.	929,240	74,321
*	Sirona Dental Systems Inc.	685,703	68,858
*	Receptos Inc.	311,586	59,217
*	Team Health Holdings Inc.	888,852	58,069
*	Horizon Pharma plc	1,620,828	56,308
*	Seattle Genetics Inc.	1,156,077	55,954
*	Acadia Healthcare Co. Inc.	700,420	54,864
*	Cepheid	886,066	54,183
*	Align Technology Inc.	847,193	53,127
*	Centene Corp.	660,529	53,107
	Cooper Cos. Inc.	298,053	53,045
*	Alnylam Pharmaceuticals Inc.	416,121	49,880
	West Pharmaceutical Services Inc.	843,640	48,999
*	Dyax Corp.	1,797,978	47,646
*	Neurocrine Biosciences Inc.	967,957	46,230
*,^	OPKO Health Inc.	2,828,989	45,490
	Bio-Techne Corp.	458,573	45,156
*	PAREXEL International Corp.	680,973	43,793
*	Akorn Inc.	984,248	42,972
*	ACADIA Pharmaceuticals Inc.	989,148	41,426
*	Puma Biotechnology Inc.	337,379	39,389
*	Impax Laboratories Inc.	839,716	38,560
*	Agios Pharmaceuticals Inc.	345,294	38,376
*	Catalent Inc.	1,149,147	33,705
*	Bluebird Bio Inc.	198,756	33,465
*	Anacor Pharmaceuticals Inc.	431,432	33,406
*,^	Exact Sciences Corp.	1,096,096	32,598
*	Novavax Inc.	2,858,376	31,842
*	ABIOMED Inc.	463,064	30,437
*	Pacira Pharmaceuticals Inc.	426,807	30,184
*	Thoratec Corp.	668,977	29,816
*,^	Myriad Genetics Inc.	856,165	29,101
*	Halozyme Therapeutics Inc.	1,257,316	28,390
*	NuVasive Inc.	597,179	28,294
	Healthcare Services Group Inc.	838,712	27,719
*	Bruker Corp.	1,352,630	27,607
*,^	Intrexon Corp.	543,021	26,499
*	Haemonetics Corp.	638,336	26,402
*	Medicines Co.	817,944	23,401
*	Intercept Pharmaceuticals Inc.	96,567	23,309
*	Masimo Corp.	584,900	22,659
*	Ligand Pharmaceuticals Inc.	218,673	22,064
	Cantel Medical Corp.	410,343	22,023
*	Insulet Corp.	699,541	21,675
*	Globus Medical Inc.	833,397	21,393
*	Neogen Corp.	434,661	20,620
*	Nektar Therapeutics	1,621,312	20,283

31

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	Cyberonics Inc.	320,876	19,079
*	HMS Holdings Corp.	1,090,646	18,726
*	Ironwood Pharmaceuticals Inc. Class A	1,552,450	18,723
*,^	MannKind Corp.	3,287,870	18,708
^	Theravance Inc.	1,010,398	18,258
*	Air Methods Corp.	435,592	18,007
*	Acorda Therapeutics Inc.	528,462	17,614
*	Radius Health Inc.	256,832	17,388
*,^	ARIAD Pharmaceuticals Inc.	2,093,441	17,313
*	Lannett Co. Inc.	290,652	17,276
*	ICU Medical Inc.	174,830	16,724
*	Momenta Pharmaceuticals Inc.	719,271	16,407
*	ImmunoGen Inc.	1,062,390	15,277
*,^	Merrimack Pharmaceuticals Inc.	1,222,986	15,122
*	HeartWare International Inc.	202,499	14,720
*,^	Sarepta Therapeutics Inc.	461,264	14,036
*,^	Arena Pharmaceuticals Inc.	2,994,760	13,896
	Abaxis Inc.	263,896	13,585
*	Amedisys Inc.	332,497	13,210
*	AMAG Pharmaceuticals Inc.	188,630	13,027
*	FibroGen Inc.	550,047	12,926
*,^	Keryx Biopharmaceuticals Inc.	1,278,063	12,755
*	Bio-Reference Laboratories Inc.	308,147	12,711
*,^	Insys Therapeutics Inc.	352,524	12,663
*	Emergent BioSolutions Inc.	379,013	12,488
*	Endologix Inc.	791,712	12,145
	Analogic Corp.	152,894	12,063
*	IPC Healthcare Inc.	214,399	11,876
*	Tornier NV	452,934	11,319
*	Relypsa Inc.	306,924	10,156
*	NxStage Medical Inc.	699,892	9,998
*	ZS Pharma Inc.	185,730	9,730
*	HealthStream Inc.	307,247	9,346
	Meridian Bioscience Inc.	488,457	9,105
*,^	Exelixis Inc.	2,418,413	9,093
*	Alder Biopharmaceuticals Inc.	163,812	8,677
*	Quidel Corp.	363,423	8,341
*	Luminex Corp.	479,199	8,271
*	INC Research Holdings Inc. Class A	201,945	8,102
*	VWR Corp.	283,698	7,583
*,^	Juno Therapeutics Inc.	140,224	7,478
*	Epizyme Inc.	305,039	7,321
	Ensign Group Inc.	141,348	7,217
*	Tetraphase Pharmaceuticals Inc.	146,867	6,967
*	Sagent Pharmaceuticals Inc.	277,090	6,736
*	Aegerion Pharmaceuticals Inc.	335,826	6,371
*	Accuray Inc.	925,283	6,236
*	Genomic Health Inc.	218,970	6,085
*	Merit Medical Systems Inc.	258,176	5,561
*,^	Spectrum Pharmaceuticals Inc.	743,998	5,089
*	PRA Health Sciences Inc.	129,418	4,702
*	Healthways Inc.	373,162	4,471
*	Sequenom Inc.	1,456,217	4,427
*,^	Lexicon Pharmaceuticals Inc.	511,998	4,122
*	CorVel Corp.	126,400	4,047
*	Acceleron Pharma Inc.	120,418	3,810
*	Theravance Biopharma Inc.	291,519	3,796
*	Orthofix International NV	108,906	3,607
*	Infinity Pharmaceuticals Inc.	299,615	3,281
*	Adeptus Health Inc. Class A	31,854	3,026
*,^	Spark Therapeutics Inc.	45,720	2,756
*,^	VIVUS Inc.	571,638	1,349
*,^	BioScrip Inc.	199,441	724

32

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	Wright Medical Group Inc. CVR	165,303	663
			2,805,813
Industrials (17.8%)
	Acuity Brands Inc.	535,790	96,431
*	CoStar Group Inc.	380,000	76,479
*	HD Supply Holdings Inc.	2,069,390	72,801
	Waste Connections Inc.	1,528,776	72,036
*	Zebra Technologies Corp.	638,096	70,861
*	Vantiv Inc. Class A	1,801,418	68,796
	AO Smith Corp.	938,615	67,562
	Jack Henry & Associates Inc.	1,009,322	65,303
*	Keysight Technologies Inc.	2,079,082	64,847
	Hexcel Corp.	1,189,412	59,161
*	Old Dominion Freight Line Inc.	793,877	54,464
*	WEX Inc.	477,040	54,368
	Lennox International Inc.	499,844	53,828
	MAXIMUS Inc.	813,242	53,454
	Nordson Corp.	684,068	53,282
	Graco Inc.	724,211	51,441
	Lincoln Electric Holdings Inc.	839,615	51,124
*	Genesee & Wyoming Inc. Class A	655,149	49,909
	Cognex Corp.	1,021,663	49,142
	Fortune Brands Home & Security Inc.	983,830	45,079
	Eagle Materials Inc.	589,005	44,959
	Toro Co.	652,687	44,239
*	Genpact Ltd.	2,025,407	43,202
	FEI Co.	513,010	42,544
	National Instruments Corp.	1,423,518	41,937
	MSC Industrial Direct Co. Inc. Class A	597,382	41,679
	Air Lease Corp. Class A	1,202,864	40,777
*	XPO Logistics Inc.	884,081	39,943
	Woodward Inc.	725,692	39,906
	Watsco Inc.	317,036	39,230
	CLARCOR Inc.	618,337	38,485
	Packaging Corp. of America	604,208	37,757
*,^	Ambarella Inc.	367,402	37,729
	Landstar System Inc.	548,203	36,658
	CEB Inc.	413,040	35,959
*	IPG Photonics Corp.	421,711	35,919
*	Clean Harbors Inc.	614,682	33,033
*	USG Corp.	1,075,313	29,883
	Manitowoc Co. Inc.	1,510,521	29,606
*	Advisory Board Co.	524,086	28,652
*	Universal Display Corp.	515,399	26,662
*	Cimpress NV	303,557	25,547
*	Kirby Corp.	326,663	25,042
*	DigitalGlobe Inc.	895,476	24,885
	Mueller Industries Inc.	703,568	24,428
*	Swift Transportation Co.	1,072,137	24,305
	Heartland Payment Systems Inc.	428,964	23,186
*	On Assignment Inc.	574,936	22,583
	HEICO Corp. Class A	438,122	22,243
*	Imperva Inc.	321,244	21,748
*	Cardtronics Inc.	554,225	20,534
	Knight Transportation Inc.	762,084	20,378
*	Huron Consulting Group Inc.	285,700	20,025
	Forward Air Corp.	382,512	19,990
*	RBC Bearings Inc.	274,535	19,701
*	Trex Co. Inc.	396,194	19,584
*	Proto Labs Inc.	287,472	19,399
*	ExamWorks Group Inc.	485,068	18,966
	Apogee Enterprises Inc.	342,165	18,012
*	WageWorks Inc.	441,372	17,854
	Simpson Manufacturing Co. Inc.	516,876	17,574

33

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	Hub Group Inc. Class A	423,419	17,081
*	OSI Systems Inc.	231,936	16,419
	EnPro Industries Inc.	281,922	16,132
	Franklin Electric Co. Inc.	498,952	16,131
	AZZ Inc.	301,681	15,627
	Heartland Express Inc.	759,006	15,355
*	LifeLock Inc.	932,483	15,293
*	Rogers Corp.	229,768	15,197
*	Louisiana-Pacific Corp.	878,006	14,952
	HEICO Corp.	254,196	14,820
	Tennant Co.	226,796	14,819
*	Veeco Instruments Inc.	497,766	14,306
	Exponent Inc.	304,804	13,649
*	ExlService Holdings Inc.	390,717	13,511
	Sturm Ruger & Co. Inc.	230,376	13,235
*	TriNet Group Inc.	518,418	13,142
*	II-VI Inc.	677,426	12,858
*	Armstrong World Industries Inc.	238,732	12,720
	Methode Electronics Inc.	448,953	12,324
^	Lindsay Corp.	138,554	12,180
	Mobile Mini Inc.	282,748	11,887
	Advanced Drainage Systems Inc.	394,288	11,564
	AAON Inc.	501,503	11,294
*	M/A-COM Technology Solutions Holdings Inc.	291,870	11,164
*	TASER International Inc.	330,144	10,997
*	Smith & Wesson Holding Corp.	662,702	10,994
	Badger Meter Inc.	170,233	10,808
*	RPX Corp.	636,986	10,765
	Sun Hydraulics Corp.	280,476	10,689
*	Wabash National Corp.	838,890	10,520
*	FARO Technologies Inc.	214,797	10,031
*	Team Inc.	244,060	9,823
	Raven Industries Inc.	468,963	9,534
*	Thermon Group Holdings Inc.	395,719	9,525
	Primoris Services Corp.	478,049	9,465
*	Coherent Inc.	147,031	9,334
*	Roadrunner Transportation Systems Inc.	352,923	9,105
	Quanex Building Products Corp.	417,938	8,956
*	Inovalon Holdings Inc. Class A	312,952	8,731
	Outerwall Inc.	113,825	8,663
*	TriMas Corp.	279,462	8,272
	Mueller Water Products Inc. Class A	897,007	8,163
	EVERTEC Inc.	382,257	8,119
*	Summit Materials Inc. Class A	311,584	7,945
*	Continental Building Products Inc.	372,722	7,898
*	Paylocity Holding Corp.	218,609	7,837
	H&E Equipment Services Inc.	391,099	7,810
	Albany International Corp.	177,357	7,059
*	Aerovironment Inc.	245,929	6,414
	Gorman-Rupp Co.	228,041	6,403
*	Astronics Corp.	82,307	5,835
^	American Railcar Industries Inc.	119,218	5,799
*	Nortek Inc.	60,122	4,998
*	Bazaarvoice Inc.	731,616	4,309
*	Mistras Group Inc.	211,492	4,014
	Griffon Corp.	251,539	4,005
*	InnerWorkings Inc.	464,812	3,100
*	Ply Gem Holdings Inc.	251,762	2,968
*	DXP Enterprises Inc.	56,527	2,629
	Acacia Research Corp.	295,339	2,590
*	Milacron Holdings Corp.	46,735	920
*	TransUnion	20,017	502
			3,056,300

34

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
Oil & Gas (3.8%)
*	Diamondback Energy Inc.	777,689	58,622
	Targa Resources Corp.	622,371	55,528
*	Gulfport Energy Corp.	1,316,447	52,987
	SemGroup Corp. Class A	541,836	43,065
*	Dril-Quip Inc.	480,735	36,175
	Rowan Cos. plc Class A	1,537,997	32,467
*	Carrizo Oil & Gas Inc.	602,519	29,668
*	PDC Energy Inc.	494,655	26,533
*,^	Oasis Petroleum Inc.	1,633,126	25,885
*	Matador Resources Co.	896,167	22,404
*	Rosetta Resources Inc.	934,840	21,632
*	Cobalt International Energy Inc.	2,172,895	21,099
*	Memorial Resource Development Corp.	1,060,259	20,113
*	Rice Energy Inc.	925,864	19,286
	Pattern Energy Group Inc. Class A	640,114	18,167
*	Parsley Energy Inc. Class A	940,255	16,379
	Patterson-UTI Energy Inc.	861,281	16,205
*	RSP Permian Inc.	570,748	16,044
	RPC Inc.	804,359	11,124
*	SunPower Corp. Class A	328,822	9,342
*,^	Laredo Petroleum Inc.	725,650	9,129
*	Bonanza Creek Energy Inc.	490,589	8,953
*	Flotek Industries Inc.	629,255	7,885
*	C&J Energy Services Ltd.	548,010	7,234
*	Chart Industries Inc.	188,506	6,739
*,^	Sanchez Energy Corp.	639,831	6,270
^	CARBO Ceramics Inc.	122,100	5,083
*,^	Halcon Resources Corp.	4,362,837	5,061
*,^	SandRidge Energy Inc.	5,712,912	5,010
*	Clayton Williams Energy Inc.	75,462	4,962
*,^	Magnum Hunter Resources Corp.	2,444,962	4,572
*	Northern Oil and Gas Inc.	642,628	4,351
*	Hornbeck Offshore Services Inc.	198,337	4,072
*,^	Penn Virginia Corp.	888,121	3,890
*,^	Rex Energy Corp.	579,846	3,241
*	Jones Energy Inc. Class A	353,305	3,197
*,^	Approach Resources Inc.	452,905	3,102
*,^	Eclipse Resources Corp.	551,982	2,903
*	Bill Barrett Corp.	309,252	2,657
*	Geospace Technologies Corp.	77,393	1,784
^	Energy XXI Ltd.	520,001	1,368
*	Contango Oil & Gas Co.	96,117	1,179
*	Seventy Seven Energy Inc.	163,107	700
*	ION Geophysical Corp.	402,990	431
			656,498
Other (0.0%)[2]
*	Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	132,154	—
*,^	Magnum Hunter Resources Corp. Warrants Expire 4/15/2016	185,509	—
			—
Technology (15.7%)
	IAC/InterActiveCorp	942,370	75,069
*	Fortinet Inc.	1,778,894	73,522
*	Cadence Design Systems Inc.	3,612,183	71,016
*	Informatica Corp.	1,292,342	62,640
	SS&C Technologies Holdings Inc.	995,985	62,249
*	PTC Inc.	1,418,377	58,182
*	Ultimate Software Group Inc.	335,167	55,081
*	SunEdison Inc.	1,837,663	54,965
*,^	athenahealth Inc.	475,848	54,523
*	Manhattan Associates Inc.	910,681	54,322
	CDK Global Inc.	989,340	53,405
*	Tyler Technologies Inc.	394,876	51,089
	Atmel Corp.	4,893,804	48,228

35

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	Aspen Technology Inc.	1,053,890	48,005
*	Guidewire Software Inc.	865,979	45,836
*	Cavium Inc.	648,527	44,625
*	Dealertrack Technologies Inc.	642,532	40,345
*	Integrated Device Technology Inc.	1,828,879	39,687
*	Synaptics Inc.	454,628	39,432
*	Qlik Technologies Inc.	1,127,369	39,413
*	SolarWinds Inc.	800,450	36,925
	Solera Holdings Inc.	827,426	36,870
*	EPAM Systems Inc.	512,408	36,499
*	Tableau Software Inc. Class A	307,916	35,503
*	ACI Worldwide Inc.	1,439,281	35,363
*	Medidata Solutions Inc.	647,288	35,161
*,^	Cree Inc.	1,345,085	35,013
	Fair Isaac Corp.	382,749	34,746
*	Infinera Corp.	1,597,952	33,525
*,^	Arista Networks Inc.	410,016	33,515
*	JDS Uniphase Corp.	2,886,572	33,427
	Blackbaud Inc.	577,778	32,904
*	Ciena Corp.	1,378,401	32,641
*	ViaSat Inc.	529,247	31,892
*	Allscripts Healthcare Solutions Inc.	2,232,268	30,537
*	Demandware Inc.	415,124	29,507
*	Proofpoint Inc.	461,650	29,393
	Advent Software Inc.	618,197	27,331
	Plantronics Inc.	483,719	27,238
*	Silicon Laboratories Inc.	474,785	25,643
*,^	3D Systems Corp.	1,311,651	25,603
	InterDigital Inc.	445,509	25,345
*	Entegris Inc.	1,731,903	25,234
*	Electronics For Imaging Inc.	578,994	25,192
*	Ellie Mae Inc.	344,991	24,077
	Tessera Technologies Inc.	616,768	23,425
*	Finisar Corp.	1,283,385	22,934
	Monolithic Power Systems Inc.	439,420	22,283
*	Veeva Systems Inc. Class A	793,383	22,239
*	IGATE Corp.	449,884	21,455
*	CommVault Systems Inc.	502,244	21,300
*	Cornerstone OnDemand Inc.	598,876	20,841
*	Rambus Inc.	1,426,114	20,664
*	Synchronoss Technologies Inc.	427,894	19,568
*	MicroStrategy Inc. Class A	114,786	19,523
*	Fleetmatics Group plc	401,287	18,792
*	LogMeIn Inc.	288,688	18,617
*,^	NetScout Systems Inc.	477,210	17,499
	Cogent Communications Holdings Inc.	511,925	17,324
*	Syntel Inc.	361,315	17,155
*	Envestnet Inc.	413,234	16,707
*	Infoblox Inc.	629,860	16,509
	Power Integrations Inc.	344,603	15,569
*	Zendesk Inc.	690,412	15,334
*,^	Endurance International Group Holdings Inc.	734,461	15,174
*,^	Nimble Storage Inc.	525,308	14,740
*	Web.com Group Inc.	605,067	14,655
*	Super Micro Computer Inc.	467,006	13,814
	NIC Inc.	750,930	13,727
*,^	Gogo Inc.	635,260	13,614
*,^	InvenSense Inc.	896,725	13,541
*	EchoStar Corp. Class A	275,019	13,388
*	Bottomline Technologies de Inc.	479,683	13,340
*	Shutterstock Inc.	221,261	12,975
*	BroadSoft Inc.	359,468	12,427
*	RealPage Inc.	638,069	12,168
^	Ubiquiti Networks Inc.	379,550	12,113

36

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	Monotype Imaging Holdings Inc.	494,494	11,922
*	Dycom Industries Inc.	200,008	11,770
*	Marketo Inc.	416,919	11,699
*	Paycom Software Inc.	323,756	11,056
*	Diodes Inc.	442,588	10,671
*	RingCentral Inc. Class A	572,601	10,587
*	Ruckus Wireless Inc.	1,015,746	10,503
*	Gigamon Inc.	307,004	10,128
*	Loral Space & Communications Inc.	158,351	9,995
	Pegasystems Inc.	426,178	9,755
*	Inphi Corp.	424,732	9,709
*	Interactive Intelligence Group Inc.	212,932	9,469
*,^	HubSpot Inc.	183,730	9,109
*	Barracuda Networks Inc.	228,309	9,046
*	Lattice Semiconductor Corp.	1,439,725	8,480
*	GoDaddy Inc. Class A	280,107	7,896
*	Blucora Inc.	479,563	7,745
*	Cvent Inc.	282,040	7,271
*	Intralinks Holdings Inc.	602,282	7,173
*	Cray Inc.	240,565	7,099
*	Applied Micro Circuits Corp.	998,987	6,743
	Computer Programs & Systems Inc.	125,022	6,679
*	Actua Corp.	453,131	6,462
*	LivePerson Inc.	630,220	6,182
*,^	Textura Corp.	221,182	6,156
*	Ultratech Inc.	323,140	5,997
*	Tangoe Inc.	454,829	5,722
*	Ixia	437,713	5,445
*,^	Benefitfocus Inc.	123,549	5,418
	Quality Systems Inc.	315,832	5,233
*	Comverse Inc.	224,310	4,504
	Forrester Research Inc.	122,139	4,399
*	CEVA Inc.	214,106	4,160
*,^	Box Inc.	222,558	4,148
*	Calix Inc.	540,616	4,114
*	Sonus Networks Inc.	582,565	4,031
*	Harmonic Inc.	546,020	3,729
*,^	Castlight Health Inc. Class B	414,663	3,375
*,^	OPOWER Inc.	283,460	3,263
*	Mercury Systems Inc.	201,171	2,945
*	MobileIron Inc.	481,315	2,845
*	Jive Software Inc.	503,206	2,642
*	Quantum Corp.	1,490,075	2,503
*,^	Rocket Fuel Inc.	281,625	2,309
*,^	New Relic Inc.	57,714	2,031
*,^	Hortonworks Inc.	79,997	2,026
*	ChannelAdvisor Corp.	131,278	1,569
*	Silicon Graphics International Corp.	212,896	1,377
*	Pendrell Corp.	861,298	1,180
			2,702,402
Telecommunications (0.1%)
*,^	Globalstar Inc.	4,820,359	10,171
*	Cincinnati Bell Inc.	2,584,855	9,874
			20,045
Utilities (0.7%)
	ITC Holdings Corp.	1,915,648	61,645
	TerraForm Power Inc. Class A	824,716	31,323
	Ormat Technologies Inc.	452,316	17,043
*,^	Vivint Solar Inc.	261,263	3,180
			113,191
Total Common Stocks (Cost $13,112,474)			17,149,226

37

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2015

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (2.4%)[1]
Money Market Fund (2.3%)
3,4	Vanguard Market Liquidity Fund	0.137%		392,906,257	392,906

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
5,6	Federal Home Loan Bank Discount Notes	0.083%	7/22/15	3,000	3,000
5,6	Federal Home Loan Bank Discount Notes	0.091%	9/11/15	5,000	4,999
					7,999
Total Temporary Cash Investments (Cost $400,905)					400,905
Total Investments (102.2%) (Cost $13,513,379)					17,550,131
Other Assets and Liabilities—Net (-2.2%)[4]					(370,230)
Net Assets (100%)					17,179,901

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $349,803,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 2.2%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $363,726,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $1,400,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

38

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
Common Stocks (99.5%)[1]
Basic Materials (4.3%)
	RPM International Inc.	1,444,742	70,749
	Steel Dynamics Inc.	2,491,196	51,605
	PolyOne Corp.	967,235	37,887
	Allegheny Technologies Inc.	1,184,395	35,769
	Sensient Technologies Corp.	506,874	34,640
	United States Steel Corp.	1,579,846	32,576
	Compass Minerals International Inc.	365,122	29,991
	Domtar Corp.	691,526	28,629
	Axiall Corp.	761,715	27,460
	Cabot Corp.	620,229	23,128
	Olin Corp.	840,675	22,656
	HB Fuller Co.	546,843	22,213
	Carpenter Technology Corp.	546,611	21,143
*	Chemtura Corp.	728,484	20,623
	Commercial Metals Co.	1,255,065	20,181
	Worthington Industries Inc.	496,301	14,919
	Kaiser Aluminum Corp.	176,738	14,683
	A Schulman Inc.	301,887	13,198
	Minerals Technologies Inc.	188,151	12,819
	Quaker Chemical Corp.	137,204	12,189
	Innophos Holdings Inc.	226,631	11,930
*	Clearwater Paper Corp.	196,028	11,232
	Innospec Inc.	249,339	11,230
	Stepan Co.	205,536	11,122
	OM Group Inc.	329,349	11,066
	Hecla Mining Co.	4,087,280	10,750
	PH Glatfelter Co.	468,145	10,294
	Tronox Ltd. Class A	662,464	9,692
	SunCoke Energy Inc.	671,223	8,726
*	Resolute Forest Products Inc.	718,431	8,082
*	Ferro Corp.	472,317	7,925
*	Stillwater Mining Co.	653,321	7,572
	Rayonier Advanced Materials Inc.	463,780	7,541
*	Kraton Performance Polymers Inc.	305,287	7,290
*,^	AK Steel Holding Corp.	1,828,599	7,077
^	Peabody Energy Corp.	3,007,107	6,586
	Tredegar Corp.	282,948	6,256
^	Cliffs Natural Resources Inc.	1,411,006	6,110
*	Century Aluminum Co.	517,320	5,396
	Koppers Holdings Inc.	211,367	5,225
*	LSB Industries Inc.	104,572	4,271
*	Intrepid Potash Inc.	308,946	3,689
	FutureFuel Corp.	261,193	3,362
*	Cloud Peak Energy Inc.	658,312	3,068
	Kronos Worldwide Inc.	249,881	2,739
*,^	FMSA Holdings Inc.	173,852	1,424
*,^	Arch Coal Inc.	1,152,082	392
*	NL Industries Inc.	52,541	389
*,^	Alpha Natural Resources Inc.	1,144,426	345
*	Univar Inc.	6,330	165
			738,004
Consumer Goods (7.1%)
	Goodyear Tire & Rubber Co.	2,927,057	88,251
	Leggett & Platt Inc.	1,419,466	69,100
	Ingredion Inc.	773,062	61,698
	Pinnacle Foods Inc.	1,264,052	57,565
*	Visteon Corp.	483,997	50,810
	Snap-on Inc.	315,020	50,167
*,^	Herbalife Ltd.	701,541	38,648
	Dana Holding Corp.	1,770,777	36,443
*	Tenneco Inc.	632,192	36,313

39

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	TreeHouse Foods Inc.	441,719	35,793
*	Vista Outdoor Inc.	692,572	31,097
*	Helen of Troy Ltd.	309,046	30,129
	Nu Skin Enterprises Inc. Class A	635,830	29,967
	Tupperware Brands Corp.	459,489	29,655
	Avon Products Inc.	4,718,295	29,537
	Scotts Miracle-Gro Co. Class A	498,273	29,503
	Thor Industries Inc.	521,179	29,332
	Spectrum Brands Holdings Inc.	254,695	25,976
	HNI Corp.	482,434	24,677
	Cooper Tire & Rubber Co.	610,795	20,663
	Snyder's-Lance Inc.	612,561	19,767
	Herman Miller Inc.	647,050	18,719
	Columbia Sportswear Co.	305,465	18,468
	Steelcase Inc. Class A	878,294	16,609
	KB Home	997,179	16,553
	Dean Foods Co.	1,023,316	16,547
*	American Axle & Manufacturing Holdings Inc.	781,165	16,334
	Cal-Maine Foods Inc.	307,853	16,070
*	Fossil Group Inc.	224,965	15,604
^	Sanderson Farms Inc.	206,642	15,531
	La-Z-Boy Inc.	555,200	14,624
	Fresh Del Monte Produce Inc.	369,591	14,288
	Universal Corp.	232,893	13,349
	Schweitzer-Mauduit International Inc.	330,148	13,166
	Knoll Inc.	503,015	12,590
*	Iconix Brand Group Inc.	491,941	12,284
*	Take-Two Interactive Software Inc.	436,020	12,021
*	Crocs Inc.	793,420	11,671
	Andersons Inc.	292,822	11,420
*	Seaboard Corp.	3,165	11,391
	Lancaster Colony Corp.	103,742	9,425
*	ACCO Brands Corp.	1,189,887	9,245
*	Cooper-Standard Holding Inc.	147,962	9,095
	Briggs & Stratton Corp.	458,735	8,835
	Ethan Allen Interiors Inc.	282,098	7,430
*	Taylor Morrison Home Corp. Class A	358,040	7,290
	Remy International Inc.	314,076	6,944
	Tootsie Roll Industries Inc.	207,141	6,693
	Inter Parfums Inc.	184,596	6,263
*	Modine Manufacturing Co.	518,785	5,567
	Titan International Inc.	466,433	5,010
	Movado Group Inc.	176,264	4,787
	National Presto Industries Inc.	56,407	4,531
	Superior Industries International Inc.	246,085	4,506
*	Eastman Kodak Co.	248,980	4,183
*	Federal-Mogul Holdings Corp.	366,708	4,162
*	Central Garden & Pet Co. Class A	349,766	3,991
*,^	Elizabeth Arden Inc.	242,942	3,464
*,^	Hovnanian Enterprises Inc. Class A	1,284,592	3,417
*	Blount International Inc.	263,392	2,876
*	Vera Bradley Inc.	106,947	1,205
*	Central Garden & Pet Co.	104,176	1,100
*,^	Quiksilver Inc.	650,347	431
			1,222,780
Consumer Services (12.7%)
*	Rite Aid Corp.	10,723,478	89,541
*	TEGNA Inc.	2,457,065	78,798
	Service Corp. International	2,082,036	61,274
*	JetBlue Airways Corp.	2,887,716	59,949
	KAR Auction Services Inc.	1,537,420	57,500
	Cablevision Systems Corp. Class A	2,281,494	54,619
	Graham Holdings Co. Class B	50,158	53,922
*	Office Depot Inc.	5,936,451	51,410

40

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	Avis Budget Group Inc.	1,147,664	50,589
^	GameStop Corp. Class A	1,162,213	49,929
	Omnicare Inc.	525,376	49,517
	Dun & Bradstreet Corp.	390,791	47,677
*	VCA Inc.	846,522	46,055
	Cinemark Holdings Inc.	1,131,034	45,434
	Alaska Air Group Inc.	702,927	45,290
*	Starz	949,098	42,444
	Casey's General Stores Inc.	421,348	40,340
	Cracker Barrel Old Country Store Inc.	259,475	38,703
	Brinker International Inc.	663,016	38,223
	Men's Wearhouse Inc.	524,098	33,579
^	Wendy's Co.	2,953,862	33,320
	American Eagle Outfitters Inc.	1,907,394	32,845
*	Houghton Mifflin Harcourt Co.	1,265,868	31,900
	CST Brands Inc.	792,733	30,964
	John Wiley & Sons Inc. Class A	534,551	29,064
	Lithia Motors Inc. Class A	244,984	27,722
	Dillard's Inc. Class A	262,196	27,580
	Big Lots Inc.	584,950	26,317
*	Murphy USA Inc.	466,316	26,030
	Aaron's Inc.	708,387	25,651
*,^	JC Penney Co. Inc.	2,978,007	25,224
	Time Inc.	1,068,989	24,597
*	Asbury Automotive Group Inc.	266,036	24,108
	Chemed Corp.	175,943	23,066
*	SUPERVALU Inc.	2,839,056	22,968
	Penske Automotive Group Inc.	440,472	22,953
	Meredith Corp.	407,369	21,244
*	ServiceMaster Global Holdings Inc.	584,736	21,150
	Dolby Laboratories Inc. Class A	532,145	21,116
	Sinclair Broadcast Group Inc. Class A	753,918	21,042
	Hillenbrand Inc.	682,509	20,953
	AMERCO	63,789	20,853
	Group 1 Automotive Inc.	227,861	20,697
	Choice Hotels International Inc.	374,797	20,333
	New York Times Co. Class A	1,433,473	19,567
	DineEquity Inc.	185,928	18,424
	Regal Entertainment Group Class A	863,888	18,064
	Matthews International Corp. Class A	339,613	18,047
*	Beacon Roofing Supply Inc.	538,184	17,879
	DeVry Education Group Inc.	587,406	17,610
*	Gannett Co. Inc.	1,228,533	17,187
	Abercrombie & Fitch Co.	754,334	16,226
	Rent-A-Center Inc.	546,385	15,490
^	Buckle Inc.	315,870	14,457
	Caleres Inc.	452,398	14,377
*	Acxiom Corp.	805,383	14,159
*	Express Inc.	778,987	14,107
	Sabre Corp.	589,078	14,020
	Children's Place Inc.	212,438	13,896
	Bloomin' Brands Inc.	638,675	13,636
	SeaWorld Entertainment Inc.	735,014	13,554
*	Barnes & Noble Inc.	519,853	13,495
*	Apollo Education Group Inc.	988,036	12,726
	Scholastic Corp.	286,958	12,663
*	Boyd Gaming Corp.	838,124	12,530
	Guess? Inc.	650,739	12,475
	Bob Evans Farms Inc.	243,668	12,439
*	Pinnacle Entertainment Inc.	311,282	11,605
	International Speedway Corp. Class A	288,149	10,566
	Cato Corp. Class A	270,701	10,492
*	Rush Enterprises Inc. Class A	326,686	8,562
	Sonic Automotive Inc. Class A	336,433	8,017

41

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	SkyWest Inc.	531,475	7,993
*,^	Sears Holdings Corp.	288,455	7,702
*	Regis Corp.	472,736	7,450
	Fred's Inc. Class A	382,162	7,372
*	Pep Boys-Manny Moe & Jack	582,228	7,144
*	Penn National Gaming Inc.	389,067	7,139
	Core-Mark Holding Co. Inc.	118,803	7,039
	Finish Line Inc. Class A	249,363	6,937
*	Steiner Leisure Ltd.	125,080	6,727
*,^	Lands' End Inc.	259,561	6,445
	Capella Education Co.	119,025	6,388
	Pier 1 Imports Inc.	463,969	5,860
	Stage Stores Inc.	328,459	5,758
*	Smart & Final Stores Inc.	319,611	5,711
*	FTD Cos. Inc.	201,566	5,682
	Weis Markets Inc.	116,573	4,914
*	Strayer Education Inc.	113,003	4,870
	New Media Investment Group Inc.	242,294	4,344
*	K12 Inc.	332,870	4,211
*	Ruby Tuesday Inc.	640,001	4,013
	Clear Channel Outdoor Holdings Inc. Class A	370,888	3,757
*	Biglari Holdings Inc.	8,982	3,716
	Harte-Hanks Inc.	538,992	3,212
	Speedway Motorsports Inc.	133,688	3,028
*	Liquidity Services Inc.	242,799	2,338
*	American Public Education Inc.	83,851	2,157
*	Rush Enterprises Inc. Class B	87,247	2,094
*,^	Caesars Entertainment Corp.	313,456	1,918
*	Bridgepoint Education Inc.	172,304	1,647
*,^	Weight Watchers International Inc.	311,630	1,511
*	Sears Hometown and Outlet Stores Inc.	67,724	643
			2,182,480
Financials (29.9%)
	Arthur J Gallagher & Co.	1,821,393	86,152
	HCC Insurance Holdings Inc.	1,037,876	79,750
	East West Bancorp Inc.	1,559,999	69,919
	Apartment Investment & Management Co.	1,693,789	62,552
	NorthStar Realty Finance Corp.	3,761,545	59,809
*	Forest City Enterprises Inc. Class A	2,531,391	55,944
	Starwood Property Trust Inc.	2,453,292	52,918
	Liberty Property Trust	1,621,010	52,229
	National Retail Properties Inc.	1,453,288	50,880
	RenaissanceRe Holdings Ltd.	499,508	50,705
	American Financial Group Inc.	762,756	49,610
	Cullen/Frost Bankers Inc.	616,706	48,461
	Eaton Vance Corp.	1,216,898	47,617
	Hospitality Properties Trust	1,627,842	46,914
	City National Corp.	512,588	46,333
*	SLM Corp.	4,616,405	45,564
	Senior Housing Properties Trust	2,548,629	44,728
	Umpqua Holdings Corp.	2,391,867	43,030
	Allied World Assurance Co. Holdings AG	983,324	42,499
	Synovus Financial Corp.	1,372,333	42,295
	Corrections Corp. of America	1,269,127	41,983
*	MGIC Investment Corp.	3,683,259	41,915
	Prosperity Bancshares Inc.	721,700	41,671
	Commerce Bancshares Inc.	890,046	41,627
	First American Financial Corp.	1,116,826	41,557
*	Liberty Broadband Corp.	809,577	41,418
*	Genworth Financial Inc. Class A	5,393,988	40,832
	Highwoods Properties Inc.	1,020,030	40,750
	Brown & Brown Inc.	1,221,959	40,154
	Old Republic International Corp.	2,548,973	39,840
	First Horizon National Corp.	2,532,247	39,680

42

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	Weingarten Realty Investors	1,209,325	39,533
	Assured Guaranty Ltd.	1,636,506	39,260
	CNO Financial Group Inc.	2,137,797	39,229
	Radian Group Inc.	2,075,909	38,944
	Webster Financial Corp.	984,527	38,938
	Bank of the Ozarks Inc.	846,938	38,747
	Two Harbors Investment Corp.	3,975,357	38,720
*	Alleghany Corp.	82,422	38,636
	Validus Holdings Ltd.	871,407	38,333
	BankUnited Inc.	1,065,387	38,279
	New Residential Investment Corp.	2,498,841	38,082
	FirstMerit Corp.	1,797,976	37,452
	First Niagara Financial Group Inc.	3,850,555	36,349
*	Equity Commonwealth	1,408,209	36,149
	Retail Properties of America Inc.	2,574,662	35,865
	Hanover Insurance Group Inc.	479,610	35,506
	Rayonier Inc.	1,376,673	35,174
	StanCorp Financial Group Inc.	457,734	34,609
	Federated Investors Inc. Class B	1,024,767	34,319
	Omega Healthcare Investors Inc.	990,858	34,016
	EPR Properties	620,948	34,016
	Associated Banc-Corp	1,654,110	33,529
	Columbia Property Trust Inc.	1,357,738	33,332
*	Popular Inc.	1,122,413	32,393
	PrivateBancorp Inc.	809,913	32,251
	Aspen Insurance Holdings Ltd.	669,005	32,045
	Bank of Hawaii Corp.	473,084	31,545
	Endurance Specialty Holdings Ltd.	465,339	30,573
	Chimera Investment Corp.	2,229,458	30,566
	CBL & Associates Properties Inc.	1,848,980	29,953
	White Mountains Insurance Group Ltd.	45,488	29,792
	Mid-America Apartment Communities Inc.	408,598	29,750
	MFA Financial Inc.	4,016,744	29,684
	Piedmont Office Realty Trust Inc. Class A	1,674,376	29,452
*	Liberty Ventures Class A	730,038	28,669
	Susquehanna Bancshares Inc.	1,977,204	27,918
	DiamondRock Hospitality Co.	2,176,789	27,885
	Janus Capital Group Inc.	1,624,964	27,819
	ProAssurance Corp.	597,031	27,589
	Wintrust Financial Corp.	514,274	27,452
	TCF Financial Corp.	1,648,687	27,385
	United Bankshares Inc.	677,898	27,272
	WP GLIMCHER Inc.	2,009,389	27,187
	FNB Corp.	1,894,491	27,129
	IBERIABANK Corp.	396,086	27,025
	Hancock Holding Co.	844,725	26,955
	Cathay General Bancorp	823,345	26,718
	MB Financial Inc.	773,985	26,656
	AmTrust Financial Services Inc.	402,261	26,352
	GEO Group Inc.	769,215	26,276
	Blackstone Mortgage Trust Inc. Class A	942,192	26,212
	Valley National Bancorp	2,521,702	25,999
	Brandywine Realty Trust	1,950,664	25,905
	UMB Financial Corp.	446,811	25,477
	Primerica Inc.	556,975	25,448
	Interactive Brokers Group Inc.	602,520	25,041
	Fulton Financial Corp.	1,916,164	25,025
	Xenia Hotels & Resorts Inc.	1,150,524	25,012
	Assurant Inc.	368,356	24,680
	PacWest Bancorp	524,670	24,534
	Symetra Financial Corp.	1,007,397	24,349
	BancorpSouth Inc.	942,333	24,274
	Washington Federal Inc.	1,028,460	24,015
*	E*TRADE Financial Corp.	786,074	23,543

43

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
^	First Financial Bankshares Inc.	660,896	22,893
	Glacier Bancorp Inc.	778,153	22,893
	First Industrial Realty Trust Inc.	1,200,802	22,491
	Taubman Centers Inc.	318,479	22,134
	Spirit Realty Capital Inc.	2,273,947	21,989
	RLI Corp.	421,546	21,663
	National Health Investors Inc.	346,348	21,577
	American Equity Investment Life Holding Co.	793,903	21,419
	BioMed Realty Trust Inc.	1,103,824	21,348
	EverBank Financial Corp.	1,077,803	21,179
	DuPont Fabros Technology Inc.	709,008	20,880
	Erie Indemnity Co. Class A	250,490	20,558
	First Citizens BancShares Inc. Class A	77,572	20,405
	Columbia Banking System Inc.	625,751	20,362
	Pinnacle Financial Partners Inc.	369,689	20,100
	Empire State Realty Trust Inc.	1,148,519	19,594
	Washington REIT	739,042	19,178
	Invesco Mortgage Capital Inc.	1,335,332	19,122
	South State Corp.	249,176	18,935
	EastGroup Properties Inc.	332,803	18,714
	Old National Bancorp	1,268,714	18,346
	CVB Financial Corp.	1,037,087	18,263
	New York REIT Inc.	1,761,837	17,530
	American Homes 4 Rent Class A	1,086,367	17,425
	Trustmark Corp.	695,999	17,386
^	Lexington Realty Trust	2,046,934	17,358
*	Enstar Group Ltd.	111,339	17,252
	National Penn Bancshares Inc.	1,519,383	17,139
	Hatteras Financial Corp.	1,049,658	17,109
	Associated Estates Realty Corp.	596,403	17,075
	Mercury General Corp.	299,066	16,643
	Capitol Federal Financial Inc.	1,372,975	16,531
	Selective Insurance Group Inc.	586,749	16,458
	International Bancshares Corp.	612,317	16,453
	Kemper Corp.	421,616	16,253
	Horace Mann Educators Corp.	446,183	16,232
	First Midwest Bancorp Inc.	845,595	16,041
	LTC Properties Inc.	385,531	16,038
	Mack-Cali Realty Corp.	869,987	16,034
	Argo Group International Holdings Ltd.	287,772	16,029
	Community Bank System Inc.	420,096	15,867
	BOK Financial Corp.	224,279	15,605
	Potlatch Corp.	441,180	15,582
	Pennsylvania REIT	712,124	15,197
	Montpelier Re Holdings Ltd.	380,032	15,011
*	Liberty Broadband Corp. Class A	283,457	14,448
	Redwood Trust Inc.	913,814	14,347
	BGC Partners Inc. Class A	1,621,995	14,192
	Government Properties Income Trust	763,120	14,156
	PennyMac Mortgage Investment Trust	808,897	14,099
	Select Income REIT	677,271	13,979
	Astoria Financial Corp.	983,866	13,568
	WesBanco Inc.	396,301	13,482
	Westamerica Bancorporation	263,294	13,336
	CYS Investments Inc.	1,715,132	13,258
	BBCN Bancorp Inc.	862,934	12,763
*	FNFV Group	824,599	12,682
	Independent Bank Corp.	269,576	12,640
	Park National Corp.	141,479	12,361
	Provident Financial Services Inc.	640,707	12,167
	Chemical Financial Corp.	365,423	12,081
*	Liberty TripAdvisor Holdings Inc. Class A	369,789	11,915
	NBT Bancorp Inc.	454,100	11,884
	Northwest Bancshares Inc.	922,396	11,825

44

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	iStar Financial Inc.	881,431	11,741
	Franklin Street Properties Corp.	1,032,637	11,679
	Capstead Mortgage Corp.	1,039,565	11,539
	Boston Private Financial Holdings Inc.	856,050	11,480
	First Financial Bancorp	635,804	11,406
*	HRG Group Inc.	872,938	11,348
	STORE Capital Corp.	549,354	11,042
	ARMOUR Residential REIT Inc.	3,823,389	10,744
	Nelnet Inc. Class A	243,425	10,543
	Banner Corp.	215,790	10,343
	Talmer Bancorp Inc. Class A	614,416	10,291
	S&T Bancorp Inc.	347,011	10,268
*	MBIA Inc.	1,674,823	10,066
	Altisource Residential Corp.	588,361	9,914
	Great Western Bancorp Inc.	407,399	9,822
*	Navigators Group Inc.	124,679	9,670
*	Greenlight Capital Re Ltd. Class A	321,791	9,387
	Kearny Financial Corp.	838,666	9,360
	First Commonwealth Financial Corp.	963,031	9,235
*	Green Dot Corp. Class A	476,259	9,106
	Infinity Property & Casualty Corp.	117,990	8,948
	American Capital Mortgage Investment Corp.	553,976	8,858
	Ashford Hospitality Trust Inc.	1,040,650	8,804
	Maiden Holdings Ltd.	556,689	8,785
	Investment Technology Group Inc.	352,094	8,732
*	Beneficial Bancorp Inc.	697,779	8,715
*	KCG Holdings Inc. Class A	702,247	8,659
	Berkshire Hills Bancorp Inc.	303,574	8,646
	Safety Insurance Group Inc.	147,115	8,490
	National General Holdings Corp.	405,178	8,440
	Brookline Bancorp Inc.	720,440	8,134
	State Bank Financial Corp.	367,557	7,976
	American Assets Trust Inc.	201,697	7,909
*	Walker & Dunlop Inc.	294,985	7,888
	Monogram Residential Trust Inc.	856,280	7,724
	City Holding Co.	156,540	7,710
	Cash America International Inc.	282,679	7,403
	Central Pacific Financial Corp.	307,270	7,298
*	Piper Jaffray Cos.	164,324	7,171
	Tompkins Financial Corp.	128,392	6,897
	First Potomac Realty Trust	635,831	6,549
	Oritani Financial Corp.	405,016	6,501
	United Fire Group Inc.	189,697	6,214
	FBL Financial Group Inc. Class A	107,353	6,196
	Saul Centers Inc.	125,676	6,182
	Rouse Properties Inc.	375,832	6,145
	New Senior Investment Group Inc.	453,763	6,067
	Universal Health Realty Income Trust	129,993	6,039
*	Ambac Financial Group Inc.	355,238	5,911
	National Western Life Insurance Co. Class A	24,186	5,792
	Anworth Mortgage Asset Corp.	1,135,840	5,600
*	First BanCorp	1,157,379	5,579
	Dime Community Bancshares Inc.	320,392	5,427
	Resource Capital Corp.	1,380,747	5,343
*	Enova International Inc.	286,020	5,343
	AG Mortgage Investment Trust Inc.	307,624	5,316
	OFG Bancorp	482,527	5,149
*	Virtu Financial Inc. Class A	204,077	4,792
	Investors Real Estate Trust	665,271	4,750
	Meadowbrook Insurance Group Inc.	518,431	4,459
	Getty Realty Corp.	271,784	4,446
*,^	World Acceptance Corp.	72,275	4,446
*,^	Walter Investment Management Corp.	193,561	4,427
	BancFirst Corp.	67,357	4,409

45

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	Flagstar Bancorp Inc.	214,460	3,963
*	Ezcorp Inc. Class A	533,108	3,961
	National Bank Holdings Corp. Class A	185,915	3,873
	Employers Holdings Inc.	164,485	3,747
	State Auto Financial Corp.	156,255	3,742
	Ashford Hospitality Prime Inc.	235,117	3,531
	OneBeacon Insurance Group Ltd. Class A	242,596	3,520
	Northfield Bancorp Inc.	215,087	3,237
	Newcastle Investment Corp.	721,821	3,190
	Fidelity & Guaranty Life	126,709	2,994
*	MoneyGram International Inc.	286,972	2,637
*	Forestar Group Inc.	172,181	2,266
	Urstadt Biddle Properties Inc. Class A	93,851	1,753
	Urstadt Biddle Properties Inc.	42,332	724
*	Black Knight Financial Services Inc. Class A	5,060	156
			5,128,179
Health Care (6.6%)
*	Community Health Systems Inc.	1,216,034	76,574
*	Tenet Healthcare Corp.	1,076,062	62,283
	Teleflex Inc.	450,363	61,002
*	Health Net Inc.	794,741	50,959
*	Alere Inc.	877,033	46,264
	HealthSouth Corp.	942,621	43,417
*	LifePoint Health Inc.	480,544	41,783
*	WellCare Health Plans Inc.	477,669	40,521
	STERIS Corp.	615,287	39,649
*	Amsurg Corp.	525,064	36,728
*	Charles River Laboratories International Inc.	513,633	36,129
	Hill-Rom Holdings Inc.	614,484	33,385
*	Bio-Rad Laboratories Inc. Class A	221,449	33,352
*	Molina Healthcare Inc.	448,480	31,528
*	Ultragenyx Pharmaceutical Inc.	292,034	29,901
*	Celldex Therapeutics Inc.	1,068,003	26,935
*	Prestige Brands Holdings Inc.	567,151	26,225
*	Clovis Oncology Inc.	295,580	25,976
	Owens & Minor Inc.	684,386	23,269
*	Portola Pharmaceuticals Inc. Class A	479,797	21,855
*	Magellan Health Inc.	296,420	20,770
*	Halyard Health Inc.	504,746	20,442
*	Integra LifeSciences Holdings Corp.	285,766	19,252
*	Chimerix Inc.	415,661	19,204
*,^	Kite Pharma Inc.	303,679	18,515
	Select Medical Holdings Corp.	1,137,340	18,425
	Kindred Healthcare Inc.	859,796	17,445
*	TESARO Inc.	281,993	16,578
	CONMED Corp.	269,472	15,702
*	Wright Medical Group Inc.	557,482	14,640
*	PTC Therapeutics Inc.	293,758	14,139
*	Ophthotech Corp.	260,417	13,557
^	PDL BioPharma Inc.	1,780,277	11,447
*	Sage Therapeutics Inc.	153,708	11,221
*	Achillion Pharmaceuticals Inc.	1,145,440	10,149
*	Nevro Corp.	173,269	9,313
*	Surgical Care Affiliates Inc.	234,266	8,991
*	Hanger Inc.	363,020	8,509
*,^	Synergy Pharmaceuticals Inc.	974,740	8,090
	Invacare Corp.	321,783	6,960
*	VWR Corp.	249,253	6,663
*,^	Juno Therapeutics Inc.	122,433	6,529
	National HealthCare Corp.	100,128	6,507
*	Esperion Therapeutics Inc.	79,283	6,482
	Ensign Group Inc.	124,057	6,334
*	Cempra Inc.	176,786	6,074
*	Universal American Corp.	524,860	5,312

46

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	LHC Group Inc.	136,295	5,213
*	Merit Medical Systems Inc.	226,683	4,883
*	PRA Health Sciences Inc.	113,385	4,119
*	Orthofix International NV	96,491	3,196
*	Infinity Pharmaceuticals Inc.	265,637	2,909
*	Spark Therapeutics Inc.	40,049	2,414
*	BioScrip Inc.	176,615	641
*	Wright Medical Group Inc. CVR	71,097	285
			1,138,645
Industrials (20.6%)
*	Spirit AeroSystems Holdings Inc. Class A	1,535,975	84,648
	Total System Services Inc.	1,798,951	75,142
	Global Payments Inc.	720,756	74,562
	Carlisle Cos. Inc.	705,857	70,670
*	Flextronics International Ltd.	6,116,254	69,175
	IDEX Corp.	845,336	66,426
	Broadridge Financial Solutions Inc.	1,301,194	65,073
	Valspar Corp.	793,031	64,886
	PerkinElmer Inc.	1,227,599	64,621
	Allegion plc	1,037,621	62,402
	Huntington Ingalls Industries Inc.	527,503	59,392
*	AECOM	1,630,833	53,948
	Ryder System Inc.	578,127	50,511
	Graphic Packaging Holding Co.	3,567,060	49,689
	Bemis Co. Inc.	1,056,734	47,564
	Orbital ATK Inc.	644,204	47,259
	Sonoco Products Co.	1,094,227	46,899
	Trinity Industries Inc.	1,681,088	44,431
	AptarGroup Inc.	678,901	43,293
*	Berry Plastics Group Inc.	1,294,844	41,953
	ITT Corp.	967,373	40,475
	Jabil Circuit Inc.	1,891,150	40,263
*	Owens-Illinois Inc.	1,748,684	40,115
	RR Donnelley & Sons Co.	2,262,202	39,430
*	CoreLogic Inc.	978,304	38,829
	Babcock & Wilcox Co.	1,160,256	38,056
	Belden Inc.	462,498	37,569
	World Fuel Services Corp.	778,889	37,348
*	Teledyne Technologies Inc.	344,889	36,389
	Oshkosh Corp.	848,167	35,945
	Regal Beloit Corp.	485,932	35,274
	Triumph Group Inc.	534,427	35,267
	EnerSys	482,151	33,890
	Curtiss-Wright Corp.	464,227	33,629
	Deluxe Corp.	541,490	33,572
	Packaging Corp. of America	530,903	33,176
*	Euronet Worldwide Inc.	534,479	32,977
*	WESCO International Inc.	479,598	32,920
	EMCOR Group Inc.	645,861	30,853
	Timken Co.	843,264	30,838
	KBR Inc.	1,564,430	30,475
*	Generac Holdings Inc.	749,918	29,809
	Crane Co.	503,464	29,568
	Kennametal Inc.	859,765	29,335
	SPX Corp.	400,496	28,992
*	Esterline Technologies Corp.	303,688	28,954
	Booz Allen Hamilton Holding Corp. Class A	1,117,756	28,212
	Valmont Industries Inc.	229,930	27,332
*	Moog Inc. Class A	382,185	27,013
	Covanta Holding Corp.	1,232,027	26,107
	GATX Corp.	476,123	25,306
*	KLX Inc.	572,017	25,243
	Terex Corp.	1,082,784	25,175
	Convergys Corp.	964,681	24,590

47

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	Con-way Inc.	625,032	23,982
	Littelfuse Inc.	244,839	23,233
	AGCO Corp.	405,888	23,046
	Silgan Holdings Inc.	426,611	22,508
*	Kirby Corp.	287,478	22,038
*	Masonite International Corp.	311,053	21,808
*	Rexnord Corp.	883,395	21,122
	Barnes Group Inc.	534,806	20,852
	MDU Resources Group Inc.	1,056,195	20,627
	Matson Inc.	471,290	19,813
*	Anixter International Inc.	303,770	19,791
	Joy Global Inc.	528,039	19,115
	Korn/Ferry International	546,734	19,010
	ABM Industries Inc.	576,901	18,963
*	FTI Consulting Inc.	451,154	18,606
	UniFirst Corp.	165,705	18,534
*	Sanmina Corp.	896,093	18,065
*,^	NeuStar Inc. Class A	600,456	17,539
	Vishay Intertechnology Inc.	1,468,797	17,156
	MSA Safety Inc.	345,555	16,763
*,^	Knowles Corp.	923,069	16,708
	Essendant Inc.	415,549	16,310
*	Plexus Corp.	364,515	15,995
	Tetra Tech Inc.	620,895	15,920
*	Boise Cascade Co.	428,698	15,725
	Applied Industrial Technologies Inc.	392,045	15,545
	Brink's Co.	527,475	15,524
	Watts Water Technologies Inc. Class A	292,556	15,169
	Aircastle Ltd.	660,284	14,969
*	Greatbatch Inc.	276,794	14,925
*	Atlas Air Worldwide Holdings Inc.	271,217	14,906
	Harsco Corp.	868,598	14,332
	G&K Services Inc. Class A	206,044	14,246
*	MasTec Inc.	710,412	14,116
*	PHH Corp.	538,596	14,020
*	Meritor Inc.	1,058,900	13,893
	Granite Construction Inc.	384,053	13,638
*	TrueBlue Inc.	454,995	13,604
	Actuant Corp. Class A	581,427	13,425
*	Louisiana-Pacific Corp.	772,577	13,157
*	Itron Inc.	375,507	12,932
	Kaman Corp.	295,382	12,388
*	Benchmark Electronics Inc.	568,523	12,382
	Werner Enterprises Inc.	467,945	12,284
	Brady Corp. Class A	492,442	12,183
^	Greenbrier Cos. Inc.	257,786	12,077
*,^	Navistar International Corp.	530,383	12,003
	AAR Corp.	366,338	11,675
	TAL International Group Inc.	360,848	11,403
	John Bean Technologies Corp.	301,283	11,325
*	Armstrong World Industries Inc.	209,944	11,186
	MTS Systems Corp.	161,482	11,134
	Standex International Corp.	138,438	11,065
	Otter Tail Corp.	406,799	10,821
	Universal Forest Products Inc.	207,068	10,774
	Insperity Inc.	207,086	10,541
	TimkenSteel Corp.	388,566	10,487
	Mobile Mini Inc.	248,598	10,451
	Cubic Corp.	218,293	10,386
*	Sykes Enterprises Inc.	422,560	10,247
	CIRCOR International Inc.	185,632	10,122
	ESCO Technologies Inc.	268,367	10,040
	General Cable Corp.	502,771	9,920
*	UTi Worldwide Inc.	975,409	9,744

48

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	Greif Inc. Class A	263,957	9,463
*	Tutor Perini Corp.	424,403	9,159
	Encore Wire Corp.	202,155	8,953
	Comfort Systems USA Inc.	384,599	8,827
*	Wesco Aircraft Holdings Inc.	580,672	8,797
	Astec Industries Inc.	199,059	8,325
*	Coherent Inc.	129,076	8,194
	McGrath RentCorp	268,983	8,185
	ArcBest Corp.	253,449	8,060
*	Rofin-Sinar Technologies Inc.	289,685	7,995
*	Newport Corp.	409,863	7,771
*	Navigant Consulting Inc.	522,271	7,766
	Materion Corp.	218,142	7,689
	ManTech International Corp. Class A	263,425	7,639
	Outerwall Inc.	100,065	7,616
	Altra Industrial Motion Corp.	271,621	7,383
*	TriMas Corp.	245,479	7,266
*	Aegion Corp. Class A	377,211	7,144
	Mueller Water Products Inc. Class A	783,756	7,132
	EVERTEC Inc.	335,373	7,123
	Kforce Inc.	289,096	6,612
	Textainer Group Holdings Ltd.	246,753	6,418
*	TTM Technologies Inc.	641,758	6,411
*	GrafTech International Ltd.	1,262,697	6,263
	Resources Connection Inc.	386,588	6,220
	Albany International Corp.	155,962	6,207
	AVX Corp.	455,649	6,133
*	Monster Worldwide Inc.	936,425	6,124
*	Air Transport Services Group Inc.	565,242	5,929
	Hyster-Yale Materials Handling Inc.	80,378	5,569
	Quad/Graphics Inc.	287,569	5,323
	TeleTech Holdings Inc.	183,808	4,977
	Kelly Services Inc. Class A	315,844	4,848
	Schnitzer Steel Industries Inc.	272,743	4,765
	Checkpoint Systems Inc.	455,010	4,632
*	Nortek Inc.	52,907	4,398
*	DHI Group Inc.	476,642	4,237
	Park Electrochemical Corp.	210,234	4,028
*	CAI International Inc.	183,468	3,778
	Landauer Inc.	104,002	3,707
	Griffon Corp.	221,786	3,531
	American Science & Engineering Inc.	80,264	3,516
	Black Box Corp.	165,773	3,315
*	DXP Enterprises Inc.	50,268	2,337
	Acacia Research Corp.	261,552	2,294
*	Milacron Holdings Corp.	17,706	348
*	Overseas Shipholding Group Inc. Class B	64,228	225
*	TransUnion	7,592	191
*	Press Ganey Holdings Inc.	3,542	102
			3,534,663
Oil & Gas (4.4%)
*	Newfield Exploration Co.	1,765,567	63,772
	Nabors Industries Ltd.	3,403,529	49,113
*	First Solar Inc.	820,101	38,528
	QEP Resources Inc.	1,915,889	35,463
	Superior Energy Services Inc.	1,631,669	34,330
	Western Refining Inc.	776,899	33,888
	SM Energy Co.	731,623	33,743
*	WPX Energy Inc.	2,220,339	27,266
	PBF Energy Inc. Class A	933,091	26,518
	Denbury Resources Inc.	3,870,795	24,618
	Exterran Holdings Inc.	715,162	23,350
*,^	NOW Inc.	1,106,231	22,025
*	Oil States International Inc.	559,502	20,830

49

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	California Resources Corp.	3,348,892	20,227
*,^	Ultra Petroleum Corp.	1,578,319	19,761
	Delek US Holdings Inc.	528,839	19,472
	Bristow Group Inc.	358,991	19,134
	Atwood Oceanics Inc.	666,079	17,611
*	MRC Global Inc.	1,052,306	16,248
*	Unit Corp.	546,583	14,823
	Patterson-UTI Energy Inc.	755,555	14,216
*	McDermott International Inc.	2,587,654	13,818
*	Helix Energy Solutions Group Inc.	1,033,919	13,058
*	Forum Energy Technologies Inc.	635,008	12,878
*	SEACOR Holdings Inc.	178,246	12,645
^	Tidewater Inc.	510,214	11,597
^	Diamond Offshore Drilling Inc.	334,082	8,623
*	SunPower Corp. Class A	288,556	8,198
*,^	Laredo Petroleum Inc.	636,788	8,011
*	Stone Energy Corp.	588,234	7,406
	CVR Energy Inc.	188,053	7,078
*	Newpark Resources Inc.	865,060	7,033
	Alon USA Energy Inc.	342,656	6,476
*	Chart Industries Inc.	165,792	5,927
*	TETRA Technologies Inc.	820,207	5,233
*	EP Energy Corp. Class A	403,109	5,132
	Green Plains Inc.	174,835	4,817
^	CARBO Ceramics Inc.	107,193	4,462
	Tesco Corp.	401,430	4,376
*	Pioneer Energy Services Corp.	662,708	4,202
*	Parker Drilling Co.	1,260,682	4,186
*	Hornbeck Offshore Services Inc.	174,556	3,584
	Civeo Corp.	1,165,584	3,578
*	Basic Energy Services Inc.	416,176	3,142
^	Gulfmark Offshore Inc.	250,003	2,900
*	Bill Barrett Corp.	269,888	2,318
^	W&T Offshore Inc.	368,531	2,020
^	EXCO Resources Inc.	1,623,813	1,916
*	Key Energy Services Inc.	714,931	1,287
^	Energy XXI Ltd.	456,343	1,200
*	Seventy Seven Energy Inc.	144,512	620
*	ION Geophysical Corp.	356,864	382
			753,039
Other (0.0%)[2]
*	Leap Wireless International Inc CVR	474,686	1,196
*	Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	62,138	—
			1,196
Technology (7.5%)
*	ON Semiconductor Corp.	4,654,577	54,412
	Brocade Communications Systems Inc.	4,573,421	54,332
*	NCR Corp.	1,746,300	52,564
	CDW Corp.	1,404,334	48,141
	Pitney Bowes Inc.	2,187,224	45,516
	DST Systems Inc.	358,260	45,134
	Teradyne Inc.	2,326,587	44,880
*	ARRIS Group Inc.	1,422,998	43,544
*	CommScope Holding Co. Inc.	1,335,275	40,739
*	Verint Systems Inc.	665,496	40,426
	Cypress Semiconductor Corp.	3,419,508	40,213
*	VeriFone Systems Inc.	1,171,848	39,796
*	Ingram Micro Inc.	1,525,284	38,178
*	Microsemi Corp.	1,032,146	36,073
	j2 Global Inc.	496,653	33,743
	Leidos Holdings Inc.	806,791	32,570
	Mentor Graphics Corp.	1,208,813	31,949
	Lexmark International Inc. Class A	664,784	29,383
	SYNNEX Corp.	321,423	23,525

50

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	Cirrus Logic Inc.	687,727	23,403
	Science Applications International Corp.	424,453	22,432
	Diebold Inc.	632,900	22,151
	MKS Instruments Inc.	578,862	21,962
*	Fairchild Semiconductor International Inc. Class A	1,262,726	21,946
*	Tech Data Corp.	377,606	21,735
*	CACI International Inc. Class A	262,256	21,214
	Intersil Corp. Class A	1,429,655	17,885
*	Polycom Inc.	1,464,619	16,755
*	PMC-Sierra Inc.	1,931,531	16,534
*	OmniVision Technologies Inc.	630,215	16,508
*,^	Advanced Micro Devices Inc.	6,750,161	16,200
	West Corp.	536,545	16,150
*	Rovi Corp.	958,845	15,294
*	Progress Software Corp.	548,790	15,092
*	Semtech Corp.	720,032	14,293
*	MedAssets Inc.	622,011	13,722
*	QLogic Corp.	946,315	13,428
*	Insight Enterprises Inc.	420,557	12,579
*	Cabot Microelectronics Corp.	254,836	12,005
*	ScanSource Inc.	309,910	11,795
*	EchoStar Corp. Class A	241,078	11,736
*	Advanced Energy Industries Inc.	421,511	11,587
*	Unisys Corp.	540,479	10,804
*	NETGEAR Inc.	357,380	10,729
	CSG Systems International Inc.	336,857	10,665
*	Dycom Industries Inc.	175,344	10,319
^	Ebix Inc.	302,962	9,880
*	Kulicke & Soffa Industries Inc.	831,687	9,739
	ADTRAN Inc.	577,256	9,380
	Brooks Automation Inc.	694,033	7,947
	Micrel Inc.	492,492	6,846
*	Amkor Technology Inc.	1,028,696	6,152
*	FormFactor Inc.	622,907	5,731
	Epiq Systems Inc.	322,973	5,452
	Comtech Telecommunications Corp.	167,361	4,862
*	Ixia	387,479	4,820
	Quality Systems Inc.	277,218	4,593
*	Harmonic Inc.	481,014	3,285
*	Mercury Systems Inc.	175,147	2,564
*	Quantum Corp.	1,321,909	2,221
*	Systemax Inc.	138,918	1,200
*	Pendrell Corp.	864,404	1,184
			1,289,897
Telecommunications (0.5%)
	Telephone & Data Systems Inc.	984,395	28,941
	Consolidated Communications Holdings Inc.	520,682	10,939
*	Vonage Holdings Corp.	1,965,355	9,650
	EarthLink Holdings Corp.	1,115,983	8,359
*,^	Iridium Communications Inc.	870,060	7,909
	Atlantic Tele-Network Inc.	112,918	7,800
	Windstream Holdings Inc.	1,091,478	6,964
*	United States Cellular Corp.	138,217	5,207
*,^	Intelsat SA	284,071	2,818
			88,587
Utilities (5.9%)
	UGI Corp.	1,872,518	64,508
	AGL Resources Inc.	1,300,652	60,558
	Atmos Energy Corp.	1,095,584	56,182
	Westar Energy Inc. Class A	1,434,052	49,073
	Aqua America Inc.	1,920,326	47,029
	TECO Energy Inc.	2,549,811	45,030
	Great Plains Energy Inc.	1,673,241	40,425
	Questar Corp.	1,905,598	39,846

51

	Vanguard® Small-Cap Value Index Fund
	Schedule of Investments
	June 30, 2015

					Market
					Value
				Shares	($000)
*	Dynegy Inc.			1,320,243	38,617
	Cleco Corp.			656,004	35,326
^	Hawaiian Electric Industries Inc.			1,164,967	34,634
	Vectren Corp.			897,028	34,518
	IDACORP Inc.			546,421	30,676
	Piedmont Natural Gas Co. Inc.			854,331	30,166
	WGL Holdings Inc.			539,446	29,286
	Portland General Electric Co.			849,700	28,176
	UIL Holdings Corp.			614,102	28,138
	Southwest Gas Corp.			508,040	27,033
	New Jersey Resources Corp.			928,163	25,571
	NorthWestern Corp.			510,128	24,869
	ALLETE Inc.			528,702	24,526
	ONE Gas Inc.			570,436	24,278
	Laclede Group Inc.			446,346	23,237
	PNM Resources Inc.			863,894	21,252
	Black Hills Corp.			486,108	21,219
	Avista Corp.			641,640	19,666
	South Jersey Industries Inc.			742,110	18,352
*	Talen Energy Corp.			904,950	15,529
	American States Water Co.			409,732	15,320
	El Paso Electric Co.			438,109	15,185
	MGE Energy Inc.			376,084	14,566
	Northwest Natural Gas Co.			296,560	12,509
	California Water Service Group			519,470	11,870
	Empire District Electric Co.			472,043	10,291
	Atlantic Power Corp.			1,188,745	3,661
					1,021,122
	Total Common Stocks (Cost $13,958,564)				17,098,592

		Coupon
	Temporary Cash Investments (1.1%)[1]
	Money Market Fund (1.1%)
3,4	Vanguard Market Liquidity Fund	0.137%		180,821,008	180,821

				Face
			Maturity	Amount
			Date	($000)
	U.S. Government and Agency Obligations (0.0%)
5,6	Federal Home Loan Bank Discount Notes	0.135%	8/28/15	3,000	3,000
	Total Temporary Cash Investments (Cost $183,820)				183,821
	Total Investments (100.6%) (Cost $14,142,384)				17,282,413
	Other Assets and Liabilities—Net (-0.6%)[4]				(106,720)
	Net Assets (100%)				17,175,693

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $135,610,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.6%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $143,580,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $2,600,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

52

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SNA482 082015

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (16.2%)
*	Liberty Global plc	6,490,881	328,633
*,^	Tesla Motors Inc.	982,909	263,675
	Las Vegas Sands Corp.	3,708,676	194,965
*	Hilton Worldwide Holdings Inc.	5,285,252	145,609
*	DISH Network Corp. Class A	2,141,153	144,977
*	Charter Communications Inc. Class A	837,007	143,337
	Advance Auto Parts Inc.	739,028	117,720
*	Liberty Global plc Class A	2,057,608	111,255
	Autoliv Inc.	892,353	104,182
	Signet Jewelers Ltd.	812,376	104,179
*	Ulta Salon Cosmetics & Fragrance Inc.	648,804	100,208
*	Sirius XM Holdings Inc.	25,976,479	96,892
	Foot Locker Inc.	1,412,304	94,638
*	Jarden Corp.	1,808,507	93,590
*	LKQ Corp.	3,083,881	93,272
	Polaris Industries Inc.	617,432	91,448
	Lear Corp.	785,210	88,148
*	Norwegian Cruise Line Holdings Ltd.	1,392,060	78,011
*	MGM Resorts International	4,150,882	75,754
*	Liberty Media Corp.	2,020,557	72,538
	Williams-Sonoma Inc.	860,684	70,808
*	lululemon athletica Inc.	1,055,799	68,944
	Aramark	2,082,246	64,487
	Domino's Pizza Inc.	557,369	63,206
*	Toll Brothers Inc.	1,618,410	61,807
	Service Corp. International	2,046,736	60,235
	Carter's Inc.	530,621	56,405
	Dunkin' Brands Group Inc.	971,826	53,450
*	NVR Inc.	38,998	52,257
	Tribune Media Co. Class A	957,814	51,138
	Dick's Sporting Goods Inc.	980,940	50,783
*	Madison Square Garden Co. Class A	602,184	50,276
*	AMC Networks Inc. Class A	598,633	48,998
	Gentex Corp.	2,982,497	48,973
	Graham Holdings Co. Class B	44,886	48,255
	Brunswick Corp.	936,139	47,612
*	Visteon Corp.	450,698	47,314
*	Skechers U.S.A. Inc. Class A	415,068	45,570
*	Panera Bread Co. Class A	257,179	44,947
*	Office Depot Inc.	4,997,278	43,276
	Cinemark Holdings Inc.	1,065,347	42,795
*	Sally Beauty Holdings Inc.	1,294,880	40,892
*	Tempur Sealy International Inc.	618,716	40,773
*	Live Nation Entertainment Inc.	1,479,320	40,667
	Six Flags Entertainment Corp.	904,305	40,558
	Vail Resorts Inc.	368,540	40,245
*	Burlington Stores Inc.	764,555	39,145
	GNC Holdings Inc. Class A	877,970	39,052
*	Starz	857,415	38,344
*	ServiceMaster Global Holdings Inc.	1,038,464	37,561
*	Liberty Media Corp. Class A	1,006,930	36,290
	Cracker Barrel Old Country Store Inc.	242,965	36,241
	Lions Gate Entertainment Corp.	973,101	36,053
*,^	Restoration Hardware Holdings Inc.	368,666	35,993
*	Tenneco Inc.	622,112	35,734
	Brinker International Inc.	619,810	35,732
	Dana Holding Corp.	1,673,507	34,441
*	Liberty Broadband Corp.	665,253	34,034
	Jack in the Box Inc.	379,011	33,414
	Tupperware Brands Corp.	505,390	32,618
*	Hyatt Hotels Corp. Class A	560,059	31,750

1

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
^	Wendy's Co.	2,761,424	31,149
	Pool Corp.	441,860	31,010
	CST Brands Inc.	791,992	30,935
	American Eagle Outfitters Inc.	1,783,022	30,704
*	Buffalo Wild Wings Inc.	192,595	30,178
	Men's Wearhouse Inc.	465,378	29,817
	Wolverine World Wide Inc.	1,046,489	29,804
*	Houghton Mifflin Harcourt Co.	1,174,004	29,585
*	Vista Outdoor Inc.	652,465	29,296
	Sotheby's	627,057	28,368
*	Kate Spade & Co.	1,294,705	27,888
	Bloomin' Brands Inc.	1,282,497	27,381
*	G-III Apparel Group Ltd.	387,745	27,278
*	Helen of Troy Ltd.	271,649	26,483
	Dillard's Inc. Class A	250,473	26,347
	Lithia Motors Inc. Class A	232,489	26,308
*,^	JC Penney Co. Inc.	3,096,381	26,226
	John Wiley & Sons Inc. Class A	479,824	26,088
	Thor Industries Inc.	462,217	26,014
	Marriott Vacations Worldwide Corp.	279,932	25,684
	Time Inc.	1,110,368	25,550
	Cheesecake Factory Inc.	459,841	25,077
*	Asbury Automotive Group Inc.	275,884	25,001
	Big Lots Inc.	546,747	24,598
*	Cabela's Inc.	486,225	24,302
*	Deckers Outdoor Corp.	337,568	24,295
*	Steven Madden Ltd.	566,244	24,224
	Chico's FAS Inc.	1,453,383	24,170
*	Murphy USA Inc.	431,416	24,082
	Texas Roadhouse Inc. Class A	638,880	23,913
	DSW Inc. Class A	713,775	23,819
	Aaron's Inc.	654,858	23,712
	HSN Inc.	329,862	23,153
*	Liberty TripAdvisor Holdings Inc. Class A	712,826	22,967
*	TRI Pointe Homes Inc.	1,492,559	22,836
*	Pinnacle Entertainment Inc.	612,298	22,826
	Papa John's International Inc.	298,536	22,572
*	ANN Inc.	466,354	22,520
	Penske Automotive Group Inc.	430,013	22,408
*	Ascena Retail Group Inc.	1,338,480	22,292
	Ryland Group Inc.	474,456	22,001
*	Five Below Inc.	552,323	21,833
*	Groupon Inc. Class A	4,321,841	21,739
*	La Quinta Holdings Inc.	915,600	20,921
	Sinclair Broadcast Group Inc. Class A	737,535	20,585
*	Bright Horizons Family Solutions Inc.	350,956	20,285
*	Grand Canyon Education Inc.	476,886	20,220
	Monro Muffler Brake Inc.	322,687	20,058
*	Gentherm Inc.	362,884	19,926
	Group 1 Automotive Inc.	216,832	19,695
*,^	DreamWorks Animation SKG Inc. Class A	739,720	19,514
	Meredith Corp.	369,622	19,276
	Choice Hotels International Inc.	350,342	19,006
	Cooper Tire & Rubber Co.	553,400	18,722
*	Shutterfly Inc.	383,200	18,321
	New York Times Co. Class A	1,329,836	18,152
*	Meritage Homes Corp.	381,542	17,967
	Nexstar Broadcasting Group Inc. Class A	316,811	17,741
	DeVry Education Group Inc.	581,423	17,431
	Regal Entertainment Group Class A	807,882	16,893
	Columbia Sportswear Co.	278,414	16,833
	DineEquity Inc.	168,514	16,698
*	Media General Inc.	978,261	16,161
	Morningstar Inc.	202,357	16,098

2

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	American Axle & Manufacturing Holdings Inc.	768,672	16,073
*	Genesco Inc.	243,212	16,059
*	Diamond Resorts International Inc.	508,720	16,050
*	Select Comfort Corp.	530,220	15,944
*	Gannett Co. Inc.	1,136,700	15,902
*	GoPro Inc. Class A	300,178	15,825
*	Express Inc.	856,774	15,516
	Churchill Downs Inc.	123,703	15,469
	KB Home	922,945	15,321
	Rent-A-Center Inc.	538,511	15,267
	Abercrombie & Fitch Co.	705,336	15,172
*	Dorman Products Inc.	311,400	14,841
	Sonic Corp.	500,845	14,424
	Outerwall Inc.	187,080	14,239
	Drew Industries Inc.	244,448	14,183
	Caleres Inc.	444,623	14,130
*	Popeyes Louisiana Kitchen Inc.	234,317	14,057
	La-Z-Boy Inc.	526,997	13,881
	Core-Mark Holding Co. Inc.	232,483	13,775
	Children's Place Inc.	209,111	13,678
*,^	Sears Holdings Corp.	509,813	13,612
*	Fiesta Restaurant Group Inc.	271,974	13,599
*	Standard Pacific Corp.	1,507,629	13,433
*	Penn National Gaming Inc.	728,352	13,365
^	Buckle Inc.	287,413	13,155
	Finish Line Inc. Class A	466,868	12,988
	Oxford Industries Inc.	148,216	12,961
*	Michaels Cos. Inc.	481,299	12,952
*	Liberty Broadband Corp. Class A	251,699	12,829
	SeaWorld Entertainment Inc.	690,157	12,726
*	LifeLock Inc.	774,949	12,709
*	Krispy Kreme Doughnuts Inc.	657,548	12,664
*	Apollo Education Group Inc.	977,955	12,596
	Guess? Inc.	651,567	12,491
*	Tumi Holdings Inc.	605,455	12,424
*	Red Robin Gourmet Burgers Inc.	143,267	12,295
	EW Scripps Co. Class A	537,765	12,288
	Bob Evans Farms Inc.	238,921	12,197
*	Iconix Brand Group Inc.	484,087	12,088
	Scholastic Corp.	273,589	12,073
*	Boyd Gaming Corp.	805,674	12,045
*	Barnes & Noble Inc.	460,930	11,966
	MDC Holdings Inc.	396,237	11,875
*	Hibbett Sports Inc.	249,640	11,628
	Pier 1 Imports Inc.	913,926	11,543
*	Crocs Inc.	780,539	11,482
*,2	TopBuild Corp.	390,700	11,331
*	Vitamin Shoppe Inc.	301,598	11,241
	Sturm Ruger & Co. Inc.	194,485	11,173
*	Belmond Ltd. Class A	864,336	10,796
*,^	Orbitz Worldwide Inc.	940,198	10,737
*	BJ's Restaurants Inc.	218,826	10,602
	Extended Stay America Inc.	553,834	10,395
	International Speedway Corp. Class A	283,425	10,393
	ClubCorp Holdings Inc.	426,669	10,189
	Cato Corp. Class A	262,406	10,171
	National CineMedia Inc.	623,737	9,955
*	Denny's Corp.	855,415	9,931
*	Smith & Wesson Holding Corp.	594,175	9,857
*	Conn's Inc.	246,990	9,806
*	iRobot Corp.	301,844	9,623
	Interval Leisure Group Inc.	416,966	9,528
*,^	Rentrak Corp.	135,198	9,437
*	Mattress Firm Holding Corp.	152,801	9,313

3

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	Libbey Inc.	225,129	9,305
*	Cooper-Standard Holding Inc.	149,528	9,191
*	Biglari Holdings Inc.	21,665	8,964
*	Regis Corp.	553,595	8,725
	Nutrisystem Inc.	348,201	8,663
*	Loral Space & Communications Inc.	134,037	8,460
	Fred's Inc. Class A	435,096	8,393
*,^	Scientific Games Corp. Class A	525,043	8,159
*	Steiner Leisure Ltd.	151,550	8,150
	Sonic Automotive Inc. Class A	340,104	8,105
*	Gray Television Inc.	512,753	8,040
*	Universal Electronics Inc.	161,277	8,038
	Ethan Allen Interiors Inc.	292,688	7,709
	Standard Motor Products Inc.	217,452	7,637
	Winnebago Industries Inc.	314,015	7,408
	Capella Education Co.	134,886	7,239
*	Pep Boys-Manny Moe & Jack	588,554	7,222
	New Media Investment Group Inc.	392,507	7,038
	Remy International Inc.	310,049	6,855
	Callaway Golf Co.	765,430	6,843
*	Unifi Inc.	202,950	6,799
*	Global Eagle Entertainment Inc.	518,071	6,745
*,^	Zoe's Kitchen Inc.	162,440	6,650
*	Taylor Morrison Home Corp. Class A	321,895	6,554
*	Francesca's Holdings Corp.	486,197	6,549
*	Zumiez Inc.	245,886	6,548
*	Beazer Homes USA Inc.	327,423	6,532
*	Carmike Cinemas Inc.	245,787	6,523
	Stage Stores Inc.	364,793	6,395
	Ruth's Hospitality Group Inc.	391,968	6,319
*	M/I Homes Inc.	248,874	6,140
*	Nautilus Inc.	277,198	5,963
^	World Wrestling Entertainment Inc. Class A	358,001	5,907
*	Ascent Capital Group Inc. Class A	135,923	5,809
*	FTD Cos. Inc.	203,657	5,741
*,^	Lumber Liquidators Holdings Inc.	275,205	5,700
*	MarineMax Inc.	242,153	5,693
*	Strayer Education Inc.	131,343	5,661
*	Modine Manufacturing Co.	513,019	5,505
	Movado Group Inc.	201,931	5,484
	AMC Entertainment Holdings Inc.	178,661	5,481
*	Cavco Industries Inc.	71,451	5,390
	Entravision Communications Corp. Class A	642,897	5,291
*	Tower International Inc.	201,825	5,258
*	Motorcar Parts of America Inc.	172,646	5,195
*	Overstock.com Inc.	230,312	5,191
^	PetMed Express Inc.	299,153	5,166
*	American Public Education Inc.	197,733	5,086
	Arctic Cat Inc.	151,495	5,031
*	Tuesday Morning Corp.	431,317	4,859
*	Dave & Buster's Entertainment Inc.	133,335	4,812
	Superior Industries International Inc.	261,681	4,791
	Clear Channel Outdoor Holdings Inc. Class A	469,384	4,755
	Speedway Motorsports Inc.	203,280	4,604
	Haverty Furniture Cos. Inc.	212,056	4,585
*	Blue Nile Inc.	148,184	4,503
	NACCO Industries Inc. Class A	72,420	4,400
	Kirkland's Inc.	157,426	4,387
*	Federal-Mogul Holdings Corp.	377,805	4,288
*	Ruby Tuesday Inc.	680,335	4,266
*	Del Frisco's Restaurant Group Inc.	224,332	4,179
*	Chuy's Holdings Inc.	155,569	4,168
	Shoe Carnival Inc.	142,351	4,108
*	Tile Shop Holdings Inc.	284,197	4,033

4

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	Marcus Corp.	209,652	4,021
*	America's Car-Mart Inc.	79,125	3,902
*	Citi Trends Inc.	158,306	3,831
*	William Lyon Homes Class A	148,493	3,812
*	Isle of Capri Casinos Inc.	209,988	3,811
^	Travelport Worldwide Ltd.	274,428	3,782
*	Wayfair Inc.	99,382	3,741
*,^	Chegg Inc.	473,834	3,715
*	K12 Inc.	288,512	3,650
*	Lands' End Inc.	145,927	3,623
	Big 5 Sporting Goods Corp.	247,183	3,512
	Strattec Security Corp.	50,791	3,489
*,^	Hovnanian Enterprises Inc. Class A	1,269,847	3,378
*,^	Sequential Brands Group Inc.	219,581	3,357
*	Carrols Restaurant Group Inc.	318,416	3,312
	Bassett Furniture Industries Inc.	114,910	3,265
	Harte-Hanks Inc.	537,018	3,201
	Carriage Services Inc. Class A	131,821	3,148
*,^	Habit Restaurants Inc. Class A	99,681	3,119
	Cherokee Inc.	109,465	3,085
	Stein Mart Inc.	286,853	3,003
*	Stoneridge Inc.	246,731	2,889
*,^	Shake Shack Inc. Class A	47,816	2,882
	Culp Inc.	91,784	2,845
*	Morgans Hotel Group Co.	419,263	2,826
	Tribune Publishing Co.	180,716	2,808
*	Party City Holdco Inc.	138,341	2,804
*	Jamba Inc.	177,635	2,752
	Hooker Furniture Corp.	109,269	2,744
*	Vera Bradley Inc.	240,959	2,716
*,^	El Pollo Loco Holdings Inc.	130,142	2,695
*	2U Inc.	83,063	2,674
*,^	Caesars Entertainment Corp.	436,413	2,671
*	Perry Ellis International Inc.	112,310	2,670
	Flexsteel Industries Inc.	61,283	2,641
*	Installed Building Products Inc.	107,362	2,628
*,^	JAKKS Pacific Inc.	262,728	2,598
	Collectors Universe Inc.	125,188	2,496
*	Cumulus Media Inc. Class A	1,227,276	2,491
*	VOXX International Corp. Class A	297,856	2,466
*	Boot Barn Holdings Inc.	75,054	2,402
*	1-800-Flowers.com Inc. Class A	227,175	2,376
*,^	LGI Homes Inc.	118,674	2,347
*	zulily Inc. Class A	175,885	2,294
*	Career Education Corp.	685,334	2,262
*	ZAGG Inc.	282,814	2,240
*,^	Container Store Group Inc.	129,098	2,178
	CSS Industries Inc.	71,532	2,164
*	Sizmek Inc.	302,511	2,148
	Saga Communications Inc. Class A	56,617	2,143
*	Bravo Brio Restaurant Group Inc.	157,254	2,131
*,^	Famous Dave's of America Inc.	105,884	2,123
*	Entercom Communications Corp. Class A	184,185	2,103
	Universal Technical Institute Inc.	244,282	2,101
*	Fox Factory Holding Corp.	130,095	2,092
	Escalade Inc.	112,070	2,061
*	Green Brick Partners Inc.	186,732	2,045
*	Malibu Boats Inc. Class A	99,567	2,000
	Spartan Motors Inc.	432,762	1,982
*	WCI Communities Inc.	79,841	1,947
	Marine Products Corp.	311,391	1,943
*,^	Noodles & Co. Class A	131,554	1,921
*	Potbelly Corp.	156,540	1,918
*,^	SFX Entertainment Inc.	424,007	1,904

5

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	Crown Media Holdings Inc. Class A	419,496	1,896
*	Black Diamond Inc.	204,529	1,890
*	Vince Holding Corp.	157,003	1,881
*	Martha Stewart Living Omnimedia Inc. Class A	300,675	1,876
*	Monarch Casino & Resort Inc.	88,901	1,828
	Winmark Corp.	18,199	1,793
	Destination Maternity Corp.	150,290	1,752
*	Eldorado Resorts Inc.	221,262	1,730
	Rocky Brands Inc.	90,339	1,689
*	Destination XL Group Inc.	336,675	1,687
*	Lee Enterprises Inc.	504,242	1,679
	Lifetime Brands Inc.	111,655	1,649
*	Build-A-Bear Workshop Inc.	101,289	1,620
	Weyco Group Inc.	53,045	1,582
*	Kona Grill Inc.	80,502	1,563
	A H Belo Corp. Class A	274,458	1,537
	Tandy Leather Factory Inc.	173,075	1,488
*	Sportsman's Warehouse Holdings Inc.	128,114	1,457
*	Dixie Group Inc.	138,005	1,449
*,^	Central European Media Enterprises Ltd. Class A	663,840	1,447
*,^	Weight Watchers International Inc.	294,229	1,427
*	Bridgepoint Education Inc.	147,647	1,412
*	Fuel Systems Solutions Inc.	187,455	1,402
*	Christopher & Banks Corp.	347,947	1,395
*	Gaiam Inc. Class A	212,158	1,388
*	Aeropostale Inc.	835,703	1,354
*	West Marine Inc.	140,309	1,353
	Journal Media Group Inc.	160,264	1,329
*	Skullcandy Inc.	168,052	1,289
*	Papa Murphy's Holdings Inc.	61,504	1,274
*	Intrawest Resorts Holdings Inc.	107,561	1,250
*	Reading International Inc. Class A	89,451	1,239
	Ark Restaurants Corp.	47,616	1,192
*	Century Casinos Inc.	185,542	1,169
*	RCI Hospitality Holdings Inc.	96,903	1,153
	Frisch's Restaurants Inc.	33,644	1,129
*	EVINE Live Inc.	393,782	1,059
*	Sears Hometown and Outlet Stores Inc.	108,116	1,027
	Nathan's Famous Inc.	27,332	1,013
*	Tilly's Inc. Class A	102,803	994
*	Red Lion Hotels Corp.	127,816	979
	Superior Uniform Group Inc.	57,470	951
*	Radio One Inc.	286,664	909
*	Rave Restaurant Group Inc.	69,473	907
*,^	Quiksilver Inc.	1,364,574	904
*	Ballantyne Strong Inc.	192,002	900
*	Luby's Inc.	181,967	883
*	Blyth Inc.	135,940	863
*	Shiloh Industries Inc.	63,650	824
*	LeapFrog Enterprises Inc.	582,532	816
*	Geeknet Inc.	40,336	804
*	Insignia Systems Inc.	293,458	801
	bebe stores inc	394,140	788
*,^	Etsy Inc.	56,041	787
*	Systemax Inc.	90,308	780
*,^	ITT Educational Services Inc.	195,700	777
*	Delta Apparel Inc.	53,807	769
*	Gaming Partners International Corp.	75,048	759
*	Trans World Entertainment Corp.	197,775	724
	Liberty Tax Inc.	28,576	707
*	Empire Resorts Inc.	134,621	685
*	Ambassadors Group Inc.	271,987	664
	Johnson Outdoors Inc. Class A	28,128	662
*	McClatchy Co. Class A	605,542	654

6

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	Cosi Inc.	322,031	647
*	Lakes Entertainment Inc.	70,658	642
	Town Sports International Holdings Inc.	220,349	639
*	Lakeland Industries Inc.	55,504	635
*	New York & Co. Inc.	228,233	612
	Beasley Broadcast Group Inc. Class A	131,564	609
*	Gordmans Stores Inc.	94,037	576
*,^	Quantum Fuel Systems Technologies Worldwide Inc.	254,912	563
*	Century Communities Inc.	27,959	563
*,^	hhgregg Inc.	167,586	560
	Dover Motorsports Inc.	247,503	547
*,^	American Apparel Inc.	1,072,586	526
*	Cambium Learning Group Inc.	120,087	513
^	Bon-Ton Stores Inc.	110,512	511
*	Spanish Broadcasting System Inc.	73,134	494
*,^	Cinedigm Corp. Class A	699,359	493
	Lincoln Educational Services Corp.	238,657	482
*	Pacific Sunwear of California Inc.	343,248	391
*,^	ReachLocal Inc.	123,553	389
*	Full House Resorts Inc.	227,501	380
*	Perfumania Holdings Inc.	66,167	376
*	Emmis Communications Corp. Class A	353,643	354
*,^	YOU On Demand Holdings Inc.	167,771	347
*	Good Times Restaurants Inc.	37,434	330
*	Ignite Restaurant Group Inc.	64,597	318
*	Daily Journal Corp.	1,600	314
*	UQM Technologies Inc.	353,941	304
*	Books-A-Million Inc.	102,759	294
	Emerson Radio Corp.	249,112	289
*	Charles & Colvard Ltd.	184,730	279
*	Summer Infant Inc.	135,595	274
*	New Home Co. Inc.	15,813	272
*	Turtle Beach Corp.	117,594	268
	Metaldyne Performance Group Inc.	14,180	257
*	UCP Inc.	33,353	253
*	Bojangles' Inc.	9,957	238
*	Dover Downs Gaming & Entertainment Inc.	250,438	233
*	Stanley Furniture Co. Inc.	77,487	230
*,^	Clean Diesel Technologies Inc.	124,044	228
	Salem Media Group Inc. Class A	34,630	219
*	Townsquare Media Inc. Class A	15,147	206
*	Learning Tree International Inc.	151,629	196
*	Chanticleer Holdings Inc.	73,533	182
*	CafePress Inc.	40,283	181
*	Fogo De Chao Inc.	7,704	178
*	Wingstop Inc.	6,194	176
*	Skyline Corp.	57,715	170
*	Forward Industries Inc.	193,183	131
*	Hemisphere Media Group Inc. Class A	10,956	130
	Sypris Solutions Inc.	88,213	128
*	Joe's Jeans Inc.	635,695	121
*	Nova Lifestyle Inc.	62,438	117
*,^	Dex Media Inc.	116,856	85
*	Premier Exhibitions Inc.	18,742	82
*	US Auto Parts Network Inc.	36,063	79
*	Comstock Holding Cos. Inc. Class A	125,617	70
*	NTN Buzztime Inc.	287,989	67
*	Nevada Gold & Casinos Inc.	33,200	55
	Peak Resorts Inc.	7,238	52
*	Appliance Recycling Centers of America Inc.	24,098	44
*	SPAR Group Inc.	33,227	43
*	Diversified Restaurant Holdings Inc.	10,100	38
*	Vuzix Corp.	5,900	35
	Flanigan's Enterprises Inc.	1,352	34

7

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	AG&E Holdings Inc.	32,460	27
*	Entertainment Gaming Asia Inc.	5,940	14
*	Dover Saddlery Inc.	1,600	13
*	CVSL Inc.	11,090	13
*	Koss Corp.	3,992	9
	Crown Crafts Inc.	1,013	8
	AMCON Distributing Co.	100	8
	Value Line Inc.	586	6
*	P&F Industries Inc. Class A	574	5
	Canterbury Park Holding Corp.	209	2
*	DGSE Cos. Inc.	1,051	—
*	Here Media Inc.	12,670	—
			7,381,166
Consumer Staples (3.3%)
	Bunge Ltd.	1,455,870	127,825
	Church & Dwight Co. Inc.	1,325,325	107,524
*	WhiteWave Foods Co. Class A	1,775,370	86,780
	Edgewell Personal Care Co.	627,982	82,611
*	Rite Aid Corp.	9,287,113	77,547
*	Hain Celestial Group Inc.	1,040,161	68,505
	Ingredion Inc.	725,437	57,897
	Pinnacle Foods Inc.	1,106,410	50,386
	Flowers Foods Inc.	1,874,231	39,640
*	Sprouts Farmers Market Inc.	1,461,135	39,421
*,^	Herbalife Ltd.	693,335	38,196
	Casey's General Stores Inc.	392,681	37,595
*	TreeHouse Foods Inc.	434,682	35,222
*	United Natural Foods Inc.	507,708	32,331
*	Post Holdings Inc.	556,093	29,990
	Spectrum Brands Holdings Inc.	277,550	28,307
	Nu Skin Enterprises Inc. Class A	600,544	28,304
	Avon Products Inc.	4,410,856	27,612
*	Darling Ingredients Inc.	1,675,030	24,556
	Coty Inc. Class A	730,540	23,355
*	Boston Beer Co. Inc. Class A	92,486	21,456
*	SUPERVALU Inc.	2,447,444	19,800
	PriceSmart Inc.	204,747	18,681
	Lancaster Colony Corp.	196,407	17,844
	Vector Group Ltd.	757,844	17,779
	Snyder's-Lance Inc.	529,729	17,094
	B&G Foods Inc.	587,594	16,764
	J&J Snack Foods Corp.	151,178	16,731
	Cal-Maine Foods Inc.	304,706	15,906
*	Diplomat Pharmacy Inc.	348,083	15,577
	Dean Foods Co.	956,599	15,468
^	Sanderson Farms Inc.	202,232	15,200
^	Pilgrim's Pride Corp.	631,929	14,515
*	Fresh Market Inc.	448,413	14,412
*	HRG Group Inc.	1,101,276	14,317
	Universal Corp.	229,113	13,133
	Fresh Del Monte Produce Inc.	339,319	13,118
	SpartanNash Co.	381,325	12,408
	WD-40 Co.	138,727	12,091
	Andersons Inc.	270,736	10,559
*	Seaboard Corp.	2,804	10,092
*	USANA Health Sciences Inc.	65,806	8,993
	Coca-Cola Bottling Co. Consolidated	57,690	8,715
	Tootsie Roll Industries Inc.	263,077	8,500
*	Diamond Foods Inc.	258,797	8,121
	Calavo Growers Inc.	149,504	7,764
	Ingles Markets Inc. Class A	136,174	6,505
*	Central Garden & Pet Co. Class A	549,008	6,264
*	Revlon Inc. Class A	166,879	6,126

8

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	Inter Parfums Inc.	170,645	5,790
	Weis Markets Inc.	135,431	5,708
*	Medifast Inc.	166,057	5,367
	John B Sanfilippo & Son Inc.	93,457	4,850
*	National Beverage Corp.	192,581	4,331
*	Boulder Brands Inc.	611,388	4,243
*,^	Elizabeth Arden Inc.	269,752	3,847
*	Chefs' Warehouse Inc.	180,105	3,825
*	Smart & Final Stores Inc.	198,231	3,542
*	Landec Corp.	227,908	3,289
*	Omega Protein Corp.	200,857	2,762
	MGP Ingredients Inc.	158,029	2,658
	Alliance One International Inc.	105,305	2,518
*	Natural Grocers by Vitamin Cottage Inc.	98,340	2,421
*	Nutraceutical International Corp.	93,807	2,321
*	Seneca Foods Corp. Class A	76,205	2,116
*,^	Freshpet Inc.	103,391	1,923
	Limoneira Co.	85,725	1,906
*	Farmer Bros Co.	80,479	1,891
	Village Super Market Inc. Class A	58,618	1,858
*	Inventure Foods Inc.	180,832	1,835
	Alico Inc.	38,124	1,729
*	Lifeway Foods Inc.	89,616	1,720
	Oil-Dri Corp. of America	54,582	1,658
	Orchids Paper Products Co.	64,535	1,553
	Rocky Mountain Chocolate Factory Inc.	112,209	1,478
^	Natural Health Trends Corp.	31,571	1,309
*	Roundy's Inc.	340,345	1,103
	United-Guardian Inc.	57,249	1,093
*	Craft Brew Alliance Inc.	88,019	974
	Nature's Sunshine Products Inc.	69,768	959
*	Synutra International Inc.	133,943	958
*	S&W Seed Co.	161,850	790
*,^	Fairway Group Holdings Corp.	184,511	657
*	Natural Alternatives International Inc.	113,377	642
*	Castle Brands Inc.	420,788	585
^	Liberator Medical Holdings Inc.	226,718	515
*	Lifevantage Corp.	902,435	478
*	Primo Water Corp.	79,033	452
*,^	Female Health Co.	228,092	411
*,^	22nd Century Group Inc.	340,058	320
*	Reed's Inc.	38,430	239
*	Mannatech Inc.	9,366	168
*	Coffee Holding Co. Inc.	21,421	107
*	RiceBran Technologies	20,529	70
*	Reliv International Inc.	45,472	57
*,^	DS Healthcare Group Inc.	21,401	54
*	Crystal Rock Holdings Inc.	42,584	32
*,^	Vapor Corp.	76,077	25
*	Tofutti Brands Inc.	3,498	15
	Golden Enterprises Inc.	1,541	6
*	Ocean Bio-Chem Inc.	1,200	4
*	MYOS Corp.	600	2
			1,516,701
Energy (4.4%)
*	Cheniere Energy Inc.	2,224,472	154,067
*	Concho Resources Inc.	1,211,971	137,995
*	Weatherford International plc	7,824,188	96,003
	HollyFrontier Corp.	1,979,298	84,496
*	Whiting Petroleum Corp.	2,061,408	69,263
	Energen Corp.	817,558	55,839
	Core Laboratories NV	432,320	49,302
*	Diamondback Energy Inc.	636,311	47,965
	Oceaneering International Inc.	997,215	46,460

9

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	Targa Resources Corp.	488,386	43,574
*	Gulfport Energy Corp.	1,081,252	43,520
	Nabors Industries Ltd.	2,955,891	42,654
*	Continental Resources Inc.	870,045	36,881
	SemGroup Corp. Class A	444,636	35,340
	World Fuel Services Corp.	731,008	35,052
	Superior Energy Services Inc.	1,525,277	32,092
	SM Energy Co.	683,986	31,545
	Western Refining Inc.	716,600	31,258
	QEP Resources Inc.	1,640,400	30,364
*	Dril-Quip Inc.	394,864	29,714
*	Cobalt International Energy Inc.	3,025,004	29,373
	Patterson-UTI Energy Inc.	1,499,283	28,209
	Rowan Cos. plc Class A	1,264,917	26,702
*	WPX Energy Inc.	2,075,763	25,490
	PBF Energy Inc. Class A	869,701	24,717
*	Carrizo Oil & Gas Inc.	479,897	23,630
	Denbury Resources Inc.	3,615,394	22,994
	Exterran Holdings Inc.	703,718	22,976
*,^	Oasis Petroleum Inc.	1,411,278	22,369
*	PDC Energy Inc.	406,045	21,780
*	Antero Resources Corp.	589,818	20,254
*	Matador Resources Co.	795,410	19,885
*	Oil States International Inc.	523,125	19,476
*,^	Ultra Petroleum Corp.	1,553,095	19,445
	Delek US Holdings Inc.	518,462	19,090
	California Resources Corp.	3,130,698	18,909
	Bristow Group Inc.	353,288	18,830
*	Rosetta Resources Inc.	767,423	17,758
	Atwood Oceanics Inc.	609,548	16,116
^	US Silica Holdings Inc.	542,136	15,917
*,^	Laredo Petroleum Inc.	1,258,936	15,837
*	Rice Energy Inc.	697,278	14,524
*	Memorial Resource Development Corp.	735,049	13,944
*	RSP Permian Inc.	485,533	13,648
*	McDermott International Inc.	2,419,024	12,918
*	Unit Corp.	475,250	12,889
*	Forum Energy Technologies Inc.	630,839	12,793
*	Helix Energy Solutions Group Inc.	998,714	12,614
*	SEACOR Holdings Inc.	175,814	12,472
^	Tidewater Inc.	476,837	10,839
*	Synergy Resources Corp.	919,048	10,505
*	Parsley Energy Inc. Class A	600,129	10,454
	Green Plains Inc.	345,728	9,525
*	Kosmos Energy Ltd.	1,123,634	9,472
	RPC Inc.	629,918	8,712
^	CARBO Ceramics Inc.	198,732	8,273
*	Newpark Resources Inc.	885,469	7,199
*	Stone Energy Corp.	569,981	7,176
*	Bonanza Creek Energy Inc.	383,915	7,006
*	Hornbeck Offshore Services Inc.	328,858	6,751
	Frank's International NV	354,522	6,679
	CVR Energy Inc.	170,672	6,424
*	C&J Energy Services Ltd.	472,467	6,237
^	Peabody Energy Corp.	2,759,433	6,043
*	TETRA Technologies Inc.	829,305	5,291
*,^	Sanchez Energy Corp.	525,525	5,150
*	Matrix Service Co.	277,666	5,076
*	Callon Petroleum Co.	578,282	4,811
	Alon USA Energy Inc.	247,039	4,669
*	Clayton Williams Energy Inc.	70,160	4,613
*	EP Energy Corp. Class A	354,935	4,518
*	Bill Barrett Corp.	507,394	4,359
*	Parker Drilling Co.	1,312,518	4,358

10

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	Pioneer Energy Services Corp.	659,848	4,183
*,^	Clean Energy Fuels Corp.	734,844	4,130
*,^	Northern Oil and Gas Inc.	593,212	4,016
*	Era Group Inc.	191,323	3,918
	Tesco Corp.	356,869	3,890
*	RigNet Inc.	124,377	3,802
*,^	Triangle Petroleum Corp.	756,894	3,800
*,^	Magnum Hunter Resources Corp.	1,940,028	3,628
*,^	SandRidge Energy Inc.	4,010,749	3,517
*	Renewable Energy Group Inc.	299,186	3,459
*	Abraxas Petroleum Corp.	1,142,473	3,370
*,^	Halcon Resources Corp.	2,898,509	3,362
*	Westmoreland Coal Co.	159,203	3,308
*,^	Penn Virginia Corp.	736,317	3,225
*	Geospace Technologies Corp.	139,072	3,206
*	REX American Resources Corp.	50,215	3,196
*	Par Petroleum Corp.	167,963	3,144
^	Gulfmark Offshore Inc.	269,596	3,127
*	Cloud Peak Energy Inc.	631,394	2,942
	Panhandle Oil and Gas Inc. Class A	136,846	2,831
*	PHI Inc.	75,566	2,760
*,^	Rex Energy Corp.	493,110	2,757
*	Basic Energy Services Inc.	360,430	2,721
*,^	Approach Resources Inc.	370,012	2,535
^	Energy XXI Ltd.	955,735	2,514
*	Natural Gas Services Group Inc.	109,844	2,507
*	Key Energy Services Inc.	1,372,844	2,471
*,^	Pacific Ethanol Inc.	235,105	2,426
*	Eclipse Resources Corp.	410,802	2,161
^	W&T Offshore Inc.	387,904	2,126
*,^	FMSA Holdings Inc.	258,400	2,116
^	EXCO Resources Inc.	1,774,222	2,094
*	Gastar Exploration Inc.	674,851	2,085
*,^	Solazyme Inc.	650,043	2,041
*	Contango Oil & Gas Co.	161,273	1,979
*	Ring Energy Inc.	174,473	1,952
	Gulf Island Fabrication Inc.	173,643	1,940
*	Seventy Seven Energy Inc.	394,960	1,694
*	Jones Energy Inc. Class A	181,402	1,642
	Evolution Petroleum Corp.	236,393	1,558
^	Comstock Resources Inc.	456,885	1,521
*	ION Geophysical Corp.	1,349,883	1,444
*,^	Uranium Energy Corp.	905,123	1,439
*	VAALCO Energy Inc.	626,021	1,340
*	PHI Inc.	43,667	1,311
*,^	Erin Energy Corp.	326,720	1,278
*	PetroQuest Energy Inc.	638,751	1,265
*,^	Nuverra Environmental Solutions Inc.	173,486	1,088
	Dawson Geophysical Co.	215,357	1,012
*	Isramco Inc.	7,288	1,006
*,^	Swift Energy Co.	486,720	988
^	Paragon Offshore plc	878,118	957
	Adams Resources & Energy Inc.	20,402	910
*,^	Goodrich Petroleum Corp.	475,084	884
	Hallador Energy Co.	103,478	863
*	Harvest Natural Resources Inc.	475,364	832
*,^	Arch Coal Inc.	2,231,279	759
*	Resolute Energy Corp.	737,785	713
*,^	Amyris Inc.	363,239	708
*,^	Synthesis Energy Systems Inc.	494,170	707
*,^	Alpha Natural Resources Inc.	2,308,004	697
*	Willbros Group Inc.	533,991	684
*	TransAtlantic Petroleum Ltd.	123,798	633
*	Mitcham Industries Inc.	146,114	612

11

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*,^	FX Energy Inc.	571,854	503
*,^	Zion Oil & Gas Inc.	239,958	458
*,^	Hercules Offshore Inc.	1,759,373	411
*,^	Vantage Drilling Co.	2,068,919	391
*,^	Midstates Petroleum Co. Inc.	413,296	384
*	Energy Fuels Inc.	85,446	380
*,^	Warren Resources Inc.	823,753	379
*	Royale Energy Inc.	292,749	337
*,^	Vertex Energy Inc.	141,584	336
*	CHC Group Ltd.	357,660	319
*,^	Gevo Inc.	82,900	271
*,^	Glori Energy Inc.	170,600	244
*	Independence Contract Drilling Inc.	26,272	233
*,^	Uranium Resources Inc.	239,942	226
*	PrimeEnergy Corp.	3,726	212
*	Forbes Energy Services Ltd.	143,916	199
*,^	Profire Energy Inc.	170,713	191
*	Magellan Petroleum Corp.	398,605	167
*	US Energy Corp. Wyoming	294,118	156
*,^	Miller Energy Resources Inc.	416,891	152
*	Tengasco Inc.	558,194	149
*,^	GreenHunter Resources Inc.	195,206	135
*	Aspen Aerogels Inc.	19,440	129
*,^	Emerald Oil Inc.	28,863	123
*	Barnwell Industries Inc.	48,034	114
^	ZaZa Energy Corp.	138,805	110
*	Lilis Energy Inc.	103,154	99
*	Dakota Plains Holdings Inc.	73,177	87
*,^	Ceres Inc.	36,555	71
*	Enservco Corp.	47,023	71
*	Earthstone Energy Inc.	3,611	71
*	Aemetis Inc.	15,873	57
*	FieldPoint Petroleum Corp.	35,776	40
*,^	Lucas Energy Inc.	250,303	35
*	Escalera Resources Co.	116,717	32
*	Yuma Energy Inc.	57,924	30
*	ENGlobal Corp.	21,344	29
	Centrus Energy Corp. Class A	6,500	27
*	PostRock Energy Corp.	8,710	24
*	PEDEVCO Corp.	40,105	18
*	Superior Drilling Products Inc.	4,028	11
*	FieldPoint Petroleum Corp. Warrants Exp 03/23/2017	33,558	9
*	SAExploration Holdings Inc.	678	2
			1,998,289
Financials (23.5%)
*	Markel Corp.	141,235	113,084
	TD Ameritrade Holding Corp.	2,745,997	101,108
	Voya Financial Inc.	2,173,495	101,002
*	Ally Financial Inc.	4,424,996	99,253
	Digital Realty Trust Inc.	1,371,421	91,446
	Federal Realty Investment Trust	695,668	89,108
	Annaly Capital Management Inc.	9,569,758	87,946
	First Republic Bank	1,349,056	85,031
	Willis Group Holdings plc	1,810,896	84,931
*	Arch Capital Group Ltd.	1,255,226	84,050
	UDR Inc.	2,615,493	83,774
	New York Community Bancorp Inc.	4,504,005	82,784
	Everest Re Group Ltd.	450,440	81,985
	CIT Group Inc.	1,757,683	81,715
	Arthur J Gallagher & Co.	1,702,647	80,535
	Jones Lang LaSalle Inc.	454,788	77,769
	Raymond James Financial Inc.	1,292,057	76,981
*	Alleghany Corp.	162,280	76,070
*	Signature Bank	515,392	75,448

12

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	American Realty Capital Properties Inc.	9,242,259	75,140
*	SVB Financial Group	518,871	74,707
	HCC Insurance Holdings Inc.	966,389	74,257
	Citizens Financial Group Inc.	2,711,665	74,056
	Lazard Ltd. Class A	1,310,498	73,702
	Extra Space Storage Inc.	1,126,239	73,453
	MSCI Inc. Class A	1,138,640	70,083
*	Realogy Holdings Corp.	1,485,581	69,406
	East West Bancorp Inc.	1,467,588	65,777
	American Capital Agency Corp.	3,562,775	65,448
	Camden Property Trust	880,433	65,399
	Duke Realty Corp.	3,484,642	64,710
	Alexandria Real Estate Equities Inc.	735,574	64,333
	SEI Investments Co.	1,309,234	64,192
	Reinsurance Group of America Inc. Class A	671,145	63,672
	PartnerRe Ltd.	484,010	62,195
	Kilroy Realty Corp.	888,699	59,676
	WP Carey Inc.	983,733	57,981
	Regency Centers Corp.	952,578	56,183
	Omega Healthcare Investors Inc.	1,623,865	55,747
	Mid-America Apartment Communities Inc.	763,888	55,619
	Axis Capital Holdings Ltd.	1,023,230	54,610
*	Howard Hughes Corp.	366,345	52,585
	WR Berkley Corp.	1,012,494	52,579
	Starwood Property Trust Inc.	2,386,643	51,480
	Liberty Property Trust	1,515,336	48,824
	American Financial Group Inc.	748,663	48,693
	CBOE Holdings Inc.	846,244	48,422
	RenaissanceRe Holdings Ltd.	466,889	47,394
	National Retail Properties Inc.	1,353,285	47,379
	Eaton Vance Corp.	1,207,944	47,267
	Lamar Advertising Co. Class A	820,325	47,152
	DDR Corp.	3,026,313	46,787
	PacWest Bancorp	992,472	46,408
	City National Corp.	489,392	44,236
	NorthStar Realty Finance Corp.	2,777,838	44,168
	Hospitality Properties Trust	1,529,895	44,092
	Cullen/Frost Bankers Inc.	557,218	43,786
*	Forest City Enterprises Inc. Class A	1,978,855	43,733
	Taubman Centers Inc.	626,699	43,556
	Spirit Realty Capital Inc.	4,475,367	43,277
	Equity LifeStyle Properties Inc.	821,737	43,207
	American Campus Communities Inc.	1,138,611	42,914
	Home Properties Inc.	587,196	42,895
*	SLM Corp.	4,315,479	42,594
	Investors Bancorp Inc.	3,456,136	42,510
	Allied World Assurance Co. Holdings AG	967,623	41,821
	Senior Housing Properties Trust	2,382,581	41,814
*	Synchrony Financial	1,266,750	41,714
	Synovus Financial Corp.	1,350,459	41,621
	First American Financial Corp.	1,098,983	40,893
	LaSalle Hotel Properties	1,145,295	40,612
	Waddell & Reed Financial Inc. Class A	854,457	40,424
	Umpqua Holdings Corp.	2,236,070	40,227
	RLJ Lodging Trust	1,340,043	39,906
	BioMed Realty Trust Inc.	2,063,343	39,905
	White Mountains Insurance Group Ltd.	60,750	39,788
	Brixmor Property Group Inc.	1,718,124	39,740
*	Stifel Financial Corp.	688,219	39,738
	Commerce Bancshares Inc.	846,937	39,611
	Corrections Corp. of America	1,186,387	39,246
*	MGIC Investment Corp.	3,443,255	39,184
	CubeSmart	1,686,376	39,056
	Brown & Brown Inc.	1,169,866	38,442

13

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	Old Republic International Corp.	2,443,268	38,188
	Highwoods Properties Inc.	953,529	38,093
	Weingarten Realty Investors	1,155,680	37,779
	Validus Holdings Ltd.	857,563	37,724
	BankUnited Inc.	1,048,449	37,671
	Douglas Emmett Inc.	1,390,076	37,449
	CNO Financial Group Inc.	2,033,136	37,308
	First Horizon National Corp.	2,367,215	37,094
	Assured Guaranty Ltd.	1,529,899	36,702
	Radian Group Inc.	1,940,632	36,406
	Webster Financial Corp.	920,392	36,402
	NorthStar Asset Management Group Inc.	1,965,159	36,336
	Two Harbors Investment Corp.	3,716,271	36,196
	New Residential Investment Corp.	2,335,999	35,601
	Prosperity Bancshares Inc.	610,760	35,265
	Outfront Media Inc.	1,391,474	35,121
	MarketAxess Holdings Inc.	377,909	35,059
^	LPL Financial Holdings Inc.	753,313	35,022
	FirstMerit Corp.	1,680,754	35,010
	Gaming and Leisure Properties Inc.	938,635	34,410
*	Equity Commonwealth	1,331,825	34,188
*	Strategic Hotels & Resorts Inc.	2,791,101	33,828
	Retail Properties of America Inc.	2,426,843	33,806
	First Niagara Financial Group Inc.	3,571,759	33,717
	Hanover Insurance Group Inc.	447,449	33,125
	Rayonier Inc.	1,294,462	33,074
	Bank of the Ozarks Inc.	712,599	32,601
	Federated Investors Inc. Class B	963,909	32,281
	StanCorp Financial Group Inc.	426,854	32,274
	EPR Properties	584,153	32,000
	Sunstone Hotel Investors Inc.	2,115,689	31,756
	Sovran Self Storage Inc.	363,682	31,608
	Sun Communities Inc.	510,261	31,549
	Columbia Property Trust Inc.	1,280,088	31,426
	Pebblebrook Hotel Trust	728,494	31,238
	Associated Banc-Corp	1,530,599	31,025
	Tanger Factory Outlet Centers Inc.	971,640	30,801
*	PRA Group Inc.	489,943	30,528
	Aspen Insurance Holdings Ltd.	634,921	30,413
	Healthcare Trust of America Inc. Class A	1,268,997	30,392
*	Popular Inc.	1,048,861	30,270
	Post Properties Inc.	553,481	30,093
	Endurance Specialty Holdings Ltd.	457,403	30,051
	Communications Sales & Leasing Inc.	1,215,210	30,040
	Bank of Hawaii Corp.	441,390	29,432
*	Texas Capital Bancshares Inc.	464,110	28,886
	Chimera Investment Corp.	2,084,245	28,575
	PrivateBancorp Inc.	717,307	28,563
	TCF Financial Corp.	1,712,523	28,445
	DCT Industrial Trust Inc.	894,468	28,122
	CBL & Associates Properties Inc.	1,728,533	28,002
	Medical Properties Trust Inc.	2,118,028	27,767
	MFA Financial Inc.	3,754,661	27,747
	Piedmont Office Realty Trust Inc. Class A	1,564,556	27,521
	Ryman Hospitality Properties Inc.	517,107	27,464
*	Western Alliance Bancorp	794,551	26,824
*	Santander Consumer USA Holdings Inc.	1,029,018	26,312
	Susquehanna Bancshares Inc.	1,848,344	26,099
	DiamondRock Hospitality Co.	2,034,773	26,065
	United Bankshares Inc.	647,808	26,061
	ProAssurance Corp.	563,042	26,018
	Blackstone Mortgage Trust Inc. Class A	929,969	25,872
	GEO Group Inc.	755,658	25,813
	Colony Capital Inc. Class A	1,138,148	25,779

14

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	Janus Capital Group Inc.	1,500,049	25,681
	Wintrust Financial Corp.	480,106	25,628
	WP GLIMCHER Inc.	1,877,556	25,403
	FNB Corp.	1,766,250	25,293
	Hancock Holding Co.	788,865	25,173
	Paramount Group Inc.	1,460,780	25,067
^	WisdomTree Investments Inc.	1,139,217	25,023
	Interactive Brokers Group Inc.	592,883	24,640
	Xenia Hotels & Resorts Inc.	1,132,095	24,612
	Cathay General Bancorp	753,473	24,450
	Brandywine Realty Trust	1,823,470	24,216
	Primerica Inc.	523,741	23,930
	Healthcare Realty Trust Inc.	1,017,834	23,675
	UMB Financial Corp.	412,273	23,508
	Fulton Financial Corp.	1,791,402	23,396
	Symetra Financial Corp.	965,293	23,331
	IBERIABANK Corp.	340,164	23,209
	Valley National Bancorp	2,239,568	23,090
	First Citizens BancShares Inc. Class A	87,670	23,061
	American Homes 4 Rent Class A	1,437,301	23,054
	Corporate Office Properties Trust	958,502	22,563
	Glacier Bancorp Inc.	765,755	22,529
	MB Financial Inc.	653,911	22,521
^	First Financial Bankshares Inc.	649,686	22,505
	BancorpSouth Inc.	871,778	22,457
	Washington Federal Inc.	961,516	22,451
	Financial Engines Inc.	527,683	22,416
	Home BancShares Inc.	594,716	21,743
	Cousins Properties Inc.	2,086,147	21,654
	AmTrust Financial Services Inc.	325,953	21,353
	Kennedy-Wilson Holdings Inc.	861,864	21,193
*	Springleaf Holdings Inc. Class A	461,492	21,187
*	Credit Acceptance Corp.	85,622	21,078
	National Health Investors Inc.	338,287	21,075
	American Equity Investment Life Holding Co.	780,721	21,064
	First Industrial Realty Trust Inc.	1,122,561	21,026
	Hudson Pacific Properties Inc.	736,208	20,886
	Kite Realty Group Trust	847,353	20,735
	Erie Indemnity Co. Class A	249,288	20,459
	Mercury General Corp.	367,196	20,434
	Acadia Realty Trust	697,440	20,302
	Evercore Partners Inc. Class A	369,400	19,933
	DuPont Fabros Technology Inc.	671,110	19,764
	Urban Edge Properties	936,823	19,477
	Empire State Realty Trust Inc.	1,140,037	19,449
	RLI Corp.	375,555	19,300
	Kemper Corp.	498,054	19,200
	Chambers Street Properties	2,401,914	19,095
	Equity One Inc.	813,790	18,994
*	Hilltop Holdings Inc.	772,795	18,617
	South State Corp.	244,632	18,590
	Chesapeake Lodging Trust	604,829	18,435
	EastGroup Properties Inc.	327,583	18,420
	Pinnacle Financial Partners Inc.	337,441	18,347
^	Lexington Realty Trust	2,152,770	18,255
	Washington REIT	701,799	18,212
	Alexander & Baldwin Inc.	460,693	18,151
	Invesco Mortgage Capital Inc.	1,249,053	17,886
	CyrusOne Inc.	606,984	17,876
	Columbia Banking System Inc.	543,420	17,683
	CVB Financial Corp.	979,643	17,252
*	Enstar Group Ltd.	110,235	17,081
	Trustmark Corp.	683,353	17,070
	BGC Partners Inc. Class A	1,946,871	17,035

15

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	Sabra Health Care REIT Inc.	660,396	16,999
	Associated Estates Realty Corp.	586,887	16,803
*	Essent Group Ltd.	601,245	16,444
	New York REIT Inc.	1,647,092	16,389
	Artisan Partners Asset Management Inc. Class A	348,147	16,175
	Selective Insurance Group Inc.	576,216	16,163
	National Penn Bancshares Inc.	1,424,954	16,073
	Hatteras Financial Corp.	981,323	15,996
	EverBank Financial Corp.	806,136	15,841
	Capitol Federal Financial Inc.	1,311,949	15,796
	International Bancshares Corp.	585,863	15,742
	Argo Group International Holdings Ltd.	282,603	15,741
	Mack-Cali Realty Corp.	849,408	15,655
	Community Bank System Inc.	412,949	15,597
	Old National Bancorp	1,078,246	15,591
	American Assets Trust Inc.	397,567	15,589
	Education Realty Trust Inc.	490,225	15,373
	Horace Mann Educators Corp.	416,032	15,135
	BOK Financial Corp.	216,651	15,075
	LTC Properties Inc.	360,315	14,989
	Pennsylvania REIT	701,689	14,974
	Parkway Properties Inc.	856,647	14,940
	First Midwest Bancorp Inc.	786,930	14,928
	Potlatch Corp.	421,438	14,885
	Retail Opportunity Investments Corp.	952,641	14,880
	Monogram Residential Trust Inc.	1,644,490	14,833
	Montpelier Re Holdings Ltd.	371,923	14,691
*	St. Joe Co.	936,704	14,547
	PS Business Parks Inc.	196,748	14,195
*	BofI Holding Inc.	134,222	14,189
	HFF Inc. Class A	334,415	13,955
	Alexander's Inc.	33,804	13,860
	Gramercy Property Trust Inc.	580,731	13,572
	Sterling Bancorp	922,962	13,568
	PennyMac Mortgage Investment Trust	770,061	13,422
	Ramco-Gershenson Properties Trust	822,194	13,418
	Redwood Trust Inc.	854,258	13,412
*	Eagle Bancorp Inc.	301,025	13,233
	Government Properties Income Trust	713,337	13,232
	STAG Industrial Inc.	660,602	13,212
	Westamerica Bancorporation	259,086	13,123
*	First Cash Financial Services Inc.	287,760	13,119
*	PHH Corp.	503,501	13,106
	TFS Financial Corp.	778,276	13,091
	FelCor Lodging Trust Inc.	1,292,736	12,772
	Hersha Hospitality Trust Class A	497,585	12,758
	CYS Investments Inc.	1,648,806	12,745
	Independent Bank Corp.	269,182	12,622
	Astoria Financial Corp.	902,264	12,442
	Northwest Bancshares Inc.	957,680	12,277
	CoreSite Realty Corp.	268,916	12,220
	WesBanco Inc.	350,841	11,936
	BBCN Bancorp Inc.	806,591	11,929
	NBT Bancorp Inc.	445,499	11,659
	Summit Hotel Properties Inc.	886,855	11,538
	Greenhill & Co. Inc.	273,979	11,324
	QTS Realty Trust Inc. Class A	310,069	11,302
	Boston Private Financial Holdings Inc.	842,035	11,292
	Park National Corp.	129,025	11,273
	Chemical Financial Corp.	340,943	11,272
	First Financial Bancorp	623,588	11,187
	LegacyTexas Financial Group Inc.	370,343	11,184
*,^	Ocwen Financial Corp.	1,092,548	11,144
	CNA Financial Corp.	287,816	10,997

16

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	Physicians Realty Trust	712,963	10,951
	Wilshire Bancorp Inc.	865,163	10,927
	Capstead Mortgage Corp.	974,970	10,822
	Franklin Street Properties Corp.	950,558	10,751
*	iStar Financial Inc.	789,040	10,510
*	Encore Capital Group Inc.	245,426	10,490
	Provident Financial Services Inc.	551,282	10,469
	Renasant Corp.	320,692	10,455
	National General Holdings Corp.	500,589	10,427
	Chatham Lodging Trust	392,133	10,380
	STORE Capital Corp.	515,100	10,354
	New Senior Investment Group Inc.	770,532	10,302
	Banner Corp.	212,450	10,183
	ARMOUR Residential REIT Inc.	3,622,206	10,178
	Excel Trust Inc.	642,868	10,138
	Union Bankshares Corp.	434,843	10,106
	Infinity Property & Casualty Corp.	131,686	9,987
	S&T Bancorp Inc.	336,967	9,971
	Altisource Residential Corp.	589,656	9,936
	AMERISAFE Inc.	210,534	9,908
	Apollo Commercial Real Estate Finance Inc.	590,779	9,707
	United Community Banks Inc.	461,880	9,639
	Maiden Holdings Ltd.	603,899	9,530
	Virtus Investment Partners Inc.	71,940	9,514
*	Capital Bank Financial Corp.	326,402	9,489
	City Holding Co.	191,800	9,446
	First Commonwealth Financial Corp.	983,236	9,429
*	MBIA Inc.	1,567,860	9,423
	Hanmi Financial Corp.	378,589	9,404
*	Navigators Group Inc.	120,802	9,369
	Talmer Bancorp Inc. Class A	555,649	9,307
	Starwood Waypoint Residential Trust	387,321	9,203
	First Merchants Corp.	371,182	9,168
	Simmons First National Corp. Class A	195,815	9,141
	Inland Real Estate Corp.	964,843	9,089
	National Bank Holdings Corp. Class A	434,404	9,049
*	Greenlight Capital Re Ltd. Class A	308,127	8,988
*,^	Walter Investment Management Corp.	392,307	8,972
	American National Insurance Co.	87,666	8,970
	Nelnet Inc. Class A	207,044	8,967
	Brookline Bancorp Inc.	788,237	8,899
	Investment Technology Group Inc.	354,160	8,783
	Investors Real Estate Trust	1,226,706	8,759
	Safety Insurance Group Inc.	150,410	8,680
	Southside Bancshares Inc.	295,013	8,623
	Stewart Information Services Corp.	215,600	8,581
	State Bank Financial Corp.	391,006	8,485
	American Capital Mortgage Investment Corp.	524,076	8,380
	Berkshire Hills Bancorp Inc.	293,691	8,364
	Terreno Realty Corp.	423,453	8,342
	United Fire Group Inc.	253,034	8,289
	Ameris Bancorp	326,241	8,251
	Towne Bank	506,064	8,244
*	Customers Bancorp Inc.	305,377	8,212
*	Third Point Reinsurance Ltd.	552,204	8,145
*	KCG Holdings Inc. Class A	659,251	8,129
	Select Income REIT	384,148	7,929
	Sandy Spring Bancorp Inc.	283,057	7,920
	FBL Financial Group Inc. Class A	135,282	7,808
	Employers Holdings Inc.	341,135	7,771
	Lakeland Financial Corp.	179,065	7,766
	Northfield Bancorp Inc.	512,209	7,709
	Great Western Bancorp Inc.	318,705	7,684
	Flushing Financial Corp.	363,825	7,644

17

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	Cash America International Inc.	290,933	7,620
	TrustCo Bank Corp. NY	1,076,201	7,566
	Universal Health Realty Income Trust	162,345	7,543
	Ashford Hospitality Trust Inc.	872,289	7,380
*	Green Dot Corp. Class A	385,267	7,366
	Oritani Financial Corp.	457,733	7,347
	Central Pacific Financial Corp.	304,760	7,238
	Saul Centers Inc.	146,636	7,213
	Rexford Industrial Realty Inc.	493,620	7,197
^	New York Mortgage Trust Inc.	961,308	7,191
*	Piper Jaffray Cos.	164,606	7,183
	First Potomac Realty Trust	692,336	7,131
*	LendingTree Inc.	89,835	7,062
	Cardinal Financial Corp.	321,384	7,003
	Community Trust Bancorp Inc.	200,070	6,976
	Anworth Mortgage Asset Corp.	1,412,729	6,965
	Universal Insurance Holdings Inc.	286,235	6,927
	Cohen & Steers Inc.	199,045	6,783
	United Financial Bancorp Inc.	502,280	6,756
*,^	World Acceptance Corp.	109,317	6,724
	WSFS Financial Corp.	242,777	6,640
*,^	Nationstar Mortgage Holdings Inc.	392,851	6,600
*	Walker & Dunlop Inc.	241,028	6,445
	Tompkins Financial Corp.	118,535	6,368
	Silver Bay Realty Trust Corp.	388,710	6,332
*	Cowen Group Inc. Class A	967,260	6,190
	Washington Trust Bancorp Inc.	156,741	6,188
	National Western Life Insurance Co. Class A	25,615	6,135
	BancFirst Corp.	93,145	6,096
	Getty Realty Corp.	371,789	6,082
	Rouse Properties Inc.	368,465	6,024
	Great Southern Bancorp Inc.	141,097	5,946
	Stock Yards Bancorp Inc.	155,652	5,882
^	Western Asset Mortgage Capital Corp.	395,323	5,839
	Urstadt Biddle Properties Inc. Class A	309,080	5,774
	Dime Community Bancshares Inc.	338,841	5,740
	Apollo Residential Mortgage Inc.	386,837	5,683
	AG Mortgage Investment Trust Inc.	327,517	5,660
	Monmouth Real Estate Investment Corp.	577,961	5,618
*	Beneficial Bancorp Inc.	447,225	5,586
*	Ambac Financial Group Inc.	334,797	5,571
	Resource Capital Corp.	1,438,027	5,565
	First Interstate BancSystem Inc. Class A	199,972	5,547
*	American Residential Properties Inc.	299,813	5,547
*	INTL. FCStone Inc.	165,614	5,505
	Heritage Financial Corp.	304,714	5,445
	OFG Bancorp	504,603	5,384
*	Safeguard Scientifics Inc.	275,059	5,353
	TriCo Bancshares	221,821	5,335
	InfraREIT Inc.	187,946	5,330
	MainSource Financial Group Inc.	239,210	5,251
	Heartland Financial USA Inc.	140,846	5,242
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	260,565	5,224
*	Ladenburg Thalmann Financial Services Inc.	1,480,518	5,182
*	HomeStreet Inc.	226,541	5,170
*	Forestar Group Inc.	389,166	5,121
	Southwest Bancorp Inc.	273,781	5,095
*	Enova International Inc.	272,505	5,090
*	First BanCorp	1,049,090	5,057
	Agree Realty Corp.	171,998	5,017
*	Altisource Portfolio Solutions SA	162,875	5,015
*	Yadkin Financial Corp.	239,367	5,015
	Bank Mutual Corp.	652,205	5,002
	First Financial Corp.	138,815	4,964

18

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	Diamond Hill Investment Group Inc.	24,859	4,963
*	First NBC Bank Holding Co.	137,590	4,953
	Suffolk Bancorp	192,380	4,936
	Cedar Realty Trust Inc.	752,603	4,817
	Meadowbrook Insurance Group Inc.	556,405	4,785
	CoBiz Financial Inc.	365,468	4,777
	CenterState Banks Inc.	353,055	4,770
	1st Source Corp.	138,899	4,739
	Hudson Valley Holding Corp.	167,639	4,729
	Preferred Bank	157,190	4,724
	Metro Bancorp Inc.	179,199	4,684
*	Marcus & Millichap Inc.	101,202	4,669
^	United Development Funding IV	265,505	4,641
	RAIT Financial Trust	754,464	4,610
	German American Bancorp Inc.	155,945	4,593
	First Busey Corp.	687,779	4,519
*	Seacoast Banking Corp. of Florida	278,982	4,408
	Univest Corp. of Pennsylvania	216,096	4,400
*	Tejon Ranch Co.	169,376	4,355
	GAMCO Investors Inc.	62,664	4,306
*	Ezcorp Inc. Class A	575,157	4,273
	ConnectOne Bancorp Inc.	193,390	4,164
	West Bancorporation Inc.	208,255	4,132
	Arrow Financial Corp.	152,301	4,117
	Kearny Financial Corp.	368,365	4,111
	Republic Bancorp Inc.Class A	159,256	4,093
	BNC Bancorp	211,671	4,092
	Guaranty Bancorp	247,288	4,083
	State Auto Financial Corp.	170,239	4,077
	First Bancorp	242,805	4,050
	Park Sterling Corp.	561,587	4,043
	Campus Crest Communities Inc.	715,088	3,962
	Financial Institutions Inc.	156,339	3,883
	Arlington Asset Investment Corp. Class A	198,279	3,878
*	Bancorp Inc.	414,941	3,851
	Bryn Mawr Bank Corp.	127,298	3,839
	HCI Group Inc.	86,055	3,804
	Oppenheimer Holdings Inc. Class A	144,650	3,801
	CareTrust REIT Inc.	295,536	3,744
	Westwood Holdings Group Inc.	62,827	3,743
*	PICO Holdings Inc.	254,016	3,739
	OceanFirst Financial Corp.	200,385	3,737
	RE/MAX Holdings Inc.	104,597	3,714
*	HomeTrust Bancshares Inc.	221,093	3,706
	Mercantile Bank Corp.	172,036	3,683
*	Flagstar Bancorp Inc.	198,758	3,673
*	Meridian Bancorp Inc.	271,625	3,642
	National Interstate Corp.	132,000	3,606
	Lakeland Bancorp Inc.	302,849	3,601
*	Bridge Capital Holdings	116,955	3,485
	OneBeacon Insurance Group Ltd. Class A	239,652	3,477
	Dynex Capital Inc.	455,657	3,472
	Fidelity Southern Corp.	197,917	3,452
	CatchMark Timber Trust Inc. Class A	297,388	3,441
*,^	Citizens Inc. Class A	459,671	3,429
	Ashford Hospitality Prime Inc.	223,788	3,361
	Heritage Commerce Corp.	349,684	3,360
	Federated National Holding Co.	138,521	3,352
*	NewStar Financial Inc.	301,224	3,313
	Newcastle Investment Corp.	745,481	3,295
	Moelis & Co. Class A	114,394	3,284
	Gladstone Commercial Corp.	196,401	3,252
	First Connecticut Bancorp Inc.	203,962	3,237
	One Liberty Properties Inc.	150,775	3,209

19

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	Peoples Bancorp Inc.	134,974	3,150
	NewBridge Bancorp	352,215	3,145
	Federal Agricultural Mortgage Corp.	105,565	3,068
*	Global Indemnity plc	109,198	3,066
	Consolidated-Tomoka Land Co.	53,194	3,066
	Camden National Corp.	78,941	3,055
	Whitestone REIT	232,866	3,032
	Ares Commercial Real Estate Corp.	263,633	3,003
	Waterstone Financial Inc.	226,660	2,992
	Ladder Capital Corp.	169,049	2,933
	First Financial Northwest Inc.	234,701	2,924
*	Sun Bancorp Inc.	148,527	2,859
	Enterprise Financial Services Corp.	124,088	2,825
	First Community Bancshares Inc.	153,561	2,798
	Independent Bank Corp.	205,262	2,783
	Banc of California Inc.	202,214	2,780
	Baldwin & Lyons Inc.	120,527	2,775
	Capital City Bank Group Inc.	180,118	2,750
	Calamos Asset Management Inc. Class A	222,752	2,729
*	Pacific Premier Bancorp Inc.	160,818	2,727
*	PennyMac Financial Services Inc. Class A	150,499	2,727
	Heritage Oaks Bancorp	341,526	2,688
	United Community Financial Corp.	501,141	2,681
	Citizens & Northern Corp.	130,229	2,676
*	BSB Bancorp Inc.	120,971	2,675
	Territorial Bancorp Inc.	108,722	2,638
*,^	RCS Capital Corp. Class A	341,972	2,620
	Westfield Financial Inc.	357,088	2,610
	CorEnergy Infrastructure Trust Inc.	403,876	2,553
*	eHealth Inc.	197,621	2,508
*	Blue Hills Bancorp Inc.	178,313	2,496
	First of Long Island Corp.	89,334	2,476
*	Hampton Roads Bankshares Inc.	1,146,788	2,385
	EMC Insurance Group Inc.	94,867	2,378
*	CommunityOne Bancorp	218,019	2,348
	Pzena Investment Management Inc. Class A	211,746	2,340
*	Virtu Financial Inc. Class A	99,610	2,339
	Macatawa Bank Corp.	440,439	2,334
	BankFinancial Corp.	196,820	2,319
*	Pacific Mercantile Bancorp	304,493	2,311
*	MBT Financial Corp.	400,225	2,297
	Orrstown Financial Services Inc.	140,851	2,279
	United Insurance Holdings Corp.	144,650	2,248
	Arbor Realty Trust Inc.	326,076	2,204
	Riverview Bancorp Inc.	508,753	2,177
	Northrim BanCorp Inc.	82,656	2,118
	Meta Financial Group Inc.	49,238	2,113
*	NMI Holdings Inc. Class A	260,570	2,090
	First Bancorp Inc.	106,642	2,073
	First Defiance Financial Corp.	55,090	2,068
	Independent Bank Group Inc.	47,646	2,044
	Crawford & Co. Class B	234,132	1,974
	Fidelity & Guaranty Life	82,565	1,951
	National Bankshares Inc.	65,192	1,908
	Heritage Financial Group Inc.	62,806	1,895
	MutualFirst Financial Inc.	81,520	1,894
	CNB Financial Corp.	102,551	1,887
	Unity Bancorp Inc.	192,148	1,881
	Kansas City Life Insurance Co.	40,510	1,852
	UMH Properties Inc.	188,208	1,844
	Clifton Bancorp Inc.	130,960	1,832
*	Farmers Capital Bank Corp.	63,602	1,808
*	FBR & Co.	77,640	1,797
	Century Bancorp Inc. Class A	43,307	1,761

20

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	Merchants Bancshares Inc.	52,729	1,744
	American National Bankshares Inc.	73,193	1,743
	GAIN Capital Holdings Inc.	181,299	1,733
*	Security National Financial Corp. Class A	256,689	1,728
	Penns Woods Bancorp Inc.	39,077	1,723
	Peapack Gladstone Financial Corp.	76,679	1,704
	Marlin Business Services Corp.	100,059	1,689
*	FCB Financial Holdings Inc. Class A	53,046	1,687
*	Regional Management Corp.	93,652	1,673
	Pulaski Financial Corp.	127,004	1,641
*	Cascade Bancorp	316,689	1,640
	Donegal Group Inc. Class A	105,437	1,606
*	Phoenix Cos. Inc.	85,670	1,563
*	Imperial Holdings Inc.	269,054	1,558
	State National Cos. Inc.	143,686	1,556
	Provident Financial Holdings Inc.	92,914	1,555
*	AV Homes Inc.	106,328	1,528
	First South Bancorp Inc.	192,447	1,520
*	Square 1 Financial Inc. Class A	54,657	1,495
	Opus Bank	41,237	1,492
	Armada Hoffler Properties Inc.	145,793	1,456
	Peoples Financial Services Corp.	36,767	1,456
	ESSA Bancorp Inc.	112,996	1,453
	Cape Bancorp Inc.	153,079	1,448
*	TriState Capital Holdings Inc.	110,854	1,433
*	FRP Holdings Inc.	43,759	1,419
	Pacific Continental Corp.	104,711	1,417
	Timberland Bancorp Inc.	139,099	1,394
*	Southcoast Financial Corp.	167,773	1,393
	Bank of Marin Bancorp	27,292	1,388
	Stonegate Bank	46,742	1,387
	Preferred Apartment Communities Inc. Class A	139,340	1,386
*	Republic First Bancorp Inc.	392,876	1,363
	Bridge Bancorp Inc.	50,543	1,349
	Fox Chase Bancorp Inc.	78,531	1,329
*	Asta Funding Inc.	155,379	1,302
	AmeriServ Financial Inc.	384,189	1,279
	Donegal Group Inc. Class B	63,194	1,262
	Peoples Bancorp of North Carolina Inc.	68,581	1,258
	Old Line Bancshares Inc.	78,630	1,249
	JAVELIN Mortgage Investment Corp.	169,946	1,210
*	Community Bankers Trust Corp.	236,942	1,178
	Manning & Napier Inc.	115,943	1,156
*	First United Corp.	133,225	1,154
	Bank of Commerce Holdings	193,871	1,111
	Sierra Bancorp	63,335	1,096
^	Orchid Island Capital Inc.	96,532	1,082
*	Nicholas Financial Inc.	85,038	1,082
*	Carolina Bank Holdings Inc.	86,992	1,054
*	Consumer Portfolio Services Inc.	167,920	1,050
	Charter Financial Corp.	83,265	1,033
	Chicopee Bancorp Inc.	61,671	1,031
	James River Group Holdings Ltd.	39,516	1,022
	Ames National Corp.	39,991	1,004
	Easterly Government Properties Inc.	62,872	1,001
*	United Security Bancshares	195,136	983
*	Lake Sunapee Bank Group	68,130	983
*	Hallmark Financial Services Inc.	86,325	982
	Home Bancorp Inc.	35,491	896
*	Ashford Inc.	10,261	895
*	Atlas Financial Holdings Inc.	41,949	832
	Hawthorn Bancshares Inc.	57,262	820
*	Heritage Insurance Holdings Inc.	35,602	818
	Louisiana Bancorp Inc.	34,271	817

21

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	Summit Financial Group Inc.	72,410	812
	Independence Realty Trust Inc.	107,131	807
*	Old Second Bancorp Inc.	120,209	793
	Ohio Valley Banc Corp.	34,686	785
	Citizens Community Bancorp Inc.	83,110	761
	Ocean Shore Holding Co.	50,311	746
	Independence Holding Co.	56,292	742
*	Colony Bankcorp Inc.	80,138	721
*	JG Wentworth Co. Class A	77,730	715
	BCB Bancorp Inc.	58,206	711
	MidWestOne Financial Group Inc.	21,589	711
	C&F Financial Corp.	19,025	705
	Bar Harbor Bankshares	19,716	699
*	CU Bancorp	31,376	695
*	American River Bankshares	73,581	686
	Middleburg Financial Corp.	37,520	675
*,^	Impac Mortgage Holdings Inc.	34,941	669
	Urstadt Biddle Properties Inc.	38,700	662
	Oak Valley Bancorp	66,347	654
	Investors Title Co.	9,138	648
*	ASB Bancorp Inc.	29,456	638
	MidSouth Bancorp Inc.	40,699	621
	Bluerock Residential Growth REIT Inc. Class A	48,678	616
*	BBX Capital Corp.	37,913	616
	Horizon Bancorp	24,288	606
*	Shore Bancshares Inc.	63,649	600
*	Maui Land & Pineapple Co. Inc.	105,022	597
	Prudential Bancorp Inc.	40,839	592
*	Atlantic Coast Financial Corp.	132,263	589
	US Global Investors Inc. Class A	210,856	586
*	Stonegate Mortgage Corp.	57,832	582
	Cherry Hill Mortgage Investment Corp.	35,715	579
*	HMN Financial Inc.	47,639	562
	Parke Bancorp Inc.	43,170	554
	Sotherly Hotels Inc.	77,515	548
^	FXCM Inc. Class A	367,179	532
	Guaranty Federal Bancshares Inc.	36,149	532
*	1st Constitution Bancorp	45,232	520
*	Green Bancorp Inc.	33,578	516
*,^	On Deck Capital Inc.	44,049	510
	Five Oaks Investment Corp.	59,856	500
*	First Acceptance Corp.	155,452	497
	Norwood Financial Corp.	16,771	492
	Citizens Holding Co.	22,634	470
	Eastern Virginia Bankshares Inc.	71,522	451
	Ellington Residential Mortgage REIT	30,493	435
	HF Financial Corp.	28,456	432
	Southern National Bancorp of Virginia Inc.	37,533	416
	Central Valley Community Bancorp	34,793	412
*	First Marblehead Corp.	71,249	410
*	Stratus Properties Inc.	27,859	399
*	Bear State Financial Inc.	41,744	390
	CIM Commercial Trust Corp.	21,642	382
	First Business Financial Services Inc.	8,087	379
	ZAIS Financial Corp.	22,734	368
^	Farmland Partners Inc.	30,434	362
	City Office REIT Inc.	29,182	362
	Federal Agricultural Mortgage Corp. Class A	12,788	358
	Premier Financial Bancorp Inc.	23,038	356
	Valley Financial Corp.	16,198	346
	Monarch Financial Holdings Inc.	27,319	343
	SB Financial Group Inc.	31,319	332
*	Atlanticus Holdings Corp.	92,614	327
	Enterprise Bancorp Inc.	13,707	321

22

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	Resource America Inc. Class A	37,852	318
*,^	ZAIS Group Holdings Inc.	29,000	316
*	Civista Bancshares Inc.	29,098	314
*	BRT Realty Trust	44,049	310
	QC Holdings Inc.	158,879	297
	First Savings Financial Group Inc.	9,746	290
	LNB Bancorp Inc.	15,231	282
	Cheviot Financial Corp.	18,799	276
	Codorus Valley Bancorp Inc.	13,656	276
	First Bancshares Inc.	16,469	274
	QCR Holdings Inc.	12,414	270
*	Xenith Bankshares Inc.	40,283	242
	Two River Bancorp	26,479	242
	Trade Street Residential Inc.	36,203	241
*	Anchor Bancorp Inc.	10,700	241
*	Health Insurance Innovations Inc. Class A	46,700	232
	Gladstone Land Corp.	22,310	231
	Union Bankshares Inc.	8,739	228
*	Patriot National Inc.	14,031	225
	Blue Capital Reinsurance Holdings Ltd.	12,446	224
	Farmers National Banc Corp.	27,037	223
^	Owens Realty Mortgage Inc.	14,771	222
	Georgetown Bancorp Inc.	12,400	221
*	First Security Group Inc.	86,165	211
	Old Point Financial Corp.	12,862	201
	First Clover Leaf Financial Corp.	21,799	201
	Silvercrest Asset Management Group Inc. Class A	13,996	197
	SI Financial Group Inc.	16,702	194
*	Southern First Bancshares Inc.	10,419	187
	United Bancshares Inc.	11,489	180
*	Royal Bancshares of Pennsylvania Inc.	88,717	177
*	Select Bancorp Inc.	23,684	168
	Palmetto Bancshares Inc.	8,499	168
	Access National Corp.	8,600	167
*	Triumph Bancorp Inc.	12,690	167
	CB Financial Services Inc.	8,114	161
*	Central Federal Corp.	119,516	157
	Wolverine Bancorp Inc.	5,954	150
	Hingham Institution for Savings	1,285	148
	First Internet Bancorp	5,131	126
	IF Bancorp Inc.	7,557	125
*	InterGroup Corp.	6,300	123
	FS Bancorp Inc.	5,340	115
	LaPorte Bancorp Inc.	8,278	112
	Glen Burnie Bancorp	9,147	111
*	Magyar Bancorp Inc.	10,365	107
*	Naugatuck Valley Financial Corp.	10,037	107
	Manhattan Bridge Capital Inc.	24,275	107
*	C1 Financial Inc.	5,383	104
*	Hamilton Bancorp Inc.	7,058	102
*	First Northwest Bancorp	8,162	102
	Sussex Bancorp	8,387	101
	Southwest Georgia Financial Corp.	6,935	100
	Greene County Bancorp Inc.	3,483	99
	United Community Bancorp	7,174	99
	Madison County Financial Inc.	4,655	98
	Community Bank Shares of Indiana Inc.	3,511	96
*	Severn Bancorp Inc.	19,055	92
*	Malvern Bancorp Inc.	6,171	92
	United Bancorp Inc.	9,360	84
	Bank of South Carolina Corp.	4,857	80
*	Supertel Hospitality Inc.	31,965	74
	Tiptree Financial Inc. Class A	9,138	66
	Kentucky First Federal Bancorp	7,514	63

23

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	Peoples Financial Corp.	6,186	63
	Northeast Community Bancorp Inc.	8,054	60
	Eagle Bancorp Montana Inc.	5,462	59
*	Porter Bancorp Inc.	36,051	57
*	Veritex Holdings Inc.	3,800	57
*	1st Century Bancshares Inc.	8,013	56
	Southern Missouri Bancorp Inc.	2,800	53
*	Entegra Financial Corp.	2,719	48
*	1347 Property Insurance Holdings Inc.	5,528	45
	Oconee Federal Financial Corp.	2,383	43
	Salisbury Bancorp Inc.	1,341	42
	Oneida Financial Corp.	1,813	37
	First Capital Bancorp Inc.	8,224	35
*	Jacksonville Bancorp Inc.	2,692	35
	LCNB Corp.	2,093	34
	Fauquier Bankshares Inc.	1,931	31
	ACNB Corp.	1,444	30
	Community West Bancshares	4,500	30
	Chemung Financial Corp.	1,110	29
	First West Virginia Bancorp Inc.	1,316	29
	NexPoint Residential Trust Inc.	1,892	25
	Ameriana Bancorp	1,162	25
	Griffin Industrial Realty Inc.	766	25
	Mackinac Financial Corp.	2,200	23
	Patriot National Bancorp Inc.	1,479	23
	National Storage Affiliates Trust	1,785	22
*	State Investors Bancorp Inc.	1,013	21
	Mid Penn Bancorp Inc.	1,384	21
	River Valley Bancorp	769	18
*	Polonia Bancorp Inc.	1,200	15
	First Capital Inc.	511	14
	Northeast Bancorp	1,300	13
*	Village Bank and Trust Financial Corp.	600	11
	Landmark Bancorp Inc.	400	10
	Auburn National Bancorporation Inc.	359	9
	A-Mark Precious Metals Inc.	875	9
*	Tejon Ranch Co. Warrants Exp. 08/31/2016	17,984	9
	Elmira Savings Bank	431	9
	Baylake Corp.	655	8
	Alliance Bancorp Inc. of Pennsylvania	300	7
	Great Ajax Corp.	474	7
	CKX Lands Inc.	399	6
	Summit State Bank	400	5
*	Bankwell Financial Group Inc.	283	5
*	Transcontinental Realty Investors Inc.	400	5
	Atlantic American Corp.	1,084	4
*	GFI Group Inc.	592	4
	Bancorp of New Jersey Inc.	300	3
*	Siebert Financial Corp.	1,836	3
	California First National Bancorp	223	3
	Lake Shore Bancorp Inc.	200	3
*	Broadway Financial Corp.	1,800	3
	Stewardship Financial Corp.	400	2
	WashingtonFirst Bankshares Inc.	105	2
	United Security Bancshares Inc.	192	2
	Investar Holding Corp.	100	2
*	Power REIT	200	1
	Institutional Financial Markets Inc.	649	1
*	American Realty Investors Inc.	62	—
			10,734,904
Health Care (13.7%)
*	Illumina Inc.	1,455,232	317,764
*	BioMarin Pharmaceutical Inc.	1,625,523	222,339
*	Incyte Corp.	1,651,782	172,132

24

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	Jazz Pharmaceuticals plc	616,698	108,582
*	Alkermes plc	1,506,830	96,949
*	Mettler-Toledo International Inc.	283,105	96,669
*	Centene Corp.	1,200,889	96,551
*	Hologic Inc.	2,478,186	94,320
	Omnicare Inc.	978,424	92,216
*	Medivation Inc.	794,685	90,753
*	Alnylam Pharmaceuticals Inc.	740,481	88,761
	Cooper Cos. Inc.	490,714	87,332
*	United Therapeutics Corp.	466,781	81,197
	ResMed Inc.	1,428,698	80,536
*	Community Health Systems Inc.	1,191,993	75,060
*	Envision Healthcare Holdings Inc.	1,874,695	74,013
*	MEDNAX Inc.	948,203	70,271
*	Isis Pharmaceuticals Inc.	1,208,926	69,574
*	Brookdale Senior Living Inc.	1,859,591	64,528
*	IDEXX Laboratories Inc.	945,113	60,620
*	Receptos Inc.	318,604	60,551
*	DexCom Inc.	752,822	60,211
*	Quintiles Transnational Holdings Inc.	821,250	59,631
	Teleflex Inc.	420,188	56,914
*	Sirona Dental Systems Inc.	564,543	56,691
*	Bluebird Bio Inc.	310,951	52,355
*	Health Net Inc.	779,003	49,950
*	Seattle Genetics Inc.	1,025,506	49,634
*	Horizon Pharma plc	1,419,853	49,326
*	Team Health Holdings Inc.	727,273	47,513
*	Align Technology Inc.	733,921	46,024
*	VCA Inc.	833,015	45,320
*	athenahealth Inc.	389,258	44,601
*	Cepheid	727,759	44,502
*	Acadia Healthcare Co. Inc.	551,813	43,223
*	Alere Inc.	811,332	42,798
	HealthSouth Corp.	926,332	42,667
	West Pharmaceutical Services Inc.	727,847	42,273
*,^	OPKO Health Inc.	2,463,038	39,606
*	Dyax Corp.	1,476,885	39,137
*	LifePoint Health Inc.	449,225	39,060
	STERIS Corp.	605,477	39,017
*	WellCare Health Plans Inc.	446,567	37,882
*	Neurocrine Biosciences Inc.	788,698	37,668
*	IMS Health Holdings Inc.	1,215,866	37,266
	Bio-Techne Corp.	377,752	37,197
*	PAREXEL International Corp.	559,382	35,974
*	Akorn Inc.	800,561	34,952
*	Anacor Pharmaceuticals Inc.	443,594	34,347
*	Amsurg Corp.	490,803	34,332
*	Charles River Laboratories International Inc.	480,184	33,776
*	ACADIA Pharmaceuticals Inc.	803,344	33,644
*	Intercept Pharmaceuticals Inc.	139,105	33,577
*	Bio-Rad Laboratories Inc. Class A	209,732	31,588
	Hill-Rom Holdings Inc.	574,445	31,210
*	Impax Laboratories Inc.	676,070	31,045
*	Medidata Solutions Inc.	559,920	30,415
*	Novavax Inc.	2,675,409	29,804
*	Catalent Inc.	993,750	29,147
*	Ultragenyx Pharmaceutical Inc.	265,805	27,216
*,^	Exact Sciences Corp.	901,376	26,807
*	Clovis Oncology Inc.	300,159	26,378
*	Pacira Pharmaceuticals Inc.	369,526	26,133
*	Puma Biotechnology Inc.	216,863	25,319
*	Celldex Therapeutics Inc.	998,425	25,180
*	ABIOMED Inc.	380,897	25,036
*	Thoratec Corp.	561,370	25,020

25

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	Prestige Brands Holdings Inc.	530,240	24,518
*	Halozyme Therapeutics Inc.	1,070,914	24,181
*	Portola Pharmaceuticals Inc. Class A	527,729	24,038
*,^	Myriad Genetics Inc.	704,154	23,934
*	Allscripts Healthcare Solutions Inc.	1,723,710	23,580
*	NuVasive Inc.	490,287	23,230
*	Bruker Corp.	1,133,922	23,143
	Chemed Corp.	173,204	22,707
	Owens & Minor Inc.	640,114	21,764
*	Haemonetics Corp.	522,287	21,602
*	Magellan Health Inc.	277,103	19,417
	Cantel Medical Corp.	357,498	19,187
*	Halyard Health Inc.	471,805	19,108
*	Medicines Co.	666,660	19,073
*	AMAG Pharmaceuticals Inc.	275,545	19,029
*,^	Intrexon Corp.	387,703	18,920
*	Masimo Corp.	482,106	18,677
*	Ligand Pharmaceuticals Inc.	181,510	18,314
*	Chimerix Inc.	394,738	18,237
*	Insulet Corp.	575,427	17,830
*	Neogen Corp.	375,678	17,822
*	Integra LifeSciences Holdings Corp.	257,091	17,320
*	Globus Medical Inc.	670,676	17,216
	Kindred Healthcare Inc.	846,069	17,167
*	Tetraphase Pharmaceuticals Inc.	361,484	17,149
*	Prothena Corp. plc	317,260	16,710
*	Nektar Therapeutics	1,333,393	16,681
	CONMED Corp.	280,136	16,324
*	Lannett Co. Inc.	272,000	16,168
	Select Medical Holdings Corp.	983,475	15,932
*	ARIAD Pharmaceuticals Inc.	1,911,675	15,810
*	TESARO Inc.	267,728	15,740
*	Cyberonics Inc.	263,580	15,672
*,^	ZIOPHARM Oncology Inc.	1,303,513	15,642
*	HMS Holdings Corp.	897,696	15,413
*	AMN Healthcare Services Inc.	482,117	15,230
*	Insmed Inc.	623,591	15,228
*	KYTHERA Biopharmaceuticals Inc.	201,530	15,177
*,^	MannKind Corp.	2,657,481	15,121
*	Air Methods Corp.	364,328	15,061
*	Ironwood Pharmaceuticals Inc. Class A	1,238,958	14,942
^	Theravance Inc.	817,616	14,774
*	Acorda Therapeutics Inc.	433,844	14,460
*	Natus Medical Inc.	334,239	14,225
*	Greatbatch Inc.	258,730	13,951
*	ExamWorks Group Inc.	356,303	13,931
*	Cambrex Corp.	316,576	13,910
*	Amedisys Inc.	349,546	13,887
*	Omnicell Inc.	366,658	13,827
*	Momenta Pharmaceuticals Inc.	603,171	13,758
*	Wright Medical Group Inc.	521,131	13,685
*	MedAssets Inc.	612,017	13,501
*	ICU Medical Inc.	141,087	13,496
*	Depomed Inc.	607,901	13,046
*	Repligen Corp.	313,148	12,924
*,^	Raptor Pharmaceutical Corp.	815,950	12,884
*,^	Juno Therapeutics Inc.	238,419	12,715
*	ImmunoGen Inc.	873,759	12,565
*,^	Merrimack Pharmaceuticals Inc.	992,749	12,275
*	Agios Pharmaceuticals Inc.	109,688	12,191
*	HeartWare International Inc.	165,249	12,012
	Ensign Group Inc.	232,265	11,859
*	Sarepta Therapeutics Inc.	386,836	11,771
*	Esperion Therapeutics Inc.	141,227	11,547

26

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	VWR Corp.	426,232	11,393
*	Arena Pharmaceuticals Inc.	2,453,816	11,386
*,^	MiMedx Group Inc.	969,917	11,241
*	Premier Inc. Class A	292,119	11,235
	Abaxis Inc.	216,770	11,159
*	PTC Therapeutics Inc.	230,231	11,081
*	HealthEquity Inc.	345,384	11,070
*	Amicus Therapeutics Inc.	780,224	11,040
*	Cempra Inc.	318,229	10,934
*	Veeva Systems Inc. Class A	381,733	10,700
*	BioCryst Pharmaceuticals Inc.	713,052	10,646
*	Endologix Inc.	683,470	10,484
*,^	Keryx Biopharmaceuticals Inc.	1,050,286	10,482
*	Bio-Reference Laboratories Inc.	250,946	10,352
*	PharMerica Corp.	308,098	10,260
*	IPC Healthcare Inc.	183,200	10,147
*	Retrophin Inc.	304,889	10,107
*	Emergent BioSolutions Inc.	303,365	9,996
	Analogic Corp.	126,249	9,961
*	Merit Medical Systems Inc.	460,390	9,917
*	Achillion Pharmaceuticals Inc.	1,117,062	9,897
*,^	Spectranetics Corp.	429,795	9,890
*	Affymetrix Inc.	898,535	9,812
*,^	Array BioPharma Inc.	1,309,000	9,438
*	TherapeuticsMD Inc.	1,171,326	9,207
*	Tornier NV	367,887	9,193
*,^	NewLink Genetics Corp.	203,248	8,998
*	Radius Health Inc.	130,720	8,850
	US Physical Therapy Inc.	161,414	8,839
*	Relypsa Inc.	264,490	8,752
*	Alder Biopharmaceuticals Inc.	162,460	8,605
*	Hanger Inc.	364,779	8,550
*	Zeltiq Aesthetics Inc.	289,392	8,528
*	NxStage Medical Inc.	587,632	8,394
*	Cynosure Inc. Class A	216,519	8,353
*	MacroGenics Inc.	218,145	8,283
*	Intra-Cellular Therapies Inc.	256,224	8,186
	Meridian Bioscience Inc.	437,529	8,156
*	Dynavax Technologies Corp.	340,776	7,983
	Quality Systems Inc.	474,814	7,868
*	Cardiovascular Systems Inc.	297,312	7,864
*,^	Synergy Pharmaceuticals Inc.	944,438	7,839
*	Sangamo BioSciences Inc.	697,653	7,737
*	Sage Therapeutics Inc.	103,624	7,565
*	Heron Therapeutics Inc.	242,173	7,546
	National HealthCare Corp.	115,294	7,493
	Invacare Corp.	343,888	7,438
*	Capital Senior Living Corp.	300,938	7,373
*,^	Rockwell Medical Inc.	455,512	7,343
*	Luminex Corp.	423,767	7,314
*,^	Kite Pharma Inc.	119,267	7,272
*,^	Exelixis Inc.	1,932,883	7,268
*,^	Insys Therapeutics Inc.	201,823	7,249
*	Quidel Corp.	315,244	7,235
*	Eagle Pharmaceuticals Inc.	89,150	7,209
*	ZS Pharma Inc.	135,957	7,123
*,^	Geron Corp.	1,661,575	7,112
*	Orthofix International NV	214,281	7,097
*	HealthStream Inc.	229,736	6,989
	Aceto Corp.	281,051	6,922
*	Fluidigm Corp.	286,030	6,922
*	Surgical Care Affiliates Inc.	179,642	6,895
*	AtriCure Inc.	275,422	6,786
*	LHC Group Inc.	175,037	6,695

27

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	Computer Programs & Systems Inc.	124,004	6,624
*	TG Therapeutics Inc.	379,717	6,299
*,^	Omeros Corp.	350,085	6,298
*,^	Accelerate Diagnostics Inc.	239,878	6,191
*	Genomic Health Inc.	211,621	5,881
*	LDR Holding Corp.	135,285	5,851
*	Orexigen Therapeutics Inc.	1,177,515	5,829
*	Triple-S Management Corp. Class B	227,016	5,825
*	Sagent Pharmaceuticals Inc.	239,578	5,824
*	Ophthotech Corp.	110,674	5,762
*	AngioDynamics Inc.	346,505	5,683
*	Aegerion Pharmaceuticals Inc.	299,456	5,681
	Atrion Corp.	14,471	5,677
*,^	OvaScience Inc.	195,110	5,645
*	Agenus Inc.	645,247	5,568
*,^	Karyopharm Therapeutics Inc.	204,619	5,568
*	Advaxis Inc.	271,592	5,521
*,^	Vanda Pharmaceuticals Inc.	434,254	5,511
*	Five Prime Therapeutics Inc.	221,295	5,497
*	Providence Service Corp.	124,031	5,492
*	Xencor Inc.	249,713	5,486
*	Epizyme Inc.	224,975	5,399
*	Vascular Solutions Inc.	154,581	5,367
*	Progenics Pharmaceuticals Inc.	718,437	5,360
*	INC Research Holdings Inc. Class A	133,203	5,344
*	Infinity Pharmaceuticals Inc.	484,600	5,306
*	Albany Molecular Research Inc.	258,042	5,218
*	Accuray Inc.	771,411	5,199
*	PRA Health Sciences Inc.	142,652	5,183
*,^	Foundation Medicine Inc.	152,183	5,150
*	Nevro Corp.	95,256	5,120
*	Adeptus Health Inc. Class A	53,752	5,106
*	Universal American Corp.	496,038	5,020
*	ANI Pharmaceuticals Inc.	80,340	4,985
*,^	Enanta Pharmaceuticals Inc.	110,737	4,982
*	Supernus Pharmaceuticals Inc.	292,098	4,960
*	Corcept Therapeutics Inc.	824,050	4,953
	Phibro Animal Health Corp. Class A	127,170	4,952
*,^	Inovio Pharmaceuticals Inc.	603,089	4,921
*,^	Cerus Corp.	925,839	4,805
*	Sorrento Therapeutics Inc.	271,697	4,787
*	SciClone Pharmaceuticals Inc.	473,805	4,653
	CryoLife Inc.	408,369	4,606
*	CorVel Corp.	143,618	4,599
*	Zafgen Inc.	132,546	4,590
*	Osiris Therapeutics Inc.	235,400	4,581
*	Anika Therapeutics Inc.	136,042	4,493
*,^	Immunomedics Inc.	1,105,998	4,490
*	Healthways Inc.	369,965	4,432
*	Inovalon Holdings Inc. Class A	158,303	4,417
*,^	Northwest Biotherapeutics Inc.	437,586	4,345
*,^	Spark Therapeutics Inc.	70,526	4,251
*,^	Spectrum Pharmaceuticals Inc.	619,027	4,234
*	Sucampo Pharmaceuticals Inc. Class A	256,954	4,222
*	Atara Biotherapeutics Inc.	78,561	4,145
*	Lexicon Pharmaceuticals Inc.	509,768	4,104
*	Inogen Inc.	90,954	4,057
*	Aratana Therapeutics Inc.	264,589	4,001
*	Otonomy Inc.	172,774	3,972
*,^	Arrowhead Research Corp.	550,017	3,933
*	Curis Inc.	1,162,210	3,847
*	Rigel Pharmaceuticals Inc.	1,186,252	3,808
*	Cross Country Healthcare Inc.	297,140	3,768
*	Oncothyreon Inc.	1,004,422	3,757

28

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	Landauer Inc.	105,036	3,743
*,^	Sequenom Inc.	1,227,894	3,733
*	OraSure Technologies Inc.	684,887	3,692
*	XOMA Corp.	950,423	3,688
*	XenoPort Inc.	597,840	3,665
*	SurModics Inc.	156,133	3,657
*	Revance Therapeutics Inc.	114,242	3,653
*	RTI Surgical Inc.	563,402	3,640
*	Lion Biotechnologies Inc.	395,368	3,626
*	GenMark Diagnostics Inc.	389,973	3,533
*	BioDelivery Sciences International Inc.	443,002	3,526
*,^	Idera Pharmaceuticals Inc.	943,363	3,500
*	Intersect ENT Inc.	119,314	3,416
*	Almost Family Inc.	82,885	3,308
*	Pacific Biosciences of California Inc.	562,344	3,239
*,^	STAAR Surgical Co.	330,589	3,193
*,^	CTI BioPharma Corp.	1,606,524	3,133
*	Acceleron Pharma Inc.	98,826	3,127
*	Theravance Biopharma Inc.	239,789	3,122
*	Durect Corp.	1,288,954	3,081
*	Merge Healthcare Inc.	631,837	3,033
*,^	POZEN Inc.	290,436	2,994
*	Antares Pharma Inc.	1,432,934	2,980
*	Anthera Pharmaceuticals Inc.	342,401	2,951
*	Catalyst Pharmaceuticals Inc.	710,976	2,936
*	Coherus Biosciences Inc.	100,570	2,906
*,^	Organovo Holdings Inc.	761,079	2,869
*	Mirati Therapeutics Inc.	88,942	2,799
*	K2M Group Holdings Inc.	114,761	2,757
*	Harvard Bioscience Inc.	480,278	2,738
*,^	Regulus Therapeutics Inc.	249,654	2,736
*,^	Navidea Biopharmaceuticals Inc.	1,688,495	2,718
*,^	OncoMed Pharmaceuticals Inc.	119,835	2,696
*,^	VIVUS Inc.	1,124,610	2,654
*	Threshold Pharmaceuticals Inc.	652,370	2,636
*	Cutera Inc.	169,124	2,618
*,^	Galena Biopharma Inc.	1,537,399	2,614
*	Heska Corp.	86,881	2,579
*	Verastem Inc.	337,225	2,543
*	La Jolla Pharmaceutical Co.	103,319	2,532
*	Vocera Communications Inc.	220,369	2,523
*	RadNet Inc.	375,987	2,515
*	Aerie Pharmaceuticals Inc.	141,543	2,498
*	Cytokinetics Inc.	371,190	2,494
*	BioScrip Inc.	685,389	2,488
*,^	Peregrine Pharmaceuticals Inc.	1,861,096	2,438
*,^	Unilife Corp.	1,101,902	2,369
*	BioTelemetry Inc.	250,964	2,367
*	Zogenix Inc.	1,376,499	2,313
*	Synta Pharmaceuticals Corp.	997,642	2,225
*,^	InVivo Therapeutics Holdings Corp.	137,518	2,221
*	NeoGenomics Inc.	403,247	2,182
*,^	CytRx Corp.	585,015	2,176
*	BioSpecifics Technologies Corp.	42,108	2,173
*,^	Neuralstem Inc.	1,106,369	2,146
*	Trovagene Inc.	211,192	2,144
*,^	Endocyte Inc.	396,069	2,056
*	Alliance HealthCare Services Inc.	108,903	2,035
*,^	AAC Holdings Inc.	45,751	1,993
*	Five Star Quality Care Inc.	399,426	1,917
*	Repros Therapeutics Inc.	257,652	1,842
*,^	Synthetic Biologics Inc.	645,776	1,840
*	Ignyta Inc.	121,457	1,833
*	Pernix Therapeutics Holdings Inc.	293,552	1,738

29

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	Simulations Plus Inc.	275,993	1,730
	Psychemedics Corp.	116,664	1,730
	LeMaitre Vascular Inc.	143,375	1,729
*	Sunesis Pharmaceuticals Inc.	568,056	1,710
*	ArQule Inc.	1,060,463	1,697
*	Dermira Inc.	96,646	1,696
*,^	BioTime Inc.	460,016	1,670
*,^	IGI Laboratories Inc.	264,524	1,666
*	ChemoCentryx Inc.	196,681	1,619
*	Stemline Therapeutics Inc.	134,120	1,579
	Digirad Corp.	363,653	1,578
*	Flexion Therapeutics Inc.	72,089	1,578
*,^	Bellicum Pharmaceuticals Inc.	72,936	1,551
*	Tandem Diabetes Care Inc.	142,578	1,546
*	Vitae Pharmaceuticals Inc.	106,682	1,536
*	Versartis Inc.	99,480	1,514
*	Dicerna Pharmaceuticals Inc.	108,295	1,511
*	NanoString Technologies Inc.	96,524	1,488
*	Civitas Solutions Inc.	68,713	1,466
*	Avalanche Biotechnologies Inc.	89,717	1,457
*	Concert Pharmaceuticals Inc.	97,369	1,450
	Utah Medical Products Inc.	23,824	1,421
*	Amphastar Pharmaceuticals Inc.	79,673	1,401
*	Cara Therapeutics Inc.	112,492	1,367
*	Exactech Inc.	65,441	1,363
*,^	IsoRay Inc.	919,261	1,360
*	Sunshine Heart Inc.	394,025	1,359
*	Trevena Inc.	214,704	1,344
*	Addus HomeCare Corp.	47,575	1,325
*,^	AcelRx Pharmaceuticals Inc.	311,981	1,323
*	FibroGen Inc.	55,260	1,299
*	Targacept Inc.	465,200	1,298
*	Pfenex Inc.	65,404	1,269
*	Derma Sciences Inc.	172,896	1,238
*	Akebia Therapeutics Inc.	118,154	1,216
*,^	Fortress Biotech Inc.	358,090	1,203
*,^	Alimera Sciences Inc.	255,847	1,179
*	Synergetics USA Inc.	247,147	1,162
*	Assembly Biosciences Inc.	59,340	1,143
*	Medgenics Inc.	185,205	1,135
*	Enzo Biochem Inc.	364,352	1,104
	National Research Corp. Class A	76,636	1,089
*	Genesis Healthcare Inc.	164,682	1,087
*	Rexahn Pharmaceuticals Inc.	1,774,752	1,078
*	PharmAthene Inc.	595,509	1,072
*	Juniper Pharmaceuticals Inc.	116,377	1,065
*,^	Athersys Inc.	875,034	1,059
*	IRIDEX Corp.	125,699	1,037
*	Alphatec Holdings Inc.	744,858	1,028
*,^	Ampio Pharmaceuticals Inc.	430,081	1,019
*	AVEO Pharmaceuticals Inc.	580,376	1,010
*	Fibrocell Science Inc.	190,784	1,005
*	Applied Genetic Technologies Corp.	64,683	992
*,^	CorMedix Inc.	248,962	966
*	Cancer Genetics Inc.	81,516	959
*	Pain Therapeutics Inc.	550,735	953
*	Fonar Corp.	89,083	942
*	Tonix Pharmaceuticals Holding Corp.	102,595	920
*,^	Vital Therapies Inc.	43,004	907
*	pSivida Corp.	239,240	902
*	Castlight Health Inc. Class B	107,854	878
*,^	Biolase Inc.	481,518	838
*	Genocea Biosciences Inc.	59,742	820
*	Ardelyx Inc.	51,337	820

30

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*,^	CytoSorbents Corp.	132,788	815
*	Kindred Biosciences Inc.	119,334	814
*,^	Aduro Biotech Inc.	26,829	814
*	Palatin Technologies Inc.	894,320	796
*	TransEnterix Inc.	264,992	795
*	Veracyte Inc.	70,960	790
*	Sientra Inc.	31,028	783
*	Immune Design Corp.	37,533	775
*	Blueprint Medicines Corp.	29,154	772
	Enzon Pharmaceuticals Inc.	636,347	764
*	Corium International Inc.	55,200	756
*,^	NanoViricides Inc.	434,729	752
*	MediciNova Inc.	182,875	722
*	BIND Therapeutics Inc.	126,316	706
*	Imprivata Inc.	42,861	701
*	Adamas Pharmaceuticals Inc.	26,622	698
*	Mast Therapeutics Inc.	1,422,138	697
*	Ocular Therapeutix Inc.	32,962	693
*,^	Apricus Biosciences Inc.	403,328	690
*,^	TearLab Corp.	338,843	684
*	Celsion Corp.	287,944	677
*,^	Ohr Pharmaceutical Inc.	268,532	674
*,^	Cytori Therapeutics Inc.	1,207,838	673
*,^	iBio Inc.	706,956	672
*,^	Actinium Pharmaceuticals Inc.	252,588	669
*,^	Calithera Biosciences Inc.	93,328	666
*	EPIRUS Biopharmaceuticals Inc.	113,369	647
*,^	Caladrius Biosciences Inc.	338,138	632
*	Discovery Laboratories Inc.	909,648	619
*	Sharps Compliance Corp.	87,870	611
*	GlycoMimetics Inc.	76,072	605
*	MEI Pharma Inc.	352,989	604
*	Entellus Medical Inc.	23,275	602
*,^	Cellular Biomedicine Group Inc.	15,951	598
*,^	Brainstorm Cell Therapeutics Inc.	163,573	590
*,^	Galectin Therapeutics Inc.	214,759	586
*,^	Tenax Therapeutics Inc.	156,533	578
*	T2 Biosystems Inc.	35,301	573
*,^	Conatus Pharmaceuticals Inc.	109,855	566
*	Cumberland Pharmaceuticals Inc.	77,570	555
*	Hansen Medical Inc.	593,951	543
*	Vical Inc.	763,844	535
*	Biota Pharmaceuticals Inc.	253,762	525
*	Symmetry Surgical Inc.	58,567	511
*,^	Tokai Pharmaceuticals Inc.	38,023	506
	AdCare Health Systems Inc.	144,230	499
*,^	Hemispherx Biopharma Inc.	2,409,402	493
*	Lipocine Inc.	57,375	492
*	OncoGenex Pharmaceuticals Inc.	194,442	453
*	Achaogen Inc.	71,534	431
*	ImmunoCellular Therapeutics Ltd.	902,599	426
*	Trupanion Inc.	51,582	425
*	Icad Inc.	129,976	421
*	Paratek Pharmaceuticals Inc.	16,291	420
*,^	Second Sight Medical Products Inc.	30,832	420
*,^	Egalet Corp.	29,016	419
*	Evolent Health Inc. Class A	21,443	418
*	OXiGENE Inc.	295,218	413
*	Tobira Therapeutics Inc.	23,617	407
*,^	Acura Pharmaceuticals Inc.	408,034	403
*	Flex Pharma Inc.	23,413	403
*	GTx Inc.	273,443	402
*	StemCells Inc.	743,073	402
*,^	Bio-Path Holdings Inc.	343,727	395

31

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*,^	EnteroMedics Inc.	629,264	390
*	Avinger Inc.	30,060	388
*	Retractable Technologies Inc.	101,655	386
*	Collegium Pharmaceutical Inc.	21,560	385
*	Bovie Medical Corp.	137,849	385
*	CEL-SCI Corp.	565,375	373
*	aTyr Pharma Inc.	20,020	371
*	Vericel Corp.	103,098	368
*	ERBA Diagnostics Inc.	164,869	361
*	Cogentix Medical Inc.	213,016	345
*	Catabasis Pharmaceuticals Inc.	27,086	331
*	Ocera Therapeutics Inc.	86,764	330
*	Press Ganey Holdings Inc.	11,116	319
*	Glaukos Corp.	10,800	313
*	Cardica Inc.	627,032	313
*	Adamis Pharmaceuticals Corp.	71,583	301
*,^	Cyclacel Pharmaceuticals Inc.	367,420	294
*	Dipexium Pharmaceuticals Inc.	20,400	259
*,^	Atossa Genetics Inc.	227,960	258
*	Seres Therapeutics Inc.	6,171	256
*,^	NovaBay Pharmaceuticals Inc.	409,876	254
*	Misonix Inc.	26,024	247
*	Recro Pharma Inc.	18,937	245
*	Alliqua BioMedical Inc.	45,810	241
*	Amedica Corp.	409,740	234
*	Stereotaxis Inc.	159,766	230
*	Loxo Oncology Inc.	12,510	226
*	GenVec Inc.	109,194	223
*	CASI Pharmaceuticals Inc.	119,606	214
*	Galmed Pharmaceuticals Ltd.	21,221	213
*	Onconova Therapeutics Inc.	89,598	212
*,^	Wright Medical Group Inc. CVR Exp. 12/31/2049	52,493	210
*	Biodel Inc.	198,645	205
*	Neothetics Inc.	22,700	204
*,^	Agile Therapeutics Inc.	23,639	203
*	Asterias Biotherapeutics Inc.	43,506	200
*,^	Nanosphere Inc.	61,746	200
*,^	Abeona Therapeutics Inc.	39,500	200
*	Minerva Neurosciences Inc.	32,835	190
*	Ocata Therapeutics Inc.	35,823	189
*	Nivalis Therapeutics Inc.	12,320	187
*	Harvard Apparatus Regenerative Technology Inc.	129,448	185
*	Bioanalytical Systems Inc.	91,696	184
*,^	PhotoMedex Inc.	133,496	182
*	Cerulean Pharma Inc.	38,988	179
*	Fate Therapeutics Inc.	27,000	175
*	Argos Therapeutics Inc.	25,450	174
*,^	Cleveland BioLabs Inc.	38,901	169
*	Opexa Therapeutics Inc.	368,438	164
*	RXi Pharmaceuticals Corp.	333,672	163
*	MGC Diagnostics Corp.	30,659	161
*,^	Oculus Innovative Sciences Inc.	111,961	160
*,^	Venaxis Inc.	351,244	157
*	KaloBios Pharmaceuticals Inc.	324,341	156
*	NephroGenex Inc.	23,135	154
*	Celator Pharmaceuticals Inc.	67,975	152
*,^	BG Medicine Inc.	263,804	145
*,^	Celladon Corp.	113,407	143
*	ARCA biopharma Inc.	122,059	140
*	Alexza Pharmaceuticals Inc.	128,704	140
*	PDI Inc.	96,370	138
*	Cymabay Therapeutics Inc.	49,260	132
*	Presbia plc	15,400	127
*	EndoChoice Holdings Inc.	7,650	125

32

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*,^	TetraLogic Pharmaceuticals Corp.	51,694	121
*	Marinus Pharmaceuticals Inc.	10,400	121
*	Proteon Therapeutics Inc.	6,600	118
*	Echo Therapeutics Inc.	64,674	109
*	CombiMatrix Corp.	64,337	104
*	Vermillion Inc.	49,637	103
*	AxoGen Inc.	32,487	102
*	Invitae Corp.	6,782	101
*	TriVascular Technologies Inc.	18,808	101
*,^	Rock Creek Pharmaceuticals Inc.	66,086	100
*	CAS Medical Systems Inc.	78,450	100
*	ProPhase Labs Inc.	72,896	98
*	Imprimis Pharmaceuticals Inc.	11,891	97
*	Chembio Diagnostics Inc.	19,255	95
*	American CareSource Holdings Inc.	51,566	94
*	SunLink Health Systems Inc.	60,871	92
*	Eleven Biotherapeutics Inc.	31,989	90
*	Hooper Holmes Inc.	472,677	90
*	SCYNEXIS Inc.	9,804	86
*	HTG Molecular Diagnostics Inc.	7,700	86
*	Tracon Pharmaceuticals Inc.	7,252	82
*	Escalon Medical Corp.	59,011	81
*	DARA BioSciences Inc.	89,081	81
*	Connecture Inc.	7,078	75
*	Signal Genetics Inc.	32,275	71
*	InspireMD Inc.	247,657	69
*	Evoke Pharma Inc.	12,473	65
*	InfuSystems Holdings Inc.	20,115	64
*	iRadimed Corp.	2,720	63
*	Perseon Corp.	29,310	55
*	Streamline Health Solutions Inc.	19,560	55
*	Authentidate Holding Corp.	279,777	54
*	Capnia Inc.	18,263	51
*	Ligand Pharmaceuticals Inc. Rights	395,811	49
*	Response Genetics Inc.	145,825	48
*	Cesca Therapeutics Inc.	54,283	46
*	MELA Sciences Inc.	39,564	45
*	Delcath Systems Inc.	46,529	45
*	VirtualScopics Inc.	16,180	44
	Daxor Corp.	6,305	43
*	CareDx Inc.	6,000	39
*,^	Immune Pharmaceuticals Inc.	20,027	39
*	Aquinox Pharmaceuticals Inc.	5,300	37
*	WaferGen Bio-systems Inc.	11,651	37
	Ligand Pharmaceuticals Inc. Rights	395,811	30
*,^	BioLife Solutions Inc.	15,025	29
*	NeuroMetrix Inc.	31,883	29
	AbbVie Inc.	417	28
*,^	Transgenomic Inc.	13,729	23
*	Roka Bioscience Inc.	7,900	21
*	Allied Healthcare Products Inc.	11,721	18
*	Heat Biologics Inc.	2,900	17
*	CollabRx Inc.	24,300	17
*	Ligand Pharmaceuticals Inc. Rights	395,811	16
	Span-America Medical Systems Inc.	705	13
*	Lpath Inc. Class A	44,704	12
	Diversicare Healthcare Services Inc.	953	12
*	ADMA Biologics Inc.	1,000	9
*	GlobeImmune Inc.	3,000	8
*	Arrhythmia Research Technology Inc.	1,175	7
*	Aradigm Corp.	891	7
*	Zosano Pharma Corp.	642	5
*	Electromed Inc.	2,500	5
	Kewaunee Scientific Corp.	214	4

33

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	Ligand Pharmaceuticals Inc. Rights	395,811	3
*	Oragenics Inc.	2,006	3
*	Aldeyra Therapeutics Inc.	200	2
*	American Shared Hospital Services	276	1
*	Medical Transcription Billing Corp.	288	1
			6,233,332
Industrials (13.6%)
*	United Continental Holdings Inc.	3,857,712	204,497
*	Verisk Analytics Inc. Class A	1,591,176	115,774
*	TransDigm Group Inc.	505,641	113,602
	Wabtec Corp.	975,693	91,949
*	Sensata Technologies Holding NV	1,721,564	90,795
*	IHS Inc. Class A	694,190	89,294
	Towers Watson & Co. Class A	699,452	87,991
	Alaska Air Group Inc.	1,309,197	84,352
*	Hertz Global Holdings Inc.	4,521,174	81,924
	Acuity Brands Inc.	438,595	78,938
	Fortune Brands Home & Security Inc.	1,609,241	73,735
*	Spirit AeroSystems Holdings Inc. Class A	1,320,952	72,798
	ManpowerGroup Inc.	793,108	70,888
*	WABCO Holdings Inc.	550,547	68,114
	Carlisle Cos. Inc.	661,696	66,249
*	Middleby Corp.	580,677	65,169
	IDEX Corp.	790,174	62,092
	Waste Connections Inc.	1,263,667	59,544
	B/E Aerospace Inc.	1,071,506	58,826
	Hubbell Inc. Class B	539,151	58,379
	Huntington Ingalls Industries Inc.	492,284	55,426
	AO Smith Corp.	768,567	55,321
*	JetBlue Airways Corp.	2,657,344	55,166
*	HD Supply Holdings Inc.	1,553,823	54,664
	KAR Auction Services Inc.	1,437,165	53,750
*	AECOM	1,518,676	50,238
	Allison Transmission Holdings Inc.	1,705,590	49,906
	Owens Corning	1,191,581	49,153
^	Chicago Bridge & Iron Co. NV	976,733	48,876
	Hexcel Corp.	976,970	48,594
*	Avis Budget Group Inc.	1,072,954	47,296
*	Old Dominion Freight Line Inc.	686,901	47,125
	Lincoln Electric Holdings Inc.	765,096	46,587
	AGCO Corp.	809,218	45,947
	Donaldson Co. Inc.	1,280,770	45,852
*	Spirit Airlines Inc.	737,069	45,772
	Lennox International Inc.	419,731	45,201
	Nordson Corp.	576,596	44,911
*	Colfax Corp.	966,705	44,613
	Orbital ATK Inc.	602,529	44,202
*	Kirby Corp.	565,643	43,362
	Graco Inc.	594,425	42,222
	Trinity Industries Inc.	1,578,760	41,727
*	Copart Inc.	1,153,256	40,918
*	Genesee & Wyoming Inc. Class A	520,335	39,639
	Toro Co.	558,251	37,838
*	Teledyne Technologies Inc.	358,248	37,799
	ITT Corp.	902,867	37,776
	RR Donnelley & Sons Co.	2,114,749	36,860
	MSC Industrial Direct Co. Inc. Class A	512,958	35,789
	Babcock & Wilcox Co.	1,084,710	35,578
	Curtiss-Wright Corp.	481,033	34,846
	Watsco Inc.	278,377	34,446
	Oshkosh Corp.	792,941	33,605
	Regal Beloit Corp.	454,261	32,975
	Triumph Group Inc.	499,558	32,966
	Air Lease Corp. Class A	967,151	32,786

34

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	Woodward Inc.	589,419	32,412
	EnerSys	450,805	31,687
	CLARCOR Inc.	508,187	31,630
	Deluxe Corp.	506,227	31,386
*	XPO Logistics Inc.	686,682	31,024
*	WESCO International Inc.	448,331	30,773
	EMCOR Group Inc.	635,549	30,360
	Landstar System Inc.	450,297	30,111
	SPX Corp.	415,929	30,109
*	Esterline Technologies Corp.	312,382	29,783
	CEB Inc.	339,240	29,534
	Crane Co.	497,610	29,225
*	Clean Harbors Inc.	540,815	29,063
	Covanta Holding Corp.	1,355,039	28,713
	KBR Inc.	1,462,445	28,488
	Valmont Industries Inc.	238,852	28,392
*,^	SolarCity Corp.	520,538	27,875
*	Generac Holdings Inc.	701,060	27,867
	Rollins Inc.	975,409	27,828
*	Moog Inc. Class A	392,093	27,713
	HEICO Corp.	471,569	27,492
	Kennametal Inc.	803,696	27,422
*	Polypore International Inc.	452,164	27,076
	Manitowoc Co. Inc.	1,380,288	27,054
	Timken Co.	735,771	26,907
*	USG Corp.	913,819	25,395
	Terex Corp.	1,065,559	24,774
*	Rexnord Corp.	1,032,230	24,681
*	Armstrong World Industries Inc.	459,780	24,497
	Allegiant Travel Co. Class A	136,431	24,268
	Healthcare Services Group Inc.	723,979	23,928
	GATX Corp.	445,141	23,659
*	KLX Inc.	534,766	23,599
*	Advisory Board Co.	430,640	23,543
	HNI Corp.	451,014	23,069
	Con-way Inc.	584,266	22,418
*,^	NOW Inc.	1,099,354	21,888
*	Dycom Industries Inc.	345,624	20,340
	Mueller Industries Inc.	575,890	19,995
	AMERCO	61,132	19,985
*	DigitalGlobe Inc.	711,747	19,779
	Hillenbrand Inc.	643,476	19,755
	Mobile Mini Inc.	469,163	19,724
*	Swift Transportation Co.	860,617	19,510
	Barnes Group Inc.	499,909	19,491
*	On Assignment Inc.	472,026	18,541
	Matson Inc.	439,238	18,466
*	TASER International Inc.	541,883	18,050
	Korn/Ferry International	511,141	17,772
	UniFirst Corp.	158,269	17,702
	Herman Miller Inc.	604,794	17,497
	ABM Industries Inc.	531,992	17,487
*	FTI Consulting Inc.	419,786	17,312
	Steelcase Inc. Class A	910,060	17,209
*	RBC Bearings Inc.	236,553	16,975
	Interface Inc. Class A	669,900	16,781
	Knight Transportation Inc.	625,614	16,729
*	Beacon Roofing Supply Inc.	503,147	16,715
	Applied Industrial Technologies Inc.	421,365	16,707
	Forward Air Corp.	314,017	16,411
*	Huron Consulting Group Inc.	230,904	16,184
*	Trex Co. Inc.	325,310	16,080
*	MRC Global Inc.	1,035,565	15,989
	Matthews International Corp. Class A	300,258	15,956

35

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	Tetra Tech Inc.	611,018	15,667
*	Proto Labs Inc.	231,247	15,605
	Apogee Enterprises Inc.	296,001	15,582
	MSA Safety Inc.	319,180	15,483
*	Navistar International Corp.	677,501	15,332
	Essendant Inc.	389,293	15,280
	West Corp.	501,945	15,109
	Watts Water Technologies Inc. Class A	286,395	14,850
*	Masonite International Corp.	210,837	14,782
	Mueller Water Products Inc. Class A	1,622,394	14,764
	Brink's Co.	492,727	14,501
*	Hub Group Inc. Class A	358,548	14,464
	Simpson Manufacturing Co. Inc.	423,292	14,392
	Aircastle Ltd.	633,734	14,367
	G&K Services Inc. Class A	202,288	13,986
	Actuant Corp. Class A	603,885	13,944
*	Atlas Air Worldwide Holdings Inc.	253,570	13,936
*	Astronics Corp.	192,594	13,653
*	WageWorks Inc.	336,022	13,592
*	TriMas Corp.	459,183	13,592
	AZZ Inc.	260,196	13,478
	Harsco Corp.	811,973	13,398
*	MasTec Inc.	673,239	13,377
	EnPro Industries Inc.	231,739	13,260
*	Hawaiian Holdings Inc.	554,743	13,175
*	Aerojet Rocketdyne Holdings Inc.	636,116	13,110
*	Meritor Inc.	998,126	13,095
	Granite Construction Inc.	367,803	13,061
	Franklin Electric Co. Inc.	401,839	12,991
*	TrueBlue Inc.	425,247	12,715
	Knoll Inc.	491,499	12,302
	Tennant Co.	187,506	12,252
	Brady Corp. Class A	484,282	11,981
	Werner Enterprises Inc.	451,867	11,862
	Insperity Inc.	231,140	11,765
	Exponent Inc.	262,582	11,758
	Albany International Corp.	292,593	11,645
	Kaman Corp.	277,444	11,636
^	Greenbrier Cos. Inc.	243,493	11,408
	Heartland Express Inc.	561,013	11,349
	John Bean Technologies Corp.	296,384	11,141
*	Chart Industries Inc.	309,927	11,080
	TAL International Group Inc.	346,485	10,949
	AAR Corp.	343,188	10,937
	US Ecology Inc.	218,664	10,653
	Universal Forest Products Inc.	203,741	10,601
^	Lindsay Corp.	119,824	10,534
	Cubic Corp.	220,869	10,509
	Standex International Corp.	130,819	10,456
	Comfort Systems USA Inc.	455,114	10,445
*	Saia Inc.	253,582	9,963
	General Cable Corp.	504,747	9,959
	AAON Inc.	442,037	9,955
	ESCO Technologies Inc.	263,814	9,869
	Sun Hydraulics Corp.	258,912	9,867
	CIRCOR International Inc.	180,345	9,834
	Astec Industries Inc.	232,536	9,725
*	Nortek Inc.	115,425	9,595
	Federal Signal Corp.	640,287	9,547
*	UTi Worldwide Inc.	941,627	9,407
*	Rush Enterprises Inc. Class A	355,897	9,328
	Briggs & Stratton Corp.	467,063	8,996
	Quanex Building Products Corp.	415,969	8,914
*	Wabash National Corp.	708,130	8,880

36

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	ACCO Brands Corp.	1,135,871	8,826
*	Team Inc.	217,050	8,736
	Encore Wire Corp.	196,634	8,709
*	Wesco Aircraft Holdings Inc.	570,272	8,640
*	RPX Corp.	509,633	8,613
*	Tutor Perini Corp.	392,946	8,480
	SkyWest Inc.	561,564	8,446
	Griffon Corp.	528,607	8,415
	Hyster-Yale Materials Handling Inc.	119,100	8,251
*	American Woodmark Corp.	150,258	8,242
	Multi-Color Corp.	126,756	8,097
*	Thermon Group Holdings Inc.	332,849	8,012
	Kforce Inc.	346,911	7,934
	Raven Industries Inc.	388,950	7,907
	McGrath RentCorp	258,142	7,855
	Resources Connection Inc.	488,117	7,854
	Primoris Services Corp.	394,697	7,815
*	Navigant Consulting Inc.	523,657	7,787
	ArcBest Corp.	244,125	7,763
	Altra Industrial Motion Corp.	283,194	7,697
*	Aegion Corp. Class A	398,676	7,551
*	ICF International Inc.	211,431	7,370
*	MYR Group Inc.	237,480	7,352
	Advanced Drainage Systems Inc.	242,602	7,116
	Kadant Inc.	148,499	7,009
*	Roadrunner Transportation Systems Inc.	270,992	6,992
*	Echo Global Logistics Inc.	213,863	6,985
*	Lydall Inc.	236,269	6,984
*	TriNet Group Inc.	271,410	6,880
*	Gibraltar Industries Inc.	335,095	6,826
*	PGT Inc.	457,678	6,641
	Viad Corp.	236,840	6,421
	H&E Equipment Services Inc.	321,198	6,414
*	Builders FirstSource Inc.	487,728	6,262
	Marten Transport Ltd.	288,008	6,250
	Gorman-Rupp Co.	220,761	6,199
*	Air Transport Services Group Inc.	585,189	6,139
*	DXP Enterprises Inc.	131,002	6,092
*	GrafTech International Ltd.	1,216,535	6,034
	Heidrick & Struggles International Inc.	230,951	6,023
	Titan International Inc.	557,022	5,982
*	Blount International Inc.	540,560	5,903
	Columbus McKinnon Corp.	234,673	5,867
	Celadon Group Inc.	262,660	5,432
*	CBIZ Inc.	560,514	5,403
	Quad/Graphics Inc.	290,840	5,383
	Ennis Inc.	289,201	5,376
*	Aerovironment Inc.	202,034	5,269
*	Patrick Industries Inc.	138,424	5,267
*	GP Strategies Corp.	156,082	5,188
	HEICO Corp. Class A	101,171	5,136
*	Continental Building Products Inc.	241,691	5,121
	National Presto Industries Inc.	62,835	5,047
	Douglas Dynamics Inc.	222,531	4,780
	Kelly Services Inc. Class A	307,324	4,717
	Alamo Group Inc.	85,190	4,655
*	Republic Airways Holdings Inc.	506,417	4,649
	NN Inc.	180,043	4,595
	American Railcar Industries Inc.	93,512	4,548
	American Science & Engineering Inc.	102,882	4,507
	Acacia Research Corp.	512,471	4,494
	Park-Ohio Holdings Corp.	91,537	4,436
*	Engility Holdings Inc.	173,850	4,374
*	SP Plus Corp.	167,379	4,370

37

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	NCI Building Systems Inc.	283,174	4,267
	Argan Inc.	100,719	4,062
*	Quality Distribution Inc.	261,049	4,036
*	Kratos Defense & Security Solutions Inc.	628,146	3,957
	Kimball International Inc. Class B	321,365	3,908
*,^	Plug Power Inc.	1,558,552	3,818
	LB Foster Co. Class A	109,779	3,799
*	PAM Transportation Services Inc.	60,728	3,525
*	Vicor Corp.	288,153	3,513
*	Great Lakes Dredge & Dock Corp.	570,045	3,397
*	YRC Worldwide Inc.	254,711	3,306
	Powell Industries Inc.	93,564	3,291
	Civeo Corp.	1,070,080	3,285
*	USA Truck Inc.	153,279	3,254
*	CAI International Inc.	154,875	3,189
*	Mistras Group Inc.	166,029	3,151
*,^	KEYW Holding Corp.	337,727	3,148
*	CRA International Inc.	112,616	3,139
*	PowerSecure International Inc.	209,736	3,096
	Insteel Industries Inc.	163,204	3,052
	FreightCar America Inc.	145,696	3,042
*	ARC Document Solutions Inc.	392,314	2,986
*,^	Virgin America Inc.	108,432	2,980
*	Ducommun Inc.	113,970	2,926
	VSE Corp.	53,937	2,886
*,^	Titan Machinery Inc.	194,806	2,870
*	Furmanite Corp.	350,498	2,846
	Barrett Business Services Inc.	77,325	2,808
*	Veritiv Corp.	75,874	2,766
	Global Brass & Copper Holdings Inc.	161,428	2,746
	Allied Motion Technologies Inc.	121,470	2,728
*	Vectrus Inc.	108,425	2,697
*	Franklin Covey Co.	129,602	2,630
*	Accuride Corp.	682,797	2,629
*	Xerium Technologies Inc.	142,441	2,592
*	Stock Building Supply Holdings Inc.	132,051	2,582
*	InnerWorkings Inc.	386,552	2,578
	CECO Environmental Corp.	226,847	2,570
*	Covenant Transportation Group Inc. Class A	99,704	2,499
*	Northwest Pipe Co.	122,641	2,498
*	Ply Gem Holdings Inc.	207,126	2,442
	CDI Corp.	182,449	2,372
*	Power Solutions International Inc.	43,139	2,330
*,^	FuelCell Energy Inc.	2,306,086	2,253
*	Orion Marine Group Inc.	302,193	2,182
*	Commercial Vehicle Group Inc.	300,536	2,167
*	Pendrell Corp.	1,566,640	2,146
	Houston Wire & Cable Co.	214,753	2,130
	LSI Industries Inc.	221,693	2,071
*,^	Layne Christensen Co.	223,136	1,997
*	Hill International Inc.	374,110	1,968
	Hurco Cos. Inc.	54,718	1,894
	Miller Industries Inc.	92,571	1,847
	Graham Corp.	86,506	1,773
*	Magnetek Inc.	51,098	1,758
*	Enphase Energy Inc.	222,564	1,694
*	Lawson Products Inc.	72,005	1,691
*	Sparton Corp.	61,541	1,681
	Dynamic Materials Corp.	145,729	1,603
*	TRC Cos. Inc.	148,140	1,504
	Universal Truckload Services Inc.	67,464	1,482
*,^	Cenveo Inc.	696,688	1,477
	Twin Disc Inc.	78,313	1,460
*,^	Capstone Turbine Corp.	3,525,690	1,448

38

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	NL Industries Inc.	188,506	1,397
*	Heritage-Crystal Clean Inc.	94,010	1,382
*	Casella Waste Systems Inc. Class A	246,116	1,381
	Global Power Equipment Group Inc.	175,608	1,363
*	Willis Lease Finance Corp.	72,406	1,330
*	Ameresco Inc. Class A	162,324	1,242
	Supreme Industries Inc. Class A	142,586	1,222
*	Milacron Holdings Corp.	55,588	1,094
	Omega Flex Inc.	29,030	1,093
*,^	ExOne Co.	95,320	1,058
*,^	Energy Recovery Inc.	366,165	1,003
*	LMI Aerospace Inc.	100,190	1,003
*	CPI Aerostructures Inc.	99,919	1,000
	Preformed Line Products Co.	26,149	986
*	PMFG Inc.	150,021	965
*	Hudson Technologies Inc.	264,340	923
*	Performant Financial Corp.	273,406	886
*	Adept Technology Inc.	122,966	885
	Hardinge Inc.	88,717	874
*,^	Manitex International Inc.	112,501	860
*	Astrotech Corp.	304,120	824
*	API Technologies Corp.	308,861	775
*	Sterling Construction Co. Inc.	189,534	758
	LS Starrett Co. Class A	48,097	721
*,^	Intersections Inc.	230,073	706
*	Active Power Inc.	351,001	706
	SIFCO Industries Inc.	47,261	704
*	Willdan Group Inc.	61,048	683
^	Baltic Trading Ltd.	410,213	656
	Eastern Co.	35,072	650
*	Rand Logistics Inc.	195,018	632
*	TransUnion	23,825	598
	Providence and Worcester Railroad Co.	31,838	552
*	Virco Manufacturing Corp.	190,592	543
*,^	Energous Corp.	69,614	536
*	Broadwind Energy Inc.	125,645	533
*	Univar Inc.	19,918	518
*,^	Revolution Lighting Technologies Inc.	446,198	518
*	Key Technology Inc.	39,089	516
*	Arotech Corp.	214,070	516
*	Radiant Logistics Inc.	69,828	510
*	American Superconductor Corp.	91,652	479
	Ecology and Environment Inc.	45,469	474
*	BlueLinx Holdings Inc.	481,942	463
*	Orion Energy Systems Inc.	177,072	444
*	NV5 Holdings Inc.	18,200	442
*	Ultralife Corp.	104,165	436
*	Innovative Solutions & Support Inc.	128,429	424
*,^	Odyssey Marine Exploration Inc.	888,995	418
*	Gencor Industries Inc.	43,110	417
*	Integrated Electrical Services Inc.	56,962	404
*	MFRI Inc.	62,526	378
	International Shipholding Corp.	57,723	368
*	Hudson Global Inc.	150,031	344
*	Patriot Transportation Holding Inc.	13,886	342
*	Taylor Devices Inc.	27,295	342
*	Fuel Tech Inc.	154,534	338
*	Tecumseh Products Co.	126,450	312
	RCM Technologies Inc.	53,636	304
*,^	MagneGas Corp.	248,883	299
*	Alpha Pro Tech Ltd.	130,478	292
*	Jewett-Cameron Trading Co. Ltd.	23,964	277
*	Volt Information Sciences Inc.	28,232	274
*	SL Industries Inc.	6,880	266

39

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	Transcat Inc.	26,809	253
*	Jason Industries Inc.	36,887	251
*	ARC Group Worldwide Inc.	46,342	246
*	Perma-Fix Environmental Services	61,835	236
*	Mastech Holdings Inc.	25,867	230
*	Metalico Inc.	408,583	208
*	Versar Inc.	52,841	208
*,^	ZBB Energy Corp.	228,976	202
*,^	Lightbridge Corp.	174,425	195
*	American Electric Technologies Inc.	38,260	195
*	Breeze-Eastern Corp.	15,615	180
*,^	Marathon Patent Group Inc.	59,741	173
*	General Finance Corp.	30,052	157
*	Swisher Hygiene Inc.	145,031	152
*	Rush Enterprises Inc. Class B	5,550	133
*	Air T Inc.	6,332	133
	Servotronics Inc.	19,902	132
*	Goldfield Corp.	77,900	129
*	HC2 Holdings Inc.	14,386	129
*	AMREP Corp.	22,243	113
*	CTPartners Executive Search Inc.	83,162	113
*,^	Real Goods Solar Inc. Class A	49,566	111
*	Erickson Inc.	24,851	108
*	Blue Earth Inc.	90,587	99
*,^	Spherix Inc.	183,253	88
*	Ideal Power Inc.	7,900	66
*	General Employment Enterprises Inc.	67,800	66
*	Neff Corp. Class A	5,659	57
*	Industrial Services of America Inc.	13,535	54
	Hubbell Inc. Class A	500	54
*	DLH Holdings Corp.	19,425	51
*	Lime Energy Co.	12,704	45
*	Essex Rental Corp.	47,845	39
*	Ocean Power Technologies Inc.	70,275	36
	Art's-Way Manufacturing Co. Inc.	5,943	28
*	LiqTech International Inc.	32,928	27
	Chicago Rivet & Machine Co.	951	27
*	Blue Bird Corp.	1,950	25
*	Tel-Instrument Electronics Corp.	3,304	16
	Espey Manufacturing & Electronics Corp.	566	15
*	Continental Materials Corp.	900	14
	EnviroStar Inc.	2,900	13
*	Digital Power Corp.	11,401	11
*	Micronet Enertec Technologies Inc.	3,100	10
*	Quest Resource Holding Corp.	7,825	8
	Compx International Inc.	679	8
	Acme United Corp.	309	6
	WSI Industries Inc.	805	5
			6,224,104
Information Technology (16.0%)
*	LinkedIn Corp. Class A	1,081,238	223,416
*	Twitter Inc.	5,356,118	193,999
	Activision Blizzard Inc.	5,060,207	122,508
*	Palo Alto Networks Inc.	701,150	122,491
*	FleetCor Technologies Inc.	763,175	119,101
*	ServiceNow Inc.	1,382,385	102,725
	Maxim Integrated Products Inc.	2,868,210	99,168
*	Splunk Inc.	1,265,546	88,107
*	SunEdison Inc.	2,944,020	88,056
	CDK Global Inc.	1,625,246	87,731
*	ANSYS Inc.	910,143	83,041
*	Synopsys Inc.	1,566,178	79,327
*	VMware Inc. Class A	870,710	74,655
*	Workday Inc. Class A	975,876	74,547

40

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	Gartner Inc.	840,804	72,124
	Global Payments Inc.	671,229	69,439
*	CoStar Group Inc.	328,251	66,064
	FactSet Research Systems Inc.	391,971	63,699
*	Trimble Navigation Ltd.	2,620,249	61,471
	Broadridge Financial Solutions Inc.	1,226,263	61,325
	IAC/InterActiveCorp	763,156	60,793
*	Fortinet Inc.	1,438,410	59,450
*	Cadence Design Systems Inc.	2,967,086	58,333
*	Zebra Technologies Corp.	522,395	58,012
	Marvell Technology Group Ltd.	4,345,706	57,298
	Avnet Inc.	1,381,775	56,805
*	Vantiv Inc. Class A	1,465,770	55,978
*	Arrow Electronics Inc.	970,035	54,128
	Jack Henry & Associates Inc.	829,055	53,640
*	Keysight Technologies Inc.	1,716,795	53,547
	Brocade Communications Systems Inc.	4,362,725	51,829
*	NCR Corp.	1,711,719	51,523
*	Informatica Corp.	1,057,508	51,257
*	ON Semiconductor Corp.	4,334,582	50,671
	SS&C Technologies Holdings Inc.	790,062	49,379
*	Tableau Software Inc. Class A	416,715	48,047
*	PTC Inc.	1,161,220	47,633
*	Ultimate Software Group Inc.	289,765	47,620
	CDW Corp.	1,315,913	45,110
*	Rackspace Hosting Inc.	1,201,725	44,692
*	WEX Inc.	391,851	44,659
*	Manhattan Associates Inc.	748,000	44,618
*	Tyler Technologies Inc.	341,469	44,179
*	Nuance Communications Inc.	2,513,415	44,010
	MAXIMUS Inc.	668,047	43,911
	Cognex Corp.	883,365	42,490
	Teradyne Inc.	2,174,999	41,956
	Jabil Circuit Inc.	1,964,334	41,821
	Atmel Corp.	4,231,342	41,700
*	Freescale Semiconductor Ltd.	1,032,373	41,264
*	ARRIS Group Inc.	1,345,015	41,157
*	Aspen Technology Inc.	893,275	40,689
*	Ingram Micro Inc.	1,582,242	39,604
	Cypress Semiconductor Corp.	3,364,792	39,570
*	VeriFone Systems Inc.	1,158,715	39,350
*,^	Zillow Group Inc. Class A	446,429	38,723
*	CommScope Holding Co. Inc.	1,265,315	38,605
*	Cavium Inc.	560,707	38,582
*	Verint Systems Inc.	622,077	37,788
*	Guidewire Software Inc.	711,301	37,649
*	CoreLogic Inc.	914,625	36,301
	DST Systems Inc.	286,167	36,051
	Belden Inc.	431,289	35,034
	FEI Co.	421,381	34,945
*	Genpact Ltd.	1,592,092	33,959
*	Microsemi Corp.	964,918	33,724
*	NetSuite Inc.	360,924	33,115
*	Integrated Device Technology Inc.	1,503,987	32,637
*	Synaptics Inc.	373,395	32,386
*	Qlik Technologies Inc.	926,019	32,374
	j2 Global Inc.	463,819	31,512
*	SolarWinds Inc.	673,783	31,082
*	IPG Photonics Corp.	362,884	30,909
*	Euronet Worldwide Inc.	499,074	30,793
	Solera Holdings Inc.	679,883	30,296
	National Instruments Corp.	1,025,391	30,208
*	Pandora Media Inc.	1,886,334	29,314
*	ACI Worldwide Inc.	1,182,525	29,055

41

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	Cree Inc.	1,106,228	28,795
*	Dealertrack Technologies Inc.	455,796	28,619
	Fair Isaac Corp.	314,541	28,554
*	Ciena Corp.	1,193,223	28,256
*	HomeAway Inc.	894,976	27,852
*	Yelp Inc. Class A	644,468	27,731
*	Infinera Corp.	1,314,171	27,571
*	JDS Uniphase Corp.	2,373,787	27,488
	Lexmark International Inc. Class A	621,420	27,467
	Blackbaud Inc.	473,894	26,988
*	ViaSat Inc.	445,020	26,817
	Mentor Graphics Corp.	995,305	26,306
	Leidos Holdings Inc.	633,805	25,587
	Sabre Corp.	1,073,745	25,555
	Convergys Corp.	1,001,974	25,540
	Booz Allen Hamilton Holding Corp. Class A	985,200	24,866
*	Demandware Inc.	333,914	23,735
*	Take-Two Interactive Software Inc.	857,777	23,649
	Diebold Inc.	657,421	23,010
*	Proofpoint Inc.	355,713	22,648
*	Blackhawk Network Holdings Inc.	545,785	22,486
	Plantronics Inc.	397,115	22,362
*	Cirrus Logic Inc.	642,940	21,879
*	Silicon Laboratories Inc.	402,328	21,730
	Littelfuse Inc.	227,564	21,594
*	Tech Data Corp.	372,508	21,442
*	Universal Display Corp.	413,659	21,399
*	EchoStar Corp. Class A	438,509	21,347
	Science Applications International Corp.	399,556	21,117
*	Fairchild Semiconductor International Inc. Class A	1,202,250	20,895
	SYNNEX Corp.	284,402	20,815
	InterDigital Inc.	365,659	20,802
*,^	3D Systems Corp.	1,065,476	20,798
*	Entegris Inc.	1,419,982	20,689
*	Electronics For Imaging Inc.	474,846	20,661
	MKS Instruments Inc.	540,634	20,512
	Advent Software Inc.	459,438	20,312
	Heartland Payment Systems Inc.	369,461	19,969
*	CACI International Inc. Class A	244,613	19,787
*	Ellie Mae Inc.	283,202	19,765
*	Zynga Inc. Class A	6,808,075	19,471
	Monolithic Power Systems Inc.	372,403	18,885
*	Finisar Corp.	1,053,434	18,825
*	CommVault Systems Inc.	431,119	18,284
*	comScore Inc.	342,204	18,226
*	Anixter International Inc.	277,497	18,079
	Tessera Technologies Inc.	474,785	18,032
	Dolby Laboratories Inc. Class A	445,208	17,666
*	Imperva Inc.	260,619	17,644
*	EPAM Systems Inc.	242,948	17,305
*	IGATE Corp.	361,106	17,221
*	PMC-Sierra Inc.	2,006,287	17,174
*	Cornerstone OnDemand Inc.	492,138	17,126
*	Synchronoss Technologies Inc.	372,952	17,055
*	Sanmina Corp.	837,759	16,889
*	Rambus Inc.	1,164,751	16,877
*	Cardtronics Inc.	454,425	16,836
	Intersil Corp. Class A	1,336,530	16,720
*,^	NeuStar Inc. Class A	561,434	16,400
*	FireEye Inc.	332,877	16,281
*	LogMeIn Inc.	249,731	16,105
	Vishay Intertechnology Inc.	1,376,454	16,077
*	WebMD Health Corp.	362,465	16,050
*	Polycom Inc.	1,369,279	15,665

42

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	MicroStrategy Inc. Class A	92,079	15,661
*,^	Knowles Corp.	863,455	15,629
*	OmniVision Technologies Inc.	589,161	15,433
*,^	Advanced Micro Devices Inc.	6,389,226	15,334
*	Coherent Inc.	241,433	15,326
*	Syntel Inc.	322,192	15,298
*,^	SunPower Corp. Class A	526,919	14,970
*	Plexus Corp.	340,612	14,946
	EVERTEC Inc.	684,002	14,528
*	Envestnet Inc.	357,859	14,468
*	Rovi Corp.	896,391	14,297
*	Virtusa Corp.	273,870	14,077
*	Progress Software Corp.	510,148	14,029
*	Infoblox Inc.	528,541	13,853
*	Acxiom Corp.	786,058	13,819
*,^	NetScout Systems Inc.	376,068	13,790
*	Itron Inc.	398,555	13,726
	Power Integrations Inc.	298,367	13,480
*	OSI Systems Inc.	188,955	13,376
*	Semtech Corp.	673,549	13,370
*	QLogic Corp.	902,414	12,805
*	Web.com Group Inc.	522,874	12,664
*	Insight Enterprises Inc.	417,700	12,493
*	Rogers Corp.	188,631	12,476
*	Cray Inc.	413,904	12,214
*	Zendesk Inc.	541,199	12,020
*,^	Endurance International Group Holdings Inc.	577,321	11,927
*	Benchmark Electronics Inc.	545,181	11,874
*	Cabot Microelectronics Corp.	250,416	11,797
*	Veeco Instruments Inc.	409,485	11,769
*,^	Gogo Inc.	546,872	11,719
*,^	InvenSense Inc.	765,966	11,566
*	Stamps.com Inc.	152,966	11,254
	NIC Inc.	611,802	11,184
*	ExlService Holdings Inc.	321,972	11,134
*	SPS Commerce Inc.	167,612	11,029
*	ScanSource Inc.	289,705	11,026
^	Ebix Inc.	337,554	11,008
*	Advanced Energy Industries Inc.	397,317	10,922
*	Bottomline Technologies de Inc.	392,334	10,911
*	Super Micro Computer Inc.	364,220	10,774
	Methode Electronics Inc.	388,788	10,672
*	BroadSoft Inc.	308,432	10,663
*	NETGEAR Inc.	352,032	10,568
	MTS Systems Corp.	152,704	10,529
*,^	VASCO Data Security International Inc.	348,487	10,521
	CSG Systems International Inc.	332,086	10,514
*	RealPage Inc.	534,574	10,194
	Badger Meter Inc.	160,095	10,164
*	Unisys Corp.	506,246	10,120
*	II-VI Inc.	526,321	9,990
*	TiVo Inc.	984,362	9,981
	Monotype Imaging Holdings Inc.	405,925	9,787
*	Sykes Enterprises Inc.	394,342	9,563
*	Shutterstock Inc.	157,869	9,257
*	Constant Contact Inc.	319,205	9,180
*	Kulicke & Soffa Industries Inc.	779,791	9,131
*	Diodes Inc.	375,108	9,044
	ADTRAN Inc.	550,974	8,953
*,^	LendingClub Corp.	600,133	8,852
*	Rofin-Sinar Technologies Inc.	312,714	8,631
	EarthLink Holdings Corp.	1,150,719	8,619
	Pegasystems Inc.	376,364	8,615
^	Ubiquiti Networks Inc.	265,886	8,486

43

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	Brooks Automation Inc.	740,617	8,480
*	Qualys Inc.	203,143	8,197
*	Newport Corp.	429,107	8,136
*	FARO Technologies Inc.	174,214	8,136
*	Marketo Inc.	289,379	8,120
	CTS Corp.	418,640	8,067
*	Paycom Software Inc.	233,908	7,988
*	Callidus Software Inc.	509,778	7,942
	Micrel Inc.	568,642	7,904
*	Monster Worldwide Inc.	1,208,581	7,904
	ManTech International Corp. Class A	271,039	7,860
*	Harmonic Inc.	1,141,887	7,799
*	Interactive Intelligence Group Inc.	169,634	7,544
*	Ixia	600,976	7,476
	AVX Corp.	553,023	7,444
*	Gigamon Inc.	223,251	7,365
*	RetailMeNot Inc.	412,729	7,359
*	M/A-COM Technology Solutions Holdings Inc.	190,533	7,288
*	Blucora Inc.	450,838	7,281
*	Lattice Semiconductor Corp.	1,211,156	7,134
*,^	Nimble Storage Inc.	252,499	7,085
*	Amkor Technology Inc.	1,167,640	6,983
	Epiq Systems Inc.	406,947	6,869
*	Xoom Corp.	321,425	6,768
*	Perficient Inc.	345,626	6,650
*	CalAmp Corp.	360,728	6,587
	TeleTech Holdings Inc.	242,963	6,579
	Integrated Silicon Solution Inc.	293,401	6,496
*	Glu Mobile Inc.	1,040,983	6,465
*	Eastman Kodak Co.	380,366	6,390
*	DTS Inc.	207,258	6,319
*	Bankrate Inc.	588,675	6,175
	Comtech Telecommunications Corp.	207,015	6,014
*	Actua Corp.	421,188	6,006
*	TTM Technologies Inc.	597,314	5,967
*	Exar Corp.	608,567	5,952
*	GrubHub Inc.	173,697	5,918
*	RealD Inc.	476,452	5,875
*	FormFactor Inc.	626,776	5,766
*	Ruckus Wireless Inc.	556,764	5,757
*	Ultratech Inc.	307,676	5,710
*	Global Cash Access Holdings Inc.	734,341	5,684
*	PROS Holdings Inc.	269,172	5,682
*	Internap Corp.	614,248	5,682
*	MaxLinear Inc.	466,723	5,647
*	Photronics Inc.	590,476	5,615
*	Inphi Corp.	245,044	5,602
	IXYS Corp.	363,993	5,569
*	XO Group Inc.	340,548	5,568
	Forrester Research Inc.	153,042	5,513
*	Fabrinet	293,142	5,491
*	LivePerson Inc.	555,561	5,450
	Cass Information Systems Inc.	96,888	5,447
*	Applied Micro Circuits Corp.	802,808	5,419
	Daktronics Inc.	440,330	5,222
*	CEVA Inc.	266,788	5,184
	Checkpoint Systems Inc.	489,973	4,988
*,^	Textura Corp.	178,925	4,980
*	GoDaddy Inc. Class A	176,189	4,967
*	Mercury Systems Inc.	338,351	4,953
*	Cvent Inc.	190,837	4,920
*	DHI Group Inc.	548,065	4,872
*	Comverse Inc.	240,958	4,838
*	Paylocity Holding Corp.	130,914	4,693

44

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	Intralinks Holdings Inc.	388,031	4,621
*	Rudolph Technologies Inc.	380,711	4,572
*	Tangoe Inc.	361,538	4,548
	Park Electrochemical Corp.	236,900	4,539
*	Quantum Corp.	2,630,793	4,420
*	Sigma Designs Inc.	362,310	4,322
	Pericom Semiconductor Corp.	322,556	4,242
*	Immersion Corp.	325,594	4,125
*	PDF Solutions Inc.	256,685	4,107
*	Xcerra Corp.	537,576	4,069
*	ShoreTel Inc.	593,276	4,022
*	GTT Communications Inc.	167,716	4,003
*	Barracuda Networks Inc.	99,174	3,929
*	SciQuest Inc.	261,554	3,874
	Black Box Corp.	191,044	3,821
*	ServiceSource International Inc.	698,015	3,818
	NVE Corp.	48,594	3,810
*	Dot Hill Systems Corp.	616,329	3,772
*	Silver Spring Networks Inc.	300,833	3,733
*	HubSpot Inc.	74,828	3,710
*	Nanometrics Inc.	227,956	3,675
	Cohu Inc.	274,907	3,637
*	ePlus Inc.	47,333	3,628
*	GSI Group Inc.	231,441	3,479
*	Sonus Networks Inc.	501,575	3,471
*	Lionbridge Technologies Inc.	557,958	3,443
*	DSP Group Inc.	327,888	3,387
	Hackett Group Inc.	244,667	3,286
*,^	Digimarc Corp.	72,626	3,278
*	Kimball Electronics Inc.	223,884	3,266
*	Multi-Fineline Electronix Inc.	146,316	3,198
*	Rally Software Development Corp.	164,156	3,193
*	Bazaarvoice Inc.	541,894	3,192
	PC Connection Inc.	128,681	3,184
*	Limelight Networks Inc.	807,075	3,180
*	SunEdison Semiconductor Ltd.	182,550	3,153
*	Calix Inc.	395,508	3,010
*	Zix Corp.	576,409	2,980
*	Axcelis Technologies Inc.	972,247	2,878
*	Q2 Holdings Inc.	99,443	2,809
*,^	Benefitfocus Inc.	63,201	2,771
*,^	Oclaro Inc.	1,221,029	2,760
*	EnerNOC Inc.	281,450	2,730
*	Angie's List Inc.	438,498	2,701
*	MoneyGram International Inc.	293,357	2,696
*	Liquidity Services Inc.	275,947	2,657
*	Extreme Networks Inc.	951,407	2,559
*	Agilysys Inc.	275,844	2,532
*	ChannelAdvisor Corp.	211,482	2,527
*	United Online Inc.	159,505	2,499
*	Digi International Inc.	259,604	2,479
*	Kopin Corp.	699,562	2,414
*	Silicon Graphics International Corp.	372,577	2,411
	American Software Inc. Class A	253,431	2,408
*	Ciber Inc.	693,306	2,392
*	QuinStreet Inc.	364,344	2,350
*	Seachange International Inc.	332,118	2,328
*	PFSweb Inc.	165,875	2,299
	Alliance Fiber Optic Products Inc.	118,299	2,194
*	Mattson Technology Inc.	640,198	2,145
	ModusLink Global Solutions Inc.	628,003	2,135
	Mesa Laboratories Inc.	23,819	2,118
*	Telenav Inc.	262,782	2,115
	Reis Inc.	95,175	2,111

45

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	Electro Rent Corp.	194,234	2,109
*	TeleCommunication Systems Inc. Class A	627,394	2,077
*	Vishay Precision Group Inc.	134,589	2,027
*	Brightcove Inc.	293,776	2,015
*	Jive Software Inc.	367,226	1,928
	QAD Inc. Class A	72,824	1,925
*,^	VirnetX Holding Corp.	458,227	1,925
*	KVH Industries Inc.	141,215	1,899
*	Autobytel Inc.	117,254	1,875
*,^	Maxwell Technologies Inc.	312,031	1,863
	Electro Scientific Industries Inc.	352,666	1,859
*	Covisint Corp.	542,518	1,774
*	Napco Security Technologies Inc.	308,069	1,765
*	Carbonite Inc.	147,389	1,741
*	Violin Memory Inc.	707,985	1,735
*	Rubicon Project Inc.	115,393	1,726
	Bel Fuse Inc. Class B	83,649	1,716
*	PRGX Global Inc.	388,163	1,704
*	TrueCar Inc.	141,351	1,695
*	EMCORE Corp.	278,902	1,679
*	Guidance Software Inc.	197,121	1,670
*	Key Tronic Corp.	151,757	1,650
*	Ultra Clean Holdings Inc.	259,703	1,618
*	Datalink Corp.	179,336	1,603
*	Amtech Systems Inc.	151,920	1,578
*,^	Box Inc.	84,443	1,574
	Marchex Inc. Class B	315,637	1,562
*	NeoPhotonics Corp.	166,848	1,523
*	Clearfield Inc.	95,527	1,520
*	Rocket Fuel Inc.	181,859	1,491
*,^	Park City Group Inc.	116,869	1,448
*	Intevac Inc.	246,824	1,444
*	RealNetworks Inc.	263,432	1,425
	Information Services Group Inc.	286,405	1,369
*	Kemet Corp.	472,705	1,361
*	Rosetta Stone Inc.	166,194	1,326
*,^	Coupons.com Inc.	121,428	1,310
*	PCM Inc.	130,304	1,307
*	Mitek Systems Inc.	343,466	1,302
*,^	Research Frontiers Inc.	243,141	1,298
*,^	Hortonworks Inc.	51,274	1,298
*	Model N Inc.	108,905	1,297
*	BSQUARE Corp.	190,833	1,294
*,^	MicroVision Inc.	419,474	1,258
*	Cascade Microtech Inc.	81,534	1,241
	MOCON Inc.	76,909	1,227
*	AXT Inc.	480,778	1,212
*	Higher One Holdings Inc.	397,965	1,190
*	Fitbit Inc.	30,938	1,183
	Computer Task Group Inc.	150,250	1,160
*,^	Pixelworks Inc.	191,583	1,127
*	Applied Optoelectronics Inc.	64,863	1,126
*	Support.com Inc.	777,497	1,096
	Evolving Systems Inc.	121,127	1,085
*,^	Neonode Inc.	367,326	1,084
*	Varonis Systems Inc.	48,834	1,079
*	Aviat Networks Inc.	831,846	1,048
*	Novatel Wireless Inc.	321,296	1,044
	TESSCO Technologies Inc.	51,332	1,017
	Communications Systems Inc.	95,107	1,000
*	Frequency Electronics Inc.	87,892	991
	PC-Tel Inc.	137,482	987
*	Everyday Health Inc.	76,905	983
*	Imation Corp.	241,612	981

46

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	WidePoint Corp.	585,429	978
	Astro-Med Inc.	66,474	951
*,^	Millennial Media Inc.	585,858	949
	Aware Inc.	233,234	940
*	Marin Software Inc.	138,635	934
*	MoSys Inc.	476,614	906
*	Yodlee Inc.	62,533	903
	Richardson Electronics Ltd.	111,383	900
*	TubeMogul Inc.	62,177	889
	TransAct Technologies Inc.	131,907	881
*	Unwired Planet Inc.	1,416,757	878
*	A10 Networks Inc.	135,943	875
*	Travelzoo Inc.	76,489	863
*	Numerex Corp. Class A	100,710	860
*,^	Digital Turbine Inc.	281,770	851
*	SolarEdge Technologies Inc.	22,426	815
*	Planar Systems Inc.	186,221	812
*	Cyan Inc.	154,234	808
*	iPass Inc.	769,307	808
*	ID Systems Inc.	130,603	797
*,^	QuickLogic Corp.	499,819	795
*	TechTarget Inc.	88,578	791
*	Radisys Corp.	308,614	790
*	USA Technologies Inc.	289,974	783
*	FalconStor Software Inc.	483,752	769
*,^	OPOWER Inc.	66,716	768
*	Mattersight Corp.	130,130	768
*	Inuvo Inc.	246,699	755
*	Qumu Corp.	87,644	722
*	CyberOptics Corp.	71,296	721
*	Five9 Inc.	132,948	695
*,^	MeetMe Inc.	407,439	693
*,^	CVD Equipment Corp.	61,875	691
*	eGain Corp.	137,529	689
*	ANADIGICS Inc.	919,180	671
*	MobileIron Inc.	111,152	657
*	GSI Technology Inc.	125,379	653
*	Perceptron Inc.	61,568	650
*	Innodata Inc.	244,930	644
*	Planet Payment Inc.	264,894	641
*	Demand Media Inc.	99,404	632
*	Data I/O Corp.	181,910	622
*	Datawatch Corp.	88,183	616
*	Alpha & Omega Semiconductor Ltd.	70,183	613
*	Zhone Technologies Inc.	269,808	604
*,^	Rubicon Technology Inc.	247,968	603
*	Rightside Group Ltd.	88,951	602
*	New Relic Inc.	17,054	600
*	LRAD Corp.	298,088	593
	NCI Inc. Class A	57,008	589
*	Aerohive Networks Inc.	76,990	537
*	PAR Technology Corp.	108,671	534
	ClearOne Inc.	40,805	527
*	Audience Inc.	107,565	526
*	Hutchinson Technology Inc.	302,407	517
*,^	Vringo Inc.	923,984	513
*	Wireless Telecom Group Inc.	233,098	506
*	Tremor Video Inc.	173,068	504
*	Amber Road Inc.	71,413	501
*,^	Infosonics Corp.	187,832	500
*	CUI Global Inc.	98,435	498
*,^	YuMe Inc.	90,803	492
*	Black Knight Financial Services Inc. Class A	15,880	490
*	Alarm.com Holdings Inc.	30,850	474

47

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	Identiv Inc.	78,620	463
*	Onvia Inc.	108,561	462
*	Spark Networks Inc.	146,920	451
	TheStreet Inc.	245,823	445
	CSP Inc.	63,690	442
*	Edgewater Technology Inc.	58,364	426
*	LoJack Corp.	121,917	421
*	IEC Electronics Corp.	91,854	413
	Concurrent Computer Corp.	65,290	405
*	ClearSign Combustion Corp.	73,560	398
*	Westell Technologies Inc. Class A	398,465	394
	Optical Cable Corp.	112,873	388
*	Apigee Corp.	37,913	376
*,^	ParkerVision Inc.	970,651	364
*	Care.com Inc.	59,613	353
	GlobalSCAPE Inc.	100,216	330
*,^	Digital Ally Inc.	23,421	324
*	GSE Systems Inc.	200,594	311
*	Internet Patents Corp.	101,239	306
	QAD Inc. Class B	14,091	304
*,^	Uni-Pixel Inc.	118,015	303
*	NetSol Technologies Inc.	58,519	301
*,^	InterCloud Systems Inc.	110,884	295
*	Meru Networks Inc.	181,079	293
*	StarTek Inc.	48,825	288
*,^	Crossroads Systems Inc.	177,804	272
*	Echelon Corp.	325,078	260
*	Smith Micro Software Inc.	206,890	238
*	eMagin Corp.	89,691	237
*,^	LiveDeal Inc.	92,889	235
*	Lantronix Inc.	140,583	232
*,^	Wave Systems Corp. Class A	395,991	230
*	BroadVision Inc.	37,841	227
*	Intermolecular Inc.	109,027	215
*	LGL Group Inc.	48,029	213
*	Envivio Inc.	111,854	213
*	Netlist Inc.	373,420	207
*	Sonic Foundry Inc.	29,857	201
*,^	Voltari Corp.	34,193	193
*	MaxPoint Interactive Inc.	23,138	187
*	Exa Corp.	16,564	185
*,^	NXT-ID Inc.	74,610	178
*	Asure Software Inc.	27,280	165
*	RELM Wireless Corp.	33,347	164
*	GigOptix Inc.	91,285	155
*	Appfolio Inc.	10,800	152
*	Synacor Inc.	90,342	145
*,^	Viggle Inc.	70,627	145
*	Ikanos Communications Inc.	67,292	139
*	Selectica Inc.	26,243	138
*	MINDBODY Inc. Class A	9,319	129
*	Workiva Inc.	9,175	127
*	Luna Innovations Inc.	117,791	121
	Bel Fuse Inc. Class A	5,719	118
*	Image Sensing Systems Inc.	33,500	116
*	LightPath Technologies Inc. Class A	63,678	112
*	Speed Commerce Inc.	382,327	107
*	Resonant Inc.	33,900	101
*	STR Holdings Inc.	80,704	96
*	Remark Media Inc.	23,604	96
*	TSR Inc.	27,043	95
*	Applied DNA Sciences Inc.	30,702	95
*	Document Security Systems Inc.	357,332	95
*	Acorn Energy Inc.	208,597	92

48

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	ATRM Holdings Inc.	21,572	89
	RF Industries Ltd.	20,988	89
*	Majesco Entertainment Co.	59,583	88
*	Liquid Holdings Group Inc.	407,491	87
*,^	Ascent Solar Technologies Inc.	154,538	85
*,^	xG Technology Inc.	285,249	80
	Wayside Technology Group Inc.	3,272	65
*	Iteris Inc.	36,017	64
*	inTEST Corp.	12,602	55
*	MRV Communications Inc.	4,500	55
*	Looksmart Ltd.	84,826	53
*	Bridgeline Digital Inc.	28,875	52
*	Xplore Technologies Corp.	8,900	52
*	Intellicheck Mobilisa Inc.	35,937	50
*,^	Superconductor Technologies Inc.	46,993	49
*	Net Element Inc.	121,384	47
*	Sysorex Global Holdings Corp.	26,596	41
*	Sevcon Inc.	3,344	34
*	Sutron Corp.	3,900	33
*	Giga-tronics Inc.	18,200	31
*	RMG Networks Holding Corp.	34,785	30
*	Interphase Corp.	36,447	28
*	SigmaTron International Inc.	2,686	24
*	ADDvantage Technologies Group Inc.	10,200	24
*	Upland Software Inc.	2,300	21
*	Control4 Corp.	2,203	20
*	Daegis Inc.	31,670	19
	Vicon Industries Inc.	12,700	17
*	Finjan Holdings Inc.	11,665	16
*	Dataram Corp.	6,839	14
*	TigerLogic Corp.	31,880	11
*	Qualstar Corp.	9,220	11
*	Majesco	2,019	11
*	IntriCon Corp.	1,104	8
*	Aehr Test Systems	3,200	7
*	Inventergy Global Inc.	14,967	5
*,^	WPCS International Inc.	2,914	5
*	Cartesian Inc.	1,281	4
*	Technical Communications Corp.	958	3
*	LGL Group Inc. Warrants Exp. 06/08/2018	238,900	2
*	Glowpoint Inc.	1,550	1
*	MAM Software Group Inc.	200	1
	SMTP Inc.	100	1
*	Local Corp.	3,697	—
*	Blonder Tongue Laboratories Inc.	300	—
			7,304,238
Materials (4.8%)
	Celanese Corp. Class A	1,547,532	111,237
	Ashland Inc.	627,800	76,529
*	Crown Holdings Inc.	1,411,573	74,686
*	WR Grace & Co.	737,696	73,991
	RPM International Inc.	1,349,167	66,069
	Albemarle Corp.	1,132,943	62,618
	Packaging Corp. of America	1,000,537	62,524
	Valspar Corp.	757,862	62,008
	Steel Dynamics Inc.	2,441,946	50,585
	NewMarket Corp.	106,928	47,464
	Graphic Packaging Holding Co.	3,321,768	46,272
	Reliance Steel & Aluminum Co.	752,179	45,492
	Huntsman Corp.	2,056,754	45,393
	Bemis Co. Inc.	987,848	44,463
	Cytec Industries Inc.	727,417	44,031
	Sonoco Products Co.	1,022,965	43,844
	Royal Gold Inc.	660,967	40,709

49

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	AptarGroup Inc.	633,940	40,426
*	Berry Plastics Group Inc.	1,210,536	39,221
	Eagle Materials Inc.	509,324	38,877
	PolyOne Corp.	904,230	35,419
*	Platform Specialty Products Corp.	1,293,627	33,091
	Sensient Technologies Corp.	471,942	32,252
	United States Steel Corp.	1,477,101	30,458
*	Axalta Coating Systems Ltd.	908,510	30,053
*,2	Chemours Co.	1,830,700	29,296
	Westlake Chemical Corp.	417,579	28,642
	Compass Minerals International Inc.	341,315	28,036
	Domtar Corp.	655,061	27,119
	Scotts Miracle-Gro Co. Class A	453,360	26,843
	Axiall Corp.	711,649	25,655
*	Louisiana-Pacific Corp.	1,444,459	24,599
	Cabot Corp.	652,791	24,343
	Minerals Technologies Inc.	351,527	23,950
	Silgan Holdings Inc.	422,067	22,268
	Olin Corp.	785,833	21,178
	HB Fuller Co.	512,008	20,798
	KapStone Paper and Packaging Corp.	858,750	19,854
	Carpenter Technology Corp.	511,099	19,769
*	Chemtura Corp.	681,096	19,282
	Commercial Metals Co.	1,173,343	18,867
	Balchem Corp.	313,248	17,454
*	Ferro Corp.	887,150	14,886
	Worthington Industries Inc.	490,448	14,743
*	Boise Cascade Co.	401,147	14,714
	Kaiser Aluminum Corp.	176,306	14,647
*	Stillwater Mining Co.	1,223,615	14,182
*	Headwaters Inc.	747,663	13,622
	A Schulman Inc.	298,608	13,055
	Schweitzer-Mauduit International Inc.	309,019	12,324
	Greif Inc. Class A	341,486	12,242
	Quaker Chemical Corp.	135,371	12,026
	Innophos Holdings Inc.	221,601	11,665
	Globe Specialty Metals Inc.	647,213	11,456
*	Clearwater Paper Corp.	194,380	11,138
	Innospec Inc.	245,835	11,072
*	Resolute Forest Products Inc.	966,568	10,874
	Stepan Co.	194,283	10,513
	Calgon Carbon Corp.	534,391	10,356
	OM Group Inc.	307,738	10,340
	TimkenSteel Corp.	381,293	10,291
*	RTI International Metals Inc.	323,545	10,198
	Hecla Mining Co.	3,817,473	10,040
	Neenah Paper Inc.	169,345	9,985
	PH Glatfelter Co.	445,027	9,786
	Tronox Ltd. Class A	625,237	9,147
	Materion Corp.	251,027	8,849
	SunCoke Energy Inc.	675,911	8,787
*	LSB Industries Inc.	212,468	8,677
*	Kraton Performance Polymers Inc.	340,028	8,120
	Deltic Timber Corp.	119,937	8,113
*	Coeur Mining Inc.	1,330,791	7,599
	Rayonier Advanced Materials Inc.	438,882	7,136
*	AK Steel Holding Corp.	1,785,185	6,909
	Haynes International Inc.	138,462	6,829
*	Intrepid Potash Inc.	571,749	6,827
^	Cliffs Natural Resources Inc.	1,556,456	6,739
	Myers Industries Inc.	343,928	6,535
*	Horsehead Holding Corp.	551,055	6,458
*	Flotek Industries Inc.	502,995	6,302
	Tredegar Corp.	265,349	5,867

50

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	Mercer International Inc.	420,229	5,749
*	Century Aluminum Co.	521,567	5,440
	Koppers Holdings Inc.	219,705	5,431
	Wausau Paper Corp.	587,693	5,395
	Rock-Tenn Co. Class A	88,568	5,332
	Schnitzer Steel Industries Inc.	273,450	4,777
*	US Concrete Inc.	116,160	4,401
*	Summit Materials Inc. Class A	160,853	4,102
	Hawkins Inc.	99,920	4,036
*	OMNOVA Solutions Inc.	507,608	3,802
	American Vanguard Corp.	273,759	3,778
*,^	Senomyx Inc.	633,468	3,395
	FutureFuel Corp.	218,599	2,813
	Kronos Worldwide Inc.	253,524	2,779
*,^	McEwen Mining Inc.	2,869,523	2,752
*	Rentech Inc.	2,518,646	2,695
	Olympic Steel Inc.	142,471	2,485
*	AEP Industries Inc.	43,696	2,412
*	Handy & Harman Ltd.	67,552	2,341
*	Trinseo SA	76,162	2,044
	Ampco-Pittsburgh Corp.	108,830	1,645
	Chase Corp.	40,999	1,630
*	Trecora Resources	107,720	1,627
*	Core Molding Technologies Inc.	69,089	1,578
	KMG Chemicals Inc.	52,863	1,345
*	Universal Stainless & Alloy Products Inc.	65,389	1,285
*	Real Industry Inc.	110,399	1,253
	Gold Resource Corp.	430,623	1,188
	Synalloy Corp.	81,626	1,118
*,^	AM Castle & Co.	179,050	1,105
*	Codexis Inc.	280,856	1,092
	United States Lime & Minerals Inc.	18,713	1,088
^	Noranda Aluminum Holding Corp.	760,607	646
*	General Moly Inc.	795,578	563
*,^	BioAmber Inc.	54,859	472
*	UFP Technologies Inc.	19,823	415
*	Ryerson Holding Corp.	44,582	406
*	TOR Minerals International Inc.	59,129	370
*	Solitario Exploration & Royalty Corp.	381,460	240
*	Comstock Mining Inc.	375,990	220
*,^	Marrone Bio Innovations Inc.	109,858	217
^	Walter Energy Inc.	694,123	151
*	Verso Corp.	188,538	124
*	US Antimony Corp.	181,971	124
*	Mines Management Inc.	201,878	99
*,^	Paramount Gold Nevada Corp.	61,524	94
*,^	Golden Minerals Co.	176,026	62
*	Metabolix Inc.	7,416	28
*	Tecnoglass Inc.	1,400	18
*	Timberline Resources Corp.	30,567	17
*,^	Midway Gold Corp.	942,686	16
*	Northern Technologies International Corp.	700	11
	Friedman Industries Inc.	763	5
			2,164,925
Other (0.0%) [3]
*	Leap Wireless International Inc CVR	524,960	1,323
*	Furiex Pharmaceuticals Inc. CVR	77,743	760
*	Adolor Corp. Rights Exp. 07/01/2019	596,841	310
*	Camco Financial Corp. Warrants Expire 11/06/2017	45,300	303
*	Chelsea Therapeutics International Ltd. CVR Exp. 12/31/2016	912,063	100
*	Cubist Pharmaceuticals, Inc. CVR	178,549	23
*	Ambit Biosciences Corp. CVR Rights	22,388	14
*	Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	131,308	—
*	Gerber Scientific Inc. CVR	161,151	—

51

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	Magnum Hunter Resources Corp. Warrants Expire 4/15/2016	143,287	—
*	Trubion Pharmaceuticals Inc. CVR	49,686	—
*	Kaiser Ventures LLC	36,800	—
*	American Medical Alert Corp.	17,992	—
			2,833
Telecommunication Services (1.1%)
*	SBA Communications Corp. Class A	1,312,409	150,888
*	T-Mobile US Inc.	2,700,834	104,711
*,^	Sprint Corp.	8,043,626	36,679
	Telephone & Data Systems Inc.	997,400	29,324
	Cogent Communications Holdings Inc.	429,577	14,537
*	Zayo Group Holdings Inc.	418,828	10,772
	Consolidated Communications Holdings Inc.	470,835	9,892
	Shenandoah Telecommunications Co.	254,220	8,702
*	Cincinnati Bell Inc.	2,265,030	8,652
*	Vonage Holdings Corp.	1,738,304	8,535
*	8x8 Inc.	896,327	8,031
	Atlantic Tele-Network Inc.	113,522	7,842
*	General Communication Inc. Class A	412,265	7,013
*	Iridium Communications Inc.	759,905	6,908
	Inteliquent Inc.	368,722	6,784
	Windstream Holdings Inc.	1,015,147	6,477
*	United States Cellular Corp.	162,214	6,111
*	Premiere Global Services Inc.	570,399	5,869
*	inContact Inc.	586,779	5,791
*,^	Globalstar Inc.	2,553,434	5,388
*	FairPoint Communications Inc.	293,928	5,355
	Spok Holdings Inc.	303,727	5,115
*	RingCentral Inc. Class A	241,318	4,462
	IDT Corp. Class B	198,344	3,586
*	Pacific DataVision Inc.	78,922	3,325
*	ORBCOMM Inc.	472,249	3,188
	Lumos Networks Corp.	203,956	3,017
*,^	Straight Path Communications Inc. Class B	89,282	2,928
*,^	Intelsat SA	172,879	1,715
*	Boingo Wireless Inc.	194,249	1,604
*	Hawaiian Telcom Holdco Inc.	55,817	1,457
*	Alaska Communications Systems Group Inc.	569,430	1,367
*,^	Towerstream Corp.	587,898	1,052
*	NTELOS Holdings Corp.	177,294	819
*	Alteva Inc.	66,535	478
*	Elephant Talk Communications Corp.	687,554	268
*,^	One Horizon Group Inc.	9,300	29
			488,671
Utilities (3.0%)
	American Water Works Co. Inc.	1,814,945	88,261
	Alliant Energy Corp.	1,145,363	66,110
*	Calpine Corp.	3,459,472	62,236
	UGI Corp.	1,753,344	60,403
	OGE Energy Corp.	2,023,287	57,805
	Atmos Energy Corp.	1,024,117	52,517
	ITC Holdings Corp.	1,573,382	50,631
	National Fuel Gas Co.	859,516	50,617
	Westar Energy Inc. Class A	1,340,584	45,875
	Aqua America Inc.	1,793,483	43,922
	MDU Resources Group Inc.	1,974,558	38,563
	Great Plains Energy Inc.	1,566,613	37,849
	Questar Corp.	1,781,325	37,248
	Cleco Corp.	614,177	33,073
	Vectren Corp.	843,256	32,448
	Hawaiian Electric Industries Inc.	1,087,946	32,345
*	Dynegy Inc.	1,091,308	31,921
	IDACORP Inc.	516,140	28,976
	Piedmont Natural Gas Co. Inc.	798,107	28,181

52

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2015

					Market
					Value
				Shares	($000)
	WGL Holdings Inc.			505,118	27,423
	UIL Holdings Corp.			577,105	26,443
	Portland General Electric Co.			794,338	26,340
	Southwest Gas Corp.			473,607	25,201
	TerraForm Power Inc. Class A			640,755	24,336
	New Jersey Resources Corp.			867,715	23,906
	NorthWestern Corp.			476,886	23,248
	Laclede Group Inc.			439,209	22,865
	ONE Gas Inc.			530,805	22,591
	ALLETE Inc.			454,769	21,097
	Black Hills Corp.			467,264	20,396
	PNM Resources Inc.			820,523	20,185
	Avista Corp.			580,836	17,803
	South Jersey Industries Inc.			701,502	17,348
*	Talen Energy Corp.			845,955	14,517
	American States Water Co.			383,045	14,322
	El Paso Electric Co.			412,762	14,306
	Ormat Technologies Inc.			374,074	14,095
	MGE Energy Inc.			357,404	13,842
	Pattern Energy Group Inc. Class A			449,323	12,752
	Northwest Natural Gas Co.			281,471	11,872
	California Water Service Group			487,467	11,139
	NRG Yield Inc.			480,517	10,519
	Otter Tail Corp.			388,521	10,335
	Empire District Electric Co.			457,372	9,971
	Chesapeake Utilities Corp.			171,789	9,251
	NRG Yield Inc. Class A			344,386	7,573
	SJW Corp.			166,594	5,113
	Unitil Corp.			149,496	4,936
	Middlesex Water Co.			182,287	4,112
	Connecticut Water Service Inc.			97,460	3,329
*,^	Vivint Solar Inc.			222,703	2,710
	York Water Co.			120,354	2,511
	Genie Energy Ltd. Class B			180,831	1,893
	Artesian Resources Corp. Class A			84,630	1,785
	Delta Natural Gas Co. Inc.			76,795	1,544
*	Cadiz Inc.			135,942	1,181
*	Pure Cycle Corp.			170,046	884
	Gas Natural Inc.			42,068	433
*	US Geothermal Inc.			628,192	333
	Spark Energy Inc. Class A			10,337	163
*	American DG Energy Inc.			65,246	26
					1,383,610
Total Common Stocks (Cost $33,440,156)					45,432,773

		Coupon
Temporary Cash Investments (1.8%)[1]
Money Market Fund (1.8%)
4,5	Vanguard Market Liquidity Fund	0.137%		794,287,106	794,287

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
6	Fannie Mae Discount Notes	0.070%	7/15/15	3,000	3,000
7	Federal Home Loan Bank Discount Notes	0.085%	7/15/15	5,000	5,000

53

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
7,8 Federal Home Loan Bank Discount Notes	0.088%	7/31/15	10,000	9,999
				17,999
Total Temporary Cash Investments (Cost $812,286)				812,286
Total Investments (101.4%) (Cost $34,252,442)				46,245,059
Other Assets and Liabilities—Net (-1.4%)[5]				(623,256)
Net Assets (100%)				45,621,803

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $592,672,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 1.5%, respectively, of net assets.
2 Security will be issued after June 30, 2015, pursuant to a spin-off. Security was purchased by the fund on a when-issued basis because the issuer will be part of the benchmark index.
3 “Other” represents securities that are not classified by the fund’s benchmark index.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $632,117,000 of collateral received for securities on loan.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
8 Securities with a value of $5,100,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

54

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55

© 2015 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA982 082015

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
Common Stocks (99.2%)[1]
Basic Materials (2.7%)
	Dow Chemical Co.	20,484,918	1,048,213
	EI du Pont de Nemours & Co.	16,048,243	1,026,285
	LyondellBasell Industries NV Class A	6,732,892	696,989
	Praxair Inc.	5,112,668	611,219
	PPG Industries Inc.	4,819,400	552,882
	Ecolab Inc.	4,777,468	540,188
	Air Products & Chemicals Inc.	3,412,651	466,953
	International Paper Co.	7,457,192	354,888
	Freeport-McMoRan Inc.	18,518,393	344,813
	Sigma-Aldrich Corp.	2,159,677	300,951
	Mosaic Co.	5,846,211	273,895
	CF Industries Holdings Inc.	4,228,965	271,838
	Nucor Corp.	5,638,050	248,469
	Alcoa Inc.	21,618,260	241,044
	Newmont Mining Corp.	9,353,536	218,499
	Celanese Corp. Class A	2,700,813	194,134
	Eastman Chemical Co.	2,349,539	192,239
	International Flavors & Fragrances Inc.	1,425,654	155,810
	Ashland Inc.	1,214,816	148,086
*	WR Grace & Co.	1,257,500	126,127
	Airgas Inc.	1,188,093	125,677
	FMC Corp.	2,342,540	123,100
	RPM International Inc.	2,343,779	114,775
	Albemarle Corp.	1,980,429	109,458
	Avery Dennison Corp.	1,594,837	97,189
	CONSOL Energy Inc.	4,062,960	88,329
	Steel Dynamics Inc.	4,001,652	82,894
	NewMarket Corp.	186,524	82,796
	Huntsman Corp.	3,650,704	80,571
	Reliance Steel & Aluminum Co.	1,275,949	77,169
	Cytec Industries Inc.	1,257,070	76,090
*	Axalta Coating Systems Ltd.	2,241,905	74,162
	Royal Gold Inc.	1,087,462	66,977
*	Platform Specialty Products Corp.	2,589,958	66,251
	PolyOne Corp.	1,592,997	62,398
	Allegheny Technologies Inc.	1,918,752	57,946
	Sensient Technologies Corp.	840,148	57,416
	United States Steel Corp.	2,564,368	52,877
	Compass Minerals International Inc.	594,908	48,866
	Westlake Chemical Corp.	703,996	48,287
*	Polypore International Inc.	792,352	47,446
	Domtar Corp.	1,133,292	46,918
	Axiall Corp.	1,234,161	44,492
	Minerals Technologies Inc.	609,905	41,553
	Cabot Corp.	1,013,018	37,775
	Olin Corp.	1,364,493	36,773
	HB Fuller Co.	881,175	35,793
*	Chemtura Corp.	1,259,917	35,668
	KapStone Paper and Packaging Corp.	1,523,817	35,231
	Carpenter Technology Corp.	883,911	34,190
	Commercial Metals Co.	2,059,000	33,109
	Balchem Corp.	544,248	30,326
^	US Silica Holdings Inc.	943,236	27,693
	Kaiser Aluminum Corp.	319,526	26,546
*	Ferro Corp.	1,542,564	25,884
*	Cambrex Corp.	567,091	24,918
	Worthington Industries Inc.	828,492	24,904
*	Stillwater Mining Co.	2,135,018	24,745
	A Schulman Inc.	489,083	21,383
	Innophos Holdings Inc.	382,340	20,126
	Globe Specialty Metals Inc.	1,131,777	20,032

1

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	Quaker Chemical Corp.	224,922	19,982
*	Clearwater Paper Corp.	327,570	18,770
	Innospec Inc.	411,662	18,541
	Stepan Co.	338,390	18,310
	Calgon Carbon Corp.	943,025	18,276
	OM Group Inc.	530,490	17,824
	Neenah Paper Inc.	297,644	17,549
	Hecla Mining Co.	6,662,890	17,523
*	RTI International Metals Inc.	547,738	17,265
	PH Glatfelter Co.	759,646	16,705
	Tronox Ltd. Class A	1,069,584	15,648
	SunCoke Energy Inc.	1,117,656	14,530
*	LSB Industries Inc.	340,485	13,905
*	Kraton Performance Polymers Inc.	576,047	13,756
	Deltic Timber Corp.	197,940	13,389
*	Resolute Forest Products Inc.	1,181,815	13,295
*	Coeur Mining Inc.	2,274,454	12,987
	Rayonier Advanced Materials Inc.	756,011	12,293
*	Intrepid Potash Inc.	1,006,086	12,013
	Aceto Corp.	482,251	11,878
*	Horsehead Holding Corp.	989,542	11,597
*,^	AK Steel Holding Corp.	2,941,405	11,383
	Haynes International Inc.	218,357	10,769
^	Cliffs Natural Resources Inc.	2,471,709	10,703
^	Peabody Energy Corp.	4,823,800	10,564
	Tredegar Corp.	447,128	9,886
*	Century Aluminum Co.	861,083	8,981
	Koppers Holdings Inc.	340,761	8,424
	Wausau Paper Corp.	759,712	6,974
	American Vanguard Corp.	447,969	6,182
*	Westmoreland Coal Co.	284,715	5,916
	Hawkins Inc.	145,286	5,868
*	OMNOVA Solutions Inc.	758,640	5,682
*	Real Industry Inc.	473,759	5,377
*	Veritiv Corp.	146,119	5,328
*	Cloud Peak Energy Inc.	1,080,356	5,034
	Kronos Worldwide Inc.	453,713	4,973
	FutureFuel Corp.	379,548	4,885
*	Rentech Inc.	3,927,391	4,202
*,^	Senomyx Inc.	754,931	4,046
*,^	FMSA Holdings Inc.	486,042	3,981
	Chase Corp.	99,106	3,939
	KMG Chemicals Inc.	125,460	3,192
	Olympic Steel Inc.	165,902	2,893
*	Handy & Harman Ltd.	71,880	2,491
*,^	Uranium Energy Corp.	1,526,062	2,426
	Gold Resource Corp.	829,570	2,290
*	Universal Stainless & Alloy Products Inc.	113,899	2,238
	Synalloy Corp.	162,094	2,221
	Ampco-Pittsburgh Corp.	123,647	1,870
	Hallador Energy Co.	194,631	1,623
*	Codexis Inc.	406,990	1,583
*,^	Arch Coal Inc.	3,799,395	1,292
*,^	Alpha Natural Resources Inc.	3,933,388	1,188
	Noranda Aluminum Holding Corp.	1,225,395	1,042
*	Northern Technologies International Corp.	62,556	1,007
*	Ryerson Holding Corp.	105,810	963
*	Univar Inc.	35,410	922
*	General Moly Inc.	1,063,551	753
*	NL Industries Inc.	92,843	688
*	Comstock Mining Inc.	1,064,293	623
*,^	Energy Fuels Inc.	129,641	577
*,^	Marrone Bio Innovations Inc.	288,282	571
	Friedman Industries Inc.	86,825	543

2

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*,^	Uni-Pixel Inc.	197,660	508
	United-Guardian Inc.	21,119	403
*	Solitario Exploration & Royalty Corp.	537,224	338
	Empire Resources Inc.	78,065	316
*,^	Metabolix Inc.	83,374	313
*,^	Uranium Resources Inc.	330,446	311
^	Walter Energy Inc.	1,190,409	260
*,^	Golden Minerals Co.	688,429	242
*	Dynasil Corp. of America	158,073	236
*	Verso Corp.	346,556	229
*,^	Paramount Gold Nevada Corp.	114,323	175
	Centrus Energy Corp. Class A	31,192	129
*	Ikonics Corp.	6,410	97
*	Mines Management Inc.	186,423	91
*,^	Midway Gold Corp.	1,950,997	33
*	TOR Minerals International Inc.	2,580	16
*	Finjan Holdings Inc.	6,800	9
			10,788,090
Consumer Goods (9.7%)
	Procter & Gamble Co.	48,005,718	3,755,967
	Coca-Cola Co.	69,554,512	2,728,623
	PepsiCo Inc.	26,240,276	2,449,267
	Philip Morris International Inc.	27,481,791	2,203,215
	Altria Group Inc.	34,863,996	1,705,198
	NIKE Inc. Class B	12,155,330	1,313,019
	Mondelez International Inc. Class A	27,531,503	1,132,646
	Colgate-Palmolive Co.	16,037,089	1,048,986
	Ford Motor Co.	68,996,006	1,035,630
	Monsanto Co.	8,509,093	906,984
	Kraft Foods Group Inc.	10,499,667	893,942
	General Motors Co.	25,589,952	852,913
	Kimberly-Clark Corp.	6,451,399	683,655
	General Mills Inc.	10,662,656	594,123
	Johnson Controls Inc.	11,618,812	575,480
	Reynolds American Inc.	7,346,357	548,479
	Archer-Daniels-Midland Co.	11,100,258	535,254
*,^	Tesla Motors Inc.	1,682,833	451,437
	Delphi Automotive plc	5,134,316	436,879
	VF Corp.	6,106,066	425,837
*	Monster Beverage Corp.	2,717,804	364,240
	Estee Lauder Cos. Inc. Class A	4,064,582	352,237
*	Electronic Arts Inc.	5,286,528	351,554
	Constellation Brands Inc. Class A	2,874,224	333,467
	ConAgra Foods Inc.	7,556,382	330,365
	Mead Johnson Nutrition Co.	3,570,077	322,092
	Stanley Black & Decker Inc.	2,782,736	292,855
	Kellogg Co.	4,396,215	275,643
*	Under Armour Inc. Class A	3,174,238	264,858
	Dr Pepper Snapple Group Inc.	3,395,252	247,514
	Whirlpool Corp.	1,397,915	241,909
	Clorox Co.	2,290,632	238,272
	Hanesbrands Inc.	7,075,769	235,765
	Genuine Parts Co.	2,562,550	229,425
	Tyson Foods Inc. Class A	5,370,984	228,965
	BorgWarner Inc.	3,993,120	226,969
	Hershey Co.	2,541,247	225,739
	Activision Blizzard Inc.	8,997,509	217,830
	JM Smucker Co.	1,993,294	216,093
	Bunge Ltd.	2,435,191	213,810
	Harley-Davidson Inc.	3,745,758	211,073
*	Mohawk Industries Inc.	1,093,827	208,812
	Newell Rubbermaid Inc.	4,774,209	196,268
	Brown-Forman Corp. Class B	1,908,456	191,189
	Church & Dwight Co. Inc.	2,340,652	189,897

3

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	Molson Coors Brewing Co. Class B	2,579,356	180,065
	Campbell Soup Co.	3,595,430	171,322
	Coach Inc.	4,865,441	168,393
	PVH Corp.	1,453,713	167,468
*	Jarden Corp.	3,219,585	166,614
	Polaris Industries Inc.	1,121,292	166,075
	Snap-on Inc.	1,027,733	163,666
	Coca-Cola Enterprises Inc.	3,749,056	162,859
	McCormick & Co. Inc.	1,956,852	158,407
	DR Horton Inc.	5,776,923	158,057
	Keurig Green Mountain Inc.	2,056,083	157,558
	Lear Corp.	1,386,399	155,637
	Mattel Inc.	5,962,600	153,179
*	WhiteWave Foods Co. Class A	3,105,533	151,798
	Harman International Industries Inc.	1,267,487	150,755
	Hasbro Inc.	1,979,009	148,010
	Edgewell Personal Care Co.	1,121,555	147,541
*	LKQ Corp.	4,803,387	145,278
	Lennar Corp. Class A	2,835,904	144,745
	Ralph Lauren Corp. Class A	1,083,156	143,367
	Goodyear Tire & Rubber Co.	4,749,607	143,201
*	Michael Kors Holdings Ltd.	3,368,183	141,767
	Leucadia National Corp.	5,509,322	133,766
	Hormel Foods Corp.	2,327,812	131,219
*	WABCO Holdings Inc.	1,008,811	124,810
*	Hain Celestial Group Inc.	1,805,552	118,914
	PulteGroup Inc.	5,820,252	117,278
	Leggett & Platt Inc.	2,342,838	114,049
*	lululemon athletica Inc.	1,746,168	114,025
*	Middleby Corp.	1,011,262	113,494
*	Toll Brothers Inc.	2,817,317	107,593
	Ingredion Inc.	1,267,930	101,193
	Carter's Inc.	911,139	96,854
*	NVR Inc.	68,664	92,010
	Pinnacle Foods Inc.	1,995,997	90,898
	Brunswick Corp.	1,624,423	82,618
*	Skechers U.S.A. Inc. Class A	748,284	82,154
*	Visteon Corp.	775,756	81,439
	Gentex Corp.	4,933,613	81,010
*	Tempur Sealy International Inc.	1,069,914	70,507
	Flowers Foods Inc.	3,128,729	66,173
*	GoPro Inc. Class A	1,193,743	62,934
*,^	Herbalife Ltd.	1,136,276	62,597
	Dana Holding Corp.	2,964,933	61,018
*	Tenneco Inc.	1,019,081	58,536
*	TreeHouse Foods Inc.	715,734	57,996
*	Post Holdings Inc.	972,885	52,468
*	Fossil Group Inc.	752,433	52,189
	Pool Corp.	724,251	50,828
*	Vista Outdoor Inc.	1,127,290	50,615
*	Helen of Troy Ltd.	517,230	50,425
	Nu Skin Enterprises Inc. Class A	1,063,840	50,139
	Tupperware Brands Corp.	751,448	48,498
	Thor Industries Inc.	858,191	48,299
*	Kate Spade & Co.	2,238,815	48,224
	Wolverine World Wide Inc.	1,687,161	48,050
	Avon Products Inc.	7,661,078	47,958
	Scotts Miracle-Gro Co. Class A	803,629	47,583
*	G-III Apparel Group Ltd.	667,126	46,932
*	Steven Madden Ltd.	1,018,620	43,577
	Coty Inc. Class A	1,335,914	42,709
*	Darling Ingredients Inc.	2,897,553	42,478
	Spectrum Brands Holdings Inc.	414,523	42,277
*	Deckers Outdoor Corp.	576,694	41,505

4

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	HNI Corp.	783,895	40,096
*	TRI Pointe Homes Inc.	2,541,248	38,881
*	Take-Two Interactive Software Inc.	1,397,993	38,543
*	Boston Beer Co. Inc. Class A	162,871	37,784
	Ryland Group Inc.	805,906	37,370
*	Zynga Inc. Class A	12,939,008	37,006
	Vector Group Ltd.	1,563,201	36,673
*	Gentherm Inc.	629,278	34,554
	Cooper Tire & Rubber Co.	1,012,074	34,238
	Lancaster Colony Corp.	350,175	31,813
	Snyder's-Lance Inc.	983,662	31,743
	Columbia Sportswear Co.	507,103	30,659
	J&J Snack Foods Corp.	266,211	29,462
	Herman Miller Inc.	1,009,553	29,206
	B&G Foods Inc.	1,021,811	29,152
*	Meritage Homes Corp.	614,299	28,927
	Interface Inc. Class A	1,117,614	27,996
	Dean Foods Co.	1,726,046	27,910
*	Select Comfort Corp.	916,292	27,553
^	Sanderson Farms Inc.	365,293	27,455
^	Pilgrim's Pride Corp.	1,182,580	27,164
*	American Axle & Manufacturing Holdings Inc.	1,286,389	26,898
	Steelcase Inc. Class A	1,410,323	26,669
	Fresh Del Monte Produce Inc.	689,515	26,657
	KB Home	1,590,322	26,399
	Cal-Maine Foods Inc.	503,752	26,296
*	Dorman Products Inc.	534,534	25,476
	La-Z-Boy Inc.	914,369	24,084
*	Standard Pacific Corp.	2,673,765	23,823
	Drew Industries Inc.	403,087	23,387
*	Fitbit Inc.	611,720	23,386
	Universal Corp.	404,417	23,181
	Oxford Industries Inc.	260,719	22,800
	WD-40 Co.	248,272	21,639
	Schweitzer-Mauduit International Inc.	514,214	20,507
*	Iconix Brand Group Inc.	818,098	20,428
	Knoll Inc.	810,863	20,296
	MDC Holdings Inc.	675,488	20,244
*	Tumi Holdings Inc.	961,973	19,740
*	Crocs Inc.	1,329,639	19,559
	Andersons Inc.	480,402	18,736
*	Seaboard Corp.	5,093	18,330
*	TiVo Inc.	1,752,355	17,769
*	ACCO Brands Corp.	1,980,908	15,392
*	Diamond Foods Inc.	489,697	15,367
	Libbey Inc.	363,610	15,028
*,^	iRobot Corp.	467,715	14,911
*,^	Wayfair Inc.	392,168	14,761
*	Cooper-Standard Holding Inc.	235,643	14,485
	Briggs & Stratton Corp.	747,396	14,395
*	USANA Health Sciences Inc.	103,143	14,096
*	Universal Electronics Inc.	265,058	13,210
	Coca-Cola Bottling Co. Consolidated	85,956	12,985
	Nutrisystem Inc.	512,121	12,742
	Calavo Growers Inc.	244,744	12,710
	Callaway Golf Co.	1,367,000	12,221
	Ethan Allen Interiors Inc.	460,209	12,122
	Standard Motor Products Inc.	344,987	12,116
*	Taylor Morrison Home Corp. Class A	586,912	11,950
	Lennar Corp. Class B	270,198	11,651
	Tootsie Roll Industries Inc.	357,958	11,566
	Remy International Inc.	520,661	11,512
*	Cavco Industries Inc.	150,851	11,380
	Winnebago Industries Inc.	471,633	11,126

5

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	Glu Mobile Inc.	1,768,753	10,984
	Phibro Animal Health Corp. Class A	279,720	10,892
*	Nautilus Inc.	493,496	10,615
	Inter Parfums Inc.	308,573	10,470
*	M/I Homes Inc.	408,346	10,074
*	DTS Inc.	327,606	9,989
*	Motorcar Parts of America Inc.	318,369	9,580
*	Blount International Inc.	865,771	9,454
*	RealD Inc.	753,527	9,291
*	Unifi Inc.	272,402	9,125
*	Modine Manufacturing Co.	842,113	9,036
*	Tower International Inc.	342,821	8,930
*	Beazer Homes USA Inc.	446,602	8,910
*,^	Sequential Brands Group Inc.	559,225	8,551
	Titan International Inc.	795,454	8,543
	Movado Group Inc.	310,748	8,440
	John B Sanfilippo & Son Inc.	152,319	7,905
*	Century Communities Inc.	391,006	7,871
*	Revlon Inc. Class A	211,989	7,782
	Superior Industries International Inc.	419,432	7,680
	National Presto Industries Inc.	94,028	7,552
*	WCI Communities Inc.	307,837	7,508
	Arctic Cat Inc.	225,505	7,489
*	William Lyon Homes Class A	283,518	7,278
*,^	Eastman Kodak Co.	431,999	7,258
*	Boulder Brands Inc.	1,026,090	7,121
*	Medifast Inc.	197,637	6,388
*	Federal-Mogul Holdings Corp.	558,230	6,336
*	Malibu Boats Inc. Class A	309,834	6,225
*,^	Elizabeth Arden Inc.	427,797	6,100
	Kimball International Inc. Class B	484,324	5,889
*,^	LGI Homes Inc.	283,214	5,602
*,^	Freshpet Inc.	296,043	5,506
*,^	Hovnanian Enterprises Inc. Class A	2,033,036	5,408
*	Fox Factory Holding Corp.	330,931	5,321
*	Central Garden & Pet Co. Class A	450,283	5,138
*	Omega Protein Corp.	368,871	5,072
*	Perry Ellis International Inc.	208,575	4,958
	Bassett Furniture Industries Inc.	173,781	4,937
*	Stoneridge Inc.	419,204	4,909
	Flexsteel Industries Inc.	108,026	4,655
	Hooker Furniture Corp.	185,294	4,653
*,^	Jamba Inc.	293,398	4,545
	Cherokee Inc.	155,519	4,383
*	National Beverage Corp.	191,717	4,312
	Culp Inc.	135,933	4,214
	Strattec Security Corp.	60,661	4,167
*,^	JAKKS Pacific Inc.	410,773	4,063
	Metaldyne Performance Group Inc.	222,786	4,044
*	Vera Bradley Inc.	357,670	4,031
*	ZAGG Inc.	500,070	3,961
*	Black Diamond Inc.	414,555	3,830
*	Nutraceutical International Corp.	147,820	3,657
	Limoneira Co.	161,888	3,599
*	Central Garden & Pet Co.	333,932	3,526
	Orchids Paper Products Co.	146,324	3,522
	Alliance One International Inc.	146,469	3,502
*	Vince Holding Corp.	287,634	3,446
*	Inventure Foods Inc.	329,041	3,340
	Superior Uniform Group Inc.	178,068	2,945
	Rocky Brands Inc.	154,882	2,896
	Oil-Dri Corp. of America	93,772	2,849
	Weyco Group Inc.	95,177	2,838
*	Core Molding Technologies Inc.	121,996	2,786

6

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	Seneca Foods Corp. Class A	99,386	2,760
*	New Home Co. Inc.	157,021	2,705
	MGP Ingredients Inc.	156,935	2,640
	Escalade Inc.	141,344	2,599
*	Dixie Group Inc.	247,124	2,595
*	Skullcandy Inc.	300,771	2,307
*	Farmer Bros Co.	94,199	2,214
	Nature's Sunshine Products Inc.	160,581	2,208
	Alico Inc.	47,911	2,173
	Lifetime Brands Inc.	146,847	2,169
*	Lipocine Inc.	232,988	1,999
*	Lifeway Foods Inc.	95,840	1,839
	Griffin Industrial Realty Inc.	56,504	1,810
*	Fuel Systems Solutions Inc.	239,103	1,788
*	Primo Water Corp.	302,815	1,732
*	LeapFrog Enterprises Inc.	1,202,231	1,683
	Johnson Outdoors Inc. Class A	69,364	1,634
*	Shiloh Industries Inc.	122,722	1,589
*	Craft Brew Alliance Inc.	143,568	1,588
*,^	Quiksilver Inc.	2,253,858	1,494
*	Delta Apparel Inc.	103,278	1,477
	A-Mark Precious Metals Inc.	135,994	1,424
	Crown Crafts Inc.	172,388	1,379
*	Lakeland Industries Inc.	111,042	1,270
	LS Starrett Co. Class A	79,002	1,185
	Marine Products Corp.	166,467	1,039
*,^	Quantum Fuel Systems Technologies Worldwide Inc.	469,988	1,039
*,^	American Apparel Inc.	1,996,100	978
*	Castle Brands Inc.	702,060	976
*	LoJack Corp.	276,852	955
*	Reed's Inc.	146,919	915
*	Blyth Inc.	141,026	895
	Rocky Mountain Chocolate Factory Inc.	65,046	857
*	Lifevantage Corp.	1,527,409	810
*,^	Female Health Co.	415,043	747
*,^	S&W Seed Co.	145,557	710
*	Stanley Furniture Co. Inc.	230,972	686
	Tandy Leather Factory Inc.	77,119	663
*	Mannatech Inc.	30,000	537
*	US Auto Parts Network Inc.	236,188	520
*	Coffee Holding Co. Inc.	96,178	479
	Kewaunee Scientific Corp.	28,882	475
*,^	RiceBran Technologies	114,553	389
	Acme United Corp.	20,357	368
*	Charles & Colvard Ltd.	233,777	353
*	Vuzix Corp.	58,056	348
*	Summer Infant Inc.	163,915	331
*,^	Alpha Pro Tech Ltd.	144,506	324
*,^	Clean Diesel Technologies Inc.	174,532	321
*	Nova Lifestyle Inc.	165,476	309
*	Skyline Corp.	72,991	215
	Emerson Radio Corp.	183,685	213
*	Cyanotech Corp.	22,482	213
*	Reliv International Inc.	134,178	169
*	Joe's Jeans Inc.	839,567	160
*,^	Rock Creek Pharmaceuticals Inc.	101,436	154
*	Tofutti Brands Inc.	34,800	146
*	P&F Industries Inc. Class A	16,709	145
*,^	DS Healthcare Group Inc.	51,862	130
*	Comstock Holding Cos. Inc. Class A	227,285	127
*,^	Ceres Inc.	55,918	109
*	Natural Alternatives International Inc.	17,720	100
*	CCA Industries Inc.	27,573	87
*	Hovnanian Enterprises Inc. Class B	19,300	79

7

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	Willamette Valley Vineyards Inc.	10,817	75
	Compx International Inc.	5,846	68
*	Crystal Rock Holdings Inc.	60,150	45
*	CTI Industries Corp.	11,946	43
	Golden Enterprises Inc.	9,731	40
*	Ocean Bio-Chem Inc.	9,942	35
*,^	Vapor Corp.	96,929	31
*	Koss Corp.	12,072	28
*	MYOS Corp.	2,175	8
			39,126,777
Consumer Services (13.9%)
	Walt Disney Co.	27,063,328	3,089,008
*	Amazon.com Inc.	6,610,523	2,869,562
	Home Depot Inc.	23,080,394	2,564,924
	Comcast Corp. Class A	39,329,679	2,365,287
	CVS Health Corp.	19,937,577	2,091,053
	Wal-Mart Stores Inc.	25,908,861	1,837,716
	McDonald's Corp.	17,003,840	1,616,555
	Starbucks Corp.	25,240,586	1,353,274
	Walgreens Boots Alliance Inc.	15,484,383	1,307,501
	Time Warner Inc.	13,967,600	1,220,908
*	eBay Inc.	19,369,378	1,166,811
	Lowe's Cos. Inc.	16,935,275	1,134,155
*	Priceline Group Inc.	918,288	1,057,289
	Costco Wholesale Corp.	7,791,477	1,052,317
	Twenty-First Century Fox Inc. Class A	29,946,694	974,615
	McKesson Corp.	4,121,683	926,596
	Target Corp.	11,274,127	920,307
	Time Warner Cable Inc.	5,005,533	891,836
*	DIRECTV	8,533,830	791,854
	TJX Cos. Inc.	11,605,716	767,950
	Yum! Brands Inc.	7,658,708	689,896
*	Netflix Inc.	1,021,329	670,952
	Kroger Co.	8,251,718	598,332
	Delta Air Lines Inc.	14,537,723	597,210
	American Airlines Group Inc.	12,322,888	492,115
	Cardinal Health Inc.	5,834,030	488,017
	CBS Corp. Class B	7,839,908	435,115
	Macy's Inc.	6,097,663	411,409
	Dollar General Corp.	5,189,475	403,430
	Viacom Inc. Class B	6,091,926	393,782
	AmerisourceBergen Corp. Class A	3,699,516	393,407
	Southwest Airlines Co.	11,849,495	392,100
*	O'Reilly Automotive Inc.	1,702,961	384,835
	Sysco Corp.	10,503,550	379,178
	L Brands Inc.	4,388,824	376,254
*	AutoZone Inc.	562,482	375,119
	Las Vegas Sands Corp.	7,082,965	372,351
	Carnival Corp.	7,472,578	369,071
*	United Continental Holdings Inc.	6,794,428	360,173
	Ross Stores Inc.	7,259,892	352,903
*	Chipotle Mexican Grill Inc. Class A	548,818	332,029
	Omnicom Group Inc.	4,365,702	303,373
	Comcast Corp. Special Class A	4,793,672	287,333
*	Dollar Tree Inc.	3,455,903	272,982
	Marriott International Inc. Class A	3,434,798	255,515
*	DISH Network Corp. Class A	3,747,481	253,742
	Whole Foods Market Inc.	6,348,737	250,394
	Nielsen NV	5,555,511	248,720
	Starwood Hotels & Resorts Worldwide Inc.	3,034,169	246,041
	Royal Caribbean Cruises Ltd.	3,121,820	245,656
*	CarMax Inc.	3,705,708	245,355
*	Hilton Worldwide Holdings Inc.	8,740,145	240,791
*	Charter Communications Inc. Class A	1,404,149	240,461

8

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	Liberty Interactive Corp. QVC Group Class A	7,912,761	219,579
	Tractor Supply Co.	2,402,843	216,112
	Kohl's Corp.	3,391,310	212,330
*	Bed Bath & Beyond Inc.	2,972,489	205,042
	Advance Auto Parts Inc.	1,285,141	204,710
	Expedia Inc.	1,730,480	189,228
	Nordstrom Inc.	2,527,781	188,320
	Signet Jewelers Ltd.	1,413,022	181,206
	Tiffany & Co.	1,936,645	177,784
	Wyndham Worldwide Corp.	2,131,932	174,627
	Staples Inc.	11,283,303	172,747
*	TripAdvisor Inc.	1,978,815	172,434
	Best Buy Co. Inc.	5,262,720	171,617
	Foot Locker Inc.	2,500,110	167,532
*	Ulta Salon Cosmetics & Fragrance Inc.	1,083,051	167,277
	Omnicare Inc.	1,716,024	161,735
	Gap Inc.	4,104,210	156,658
	Family Dollar Stores Inc.	1,922,546	151,516
*	Sirius XM Holdings Inc.	40,486,457	151,014
	Alaska Air Group Inc.	2,321,802	149,594
*	IHS Inc. Class A	1,154,304	148,478
*	Discovery Communications Inc.	4,749,479	147,614
*	Rite Aid Corp.	17,651,970	147,394
*	MGM Resorts International	8,022,639	146,413
	H&R Block Inc.	4,855,540	143,967
	Darden Restaurants Inc.	2,013,517	143,121
	Wynn Resorts Ltd.	1,429,275	141,027
	Interpublic Group of Cos. Inc.	7,311,631	140,895
*	Norwegian Cruise Line Holdings Ltd.	2,436,612	136,548
*	Hertz Global Holdings Inc.	7,250,653	131,382
*	TEGNA Inc.	3,986,214	127,838
*	Liberty Media Corp.	3,501,087	125,689
*	News Corp. Class A	8,311,871	121,270
	Williams-Sonoma Inc.	1,464,129	120,454
	FactSet Research Systems Inc.	700,377	113,818
	Domino's Pizza Inc.	976,761	110,765
	Aramark	3,368,495	104,322
	Service Corp. International	3,472,859	102,206
*	JetBlue Airways Corp.	4,667,315	96,893
	Dunkin' Brands Group Inc.	1,740,790	95,743
*	Madison Square Garden Co. Class A	1,125,041	93,930
	KAR Auction Services Inc.	2,477,806	92,670
	Cablevision Systems Corp. Class A	3,729,143	89,276
	Scripps Networks Interactive Inc. Class A	1,352,324	88,401
*	AutoNation Inc.	1,403,508	88,393
*	AMC Networks Inc. Class A	1,075,794	88,054
	Dick's Sporting Goods Inc.	1,685,852	87,277
*	Sally Beauty Holdings Inc.	2,761,799	87,218
	Graham Holdings Co. Class B	80,817	86,882
*	Discovery Communications Inc. Class A	2,566,813	85,372
*	Office Depot Inc.	9,580,577	82,968
^	GameStop Corp. Class A	1,923,678	82,641
*	Avis Budget Group Inc.	1,869,073	82,389
*	Spirit Airlines Inc.	1,281,756	79,597
*	Panera Bread Co. Class A	451,037	78,828
	Tribune Media Co. Class A	1,468,032	78,378
	Dun & Bradstreet Corp.	629,638	76,816
*	VCA Inc.	1,406,738	76,534
	Cinemark Holdings Inc.	1,823,976	73,269
*	Copart Inc.	2,033,455	72,147
	Vail Resorts Inc.	637,155	69,577
*	ServiceMaster Global Holdings Inc.	1,907,273	68,986
	GNC Holdings Inc. Class A	1,544,921	68,718
*	Starz	1,532,033	68,513

9

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	Live Nation Entertainment Inc.	2,488,592	68,411
	Casey's General Stores Inc.	679,913	65,095
	Brinker International Inc.	1,123,719	64,782
*	Burlington Stores Inc.	1,255,897	64,302
*	Liberty Media Corp. Class A	1,767,821	63,712
	Lions Gate Entertainment Corp.	1,692,459	62,706
	Cracker Barrel Old Country Store Inc.	418,452	62,416
*	Restoration Hardware Holdings Inc.	624,493	60,969
*	Urban Outfitters Inc.	1,737,471	60,811
*	Sprouts Farmers Market Inc.	2,235,724	60,320
	Jack in the Box Inc.	672,719	59,307
*	Pandora Media Inc.	3,622,775	56,298
	Six Flags Entertainment Corp.	1,226,481	55,008
*	Houghton Mifflin Harcourt Co.	2,177,042	54,861
	Men's Wearhouse Inc.	855,575	54,817
^	Wendy's Co.	4,823,854	54,413
*,^	SolarCity Corp.	1,015,429	54,376
	American Eagle Outfitters Inc.	3,104,162	53,454
*	United Natural Foods Inc.	832,295	53,001
*	Buffalo Wild Wings Inc.	331,254	51,904
	Rollins Inc.	1,795,735	51,232
	CST Brands Inc.	1,287,670	50,296
*	Yelp Inc. Class A	1,163,164	50,051
	Sotheby's	1,094,643	49,522
	DSW Inc. Class A	1,417,755	47,310
*	HomeAway Inc.	1,492,430	46,444
	Sabre Corp.	1,918,242	45,654
	Dillard's Inc. Class A	429,194	45,147
	Lithia Motors Inc. Class A	398,622	45,108
*	Cabela's Inc.	886,309	44,298
	Aaron's Inc.	1,211,858	43,881
	Allegiant Travel Co. Class A	245,093	43,597
	John Wiley & Sons Inc. Class A	792,995	43,115
	Cheesecake Factory Inc.	788,588	43,006
	Bloomin' Brands Inc.	1,993,020	42,551
^	Big Lots Inc.	943,222	42,436
*	Murphy USA Inc.	755,836	42,191
	Chico's FAS Inc.	2,525,016	41,991
*	Groupon Inc. Class A	8,288,679	41,692
*	Asbury Automotive Group Inc.	454,418	41,179
*,^	JC Penney Co. Inc.	4,831,224	40,920
	Texas Roadhouse Inc. Class A	1,091,294	40,847
*	Bright Horizons Family Solutions Inc.	704,240	40,705
	Papa John's International Inc.	536,249	40,546
	Time Inc.	1,731,541	39,843
*	SUPERVALU Inc.	4,821,268	39,004
	HSN Inc.	552,015	38,746
*	Ascena Retail Group Inc.	2,299,244	38,294
	Marriott Vacations Worldwide Corp.	414,918	38,069
	Penske Automotive Group Inc.	726,011	37,832
	Chemed Corp.	284,668	37,320
*	Pinnacle Entertainment Inc.	998,874	37,238
*	ANN Inc.	766,701	37,024
*	Hyatt Hotels Corp. Class A	652,564	36,994
*	La Quinta Holdings Inc.	1,606,812	36,716
*	Five Below Inc.	926,753	36,635
	Group 1 Automotive Inc.	395,109	35,888
*	Grand Canyon Education Inc.	823,811	34,930
	AMERCO	106,554	34,834
*	GrubHub Inc.	1,011,693	34,468
	Extended Stay America Inc.	1,833,205	34,409
	Dolby Laboratories Inc. Class A	864,463	34,302
	Meredith Corp.	652,577	34,032
	Choice Hotels International Inc.	621,807	33,733

10

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	Sinclair Broadcast Group Inc. Class A	1,206,762	33,681
*,^	DreamWorks Animation SKG Inc. Class A	1,262,442	33,303
	Monro Muffler Brake Inc.	526,763	32,744
	Hillenbrand Inc.	1,065,162	32,700
	New York Times Co. Class A	2,372,767	32,388
*	comScore Inc.	601,833	32,054
	PriceSmart Inc.	347,343	31,692
*	Shutterfly Inc.	641,120	30,652
	Matthews International Corp. Class A	559,992	29,758
*	Michaels Cos. Inc.	1,096,287	29,501
	DineEquity Inc.	296,974	29,427
	Churchill Downs Inc.	233,900	29,249
	Morningstar Inc.	367,140	29,206
	Regal Entertainment Group Class A	1,385,312	28,967
*	Beacon Roofing Supply Inc.	865,877	28,764
	Nexstar Broadcasting Group Inc. Class A	513,227	28,741
	DeVry Education Group Inc.	945,440	28,344
*	Gannett Co. Inc.	1,992,995	27,882
*	WebMD Health Corp.	629,114	27,857
	Abercrombie & Fitch Co.	1,267,931	27,273
*	Genesco Inc.	401,979	26,543
*	Media General Inc.	1,603,292	26,486
	Sonic Corp.	888,288	25,583
*	Diamond Resorts International Inc.	801,080	25,274
	Rent-A-Center Inc.	885,985	25,118
*	Fiesta Restaurant Group Inc.	499,189	24,959
*,^	Fresh Market Inc.	761,754	24,483
*	Popeyes Louisiana Kitchen Inc.	405,948	24,353
*	Diplomat Pharmacy Inc.	539,915	24,161
	Finish Line Inc. Class A	849,779	23,641
	Caleres Inc.	740,161	23,522
^	Buckle Inc.	511,900	23,430
	Children's Place Inc.	356,401	23,312
*	Express Inc.	1,277,181	23,130
	Core-Mark Holding Co. Inc.	390,055	23,111
*	Acxiom Corp.	1,308,632	23,006
	SeaWorld Entertainment Inc.	1,246,084	22,978
*	Barnes & Noble Inc.	881,845	22,893
*	Penn National Gaming Inc.	1,231,338	22,595
	EW Scripps Co. Class A	982,905	22,459
*	Krispy Kreme Doughnuts Inc.	1,138,908	21,935
*	Red Robin Gourmet Burgers Inc.	246,571	21,161
*,^	Orbitz Worldwide Inc.	1,847,975	21,104
	SpartanNash Co.	647,108	21,057
	Scholastic Corp.	476,615	21,033
*,^	Mattress Firm Holding Corp.	342,201	20,857
*	Apollo Education Group Inc.	1,605,976	20,685
*	Hibbett Sports Inc.	439,551	20,474
*	Vitamin Shoppe Inc.	536,997	20,014
	Guess? Inc.	1,039,863	19,934
	Bob Evans Farms Inc.	389,780	19,898
*	Boyd Gaming Corp.	1,320,879	19,747
	Pier 1 Imports Inc.	1,557,123	19,666
*	Belmond Ltd. Class A	1,557,247	19,450
*	Hawaiian Holdings Inc.	814,086	19,335
*	Stamps.com Inc.	254,218	18,703
	Cato Corp. Class A	459,612	17,815
	ClubCorp Holdings Inc.	742,402	17,729
*,^	Conn's Inc.	446,415	17,723
*	Denny's Corp.	1,502,491	17,444
*	Rush Enterprises Inc. Class A	664,873	17,426
	International Speedway Corp. Class A	475,001	17,418
*	Gray Television Inc.	1,080,784	16,947
	MDC Partners Inc. Class A	836,772	16,484

11

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	Constant Contact Inc.	566,234	16,285
	National CineMedia Inc.	1,017,570	16,240
*	BJ's Restaurants Inc.	322,067	15,604
	Interval Leisure Group Inc.	658,157	15,039
*,^	Scientific Games Corp. Class A	957,867	14,885
	New Media Investment Group Inc.	792,690	14,213
*	Dave & Buster's Entertainment Inc.	391,995	14,147
	Sonic Automotive Inc. Class A	586,768	13,983
*	Biglari Holdings Inc.	31,606	13,077
	SkyWest Inc.	867,321	13,045
*,^	zulily Inc. Class A	996,003	12,988
*	Caesars Acquisition Co. Class A	1,868,903	12,858
*	Regis Corp.	795,069	12,530
*,^	Sears Holdings Corp.	467,612	12,485
	Fred's Inc. Class A	633,031	12,211
*	Steiner Leisure Ltd.	221,003	11,886
*	RetailMeNot Inc.	666,437	11,883
*,^	Zoe's Kitchen Inc.	287,519	11,771
*,^	Coupons.com Inc.	1,062,869	11,468
	Ingles Markets Inc. Class A	239,820	11,456
	AMC Entertainment Holdings Inc.	372,794	11,437
*	Smart & Final Stores Inc.	626,406	11,194
*	Pep Boys-Manny Moe & Jack	897,652	11,014
*	Bankrate Inc.	1,045,421	10,966
*	Carmike Cinemas Inc.	409,147	10,859
*	Lands' End Inc.	421,146	10,457
*	Zumiez Inc.	392,083	10,441
	Capella Education Co.	192,574	10,335
*	Francesca's Holdings Corp.	745,029	10,036
*	Providence Service Corp.	225,073	9,966
*	Global Eagle Entertainment Inc.	757,671	9,865
*	MarineMax Inc.	418,788	9,846
*,^	TrueCar Inc.	819,263	9,823
*	FTD Cos. Inc.	342,200	9,647
*	Ascent Capital Group Inc. Class A	223,581	9,556
	Ruth's Hospitality Group Inc.	592,146	9,545
*	Avid Technology Inc.	704,580	9,399
	Stage Stores Inc.	535,584	9,389
*,^	Lumber Liquidators Holdings Inc.	449,106	9,301
^	World Wrestling Entertainment Inc. Class A	555,022	9,158
	Weis Markets Inc.	212,558	8,959
	Entravision Communications Corp. Class A	1,072,276	8,825
*,^	Virgin America Inc.	318,317	8,747
*	Tuesday Morning Corp.	743,153	8,372
*	Rubicon Project Inc.	551,876	8,256
*,^	Tile Shop Holdings Inc.	580,366	8,235
	Twenty-First Century Fox Inc.	251,662	8,109
*	Republic Airways Holdings Inc.	876,020	8,042
*	Strayer Education Inc.	181,526	7,824
*	Del Frisco's Restaurant Group Inc.	414,753	7,727
*	Isle of Capri Casinos Inc.	425,720	7,727
*,^	El Pollo Loco Holdings Inc.	365,454	7,569
*	Party City Holdco Inc.	369,356	7,487
	Carriage Services Inc. Class A	310,852	7,423
	Shoe Carnival Inc.	251,837	7,268
	Haverty Furniture Cos. Inc.	331,963	7,177
*	American Public Education Inc.	274,848	7,069
	Tribune Publishing Co.	454,395	7,061
*	Chefs' Warehouse Inc.	331,339	7,038
*	Chuy's Holdings Inc.	259,241	6,945
*	SP Plus Corp.	264,662	6,910
	Clear Channel Outdoor Holdings Inc. Class A	680,697	6,895
*	K12 Inc.	541,834	6,854
	Kirkland's Inc.	245,717	6,848

12

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	America's Car-Mart Inc.	138,483	6,830
*	XO Group Inc.	416,060	6,803
*,^	Clean Energy Fuels Corp.	1,184,876	6,659
*	Boot Barn Holdings Inc.	204,121	6,532
*	Citi Trends Inc.	268,452	6,497
*	Blue Nile Inc.	211,426	6,425
*	Ruby Tuesday Inc.	1,002,533	6,286
^	Natural Health Trends Corp.	150,776	6,251
*,^	Caesars Entertainment Corp.	1,017,996	6,230
*	Carrols Restaurant Group Inc.	580,909	6,041
*	Overstock.com Inc.	263,478	5,939
	Marcus Corp.	307,852	5,905
^	PetMed Express Inc.	336,217	5,806
*	Habit Restaurants Inc. Class A	185,490	5,804
*,^	Chegg Inc.	737,895	5,785
*,^	Shake Shack Inc. Class A	95,505	5,756
*	Cumulus Media Inc. Class A	2,712,118	5,506
	Harte-Hanks Inc.	914,956	5,453
	Stein Mart Inc.	517,884	5,422
*,^	Etsy Inc.	385,299	5,413
*	News Corp. Class B	370,970	5,283
*,^	Container Store Group Inc.	298,928	5,043
*	1-800-Flowers.com Inc. Class A	472,168	4,939
	Speedway Motorsports Inc.	216,671	4,908
*	Angie's List Inc.	782,007	4,817
*	Destination XL Group Inc.	954,788	4,783
	Big 5 Sporting Goods Corp.	325,896	4,631
*,^	Titan Machinery Inc.	310,341	4,571
*,^	Noodles & Co. Class A	311,370	4,546
	Winmark Corp.	43,602	4,295
*	Bojangles' Inc.	178,566	4,261
*	Bravo Brio Restaurant Group Inc.	306,073	4,147
*	Liquidity Services Inc.	428,471	4,126
*	Natural Grocers by Vitamin Cottage Inc.	167,179	4,116
	Journal Media Group Inc.	483,447	4,008
	CSS Industries Inc.	131,994	3,993
*	Entercom Communications Corp. Class A	345,234	3,943
*	Build-A-Bear Workshop Inc.	246,547	3,942
	Village Super Market Inc. Class A	124,275	3,938
*	TubeMogul Inc.	259,033	3,702
*	Eldorado Resorts Inc.	471,674	3,689
*	SFX Entertainment Inc.	806,457	3,621
*,^	Sportsman's Warehouse Holdings Inc.	318,419	3,620
*	Reading International Inc. Class A	257,620	3,568
*	Intrawest Resorts Holdings Inc.	304,028	3,533
*	Papa Murphy's Holdings Inc.	170,422	3,531
*	Career Education Corp.	1,067,654	3,523
*	Daily Journal Corp.	17,443	3,428
*	Martha Stewart Living Omnimedia Inc. Class A	524,024	3,270
*	Potbelly Corp.	262,519	3,216
*	Monarch Casino & Resort Inc.	153,321	3,152
*	Autobytel Inc.	192,349	3,076
*	Sizmek Inc.	422,373	2,999
	Liberty Tax Inc.	117,948	2,919
*	Everyday Health Inc.	226,695	2,897
*	QuinStreet Inc.	444,768	2,869
*	Bridgepoint Education Inc.	294,656	2,817
*	Kona Grill Inc.	143,064	2,777
*,^	Lee Enterprises Inc.	827,248	2,755
*,^	Trupanion Inc.	333,826	2,751
	Marchex Inc. Class B	550,813	2,727
	Saga Communications Inc. Class A	70,337	2,662
	Destination Maternity Corp.	225,470	2,629
*	Morgans Hotel Group Co.	377,429	2,544

13

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	West Marine Inc.	262,221	2,528
*	TechTarget Inc.	276,376	2,468
*	Christopher & Banks Corp.	613,785	2,461
*,^	Weight Watchers International Inc.	498,331	2,417
*	Tilly's Inc. Class A	246,934	2,388
*	Century Casinos Inc.	365,454	2,302
	Collectors Universe Inc.	113,601	2,265
*	Townsquare Media Inc. Class A	166,044	2,255
*,^	Roundy's Inc.	692,704	2,244
*	RCI Hospitality Holdings Inc.	183,908	2,189
*	Sears Hometown and Outlet Stores Inc.	224,008	2,128
*	Gordmans Stores Inc.	338,538	2,075
*	Famous Dave's of America Inc.	102,790	2,061
*,^	Aeropostale Inc.	1,268,354	2,055
*	RealNetworks Inc.	372,913	2,017
*	Red Lion Hotels Corp.	262,979	2,014
*	Geeknet Inc.	100,443	2,003
*	EVINE Live Inc.	726,523	1,954
	Nathan's Famous Inc.	49,911	1,850
	A H Belo Corp. Class A	322,464	1,806
*	Gaiam Inc. Class A	274,094	1,793
*	PCM Inc.	177,713	1,782
*	Radio One Inc.	538,531	1,707
*	Rave Restaurant Group Inc.	122,016	1,592
*,^	ITT Educational Services Inc.	384,143	1,525
*,^	Digital Turbine Inc.	495,109	1,495
	Frisch's Restaurants Inc.	44,386	1,490
*	Travelzoo Inc.	131,773	1,486
*	Luby's Inc.	293,431	1,423
*,^	Empire Resorts Inc.	273,322	1,391
*	Lakes Entertainment Inc.	151,179	1,373
	Town Sports International Holdings Inc.	423,943	1,229
*,^	Fairway Group Holdings Corp.	340,880	1,214
^	Bon-Ton Stores Inc.	260,323	1,203
	Wayside Technology Group Inc.	59,514	1,180
^	Liberator Medical Holdings Inc.	513,040	1,165
*,^	YuMe Inc.	212,988	1,154
*,^	Spark Networks Inc.	370,435	1,137
	bebe stores inc	566,914	1,134
*	New York & Co. Inc.	417,760	1,120
*,^	Care.com Inc.	181,196	1,073
*	McClatchy Co. Class A	991,888	1,071
*	Cambium Learning Group Inc.	244,281	1,043
	Salem Media Group Inc. Class A	148,814	942
*	Demand Media Inc.	147,814	940
*	Cosi Inc.	465,509	936
*,^	Pacific Sunwear of California Inc.	804,550	917
*	MaxPoint Interactive Inc.	113,324	916
*	Good Times Restaurants Inc.	101,914	898
	TheStreet Inc.	477,535	864
*	Trans World Entertainment Corp.	221,396	810
*,^	hhgregg Inc.	229,551	767
*,^	YOU On Demand Holdings Inc.	325,761	674
*	Ignite Restaurant Group Inc.	132,916	654
*,^	ReachLocal Inc.	193,721	610
*,2	Cable One Inc.	1,300	553
*	Diversified Restaurant Holdings Inc.	148,684	553
*	CafePress Inc.	118,675	534
*,^	Envivio Inc.	270,799	515
	National American University Holdings Inc.	175,287	510
*	Ambassadors Group Inc.	199,965	488
*	Emmis Communications Corp. Class A	477,909	478
*	Gaming Partners International Corp.	42,177	426
*,^	Viggle Inc.	203,922	418

14

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*,^	Profire Energy Inc.	361,619	405
*	Perfumania Holdings Inc.	64,655	367
*	Spanish Broadcasting System Inc.	51,140	345
*	Dover Downs Gaming & Entertainment Inc.	339,612	316
*	Fogo De Chao Inc.	13,332	309
*	Wingstop Inc.	10,698	304
*	Books-A-Million Inc.	105,377	301
	Peak Resorts Inc.	38,900	279
	Beasley Broadcast Group Inc. Class A	59,500	275
	Ark Restaurants Corp.	10,763	269
*	Full House Resorts Inc.	160,784	269
*	Insignia Systems Inc.	95,048	259
*	PDI Inc.	177,317	254
*	Speed Commerce Inc.	811,944	227
*,^	LiveDeal Inc.	87,299	221
*,^	Dex Media Inc.	293,773	214
*	Remark Media Inc.	51,943	210
*	Learning Tree International Inc.	136,659	176
*	Premier Exhibitions Inc.	36,324	158
	Flanigan's Enterprises Inc.	5,074	127
*	Dover Saddlery Inc.	13,411	113
	Value Line Inc.	9,438	98
*	NTN Buzztime Inc.	354,386	82
*	Nevada Gold & Casinos Inc.	44,313	73
*	Net Element Inc.	174,274	68
	Educational Development Corp.	11,922	57
	Canterbury Park Holding Corp.	4,200	45
	Haverty Furniture Cos. Inc. Class A	1,375	29
*	SPAR Group Inc.	19,446	25
*	Universal Travel Group	42,843	7
			55,997,652
Financials (18.9%)
	Wells Fargo & Co.	82,323,503	4,629,874
	JPMorgan Chase & Co.	65,965,713	4,469,837
*	Berkshire Hathaway Inc. Class B	31,317,445	4,262,617
	Bank of America Corp.	186,134,281	3,168,005
	Citigroup Inc.	51,032,780	2,819,051
	Visa Inc. Class A	34,750,545	2,333,499
	MasterCard Inc. Class A	17,723,589	1,656,801
	American International Group Inc.	23,679,449	1,463,864
	Goldman Sachs Group Inc.	6,901,238	1,440,909
	US Bancorp	30,287,711	1,314,487
	American Express Co.	15,341,672	1,192,355
	Morgan Stanley	25,984,997	1,007,958
	Simon Property Group Inc.	5,515,222	954,244
	PNC Financial Services Group Inc.	9,292,888	888,865
	MetLife Inc.	15,694,877	878,756
	Capital One Financial Corp.	9,745,401	857,303
	Bank of New York Mellon Corp.	17,964,210	753,958
	Prudential Financial Inc.	8,018,452	701,775
	American Tower Corporation	7,464,513	696,364
	Charles Schwab Corp.	20,906,567	682,599
	BlackRock Inc.	1,900,332	657,477
	ACE Ltd.	5,582,113	567,589
	Travelers Cos. Inc.	5,699,311	550,895
	Marsh & McLennan Cos. Inc.	9,530,800	540,396
	State Street Corp.	6,920,136	532,850
	CME Group Inc.	5,672,926	527,923
	BB&T Corp.	12,974,828	523,015
	Aon plc	4,951,268	493,542
	McGraw Hill Financial Inc.	4,846,978	486,879
	Public Storage	2,610,181	481,239
	Crown Castle International Corp.	5,917,646	475,187
	Allstate Corp.	7,315,196	474,537

15

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	Aflac Inc.	7,399,726	460,263
	Discover Financial Services	7,890,458	454,648
	Equity Residential	6,439,424	451,854
	Intercontinental Exchange Inc.	1,977,343	442,154
	Health Care REIT Inc.	6,165,317	404,630
	Ameriprise Financial Inc.	3,230,495	403,586
	SunTrust Banks Inc.	9,221,894	396,726
	Chubb Corp.	4,072,769	387,483
	AvalonBay Communities Inc.	2,332,988	372,975
	Ventas Inc.	5,854,047	363,478
	Franklin Resources Inc.	7,147,906	350,462
	Prologis Inc.	9,194,028	341,098
	T. Rowe Price Group Inc.	4,362,396	339,089
	Moody's Corp.	3,081,310	332,658
	Boston Properties Inc.	2,702,466	327,106
	Hartford Financial Services Group Inc.	7,596,153	315,772
	Fifth Third Bancorp	14,537,929	302,680
	Northern Trust Corp.	3,943,842	301,546
	HCP Inc.	8,142,769	296,967
	Weyerhaeuser Co.	9,291,149	292,671
	Vornado Realty Trust	2,983,898	283,261
	Invesco Ltd.	7,551,997	283,124
	Progressive Corp.	9,832,775	273,646
	Lincoln National Corp.	4,516,100	267,443
	Host Hotels & Resorts Inc.	13,390,861	265,541
	Principal Financial Group Inc.	5,175,475	265,450
	M&T Bank Corp.	2,105,350	263,021
	Equinix Inc.	1,007,642	255,941
	Regions Financial Corp.	23,890,127	247,502
	General Growth Properties Inc.	9,495,883	243,664
	Essex Property Trust Inc.	1,143,822	243,062
	KeyCorp	15,204,039	228,365
*	Affiliated Managers Group Inc.	971,091	212,281
	Macerich Co.	2,796,576	208,625
	Equifax Inc.	2,112,536	205,106
	Loews Corp.	5,288,456	203,658
	XL Group plc Class A	5,255,339	195,499
	SL Green Realty Corp.	1,752,422	192,574
	Western Union Co.	9,189,372	186,820
*	Markel Corp.	233,003	186,561
	Voya Financial Inc.	4,003,044	186,021
*	CBRE Group Inc. Class A	4,986,157	184,488
	Realty Income Corp.	4,061,022	180,269
*	Berkshire Hathaway Inc. Class A	863	176,786
	FNF Group	4,634,324	171,424
*	Ally Financial Inc.	7,618,422	170,881
	Comerica Inc.	3,142,562	161,276
	Digital Realty Trust Inc.	2,416,955	161,163
	Huntington Bancshares Inc.	14,175,028	160,320
	TD Ameritrade Holding Corp.	4,311,591	158,753
	Unum Group	4,418,795	157,972
	First Republic Bank	2,478,789	156,238
	Annaly Capital Management Inc.	16,893,555	155,252
	Federal Realty Investment Trust	1,211,979	155,242
	Kimco Realty Corp.	6,869,771	154,845
	Citizens Financial Group Inc.	5,609,116	153,185
*	E*TRADE Financial Corp.	5,096,202	152,631
	UDR Inc.	4,591,865	147,077
	CIT Group Inc.	3,157,810	146,807
*	Arch Capital Group Ltd.	2,149,478	143,929
	Cincinnati Financial Corp.	2,744,228	137,705
	Jones Lang LaSalle Inc.	799,543	136,722
	Arthur J Gallagher & Co.	2,884,357	136,430
	New York Community Bancorp Inc.	7,375,792	135,567

16

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	Raymond James Financial Inc.	2,272,639	135,404
	Willis Group Holdings plc	2,846,519	133,502
	American Realty Capital Properties Inc.	16,325,502	132,726
	Torchmark Corp.	2,252,691	131,152
	HCC Insurance Holdings Inc.	1,702,190	130,796
	SEI Investments Co.	2,660,983	130,468
*	SVB Financial Group	895,400	128,920
	Navient Corp.	7,043,026	128,254
	Extra Space Storage Inc.	1,964,555	128,128
	Lazard Ltd. Class A	2,263,561	127,303
	Plum Creek Timber Co. Inc.	3,105,236	125,979
*	Alleghany Corp.	268,447	125,837
*	Signature Bank	841,214	123,145
*	Realogy Holdings Corp.	2,572,542	120,189
	American Capital Agency Corp.	6,260,515	115,006
	MSCI Inc. Class A	1,863,109	114,674
	Camden Property Trust	1,531,672	113,773
	Reinsurance Group of America Inc. Class A	1,197,133	113,572
	East West Bancorp Inc.	2,528,502	113,327
	Zions Bancorporation	3,565,259	113,144
	Duke Realty Corp.	6,037,615	112,119
	Omega Healthcare Investors Inc.	3,248,914	111,535
	Alexandria Real Estate Equities Inc.	1,261,622	110,341
	Everest Re Group Ltd.	599,970	109,201
	Kilroy Realty Corp.	1,587,515	106,602
	WP Carey Inc.	1,743,999	102,791
	Legg Mason Inc.	1,978,430	101,949
	Apartment Investment & Management Co.	2,759,734	101,917
	Iron Mountain Inc.	3,263,191	101,159
	NASDAQ OMX Group Inc.	2,065,720	100,828
	Regency Centers Corp.	1,700,909	100,320
	PartnerRe Ltd.	779,373	100,149
	Mid-America Apartment Communities Inc.	1,319,666	96,085
	NorthStar Realty Finance Corp.	5,933,751	94,347
*	Liberty Ventures Class A	2,353,767	92,432
	WR Berkley Corp.	1,775,476	92,200
*	Forest City Enterprises Inc. Class A	4,139,272	91,478
	Axis Capital Holdings Ltd.	1,707,637	91,137
	People's United Financial Inc.	5,346,877	86,673
	Starwood Property Trust Inc.	3,958,338	85,381
*	Howard Hughes Corp.	591,281	84,872
	National Retail Properties Inc.	2,417,065	84,621
	CBOE Holdings Inc.	1,473,741	84,327
	Liberty Property Trust	2,614,022	84,224
	Lamar Advertising Co. Class A	1,462,039	84,038
	Assurant Inc.	1,231,409	82,504
	DDR Corp.	5,329,643	82,396
	Hudson City Bancorp Inc.	8,306,889	82,072
	PacWest Bancorp	1,702,724	79,619
	Cullen/Frost Bankers Inc.	1,000,980	78,657
	RenaissanceRe Holdings Ltd.	767,060	77,864
	Eaton Vance Corp.	1,972,837	77,197
	American Financial Group Inc.	1,181,826	76,866
	Equity LifeStyle Properties Inc.	1,455,959	76,554
	Hospitality Properties Trust	2,642,795	76,165
	Home Properties Inc.	1,032,154	75,399
	City National Corp.	828,126	74,854
*	Synchrony Financial	2,250,463	74,108
	American Campus Communities Inc.	1,951,604	73,556
	Investors Bancorp Inc.	5,980,087	73,555
	Taubman Centers Inc.	1,054,322	73,275
*,^	Zillow Group Inc. Class A	837,044	72,605
	Senior Housing Properties Trust	4,116,667	72,248
	Spirit Realty Capital Inc.	7,335,319	70,933

17

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	Brixmor Property Group Inc.	3,053,700	70,632
	LaSalle Hotel Properties	1,987,969	70,493
	Synovus Financial Corp.	2,267,357	69,880
	Brown & Brown Inc.	2,119,997	69,663
	Umpqua Holdings Corp.	3,871,333	69,645
	Allied World Assurance Co. Holdings AG	1,607,555	69,479
	BioMed Realty Trust Inc.	3,582,553	69,287
	Commerce Bancshares Inc.	1,476,811	69,070
	RLJ Lodging Trust	2,310,118	68,795
	Prosperity Bancshares Inc.	1,180,708	68,174
	Highwoods Properties Inc.	1,706,432	68,172
	Douglas Emmett Inc.	2,530,261	68,165
^	LPL Financial Holdings Inc.	1,465,372	68,125
	Corrections Corp. of America	2,055,021	67,980
*	MGIC Investment Corp.	5,957,801	67,800
*	Liberty Broadband Corp.	1,324,411	67,757
	First American Financial Corp.	1,788,389	66,546
	CNO Financial Group Inc.	3,609,428	66,233
*	Genworth Financial Inc. Class A	8,736,903	66,138
	Assured Guaranty Ltd.	2,754,286	66,075
	CubeSmart	2,838,100	65,730
	Waddell & Reed Financial Inc. Class A	1,386,622	65,601
	Old Republic International Corp.	4,139,687	64,703
	First Horizon National Corp.	4,079,663	63,928
	Weingarten Realty Investors	1,951,045	63,780
*	Stifel Financial Corp.	1,101,827	63,620
	Validus Holdings Ltd.	1,445,755	63,599
	Two Harbors Investment Corp.	6,520,595	63,511
	Radian Group Inc.	3,377,852	63,369
	Bank of the Ozarks Inc.	1,373,036	62,816
	Webster Financial Corp.	1,576,090	62,334
	New Residential Investment Corp.	4,075,668	62,113
	FirstMerit Corp.	2,944,588	61,336
	BankUnited Inc.	1,700,869	61,112
	Outfront Media Inc.	2,398,304	60,533
	Gaming and Leisure Properties Inc.	1,635,653	59,963
	NorthStar Asset Management Group Inc.	3,206,738	59,293
	First Niagara Financial Group Inc.	6,229,944	58,811
*	Equity Commonwealth	2,281,320	58,561
	MarketAxess Holdings Inc.	624,546	57,939
	Retail Properties of America Inc.	4,151,858	57,835
	Hanover Insurance Group Inc.	775,469	57,408
	Rayonier Inc.	2,236,915	57,153
	American Homes 4 Rent Class A	3,549,531	56,934
	StanCorp Financial Group Inc.	747,510	56,519
	Sovran Self Storage Inc.	644,421	56,007
	Federated Investors Inc. Class B	1,662,649	55,682
*	Strategic Hotels & Resorts Inc.	4,561,413	55,284
*	PRA Group Inc.	883,212	55,033
	Associated Banc-Corp	2,705,057	54,832
	Sunstone Hotel Investors Inc.	3,650,350	54,792
	EPR Properties	999,822	54,770
	Post Properties Inc.	1,005,433	54,665
*	Springleaf Holdings Inc. Class A	1,187,209	54,505
	Tanger Factory Outlet Centers Inc.	1,714,795	54,359
	Pebblebrook Hotel Trust	1,265,026	54,244
	Columbia Property Trust Inc.	2,206,614	54,172
	Healthcare Trust of America Inc. Class A	2,261,014	54,151
	Aspen Insurance Holdings Ltd.	1,102,976	52,833
*	Popular Inc.	1,822,207	52,589
	Communications Sales & Leasing Inc.	2,124,718	52,523
	Bank of Hawaii Corp.	787,601	52,517
	PrivateBancorp Inc.	1,305,318	51,978
	Paramount Group Inc.	2,967,389	50,920

18

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	DCT Industrial Trust Inc.	1,612,596	50,700
	Sun Communities Inc.	811,447	50,172
*	Texas Capital Bancshares Inc.	805,036	50,105
	CBL & Associates Properties Inc.	3,080,214	49,899
	Endurance Specialty Holdings Ltd.	753,343	49,495
	Chimera Investment Corp.	3,601,249	49,373
	White Mountains Insurance Group Ltd.	74,416	48,738
	Hudson Pacific Properties Inc.	1,704,829	48,366
	MFA Financial Inc.	6,490,307	47,963
	Piedmont Office Realty Trust Inc. Class A	2,699,953	47,492
*	Santander Consumer USA Holdings Inc.	1,847,681	47,245
	IBERIABANK Corp.	688,249	46,959
	ProAssurance Corp.	1,004,716	46,428
	Medical Properties Trust Inc.	3,537,370	46,375
	DiamondRock Hospitality Co.	3,588,762	45,972
	Hancock Holding Co.	1,437,959	45,885
	Wintrust Financial Corp.	859,242	45,866
	Susquehanna Bancshares Inc.	3,222,013	45,495
	FNB Corp.	3,152,430	45,143
*	Western Alliance Bancorp	1,333,151	45,007
	Janus Capital Group Inc.	2,625,661	44,951
	United Bankshares Inc.	1,114,904	44,853
	TCF Financial Corp.	2,687,190	44,634
	MB Financial Inc.	1,292,550	44,515
	GEO Group Inc.	1,300,538	44,426
	Colony Capital Inc. Class A	1,930,157	43,718
	WP GLIMCHER Inc.	3,214,766	43,496
	Fulton Financial Corp.	3,323,026	43,399
^	WisdomTree Investments Inc.	1,967,227	43,210
	Cathay General Bancorp	1,320,796	42,860
	Blackstone Mortgage Trust Inc. Class A	1,536,345	42,741
	Primerica Inc.	928,300	42,414
	Corporate Office Properties Trust	1,789,707	42,130
	Ryman Hospitality Properties Inc.	793,147	42,124
	AmTrust Financial Services Inc.	640,172	41,938
	UMB Financial Corp.	733,206	41,807
	Kennedy-Wilson Holdings Inc.	1,698,344	41,762
	Valley National Bancorp	4,031,776	41,568
	Brandywine Realty Trust	3,105,572	41,242
	Xenia Hotels & Resorts Inc.	1,894,876	41,195
	Washington Federal Inc.	1,743,407	40,709
	First Industrial Realty Trust Inc.	2,173,033	40,701
	Interactive Brokers Group Inc.	973,457	40,457
	Healthcare Realty Trust Inc.	1,715,453	39,901
	Symetra Financial Corp.	1,644,775	39,754
	BancorpSouth Inc.	1,542,689	39,740
^	Financial Engines Inc.	915,920	38,908
*	Blackhawk Network Holdings Inc.	936,098	38,567
*	Liberty TripAdvisor Holdings Inc. Class A	1,187,433	38,259
^	First Financial Bankshares Inc.	1,104,125	38,247
	Glacier Bancorp Inc.	1,281,989	37,716
	Cousins Properties Inc.	3,604,947	37,419
	Home BancShares Inc.	1,018,832	37,249
	Urban Edge Properties	1,764,698	36,688
*	Credit Acceptance Corp.	146,846	36,151
	Kite Realty Group Trust	1,459,281	35,709
	RLI Corp.	692,898	35,608
	Erie Indemnity Co. Class A	421,600	34,601
	First Citizens BancShares Inc. Class A	131,078	34,479
	EverBank Financial Corp.	1,750,876	34,405
	Acadia Realty Trust	1,179,754	34,343
	National Health Investors Inc.	548,772	34,189
	Pinnacle Financial Partners Inc.	626,472	34,061
	DuPont Fabros Technology Inc.	1,154,331	33,995

19

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	American Equity Investment Life Holding Co.	1,258,982	33,967
*	Hilltop Holdings Inc.	1,393,690	33,574
	Chambers Street Properties	4,217,412	33,528
	Columbia Banking System Inc.	991,181	32,253
	Evercore Partners Inc. Class A	594,707	32,090
	CyrusOne Inc.	1,087,976	32,041
	Alexander & Baldwin Inc.	810,763	31,944
	South State Corp.	419,483	31,877
	Chesapeake Lodging Trust	1,033,140	31,490
*	SLM Corp.	3,153,259	31,123
	Washington REIT	1,192,353	30,942
	Invesco Mortgage Capital Inc.	2,155,266	30,863
	American Assets Trust Inc.	784,532	30,762
	Old National Bancorp	2,124,958	30,727
	CVB Financial Corp.	1,725,910	30,393
	Artisan Partners Asset Management Inc. Class A	648,706	30,139
	EastGroup Properties Inc.	530,562	29,834
	Trustmark Corp.	1,191,360	29,760
	Sabra Health Care REIT Inc.	1,155,896	29,753
	Education Realty Trust Inc.	932,301	29,237
	Equity One Inc.	1,240,549	28,954
	New York REIT Inc.	2,880,621	28,662
	Capitol Federal Financial Inc.	2,329,137	28,043
	Kemper Corp.	725,942	27,985
	Argo Group International Holdings Ltd.	500,132	27,857
	National Penn Bancshares Inc.	2,460,735	27,757
	Community Bank System Inc.	732,559	27,669
	Associated Estates Realty Corp.	963,387	27,582
	International Bancshares Corp.	1,024,625	27,532
	Hatteras Financial Corp.	1,680,826	27,397
^	Lexington Realty Trust	3,229,072	27,383
	Mercury General Corp.	484,928	26,986
*	Enstar Group Ltd.	173,933	26,951
	Selective Insurance Group Inc.	957,344	26,854
	HFF Inc. Class A	640,433	26,725
	BOK Financial Corp.	374,134	26,032
	Mack-Cali Realty Corp.	1,411,279	26,010
	Horace Mann Educators Corp.	713,365	25,952
	First Midwest Bancorp Inc.	1,367,268	25,937
	LegacyTexas Financial Group Inc.	856,385	25,863
	Monogram Residential Trust Inc.	2,857,182	25,772
	BGC Partners Inc. Class A	2,940,710	25,731
	Parkway Properties Inc.	1,460,721	25,475
	LTC Properties Inc.	612,211	25,468
	Montpelier Re Holdings Ltd.	642,834	25,392
	Retail Opportunity Investments Corp.	1,614,828	25,224
	Potlatch Corp.	707,202	24,978
	TFS Financial Corp.	1,468,879	24,707
	Pennsylvania REIT	1,150,843	24,559
	Select Income REIT	1,184,578	24,450
*	Essent Group Ltd.	893,391	24,434
	PS Business Parks Inc.	338,432	24,418
*	FNFV Group	1,552,923	23,884
	Westamerica Bancorporation	471,293	23,871
	STAG Industrial Inc.	1,188,358	23,767
	Sterling Bancorp	1,613,100	23,713
*	BofI Holding Inc.	223,716	23,649
*	Liberty Broadband Corp. Class A	462,676	23,583
	Ramco-Gershenson Properties Trust	1,441,589	23,527
	NRG Yield Inc.	1,047,919	22,939
	Redwood Trust Inc.	1,460,311	22,927
	PennyMac Mortgage Investment Trust	1,288,516	22,459
*	HRG Group Inc.	1,719,126	22,349
	FelCor Lodging Trust Inc.	2,242,930	22,160

20

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	Government Properties Income Trust	1,188,150	22,040
	CYS Investments Inc.	2,833,466	21,903
*	Eagle Bancorp Inc.	497,087	21,852
	Gramercy Property Trust Inc.	932,440	21,791
	Independent Bank Corp.	456,759	21,417
	Hersha Hospitality Trust Class A	825,274	21,160
*	First Cash Financial Services Inc.	462,529	21,087
	WesBanco Inc.	615,593	20,942
*	FCB Financial Holdings Inc. Class A	653,783	20,790
*	iStar Financial Inc.	1,541,249	20,529
	Simmons First National Corp. Class A	438,164	20,454
	CoreSite Realty Corp.	445,084	20,225
	BBCN Bancorp Inc.	1,361,850	20,142
	Virtus Investment Partners Inc.	151,544	20,042
	NBT Bancorp Inc.	760,316	19,897
	New Senior Investment Group Inc.	1,487,764	19,891
	Empire State Realty Trust Inc.	1,162,084	19,825
	Astoria Financial Corp.	1,431,526	19,741
	QTS Realty Trust Inc. Class A	540,749	19,710
	Renasant Corp.	598,716	19,518
*,^	LendingClub Corp.	1,323,183	19,517
	Greenhill & Co. Inc.	469,784	19,416
	Northwest Bancshares Inc.	1,514,458	19,415
*	St. Joe Co.	1,246,393	19,356
	Chemical Financial Corp.	583,883	19,303
	Physicians Realty Trust	1,253,969	19,261
	United Community Banks Inc.	920,198	19,205
	Park National Corp.	215,510	18,829
	Provident Financial Services Inc.	987,045	18,744
	Summit Hotel Properties Inc.	1,437,400	18,701
	Boston Private Financial Holdings Inc.	1,394,480	18,700
	Capstead Mortgage Corp.	1,667,360	18,508
	Franklin Street Properties Corp.	1,633,618	18,476
*	Encore Capital Group Inc.	430,388	18,395
	First Financial Bancorp	1,012,167	18,158
*,^	Ocwen Financial Corp.	1,771,209	18,066
	STORE Capital Corp.	897,821	18,046
	Rexford Industrial Realty Inc.	1,229,848	17,931
	ARMOUR Residential REIT Inc.	6,299,636	17,702
	Union Bankshares Corp.	756,831	17,589
	Chatham Lodging Trust	662,860	17,546
*	HealthEquity Inc.	539,192	17,281
	First Merchants Corp.	680,565	16,810
	Banner Corp.	349,073	16,731
	Nelnet Inc. Class A	384,571	16,656
	Apollo Commercial Real Estate Finance Inc.	993,698	16,326
	Altisource Residential Corp.	962,148	16,212
	Wilshire Bancorp Inc.	1,276,478	16,122
	Great Western Bancorp Inc.	662,347	15,969
	Heartland Financial USA Inc.	429,010	15,968
*	Navigators Group Inc.	205,638	15,949
	First Commonwealth Financial Corp.	1,660,161	15,921
	Tompkins Financial Corp.	293,689	15,777
*	Greenlight Capital Re Ltd. Class A	537,893	15,690
	Talmer Bancorp Inc. Class A	924,599	15,487
*	Beneficial Bancorp Inc.	1,233,744	15,409
	Starwood Waypoint Residential Trust	647,963	15,396
	AMERISAFE Inc.	325,810	15,333
	Excel Trust Inc.	971,216	15,316
*	Green Dot Corp. Class A	795,882	15,217
*	MBIA Inc.	2,531,537	15,215
	S&T Bancorp Inc.	511,102	15,124
	Terreno Realty Corp.	757,236	14,918
	Alexander's Inc.	36,291	14,879

21

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	National Bank Holdings Corp. Class A	714,297	14,879
*	KCG Holdings Inc. Class A	1,195,809	14,744
	Investors Real Estate Trust	2,064,513	14,741
	Infinity Property & Casualty Corp.	193,111	14,646
*,^	Walter Investment Management Corp.	635,985	14,545
	Inland Real Estate Corp.	1,543,585	14,541
	Berkshire Hills Bancorp Inc.	507,373	14,450
	Investment Technology Group Inc.	581,600	14,424
	Stewart Information Services Corp.	361,485	14,387
	Maiden Holdings Ltd.	902,936	14,248
	American Capital Mortgage Investment Corp.	883,931	14,134
	National General Holdings Corp.	674,609	14,052
	Safety Insurance Group Inc.	242,923	14,019
	City Holding Co.	284,614	14,017
	Hanmi Financial Corp.	560,242	13,916
	Ashford Hospitality Trust Inc.	1,644,892	13,916
	Lakeland Financial Corp.	319,641	13,863
*	Capital Bank Financial Corp.	471,736	13,713
	ServisFirst Bancshares Inc.	364,928	13,710
	Brookline Bancorp Inc.	1,210,183	13,663
^	New York Mortgage Trust Inc.	1,801,290	13,474
	Kearny Financial Corp.	1,204,284	13,440
	NRG Yield Inc. Class A	602,919	13,258
	Cash America International Inc.	503,561	13,188
	Northfield Bancorp Inc.	865,447	13,025
	State Bank Financial Corp.	597,411	12,964
*	Marcus & Millichap Inc.	276,959	12,779
	Universal Insurance Holdings Inc.	527,060	12,755
	Cardinal Financial Corp.	570,564	12,433
	InfraREIT Inc.	431,329	12,233
*	Meridian Bancorp Inc.	910,989	12,216
*	Walker & Dunlop Inc.	453,436	12,125
*	Piper Jaffray Cos.	276,583	12,070
	Employers Holdings Inc.	526,553	11,995
	Central Pacific Financial Corp.	502,159	11,926
	Southside Bancshares Inc.	407,257	11,904
*	Customers Bancorp Inc.	437,200	11,756
	Sandy Spring Bancorp Inc.	419,330	11,733
	Ameris Bancorp	460,598	11,649
	United Financial Bancorp Inc.	862,936	11,606
	Towne Bank	710,295	11,571
*,^	Xoom Corp.	548,602	11,551
	Universal Health Realty Income Trust	246,177	11,437
	WSFS Financial Corp.	413,148	11,300
*,^	Nationstar Mortgage Holdings Inc.	672,307	11,295
	TrustCo Bank Corp. NY	1,595,688	11,218
	Cohen & Steers Inc.	326,681	11,133
	Oritani Financial Corp.	692,426	11,113
	GAMCO Investors Inc.	159,192	10,938
	Anworth Mortgage Asset Corp.	2,213,554	10,913
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	541,511	10,857
^	Western Asset Mortgage Capital Corp.	733,635	10,836
	1st Source Corp.	316,970	10,815
	Diamond Hill Investment Group Inc.	54,069	10,795
	FBL Financial Group Inc. Class A	185,357	10,699
	United Fire Group Inc.	321,720	10,540
	Saul Centers Inc.	212,861	10,471
	First Potomac Realty Trust	1,016,079	10,466
	CenterState Banks Inc.	771,611	10,424
*	Cowen Group Inc. Class A	1,618,532	10,359
*	American Residential Properties Inc.	556,618	10,297
	BNC Bancorp	529,483	10,235
	RAIT Financial Trust	1,672,014	10,216
	First Interstate BancSystem Inc. Class A	367,426	10,192

22

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	Flushing Financial Corp.	483,689	10,162
	Silver Bay Realty Trust Corp.	622,026	10,133
	ConnectOne Bancorp Inc.	469,930	10,118
	Rouse Properties Inc.	618,659	10,115
	MainSource Financial Group Inc.	457,063	10,033
	Community Trust Bancorp Inc.	281,699	9,823
	Urstadt Biddle Properties Inc. Class A	522,908	9,768
*	Heritage Insurance Holdings Inc.	421,872	9,699
	First Financial Corp.	270,398	9,669
^	United Development Funding IV	546,537	9,553
*	Square 1 Financial Inc. Class A	348,606	9,534
*	Bridge Capital Holdings	319,876	9,532
*	First BanCorp	1,952,925	9,413
*	Ambac Financial Group Inc.	564,694	9,397
*	LendingTree Inc.	119,527	9,396
	Moelis & Co. Class A	320,704	9,207
	Monmouth Real Estate Investment Corp.	930,323	9,043
	Ladder Capital Corp.	518,364	8,994
*	First NBC Bank Holding Co.	247,857	8,923
	Washington Trust Bancorp Inc.	224,627	8,868
	Winthrop Realty Trust	582,457	8,824
	Dime Community Bancshares Inc.	519,929	8,808
	National Western Life Insurance Co. Class A	36,579	8,760
*	Enova International Inc.	468,830	8,758
*	HomeStreet Inc.	380,015	8,672
	Resource Capital Corp.	2,225,840	8,614
	Cedar Realty Trust Inc.	1,335,636	8,548
	TriCo Bancshares	352,845	8,486
*	Tejon Ranch Co.	330,059	8,486
	Agree Realty Corp.	290,383	8,470
	Heritage Financial Corp.	470,502	8,408
	OFG Bancorp	783,644	8,361
	AG Mortgage Investment Trust Inc.	482,053	8,330
*	INTL. FCStone Inc.	248,471	8,259
	Apollo Residential Mortgage Inc.	560,981	8,241
*	NMI Holdings Inc. Class A	1,019,255	8,174
*	Yadkin Financial Corp.	388,080	8,130
	BancFirst Corp.	123,931	8,111
	Arlington Asset Investment Corp. Class A	413,395	8,086
	CatchMark Timber Trust Inc. Class A	698,864	8,086
	Stock Yards Bancorp Inc.	208,147	7,866
*	CU Bancorp	349,219	7,739
	CareTrust REIT Inc.	609,700	7,725
	CoBiz Financial Inc.	588,746	7,695
*	Forestar Group Inc.	583,496	7,679
	Westwood Holdings Group Inc.	128,165	7,635
^	CorEnergy Infrastructure Trust Inc.	1,207,122	7,629
	First Busey Corp.	1,141,714	7,501
	Getty Realty Corp.	455,951	7,459
	Bank Mutual Corp.	965,348	7,404
*	Altisource Portfolio Solutions SA	239,974	7,389
	Independent Bank Group Inc.	171,012	7,336
	Meadowbrook Insurance Group Inc.	852,581	7,332
	RE/MAX Holdings Inc.	205,595	7,301
*,^	World Acceptance Corp.	117,751	7,243
*	Virtu Financial Inc. Class A	304,057	7,139
	State National Cos. Inc.	650,765	7,048
*	Anchor BanCorp Wisconsin Inc.	181,446	6,891
*	Safeguard Scientifics Inc.	353,585	6,881
	Peapack Gladstone Financial Corp.	309,321	6,873
	HCI Group Inc.	153,852	6,802
	Dynex Capital Inc.	890,813	6,788
	Hudson Valley Holding Corp.	238,751	6,735
	Campus Crest Communities Inc.	1,210,310	6,705

23

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	Great Southern Bancorp Inc.	159,096	6,704
*	Flagstar Bancorp Inc.	358,569	6,626
	Banc of California Inc.	474,889	6,530
*	Ezcorp Inc. Class A	866,206	6,436
	First Connecticut Bancorp Inc.	402,998	6,396
	Peoples Bancorp Inc.	271,944	6,347
	GAIN Capital Holdings Inc.	663,820	6,346
	Armada Hoffler Properties Inc.	625,383	6,248
	Southwest Bancorp Inc.	329,938	6,140
*	Seacoast Banking Corp. of Florida	388,444	6,137
*	PICO Holdings Inc.	414,379	6,100
	James River Group Holdings Ltd.	233,059	6,029
	Waterstone Financial Inc.	455,572	6,014
*	Ladenburg Thalmann Financial Services Inc.	1,712,630	5,994
	Stonegate Bank	200,981	5,963
	Whitestone REIT	454,416	5,917
	Lakeland Bancorp Inc.	496,875	5,908
	Bryn Mawr Bank Corp.	194,812	5,876
	West Bancorporation Inc.	295,741	5,868
	Enterprise Financial Services Corp.	257,381	5,861
	Ashford Hospitality Prime Inc.	387,472	5,820
*	PennyMac Financial Services Inc. Class A	319,648	5,792
*	Bancorp Inc.	623,605	5,787
	Preferred Apartment Communities Inc. Class A	571,338	5,685
	Prudential Bancorp Inc.	392,037	5,685
^	NexPoint Residential Trust Inc.	422,612	5,676
	One Liberty Properties Inc.	265,789	5,656
*	C1 Financial Inc.	291,238	5,644
	OneBeacon Insurance Group Ltd. Class A	388,427	5,636
	EMC Insurance Group Inc.	221,397	5,550
	Financial Institutions Inc.	221,597	5,504
	Preferred Bank	181,363	5,450
*	HomeTrust Bancshares Inc.	324,281	5,435
	United Community Financial Corp.	1,013,343	5,421
	Federated National Holding Co.	222,595	5,387
	Fidelity & Guaranty Life	226,195	5,345
	Independent Bank Corp.	392,292	5,319
	State Auto Financial Corp.	218,275	5,228
*,^	RCS Capital Corp. Class A	681,967	5,224
	Meta Financial Group Inc.	120,767	5,183
*	Blue Hills Bancorp Inc.	369,216	5,169
	Newcastle Investment Corp.	1,159,643	5,126
	Arrow Financial Corp.	187,247	5,061
	Ares Commercial Real Estate Corp.	443,775	5,055
	German American Bancorp Inc.	170,859	5,032
	Gladstone Commercial Corp.	303,410	5,024
	Consolidated-Tomoka Land Co.	87,122	5,022
	First Defiance Financial Corp.	133,155	4,997
	National Storage Affiliates Trust	400,240	4,963
*	MoneyGram International Inc.	537,471	4,939
^	Peoples Financial Services Corp.	121,669	4,819
	Mercantile Bank Corp.	223,978	4,795
	Metro Bancorp Inc.	183,447	4,795
*	TriState Capital Holdings Inc.	369,544	4,778
	Resource America Inc. Class A	563,455	4,739
	United Insurance Holdings Corp.	304,051	4,725
	First of Long Island Corp.	168,678	4,676
	First Bancorp	279,699	4,665
	Charter Financial Corp.	371,930	4,616
	Fidelity Southern Corp.	263,380	4,593
	Westfield Financial Inc.	625,179	4,570
	Univest Corp. of Pennsylvania	224,075	4,562
	Tiptree Financial Inc. Class A	622,227	4,511
	First Community Bancshares Inc.	245,292	4,469

24

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	Easterly Government Properties Inc.	280,435	4,465
*,^	Citizens Inc. Class A	585,716	4,369
	Trade Street Residential Inc.	649,633	4,327
	Park Sterling Corp.	600,468	4,323
*	Pacific Premier Bancorp Inc.	248,353	4,212
	Bridge Bancorp Inc.	157,073	4,192
*	NewStar Financial Inc.	380,250	4,183
	Camden National Corp.	107,679	4,167
	Cherry Hill Mortgage Investment Corp.	255,132	4,138
	Suffolk Bancorp	160,926	4,129
	QCR Holdings Inc.	187,752	4,085
	Opus Bank	112,842	4,083
	Independence Realty Trust Inc.	539,206	4,060
	Bank of Marin Bancorp	79,664	4,053
	Calamos Asset Management Inc. Class A	330,422	4,048
	Arbor Realty Trust Inc.	590,362	3,991
^	Orchid Island Capital Inc.	349,356	3,916
	Heritage Financial Group Inc.	129,498	3,908
	Oppenheimer Holdings Inc. Class A	147,342	3,872
	Bluerock Residential Growth REIT Inc. Class A	303,137	3,838
	NewBridge Bancorp	428,990	3,831
*	Franklin Financial Network Inc.	166,949	3,830
*	eHealth Inc.	301,356	3,824
*	First Northwest Bancorp	301,846	3,764
	OceanFirst Financial Corp.	201,519	3,758
	Federal Agricultural Mortgage Corp.	129,190	3,754
	Guaranty Bancorp	223,224	3,685
	Republic Bancorp Inc. Class A	141,050	3,625
	Baldwin & Lyons Inc.	156,996	3,614
	Silvercrest Asset Management Group Inc. Class A	255,262	3,589
*	Regional Management Corp.	200,718	3,585
	Heritage Oaks Bancorp	451,347	3,552
	ZAIS Financial Corp.	217,959	3,524
	CNB Financial Corp.	189,417	3,485
^	Owens Realty Mortgage Inc.	231,509	3,477
	Ellington Residential Mortgage REIT	243,501	3,477
	Clifton Bancorp Inc.	243,540	3,407
*	Global Indemnity plc	121,107	3,401
	National Interstate Corp.	122,886	3,357
	Citizens & Northern Corp.	161,906	3,327
	City Office REIT Inc.	267,545	3,318
	Heritage Commerce Corp.	343,871	3,305
*	Nicholas Financial Inc.	255,164	3,246
	ESSA Bancorp Inc.	252,258	3,244
	Pacific Continental Corp.	237,114	3,208
	Territorial Bancorp Inc.	128,669	3,122
*	Farmers Capital Bank Corp.	109,052	3,100
	Investar Holding Corp.	203,221	3,089
*	Sun Bancorp Inc.	160,401	3,088
*	Jernigan Capital Inc.	151,774	3,084
*,^	On Deck Capital Inc.	263,827	3,055
	MidWestOne Financial Group Inc.	91,437	3,010
	UMH Properties Inc.	301,741	2,957
	BankFinancial Corp.	249,742	2,942
*	FRP Holdings Inc.	90,221	2,926
	Donegal Group Inc. Class A	191,748	2,920
*	FBR & Co.	125,966	2,915
	JAVELIN Mortgage Investment Corp.	399,714	2,846
	Ames National Corp.	112,988	2,836
*	Cascade Bancorp	545,291	2,825
	Sierra Bancorp	162,405	2,811
*	Altisource Asset Management Corp.	19,333	2,790
*	Atlas Financial Holdings Inc.	137,757	2,732
	Kansas City Life Insurance Co.	59,723	2,730

25

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	Old Second Bancorp Inc.	412,781	2,724
	Horizon Bancorp	108,982	2,720
*	Stonegate Mortgage Corp.	267,994	2,699
*	JG Wentworth Co. Class A	291,315	2,680
*	BSB Bancorp Inc.	120,857	2,672
	National Bankshares Inc.	91,093	2,665
*	Imperial Holdings Inc.	459,330	2,660
*	Connecture Inc.	250,520	2,646
	Pzena Investment Management Inc. Class A	238,484	2,635
	Marlin Business Services Corp.	155,534	2,625
*	Jason Industries Inc.	381,213	2,596
	Reis Inc.	116,004	2,573
	First Bancorp Inc.	131,912	2,564
	Bar Harbor Bankshares	71,964	2,550
	Penns Woods Bancorp Inc.	57,450	2,533
	Macatawa Bank Corp.	476,968	2,528
*	Entegra Financial Corp.	143,422	2,517
	Provident Financial Holdings Inc.	148,682	2,489
	First Financial Northwest Inc.	199,551	2,486
	Manning & Napier Inc.	248,354	2,476
*	Southern First Bancshares Inc.	137,887	2,468
	American National Bankshares Inc.	103,500	2,464
*	CommunityOne Bancorp	219,784	2,367
	First Business Financial Services Inc.	50,333	2,360
	Capital City Bank Group Inc.	153,843	2,349
*	Hemisphere Media Group Inc. Class A	193,265	2,300
	Fox Chase Bancorp Inc.	133,131	2,253
	Merchants Bancshares Inc.	68,100	2,252
	Home Bancorp Inc.	86,917	2,194
*	BRT Realty Trust	310,752	2,185
	LCNB Corp.	133,563	2,164
*	First Security Group Inc.	881,994	2,161
	Northrim BanCorp Inc.	83,917	2,151
*	AV Homes Inc.	149,431	2,147
*	Consumer Portfolio Services Inc.	340,560	2,129
*	Hallmark Financial Services Inc.	181,402	2,064
	Fifth Street Asset Management Inc.	199,952	2,056
*	Green Bancorp Inc.	133,333	2,048
*	Hampton Roads Bankshares Inc.	974,850	2,028
	C&F Financial Corp.	54,312	2,012
*	Triumph Bancorp Inc.	152,772	2,009
	Enterprise Bancorp Inc.	85,660	2,008
*	Pacific Mercantile Bancorp	264,123	2,005
*,^	Impac Mortgage Holdings Inc.	102,873	1,969
*	Performant Financial Corp.	607,474	1,968
	Blue Capital Reinsurance Holdings Ltd.	107,626	1,934
^	County Bancorp Inc.	100,841	1,916
	MidSouth Bancorp Inc.	123,974	1,892
	Medley Management Inc. Class A	159,760	1,892
	Central Valley Community Bancorp	158,873	1,879
	Sotherly Hotels Inc.	263,834	1,865
	Alliance Bancorp Inc. of Pennsylvania	81,643	1,861
*,^	Republic First Bancorp Inc.	534,080	1,853
	MutualFirst Financial Inc.	79,243	1,841
	Hingham Institution for Savings	15,958	1,837
	Farmers National Banc Corp.	220,639	1,820
	Orrstown Financial Services Inc.	112,299	1,817
	Farmland Partners Inc.	151,421	1,802
	Century Bancorp Inc. Class A	44,025	1,790
*	Phoenix Cos. Inc.	96,901	1,767
	SI Financial Group Inc.	147,248	1,714
	Cape Bancorp Inc.	178,568	1,689
	Old Line Bancshares Inc.	105,897	1,683
	Access National Corp.	85,934	1,671

26

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	Pulaski Financial Corp.	128,630	1,662
*	Ashford Inc.	18,705	1,632
	Five Oaks Investment Corp.	195,239	1,630
*	Hamilton Bancorp Inc.	105,571	1,530
*	Malvern Bancorp Inc.	103,041	1,529
	Middleburg Financial Corp.	83,787	1,508
	Investors Title Co.	20,745	1,471
	Ameriana Bancorp	68,169	1,451
	Monarch Financial Holdings Inc.	115,274	1,447
	First Internet Bancorp	58,851	1,442
*	First Foundation Inc.	71,291	1,408
	Independence Holding Co.	103,421	1,364
*	Asta Funding Inc.	158,546	1,329
	Premier Financial Bancorp Inc.	85,497	1,321
	Riverview Bancorp Inc.	299,785	1,283
	Gladstone Land Corp.	122,522	1,267
*	ASB Bancorp Inc.	58,307	1,263
	Chemung Financial Corp.	47,586	1,260
*	Veritex Holdings Inc.	83,578	1,248
^	FXCM Inc. Class A	838,293	1,216
	Chicopee Bancorp Inc.	72,612	1,214
*	Westbury Bancorp Inc.	69,724	1,208
	Palmetto Bancshares Inc.	60,800	1,202
*	UCP Inc.	156,732	1,188
*	First Acceptance Corp.	371,196	1,188
	Cheviot Financial Corp.	78,989	1,161
	HopFed Bancorp Inc.	95,055	1,125
	Federal Agricultural Mortgage Corp. Class A	38,986	1,092
	LNB Bancorp Inc.	58,711	1,086
	Urstadt Biddle Properties Inc.	63,312	1,083
*	Maui Land & Pineapple Co. Inc.	183,834	1,044
*	MBT Financial Corp.	181,717	1,043
	Northeast Bancorp	99,071	986
	Great Ajax Corp.	69,131	980
*	Naugatuck Valley Financial Corp.	91,875	976
*	Black Knight Financial Services Inc. Class A	31,360	968
*	American River Bankshares	102,892	959
	FS Bancorp Inc.	42,202	910
	AmeriServ Financial Inc.	260,540	868
*,^	Ohr Pharmaceutical Inc.	325,450	817
*	Bear State Financial Inc.	85,986	803
*	Coastway Bancorp Inc.	69,446	783
*	Security National Financial Corp. Class A	113,312	763
*	Atlantic Coast Financial Corp.	171,014	761
	Eastern Virginia Bankshares Inc.	117,274	740
	Timberland Bancorp Inc.	73,350	735
*	1347 Property Insurance Holdings Inc.	86,788	707
*	First Marblehead Corp.	120,617	695
	Baylake Corp.	52,942	670
*	Bankwell Financial Group Inc.	37,266	664
	US Global Investors Inc. Class A	231,835	645
	Guaranty Federal Bancshares Inc.	43,358	638
*,^	22nd Century Group Inc.	669,515	629
	First Bancshares Inc.	37,181	619
*,^	Health Insurance Innovations Inc. Class A	119,568	594
*	First United Corp.	66,348	575
*	Polonia Bancorp Inc.	41,525	536
*	First Bank	82,347	494
	Bank of South Carolina Corp.	28,084	465
	River Valley Bancorp	18,324	429
*,^	Intersections Inc.	137,800	423
	United Bancorp Inc.	46,010	413
	Kingstone Cos. Inc.	53,830	409
	California First National Bancorp	28,965	391

27

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	Community West Bancshares	59,145	390
	CIFC Corp.	47,737	379
*	Atlanticus Holdings Corp.	105,954	374
*	Royal Bancshares of Pennsylvania Inc.	180,190	360
	Hennessy Advisors Inc.	18,956	357
	SB Financial Group Inc.	33,052	350
	Salisbury Bancorp Inc.	10,906	340
	United Community Bancorp	22,954	317
	CB Financial Services Inc.	15,463	308
	Manhattan Bridge Capital Inc.	64,440	283
*	National Commerce Corp.	10,752	277
*	HMN Financial Inc.	22,731	268
	Eagle Bancorp Montana Inc.	24,838	268
	IF Bancorp Inc.	13,547	224
	Landmark Bancorp Inc.	9,150	222
	Madison County Financial Inc.	10,488	220
	First Savings Financial Group Inc.	7,388	220
	Citizens Community Bancorp Inc.	22,640	207
*	Civista Bancshares Inc.	19,039	206
*	Transcontinental Realty Investors Inc.	16,524	186
	Summit State Bank	13,701	180
	Wheeler REIT Inc.	87,300	177
	Institutional Financial Markets Inc.	124,173	174
*	WaferGen Bio-systems Inc.	54,360	171
	Parke Bancorp Inc.	12,512	161
*	Carolina Bank Holdings Inc.	13,013	158
	QC Holdings Inc.	83,632	156
	WVS Financial Corp.	11,313	134
*	InterGroup Corp.	5,945	116
*	Jacksonville Bancorp Inc.	7,410	97
	Northeast Community Bancorp Inc.	12,716	95
	First Capital Bancorp Inc.	21,437	92
*	Income Opportunity Realty Investors Inc.	12,550	92
*	Vestin Realty Mortgage II Inc.	23,180	90
*	Southcoast Financial Corp.	10,597	88
	Athens Bancshares Corp.	2,613	74
*	Sunshine Bancorp Inc.	4,500	67
*	Citizens First Corp.	3,499	44
	Atlantic American Corp.	11,780	43
*	RMG Networks Holding Corp.	47,392	40
	Pathfinder Bancorp Inc.	3,000	35
	First Federal of Northern Michigan Bancorp Inc.	4,800	31
*	Internet Patents Corp.	8,626	26
*	CVSL Inc.	19,700	24
	United Bancshares Inc.	1,400	22
*	Cordia Bancorp Inc.	5,680	22
	Southwest Georgia Financial Corp.	1,200	17
*	American Realty Investors Inc.	3,525	17
*	Tejon Ranch Co. Warrants Exp. 08/31/2016	33,339	16
	Home Federal Bancorp Inc.	780	16
*	Melrose Bancorp Inc.	1,100	15
	Ocean Shore Holding Co.	1,000	15
	Two River Bancorp	1,600	15
	HMG/Courtland Properties Inc.	945	12
*	Unico American Corp.	1,100	12
	First West Virginia Bancorp Inc.	290	6
*	Avenue Financial Holdings Inc.	500	6
*	JW Mays Inc.	100	5
	Sussex Bancorp	50	1
	Unity Bancorp Inc.	50	1
			76,320,866
Health Care (14.2%)
	Johnson & Johnson	49,191,334	4,794,187
	Pfizer Inc.	109,481,204	3,670,905

28

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	Gilead Sciences Inc.	26,086,302	3,054,184
	Merck & Co. Inc.	50,224,643	2,859,289
*	Allergan plc	6,970,013	2,115,120
	Amgen Inc.	13,480,867	2,069,583
	UnitedHealth Group Inc.	16,875,844	2,058,853
	Bristol-Myers Squibb Co.	29,570,950	1,967,651
	AbbVie Inc.	29,002,502	1,948,678
	Medtronic plc	25,248,192	1,870,891
*	Biogen Inc.	4,175,036	1,686,464
*	Celgene Corp.	14,106,703	1,632,639
	Eli Lilly & Co.	17,708,900	1,478,516
	Abbott Laboratories	26,637,982	1,307,392
*	Express Scripts Holding Co.	12,921,185	1,149,210
	Thermo Fisher Scientific Inc.	7,029,407	912,136
	Aetna Inc.	6,213,069	791,918
	Anthem Inc.	4,703,642	772,056
*	Alexion Pharmaceuticals Inc.	4,219,133	762,693
	Cigna Corp.	4,573,010	740,828
*	Regeneron Pharmaceuticals Inc.	1,347,251	687,273
	Baxter International Inc.	9,625,903	673,139
*	Illumina Inc.	2,556,092	558,148
	Stryker Corp.	5,689,906	543,784
*	Vertex Pharmaceuticals Inc.	4,342,224	536,178
	Becton Dickinson and Co.	3,687,312	522,308
	Humana Inc.	2,653,120	507,489
*	HCA Holdings Inc.	5,568,985	505,218
*	Mylan NV	7,396,301	501,913
	Perrigo Co. plc	2,478,998	458,193
*	Boston Scientific Corp.	23,803,891	421,329
*	BioMarin Pharmaceutical Inc.	2,847,078	389,423
	Zoetis Inc.	7,963,971	384,023
	St. Jude Medical Inc.	4,980,217	363,904
	Zimmer Biomet Holdings Inc.	2,997,864	327,457
*	Intuitive Surgical Inc.	657,527	318,572
*	Incyte Corp.	2,865,564	298,620
*	Endo International plc	3,586,132	285,635
*	Edwards Lifesciences Corp.	1,907,068	271,624
*	Hospira Inc.	3,050,432	270,604
*	DaVita HealthCare Partners Inc.	3,174,279	252,260
*	Mallinckrodt plc	2,085,468	245,501
	Universal Health Services Inc. Class B	1,614,318	229,395
	CR Bard Inc.	1,316,823	224,782
*	Laboratory Corp. of America Holdings	1,759,688	213,309
*	Henry Schein Inc.	1,485,837	211,167
	Quest Diagnostics Inc.	2,533,848	183,755
*	Jazz Pharmaceuticals plc	1,037,870	182,738
*	Waters Corp.	1,396,534	179,287
*	Alkermes plc	2,674,428	172,073
*	Medivation Inc.	1,402,567	160,173
*	Hologic Inc.	4,186,972	159,356
*	Centene Corp.	1,886,542	151,678
	Cooper Cos. Inc.	851,340	151,513
*	Varian Medical Systems Inc.	1,765,254	148,864
*	Alnylam Pharmaceuticals Inc.	1,204,835	144,424
	ResMed Inc.	2,511,733	141,586
*	United Therapeutics Corp.	782,155	136,056
*	Envision Healthcare Holdings Inc.	3,238,598	127,860
	DENTSPLY International Inc.	2,475,456	127,610
*	MEDNAX Inc.	1,711,288	126,824
*	Isis Pharmaceuticals Inc.	2,138,070	123,046
*	Community Health Systems Inc.	1,951,648	122,895
*	Brookdale Senior Living Inc.	3,228,668	112,035
*	DexCom Inc.	1,344,333	107,520
*	IDEXX Laboratories Inc.	1,667,592	106,959

29

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	Sirona Dental Systems Inc.	1,020,447	102,473
*	Tenet Healthcare Corp.	1,728,230	100,030
	Teleflex Inc.	728,212	98,636
*	Bluebird Bio Inc.	571,451	96,215
*	Quintiles Transnational Holdings Inc.	1,284,404	93,261
*	Receptos Inc.	450,817	85,678
*	Health Net Inc.	1,296,058	83,103
*	Team Health Holdings Inc.	1,259,373	82,275
*	Horizon Pharma plc	2,337,931	81,220
*	Seattle Genetics Inc.	1,668,089	80,736
*	Acadia Healthcare Co. Inc.	1,016,625	79,632
*	Cepheid	1,280,569	78,307
*	Alere Inc.	1,468,601	77,469
*	Align Technology Inc.	1,200,233	75,267
	Patterson Cos. Inc.	1,538,260	74,836
	West Pharmaceutical Services Inc.	1,248,082	72,489
*	Neurocrine Biosciences Inc.	1,509,852	72,111
	HealthSouth Corp.	1,545,215	71,173
*	Dyax Corp.	2,626,422	69,600
*	LifePoint Health Inc.	790,246	68,712
*	Intercept Pharmaceuticals Inc.	280,743	67,766
	STERIS Corp.	1,040,716	67,064
*,^	OPKO Health Inc.	4,098,010	65,896
*	WellCare Health Plans Inc.	773,114	65,583
	Bio-Techne Corp.	650,366	64,042
*	Akorn Inc.	1,424,722	62,203
*	PAREXEL International Corp.	962,814	61,919
*	Amsurg Corp.	842,781	58,953
*	ACADIA Pharmaceuticals Inc.	1,401,067	58,677
*	Charles River Laboratories International Inc.	821,305	57,771
*	Puma Biotechnology Inc.	489,832	57,188
	Hill-Rom Holdings Inc.	1,007,762	54,752
*,^	Agios Pharmaceuticals Inc.	492,613	54,749
*	Impax Laboratories Inc.	1,189,947	54,642
*	Bio-Rad Laboratories Inc. Class A	357,458	53,837
*	Molina Healthcare Inc.	731,283	51,409
*	Novavax Inc.	4,421,475	49,255
*	Anacor Pharmaceuticals Inc.	631,085	48,865
*	Catalent Inc.	1,648,498	48,350
*	Ultragenyx Pharmaceutical Inc.	467,987	47,917
*,^	Exact Sciences Corp.	1,569,204	46,668
*,^	Myriad Genetics Inc.	1,283,059	43,611
*	Clovis Oncology Inc.	495,544	43,548
*	Celldex Therapeutics Inc.	1,706,120	43,028
*	Pacira Pharmaceuticals Inc.	607,147	42,937
*	ABIOMED Inc.	650,947	42,787
*	Thoratec Corp.	959,691	42,773
*	Prestige Brands Holdings Inc.	917,016	42,403
*	Bruker Corp.	2,035,475	41,544
*	Halozyme Therapeutics Inc.	1,827,848	41,273
*	NuVasive Inc.	841,268	39,859
	Healthcare Services Group Inc.	1,194,270	39,471
	Owens & Minor Inc.	1,127,505	38,335
*	AMAG Pharmaceuticals Inc.	552,246	38,138
*,^	Intrexon Corp.	780,702	38,098
*	Haemonetics Corp.	910,786	37,670
*	Portola Pharmaceuticals Inc. Class A	810,838	36,934
*	Magellan Health Inc.	488,515	34,230
*	Integra LifeSciences Holdings Corp.	506,463	34,120
*	Halyard Health Inc.	817,436	33,106
*	Medicines Co.	1,145,338	32,768
*	Masimo Corp.	825,496	31,980
	Cantel Medical Corp.	595,466	31,959
*	Globus Medical Inc.	1,244,467	31,945

30

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	Ligand Pharmaceuticals Inc.	314,955	31,779
*	Chimerix Inc.	677,741	31,312
*	Insulet Corp.	991,283	30,715
	Select Medical Holdings Corp.	1,858,752	30,112
	Kindred Healthcare Inc.	1,471,504	29,857
*	Neogen Corp.	629,076	29,843
*,^	Kite Pharma Inc.	484,456	29,537
*	Nektar Therapeutics	2,314,241	28,951
*	Cyberonics Inc.	481,708	28,642
*,^	MannKind Corp.	4,820,979	27,431
*	KYTHERA Biopharmaceuticals Inc.	358,834	27,024
*	TESARO Inc.	452,755	26,617
*	Ironwood Pharmaceuticals Inc. Class A	2,203,123	26,570
*	HMS Holdings Corp.	1,541,810	26,473
*	Amicus Therapeutics Inc.	1,853,095	26,221
*,^	ZIOPHARM Oncology Inc.	2,162,698	25,952
	CONMED Corp.	442,215	25,768
^	Theravance Inc.	1,424,831	25,747
*	Air Methods Corp.	621,086	25,676
*	Alder Biopharmaceuticals Inc.	473,215	25,066
*	Radius Health Inc.	364,638	24,686
*	Acorda Therapeutics Inc.	732,919	24,428
*	Lannett Co. Inc.	408,499	24,281
*	Momenta Pharmaceuticals Inc.	1,061,552	24,214
*,^	ARIAD Pharmaceuticals Inc.	2,918,058	24,132
*	Tetraphase Pharmaceuticals Inc.	508,624	24,129
*	ICU Medical Inc.	248,969	23,816
*	Wright Medical Group Inc.	901,426	23,671
*	Natus Medical Inc.	546,598	23,263
*	Insmed Inc.	946,895	23,123
*	PTC Therapeutics Inc.	472,337	22,734
*	Repligen Corp.	549,186	22,665
*	Omnicell Inc.	596,331	22,488
*	Depomed Inc.	1,035,439	22,221
*,^	Raptor Pharmaceutical Corp.	1,392,427	21,986
*	VWR Corp.	813,552	21,746
*	ImmunoGen Inc.	1,505,693	21,652
*,^	Juno Therapeutics Inc.	404,063	21,549
*	Esperion Therapeutics Inc.	262,531	21,465
*	Ophthotech Corp.	403,623	21,013
*	HeartWare International Inc.	285,106	20,724
*,^	Merrimack Pharmaceuticals Inc.	1,674,590	20,706
	Ensign Group Inc.	399,169	20,382
*,^	MiMedx Group Inc.	1,742,392	20,194
*	Sarepta Therapeutics Inc.	652,550	19,857
*	Arena Pharmaceuticals Inc.	4,256,767	19,751
	Abaxis Inc.	381,298	19,629
*	FibroGen Inc.	832,671	19,568
*	Cempra Inc.	553,734	19,026
*	Amedisys Inc.	478,055	18,993
	PDL BioPharma Inc.	2,896,267	18,623
*	PharMerica Corp.	549,356	18,294
*,^	Array BioPharma Inc.	2,525,998	18,212
*	Sage Therapeutics Inc.	248,850	18,166
*	Bio-Reference Laboratories Inc.	438,718	18,097
*	BioCryst Pharmaceuticals Inc.	1,204,829	17,988
*	Zeltiq Aesthetics Inc.	610,236	17,984
*	Retrophin Inc.	539,833	17,895
*,^	Keryx Biopharmaceuticals Inc.	1,782,846	17,793
*,^	Insys Therapeutics Inc.	493,186	17,715
*	Emergent BioSolutions Inc.	527,917	17,395
*	Endologix Inc.	1,119,626	17,175
	Analogic Corp.	217,206	17,138
*	Spectranetics Corp.	738,870	17,001

31

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	IPC Healthcare Inc.	304,012	16,839
*	Tornier NV	651,077	16,270
*	Relypsa Inc.	481,617	15,937
*	Achillion Pharmaceuticals Inc.	1,787,229	15,835
*	LDR Holding Corp.	364,591	15,769
*	Merit Medical Systems Inc.	730,745	15,740
*	TherapeuticsMD Inc.	1,955,687	15,372
*,^	NewLink Genetics Corp.	345,203	15,282
*	Nevro Corp.	283,096	15,216
*,^	Heron Therapeutics Inc.	487,141	15,179
*	HealthStream Inc.	483,963	14,722
*	PRA Health Sciences Inc.	398,855	14,490
*	Surgical Care Affiliates Inc.	372,995	14,316
*	Dynavax Technologies Corp.	605,224	14,177
*	Affymetrix Inc.	1,295,654	14,149
*	NxStage Medical Inc.	989,202	14,131
*	Hanger Inc.	598,929	14,039
*	MacroGenics Inc.	369,723	14,038
*	Cynosure Inc. Class A	363,706	14,032
*,^	Exelixis Inc.	3,704,340	13,928
*,^	ZS Pharma Inc.	265,482	13,909
*	Cardiovascular Systems Inc.	505,204	13,363
*	Adeptus Health Inc. Class A	140,239	13,321
*	Amphastar Pharmaceuticals Inc.	743,709	13,074
	Meridian Bioscience Inc.	700,937	13,065
*	Inogen Inc.	292,803	13,059
*	Sangamo BioSciences Inc.	1,164,492	12,914
*,^	Synergy Pharmaceuticals Inc.	1,546,807	12,838
*,^	Rockwell Medical Inc.	788,562	12,712
*	Fluidigm Corp.	499,608	12,091
*	Capital Senior Living Corp.	489,461	11,992
*	Quidel Corp.	520,616	11,948
*	Eagle Pharmaceuticals Inc.	147,634	11,938
*,^	Geron Corp.	2,774,301	11,874
*	Luminex Corp.	685,064	11,824
*,^	OvaScience Inc.	405,663	11,736
*	Orthofix International NV	354,011	11,725
*	INC Research Holdings Inc. Class A	290,095	11,639
	Atrion Corp.	29,008	11,380
*,^	Accelerate Diagnostics Inc.	438,168	11,309
	Invacare Corp.	521,736	11,285
*,^	Omeros Corp.	625,121	11,246
*	Supernus Pharmaceuticals Inc.	640,536	10,876
	US Physical Therapy Inc.	198,423	10,866
*	Agenus Inc.	1,243,252	10,729
*	Triple-S Management Corp. Class B	416,437	10,686
*	Acceleron Pharma Inc.	336,844	10,658
*	Atara Biotherapeutics Inc.	201,334	10,622
*	Zafgen Inc.	303,640	10,515
*	Xencor Inc.	477,316	10,487
*	AtriCure Inc.	423,004	10,423
*	Universal American Corp.	985,290	9,971
*	Karyopharm Therapeutics Inc.	365,321	9,940
*,^	Northwest Biotherapeutics Inc.	990,484	9,836
*	Sagent Pharmaceuticals Inc.	402,242	9,779
*	Coherus Biosciences Inc.	335,121	9,685
*	Vascular Solutions Inc.	278,538	9,671
*,^	Orexigen Therapeutics Inc.	1,950,821	9,657
*	ANI Pharmaceuticals Inc.	155,029	9,620
*,^	Advaxis Inc.	471,038	9,576
*,^	Epizyme Inc.	396,933	9,526
*	Infinity Pharmaceuticals Inc.	857,885	9,394
*	Progenics Pharmaceuticals Inc.	1,241,009	9,258
*,^	Inovio Pharmaceuticals Inc.	1,118,108	9,124

32

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	Intersect ENT Inc.	316,477	9,061
	National HealthCare Corp.	136,649	8,881
*	Aegerion Pharmaceuticals Inc.	467,664	8,872
*,^	Vanda Pharmaceuticals Inc.	697,127	8,847
*,^	Accuray Inc.	1,306,202	8,804
*,^	TG Therapeutics Inc.	529,637	8,787
*	LHC Group Inc.	228,964	8,758
*,^	Albany Molecular Research Inc.	423,436	8,562
*,^	Corcept Therapeutics Inc.	1,408,912	8,468
*,^	Cerus Corp.	1,612,584	8,369
*,^	Spectrum Pharmaceuticals Inc.	1,211,425	8,286
*	Anika Therapeutics Inc.	250,309	8,268
*,^	Spark Therapeutics Inc.	136,189	8,208
*,^	InVivo Therapeutics Holdings Corp.	504,454	8,147
*	Revance Therapeutics Inc.	253,087	8,094
*	Aratana Therapeutics Inc.	524,955	7,937
*	K2M Group Holdings Inc.	322,923	7,757
*,^	Foundation Medicine Inc.	226,696	7,671
*	AngioDynamics Inc.	459,969	7,543
*	Genomic Health Inc.	257,468	7,155
*,^	XOMA Corp.	1,836,058	7,124
*	Five Prime Therapeutics Inc.	279,416	6,941
*,^	Arrowhead Research Corp.	961,187	6,872
*	SciClone Pharmaceuticals Inc.	694,155	6,817
*	CorVel Corp.	211,601	6,775
*	Oncothyreon Inc.	1,802,303	6,741
*	Paratek Pharmaceuticals Inc.	260,630	6,716
*	Healthways Inc.	543,445	6,510
*,^	AAC Holdings Inc.	148,378	6,463
*,^	Vital Therapies Inc.	305,802	6,452
*	BioDelivery Sciences International Inc.	810,597	6,452
*,^	Idera Pharmaceuticals Inc.	1,731,485	6,424
*	Flexion Therapeutics Inc.	292,027	6,392
*	Curis Inc.	1,917,952	6,348
*	STAAR Surgical Co.	654,148	6,319
*	Sucampo Pharmaceuticals Inc. Class A	383,361	6,299
*	Sorrento Therapeutics Inc.	355,100	6,257
*	Lion Biotechnologies Inc.	676,625	6,205
*,^	Sequenom Inc.	2,037,179	6,193
*	XenoPort Inc.	1,007,627	6,177
*	GenMark Diagnostics Inc.	678,886	6,151
*	La Jolla Pharmaceutical Co.	242,827	5,952
*,^	Immunomedics Inc.	1,463,770	5,943
*	Ignyta Inc.	391,853	5,913
*	RTI Surgical Inc.	909,072	5,873
*,^	Lexicon Pharmaceuticals Inc.	721,020	5,804
*,^	Pacific Biosciences of California Inc.	1,003,162	5,778
*	SurModics Inc.	243,117	5,694
*,^	Theravance Biopharma Inc.	435,264	5,667
*,^	Mirati Therapeutics Inc.	179,214	5,640
*	Almost Family Inc.	141,259	5,638
*	Osiris Therapeutics Inc.	288,347	5,611
*	Pfenex Inc.	287,277	5,573
*	Nobilis Health Corp.	795,319	5,408
*	Aerie Pharmaceuticals Inc.	305,593	5,394
*,^	Regulus Therapeutics Inc.	491,482	5,387
*	Assembly Biosciences Inc.	275,674	5,309
*	Civitas Solutions Inc.	245,598	5,239
*	OraSure Technologies Inc.	957,901	5,163
	CryoLife Inc.	457,226	5,158
*	POZEN Inc.	497,055	5,125
*	Avalanche Biotechnologies Inc.	313,858	5,097
*	Otonomy Inc.	220,601	5,072
*	Rigel Pharmaceuticals Inc.	1,565,724	5,026

33

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	Antares Pharma Inc.	2,413,842	5,021
*	Catalyst Pharmaceuticals Inc.	1,194,920	4,935
*,^	Organovo Holdings Inc.	1,263,745	4,764
*,^	Galena Biopharma Inc.	2,768,565	4,707
*	Enanta Pharmaceuticals Inc.	104,349	4,695
*,^	CTI BioPharma Corp.	2,379,264	4,640
*	Ocular Therapeutix Inc.	217,991	4,584
*	NeoGenomics Inc.	832,720	4,505
*	Anthera Pharmaceuticals Inc.	521,563	4,496
*,^	IGI Laboratories Inc.	698,272	4,399
*	Threshold Pharmaceuticals Inc.	1,081,368	4,369
*	BioTelemetry Inc.	452,839	4,270
*	Versartis Inc.	278,566	4,240
*,^	OncoMed Pharmaceuticals Inc.	186,062	4,186
*,^	BioScrip Inc.	1,136,638	4,126
*,^	Zogenix Inc.	2,424,538	4,073
*,^	Unilife Corp.	1,872,147	4,025
*	Sientra Inc.	158,768	4,006
*,^	Peregrine Pharmaceuticals Inc.	3,041,533	3,984
*	Cutera Inc.	256,696	3,974
*,^	Tobira Therapeutics Inc.	225,399	3,888
*	RadNet Inc.	579,039	3,874
*,^	Trovagene Inc.	380,933	3,866
*	Dermira Inc.	219,093	3,845
*	Durect Corp.	1,608,636	3,845
*,^	VIVUS Inc.	1,605,168	3,788
*,^	Navidea Biopharmaceuticals Inc.	2,347,470	3,779
*	Verastem Inc.	500,837	3,776
*,^	ChemoCentryx Inc.	458,740	3,775
*	Cytokinetics Inc.	548,302	3,685
*	Concert Pharmaceuticals Inc.	246,975	3,677
*	Immune Design Corp.	176,984	3,655
*	Blueprint Medicines Corp.	137,397	3,640
*,^	Synta Pharmaceuticals Corp.	1,618,854	3,610
*,^	Ocata Therapeutics Inc.	683,340	3,601
*,^	Synthetic Biologics Inc.	1,241,312	3,538
*	T2 Biosystems Inc.	216,926	3,521
*	BioSpecifics Technologies Corp.	65,405	3,375
*,^	XBiotech Inc.	182,116	3,293
*,^	Bellicum Pharmaceuticals Inc.	154,493	3,286
*	Exactech Inc.	156,674	3,264
*	Five Star Quality Care Inc.	663,749	3,186
*	Adamas Pharmaceuticals Inc.	120,659	3,164
*	Sunesis Pharmaceuticals Inc.	1,047,302	3,152
*	Dicerna Pharmaceuticals Inc.	218,946	3,054
*	Genocea Biosciences Inc.	221,291	3,038
*	Akebia Therapeutics Inc.	294,965	3,035
*	Stemline Therapeutics Inc.	257,682	3,033
*,^	CytRx Corp.	812,843	3,024
*	Tandem Diabetes Care Inc.	277,551	3,009
	Utah Medical Products Inc.	49,349	2,943
*,^	Endocyte Inc.	562,765	2,921
*,^	Repros Therapeutics Inc.	408,054	2,918
*,^	Tenax Therapeutics Inc.	761,068	2,808
*,^	Asterias Biotherapeutics Inc.	607,232	2,793
*	Pernix Therapeutics Holdings Inc.	467,230	2,766
*	Proteon Therapeutics Inc.	153,362	2,739
*	Loxo Oncology Inc.	151,877	2,738
*,^	Neuralstem Inc.	1,393,824	2,704
*	Addus HomeCare Corp.	96,665	2,693
*	Harvard Bioscience Inc.	468,415	2,670
	LeMaitre Vascular Inc.	220,830	2,663
*	Heska Corp.	88,955	2,641
*	Alliance HealthCare Services Inc.	140,174	2,620

34

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	NanoString Technologies Inc.	166,957	2,574
*	Trevena Inc.	406,601	2,545
*	Derma Sciences Inc.	352,478	2,524
*	Genesis Healthcare Inc.	349,275	2,305
*	aTyr Pharma Inc.	123,067	2,279
*	Tonix Pharmaceuticals Holding Corp.	252,865	2,268
*,^	BioTime Inc.	607,437	2,205
*	Enzo Biochem Inc.	707,691	2,144
*	Applied Genetic Technologies Corp.	139,488	2,140
*,^	AcelRx Pharmaceuticals Inc.	499,644	2,118
*	Invitae Corp.	140,958	2,097
*	Vitae Pharmaceuticals Inc.	143,858	2,072
*,^	Fibrocell Science Inc.	392,939	2,071
*,^	Flex Pharma Inc.	119,152	2,049
*	Targacept Inc.	725,082	2,023
*,^	CytoSorbents Corp.	328,449	2,017
*	Fate Therapeutics Inc.	307,538	1,990
*,^	Ampio Pharmaceuticals Inc.	839,379	1,989
*	Medgenics Inc.	321,967	1,974
*,^	Tokai Pharmaceuticals Inc.	145,408	1,934
*,^	Alimera Sciences Inc.	408,232	1,882
*	Synergetics USA Inc.	388,058	1,824
*,^	Fortress Biotech Inc.	526,032	1,767
*	Alliqua BioMedical Inc.	331,173	1,745
*,^	Rexahn Pharmaceuticals Inc.	2,845,469	1,729
*	Entellus Medical Inc.	66,731	1,726
*	Kindred Biosciences Inc.	248,222	1,693
*	Cara Therapeutics Inc.	139,078	1,690
	Psychemedics Corp.	113,707	1,686
*,^	pSivida Corp.	447,226	1,686
	Digirad Corp.	384,321	1,668
*	ContraFect Corp.	316,601	1,662
*	ContraVir Pharmaceuticals Inc.	317,548	1,613
*	Provectus Biopharmaceuticals Inc. Class A	2,961,256	1,599
*	AVEO Pharmaceuticals Inc.	882,183	1,535
*	ArQule Inc.	938,858	1,502
*	PharmAthene Inc.	827,001	1,489
*,^	CorMedix Inc.	377,729	1,466
*,^	Athersys Inc.	1,200,348	1,452
*	Cancer Genetics Inc.	123,076	1,447
*	Symmetry Surgical Inc.	165,119	1,440
*	Alphatec Holdings Inc.	1,010,364	1,394
*	EPIRUS Biopharmaceuticals Inc.	243,455	1,390
*,^	Actinium Pharmaceuticals Inc.	523,475	1,387
*,^	Caladrius Biosciences Inc.	740,756	1,385
*,^	IsoRay Inc.	924,245	1,368
*	Vericel Corp.	375,058	1,339
*	SCYNEXIS Inc.	152,100	1,337
*	Carbylan Therapeutics Inc.	186,906	1,336
*,^	Bio-Path Holdings Inc.	1,158,861	1,333
*,^	NanoViricides Inc.	765,867	1,325
*	Ardelyx Inc.	81,749	1,306
*,^	Hansen Medical Inc.	1,421,051	1,300
*,^	Egalet Corp.	88,862	1,282
*	Juniper Pharmaceuticals Inc.	137,471	1,258
*,^	Biolase Inc.	683,875	1,190
*	Cumberland Pharmaceuticals Inc.	162,395	1,161
*	Wright Medical Group Inc. CVR	288,011	1,155
*,^	Apricus Biosciences Inc.	671,418	1,148
*,^	Mast Therapeutics Inc.	2,339,086	1,146
*	Veracyte Inc.	101,153	1,127
*	Pain Therapeutics Inc.	648,731	1,122
*	Corium International Inc.	81,050	1,110
*,2	Baxalta Inc.	34,400	1,099

35

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*,^	Conatus Pharmaceuticals Inc.	210,165	1,082
*	Fonar Corp.	100,691	1,065
*	KemPharm Inc.	57,943	1,064
*	Cidara Therapeutics Inc.	75,332	1,056
	AdCare Health Systems Inc.	298,748	1,034
*,^	Calithera Biosciences Inc.	144,120	1,029
*,^	BIND Therapeutics Inc.	183,435	1,025
*,^	MediciNova Inc.	257,612	1,018
*,^	Corbus Pharmaceuticals Holdings Inc.	329,813	1,016
*,^	Discovery Laboratories Inc.	1,479,137	1,006
*,^	Ocera Therapeutics Inc.	264,414	1,005
*	GlycoMimetics Inc.	122,530	974
*	InfuSystems Holdings Inc.	303,633	969
*,^	StemCells Inc.	1,769,454	956
*,^	Galectin Therapeutics Inc.	345,606	944
*,^	TearLab Corp.	457,458	924
*	Vical Inc.	1,299,653	910
*,^	Sunshine Heart Inc.	258,495	892
*	Dipexium Pharmaceuticals Inc.	69,982	890
*	IRIDEX Corp.	107,001	883
*	Brainstorm Cell Therapeutics Inc.	244,224	882
*	Achaogen Inc.	144,172	869
*	MEI Pharma Inc.	482,002	824
*	Collegium Pharmaceutical Inc.	45,859	818
*,^	CEL-SCI Corp.	1,206,726	796
*	Aldeyra Therapeutics Inc.	101,870	791
*	Argos Therapeutics Inc.	115,185	789
*,^	Abeona Therapeutics Inc.	155,045	785
*,^	Cytori Therapeutics Inc.	1,382,437	770
*	AxoGen Inc.	242,639	762
*	Cymabay Therapeutics Inc.	276,247	743
*	Adamis Pharmaceuticals Corp.	175,999	739
*,^	PhotoMedex Inc.	542,154	737
*	HTG Molecular Diagnostics Inc.	65,650	732
*	ImmunoCellular Therapeutics Ltd.	1,547,621	730
*,^	Avinger Inc.	55,368	715
	Enzon Pharmaceuticals Inc.	591,551	710
*	OncoGenex Pharmaceuticals Inc.	292,632	682
*	Cardica Inc.	1,355,279	676
*	Retractable Technologies Inc.	175,484	667
*,^	iBio Inc.	683,611	649
*	Celator Pharmaceuticals Inc.	289,716	649
*	Bovie Medical Corp.	229,929	642
*,^	GTx Inc.	424,504	624
*,^	EnteroMedics Inc.	999,148	619
*	Imprimis Pharmaceuticals Inc.	75,879	617
*	Celsion Corp.	262,411	617
*	Chembio Diagnostics Inc.	123,989	609
*	Recro Pharma Inc.	46,489	601
*,^	Hemispherx Biopharma Inc.	2,858,987	585
*	Catabasis Pharmaceuticals Inc.	46,926	573
*	Aradigm Corp.	76,576	565
*,^	Biocept Inc.	215,365	549
*	TriVascular Technologies Inc.	101,441	543
*	Glaukos Corp.	18,700	542
*,^	Heat Biologics Inc.	88,564	531
*	Cerulean Pharma Inc.	115,279	530
*	Misonix Inc.	55,037	523
*	CAS Medical Systems Inc.	400,050	512
*	Palatin Technologies Inc.	562,490	501
*,^	OXiGENE Inc.	343,666	481
*	Cogentix Medical Inc.	289,122	468
	Span-America Medical Systems Inc.	25,343	467
*,^	Alexza Pharmaceuticals Inc.	425,033	463

36

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	Bellerophon Therapeutics Inc.	57,174	453
*	Onconova Therapeutics Inc.	191,299	453
	Daxor Corp.	66,868	452
*	Seres Therapeutics Inc.	10,687	444
*,^	Vermillion Inc.	214,146	443
*	Neothetics Inc.	49,114	442
*	CASI Pharmaceuticals Inc.	241,336	432
*,^	NephroGenex Inc.	64,091	426
	Diversicare Healthcare Services Inc.	32,613	421
*	CareDx Inc.	62,009	403
*,^	Stereotaxis Inc.	261,780	377
*	Cesca Therapeutics Inc.	438,429	373
*	iRadimed Corp.	16,000	372
*	Cyclacel Pharmaceuticals Inc.	465,134	372
*,^	ARCA biopharma Inc.	320,424	368
*	Biodel Inc.	341,986	352
*,^	Oculus Innovative Sciences Inc.	246,641	351
*,^	Acura Pharmaceuticals Inc.	338,201	334
*,^	Atossa Genetics Inc.	295,017	333
*,^	NovaBay Pharmaceuticals Inc.	525,932	326
*	Nivalis Therapeutics Inc.	21,344	323
*,^	Joint Corp.	30,909	315
*	Opexa Therapeutics Inc.	704,716	314
*	Oragenics Inc.	227,875	312
*,^	Celladon Corp.	243,153	306
*,^	TetraLogic Pharmaceuticals Corp.	126,006	295
*,^	Echo Therapeutics Inc.	170,831	287
*	Nanosphere Inc.	82,523	267
*,^	Akers Biosciences Inc.	60,354	263
*	CoLucid Pharmaceuticals Inc.	29,314	261
*	MGC Diagnostics Corp.	46,575	244
*,^	Venaxis Inc.	540,580	242
*	Marinus Pharmaceuticals Inc.	20,000	232
*	Eleven Biotherapeutics Inc.	79,313	224
*	EndoChoice Holdings Inc.	13,648	223
*,^	Presbia plc	26,900	221
*	Harvard Apparatus Regenerative Technology Inc.	149,545	214
*,^	Agile Therapeutics Inc.	24,376	209
*	Evoke Pharma Inc.	39,971	209
*	CombiMatrix Corp.	129,015	208
*,^	BG Medicine Inc.	372,965	205
*	Amedica Corp.	358,385	205
*	ERBA Diagnostics Inc.	92,345	202
*	KaloBios Pharmaceuticals Inc.	388,777	187
*	Hooper Holmes Inc.	943,091	180
*,^	Cleveland BioLabs Inc.	40,540	176
*	Delcath Systems Inc.	177,889	171
*,^	Response Genetics Inc.	474,266	155
*,^	Signal Genetics Inc.	70,186	154
*	Escalon Medical Corp.	105,245	145
*	Inotek Pharmaceuticals Corp.	29,200	143
*	Allied Healthcare Products Inc.	87,500	133
*	Minerva Neurosciences Inc.	22,832	132
*	Bioanalytical Systems Inc.	65,847	132
*	Viking Therapeutics Inc.	18,275	130
*	Tracon Pharmaceuticals Inc.	10,502	119
*,^	Capnia Inc.	37,500	105
*	ADMA Biologics Inc.	10,370	96
*	RXi Pharmaceuticals Corp.	183,736	90
*	Arrhythmia Research Technology Inc.	12,440	78
*	ProPhase Labs Inc.	56,433	76
*	GenVec Inc.	34,869	71
*	Perseon Corp.	34,668	66
*	Capricor Therapeutics Inc.	12,200	62

37

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	ImmuCell Corp.	5,733	46
*	USMD Holdings Inc.	5,047	43
*	OpGen Inc.	9,423	35
*	Roka Bioscience Inc.	13,614	35
*	Pulmatrix Inc.	3,109	30
*,^	Immune Pharmaceuticals Inc.	11,140	21
	Birner Dental Management Services Inc.	1,710	21
*	Sophiris Bio Inc.	26,479	21
*	Transgenomic Inc.	10,300	17
*,^	BioLife Solutions Inc.	7,586	15
*	Electromed Inc.	7,600	14
*	Histogenics Corp.	2,000	13
*	Semler Scientific Inc.	3,107	10
	VBI Vaccines Inc.	2,500	7
*	GlobeImmune Inc.	2,318	6
*	Cellectar Biosciences Inc.	1,700	5
*	Zosano Pharma Corp.	100	1
			57,523,546
Industrials (12.3%)
	General Electric Co.	178,678,987	4,747,501
	3M Co.	11,240,047	1,734,339
	United Technologies Corp.	15,060,931	1,670,709
	Boeing Co.	11,054,902	1,533,536
	Union Pacific Corp.	15,566,001	1,484,530
	Honeywell International Inc.	13,157,189	1,341,639
	United Parcel Service Inc. Class B	12,472,815	1,208,740
	Accenture plc Class A	11,112,078	1,075,427
	Danaher Corp.	10,635,587	910,300
	Caterpillar Inc.	10,730,448	910,157
	Lockheed Martin Corp.	4,752,773	883,540
	FedEx Corp.	4,763,924	811,773
	General Dynamics Corp.	4,983,382	706,095
	Automatic Data Processing Inc.	8,386,036	672,812
	Emerson Electric Co.	11,937,063	661,671
	CSX Corp.	17,528,602	572,309
	Eaton Corp. plc	8,283,793	559,073
	Northrop Grumman Corp.	3,454,313	547,958
	Deere & Co.	5,626,228	546,025
	Raytheon Co.	5,426,077	519,167
	Illinois Tool Works Inc.	5,608,804	514,832
	Norfolk Southern Corp.	5,440,151	475,252
	Precision Castparts Corp.	2,342,837	468,263
	TE Connectivity Ltd.	7,188,290	462,207
	Cummins Inc.	3,170,626	415,954
*	LinkedIn Corp. Class A	1,954,489	403,856
	PACCAR Inc.	6,265,373	399,793
	Sherwin-Williams Co.	1,429,751	393,210
	Waste Management Inc.	8,099,814	375,426
*	Fiserv Inc.	4,265,085	353,277
	Amphenol Corp. Class A	5,482,788	317,837
	Ingersoll-Rand plc	4,651,055	313,574
	Fidelity National Information Services Inc.	4,997,802	308,864
*	Alliance Data Systems Corp.	1,054,406	307,823
	Roper Technologies Inc.	1,770,837	305,399
	Rockwell Automation Inc.	2,390,696	297,976
	Tyco International plc	7,413,053	285,254
	Parker-Hannifin Corp.	2,386,963	277,675
	Paychex Inc.	5,751,790	269,644
	WW Grainger Inc.	1,085,581	256,903
	AMETEK Inc.	4,280,515	234,487
	Pall Corp.	1,881,403	234,141
	Agilent Technologies Inc.	5,919,197	228,363
	Pentair plc	3,234,672	222,384
	Rockwell Collins Inc.	2,332,553	215,411

38

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	FleetCor Technologies Inc.	1,372,801	214,239
	Xerox Corp.	19,715,480	209,773
	Dover Corp.	2,875,635	201,812
*	Stericycle Inc.	1,505,177	201,558
	Fastenal Co.	4,691,211	197,875
*	TransDigm Group Inc.	875,375	196,670
	Vulcan Materials Co.	2,333,093	195,816
	Textron Inc.	4,384,031	195,659
*	Verisk Analytics Inc. Class A	2,674,296	194,582
	Sealed Air Corp.	3,686,901	189,433
	Kansas City Southern	1,947,536	177,615
	Republic Services Inc. Class A	4,385,518	171,781
*	Mettler-Toledo International Inc.	501,241	171,154
	Ball Corp.	2,435,009	170,816
	Masco Corp.	6,160,878	164,311
	Martin Marietta Materials Inc.	1,138,416	161,097
	CH Robinson Worldwide Inc.	2,573,375	160,553
*	Sensata Technologies Holding NV	2,979,372	157,132
	Towers Watson & Co. Class A	1,229,136	154,625
	Wabtec Corp.	1,612,993	152,008
	L-3 Communications Holdings Inc.	1,317,174	149,341
*	United Rentals Inc.	1,703,728	149,281
	Expeditors International of Washington Inc.	3,219,130	148,418
	Rock-Tenn Co. Class A	2,332,689	140,428
	Cintas Corp.	1,650,609	139,625
	MeadWestvaco Corp.	2,954,860	139,440
	Fluor Corp.	2,612,849	138,507
	Acuity Brands Inc.	763,209	137,362
*	Spirit AeroSystems Holdings Inc. Class A	2,479,459	136,643
	JB Hunt Transport Services Inc.	1,652,808	135,679
*	Crown Holdings Inc.	2,458,881	130,099
	Fortune Brands Home & Security Inc.	2,787,756	127,735
	Robert Half International Inc.	2,264,862	125,700
	Flowserve Corp.	2,378,247	125,238
	ManpowerGroup Inc.	1,386,134	123,893
	Total System Services Inc.	2,935,731	122,625
	Global Payments Inc.	1,181,236	122,199
	Xylem Inc.	3,211,682	119,057
	Carlisle Cos. Inc.	1,145,835	114,721
*	Flextronics International Ltd.	10,138,196	114,663
	IDEX Corp.	1,392,493	109,422
*	CoStar Group Inc.	540,998	108,881
	Packaging Corp. of America	1,738,213	108,621
*	Quanta Services Inc.	3,747,515	108,003
*	Trimble Navigation Ltd.	4,586,179	107,592
	Valspar Corp.	1,314,425	107,546
	Macquarie Infrastructure Corp.	1,285,949	106,258
	Broadridge Financial Solutions Inc.	2,120,464	106,044
	PerkinElmer Inc.	1,988,720	104,686
*	HD Supply Holdings Inc.	2,938,557	103,378
*	Zebra Technologies Corp.	923,274	102,530
	ADT Corp.	3,045,134	102,225
	B/E Aerospace Inc.	1,853,683	101,767
	Waste Connections Inc.	2,158,185	101,694
	Allegion plc	1,679,804	101,023
	Avnet Inc.	2,402,291	98,758
	Hubbell Inc. Class B	902,372	97,709
*	Vantiv Inc. Class A	2,555,451	97,593
	AO Smith Corp.	1,338,885	96,373
	Huntington Ingalls Industries Inc.	851,150	95,831
*	Arrow Electronics Inc.	1,691,181	94,368
	Jack Henry & Associates Inc.	1,437,050	92,977
*	Keysight Technologies Inc.	2,969,493	92,618
*	Jacobs Engineering Group Inc.	2,278,574	92,556

39

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	AECOM	2,674,897	88,486
^	Chicago Bridge & Iron Co. NV	1,766,147	88,378
	Allison Transmission Holdings Inc.	3,018,283	88,315
	Donaldson Co. Inc.	2,433,885	87,133
	Hexcel Corp.	1,683,508	83,738
*	Old Dominion Freight Line Inc.	1,203,322	82,554
	Ryder System Inc.	929,142	81,179
	Owens Corning	1,962,554	80,955
	Graphic Packaging Holding Co.	5,744,732	80,024
	Bemis Co. Inc.	1,756,867	79,077
	AGCO Corp.	1,374,345	78,035
*	WEX Inc.	679,806	77,477
	FLIR Systems Inc.	2,493,786	76,858
	Nordson Corp.	985,609	76,769
	Orbital ATK Inc.	1,044,191	76,602
	Sonoco Products Co.	1,785,899	76,544
	MAXIMUS Inc.	1,152,029	75,723
	Lennox International Inc.	703,085	75,715
	Lincoln Electric Holdings Inc.	1,238,057	75,385
	Graco Inc.	1,043,904	74,148
	Trinity Industries Inc.	2,737,954	72,364
*	Kirby Corp.	943,463	72,326
	AptarGroup Inc.	1,123,534	71,648
	MDU Resources Group Inc.	3,655,411	71,390
*	Genesee & Wyoming Inc. Class A	932,191	71,014
*	Colfax Corp.	1,530,109	70,615
	Cognex Corp.	1,449,928	69,742
*	Berry Plastics Group Inc.	2,080,559	67,410
	ITT Corp.	1,598,083	66,864
*	Owens-Illinois Inc.	2,878,882	66,042
	Toro Co.	957,616	64,907
	RR Donnelley & Sons Co.	3,719,024	64,823
	Jabil Circuit Inc.	3,041,234	64,748
*	CoreLogic Inc.	1,608,383	63,837
	Eagle Materials Inc.	834,221	63,676
	National Instruments Corp.	2,116,292	62,346
	Joy Global Inc.	1,712,987	62,010
	Babcock & Wilcox Co.	1,882,331	61,740
*	Genpact Ltd.	2,882,671	61,487
	World Fuel Services Corp.	1,277,596	61,261
	FEI Co.	737,847	61,190
*	Teledyne Technologies Inc.	576,215	60,796
	Belden Inc.	748,075	60,766
	MSC Industrial Direct Co. Inc. Class A	862,479	60,175
	Oshkosh Corp.	1,395,554	59,144
	Triumph Group Inc.	891,543	58,833
	Air Lease Corp. Class A	1,705,561	57,819
*	XPO Logistics Inc.	1,270,894	57,419
	Woodward Inc.	1,039,069	57,138
	Regal Beloit Corp.	775,577	56,299
	EnerSys	793,948	55,807
	Watsco Inc.	448,835	55,539
	CLARCOR Inc.	889,461	55,360
	Curtiss-Wright Corp.	759,673	55,031
*	Euronet Worldwide Inc.	878,878	54,227
	Deluxe Corp.	870,421	53,966
*,^	Ambarella Inc.	524,330	53,843
*	WESCO International Inc.	779,346	53,494
	Landstar System Inc.	792,704	53,008
	CEB Inc.	594,341	51,743
*	IPG Photonics Corp.	598,159	50,948
	Timken Co.	1,385,543	50,669
	EMCOR Group Inc.	1,055,674	50,430
	KBR Inc.	2,559,898	49,867

40

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	Generac Holdings Inc.	1,232,681	48,999
*	Clean Harbors Inc.	900,991	48,419
	Crane Co.	822,768	48,321
*	Esterline Technologies Corp.	503,009	47,957
	Kennametal Inc.	1,394,752	47,589
	SPX Corp.	654,265	47,362
*	USG Corp.	1,695,047	47,105
*	Moog Inc. Class A	662,210	46,805
	Booz Allen Hamilton Holding Corp. Class A	1,835,297	46,323
	Valmont Industries Inc.	387,969	46,118
	Manitowoc Co. Inc.	2,278,013	44,649
	Covanta Holding Corp.	2,066,025	43,779
*	Advisory Board Co.	783,380	42,827
*	Louisiana-Pacific Corp.	2,484,138	42,305
	Terex Corp.	1,793,213	41,692
	Silgan Holdings Inc.	788,003	41,575
*	KLX Inc.	937,621	41,377
	GATX Corp.	777,235	41,310
	Convergys Corp.	1,598,819	40,754
	Con-way Inc.	1,007,426	38,655
*	Universal Display Corp.	743,897	38,482
	HEICO Corp. Class A	751,351	38,146
	Littelfuse Inc.	399,038	37,865
*	Cimpress NV	438,784	36,928
*	Armstrong World Industries Inc.	669,827	35,688
*	DigitalGlobe Inc.	1,278,529	35,530
	Mueller Industries Inc.	1,015,637	35,263
*	Masonite International Corp.	500,111	35,063
*	Swift Transportation Co.	1,508,401	34,195
*	Rexnord Corp.	1,426,539	34,109
	Barnes Group Inc.	867,043	33,806
*	On Assignment Inc.	833,270	32,731
	Heartland Payment Systems Inc.	602,558	32,568
	Mobile Mini Inc.	774,425	32,557
*	Anixter International Inc.	492,302	32,073
	Matson Inc.	761,436	32,011
*	TASER International Inc.	949,115	31,615
	Korn/Ferry International	900,397	31,307
	ABM Industries Inc.	940,060	30,900
*	Imperva Inc.	451,733	30,582
	UniFirst Corp.	271,398	30,356
*	FTI Consulting Inc.	732,391	30,204
*	Trex Co. Inc.	602,768	29,795
*	Sanmina Corp.	1,468,236	29,600
*	Cardtronics Inc.	783,975	29,046
*,^	NeuStar Inc. Class A	975,690	28,500
	Knight Transportation Inc.	1,063,306	28,433
*	Huron Consulting Group Inc.	405,629	28,431
*	RBC Bearings Inc.	395,332	28,369
	Forward Air Corp.	539,882	28,214
	Tetra Tech Inc.	1,099,548	28,192
*	Coherent Inc.	440,260	27,948
*	Proto Labs Inc.	413,873	27,928
	Vishay Intertechnology Inc.	2,373,902	27,727
	MSA Safety Inc.	563,945	27,357
*,^	Knowles Corp.	1,495,566	27,070
	Essendant Inc.	685,826	26,919
*	WageWorks Inc.	657,807	26,608
*	Plexus Corp.	601,252	26,383
*	ExamWorks Group Inc.	670,943	26,234
*	AMN Healthcare Services Inc.	826,720	26,116
	Applied Industrial Technologies Inc.	656,541	26,032
	Apogee Enterprises Inc.	486,731	25,622
*	Boise Cascade Co.	697,512	25,585

41

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	Simpson Manufacturing Co. Inc.	745,693	25,354
	Brink's Co.	849,427	24,999
	Outerwall Inc.	327,766	24,946
*	Hub Group Inc. Class A	615,584	24,833
	Watts Water Technologies Inc. Class A	477,523	24,760
*	PHH Corp.	950,518	24,742
	EnPro Industries Inc.	425,618	24,354
	Aircastle Ltd.	1,071,777	24,297
	Mueller Water Products Inc. Class A	2,658,448	24,192
*	Greatbatch Inc.	448,024	24,157
*	Atlas Air Worldwide Holdings Inc.	438,115	24,079
*	LifeLock Inc.	1,452,175	23,816
	EVERTEC Inc.	1,119,115	23,770
	Heartland Express Inc.	1,167,419	23,617
*	OSI Systems Inc.	333,031	23,575
	Actuant Corp. Class A	1,019,940	23,550
	Harsco Corp.	1,424,309	23,501
*	Headwaters Inc.	1,288,126	23,470
	Franklin Electric Co. Inc.	723,585	23,393
	G&K Services Inc. Class A	333,800	23,079
*	Meritor Inc.	1,737,224	22,792
*	TriMas Corp.	767,395	22,715
	AZZ Inc.	437,513	22,663
	Granite Construction Inc.	632,330	22,454
*	TrueBlue Inc.	741,895	22,183
*	Astronics Corp.	305,296	21,642
*	Rogers Corp.	326,031	21,564
*	MasTec Inc.	1,081,319	21,486
*	Itron Inc.	616,976	21,249
	Tennant Co.	323,716	21,152
	Otter Tail Corp.	788,147	20,965
	Kaman Corp.	497,338	20,858
*	Benchmark Electronics Inc.	957,140	20,846
	Albany International Corp.	520,907	20,732
*	Aerojet Rocketdyne Holdings Inc.	972,289	20,039
	Brady Corp. Class A	806,188	19,945
^	Greenbrier Cos. Inc.	425,165	19,919
	Werner Enterprises Inc.	757,509	19,885
	Exponent Inc.	441,930	19,790
*	Veeco Instruments Inc.	686,438	19,728
	Sturm Ruger & Co. Inc.	338,791	19,464
	AAR Corp.	606,050	19,315
*	ExlService Holdings Inc.	558,096	19,299
*	Navistar International Corp.	851,626	19,272
*	TriNet Group Inc.	745,823	18,907
*	II-VI Inc.	981,674	18,632
	TAL International Group Inc.	588,569	18,599
	MTS Systems Corp.	268,905	18,541
	Insperity Inc.	363,900	18,523
	John Bean Technologies Corp.	481,398	18,096
	Standex International Corp.	226,036	18,067
^	Lindsay Corp.	203,608	17,899
	Universal Forest Products Inc.	342,978	17,845
	US Ecology Inc.	365,678	17,816
	TimkenSteel Corp.	657,789	17,754
	Methode Electronics Inc.	642,581	17,639
	Advanced Drainage Systems Inc.	596,321	17,490
*	Saia Inc.	438,724	17,237
	Cubic Corp.	362,244	17,236
	ESCO Technologies Inc.	458,335	17,146
*	Sykes Enterprises Inc.	698,234	16,932
	CIRCOR International Inc.	310,455	16,929
*	M/A-COM Technology Solutions Holdings Inc.	430,710	16,475
*	Nortek Inc.	197,932	16,454

42

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	General Cable Corp.	816,691	16,113
	Federal Signal Corp.	1,071,683	15,979
	Greif Inc. Class A	443,255	15,891
*,^	Smith & Wesson Holding Corp.	946,582	15,704
*	UTi Worldwide Inc.	1,571,001	15,694
	AAON Inc.	694,285	15,635
	Sun Hydraulics Corp.	405,567	15,456
*	Wesco Aircraft Holdings Inc.	1,011,662	15,327
*	Wabash National Corp.	1,209,344	15,165
	Badger Meter Inc.	238,044	15,113
*	RPX Corp.	893,868	15,106
*	Tutor Perini Corp.	693,962	14,976
	Encore Wire Corp.	332,368	14,721
	Comfort Systems USA Inc.	635,161	14,577
	Quanex Building Products Corp.	668,214	14,320
*	Team Inc.	355,685	14,316
*	FARO Technologies Inc.	304,451	14,218
	Multi-Color Corp.	221,939	14,177
*	Rofin-Sinar Technologies Inc.	506,909	13,991
	Raven Industries Inc.	682,174	13,869
	Astec Industries Inc.	328,223	13,726
	McGrath RentCorp	442,195	13,456
*	Echo Global Logistics Inc.	408,450	13,340
	ArcBest Corp.	414,972	13,196
*	Roadrunner Transportation Systems Inc.	509,160	13,136
*	Thermon Group Holdings Inc.	545,499	13,130
*	Navigant Consulting Inc.	881,448	13,107
	Primoris Services Corp.	643,414	12,740
*	Aegion Corp. Class A	672,496	12,737
*	Summit Materials Inc. Class A	498,414	12,710
	ManTech International Corp. Class A	437,240	12,680
	Materion Corp.	358,754	12,646
*	Newport Corp.	665,926	12,626
*	Inovalon Holdings Inc. Class A	449,425	12,539
*	Paylocity Holding Corp.	344,162	12,338
*	American Woodmark Corp.	222,937	12,228
	Altra Industrial Motion Corp.	448,660	12,195
	Griffon Corp.	756,094	12,037
*	Air Transport Services Group Inc.	1,124,504	11,796
*	ICF International Inc.	335,143	11,683
*	PGT Inc.	801,588	11,631
*	MYR Group Inc.	371,279	11,495
*	Builders FirstSource Inc.	895,051	11,492
	AVX Corp.	850,838	11,452
*	Continental Building Products Inc.	535,726	11,352
	H&E Equipment Services Inc.	560,801	11,199
	NN Inc.	435,752	11,120
	Myers Industries Inc.	582,406	11,066
	Kforce Inc.	477,263	10,915
	Textainer Group Holdings Ltd.	416,051	10,821
	CTS Corp.	558,910	10,770
*	Fabrinet	573,958	10,750
	HEICO Corp.	183,907	10,722
*,^	Rentrak Corp.	152,919	10,674
	Cass Information Systems Inc.	186,902	10,508
	Resources Connection Inc.	651,003	10,475
*	GrafTech International Ltd.	2,069,242	10,263
*	Gibraltar Industries Inc.	501,059	10,207
*	TTM Technologies Inc.	1,019,994	10,190
	Hyster-Yale Materials Handling Inc.	146,599	10,156
*	Monster Worldwide Inc.	1,530,290	10,008
*	US Concrete Inc.	262,142	9,933
	Celadon Group Inc.	463,960	9,595
*	Aerovironment Inc.	361,726	9,434

43

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	Marten Transport Ltd.	426,631	9,258
	Viad Corp.	340,079	9,220
	TeleTech Holdings Inc.	336,172	9,104
	Alamo Group Inc.	163,256	8,920
	Quad/Graphics Inc.	481,421	8,911
	Kadant Inc.	188,546	8,899
*	Global Cash Access Holdings Inc.	1,149,609	8,898
	Gorman-Rupp Co.	315,560	8,861
*	Lydall Inc.	287,286	8,492
*	DXP Enterprises Inc.	180,012	8,371
	Columbus McKinnon Corp.	331,588	8,290
	American Railcar Industries Inc.	169,298	8,235
	Douglas Dynamics Inc.	378,881	8,138
*	Kimball Electronics Inc.	557,228	8,130
	Ennis Inc.	436,851	8,121
*	Installed Building Products Inc.	322,161	7,886
*	NCI Building Systems Inc.	523,177	7,884
	Kelly Services Inc. Class A	507,357	7,788
*	GP Strategies Corp.	233,269	7,754
	Schnitzer Steel Industries Inc.	442,990	7,739
	Heidrick & Struggles International Inc.	296,583	7,735
*	Patrick Industries Inc.	201,157	7,654
*	CBIZ Inc.	788,112	7,597
*	Engility Holdings Inc.	301,367	7,582
	Argan Inc.	187,197	7,550
	Park-Ohio Holdings Corp.	154,400	7,482
	Acacia Research Corp.	848,459	7,441
	Daktronics Inc.	618,583	7,336
*	GSI Group Inc.	486,532	7,313
	Checkpoint Systems Inc.	715,192	7,281
*	Quality Distribution Inc.	462,535	7,151
*	Era Group Inc.	340,079	6,965
*	YRC Worldwide Inc.	525,338	6,819
	Park Electrochemical Corp.	351,447	6,734
	Global Brass & Copper Holdings Inc.	387,534	6,592
*	DHI Group Inc.	740,462	6,583
*	Landec Corp.	439,138	6,337
*	CAI International Inc.	300,803	6,194
*	Cross Country Healthcare Inc.	484,149	6,139
	American Science & Engineering Inc.	140,124	6,139
*	Bazaarvoice Inc.	1,035,458	6,099
	LB Foster Co. Class A	176,198	6,098
*	Great Lakes Dredge & Dock Corp.	1,018,786	6,072
*	Lionbridge Technologies Inc.	978,439	6,037
	Landauer Inc.	168,878	6,019
	NVE Corp.	75,206	5,896
	Powell Industries Inc.	164,271	5,777
*	ServiceSource International Inc.	1,036,504	5,670
*	PowerSecure International Inc.	381,734	5,634
*	Mistras Group Inc.	294,541	5,590
	Insteel Industries Inc.	297,269	5,559
*	Heritage-Crystal Clean Inc.	377,365	5,547
	Black Box Corp.	265,951	5,319
*	Furmanite Corp.	643,065	5,222
*	Kratos Defense & Security Solutions Inc.	819,552	5,163
*	Yodlee Inc.	356,201	5,144
*	ARC Document Solutions Inc.	672,458	5,117
*	Covenant Transportation Group Inc. Class A	191,830	4,807
*	Stock Building Supply Holdings Inc.	242,893	4,749
*	Power Solutions International Inc.	87,093	4,705
*	Ducommun Inc.	182,482	4,684
	Barrett Business Services Inc.	126,822	4,606
	CECO Environmental Corp.	406,544	4,606
	Eagle Bulk Shipping Inc.	649,789	4,529

44

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	CRA International Inc.	160,733	4,480
	FreightCar America Inc.	214,411	4,477
	Mesa Laboratories Inc.	49,780	4,425
*	InnerWorkings Inc.	661,185	4,410
	NACCO Industries Inc. Class A	71,825	4,364
*	Ply Gem Holdings Inc.	365,798	4,313
*	EnerNOC Inc.	438,329	4,252
*	Sparton Corp.	142,983	3,906
	VSE Corp.	72,692	3,890
*	AEP Industries Inc.	68,682	3,791
*	Franklin Covey Co.	185,605	3,766
*	PAM Transportation Services Inc.	61,693	3,581
	Graham Corp.	174,711	3,580
	Hurco Cos. Inc.	103,360	3,578
*	Radiant Logistics Inc.	486,669	3,558
*	Orion Marine Group Inc.	490,153	3,539
*	Multi-Fineline Electronix Inc.	158,920	3,474
	Universal Truckload Services Inc.	155,803	3,421
*	Northwest Pipe Co.	167,280	3,407
	LSI Industries Inc.	364,005	3,400
*	Patriot National Inc.	212,461	3,399
*	Casella Waste Systems Inc. Class A	592,290	3,323
	Electro Rent Corp.	304,296	3,305
*	Hill International Inc.	616,720	3,244
*	Vicor Corp.	264,884	3,229
*	Xerium Technologies Inc.	176,654	3,215
*	USA Truck Inc.	150,780	3,201
	Bel Fuse Inc. Class B	151,555	3,110
	Miller Industries Inc.	152,575	3,044
*,^	Maxwell Technologies Inc.	508,989	3,039
*,^	Layne Christensen Co.	338,951	3,034
	Twin Disc Inc.	161,862	3,017
*	Commercial Vehicle Group Inc.	417,626	3,011
	CDI Corp.	227,000	2,951
*	Volt Information Sciences Inc.	302,133	2,934
	Hardinge Inc.	288,250	2,839
*	Vishay Precision Group Inc.	187,891	2,830
	Universal Technical Institute Inc.	321,805	2,768
	Houston Wire & Cable Co.	269,360	2,672
	Dynamic Materials Corp.	238,569	2,624
*	UFP Technologies Inc.	119,800	2,506
*	TRC Cos. Inc.	240,662	2,443
*,^	Capstone Turbine Corp.	5,841,342	2,399
*	Accuride Corp.	620,313	2,388
*	Intevac Inc.	405,839	2,374
*,^	MicroVision Inc.	788,205	2,365
*,^	AM Castle & Co.	371,519	2,292
	Global Power Equipment Group Inc.	287,839	2,234
*	Ameresco Inc. Class A	288,977	2,211
*	NV5 Holdings Inc.	90,895	2,205
	Richardson Electronics Ltd.	271,503	2,194
	Electro Scientific Industries Inc.	412,108	2,172
*,^	Control4 Corp.	244,009	2,169
*	PFSweb Inc.	156,382	2,167
	Allied Motion Technologies Inc.	95,612	2,147
	ModusLink Global Solutions Inc.	627,988	2,135
	Spartan Motors Inc.	460,380	2,109
*,^	Blue Bird Corp.	161,939	2,104
*	SL Industries Inc.	53,878	2,080
*,^	Cenveo Inc.	980,168	2,078
*	Kemet Corp.	718,687	2,070
*	PRGX Global Inc.	470,499	2,065
*	Sharps Compliance Corp.	293,931	2,043
	Supreme Industries Inc. Class A	233,997	2,005

45

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	Information Services Group Inc.	419,236	2,004
*	Magnetek Inc.	57,976	1,995
*	Milacron Holdings Corp.	99,153	1,951
*	Willis Lease Finance Corp.	105,689	1,941
*,^	Nuverra Environmental Solutions Inc.	304,361	1,908
*	PMFG Inc.	296,342	1,905
*,^	Manitex International Inc.	248,071	1,895
*	Neff Corp. Class A	185,510	1,872
	Crawford & Co. Class B	219,434	1,850
*	Lawson Products Inc.	78,107	1,834
*	CUI Global Inc.	361,057	1,827
	United States Lime & Minerals Inc.	31,038	1,804
*	Perceptron Inc.	168,972	1,784
	Eastern Co.	95,000	1,759
*,^	ExOne Co.	153,900	1,708
*	LMI Aerospace Inc.	170,345	1,705
*	Planar Systems Inc.	390,734	1,704
	Omega Flex Inc.	44,518	1,677
	Crawford & Co. Class A	217,594	1,656
*,^	Energy Recovery Inc.	597,282	1,637
*	Higher One Holdings Inc.	545,425	1,631
*	Willdan Group Inc.	139,617	1,561
	National Research Corp. Class A	109,276	1,553
*,^	Research Frontiers Inc.	287,013	1,533
*	Hudson Technologies Inc.	435,701	1,521
*	Adept Technology Inc.	203,172	1,463
*	Aspen Aerogels Inc.	216,000	1,430
*,^	Energous Corp.	176,351	1,358
*	API Technologies Corp.	524,668	1,317
*	Planet Payment Inc.	543,961	1,316
*,^	Synthesis Energy Systems Inc.	918,247	1,313
*	Rand Logistics Inc.	377,273	1,222
*	CPI Aerostructures Inc.	120,673	1,208
*	Sterling Construction Co. Inc.	295,987	1,184
*	CyberOptics Corp.	116,386	1,177
*	General Finance Corp.	220,467	1,151
*	Orion Energy Systems Inc.	453,341	1,138
*	Mattersight Corp.	192,094	1,133
*,^	American Superconductor Corp.	216,686	1,133
*,^	Rubicon Technology Inc.	456,333	1,109
*	Hudson Global Inc.	479,777	1,099
*	StarTek Inc.	181,371	1,070
*	TransUnion	42,492	1,067
*	Napco Security Technologies Inc.	179,526	1,029
*	Frequency Electronics Inc.	88,389	997
*,^	ClearSign Combustion Corp.	175,508	949
*	Broadwind Energy Inc.	220,680	936
*	Key Technology Inc.	67,325	889
	MOCON Inc.	55,414	884
*,^	Revolution Lighting Technologies Inc.	731,617	849
*	Patriot Transportation Holding Inc.	34,273	845
	Hubbell Inc. Class A	7,600	819
*	Arotech Corp.	334,820	807
	Espey Manufacturing & Electronics Corp.	30,766	800
*	Innovative Solutions & Support Inc.	238,921	788
*	Ballantyne Strong Inc.	163,571	767
*	Gencor Industries Inc.	78,153	756
*	Evolent Health Inc. Class A	38,220	745
*	Iteris Inc.	417,153	738
*,^	Vertex Energy Inc.	300,962	713
	International Shipholding Corp.	110,522	705
	Lincoln Educational Services Corp.	330,578	668
*	Versar Inc.	164,937	650
	Air Industries Group	63,766	647

46

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	National Research Corp. Class B	18,770	634
*,^	Odyssey Marine Exploration Inc.	1,346,953	633
*	Transcat Inc.	64,149	606
*	BlueLinx Holdings Inc.	597,002	573
*	Press Ganey Holdings Inc.	19,852	569
*	Tecumseh Products Co.	226,847	560
*	Perma-Fix Environmental Services	144,397	550
*	eMagin Corp.	208,184	550
*	Ultralife Corp.	130,401	546
*	Fuel Tech Inc.	249,091	545
*,^	Breeze-Eastern Corp.	46,956	540
*	Erickson Inc.	123,800	537
*	Goldfield Corp.	317,141	526
*	Astrotech Corp.	192,745	522
*	MFRI Inc.	85,003	514
*	Integrated Electrical Services Inc.	70,864	503
*,^	UQM Technologies Inc.	574,458	494
	RF Industries Ltd.	116,048	493
*	Active Power Inc.	244,883	492
*	Wireless Telecom Group Inc.	205,351	446
*,^	Turtle Beach Corp.	191,477	437
*	Echelon Corp.	494,283	395
	SIFCO Industries Inc.	25,338	378
*	American Electric Technologies Inc.	72,950	372
*	IEC Electronics Corp.	78,991	355
*,^	Metalico Inc.	674,835	344
*	ENGlobal Corp.	236,848	320
	Chicago Rivet & Machine Co.	11,046	315
*,^	Image Sensing Systems Inc.	88,473	307
	AMCON Distributing Co.	3,767	304
*	SigmaTron International Inc.	30,172	275
*,^	Marathon Patent Group Inc.	93,652	272
*	Air T Inc.	12,302	258
*	Asure Software Inc.	38,646	234
*,^	Lightbridge Corp.	203,945	228
*	MINDBODY Inc. Class A	16,017	222
*	Sevcon Inc.	21,782	221
	Bel Fuse Inc. Class A	10,580	219
*	Essex Rental Corp.	267,252	218
	EnviroStar Inc.	47,800	214
*	AMREP Corp.	41,386	211
	Sypris Solutions Inc.	141,883	206
*	LightPath Technologies Inc. Class A	114,699	202
*	Industrial Services of America Inc.	48,993	197
*	Onvia Inc.	44,738	191
*	Pioneer Power Solutions Inc.	26,639	190
*	Document Security Systems Inc.	712,106	189
*,^	Spherix Inc.	391,700	188
*	Swisher Hygiene Inc.	175,315	184
*,^	NXT-ID Inc.	58,739	140
*	CTPartners Executive Search Inc.	100,659	137
	Ecology and Environment Inc.	12,880	134
*	Luna Innovations Inc.	127,530	131
*	American DG Energy Inc.	324,240	130
*	Taylor Devices Inc.	10,315	129
*,^	Quest Resource Holding Corp.	119,450	129
*	Appliance Recycling Centers of America Inc.	68,719	126
*	DLH Holdings Corp.	47,352	124
*	Cartesian Inc.	33,694	114
*	Continental Materials Corp.	7,139	110
*	Coast Distribution System Inc.	28,187	105
*	ZBB Energy Corp.	98,394	87
*	Overseas Shipholding Group Inc. Class B	23,948	84
*	Nortech Systems Inc.	17,942	78

47

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	Professional Diversity Network Inc.	36,596	76
*	Applied DNA Sciences Inc.	21,032	65
*	Micronet Enertec Technologies Inc.	19,850	61
	WSI Industries Inc.	6,300	40
	Vicon Industries Inc.	29,860	40
*	IntriCon Corp.	5,317	39
	Art's-Way Manufacturing Co. Inc.	7,669	36
*	Sutron Corp.	4,053	34
	Servotronics Inc.	4,914	32
*	AeroCentury Corp.	3,772	32
*	Command Security Corp.	9,727	20
*	Tel-Instrument Electronics Corp.	1,900	9
*	Energy Focus Inc.	1,000	9
*	Tecogen Inc.	1,646	7
*	Electro-Sensors Inc.	1,300	5
*	Liquid Holdings Group Inc.	8,200	2
*	JetPay Corp.	400	1
*	LGL GROUP INC Warrants Exp. 06/08/2018	3,000	—
			49,542,224
Oil & Gas (7.1%)
	Exxon Mobil Corp.	74,216,580	6,174,819
	Chevron Corp.	33,311,762	3,213,586
	Schlumberger Ltd.	22,616,954	1,949,355
	ConocoPhillips	21,832,958	1,340,762
	Kinder Morgan Inc.	30,576,042	1,173,814
	Occidental Petroleum Corp.	13,639,745	1,060,763
	EOG Resources Inc.	9,728,107	851,696
	Phillips 66	9,615,286	774,607
	Anadarko Petroleum Corp.	9,005,595	702,977
	Williams Cos. Inc.	11,962,539	686,530
	Halliburton Co.	14,282,108	615,130
	Valero Energy Corp.	9,053,459	566,747
	Marathon Petroleum Corp.	9,673,187	506,004
	Baker Hughes Inc.	7,684,789	474,151
	Devon Energy Corp.	6,899,867	410,473
	Apache Corp.	6,737,021	388,255
	Spectra Energy Corp.	11,861,576	386,687
	Pioneer Natural Resources Co.	2,655,171	368,246
	National Oilwell Varco Inc.	6,972,511	336,633
	Marathon Oil Corp.	11,912,155	316,149
	Hess Corp.	4,430,880	296,337
	Noble Energy Inc.	6,878,603	293,579
*	Cheniere Energy Inc.	3,989,284	276,298
*	Concho Resources Inc.	2,136,176	243,225
	Cabot Oil & Gas Corp.	7,357,507	232,056
	EQT Corp.	2,705,272	220,047
	Tesoro Corp.	2,244,611	189,468
	Cimarex Energy Co.	1,688,123	186,217
*	Cameron International Corp.	3,405,264	178,334
*	FMC Technologies Inc.	4,084,640	169,472
*	Southwestern Energy Co.	6,780,039	154,110
*	Weatherford International plc	12,260,997	150,442
	HollyFrontier Corp.	3,450,887	147,318
	Range Resources Corp.	2,832,151	139,852
	Helmerich & Payne Inc.	1,799,301	126,707
	Murphy Oil Corp.	2,967,837	123,373
*	Whiting Petroleum Corp.	3,609,985	121,295
^	Chesapeake Energy Corp.	10,559,092	117,945
*	Dresser-Rand Group Inc.	1,356,991	115,588
*	Newfield Exploration Co.	2,912,185	105,188
	OGE Energy Corp.	3,507,018	100,196
^	Transocean Ltd.	6,064,706	97,763
	Energen Corp.	1,398,489	95,517
	Ensco plc Class A	4,125,392	91,872

48

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	Core Laboratories NV	764,862	87,225
*	Diamondback Energy Inc.	1,114,329	83,998
	Oceaneering International Inc.	1,767,742	82,359
	Nabors Industries Ltd.	5,690,628	82,116
	Targa Resources Corp.	907,761	80,990
*	Gulfport Energy Corp.	1,886,494	75,931
*	Continental Resources Inc.	1,638,351	69,450
^	Noble Corp. plc	4,316,825	66,436
	SemGroup Corp. Class A	790,733	62,847
*	First Solar Inc.	1,325,950	62,293
*	Cobalt International Energy Inc.	6,213,209	60,330
	QEP Resources Inc.	3,155,699	58,412
	Western Refining Inc.	1,302,716	56,824
	Superior Energy Services Inc.	2,663,674	56,044
	SM Energy Co.	1,190,738	54,917
*	Dril-Quip Inc.	681,944	51,316
	Rowan Cos. plc Class A	2,190,099	46,233
	Patterson-UTI Energy Inc.	2,435,394	45,822
*	Carrizo Oil & Gas Inc.	894,522	44,046
*	WPX Energy Inc.	3,583,350	44,004
	PBF Energy Inc. Class A	1,518,861	43,166
*	Antero Resources Corp.	1,215,986	41,757
	Denbury Resources Inc.	6,210,241	39,497
*	PDC Energy Inc.	728,098	39,055
*,^	Oasis Petroleum Inc.	2,391,184	37,900
	Exterran Holdings Inc.	1,148,313	37,492
*,^	NOW Inc.	1,804,364	35,925
	Delek US Holdings Inc.	943,523	34,741
*	Oil States International Inc.	927,632	34,536
	California Resources Corp.	5,442,449	32,872
*,^	Ultra Petroleum Corp.	2,563,968	32,101
*	Matador Resources Co.	1,277,428	31,936
*	Rosetta Resources Inc.	1,372,801	31,767
	Bristow Group Inc.	581,268	30,982
*	Memorial Resource Development Corp.	1,547,222	29,351
^	Diamond Offshore Drilling Inc.	1,121,051	28,934
	Atwood Oceanics Inc.	1,074,693	28,415
*	Rice Energy Inc.	1,323,443	27,567
*,^	Laredo Petroleum Inc.	2,131,132	26,810
*	MRC Global Inc.	1,701,253	26,267
*,^	SunPower Corp. Class A	923,966	26,250
	Pattern Energy Group Inc. Class A	912,295	25,891
*	Parsley Energy Inc. Class A	1,404,407	24,465
*	Unit Corp.	883,779	23,968
*	RSP Permian Inc.	839,217	23,590
*	McDermott International Inc.	4,176,502	22,303
*	Forum Energy Technologies Inc.	1,068,871	21,677
*	SEACOR Holdings Inc.	301,059	21,357
*	Helix Energy Solutions Group Inc.	1,664,479	21,022
^	Tidewater Inc.	861,685	19,586
*	Chart Industries Inc.	535,235	19,135
*	Synergy Resources Corp.	1,667,940	19,065
	RPC Inc.	1,317,649	18,223
	Green Plains Inc.	562,148	15,487
^	CARBO Ceramics Inc.	346,776	14,436
*	Bonanza Creek Energy Inc.	694,661	12,678
*	Stone Energy Corp.	939,178	11,824
*	Hornbeck Offshore Services Inc.	575,203	11,809
	CVR Energy Inc.	312,222	11,752
	Alon USA Energy Inc.	608,570	11,502
*	Flotek Industries Inc.	905,659	11,348
*	Newpark Resources Inc.	1,394,395	11,336
*	C&J Energy Services Ltd.	774,820	10,228
*	TETRA Technologies Inc.	1,426,526	9,101

49

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*,^	Sanchez Energy Corp.	925,988	9,075
*	Callon Petroleum Co.	1,083,332	9,013
*,^	EP Energy Corp. Class A	670,060	8,530
*	Matrix Service Co.	443,176	8,101
*,^	Halcon Resources Corp.	6,741,170	7,820
*	REX American Resources Corp.	122,176	7,775
*,^	Triangle Petroleum Corp.	1,514,442	7,603
*,^	SandRidge Energy Inc.	8,235,350	7,222
*	Pioneer Energy Services Corp.	1,138,463	7,218
*	Bill Barrett Corp.	838,313	7,201
*,^	Plug Power Inc.	2,909,352	7,128
*	Clayton Williams Energy Inc.	107,278	7,054
*	Parker Drilling Co.	2,061,546	6,844
*,^	Northern Oil and Gas Inc.	1,008,457	6,827
	Tesco Corp.	616,709	6,722
*	Renewable Energy Group Inc.	551,301	6,373
*,^	Magnum Hunter Resources Corp.	3,363,021	6,289
*	PHI Inc.	195,037	5,855
	Civeo Corp.	1,906,079	5,852
*	Par Petroleum Corp.	299,437	5,605
*,^	Penn Virginia Corp.	1,260,560	5,521
	Panhandle Oil and Gas Inc. Class A	258,414	5,347
*	Basic Energy Services Inc.	707,513	5,342
*	Abraxas Petroleum Corp.	1,773,940	5,233
*	Ring Energy Inc.	456,180	5,105
*	Geospace Technologies Corp.	218,714	5,041
*,^	Rex Energy Corp.	876,863	4,902
^	Gulfmark Offshore Inc.	416,054	4,826
*	Natural Gas Services Group Inc.	204,356	4,663
*	Jones Energy Inc. Class A	510,685	4,622
*,^	Approach Resources Inc.	647,024	4,432
*	Key Energy Services Inc.	2,331,109	4,196
^	Energy XXI Ltd.	1,576,336	4,146
*,^	FuelCell Energy Inc.	4,173,152	4,077
*	Trecora Resources	269,419	4,068
*,^	Pacific Ethanol Inc.	385,204	3,975
*	Gastar Exploration Inc.	1,247,134	3,854
*	Seventy Seven Energy Inc.	876,869	3,762
*,^	Eclipse Resources Corp.	673,856	3,544
*,^	Solazyme Inc.	1,111,745	3,491
*	Contango Oil & Gas Co.	282,542	3,467
	Gulf Island Fabrication Inc.	294,520	3,290
^	W&T Offshore Inc.	595,719	3,265
*,^	Enphase Energy Inc.	426,927	3,249
^	EXCO Resources Inc.	2,718,453	3,208
^	Comstock Resources Inc.	794,653	2,646
	Evolution Petroleum Corp.	361,379	2,381
*	Independence Contract Drilling Inc.	265,900	2,359
*	ION Geophysical Corp.	2,174,093	2,326
*	Green Brick Partners Inc.	205,928	2,255
*	VAALCO Energy Inc.	1,042,041	2,230
*,^	Isramco Inc.	14,962	2,065
*	PetroQuest Energy Inc.	991,768	1,964
	Dawson Geophysical Co.	378,690	1,780
^	Paragon Offshore plc	1,584,959	1,728
*,^	Goodrich Petroleum Corp.	887,364	1,650
*,^	Swift Energy Co.	777,788	1,579
*	Dakota Plains Holdings Inc.	1,276,479	1,519
	Adams Resources & Energy Inc.	32,683	1,458
*	Harvest Natural Resources Inc.	708,487	1,240
*,^	Resolute Energy Corp.	1,243,803	1,202
*	Willbros Group Inc.	924,955	1,184
*	Ideal Power Inc.	119,901	1,006
*	Aemetis Inc.	269,539	970

50

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*,^	Amyris Inc.	471,488	919
*	Mitcham Industries Inc.	217,080	910
*,^	Zion Oil & Gas Inc.	425,949	814
*,^	FX Energy Inc.	858,886	756
*,^	Gevo Inc.	216,070	707
*,^	Glori Energy Inc.	472,092	675
*,^	Hercules Offshore Inc.	2,757,784	645
*,^	Warren Resources Inc.	1,371,765	631
*,^	Vantage Drilling Co.	3,193,159	604
*,^	Midstates Petroleum Co. Inc.	616,599	573
*	Enservco Corp.	363,771	546
*,^	MagneGas Corp.	348,822	419
*	Forbes Energy Services Ltd.	233,570	322
*,^	Torchlight Energy Resources Inc.	143,668	322
*,^	Emerald Oil Inc.	74,480	317
*	Magellan Petroleum Corp.	667,740	280
*	Superior Drilling Products Inc.	97,596	269
*	PrimeEnergy Corp.	4,540	258
*	Royale Energy Inc.	207,408	239
*,^	Miller Energy Resources Inc.	615,385	225
*	SAExploration Holdings Inc.	65,685	221
*	US Energy Corp. Wyoming	410,538	217
*,^	GreenHunter Resources Inc.	290,400	200
*,^	PEDEVCO Corp.	382,260	172
*,^	Ascent Solar Technologies Inc.	281,927	155
*	Yuma Energy Inc.	215,013	110
*	STR Holdings Inc.	77,627	92
*,^	Real Goods Solar Inc. Class A	34,392	77
*	Lilis Energy Inc.	72,233	69
*	PHI Inc.	1,763	64
*,^	PostRock Energy Corp.	21,958	60
*	Blue Earth Inc.	54,068	59
^	ZaZa Energy Corp.	62,085	49
*	Tengasco Inc.	177,040	47
*	FieldPoint Petroleum Corp.	26,809	30
	Amec Foster Wheeler plc ADR	803	10
*	Eco-Stim Energy Solutions Inc.	500	3
*	EnerJex Resources Inc.	1,400	2
*	Barnwell Industries Inc.	300	1
			28,926,624
Other (0.0%)[3]
*	Leap Wireless International Inc CVR	872,848	2,200
*	Furiex Pharmaceuticals Inc. CVR	119,591	1,168
*	Adolor Corp. Rights Exp. 07/01/2019	592,629	308
*	Chelsea Therapeutics International Ltd. CVR Exp. 12/31/2016	1,157,305	127
*	Ambit Biosciences Corp. CVR Rights	201,330	121
*	NuPathe Inc. CVR	158,681	95
*	Omthera Pharmaceuticals Inc. CVR	121,311	73
*,^	Cubist Pharmaceuticals, Inc. CVR	511,822	67
*	Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	216,285	—
*	Gerber Scientific Inc. CVR	388,581	—
*,^	Magnum Hunter Resources Corp. Warrants Exp. 04/15/2016	224,250	—
*	Allen Organ Co. Escrow Shares	11,462	—
*	Trubion Pharmaceuticals Inc. CVR	104	—
			4,159
Technology (15.6%)
	Apple Inc.	102,240,800	12,823,552
	Microsoft Corp.	129,253,726	5,706,552
*	Facebook Inc. Class A	37,875,005	3,248,350
*	Google Inc. Class A	5,116,534	2,763,133
*	Google Inc. Class C	5,150,768	2,681,026
	International Business Machines Corp.	15,758,177	2,563,225
	Intel Corp.	84,143,939	2,559,238
	Cisco Systems Inc.	90,320,695	2,480,206

51

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	Oracle Corp.	58,221,837	2,346,340
	QUALCOMM Inc.	28,968,842	1,814,319
	Hewlett-Packard Co.	32,325,813	970,098
	Texas Instruments Inc.	18,551,143	955,569
	EMC Corp.	34,707,792	915,939
*	Salesforce.com inc	11,061,424	770,207
*	Adobe Systems Inc.	8,401,456	680,602
*	Cognizant Technology Solutions Corp. Class A	10,800,299	659,790
	Avago Technologies Ltd. Class A	4,550,036	604,836
*	Yahoo! Inc.	15,023,666	590,280
	Broadcom Corp. Class A	9,727,731	500,881
	Intuit Inc.	4,642,025	467,777
	Corning Inc.	22,474,707	443,426
	Applied Materials Inc.	21,752,797	418,089
*	Cerner Corp.	5,462,328	377,228
*	Micron Technology Inc.	19,191,274	361,564
*	Twitter Inc.	9,880,006	357,854
	Analog Devices Inc.	5,565,063	357,194
	Skyworks Solutions Inc.	3,395,262	353,447
	Western Digital Corp.	3,875,433	303,911
	Symantec Corp.	12,044,026	280,024
	Altera Corp.	5,334,460	273,124
	Seagate Technology plc	5,435,072	258,166
*	Red Hat Inc.	3,243,405	246,272
*	Palo Alto Networks Inc.	1,328,007	232,003
	Lam Research Corp.	2,815,259	229,021
*	Catamaran Corp.	3,671,718	224,269
	SanDisk Corp.	3,718,826	216,510
*	Qorvo Inc.	2,650,756	212,776
*	Akamai Technologies Inc.	2,977,935	207,919
	Xilinx Inc.	4,609,114	203,538
*	Autodesk Inc.	4,009,497	200,776
*	Citrix Systems Inc.	2,819,370	197,807
	Motorola Solutions Inc.	3,425,339	196,409
*	ServiceNow Inc.	2,608,220	193,817
	Linear Technology Corp.	4,205,920	186,028
	NVIDIA Corp.	9,112,593	183,254
	Juniper Networks Inc.	6,753,595	175,391
	NetApp Inc.	5,499,677	173,570
	Maxim Integrated Products Inc.	4,987,805	172,453
	Harris Corp.	2,185,042	168,052
	Computer Sciences Corp.	2,483,127	162,992
	KLA-Tencor Corp.	2,865,256	161,056
	CA Inc.	5,451,608	159,678
	Microchip Technology Inc.	3,364,485	159,561
*	SunEdison Inc.	5,282,558	158,001
*	F5 Networks Inc.	1,274,879	153,432
	CDK Global Inc.	2,833,334	152,943
*	Splunk Inc.	2,125,975	148,010
*	ANSYS Inc.	1,616,203	147,462
*	Workday Inc. Class A	1,904,265	145,467
*	Synopsys Inc.	2,753,226	139,451
*	VMware Inc. Class A	1,468,000	125,866
*	VeriSign Inc.	2,012,359	124,203
*	Gartner Inc.	1,445,565	124,001
	IAC/InterActiveCorp	1,368,227	108,993
*	FireEye Inc.	2,216,206	108,395
*	Fortinet Inc.	2,561,682	105,874
*	Tableau Software Inc. Class A	886,865	102,256
*	Cadence Design Systems Inc.	5,114,003	100,541
	Marvell Technology Group Ltd.	7,439,831	98,094
*	Teradata Corp.	2,598,686	96,151
*	Informatica Corp.	1,916,032	92,870
*	ON Semiconductor Corp.	7,677,391	89,749

52

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	Brocade Communications Systems Inc.	7,547,447	89,664
	SS&C Technologies Holdings Inc.	1,432,310	89,519
	Garmin Ltd.	2,027,639	89,074
*	NCR Corp.	2,814,497	84,716
*	PTC Inc.	2,048,370	84,024
*	Rackspace Hosting Inc.	2,162,765	80,433
*	Nuance Communications Inc.	4,583,970	80,265
*	athenahealth Inc.	695,575	79,699
*	Manhattan Associates Inc.	1,312,320	78,280
	CDW Corp.	2,260,925	77,505
	DST Systems Inc.	614,129	77,368
*	Freescale Semiconductor Ltd.	1,935,574	77,365
*	Ultimate Software Group Inc.	470,120	77,260
	Pitney Bowes Inc.	3,538,515	73,636
	Teradyne Inc.	3,808,027	73,457
*	Tyler Technologies Inc.	559,796	72,426
*	Aspen Technology Inc.	1,538,399	70,074
*	ARRIS Group Inc.	2,288,188	70,019
	Atmel Corp.	6,979,158	68,780
	Cypress Semiconductor Corp.	5,688,060	66,892
*	CommScope Holding Co. Inc.	2,177,730	66,443
*	Guidewire Software Inc.	1,221,428	64,650
*	VeriFone Systems Inc.	1,893,714	64,311
*	Ingram Micro Inc.	2,569,224	64,308
*	Verint Systems Inc.	1,057,735	64,252
*	Cavium Inc.	919,538	63,273
*	IMS Health Holdings Inc.	2,063,912	63,259
*	Dealertrack Technologies Inc.	941,811	59,136
*	Microsemi Corp.	1,677,573	58,631
*	Qlik Technologies Inc.	1,668,719	58,338
*	Integrated Device Technology Inc.	2,604,054	56,508
*	Synaptics Inc.	645,178	55,960
*	NetSuite Inc.	608,512	55,831
	j2 Global Inc.	799,399	54,311
	Mentor Graphics Corp.	2,022,849	53,464
	Solera Holdings Inc.	1,196,170	53,301
*	EPAM Systems Inc.	746,355	53,163
	Leidos Holdings Inc.	1,305,982	52,722
*	SolarWinds Inc.	1,134,547	52,337
*	Medidata Solutions Inc.	951,188	51,669
*,^	Cree Inc.	1,976,047	51,436
	Fair Isaac Corp.	560,922	50,920
*	ACI Worldwide Inc.	2,021,491	49,668
*,^	Arista Networks Inc.	595,779	48,699
	Lexmark International Inc. Class A	1,088,248	48,101
*	JDS Uniphase Corp.	4,092,145	47,387
*	Infinera Corp.	2,255,797	47,327
*	Ciena Corp.	1,986,417	47,038
	Blackbaud Inc.	816,070	46,475
*	ViaSat Inc.	758,436	45,703
*	Allscripts Healthcare Solutions Inc.	3,286,114	44,954
*	Proofpoint Inc.	690,477	43,963
*	Demandware Inc.	611,663	43,477
	Plantronics Inc.	752,754	42,388
	Advent Software Inc.	878,306	38,830
*	Tech Data Corp.	670,363	38,586
*	EchoStar Corp. Class A	784,461	38,188
	SYNNEX Corp.	520,629	38,105
*	Cirrus Logic Inc.	1,109,307	37,750
	InterDigital Inc.	652,808	37,138
	Science Applications International Corp.	701,619	37,081
	MKS Instruments Inc.	964,977	36,611
*,^	3D Systems Corp.	1,857,772	36,264
*	Electronics For Imaging Inc.	831,520	36,179

53

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	Fairchild Semiconductor International Inc. Class A	2,072,435	36,019
*	Silicon Laboratories Inc.	666,681	36,007
*	Entegris Inc.	2,468,808	35,971
	Diebold Inc.	1,021,864	35,765
*	Ellie Mae Inc.	506,306	35,335
*	Dycom Industries Inc.	590,970	34,779
	Tessera Technologies Inc.	902,732	34,286
*	CACI International Inc. Class A	419,241	33,912
*	Veeva Systems Inc. Class A	1,177,549	33,007
*	Finisar Corp.	1,829,922	32,701
	Monolithic Power Systems Inc.	641,444	32,528
*	Rambus Inc.	2,166,069	31,386
*	IGATE Corp.	645,881	30,802
*	CommVault Systems Inc.	717,610	30,434
*	Cornerstone OnDemand Inc.	849,255	29,554
*,^	NetScout Systems Inc.	792,830	29,073
	Intersil Corp. Class A	2,302,951	28,810
*	Synchronoss Technologies Inc.	605,717	27,699
*	MicroStrategy Inc. Class A	162,743	27,679
*	Fleetmatics Group plc	589,334	27,599
*	Polycom Inc.	2,402,591	27,486
*	OmniVision Technologies Inc.	1,027,217	26,908
*	Rovi Corp.	1,659,931	26,476
	West Corp.	876,948	26,396
*,^	Advanced Micro Devices Inc.	10,899,133	26,158
*	LogMeIn Inc.	405,259	26,135
*	Envestnet Inc.	638,941	25,832
*	PMC-Sierra Inc.	2,988,979	25,586
*	Syntel Inc.	523,454	24,854
*	Premier Inc. Class A	645,668	24,832
	Cogent Communications Holdings Inc.	732,609	24,791
*	Virtusa Corp.	478,010	24,570
*	Progress Software Corp.	874,682	24,054
*	Semtech Corp.	1,182,647	23,476
*	MedAssets Inc.	1,049,920	23,161
*	Infoblox Inc.	878,291	23,020
	Power Integrations Inc.	491,352	22,199
*	QLogic Corp.	1,556,819	22,091
*	Nimble Storage Inc.	781,944	21,941
*,^	Endurance International Group Holdings Inc.	1,054,134	21,778
*	Insight Enterprises Inc.	717,631	21,464
*	Web.com Group Inc.	884,677	21,427
*,^	Zendesk Inc.	959,153	21,303
*	Cray Inc.	692,081	20,423
*	Super Micro Computer Inc.	664,044	19,642
*	Bottomline Technologies de Inc.	703,729	19,571
*	ScanSource Inc.	510,889	19,444
*,^	Gogo Inc.	903,766	19,368
*,^	InvenSense Inc.	1,280,824	19,340
	NIC Inc.	1,054,003	19,267
*	SPS Commerce Inc.	290,924	19,143
*	Cabot Microelectronics Corp.	405,922	19,123
*	Advanced Energy Industries Inc.	683,993	18,803
*	Shutterstock Inc.	319,294	18,723
*	NETGEAR Inc.	618,852	18,578
	CSG Systems International Inc.	579,150	18,336
^	Ubiquiti Networks Inc.	566,964	18,095
*	Qualys Inc.	447,770	18,068
*	BroadSoft Inc.	512,749	17,726
*	Marketo Inc.	631,186	17,711
*	Unisys Corp.	880,560	17,602
^	Ebix Inc.	539,148	17,582
*	RealPage Inc.	906,353	17,284
	Quality Systems Inc.	1,027,940	17,033

54

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	RingCentral Inc. Class A	905,392	16,741
	Monotype Imaging Holdings Inc.	686,567	16,553
*	Kulicke & Soffa Industries Inc.	1,374,639	16,097
*	Diodes Inc.	661,708	15,954
*,^	VASCO Data Security International Inc.	523,703	15,811
	ADTRAN Inc.	952,310	15,475
*	Paycom Software Inc.	447,578	15,285
*	Gigamon Inc.	453,286	14,954
*	Ixia	1,197,449	14,896
*	Ruckus Wireless Inc.	1,429,335	14,779
*	Inphi Corp.	645,188	14,749
*	Barracuda Networks Inc.	363,433	14,399
	Pegasystems Inc.	614,335	14,062
*	Callidus Software Inc.	900,617	14,032
*	Loral Space & Communications Inc.	216,036	13,636
*	HubSpot Inc.	270,691	13,421
*	Interactive Intelligence Group Inc.	299,152	13,303
	Brooks Automation Inc.	1,156,767	13,245
*	SunEdison Semiconductor Ltd.	738,294	12,750
*	Lattice Semiconductor Corp.	2,110,572	12,431
*	2U Inc.	386,125	12,429
	Integrated Silicon Solution Inc.	553,791	12,261
*	Amkor Technology Inc.	1,898,323	11,352
	Micrel Inc.	813,998	11,315
*	Perficient Inc.	571,627	10,998
*	Harmonic Inc.	1,599,675	10,926
*	GoDaddy Inc. Class A	383,538	10,812
*	Intra-Cellular Therapies Inc.	337,656	10,788
*	Photronics Inc.	1,117,888	10,631
*	Blucora Inc.	652,356	10,536
*	CalAmp Corp.	572,729	10,458
*	Intralinks Holdings Inc.	870,585	10,369
*	MaxLinear Inc.	854,408	10,338
	Inteliquent Inc.	560,986	10,322
	Computer Programs & Systems Inc.	189,099	10,102
*	Cvent Inc.	365,553	9,424
*	FormFactor Inc.	1,000,890	9,208
*	Actua Corp.	644,192	9,186
*	PROS Holdings Inc.	433,946	9,161
*	RigNet Inc.	299,214	9,147
*	Applied Micro Circuits Corp.	1,351,457	9,122
*	Q2 Holdings Inc.	317,423	8,967
*	Ultratech Inc.	479,096	8,892
*,^	Textura Corp.	317,165	8,827
*	LivePerson Inc.	878,470	8,618
*	Mercury Systems Inc.	584,371	8,555
	Epiq Systems Inc.	504,621	8,518
*	Exar Corp.	839,777	8,213
*	Internap Corp.	887,315	8,208
*	ePlus Inc.	106,426	8,158
	Comtech Telecommunications Corp.	275,755	8,011
*	Premiere Global Services Inc.	771,461	7,938
*	Tangoe Inc.	629,218	7,916
*	ShoreTel Inc.	1,137,209	7,710
*	Rally Software Development Corp.	386,437	7,516
	Forrester Research Inc.	206,322	7,432
*,^	Benefitfocus Inc.	167,713	7,354
	PC Connection Inc.	291,594	7,214
*	CEVA Inc.	366,543	7,122
*	PDF Solutions Inc.	444,782	7,117
*	Comverse Inc.	353,186	7,092
*	Xcerra Corp.	936,675	7,091
*	Sigma Designs Inc.	591,539	7,057
*,^	Box Inc.	374,718	6,985

55

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	SciQuest Inc.	464,915	6,885
	IXYS Corp.	445,327	6,813
*	Rudolph Technologies Inc.	558,224	6,704
*	Nanometrics Inc.	407,597	6,570
*	Quantum Corp.	3,904,543	6,560
*	Dot Hill Systems Corp.	1,031,082	6,310
*	Immersion Corp.	482,837	6,118
*	Merge Healthcare Inc.	1,216,989	5,842
*	Sonus Networks Inc.	832,833	5,763
*	Axcelis Technologies Inc.	1,861,674	5,511
*	Calix Inc.	719,352	5,474
*,^	Digimarc Corp.	120,382	5,434
	Cohu Inc.	398,115	5,267
*	Zix Corp.	1,006,691	5,205
*	A10 Networks Inc.	791,080	5,095
	Hackett Group Inc.	376,940	5,062
*	Silver Spring Networks Inc.	392,364	4,869
*,^	KEYW Holding Corp.	512,410	4,776
	Pericom Semiconductor Corp.	357,372	4,699
*,^	OPOWER Inc.	406,859	4,683
*	Vectrus Inc.	185,703	4,618
	Alliance Fiber Optic Products Inc.	244,011	4,526
*	MobileIron Inc.	761,763	4,502
*	ChannelAdvisor Corp.	375,418	4,486
*	NeoPhotonics Corp.	482,557	4,406
*,^	Castlight Health Inc. Class B	524,483	4,269
*	Extreme Networks Inc.	1,566,566	4,214
*	Mattson Technology Inc.	1,243,226	4,165
*	Boingo Wireless Inc.	503,741	4,161
*	United Online Inc.	263,385	4,127
*	Vocera Communications Inc.	355,464	4,070
*	Silicon Graphics International Corp.	610,070	3,947
*	Ciber Inc.	1,138,523	3,928
*	Seachange International Inc.	554,590	3,888
*	Applied Optoelectronics Inc.	221,006	3,837
*	Jive Software Inc.	718,314	3,771
*	Brightcove Inc.	545,638	3,743
*	Varonis Systems Inc.	165,737	3,661
*	DSP Group Inc.	352,294	3,639
*	Digi International Inc.	380,442	3,633
*	Telenav Inc.	446,632	3,595
*,^	Oclaro Inc.	1,536,326	3,472
*	Limelight Networks Inc.	872,710	3,438
	QAD Inc. Class A	128,645	3,400
*,^	New Relic Inc.	96,618	3,400
*	Carbonite Inc.	287,769	3,399
*,^	Rocket Fuel Inc.	410,397	3,365
	American Software Inc. Class A	349,984	3,325
*,^	VirnetX Holding Corp.	782,768	3,288
*,^	Violin Memory Inc.	1,327,544	3,252
*	KVH Industries Inc.	238,592	3,209
*	Kopin Corp.	901,452	3,110
*	Imprivata Inc.	189,405	3,099
*	Model N Inc.	258,359	3,077
*	Pendrell Corp.	2,228,562	3,053
*	Datalink Corp.	337,974	3,021
*	VOXX International Corp. Class A	356,358	2,951
*	TeleCommunication Systems Inc. Class A	875,672	2,898
*,^	Clearfield Inc.	175,905	2,799
*	Ultra Clean Holdings Inc.	435,721	2,715
*	EMCORE Corp.	449,964	2,709
*	Alpha & Omega Semiconductor Ltd.	307,662	2,689
*	Agilysys Inc.	292,386	2,684
*,^	Workiva Inc.	188,773	2,611

56

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	PC-Tel Inc.	357,424	2,566
*	Cascade Microtech Inc.	167,008	2,543
*,^	Pixelworks Inc.	421,123	2,476
*	Marin Software Inc.	364,803	2,459
*	Rosetta Stone Inc.	306,547	2,446
*,^	TransEnterix Inc.	800,067	2,400
*	Covisint Corp.	707,709	2,314
*	Imation Corp.	565,276	2,295
*	Guidance Software Inc.	258,965	2,193
*,^	Hortonworks Inc.	86,194	2,182
*	Exa Corp.	191,587	2,136
*	MRV Communications Inc.	171,205	2,089
*,^	Park City Group Inc.	167,676	2,077
*	Amtech Systems Inc.	199,131	2,069
*,^	Mitek Systems Inc.	514,640	1,950
*,^	Millennial Media Inc.	1,145,884	1,856
	Computer Task Group Inc.	229,673	1,773
*,^	WidePoint Corp.	1,051,573	1,756
*	Audience Inc.	355,241	1,737
*	Key Tronic Corp.	157,560	1,713
	TESSCO Technologies Inc.	85,591	1,696
*	Systemax Inc.	193,430	1,671
*	Radisys Corp.	646,154	1,654
	Evolving Systems Inc.	182,615	1,636
	Preformed Line Products Co.	43,037	1,623
*	Cyan Inc.	305,977	1,603
*,^	QuickLogic Corp.	999,202	1,589
*	BSQUARE Corp.	230,653	1,564
*	MoSys Inc.	820,891	1,560
*,^	Neonode Inc.	528,445	1,559
*	GSI Technology Inc.	297,241	1,549
*	Support.com Inc.	1,053,784	1,486
*	Novatel Wireless Inc.	453,032	1,472
	Concurrent Computer Corp.	233,786	1,449
*	Numerex Corp. Class A	169,515	1,448
*	USA Technologies Inc.	508,145	1,372
*	AXT Inc.	527,724	1,330
	Aware Inc.	322,917	1,301
*	Qumu Corp.	152,829	1,259
	TransAct Technologies Inc.	187,361	1,252
*	Aviat Networks Inc.	980,603	1,236
*	ID Systems Inc.	199,990	1,220
*,^	Rightside Group Ltd.	179,340	1,214
	NCI Inc. Class A	115,589	1,194
*	Unwired Planet Inc.	1,896,706	1,176
*	Edgewater Technology Inc.	156,976	1,146
*	eGain Corp.	227,199	1,138
*	Tremor Video Inc.	381,479	1,110
	ClearOne Inc.	84,413	1,089
*	Five9 Inc.	203,602	1,065
*,^	Aerohive Networks Inc.	152,425	1,064
*	Datawatch Corp.	150,385	1,050
*	Amber Road Inc.	147,172	1,033
*	Apigee Corp.	103,166	1,024
*	Identiv Inc.	172,117	1,014
*	Inuvo Inc.	323,417	990
*	ANADIGICS Inc.	1,348,405	984
*,^	MeetMe Inc.	568,043	966
*	Zhone Technologies Inc.	414,475	928
*	iPass Inc.	869,631	913
*	LRAD Corp.	448,300	892
*	PAR Technology Corp.	170,416	837
*	Alarm.com Holdings Inc.	53,500	823
*,^	CVD Equipment Corp.	72,268	807

57

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
*	Innodata Inc.	306,490	806
*,^	Cinedigm Corp. Class A	1,115,699	786
*	Hutchinson Technology Inc.	459,595	786
	Communications Systems Inc.	74,329	781
*,^	Vringo Inc.	1,391,600	773
*	FalconStor Software Inc.	476,855	758
*,^	InterCloud Systems Inc.	273,988	729
*	NetSol Technologies Inc.	137,765	709
*	Westell Technologies Inc. Class A	696,943	690
*	GigOptix Inc.	400,102	680
*	Icad Inc.	209,738	680
*	Intermolecular Inc.	324,109	638
*	RELM Wireless Corp.	126,563	624
*,^	ARC Group Worldwide Inc.	109,790	582
*	Streamline Health Solutions Inc.	203,637	570
*	Smith Micro Software Inc.	492,957	567
*,^	ParkerVision Inc.	1,494,998	561
*	Upland Software Inc.	56,857	524
*	Meru Networks Inc.	320,028	518
	GlobalSCAPE Inc.	145,417	478
	Astro-Med Inc.	33,167	475
	RCM Technologies Inc.	80,270	454
*	Netlist Inc.	768,374	427
*	GSE Systems Inc.	274,729	426
*,^	Wave Systems Corp. Class A	677,772	394
*	Xplore Technologies Corp.	65,650	381
*,^	Infosonics Corp.	140,874	375
*	ARI Network Services Inc.	117,414	367
	QAD Inc. Class B	16,778	362
*	inTEST Corp.	75,035	327
*	Synacor Inc.	201,945	325
*,^	Crossroads Systems Inc.	193,362	296
	Simulations Plus Inc.	44,295	278
*,^	Resonant Inc.	90,940	271
*	Data I/O Corp.	78,543	269
*	Appfolio Inc.	18,700	264
*	Selectica Inc.	49,569	260
*,^	Sysorex Global Holdings Corp.	157,516	244
*,^	Solar3D Inc.	65,759	237
*	Lantronix Inc.	138,633	229
*	BroadVision Inc.	38,059	229
*,^	Superconductor Technologies Inc.	215,029	226
*	Ikanos Communications Inc.	107,844	222
*	Aehr Test Systems	93,715	214
*	Intellicheck Mobilisa Inc.	141,245	195
	SMTP Inc.	29,445	172
*	Acorn Energy Inc.	317,827	140
*	Mastech Holdings Inc.	15,394	137
*	Sonic Foundry Inc.	17,228	116
*	Majesco	19,589	103
*,^	xG Technology Inc.	343,852	96
	Optical Cable Corp.	27,126	93
*	ADDvantage Technologies Group Inc.	29,519	69
	CSP Inc.	9,402	65
*	Trio Tech International	20,120	62
*	Qualstar Corp.	34,975	41
*	Daegis Inc.	62,544	38
*	Authentidate Holding Corp.	101,287	19
*	Glowpoint Inc.	12,965	11
*	Fusion Telecommunications International Inc.	250	1
*	TigerLogic Corp.	1,500	1
			62,901,521
Telecommunications (2.0%)
	Verizon Communications Inc.	72,561,096	3,382,073

58

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	AT&T Inc.	92,003,255	3,267,956
	CenturyLink Inc.	10,017,030	294,300
*	Level 3 Communications Inc.	5,054,198	266,205
*	SBA Communications Corp. Class A	2,291,581	263,463
*	T-Mobile US Inc.	5,032,059	195,093
	Frontier Communications Corp.	20,397,774	100,969
*,^	Sprint Corp.	13,961,955	63,667
	Telephone & Data Systems Inc.	1,611,386	47,375
*	Zayo Group Holdings Inc.	1,114,852	28,674
	Consolidated Communications Holdings Inc.	849,355	17,845
*	Vonage Holdings Corp.	3,182,996	15,629
*,^	Globalstar Inc.	7,047,900	14,871
*	Cincinnati Bell Inc.	3,682,064	14,065
	Shenandoah Telecommunications Co.	396,858	13,584
*	8x8 Inc.	1,511,741	13,545
	EarthLink Holdings Corp.	1,805,131	13,520
*,^	Iridium Communications Inc.	1,390,193	12,637
*	GTT Communications Inc.	510,913	12,195
	Atlantic Tele-Network Inc.	174,429	12,050
	Windstream Holdings Inc.	1,777,891	11,343
*	inContact Inc.	1,020,080	10,068
*	Pacific DataVision Inc.	236,218	9,952
*	United States Cellular Corp.	232,307	8,751
*	FairPoint Communications Inc.	407,510	7,425
*	ORBCOMM Inc.	1,039,291	7,015
*	General Communication Inc. Class A	404,067	6,873
	Spok Holdings Inc.	361,260	6,084
*,^	Straight Path Communications Inc. Class B	175,611	5,758
	IDT Corp. Class B	316,639	5,725
	Lumos Networks Corp.	366,597	5,422
*	Hawaiian Telcom Holdco Inc.	162,907	4,252
*,^	Intelsat SA	405,249	4,020
*	HC2 Holdings Inc.	414,340	3,708
*	Alaska Communications Systems Group Inc.	826,767	1,984
*,^	Towerstream Corp.	1,074,829	1,924
*	NTELOS Holdings Corp.	310,065	1,432
*	Alteva Inc.	91,123	654
*,^	Elephant Talk Communications Corp.	1,050,107	410
*	Otelco Inc. Class A	2,454	11
			8,152,527
Utilities (2.8%)
	Duke Energy Corp.	12,515,470	883,842
	NextEra Energy Inc.	7,840,880	768,641
	Dominion Resources Inc.	10,411,205	696,197
	Southern Co.	15,959,190	668,690
	Exelon Corp.	15,266,016	479,658
	American Electric Power Co. Inc.	8,613,747	456,270
	PG&E Corp.	8,482,065	416,469
	Sempra Energy	4,156,378	411,232
	Public Service Enterprise Group Inc.	8,985,842	352,964
	PPL Corp.	11,801,604	347,793
	Edison International	5,780,544	321,283
	Consolidated Edison Inc.	5,167,989	299,123
	Xcel Energy Inc.	8,866,349	285,319
	NiSource Inc.	5,618,030	256,126
	Eversource Energy	5,599,581	254,277
	WEC Energy Group Inc.	5,597,698	251,728
	FirstEnergy Corp.	7,511,805	244,509
	DTE Energy Co.	3,147,822	234,953
	Entergy Corp.	3,182,717	224,382
	Ameren Corp.	4,252,422	160,231
	AES Corp.	12,067,071	160,009
	CMS Energy Corp.	4,911,092	156,369
	American Water Works Co. Inc.	3,159,419	153,643

59

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2015

			Market
			Value
		Shares	($000)
	ONEOK Inc.	3,672,860	145,005
	CenterPoint Energy Inc.	7,300,318	138,925
	NRG Energy Inc.	5,960,586	136,378
*	Calpine Corp.	6,682,562	120,219
	Pepco Holdings Inc.	4,458,519	120,112
	Alliant Energy Corp.	2,011,099	116,081
	SCANA Corp.	2,256,189	114,276
	Pinnacle West Capital Corp.	1,930,407	109,821
	UGI Corp.	3,079,168	106,077
	AGL Resources Inc.	2,098,763	97,718
	Atmos Energy Corp.	1,765,846	90,553
	ITC Holdings Corp.	2,729,419	87,833
	National Fuel Gas Co.	1,408,737	82,961
	Westar Energy Inc. Class A	2,390,325	81,797
	Aqua America Inc.	3,152,525	77,205
	TECO Energy Inc.	4,183,046	73,873
	Great Plains Energy Inc.	2,676,067	64,654
	Questar Corp.	3,068,809	64,169
*	Dynegy Inc.	2,166,525	63,371
	Hawaiian Electric Industries Inc.	2,007,560	59,685
	Cleco Corp.	1,081,520	58,240
	Vectren Corp.	1,483,388	57,081
	IDACORP Inc.	883,149	49,580
	WGL Holdings Inc.	899,327	48,824
	Piedmont Natural Gas Co. Inc.	1,376,445	48,602
	New Jersey Resources Corp.	1,751,894	48,265
	UIL Holdings Corp.	999,609	45,802
	Portland General Electric Co.	1,360,183	45,104
	TerraForm Power Inc. Class A	1,184,887	45,002
	Southwest Gas Corp.	823,720	43,830
	ALLETE Inc.	922,844	42,811
	NorthWestern Corp.	856,872	41,772
	ONE Gas Inc.	962,420	40,961
	Black Hills Corp.	869,120	37,937
	Laclede Group Inc.	706,566	36,784
	PNM Resources Inc.	1,402,837	34,510
	Avista Corp.	1,065,627	32,661
	South Jersey Industries Inc.	1,203,038	29,751
	El Paso Electric Co.	769,357	26,666
	American States Water Co.	681,997	25,500
*	Talen Energy Corp.	1,466,481	25,165
	Ormat Technologies Inc.	662,835	24,976
	MGE Energy Inc.	628,525	24,343
	Northwest Natural Gas Co.	494,441	20,856
	Empire District Electric Co.	871,993	19,009
	California Water Service Group	820,756	18,754
	Chesapeake Utilities Corp.	312,725	16,840
	Unitil Corp.	320,789	10,592
	SJW Corp.	295,204	9,060
	Atlantic Power Corp.	2,208,448	6,802
	Connecticut Water Service Inc.	176,144	6,017
	York Water Co.	280,678	5,855
	Middlesex Water Co.	244,947	5,526
*,^	Vivint Solar Inc.	410,971	5,002
	Delta Natural Gas Co. Inc.	191,073	3,841
	Genie Energy Ltd. Class B	263,311	2,757
	Gas Natural Inc.	234,253	2,413
*,^	Cadiz Inc.	260,740	2,266
	Artesian Resources Corp. Class A	106,284	2,242
*	Pure Cycle Corp.	237,440	1,235
	Spark Energy Inc. Class A	51,482	811

60

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2015

					Market
					Value
				Shares	($000)
*	US Geothermal Inc.			1,375,116	729
					11,489,195
Total Common Stocks (Cost $272,992,553)					400,773,181

		Coupon
Temporary Cash Investments (0.9%)[1]
Money Market Fund (0.9%)
4,5	Vanguard Market Liquidity Fund	0.137%		3,417,616,000	3,417,616

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
6,7,8	Federal Home Loan Bank Discount Notes	0.083%	7/22/15	30,000	29,999
6,7,8	Federal Home Loan Bank Discount Notes	0.088%-0.133%	7/31/15	67,800	67,796
6,8	Federal Home Loan Bank Discount Notes	0.150%	11/13/15	20,000	19,988
					117,783
Total Temporary Cash Investments (Cost $3,535,396)					3,535,399
Total Investments (100.1%) (Cost $276,527,949)					404,308,580
Other Assets and Liabilities—Net (-0.1%)[5]					(436,689)
Net Assets (100%)					403,871,891

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,387,626,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 Security will be issued after June 30, 2015, pursuant to a spin-off. Security was purchased by the fund on a when-issued basis because the issuer will be part of the benchmark index.
3 “Other” represents securities that are not classified by the fund’s benchmark index.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $1,475,115,000 of collateral received for securities on loan.
6 Securities with a value of $94,792,000 have been segregated as initial margin for open futures contracts.
7 Securities with a value of $1,335,000 have been segregated as collateral for open swap contracts. After June 30, the fund posted additional collateral of $702,000 in connection with open swap contracts as of June 30, 2015.
8 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

61

© 2015 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA852 082015

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 18, 2015

VANGUARD INDEX FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: August 18, 2015

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.